UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09913

AIM Counselor Series Trust (Invesco Counselor Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/21

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 28, 2021

Invesco American Franchise Fund

Nasdaq:
A: VAFAX ∎ C: VAFCX ∎ R: VAFRX ∎ Y: VAFIX ∎ R5: VAFNX ∎ R6: VAFFX

2	Fund Performance
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Fund Expenses
18	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/20 to 2/28/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	11.20%
Class C Shares	10.79
Class R Shares	11.07
Class Y Shares	11.34
Class R5 Shares	11.36
Class R6 Shares	11.40
S&P 500 Index▼ (Broad Market Index)	9.74
Russell 1000 Growth Index▼ (Style-Specific Index)	5.34
Lipper Large-Cap Growth Funds Index∎ (Peer Group Index)	6.73

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco American Franchise Fund

Average Annual Total Returns
As of 2/28/21, including maximum applicable sales charges
Class A Shares

Inception (6/23/05)	11.36%

10 Years	14.07

5 Years	21.49

1 Year	46.55

Class C Shares

Inception (6/23/05)	11.36%

10 Years	14.03

5 Years	21.93

1 Year	52.91

Class R Shares

10 Years	14.42%

5 Years	22.55

1 Year	54.67

Class Y Shares

Inception (6/23/05)	12.03%

10 Years	14.98

5 Years	23.17

1 Year	55.45

Class R5 Shares

Inception (12/22/10)	15.46%

10 Years	15.08

5 Years	23.24

1 Year	55.55

Class R6 Shares

10 Years	15.12%

5 Years	23.35

1 Year	55.67

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen American Franchise Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen American Franchise Fund (renamed Invesco American Franchise Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R shares incepted on May 23, 2011. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value, restated to reflect the higher 12b-1 fees applicable to Class R shares.

Class R5 shares incepted on December 22, 2010. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco American Franchise Fund

Schedule of Investments(a)

February 28, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Aerospace & Defense-1.41%
Teledyne Technologies, Inc.(b)	206,179	$76,492,409
Textron, Inc.	2,889,881	145,476,610
		221,969,019

Agricultural Products-0.27%
Darling Ingredients, Inc.(b)	669,630	42,213,475

Application Software-5.74%
DocuSign, Inc.(b)	544,605	123,440,169
Paycom Software, Inc.(b)	162,291	60,735,784
RingCentral, Inc., Class A(b)	1,012,171	382,762,585
salesforce.com, inc.(b)	752,073	162,823,805
Synopsys, Inc.(b)	547,143	134,164,935
Unity Software, Inc.(b)(c)	349,006	37,563,516
		901,490,794

Asset Management & Custody Banks-2.62%
Apollo Global Management, Inc.	3,686,416	182,330,135
KKR & Co., Inc., Class A	5,021,658	228,786,739
		411,116,874

Automobile Manufacturers-0.45%
General Motors Co.(b)	1,391,324	71,416,661

Automotive Retail-0.38%
CarMax, Inc.(b)	494,611	59,110,961

Biotechnology-2.25%
Alnylam Pharmaceuticals, Inc.(b)	371,361	54,998,564
Argenx SE, ADR (Netherlands)(b)	175,357	57,987,053
BeiGene Ltd., ADR (China)(b)	325,466	104,149,120
C4 Therapeutics, Inc.(b)(c)	406,878	17,463,204
Ionis Pharmaceuticals, Inc.(b)	842,573	44,150,825
Kura Oncology, Inc.(b)	1,208,313	33,832,764
uniQure N.V. (Netherlands)(b)	1,103,877	40,512,286
		353,093,816

Casinos & Gaming-0.97%
Penn National Gaming, Inc.(b)	1,310,924	151,778,781

Construction Machinery & Heavy Trucks-0.14%
Nikola Corp.(b)(c)	1,209,614	21,894,013

Consumer Electronics-1.66%
Sony Corp. (Japan)	2,474,700	260,112,623

Copper-1.60%
Freeport-McMoRan, Inc.(b)	7,403,072	251,038,172

Data Processing & Outsourced Services-7.30%
Mastercard, Inc., Class A	320,254	113,321,878
PayPal Holdings, Inc.(b)	2,047,174	531,958,164
StoneCo Ltd., Class A (Brazil)(b)	1,662,347	142,645,996
Visa, Inc., Class A	1,686,482	358,191,912
		1,146,117,950

Diversified Support Services-0.37%
Cintas Corp.	177,680	57,628,731

	Shares	Value
Environmental & Facilities Services-0.45%
GFL Environmental, Inc. (Canada)	2,275,563	$70,587,964

Financial Exchanges & Data-0.17%
S&P Global, Inc.	80,367	26,469,675

Food Distributors-1.52%
US Foods Holding Corp.(b)	6,537,196	238,346,166

Health Care Equipment-2.84%
Abbott Laboratories	363,379	43,525,537
DexCom, Inc.(b)	142,163	56,549,598
Intuitive Surgical, Inc.(b)	94,808	69,854,534
Teleflex, Inc.	318,851	126,940,960
Zimmer Biomet Holdings, Inc.	917,830	149,661,360
		446,531,989

Health Care Services-0.29%
Amedisys, Inc.(b)	177,796	45,096,177

Health Care Supplies-1.00%
Align Technology, Inc.(b)	146,939	83,330,576
Cooper Cos., Inc. (The)	120,053	46,356,065
West Pharmaceutical Services, Inc.	94,796	26,604,498
		156,291,139

Health Care Technology-0.36%
GoodRx Holdings, Inc., Class A(b)(c)	829,179	36,915,049
Teladoc Health, Inc.(b)	87,252	19,290,545
		56,205,594

Home Improvement Retail-2.03%
Lowe’s Cos., Inc.	1,996,809	318,990,238

Hotels, Resorts & Cruise Lines-0.22%
Travel + Leisure Co.	577,267	34,884,245

Industrial Conglomerates-0.35%
Roper Technologies, Inc.	147,266	55,610,587

Integrated Oil & Gas-1.55%
Occidental Petroleum Corp.	9,164,783	243,874,876

Interactive Home Entertainment-4.91%
Activision Blizzard, Inc.	3,544,209	338,861,822
Electronic Arts, Inc.	848,934	113,731,688
Nintendo Co. Ltd. (Japan)	449,000	272,732,096
Take-Two Interactive Software, Inc.(b)	245,862	45,351,705
		770,677,311

Interactive Media & Services-10.04%
Alphabet, Inc., Class A(b)	392,687	793,977,772
Facebook, Inc., Class A(b)	2,396,592	617,410,031
Kuaishou Technology (China)(b)(d)(e)	2,308,000	87,291,851
ZoomInfo Technologies, Inc., Class A(b)	1,488,797	78,042,739
		1,576,722,393

Internet & Direct Marketing Retail-16.75%
Alibaba Group Holding Ltd., ADR (China)(b)	1,899,024	451,511,946

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco American Franchise Fund

	Shares	Value
Internet & Direct Marketing Retail-(continued)
Amazon.com, Inc.(b)	421,527	$1,303,753,504
Booking Holdings, Inc.(b)	192,128	447,371,969
Farfetch Ltd., Class A (United Kingdom)(b)	4,412,835	290,717,570
HelloFresh SE (Germany)(b)	1,767,662	137,141,166
		2,630,496,155

Internet Services & Infrastructure-0.76%
Twilio, Inc., Class A(b)	302,801	118,964,457

Leisure Products-0.34%
Polaris, Inc.	453,393	53,391,560

Life & Health Insurance-0.15%
Athene Holding Ltd., Class A(b)	530,632	24,191,513

Life Sciences Tools & Services-3.53%
10X Genomics, Inc., Class A(b)	360,462	64,158,631
Avantor, Inc.(b)	6,978,269	194,484,357
IQVIA Holdings, Inc.(b)	1,255,643	242,075,414
Thermo Fisher Scientific, Inc.	119,764	53,903,381
		554,621,783

Managed Health Care-0.57%
UnitedHealth Group, Inc.	269,755	89,618,006

Movies & Entertainment-1.28%
Netflix, Inc.(b)	241,348	130,050,370
Walt Disney Co. (The)(b)	372,204	70,361,444
		200,411,814

Oil & Gas Equipment & Services-0.34%
Baker Hughes Co., Class A	2,210,343	54,109,197

Pharmaceuticals-1.04%
Reata Pharmaceuticals, Inc., Class A(b)	1,329,384	162,530,488

Research & Consulting Services-0.91%
CoStar Group, Inc.(b)	173,486	142,910,827

Semiconductor Equipment-4.35%
Applied Materials, Inc.	4,692,909	554,654,914
ASML Holding N.V., New York Shares (Netherlands)	225,397	127,820,385
		682,475,299

Semiconductors-5.28%
Monolithic Power Systems, Inc.	197,131	73,829,502
NVIDIA Corp.	548,560	300,929,045
QUALCOMM, Inc.	3,333,263	453,957,088
		828,715,635

Systems Software-8.15%
Microsoft Corp.	3,010,668	699,619,030

	Shares	Value
Systems Software-(continued)
Palo Alto Networks, Inc.(b)	936,523	$335,565,556
ServiceNow, Inc.(b)	458,253	244,459,645
		1,279,644,231

Technology Hardware, Storage & Peripherals-2.34%
Apple, Inc.	3,027,505	367,115,256

Tobacco-0.47%
Philip Morris International, Inc.	886,025	74,443,820

Trading Companies & Distributors-1.79%
Fastenal Co.	1,861,675	86,325,870
United Rentals, Inc.(b)	656,539	195,241,568
		281,567,438

Trucking-1.06%
Knight-Swift Transportation Holdings, Inc.	704,365	30,428,568
Lyft, Inc., Class A(b)	2,008,674	111,883,142
Uber Technologies, Inc.(b)	468,953	24,268,318
		166,580,028
Total Common Stocks & Other Equity Interests (Cost $7,214,594,393)		15,701,057,731

Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g)	10,253,373	10,253,373
Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(f)(g)	7,320,223	7,323,151
Invesco Treasury Portfolio, Institutional Class, 0.01%(f)(g)	11,718,141	11,718,141
Total Money Market Funds (Cost $29,294,665)		29,294,665
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $7,243,889,058)		15,730,352,396
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.28%
Invesco Private Government Fund, 0.01%(f)(g)(h)	17,459,098	17,459,098
Invesco Private Prime Fund, 0.11%(f)(g)(h)	26,178,177	26,188,648
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,647,746)		43,647,746
TOTAL INVESTMENTS IN SECURITIES-100.46% (Cost $7,287,536,804)		15,774,000,142
OTHER ASSETS LESS LIABILITIES-(0.46)%		(72,492,114)
NET ASSETS-100.00%		$15,701,508,028

Investment Abbreviations:

ADR - American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco American Franchise Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2021.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2021 represented less than 1% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ -	$359,447,040	$(349,193,667)	$ -	$ -	$10,253,373	$ 1,068
Invesco Liquid Assets Portfolio, Institutional Class	201,480	256,747,886	(249,625,100)	(282)	(833)	7,323,151	2,479
Invesco Treasury Portfolio, Institutional Class	-	410,796,617	(399,078,476)	-	-	11,718,141	699
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	21,410,510	306,372,537	(310,323,949)	-	-	17,459,098	6,295*
Invesco Private Prime Fund	7,072,440	296,648,687	(277,544,013)	-	11,534	26,188,648	31,490*
Total	$28,684,430	$1,630,012,767	$(1,585,765,205)	$(282)	$10,701	$72,942,411	$42,031

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2021

Information Technology	33.91%
Consumer Discretionary	22.80
Communication Services	16.23
Health Care	11.87
Industrials	6.49
Financials	2.94
Consumer Staples	2.26
Other Sectors, Each Less than 2% of Net Assets	3.50

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco American Franchise Fund

Statement of Assets and Liabilities

February 28, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $7,214,594,393)*	$15,701,057,731

Investments in affiliated money market funds, at value (Cost $72,942,411)	72,942,411

Foreign currencies, at value (Cost $8,528)	8,477

Receivable for:
Fund shares sold	4,060,544

Dividends	5,098,441

Investment for trustee deferred compensation and retirement plans	2,469,683

Other assets	243,366

Total assets	15,785,880,653

Liabilities:
Payable for:
Investments purchased	18,928,230

Dividends	4,495

Fund shares reacquired	7,963,120

Amount due custodian	1,169,627

Collateral upon return of securities loaned	43,647,746

Accrued fees to affiliates	7,704,845

Accrued other operating expenses	2,219,899

Trustee deferred compensation and retirement plans	2,734,663

Total liabilities	84,372,625

Net assets applicable to shares outstanding	$15,701,508,028

Net assets consist of:
Shares of beneficial interest	$6,155,661,232

Distributable earnings	9,545,846,796

$15,701,508,028

Net Assets:
Class A	$14,793,220,333

Class C	$163,512,180

Class R	$58,788,912

Class Y	$554,540,984

Class R5	$47,026,928

Class R6	$84,418,691

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	502,202,039

Class C	6,337,914

Class R	2,063,737

Class Y	18,174,610

Class R5	1,534,971

Class R6	2,729,583

Class A:
Net asset value per share	$29.46

Maximum offering price per share (Net asset value of $29.46 ÷ 94.50%)	$31.17

Class C:
Net asset value and offering price per share	$25.80

Class R:
Net asset value and offering price per share	$28.49

Class Y:
Net asset value and offering price per share	$30.51

Class R5:
Net asset value and offering price per share	$30.64

Class R6:
Net asset value and offering price per share	$30.93

*	At February 28, 2021, securities with an aggregate value of $42,629,023 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco American Franchise Fund

Statement of Operations

For the six months ended February 28, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $454,015)	$37,045,500

Dividends from affiliated money market funds (includes securities lending income of $702,299)	706,545

Total investment income	37,752,045

Expenses:
Advisory fees	41,726,457

Administrative services fees	1,163,179

Custodian fees	52,240

Distribution fees:
Class A	17,390,004

Class C	879,562

Class R	130,460

Transfer agent fees – A, C, R and Y	8,601,503

Transfer agent fees – R5	17,803

Transfer agent fees – R6	5,579

Trustees’ and officers’ fees and benefits	149,620

Registration and filing fees	97,497

Reports to shareholders	1,849,739

Professional services fees	50,666

Other	52,179

Total expenses	72,166,488

Less: Fees waived and/or expense offset arrangement(s)	(34,692)

Net expenses	72,131,796

Net investment income (loss)	(34,379,751)

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	1,447,471,383

Affiliated investment securities	10,701

Foreign currencies	175,195

1,447,657,279

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	189,893,993

Affiliated investment securities	(282)

Foreign currencies	(35)

189,893,676

Net realized and unrealized gain	1,637,550,955

Net increase in net assets resulting from operations	$1,603,171,204

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco American Franchise Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	February 28, 2021	August 31, 2020

Operations:
Net investment income (loss)	$(34,379,751)	$(16,047,751)

Net realized gain	1,447,657,279	1,076,424,613

Change in net unrealized appreciation	189,893,676	3,574,030,802

Net increase in net assets resulting from operations	1,603,171,204	4,634,407,664

Distributions to shareholders from distributable earnings:
Class A	(1,179,614,617)	(701,335,215)

Class C	(17,822,618)	(10,077,941)

Class R	(4,447,523)	(2,377,517)

Class Y	(43,107,227)	(24,274,327)

Class R5	(3,605,265)	(2,137,993)

Class R6	(6,061,783)	(9,085,814)

Total distributions from distributable earnings	(1,254,659,033)	(749,288,807)

Share transactions–net:
Class A	730,696,620	(27,866,651)

Class C	(22,187,331)	(1,280,083)

Class R	7,440,293	3,111,764

Class Y	43,500,123	17,283,240

Class R5	2,123,109	(43,385,976)

Class R6	12,164,283	(98,940,374)

Net increase (decrease) in net assets resulting from share transactions	773,737,097	(151,078,080)

Net increase in net assets	1,122,249,268	3,734,040,777

Net assets:
Beginning of period	14,579,258,760	10,845,217,983

End of period	$15,701,508,028	$14,579,258,760

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco American Franchise Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/21	$28.90	$(0.07)	$3.15	$3.08	$(2.52)	$29.46	11.20%	$14,793,220	0.98	%(d)	0.98	%(d)	(0.47	)%(d)	26%
Year ended 08/31/20	21.27	(0.03)	9.17	9.14	(1.51)	28.90	45.42	13,733,417	1.00		1.00		(0.15)		52
Year ended 08/31/19	23.12	(0.01)	(0.04)	(0.05)	(1.80)	21.27	1.21	10,115,813	1.01		1.01		(0.04)		43
Year ended 08/31/18	20.25	(0.04)	3.97	3.93	(1.06)	23.12	20.30	10,524,889	1.01		1.01		(0.17)		44
Year ended 08/31/17	16.96	(0.03)	3.99	3.96	(0.67)	20.25	24.19	9,333,084	1.06		1.06		(0.15)		48
Year ended 08/31/16	16.49	(0.01)	1.30	1.29	(0.82)	16.96	7.99	8,253,739	1.08		1.08		(0.04)		59
Class C
Six months ended 02/28/21	25.70	(0.15)	2.77	2.62	(2.52)	25.80	10.79	163,512	1.73	(d)	1.73	(d)	(1.22	)(d)	26
Year ended 08/31/20	19.21	(0.18)	8.18	8.00	(1.51)	25.70	44.30	185,177	1.75		1.75		(0.90)		52
Year ended 08/31/19	21.23	(0.15)	(0.07)	(0.22)	(1.80)	19.21	0.46	139,839	1.76		1.76		(0.79)		43
Year ended 08/31/18	18.81	(0.18)	3.66	3.48	(1.06)	21.23	19.43	401,863	1.76		1.76		(0.92)		44
Year ended 08/31/17	15.92	(0.15)	3.71	3.56	(0.67)	18.81	23.23	370,960	1.81		1.81		(0.90)		48
Year ended 08/31/16	15.64	(0.12)	1.22	1.10	(0.82)	15.92	7.18	367,233	1.83		1.83		(0.79)		59
Class R
Six months ended 02/28/21	28.06	(0.10)	3.05	2.95	(2.52)	28.49	11.07	58,789	1.23	(d)	1.23	(d)	(0.72	)(d)	26
Year ended 08/31/20	20.75	(0.09)	8.91	8.82	(1.51)	28.06	45.00	50,219	1.25		1.25		(0.40)		52
Year ended 08/31/19	22.65	(0.06)	(0.04)	(0.10)	(1.80)	20.75	0.99	34,114	1.26		1.26		(0.29)		43
Year ended 08/31/18	19.91	(0.09)	3.89	3.80	(1.06)	22.65	19.99	38,537	1.26		1.26		(0.42)		44
Year ended 08/31/17	16.72	(0.07)	3.93	3.86	(0.67)	19.91	23.93	34,479	1.31		1.31		(0.40)		48
Year ended 08/31/16	16.31	(0.05)	1.28	1.23	(0.82)	16.72	7.70	28,686	1.33		1.33		(0.29)		59
Class Y
Six months ended 02/28/21	29.81	(0.03)	3.25	3.22	(2.52)	30.51	11.34	554,541	0.73	(d)	0.73	(d)	(0.22	)(d)	26
Year ended 08/31/20	21.85	0.03	9.44	9.47	(1.51)	29.81	45.74	496,757	0.75		0.75		0.10		52
Year ended 08/31/19	23.63	0.04	(0.02)	0.02	(1.80)	21.85	1.50	350,473	0.76		0.76		0.21		43
Year ended 08/31/18	20.62	0.02	4.05	4.07	(1.06)	23.63	20.63	368,991	0.76		0.76		0.08		44
Year ended 08/31/17	17.22	0.02	4.05	4.07	(0.67)	20.62	24.47	264,309	0.81		0.81		0.10		48
Year ended 08/31/16	16.69	0.04	1.31	1.35	(0.82)	17.22	8.26	147,246	0.83		0.83		0.21		59
Class R5
Six months ended 02/28/21	29.92	(0.03)	3.27	3.24	(2.52)	30.64	11.36	47,027	0.69	(d)	0.69	(d)	(0.18	)(d)	26
Year ended 08/31/20	21.91	0.04	9.48	9.52	(1.51)	29.92	45.85	43,712	0.70		0.70		0.15		52
Year ended 08/31/19	23.68	0.05	(0.02)	0.03	(1.80)	21.91	1.54	75,149	0.71		0.71		0.26		43
Year ended 08/31/18	20.66	0.03	4.05	4.08	(1.06)	23.68	20.64	86,177	0.71		0.71		0.13		44
Year ended 08/31/17	17.23	0.03	4.07	4.10	(0.67)	20.66	24.63	67,740	0.72		0.72		0.19		48
Year ended 08/31/16	16.68	0.05	1.32	1.37	(0.82)	17.23	8.39	53,789	0.71		0.71		0.33		59
Class R6
Six months ended 02/28/21	30.17	(0.02)	3.30	3.28	(2.52)	30.93	11.40	84,419	0.62	(d)	0.62	(d)	(0.11	)(d)	26
Year ended 08/31/20	22.07	0.05	9.56	9.61	(1.51)	30.17	45.93	69,977	0.62		0.62		0.23		52
Year ended 08/31/19	23.81	0.07	(0.01)	0.06	(1.80)	22.07	1.66	129,831	0.62		0.62		0.35		43
Year ended 08/31/18	20.75	0.05	4.07	4.12	(1.06)	23.81	20.75	139,584	0.62		0.62		0.22		44
Year ended 08/31/17	17.29	0.05	4.08	4.13	(0.67)	20.75	24.72	130,807	0.64		0.64		0.27		48
Year ended 08/31/16	16.72	0.07	1.32	1.39	(0.82)	17.29	8.49	120,754	0.63		0.63		0.42		59

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $14,027,296, $177,370, $52,617, $519,242, $44,170 and $75,365 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco American Franchise Fund

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco American Franchise Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The Fund is classified as non-diversified. The Fund’s classification changed from diversified to non-diversified during the period. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek long-term capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

11                         Invesco American Franchise Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

12                         Invesco American Franchise Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.695%

Next $250 million	0.670%

Next $500 million	0.645%

Next $550 million	0.620%

Next $3.45 billion	0.600%

Next $250 million	0.595%

Next $2.25 billion	0.570%

Next $2.5 billion	0.545%

Over $10 billion	0.520%

For the six months ended February 28, 2021, the effective advisory fee rate incurred by the Fund was 0.56%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2021, the Adviser waived advisory fees of $12,652.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of

13                         Invesco American Franchise Fund

shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2021, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2021, IDI advised the Fund that IDI retained $643,314 in front-end sales commissions from the sale of Class A shares and $7,532 and $4,587 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 28, 2021, the Fund incurred $64,991 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$14,943,779,995	$669,985,885	$87,291,851	$15,701,057,731

Money Market Funds	29,294,665	43,647,746	-	72,942,411

Total Investments	$14,973,074,660	$713,633,631	$87,291,851	$15,774,000,142

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2021, the Fund engaged in securities purchases of $16,007,610.

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $22,040.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

14                         Invesco American Franchise Fund

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2020.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2021 was $3,762,170,377 and $4,264,553,093, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$8,475,685,284

Aggregate unrealized (depreciation) of investments	(82,011,508)

Net unrealized appreciation of investments	$8,393,673,776

Cost of investments for tax purposes is $7,380,326,366.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	11,193,089	$322,691,334	18,848,539	$425,243,742

Class C	963,587	24,551,438	2,112,541	43,199,192

Class R	399,987	11,183,309	539,432	11,967,043

Class Y	2,726,719	81,606,647	4,137,295	96,820,647

Class R5	105,910	3,183,704	265,893	6,427,956

Class R6	540,148	16,320,508	1,157,998	28,047,229

Issued as reinvestment of dividends:
Class A	39,784,247	1,102,023,597	30,589,420	655,837,491

Class C	697,205	16,942,085	493,302	9,456,603

Class R	165,936	4,447,072	113,741	2,372,630

Class Y	1,176,963	33,743,515	902,635	19,930,184

Class R5	125,191	3,604,245	96,496	2,137,382

Class R6	201,835	5,865,328	401,664	8,965,142

Automatic conversion of Class C shares to Class A shares:
Class A	1,431,241	40,759,372	884,153	20,303,283

Class C	(1,630,119)	(40,759,372)	(987,418)	(20,303,283)

Reacquired:
Class A	(25,487,880)	(734,777,683)	(50,590,495)	(1,129,251,167)

Class C	(898,454)	(22,921,482)	(1,692,492)	(33,632,595)

Class R	(291,887)	(8,190,088)	(507,680)	(11,227,909)

Class Y	(2,393,868)	(71,850,039)	(4,416,660)	(99,467,591)

Class R5	(157,292)	(4,664,840)	(2,330,336)	(51,951,314)

Class R6	(332,088)	(10,021,553)	(5,123,865)	(135,952,745)

Net increase (decrease) in share activity	28,320,470	$773,737,097	(5,105,837)	$(151,078,080)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

15                         Invesco American Franchise Fund

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

16                         Invesco American Franchise Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (09/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,112.00	$5.13	$1,019.93	$4.91	0.98%
Class C	1,000.00	1,107.90	9.04	1,016.22	8.65	1.73
Class R	1,000.00	1,110.70	6.44	1,018.70	6.16	1.23
Class Y	1,000.00	1,113.40	3.83	1,021.17	3.66	0.73
Class R5	1,000.00	1,113.60	3.62	1,021.37	3.46	0.69
Class R6	1,000.00	1,114.00	3.25	1,021.72	3.11	0.62

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco American Franchise Fund

Proxy Results

A Virtual Special Meeting (“Meeting”) of Shareholders of Invesco American Franchise Fund was held on January 22, 2021 and was adjourned until February 19, 2021. The Meeting on February 19, 2021 was held for the following purpose:

(1) Approval of changing the Fund’s sub-classification from “diversified” to “non-diversified” and approve the elimination of a related fundamental investment restriction.

The February 19, 2021 results of the voting on the above matter were as follows:

	Matters	Votes For	Votes Against	Votes Abstain
(1)	Approval of changing the Fund’s sub-classification from “diversified” to “non-diversified” and approve the elimination of a related fundamental investment restriction	182,761,283.18	21,237,365.09	20,144,916.83

18                         Invesco American Franchise Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	VK-AMFR-SAR-1

Semiannual Report to Shareholders	February 28, 2021

Invesco Capital Appreciation Fund
Nasdaq:
A: OPTFX ∎ C: OTFCX ∎ R: OTCNX ∎ Y: OTCYX ∎ R5: CPTUX ∎ R6: OPTIX

2	Fund Performance
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
16	Fund Expenses
17	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/20 to 2/28/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.48%
Class C Shares	10.05
Class R Shares	10.33
Class Y Shares	10.59
Class R5 Shares	10.66
Class R6 Shares	10.67
S&P 500 Index▼	9.74
Russell 1000 Growth Index▼	5.34

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products“ and select “Mutual Funds. “Use the“ Product Finder“ to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                                    Invesco Capital Appreciation Fund

Average Annual Total Returns
As of 2/28/21, including maximum applicable sales charges

Class A Shares
Inception (1/22/81)	12.27%
10 Years	13.07
5 Years	18.49
1 Year	40.50

Class C Shares
Inception (12/1/93)	9.93%
10 Years	13.01
5 Years	18.92
1 Year	46.54

Class R Shares
Inception (3/1/01)	6.63%
10 Years	13.41
5 Years	19.53
1 Year	48.28

Class Y Shares
Inception (11/3/97)	8.55%
10 Years	14.02
5 Years	20.11
1 Year	49.01

Class R5 Shares
10 Years	13.78%
5 Years	19.98
1 Year	49.16

Class R6 Shares
Inception (12/29/11)	16.34%
5 Years	20.38
1 Year	49.17

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Capital Appreciation Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Capital Appreciation Fund. The Fund was subsequently renamed the Invesco Capital Appreciation Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                                    Invesco Capital Appreciation Fund

Schedule of Investments(a)

February 28, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.76%
Agricultural & Farm Machinery–1.18%
Deere & Co.	178,090	$62,174,781

Application Software–7.11%
Coupa Software, Inc.(b)	121,972	42,234,025

DocuSign, Inc.(b)	172,721	39,148,942

HubSpot, Inc.(b)	122,623	63,150,845

RingCentral, Inc., Class A(b)	233,196	88,185,399

Synopsys, Inc.(b)	154,623	37,915,106

Trade Desk, Inc. (The), Class A(b)	127,556	102,732,327

		373,366,644

Asset Management & Custody Banks–2.42%
Ares Management Corp., Class A	330,848	17,197,479

BlackRock, Inc.	72,431	50,303,329

KKR & Co., Inc., Class A	1,311,085	59,733,033

		127,233,841

Auto Parts & Equipment–1.11%
Aptiv PLC	389,118	58,305,441

Automobile Manufacturers–0.62%
General Motors Co.(b)	630,952	32,386,766

Biotechnology–0.49%
Alnylam Pharmaceuticals, Inc.(b)	172,589	25,560,431

Casinos & Gaming–0.50%
DraftKings, Inc., Class A(b)	430,618	26,495,926

Construction Machinery & Heavy Trucks–1.15%
Caterpillar, Inc.	278,879	60,204,399

Copper–1.24%
Freeport-McMoRan, Inc.	1,920,478	65,123,409

Data Processing & Outsourced Services–7.82%
Mastercard, Inc., Class A	443,580	156,960,783

PayPal Holdings, Inc.(b)	797,424	207,210,626

Square, Inc., Class A(b)	114,223	26,274,717

WEX, Inc.(b)	97,425	20,298,499

		410,744,625

Diversified Chemicals–0.75%
Eastman Chemical Co.	362,834	39,643,243

Diversified Metals & Mining–0.78%
Rio Tinto PLC, ADR (Australia)	466,747	40,793,688

Electrical Components & Equipment–1.42%
Generac Holdings, Inc.(b)	227,006	74,812,097

Fertilizers & Agricultural Chemicals–0.76%
Corteva, Inc.	888,071	40,096,406

Financial Exchanges & Data–1.20%
MarketAxess Holdings, Inc.	46,511	25,857,325

MSCI, Inc.	89,117	36,940,779

		62,798,104

	Shares	Value

Food Distributors–1.15%
Sysco Corp.	759,534	$60,481,692

Footwear–1.20%
NIKE, Inc., Class B	468,085	63,088,496

Health Care Equipment–4.21%
Abbott Laboratories	207,976	24,911,365

Danaher Corp.	252,222	55,405,607

DexCom, Inc.(b)	65,948	26,232,796

IDEXX Laboratories, Inc.(b)	66,765	34,729,150

Intuitive Surgical, Inc.(b)	64,013	47,164,778

Zimmer Biomet Holdings, Inc.	201,148	32,799,193

		221,242,889

Health Care Services–0.41%
LHC Group, Inc.(b)	119,640	21,739,784

Health Care Supplies–1.30%
Align Technology, Inc.(b)	48,242	27,358,521

West Pharmaceutical Services, Inc.	144,903	40,667,027

		68,025,548

Home Improvement Retail–0.95%
Lowe’s Cos., Inc.	312,463	49,915,964

Hotels, Resorts & Cruise Lines–0.73%
Travel + Leisure Co.	632,080	38,196,594

Industrial Machinery–0.27%
Chart Industries, Inc.(b)	99,689	14,264,498

Interactive Home Entertainment–2.36%
Activision Blizzard, Inc.	1,294,351	123,752,899

Interactive Media & Services–9.20%
Alphabet, Inc., Class C(b)	134,862	274,695,013

Facebook, Inc., Class A(b)	508,635	131,034,549

Pinterest, Inc., Class A(b)	501,581	40,417,397

Snap, Inc., Class A(b)	570,097	37,432,569

		483,579,528

Internet & Direct Marketing Retail–9.57%
Amazon.com, Inc.(b)	145,270	449,309,941

Booking Holdings, Inc.(b)	23,082	53,746,668

		503,056,609

Internet Services & Infrastructure–2.45%
Okta, Inc.(b)	161,230	42,153,584

Shopify, Inc., Class A (Canada)(b)	31,465	40,305,721

Twilio, Inc., Class A(b)	117,792	46,278,121

		128,737,426

Life Sciences Tools & Services–2.65%
10X Genomics, Inc., Class A(b)	127,437	22,682,512

Agilent Technologies, Inc.	172,603	21,069,648

Avantor, Inc.(b)	940,598	26,214,466

Illumina, Inc.(b)	47,944	21,067,073

Thermo Fisher Scientific, Inc.	107,078	48,193,666

		139,227,365

See accompanying Notes to Financial Statements which are anintegral part of the financial statements.

4                                    Invesco Capital Appreciation Fund

	Shares	Value

Managed Health Care–1.36%
UnitedHealth Group, Inc.	215,796	$71,691,747

Movies & Entertainment–1.99%
Netflix, Inc.(b)	93,246	50,245,607

Walt Disney Co. (The)	287,401	54,330,285

		104,575,892

Oil & Gas Exploration & Production–0.70%
APA Corp.	1,852,866	36,557,046

Pharmaceuticals–0.48%
Catalent, Inc.(b)	223,596	25,425,101

Railroads–0.74%
Kansas City Southern	182,833	38,822,759

Regional Banks–0.55%
SVB Financial Group(b)	57,603	29,110,252

Restaurants–1.05%
Chipotle Mexican Grill, Inc.(b)	38,323	55,261,766

Semiconductor Equipment–4.54%
Applied Materials, Inc.	901,059	106,496,163

ASML Holding N.V., New York Shares

(Netherlands)	129,472	73,422,277

Lam Research Corp.	103,605	58,763,720

		238,682,160

Semiconductors–7.68%
Advanced Micro Devices, Inc.(b)	574,137	48,520,318

Marvell Technology Group Ltd.	816,367	39,414,199

Microchip Technology, Inc.	360,053	54,954,889

Monolithic Power Systems, Inc.	208,445	78,066,822

NVIDIA Corp.	127,721	70,065,186

NXP Semiconductors N.V. (Netherlands)	305,875	55,837,481

	Shares	Value

Semiconductors–(continued)
Taiwan Semiconductor Manufacturing Co.

Ltd., ADR (Taiwan)	450,938	$56,791,132

		403,650,027

Systems Software–8.99%
Crowdstrike Holdings, Inc., Class A(b)	186,762	40,340,592

Microsoft Corp.	1,347,904	313,225,931

Palo Alto Networks, Inc.(b)	145,799	52,241,240

ServiceNow, Inc.(b)	124,994	66,679,299

		472,487,062

Technology Hardware, Storage & Peripherals–4.56%
Apple, Inc.	1,974,410	239,416,957

Trading Companies & Distributors–1.14%
United Rentals, Inc.(b)	202,145	60,113,880

Trucking–0.98%
Uber Technologies, Inc.(b)	990,217	51,243,730

Total Common Stocks & Other Equity Interests (Cost $3,300,643,960)		5,242,087,472

Money Market Funds–0.52%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	9,631,352	9,631,353

Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(c)(d)	6,876,705	6,879,455

Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	11,007,260	11,007,260

Total Money Market Funds (Cost $27,518,068)		27,518,068

TOTAL INVESTMENTS IN SECURITIES–100.28% (Cost $3,328,162,028)		5,269,605,540

OTHER ASSETS LESS LIABILITIES–(0.28)%		(14,769,717)

NET ASSETS–100.00%		$5,254,835,823

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$150,210,505	$(140,579,153)	$-	$-	$9,631,353	$1,124

Invesco Liquid Assets Portfolio, Institutional Class	-	107,293,217	(100,413,621)	-	(141)	6,879,455	1,788

Invesco Treasury Portfolio, Institutional Class	-	171,669,149	(160,661,889)	-	-	11,007,260	460

Total	$-	$429,172,871	$(401,654,663)	$-	$(141)	$27,518,068	$3,372

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                                    Invesco Capital Appreciation Fund

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2021

Information Technology	43.14%
Consumer Discretionary	15.73
Communication Services	13.55
Health Care	10.90
Industrials	6.88
Financials	4.17
Materials	3.53
Other Sectors, Each Less than 2% of Net Assets	1.85
Money Market Funds Plus Other Assets Less Liabilities	0.25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                                    Invesco Capital Appreciation Fund

Statement of Assets and Liabilities

February 28, 2021

(unaudited)

Assets:
Investments in securities, at value (Cost $3,300,643,960)	$5,242,087,472

Investments in affiliated money market funds, at value (Cost $27,518,068)	27,518,068

Cash	4,647,976

Foreign currencies, at value (Cost $146)	149

Receivable for:
Fund shares sold	3,822,532

Dividends	1,696,797

Investment for trustee deferred compensation and retirement plans	615,556

Other assets	57,340

Total assets	5,280,445,890

Liabilities:
Payable for:
Investments purchased	16,678,151

Fund shares reacquired	4,431,915

Accrued fees to affiliates	2,562,499

Accrued trustees’ and officers’ fees and benefits	422,911

Accrued other operating expenses	899,035

Trustee deferred compensation and retirement plans	615,556

Total liabilities	25,610,067

Net assets applicable to shares outstanding	$5,254,835,823

Net assets consist of:
Shares of beneficial interest	$2,542,133,572

Distributable earnings	2,712,702,251

$5,254,835,823

Net Assets:
Class A	$4,751,632,759

Class C	$202,539,615

Class R	$154,330,088

Class Y	$130,015,157

Class R5	$39,240

Class R6	$16,278,964

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	63,141,646

Class C	4,203,574

Class R	2,248,397

Class Y	1,541,535

Class R5	518

Class R6	190,785

Class A:
Net asset value per share	$75.25

Maximum offering price per share (Net asset value of $75.25 ÷ 94.50%)	$79.63

Class C:
Net asset value and offering price per share	$48.18

Class R:
Net asset value and offering price per share	$68.64

Class Y:
Net asset value and offering price per share	$84.34

Class R5:
Net asset value and offering price per share	$75.75

Class R6:
Net asset value and offering price per share	$85.33

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                                    Invesco Capital Appreciation Fund

Statement of Operations

For the six months ended February 28, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $261,187)	$12,841,537

Dividends from affiliated money market funds	3,372

Total investment income	12,844,909

Expenses:
Advisory fees	14,362,245

Administrative services fees	362,241

Custodian fees	17,026

Distribution fees:
Class A	5,048,502

Class C	1,072,910

Class R	367,627

Transfer agent fees – A, C, R and Y	3,313,223

Transfer agent fees – R5	16

Transfer agent fees – R6	2,846

Trustees’ and officers’ fees and benefits	39,242

Registration and filing fees	96,979

Reports to shareholders	575,219

Professional services fees	56,472

Taxes	11,000

Other	55,876

Total expenses	25,381,424

Less: Fees waived and/or expense offset arrangement(s)	(29,016)

Net expenses	25,352,408

Net investment income (loss)	(12,507,499)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains from securities sold to affiliates of $3,371,824)	827,030,469

Affiliated investment securities	(141)

Foreign currencies	219,359

827,249,687

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(310,473,829)

Foreign currencies	(481)

(310,474,310)

Net realized and unrealized gain	516,775,377

Net increase in net assets resulting from operations	$504,267,878

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8 Invesco Capital Appreciation Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	February 28, 2021	August 31, 2020

Operations:
Net investment income (loss)	$(12,507,499)	$(10,264,646)

Net realized gain	827,249,687	136,887,967

Change in net unrealized appreciation (depreciation)	(310,474,310)	1,315,591,136

Net increase in net assets resulting from operations	504,267,878	1,442,214,457

Distributions to shareholders from distributable earnings:
Class A	(145,813,690)	(725,826,154)

Class C	(11,057,674)	(54,618,367)

Class R	(5,248,779)	(25,143,895)

Class Y	(3,556,459)	(20,457,969)

Class R5	(1,192)	(2,231)

Class R6	(442,993)	(1,897,655)

Total distributions from distributable earnings	(166,120,787)	(827,946,271)

Share transactions–net:
Class A	(35,756,558)	341,564,895

Class C	(37,525,941)	16,876,698

Class R	(2,310,080)	12,675,960

Class Y	7,151,418	6,088,108

Class R5	791	22,800

Class R6	696,971	2,701,290

Net increase (decrease) in net assets resulting from share transactions	(67,743,399)	379,929,751

Net increase in net assets	270,403,692	994,197,937

Net assets:
Beginning of period	4,984,432,131	3,990,234,194

End of period	$5,254,835,823	$4,984,432,131

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9 Invesco Capital Appreciation Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income loss (a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net assets value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed (c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 02/28/21	$70.34	$(0.17)	$7.43	$7.26	$–	$(2.35)	$(2.35)	$75.25	10.48	%(e)	$4,751,633	0.97	%(e)(f)	0.97	%(e)(f)	(0.45	)%(e)(f)	52%
Year ended 08/31/20	62.38	(0.12)	21.17	21.05	–	(13.09)	(13.09)	70.34	39.41	(e)	4,478,067	1.00	(e)	1.00	(e)	(0.22	)(e)	31
Year ended 08/31/19	65.82	(0.03)	1.23	1.20	–	(4.64)	(4.64)	62.38	2.97		3,566,269	1.03	(g)	1.03		(0.06)		64
Year ended 08/31/18	59.87	0.00	11.40	11.40	(0.01)	(5.44)	(5.45)	65.82	20.23		3,606,256	1.03	(g)	1.03		(0.01)		29
Year ended 08/31/17	52.99	0.04	9.01	9.05	(0.04)	(2.13)	(2.17)	59.87	17.90		3,266,760	1.05	(g)	1.05		0.08		63
Year ended 08/31/16	58.99	0.07	1.36	1.43	–	(7.43)	(7.43)	52.99	2.02		3,112,543	1.05	(g)	1.05		0.14		79
Class C
Six months ended 02/28/21	46.01	(0.29)	4.81	4.52	–	(2.35)	(2.35)	48.18	10.05		202,540	1.75	(f)	1.75	(f)	(1.23	)(f)	52
Year ended 08/31/20	45.21	(0.39)	14.28	13.89	–	(13.09)	(13.09)	46.01	38.34		230,567	1.78		1.78		(1.00)		31
Year ended 08/31/19	49.50	(0.36)	0.71	0.35	–	(4.64)	(4.64)	45.21	2.18		201,751	1.80	(g)	1.80		(0.83)		64
Year ended 08/31/18	46.61	(0.36)	8.69	8.33	–	(5.44)	(5.44)	49.50	19.33		404,733	1.79	(g)	1.79		(0.77)		29
Year ended 08/31/17	42.02	(0.30)	7.02	6.72	–	(2.13)	(2.13)	46.61	16.98		376,618	1.82	(g)	1.82		(0.69)		63
Year ended 08/31/16	48.56	(0.27)	1.16	0.89	–	(7.43)	(7.43)	42.02	1.26		390,891	1.82	(g)	1.82		(0.62)		79
Class R
Six months ended 02/28/21	64.44	(0.24)	6.79	6.55	–	(2.35)	(2.35)	68.64	10.33		154,330	1.25	(f)	1.25	(f)	(0.73	)(f)	52
Year ended 08/31/20	58.28	(0.26)	19.51	19.25	–	(13.09)	(13.09)	64.44	39.04		147,187	1.28		1.28		(0.50)		31
Year ended 08/31/19	62.00	(0.18)	1.10	0.92	–	(4.64)	(4.64)	58.28	2.68		117,019	1.30	(g)	1.30		(0.32)		64
Year ended 08/31/18	56.82	(0.15)	10.77	10.62	–	(5.44)	(5.44)	62.00	19.92		112,845	1.29	(g)	1.29		(0.27)		29
Year ended 08/31/17	50.49	(0.10)	8.56	8.46	–	(2.13)	(2.13)	56.82	17.60		92,888	1.31	(g)	1.31		(0.18)		63
Year ended 08/31/16	56.68	(0.06)	1.30	1.24	–	(7.43)	(7.43)	50.49	1.74		83,248	1.31	(g)	1.31		(0.12)		79
Class Y
Six months ended 02/28/21	78.49	(0.10)	8.30	8.20	–	(2.35)	(2.35)	84.34	10.59		130,015	0.75	(f)	0.75	(f)	(0.23	)(f)	52
Year ended 08/31/20	68.08	0.01	23.49	23.50	–	(13.09)	(13.09)	78.49	39.75		114,061	0.78		0.78		0.00		31
Year ended 08/31/19	71.23	0.11	1.40	1.51	(0.02)	(4.64)	(4.66)	68.08	3.20		95,438	0.80	(g)	0.80		0.17		64
Year ended 08/31/18	64.36	0.15	12.30	12.45	(0.14)	(5.44)	(5.58)	71.23	20.51		115,119	0.80	(g)	0.80		0.22		29
Year ended 08/31/17	56.79	0.16	9.69	9.85	(0.15)	(2.13)	2.28	64.36	18.16		149,511	0.82	(g)	0.82		0.27		63
Year ended 08/31/16	62.57	0.22	1.43	1.65	–	(7.43)	(7.43)	56.79	(2.28)		119,008	0.82	(g)	0.82		0.38		79
Class R5
Six months ended 02/28/21	70.69	(0.06)	7.47	7.41	–	(2.35)	(2.35)	75.75	10.64		39	0.68	(f)	0.71	(f)	(0.16	)(f)	52
Year ended 08/31/20	62.44	0.07	21.27	21.34	–	(13.09)	(13.09)	70.69	39.90		36	0.67		0.67		0.11		31
Period ended 08/31/19(h)	58.66	0.05	3.73	3.78	–	–	–	62.44	6.44		11	0.68	(g)(i)	0.68	(i)	0.29	(i)	64
Class R6
Six months ended 02/28/21	79.32	(0.05)	8.41	8.36	–	(2.35)	(2.35)	85.33	10.68		16,279	0.63	(f)	0.66	(f)	(0.11	)(f)	52
Year ended 08/31/20	68.60	0.10	23.71	23.81	–	(13.09)	(13.09)	79.32	39.91		14,514	0.63		0.67		0.15		31
Year ended 08/31/19	71.57	0.23	1.58	1.81	(0.14)	(4.64)	(4.78)	68.60	3.66		9,747	0.63	(g)	0.63		0.33		64
Year ended 08/31/18	64.64	0.26	12.36	12.62	(0.25)	(5.44)	(5.69)	71.57	20.70		1,076,452	0.63	(g)	0.63		0.39		29
Year ended 08/31/17	57.04	0.29	9.71	10.00	(0.27)	(2.13)	(2.40)	64.64	18.40		1,131,656	0.63	(g)	0.63		0.49		63
Year ended 08/31/16	62.72	0.32	1.43	1.75	–	(7.43)	(7.43)	57.04	2.45		988,213	0.63	(g)	0.63		0.56		79

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended August 31, 2019, 2018, 2017, 2016 and 2015, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.22% for Class A for the six months ended February 28, 2021 and year ended August 31, 2020.

(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $4,528,675, $216,360, $148,270, $119,775, $37 and $15,221 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Includes fee waivers which were less than 0.005% per share.
(h)	Commencement date after the close of business on May 24, 2019.
(i)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10 Invesco Capital Appreciation Fund

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Capital Appreciation Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

11 Invesco Capital Appreciation Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement

12                                    Invesco Capital Appreciation Fund

based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $700 million	0.600%
Next $1 billion	0.580%
Next $2 billion	0.560%
Next $2 billion	0.540%
Next $2 billion	0.520%
Next $2.5 billion	0.500%
Over $11 billion	0.480%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended February 28, 2021, the effective advisory fee rate incurred by the Fund was 0.58%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.05%, 1.80%, 1.30%, 0.80%, 0.68% and 0.63%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective June 1, 2021 through at least June 30, 2021, the Adviser has agreed to limit expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2021, the Adviser waived advisory fees of $9,970 and reimbursed class level expenses of $0, $0, $0, $0, $6 and $2,507 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of

13                                    Invesco Capital Appreciation Fund

the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2021, IDI advised the Fund that IDI retained $223,456 in front-end sales commissions from the sale of Class A shares and $260 and $8,783 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 28, 2021, the Fund incurred $19,843 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2021, the Fund engaged in securities purchases of $41,439,860 and securities sales of $16,840,267, which resulted in net realized gains of $3,371,824.

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $16,533.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2020.

14                                    Invesco Capital Appreciation Fund

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2021 was $2,576,295,705 and $2,836,863,733, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,973,670,877

Aggregate unrealized (depreciation) of investments	(36,793,486)

Net unrealized appreciation of investments	$1,936,877,391

    Cost of investments for tax purposes is $3,332,728,149.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended February 28, 2021		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	1,655,843	$118,710,742	3,534,087	$205,284,900

Class C	1,143,296	53,219,900	801,919	31,242,651

Class R	185,755	12,200,712	420,876	22,361,254

Class Y	271,140	21,879,744	725,083	48,972,785

Class R5	-	-	337	22,800

Class R6	50,885	4,225,417	57,646	3,776,928

Issued as reinvestment of dividends:
Class A	1,968,634	141,584,163	12,699,672	703,324,044

Class C	236,783	10,920,448	1,476,959	53,790,843

Class R	79,701	5,230,764	493,345	25,076,750

Class Y	37,278	3,003,452	280,610	17,310,777

Class R5	11	791	-	-

Class R6	5,214	424,810	27,918	1,739,221

Automatic conversion of Class C shares to Class A shares:
Class A	494,158	35,872,493	236,853	13,980,563

Class C	(769,019)	(35,872,493)	(353,040)	(13,980,563)

Reacquired:
Class A	(4,635,912)	(331,923,956)	(9,981,707)	(581,024,612)

Class C	(1,418,390)	(65,793,796)	(1,377,004)	(54,176,233)

Class R	(301,047)	(19,741,556)	(638,085)	(34,762,044)

Class Y	(220,159)	(17,731,778)	(954,234)	(60,195,454)

Class R6	(48,285)	(3,953,256)	(44,688)	(2,814,859)

Net increase (decrease) in share activity	(1,264,114)	$(67,743,399)	7,406,547	$379,929,751

NOTE 11—Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

15                                    Invesco Capital Appreciation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2,3]	Ending Account Value (02/28/21)	Expenses Paid During Period[2,4]	Annualized Expense Ratio[2]
Class A	$1,000.00	$1,104.80	$5.06	$1,019.98	$4.86	0.97%
Class C	1,000.00	1,100.50	9.11	1,016.12	8.75	1.75
Class R	1,000.00	1,103.30	6.52	1,018.60	6.26	1.25
Class Y	1,000.00	1,105.90	3.92	1,021.08	3.76	0.75
Class R5	1,000.00	1,106.40	3.55	1,021.42	3.41	0.68
Class R6	1,000.00	1,106.80	3.29	1,021.67	3.16	0.63

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective June 1, 2021, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are to 0.97%, 1.75%, 1.25%, 0.75%, 0.71% and 0.66% for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $5.06, $9.11, $6.52, $3.92, $3.71 and $3.45 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $4.86, $8.75, $6.26, $3.76, $3.56 and $3.31 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

16                                    Invesco Capital Appreciation Fund

Proxy Results

A Virtual Special Meeting (“Meeting”) of Shareholders of Invesco Capital Appreciation Fund was held on January 22, 2021, and subsequently adjourned to February 19, 2021 and February 23, 2021, has been further adjourned until April 7, 2021. The Meeting on April 7, 2021 was held for the following purpose:

(1) Approval of changing the Fund’s sub-classification from “diversified” to “non-diversified” and approve the elimination of a related fundamental investment restriction.

The April 7, 2021 results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
	Approval of changing the Fund’s sub-classification from “diversified” to “non-diversified” and approve the elimination of a related fundamental
(1)	investment restriction	29,385,409.36	3,298,063.19	4,094,453.48

17                                    Invesco Capital Appreciation Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	O-CAPA-SAR-1

Semiannual Report to Shareholders February 28, 2021 Invesco Core Plus Bond Fund Nasdaq: A: ACPSX ∎ C: CPCFX ∎ R: CPBRX ∎ Y: CPBYX ∎ R5: CPIIX ∎ R6: CPBFX

2	Fund Performance
4	Schedule of Investments
25	Financial Statements
28	Financial Highlights
29	Notes to Financial Statements
38	Fund Expenses
39	Distribution Information

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/20 to 2/28/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.99%
Class C Shares	0.52
Class R Shares	0.77
Class Y Shares	1.11
Class R5 Shares	1.03
Class R6 Shares	1.15
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market/Style-Specific Index)	-1.55
Lipper Core Plus Bond Funds Index∎ (Peer Group Index)	0.46
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

  The Lipper Core Plus Bond Funds Index is an unmanaged index considered representative of core plus bond funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Core Plus Bond Fund

Average Annual Total Returns
As of 2/28/21, including maximum applicable sales charges

Class A Shares
Inception (6/3/09)	4.63%
10 Years	4.10
5 Years	4.14
1 Year	0.23

Class C Shares
Inception (6/3/09)	4.47%
10 Years	3.91
5 Years	4.25
1 Year	2.78

Class R Shares
Inception (6/3/09)	4.74%
10 Years	4.28
5 Years	4.77
1 Year	4.28

Class Y Shares
Inception (6/3/09)	5.28%
10 Years	4.82
5 Years	5.31
1 Year	4.90

Class R5 Shares
Inception (6/3/09)	5.27%
10 Years	4.80
5 Years	5.32
1 Year	4.81

Class R6 Shares
10 Years	4.82%
5 Years	5.39
1 Year	4.97

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Core Plus Bond Fund

Schedule of Investments(a)

February 28, 2021

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–45.97%

Advertising-0.33%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$7,919,000	$9,445,899
Lamar Media Corp., 3.75%, 02/15/2028	7,225,000	7,328,859
3.63%, 01/15/2031(b)	2,582,000	2,554,579
		19,329,337

Aerospace & Defense–0.35%
Boeing Co. (The), 2.75%, 02/01/2026	7,367,000	7,633,804
2.20%, 02/04/2026	11,377,000	11,402,831
L3Harris Technologies, Inc., 3.85%, 12/15/2026	600,000	681,694
Northrop Grumman Corp., 3.25%, 01/15/2028	300,000	327,106
		20,045,435

Airlines–0.96%
American Airlines Pass-Through Trust, Series 2017-1, Class B, 4.95%, 02/15/2025	455,875	409,015
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(b)	3,189,848	3,104,651
Delta Air Lines Pass-Through Trust, Series 2019-1, Class A, 3.40%, 04/25/2024	1,571,000	1,587,949
Series 2020-1, Class AA, 2.00%, 06/10/2028	2,606,667	2,647,252
Delta Air Lines, Inc., 7.38%, 01/15/2026	800,000	937,935
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	8,510,466	9,092,406
4.75%, 10/20/2028(b)	14,059,516	15,620,709
Southwest Airlines Co., 5.25%, 05/04/2025	98,000	112,349
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	13,638,130	15,352,015
Series 2018-1, Class AA, 3.50%, 03/01/2030	6,614,741	6,772,614
		55,636,895

Apparel Retail–0.07%
Ross Stores, Inc., 0.88%, 04/15/2026	2,425,000	2,386,120
1.88%, 04/15/2031	1,763,000	1,702,939
		4,089,059

Application Software–0.17%
ZoomInfo Technologies LLC/ ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	9,837,000	9,787,815

	Principal Amount	Value
Asset Management & Custody Banks–0.29%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(b)	$3,798,000	$4,190,856
2.65%, 06/05/2030(b)	573,000	577,628
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	1,820,000	2,256,478
CI Financial Corp. (Canada), 3.20%, 12/17/2030	9,479,000	9,540,480
		16,565,442

Automobile Manufacturers–1.33%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	4,531,000	4,341,264
American Honda Finance Corp., 1.80%, 01/13/2031	8,461,000	8,333,413
Ford Motor Co., 9.00%, 04/22/2025	212,000	256,745
Ford Motor Credit Co. LLC, 3.81%, 10/12/2021	8,681,000	8,800,017
5.60%, 01/07/2022	6,197,000	6,398,403
3.09%, 01/09/2023	6,107,000	6,208,224
5.58%, 03/18/2024	600,000	648,060
3.38%, 11/13/2025	4,520,000	4,599,597
4.00%, 11/13/2030	786,000	804,668
General Motors Financial Co., Inc., 1.07% (3 mo. USD LIBOR + 0.85%), 04/09/2021(c)	6,034,000	6,038,478
Hyundai Capital America, 2.38%, 02/10/2023(b)	2,158,000	2,227,051
5.75%, 04/06/2023(b)	7,314,000	8,063,558
4.30%, 02/01/2024(b)	3,352,000	3,670,077
5.88%, 04/07/2025(b)	3,890,000	4,537,855
Toyota Motor Credit Corp., 1.65%, 01/10/2031	7,587,000	7,420,153
Volkswagen Group of America Finance LLC (Germany), 1.63%, 11/24/2027(b)	4,334,000	4,295,180
		76,642,743

Automotive Retail–0.01%
Advance Auto Parts, Inc., 3.90%, 04/15/2030	750,000	836,650

Biotechnology–0.52%
AbbVie, Inc., 2.30%, 11/21/2022	12,968,000	13,390,779
2.60%, 11/21/2024	15,822,000	16,831,359
		30,222,138

Brewers–0.14%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 3.65%, 02/01/2026	485,000	538,221
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 3.50%, 06/01/2030	3,038,000	3,360,587
4.50%, 06/01/2050	3,875,000	4,476,000
		8,374,808

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Core Plus Bond Fund

	Principal Amount	Value
Broadcasting–0.05%
Discovery Communications LLC, 5.20%, 09/20/2047	$365,000	$450,167
Fox Corp., 3.50%, 04/08/2030	1,788,000	1,948,714
ViacomCBS, Inc., 3.50%, 01/15/2025	275,000	297,684
		2,696,565

Building Products–0.38%
Carrier Global Corp., 2.72%, 02/15/2030	377,000	390,003
Masco Corp., 1.50%, 02/15/2028	6,116,000	6,029,411
2.00%, 02/15/2031	4,042,000	3,965,036
3.13%, 02/15/2051	3,879,000	3,842,093
Standard Industries, Inc., 3.38%, 01/15/2031(b)	8,271,000	7,928,084
		22,154,627

Cable & Satellite–0.71%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/2031(b)	2,888,000	2,927,710
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	260,000	296,922
3.50%, 06/01/2041	8,337,000	8,073,471
3.85%, 04/01/2061	10,286,000	9,532,391
Comcast Corp., 3.95%, 10/15/2025	2,987,000	3,365,678
4.60%, 10/15/2038	3,737,000	4,660,843
3.40%, 07/15/2046	500,000	527,608
2.80%, 01/15/2051	5,486,000	5,147,813
Cox Communications, Inc., 3.35%, 09/15/2026(b)	585,000	641,140
1.80%, 10/01/2030(b)	2,502,000	2,395,364
2.95%, 10/01/2050(b)	3,740,000	3,457,761
DISH DBS Corp., 5.88%, 11/15/2024	290,000	303,882
		41,330,583

Commodity Chemicals–0.18%
Alpek S.A.B. de C.V. (Mexico), 4.50%, 11/20/2022(b)	300,000	319,428
3.25%, 02/25/2031(b)	4,849,000	4,836,877
Axalta Coating Systems LLC, 3.38%, 02/15/2029(b)	5,674,000	5,514,419
		10,670,724

Computer & Electronics Retail–0.02%
Rent-A-Center, Inc., 6.38%, 02/15/2029(b)	1,343,000	1,400,225

Construction & Engineering–0.01%
Bioceanico Sovereign Certificate Ltd. (Cayman Islands), 0.00%, 06/05/2034(b)(d)	147,611	112,935
Mexico City Airport Trust (Mexico), 3.88%, 04/30/2028(b)	400,000	392,860
Rutas 2 and 7 Finance Ltd., 0.00%, 09/30/2036(b)(d)	240,000	179,280
		685,075

	Principal Amount	Value
Consumer Finance–0.02%
Discover Bank, 3.45%, 07/27/2026	$335,000	$368,986
Synchrony Financial, 4.50%, 07/23/2025	670,000	748,637
		1,117,623

Copper–0.22%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	8,563,000	9,167,034
4.38%, 08/01/2028	3,004,000	3,207,566
5.40%, 11/14/2034	385,000	477,641
		12,852,241

Data Processing & Outsourced Services–0.24%
Fidelity National Information Services, Inc., 2.25%, 03/01/2031	1,175,000	1,170,497
3.10%, 03/01/2041	3,663,000	3,713,616
PayPal Holdings, Inc., 2.65%, 10/01/2026	4,823,000	5,184,599
2.85%, 10/01/2029	3,342,000	3,582,999
		13,651,711

Department Stores–0.00%
Falabella S.A. (Chile), 3.75%, 10/30/2027(b)	200,000	218,416

Distillers & Vintners–0.02%
Constellation Brands, Inc., 4.65%, 11/15/2028	700,000	832,981
2.88%, 05/01/2030	92,000	96,868
		929,849

Distributors–0.09%
Genuine Parts Co., 1.88%, 11/01/2030	5,231,000	4,991,625

Diversified Banks–5.93%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	20,285,000	22,209,032
Australia & New Zealand Banking Group Ltd. (Australia), 2.57%, 11/25/2035(b)(e)	5,132,000	5,013,665
6.75%(b)(e)(f)	4,268,000	5,054,059
Banco de Bogota S.A. (Colombia), 4.38%, 08/03/2027(b)	400,000	431,680
Banco de Credito del Peru (Peru), 3.13%, 07/01/2030(b)(e)	200,000	204,400
Banco Nacional de Panama (Panama), 2.50%, 08/11/2030(b)	215,000	207,503
Banco Santander S.A. (Spain), 2.75%, 12/03/2030	5,800,000	5,761,480
Bank of America Corp., 4.20%, 08/26/2024	3,109,000	3,452,619
2.68%, 06/19/2041(e)	22,349,000	21,699,099
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	600,000	683,448
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(b)	1,385,000	1,509,664
1.88%, 09/18/2025(b)	6,155,000	6,217,319

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Core Plus Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
BNP Paribas S.A. (France), 4.38%, 03/01/2033(b)(e)	$600,000	$668,579
2.82%, 01/26/2041(b)	15,320,000	14,405,335
BPCE S.A. (France), 2.28%, 01/20/2032(b)(e)	6,461,000	6,425,057
Citigroup, Inc., 5.50%, 09/13/2025	3,936,000	4,659,056
3.11%, 04/08/2026(e)	6,206,000	6,678,000
4.45%, 09/29/2027	6,408,000	7,396,605
4.41%, 03/31/2031(e)	5,215,000	6,071,198
2.57%, 06/03/2031(e)	651,000	667,518
3.88%(e)(f)	16,084,000	16,043,790
Series A, 5.95%(e)(f)	2,795,000	2,914,839
Credit Agricole S.A. (France), 7.88%(b)(e)(f)	5,699,000	6,399,310
Credit Bank of Moscow Via CBOM Finance PLC (Russia), 7.50%, 10/05/2027(b)(e)	400,000	406,308
Development Bank of Kazakhstan JSC (Kazakhstan), 4.13%, 12/10/2022(b)	300,000	314,829
DIB Sukuk Ltd. (United Arab Emirates), 3.66%, 02/14/2022(b)	200,000	205,431
Export-Import Bank of India (India), 3.38%, 08/05/2026(b)	200,000	214,168
Federation des Caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(b)	7,535,000	7,822,447
Global Bank Corp. (Panama), 4.50%, 10/20/2021(b)	7,642,000	7,762,744
HSBC Holdings PLC (United Kingdom), 1.19% (3 mo. USD LIBOR + 1.00%), 05/18/2024(c)	2,654,000	2,690,342
1.65%, 04/18/2026(e)	3,379,000	3,419,075
4.38%, 11/23/2026	570,000	645,648
2.01%, 09/22/2028(e)	740,000	744,175
2.36%, 08/18/2031(e)	288,000	286,465
6.25%(e)(f)	1,828,000	1,942,250
4.60%(e)(f)	6,452,000	6,501,035
Industrial Senior Trust (Guatemala), 5.50%, 11/01/2022(b)	500,000	528,250
ING Groep N.V. (Netherlands), 6.88%(b)(e)(f)	3,988,000	4,162,722
JPMorgan Chase & Co., 1.11% (3 mo. USD LIBOR + 0.89%), 07/23/2024(c)	12,015,000	12,213,252
2.08%, 04/22/2026(e)	8,112,000	8,426,883
3.63%, 12/01/2027	3,407,000	3,789,009
3.78%, 02/01/2028(e)	650,000	732,441
2.96%, 05/13/2031(e)	300,000	313,834
3.11%, 04/22/2041(e)	5,045,000	5,307,932
Series W, 1.19% (3 mo. USD LIBOR + 1.00%), 05/15/2047(c)	9,413,000	8,048,115
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	500,000	569,381
Mizuho Financial Group, Inc. (Japan), 2.20%, 07/10/2031(e)	9,813,000	9,786,388
2.17%, 05/22/2032(e)	12,726,000	12,580,270
Multibank, Inc. (Panama), 4.38%, 11/09/2022(b)	200,000	206,160

	Principal Amount	Value
Diversified Banks–(continued)
National Australia Bank Ltd. (Australia), 2.33%, 08/21/2030(b)	$632,000	$619,372
Shinhan Financial Group Co. Ltd. (South Korea), 3.34%, 02/05/2030(b)(e)	200,000	210,421
SMBC Aviation Capital Finance DAC (Ireland), 3.00%, 07/15/2022(b)	2,689,000	2,756,050
4.13%, 07/15/2023(b)	5,297,000	5,666,645
Standard Chartered PLC (United Kingdom), 3.27%, 02/18/2036(b)(e)	9,302,000	9,216,376
7.75%(b)(e)(f)	10,362,000	11,390,014
7.50%(b)(e)(f)	5,652,000	5,923,550
Sumitomo Mitsui Financial Group, Inc. (Japan), 1.47%, 07/08/2025	4,620,000	4,697,119
3.04%, 07/16/2029	7,468,000	8,028,490
2.14%, 09/23/2030	13,497,000	13,197,374
TC Ziraat Bankasi AS (Turkey), 5.38%, 03/02/2026(b)	400,000	402,290
U.S. Bancorp, 1.38%, 07/22/2030	5,019,000	4,804,783
Series I, 3.73% (3 mo. USD LIBOR +3.49%)(c)(f)	7,727,000	7,698,024
Wells Fargo & Co., 2.19%, 04/30/2026(e)	2,394,000	2,494,645
3.07%, 04/30/2041(e)	3,404,000	3,498,790
5.38%, 11/02/2043	4,992,000	6,457,770
3.90%(e)(f)	8,774,000	8,745,704
Westpac Banking Corp. (Australia), 2.67%, 11/15/2035(e)	2,390,000	2,339,165
		342,539,391

Diversified Capital Markets–1.13%
Credit Suisse Group AG (Switzerland), 3.75%, 03/26/2025	725,000	795,391
4.19%, 04/01/2031(b)(e)	4,554,000	5,194,381
7.13%(b)(e)(f)	8,632,000	9,089,410
7.50%(b)(e)(f)	8,162,000	8,952,560
5.10%(b)(e)(f)	4,989,000	5,095,016
5.25%(b)(e)(f)	10,127,000	10,785,255
4.50%(b)(e)(f)	11,267,000	11,027,576
UBS Group AG (Switzerland), 6.88%(b)(e)(f)	7,761,000	7,785,253
4.38%(b)(e)(f)	6,872,000	6,788,162
		65,513,004

Diversified Chemicals–0.12%
Braskem Netherlands Finance B.V. (Brazil), 4.50%, 01/31/2030(b)	200,000	203,390
5.88%, 01/31/2050(b)	200,000	205,240
OCP S.A. (Morocco), 5.63%, 04/25/2024(b)	5,496,000	6,051,151
SABIC Capital II B.V. (Saudi Arabia), 4.00%, 10/10/2023(b)	200,000	216,470
4.50%, 10/10/2028(b)	200,000	233,503
Sasol Financing USA LLC (South Africa), 6.50%, 09/27/2028	300,000	336,750
		7,246,504

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Core Plus Bond Fund

	Principal Amount	Value
Diversified Metals & Mining–0.42%
Anglo American Capital PLC (South Africa), 5.38%, 04/01/2025(b)	$10,498,000	$12,172,555
5.63%, 04/01/2030(b)	5,496,000	6,821,094
Corp. Nacional del Cobre de Chile (Chile), 3.63%, 08/01/2027(b)	200,000	220,888
3.15%, 01/14/2030(b)	200,000	212,431
3.15%, 01/15/2051(b)	4,625,000	4,221,274
Minera Mexico S.A. de C.V. (Mexico), 4.50%, 01/26/2050(b)	200,000	211,300
MMC Norilsk Nickel OJSC via MMC Finance DAC (Russia), 6.63%, 10/14/2022(b)	295,000	318,990
Volcan Cia Minera SAA (Peru), 4.38%, 02/11/2026(b)	53,000	54,590
		24,233,122

Diversified REITs–0.47%
Trust Fibra Uno (Mexico), 5.25%, 01/30/2026(b)(g)	8,353,000	9,307,330
4.87%, 01/15/2030(b)	10,094,000	10,916,661
6.39%, 01/15/2050(b)	5,965,000	6,800,100
		27,024,091

Diversified Support Services–0.08%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	4,760,000	4,798,675

Electric Utilities–0.74%
Centrais Eletricas Brasileiras S.A. (Brazil), 3.63%, 02/04/2025(b)	200,000	203,440
CLP Power Hong Kong Financing Ltd. (Hong Kong), 3.13%, 05/06/2025(b)	200,000	212,646
Consolidated Edison Co. of New York, Inc., Series C, 3.00%, 12/01/2060	5,330,000	4,945,302
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	9,254,000	9,618,376
Duke Energy Progress LLC, 2.50%, 08/15/2050	12,228,000	11,099,513
Electricite de France S.A. (France), 4.88%, 09/21/2038(b)	550,000	667,663
Empresa de Transmision Electrica S.A. (Panama), 5.13%, 05/02/2049(b)	200,000	232,652
Empresas Publicas de Medellin E.S.P. (Colombia), 4.25%, 07/18/2029(b)	200,000	205,370
Eskom Holdings SOC Ltd. (South Africa), 6.35%, 08/10/2028(b)	222,000	239,456
Eversource Energy, Series Q, 0.80%, 08/15/2025	1,210,000	1,193,637
Series R, 1.65%, 08/15/2030	213,000	205,778
Israel Electric Corp. Ltd. (The) (Israel), 4.25%, 08/14/2028(b)	200,000	225,750
Korea East-West Power Co. Ltd. (South Korea), 3.88%, 07/19/2023(b)	200,000	216,123

	Principal Amount	Value
Electric Utilities–(continued)
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), 3.00%, 09/19/2022(b)	$200,000	$207,793
NextEra Energy Capital Holdings, Inc., 2.75%, 05/01/2025	1,884,000	2,011,899
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara (Indonesia), 5.45%, 05/21/2028(b)	200,000	233,219
3.38%, 02/05/2030(b)	200,000	202,925
Southern Co. (The), Series A, 3.70%, 04/30/2030	3,621,000	4,033,513
Series B, 5.50%, 03/15/2057(e)	2,954,000	3,052,282
Southern Power Co., 0.90%, 01/15/2026	1,914,000	1,889,326
State Grid Overseas Investment (2016) Ltd. (China), 3.50%, 05/04/2027(b)	200,000	222,008
Trinidad Generation Unlimited (Trinidad), 5.25%, 11/04/2027(b)	400,000	417,304
Virginia Electric & Power Co., 2.45%, 12/15/2050	1,175,000	1,059,390
		42,595,365

Electronic Components–0.66%
Corning, Inc., 5.45%, 11/15/2079	29,544,000	38,434,382

Electronic Manufacturing Services–0.13%
Jabil, Inc., 3.95%, 01/12/2028	280,000	316,059
3.00%, 01/15/2031	6,836,000	6,996,032
		7,312,091

Environmental & Facilities Services–0.28%
GFL Environmental, Inc. (Canada), 4.00%, 08/01/2028(b)	1,984,000	1,938,120
3.50%, 09/01/2028(b)	8,554,000	8,372,227
Republic Services, Inc., 1.75%, 02/15/2032	6,190,000	5,935,315
		16,245,662

Fertilizers & Agricultural Chemicals–0.01%
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	292,000	311,787

Financial Exchanges & Data–0.26%
Intercontinental Exchange, Inc., 1.85%, 09/15/2032	414,000	393,876
Moody’s Corp., 4.88%, 02/15/2024	700,000	779,305
3.25%, 05/20/2050	2,094,000	2,131,350
2.55%, 08/18/2060	2,078,000	1,747,422
MSCI, Inc., 3.88%, 02/15/2031(b)	5,389,000	5,665,186
S&P Global, Inc., 1.25%, 08/15/2030	4,437,000	4,196,671
		14,913,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Core Plus Bond Fund

	Principal Amount	Value
Food Retail–0.02%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)	$1,286,000	$1,322,921

Gas Utilities–0.09%
East Ohio Gas Co. (The), 1.30%, 06/15/2025(b)	2,065,000	2,079,386
3.00%, 06/15/2050(b)	3,104,000	3,036,262
		5,115,648

Health Care Equipment–0.01%
Becton, Dickinson and Co., 2.82%, 05/20/2030	438,000	462,608
Teleflex, Inc., 4.63%, 11/15/2027	385,000	406,585
		869,193

Health Care Facilities–0.02%
HCA, Inc., 5.50%, 06/15/2047	800,000	1,023,795

Health Care REITs–0.29%
Diversified Healthcare Trust, 6.75%, 12/15/2021	1,942,000	1,971,130
4.38%, 03/01/2031	4,783,000	4,741,149
National Health Investors, Inc., 3.00%, 02/01/2031	4,765,000	4,636,003
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	514,000	527,624
Physicians Realty L.P., 4.30%, 03/15/2027	325,000	362,781
Welltower, Inc., 3.10%, 01/15/2030	4,302,000	4,553,247
		16,791,934

Health Care Services–0.69%
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/2050	6,492,000	6,396,658
Cigna Corp., 1.13% (3 mo. USD LIBOR + 0.89%), 07/15/2023(c)	7,603,000	7,707,392
4.13%, 11/15/2025	600,000	677,507
CommonSpirit Health, 1.55%, 10/01/2025	3,041,000	3,080,778
CVS Health Corp., 1.30%, 08/21/2027	6,899,000	6,754,956
3.75%, 04/01/2030	1,942,000	2,173,899
2.70%, 08/21/2040	3,431,000	3,264,822
Prime Healthcare Foundation, Inc., Series B, 7.00%, 12/01/2027	450,000	534,167
Sutter Health, Series 20A, 3.36%, 08/15/2050	8,820,000	9,126,800
		39,716,979

Home Improvement Retail–0.05%
Lowe’s Cos., Inc., 3.65%, 04/05/2029	675,000	758,450
4.50%, 04/15/2030	1,889,000	2,248,865
		3,007,315

Homebuilding–0.25%
M.D.C. Holdings, Inc., 3.85%, 01/15/2030	9,493,000	10,249,307

	Principal Amount	Value
Homebuilding–(continued)
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	$3,900,000	$4,057,833
		14,307,140

Hotel & Resort REITs–0.05%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	620,000	676,298
Service Properties Trust, 4.95%, 02/15/2027(g)	2,078,000	2,063,142
		2,739,440

Hotels, Resorts & Cruise Lines–0.11%
Carnival Corp., 5.75%, 03/01/2027(b)	655,000	665,742
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032(b)	5,558,000	5,480,688
		6,146,430

Independent Power Producers & Energy Traders–0.67%
AES Corp. (The), 1.38%, 01/15/2026(b)	5,063,000	5,010,311
2.45%, 01/15/2031(b)	5,719,000	5,622,616
AES Panama Generation Holdings SRL (Panama), 4.38%, 05/31/2030(b)	200,000	212,160
Calpine Corp., 3.75%, 03/01/2031(b)	11,079,000	10,710,180
Colbun S.A. (Chile), 3.95%, 10/11/2027(b)	200,000	223,211
Emirates SembCorp Water & Power Co. PJSC (United Arab Emirates), 4.45%, 08/01/2035(b)	200,000	235,052
5.38%, 12/30/2030(b)	16,385,000	16,456,112
		38,469,642

Industrial Conglomerates–0.15%
CITIC Ltd. (China), 3.13%, 02/28/2022(b)	200,000	203,949
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	7,419,000	8,482,169
		8,686,118

Industrial REITs–0.05%
Cibanco S.A. Ibm/PLA Administradora Industrial S de RL de C.V. (Mexico), 4.96%, 07/18/2029(b)	200,000	224,480
Lexington Realty Trust, 2.70%, 09/15/2030	2,728,000	2,750,843
		2,975,323

Integrated Oil & Gas–0.93%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	11,751,000	10,761,029
3.38%, 02/08/2061	3,846,000	3,708,554
Ecopetrol S.A. (Colombia), 5.88%, 05/28/2045	100,000	108,358
Gazprom PJSC Via Gaz Capital S.A. (Russia), 5.15%, 02/11/2026(b)	350,000	396,436
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	5,899,000	6,039,146

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Core Plus Bond Fund

	Principal Amount	Value
Integrated Oil & Gas–(continued)
Oleoducto Central S.A. (Colombia), 4.00%, 07/14/2027(b)	$200,000	$214,352
Petroleos del Peru S.A. (Peru), 4.75%, 06/19/2032(b)	375,000	411,994
Petroleos Mexicanos (Mexico), 6.88%, 08/04/2026	300,000	322,275
5.95%, 01/28/2031	400,000	386,850
6.63%, 06/15/2038	390,000	359,190
7.69%, 01/23/2050	32,000	30,648
Saudi Arabian Oil Co. (Saudi Arabia), 2.88%, 04/16/2024(b)	20,838,000	21,993,293
3.50%, 04/16/2029(b)	200,000	218,396
2.25%, 11/24/2030(b)	2,445,000	2,402,643
3.25%, 11/24/2050(b)	2,315,000	2,178,185
3.50%, 11/24/2070(b)	4,555,000	4,191,697
		53,723,046

Integrated Telecommunication Services–1.40%
AT&T, Inc., 2.55%, 12/01/2033(b)	3,589,000	3,470,964
3.10%, 02/01/2043	8,308,000	7,811,706
3.50%, 09/15/2053(b)	12,614,000	11,592,779
3.55%, 09/15/2055(b)	25,236,000	23,214,580
3.50%, 02/01/2061	5,326,000	4,793,775
Telecom Argentina S.A. (Argentina), 8.00%, 07/18/2026(b)	100,000	89,625
Verizon Communications, Inc., 0.85%, 11/20/2025	8,028,000	7,916,611
1.75%, 01/20/2031	6,144,000	5,860,808
2.65%, 11/20/2040	4,447,000	4,162,030
2.88%, 11/20/2050	5,835,000	5,312,089
2.99%, 10/30/2056(b)	417,000	376,607
3.00%, 11/20/2060	6,954,000	6,245,822
		80,847,396

Interactive Home Entertainment–0.61%
Activision Blizzard, Inc., 2.50%, 09/15/2050	8,308,000	7,339,121
Electronic Arts, Inc., 1.85%, 02/15/2031	10,686,000	10,436,714
2.95%, 02/15/2051	10,084,000	9,686,253
WMG Acquisition Corp., 3.00%, 02/15/2031(b)	8,203,000	7,905,641
		35,367,729

Interactive Media & Services–1.02%
Alphabet, Inc., 1.90%, 08/15/2040	1,878,000	1,691,819
2.25%, 08/15/2060	7,195,000	6,099,956
Baidu, Inc. (China), 3.08%, 04/07/2025	2,680,000	2,841,689
1.72%, 04/09/2026	2,995,000	2,994,899
3.43%, 04/07/2030	1,650,000	1,773,037
2.38%, 10/09/2030	2,385,000	2,352,816
Cable Onda S.A. (Panama), 4.50%, 01/30/2030(b)	200,000	213,350
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	3,465,000	3,603,791
5.63%, 02/15/2029(b)	7,642,000	8,329,780

	Principal Amount	Value
Interactive Media & Services–(continued)
Tencent Holdings Ltd. (China), 2.99%, 01/19/2023(b)	$5,274,000	$5,496,995
1.81%, 01/26/2026(b)	3,471,000	3,499,836
2.39%, 06/03/2030(b)	7,984,000	7,941,167
3.24%, 06/03/2050(b)	2,207,000	2,143,614
3.29%, 06/03/2060(b)	2,253,000	2,201,041
Twitter, Inc., 3.88%, 12/15/2027(b)	6,850,000	7,318,882
Weibo Corp. (China), 3.38%, 07/08/2030	200,000	203,768
		58,706,440

Internet & Direct Marketing Retail–1.78%
Alibaba Group Holding Ltd. (China), 2.13%, 02/09/2031	6,103,000	5,955,709
2.70%, 02/09/2041	6,967,000	6,605,961
4.20%, 12/06/2047	5,425,000	6,158,711
3.15%, 02/09/2051	8,685,000	8,334,626
4.40%, 12/06/2057	5,440,000	6,490,961
3.25%, 02/09/2061	10,817,000	10,383,236
Expedia Group, Inc., 4.63%, 08/01/2027(b)	5,299,000	5,903,484
2.95%, 03/15/2031(b)	4,833,000	4,788,786
Meituan (China), 2.13%, 10/28/2025(b)	7,837,000	7,937,407
3.05%, 10/28/2030(b)	12,637,000	12,730,513
MercadoLibre, Inc. (Argentina), 3.13%, 01/14/2031	2,230,000	2,199,917
Prosus N.V. (China), 3.83%, 02/08/2051(b)	27,057,000	24,633,966
QVC, Inc., 4.45%, 02/15/2025	380,000	404,700
5.45%, 08/15/2034	180,000	190,800
		102,718,777

Internet Services & Infrastructure–0.16%
Leidos, Inc., 2.95%, 05/15/2023(b)	580,000	608,959
2.30%, 02/15/2031(b)	8,970,000	8,745,167
		9,354,126

Investment Banking & Brokerage–1.18%
Cantor Fitzgerald L.P., 6.50%, 06/17/2022(b)	1,095,000	1,175,074
Charles Schwab Corp. (The), Series G, 5.38%(e)(f)	578,000	631,465
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	5,396,000	5,903,821
3.75%, 05/22/2025	3,807,000	4,207,280
3.27%, 09/29/2025(e)	4,621,000	5,013,072
1.09%, 12/09/2026(e)	7,038,000	6,987,548
0.85% (SOFR + 0.79%), 12/09/2026(c)	15,265,000	15,405,724
1.99%, 01/27/2032(e)	7,049,000	6,897,203
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	335,000	380,219
MDGH - GMTN B.V. (United Arab Emirates), 2.88%, 11/07/2029(b)	200,000	210,915

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Core Plus Bond Fund

	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Morgan Stanley, 5.50%, 07/28/2021	$3,258,000	$3,326,524
2.19%, 04/28/2026(e)	4,122,000	4,294,800
4.35%, 09/08/2026	850,000	977,311
3.62%, 04/01/2031(e)	5,177,000	5,772,491
2.80%, 01/25/2052(e)	4,268,000	4,071,336
Raymond James Financial, Inc., 4.65%, 04/01/2030	2,580,000	3,095,853
		68,350,636

Life & Health Insurance–1.52%
AIA Group Ltd. (Hong Kong), 3.20%, 09/16/2040(b)	4,820,000	4,834,733
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	11,400,000	12,851,554
Athene Global Funding, 1.20%, 10/13/2023(b)	10,075,000	10,198,256
2.50%, 01/14/2025(b)	5,170,000	5,418,015
1.45%, 01/08/2026(b)	4,987,000	4,969,143
Athene Holding Ltd., 4.13%, 01/12/2028	3,463,000	3,840,013
6.15%, 04/03/2030	5,742,000	7,103,913
3.50%, 01/15/2031	2,589,000	2,700,767
Belrose Funding Trust, 2.33%, 08/15/2030(b)	4,578,000	4,567,948
Brighthouse Financial, Inc., 4.70%, 06/22/2047	1,784,000	1,889,372
GA Global Funding Trust, 1.63%, 01/15/2026(b)	1,793,000	1,812,790
Global Atlantic Fin Co., 8.63%, 04/15/2021(b)	47,000	47,450
4.40%, 10/15/2029(b)	15,025,000	16,375,842
MetLife, Inc., Series D, 5.88%(e)(f)	200,000	228,500
Pacific LifeCorp, 3.35%, 09/15/2050(b)	6,300,000	6,573,018
Prudential Financial, Inc., 5.63%, 06/15/2043(e)	3,925,000	4,226,071
		87,637,385

Managed Health Care–0.57%
Centene Corp., 2.50%, 03/01/2031	16,744,000	16,215,727
Children’s Hospital, Series 2020, 2.93%, 07/15/2050	4,220,000	4,071,873
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/2050	9,005,000	8,886,501
Hackensack Meridian Health, Inc., 2.88%, 09/01/2050	3,616,000	3,534,199
		32,708,300

Marine Ports & Services–0.07%
DP World PLC (United Arab Emirates), 6.85%, 07/02/2037(b)	200,000	262,224
North Queensland Export Terminal Pty. Ltd. (Australia), 4.45%, 12/15/2022(b)(g)	3,999,000	3,964,646
		4,226,870

	Principal Amount	Value
Metal & Glass Containers–0.07%
Silgan Holdings, Inc., 1.40%, 04/01/2026(b)	$4,119,000	$4,070,643

Movies & Entertainment–0.15%
Tencent Music Entertainment Group (China), 1.38%, 09/03/2025	3,670,000	3,632,676
2.00%, 09/03/2030	5,065,000	4,881,886
Walt Disney Co. (The), 6.55%, 03/15/2033	180,000	254,654
		8,769,216

Multi-line Insurance–0.30%
American Financial Group, Inc., 3.50%, 08/15/2026	590,000	647,375
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	3,716,000	4,156,643
4.63%, 04/29/2030	6,078,000	6,723,375
Liberty Mutual Group, Inc., 4.30%, 02/01/2061(b)	6,122,000	5,589,848
		17,117,241

Multi-Utilities–0.31%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), 4.88%, 04/23/2030(b)	200,000	243,588
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	4,378,000	4,790,229
San Diego Gas & Electric Co., Series UUU, 3.32%, 04/15/2050	2,572,000	2,699,013
WEC Energy Group, Inc., 1.38%, 10/15/2027	5,809,000	5,741,468
1.80%, 10/15/2030	4,358,000	4,185,094
		17,659,392

Office REITs–0.29%
Alexandria Real Estate Equities, Inc., 3.38%, 08/15/2031	2,901,000	3,188,584
1.88%, 02/01/2033	667,000	629,703
Boston Properties L.P., 3.25%, 01/30/2031	159,000	168,954
Highwoods Realty L.P., 2.60%, 02/01/2031	1,838,000	1,822,887
Hudson Pacific Properties L.P., 3.95%, 11/01/2027	335,000	364,726
Office Properties Income Trust, 4.50%, 02/01/2025	10,165,000	10,849,464
		17,024,318

Office Services & Supplies–0.00%
Pitney Bowes, Inc., 5.95%, 04/01/2023	143,000	149,703

Oil & Gas Exploration & Production–0.98%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	8,511,000	8,721,462
CNOOC Curtis Funding No. 1 Pty. Ltd. (China), 4.50%, 10/03/2023(b)	200,000	217,587
CNOOC Finance (2015) U.S.A. LLC (China), 3.50%, 05/05/2025	400,000	430,130
ConocoPhillips, 2.40%, 02/15/2031(b)	2,627,000	2,673,299

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Dolphin Energy Ltd. LLC (United Arab Emirates), 5.50%, 12/15/2021(b)	$600,000	$622,990
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates), 2.16%, 03/31/2034(b)	8,180,000	8,129,566
2.94%, 09/30/2040(b)	12,321,000	12,206,130
Gazprom PJSC via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(b)	16,610,000	16,362,511
Gran Tierra Energy, Inc. (Colombia), 7.75%, 05/23/2027(b)	200,000	165,100
Kosmos Energy Ltd. (Ghana), 7.13%, 04/04/2026(b)	350,000	349,244
Pioneer Natural Resources Co., 1.90%, 08/15/2030	6,135,000	5,905,009
PT Pertamina (Persero) (Indonesia), 4.30%, 05/20/2023(b)	200,000	213,257
3.10%, 08/27/2030(b)	200,000	204,978
Sinopec Group Overseas Development 2018 Ltd. (China), 2.50%, 08/08/2024(b)	200,000	209,751
2.95%, 08/08/2029(b)	200,000	206,200
Tengizchevroil Finance Co. International Ltd. (Kazakhstan), 4.00%, 08/15/2026(b)	200,000	217,412
Trinidad Petroleum Holdings Ltd. (Trinidad), 9.75%, 06/15/2026(b)	100,000	114,550
		56,949,176

Oil & Gas Refining & Marketing–0.17%
Empresa Nacional del Petroleo (Chile), 5.25%, 11/06/2029(b)	233,000	272,736
Parkland Corp. (Canada), 5.88%, 07/15/2027(b)	4,220,000	4,491,663
Petronas Capital Ltd. (Malaysia), 4.55%, 04/21/2050(b)	3,936,000	4,719,359
Puma International Financing S.A. (Singapore), 5.00%, 01/24/2026(b)	200,000	193,500
		9,677,258

Oil & Gas Storage & Transportation–1.16%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 3.65%, 11/02/2029(b)	200,000	224,720
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 02/01/2029(b)	2,879,000	2,853,823
Energy Transfer Operating L.P., 4.75%, 01/15/2026	815,000	912,017
EQM Midstream Partners L.P., 4.00%, 08/01/2024	840,000	849,715
Kinder Morgan, Inc., 2.00%, 02/15/2031	4,423,000	4,233,030
7.80%, 08/01/2031	1,492,000	2,145,785
7.75%, 01/15/2032	5,253,000	7,566,202
3.25%, 08/01/2050	2,612,000	2,383,558

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
MPLX L.P., 1.33% (3 mo. USD LIBOR + 1.10%), 09/09/2022(c)	$8,479,000	$8,484,884
1.75%, 03/01/2026	6,153,000	6,204,739
4.00%, 03/15/2028	560,000	626,126
2.65%, 08/15/2030	6,479,000	6,452,218
NGPL PipeCo. LLC, 7.77%, 12/15/2037(b)	4,222,000	5,684,367
ONEOK, Inc., 5.85%, 01/15/2026	2,655,000	3,146,341
6.35%, 01/15/2031	8,585,000	10,866,553
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	2,818,000	2,930,241
Western Midstream Operating L.P., 2.32% (3 mo. USD LIBOR + 1.85%), 01/13/2023(c)	905,000	891,182
Williams Cos., Inc. (The), 3.50%, 11/15/2030	500,000	543,789
		66,999,290

Other Diversified Financial Services–0.94%
Arab Petroleum Investments Corp. (Supranational), 4.13%, 09/18/2023(b)	200,000	217,062
Avolon Holdings Funding Ltd. (Ireland), 2.13%, 02/21/2026(b)	6,493,000	6,262,885
4.25%, 04/15/2026(b)	3,836,000	4,057,997
2.75%, 02/21/2028(b)	7,707,000	7,370,019
Blackstone Holdings Finance Co. LLC, 1.60%, 03/30/2031(b)	9,647,000	9,247,997
2.80%, 09/30/2050(b)	4,087,000	3,856,419
Fondo MIVIVIENDA S.A. (Peru), 3.50%, 01/31/2023(b)	300,000	316,547
Huarong Finance II Co. Ltd. (China), 2.88%(b)(e)(f)	200,000	200,610
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(b)	3,917,000	4,121,553
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l. (Mexico), 4.88%, 01/15/2028(b)	7,054,000	7,094,913
Pershing Square Holdings Ltd. (Guernsey), 3.25%, 11/15/2030(b)	11,300,000	11,386,954
Peru Enhanced Pass-Through Finance Ltd. (Peru), Class A-2, 0.00%, 06/02/2025(b)(d)	168,536	163,691
SPARC EM SPC Panama Metro Line 2 S.P. (Cayman Islands), 0.00%, 12/05/2022(b)(d)	201,639	196,347
		54,492,994

Packaged Foods & Meats–0.27%
BRF S.A. (Brazil), 5.75%, 09/21/2050(b)	7,536,000	7,749,269
Kraft Heinz Foods Co. (The), 4.38%, 06/01/2046	400,000	436,803
MARB BondCo PLC (Brazil), 3.95%, 01/29/2031(b)	6,820,000	6,623,925
NBM US Holdings, Inc. (Brazil), 7.00%, 05/14/2026(b)	250,000	270,087

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Core Plus Bond Fund

	Principal Amount	Value
Packaged Foods & Meats–(continued)
Ulker Biskuvi Sanayi AS (Turkey), 6.95%, 10/30/2025(b)	$400,000	$436,334
		15,516,418

Paper Packaging–0.29%
Berry Global, Inc., 0.95%, 02/15/2024(b)	5,727,000	5,732,985
1.57%, 01/15/2026(b)	2,716,000	2,706,141
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	7,449,000	7,881,973
International Paper Co., 5.00%, 09/15/2035	400,000	506,286
		16,827,385

Paper Products–0.18%
Mercer International, Inc. (Germany), 5.13%, 02/01/2029(b)	2,396,000	2,432,395
Suzano Austria GmbH (Brazil), 6.00%, 01/15/2029	6,475,000	7,723,089
7.00%, 03/16/2047(b)	205,000	269,780
		10,425,264

Pharmaceuticals–0.39%
Bayer US Finance II LLC (Germany), 1.23% (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(c)	6,882,000	6,992,760
3.88%, 12/15/2023(b)	5,326,000	5,791,651
Bristol-Myers Squibb Co., 0.75%, 11/13/2025	1,571,000	1,564,451
Royalty Pharma PLC, 1.20%, 09/02/2025(b)	2,617,000	2,606,698
1.75%, 09/02/2027(b)	2,553,000	2,559,053
2.20%, 09/02/2030(b)	2,949,000	2,906,386
		22,420,999

Precious Metals & Minerals–0.00%
ALROSA Finance S.A. (Russia), 4.65%, 04/09/2024(b)	200,000	216,214

Property & Casualty Insurance–0.25%
Allstate Corp. (The), 4.20%, 12/15/2046	310,000	379,861
Arch Capital Group Ltd., 3.64%, 06/30/2050	3,402,000	3,590,754
Fidelity National Financial, Inc., 2.45%, 03/15/2031	6,565,000	6,530,598
W.R. Berkley Corp., 4.00%, 05/12/2050	3,682,000	4,184,997
		14,686,210

Railroads–0.01%
Autoridad del Canal de Panama (Panama), 4.95%, 07/29/2035(b)	300,000	379,292

Real Estate Development–0.08%
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	4,440,000	4,453,542

	Principal Amount	Value
Regional Banks–0.68%
Banco Internacional del Peru SAA Interbank (Peru), 3.38%, 01/18/2023(b)	$150,000	$155,887
Citizens Bank, N.A., 2.25%, 04/28/2025	4,358,000	4,571,708
Citizens Financial Group, Inc., 3.25%, 04/30/2030	2,571,000	2,798,655
Fifth Third Bancorp, 2.55%, 05/05/2027	3,494,000	3,724,206
KeyCorp, 2.25%, 04/06/2027	7,227,000	7,575,824
SVB Financial Group, 1.80%, 02/02/2031	9,794,000	9,442,888
4.10%(e)(f)	7,406,000	7,484,689
Synovus Financial Corp., 3.13%, 11/01/2022	3,234,000	3,352,828
		39,106,685

Reinsurance–0.11%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	6,177,000	6,022,280
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	310,000	342,148
		6,364,428

Renewable Electricity–0.08%
Empresa Electrica Cochrane S.p.A. (Chile), 5.50%, 05/14/2027(b)	180,560	190,375
Northern States Power Co., 2.60%, 06/01/2051	5,043,000	4,741,640
		4,932,015

Residential REITs–0.67%
Camden Property Trust, 2.80%, 05/15/2030	2,280,000	2,418,687
Essex Portfolio L.P., 1.65%, 01/15/2031	3,232,000	3,036,100
2.65%, 09/01/2050	2,180,000	1,912,189
Spirit Realty L.P., 2.10%, 03/15/2028	3,786,000	3,746,087
4.00%, 07/15/2029	2,848,000	3,175,925
3.40%, 01/15/2030	7,883,000	8,350,373
2.70%, 02/15/2032	4,592,000	4,564,035
UDR, Inc., 3.00%, 08/15/2031	4,093,000	4,316,214
VEREIT Operating Partnership L.P., 2.20%, 06/15/2028	3,675,000	3,679,556
2.85%, 12/15/2032	3,281,000	3,276,647
		38,475,813

Restaurants–0.19%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	11,472,000	11,201,834

Retail REITs–0.57%
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	4,929,000	5,464,767
Kimco Realty Corp., 1.90%, 03/01/2028	7,636,000	7,645,940
2.70%, 10/01/2030	3,803,000	3,915,629
Realty Income Corp., 3.25%, 01/15/2031	5,013,000	5,462,152
Regency Centers L.P., 4.13%, 03/15/2028	2,994,000	3,348,537

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Core Plus Bond Fund

	Principal Amount	Value
Retail REITs–(continued)
Retail Properties of America, Inc., 4.75%, 09/15/2030	$4,822,000	$5,221,246
Simon Property Group L.P., 3.50%, 09/01/2025	1,793,000	1,955,234
		33,013,505

Semiconductor Equipment–0.07%
Lam Research Corp., 3.75%, 03/15/2026	120,000	134,829
4.00%, 03/15/2029	500,000	579,721
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 3.40%, 05/01/2030(b)	3,287,000	3,582,575
		4,297,125

Semiconductors–1.33%
Analog Devices, Inc., 2.95%, 04/01/2025	2,233,000	2,405,080
Broadcom, Inc., 4.70%, 04/15/2025	14,396,000	16,258,651
5.00%, 04/15/2030	8,720,000	10,146,794
2.45%, 02/15/2031(b)	11,351,000	11,033,119
4.30%, 11/15/2032	7,565,000	8,521,578
Micron Technology, Inc., 4.98%, 02/06/2026	3,446,000	3,999,437
4.19%, 02/15/2027	10,445,000	11,903,192
NXP B.V./NXP Funding LLC (Netherlands), 3.88%, 09/01/2022(b)	8,716,000	9,128,199
4.63%, 06/01/2023(b)	3,370,000	3,669,114
		77,065,164

Soft Drinks–0.32%
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 1.85%, 09/01/2032	475,000	449,431
Fomento Economico Mexicano, S.A.B. de C.V. (Mexico), 3.50%, 01/16/2050	17,582,000	17,942,431
		18,391,862

Sovereign Debt–2.49%
Bahamas Government International Bond (Bahamas), 6.00%, 11/21/2028(b)	427,000	408,852
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	200,000	224,844
China Government International Bond (China), 2.25%, 10/21/2050(b)	10,314,000	9,350,626
Colombia Government International Bond (Colombia), 3.88%, 04/25/2027	300,000	324,621
3.00%, 01/30/2030	200,000	198,775
Dominican Republic International Bond (Dominican Republic), 4.88%, 09/23/2032(b)	150,000	152,813
5.30%, 01/21/2041(b)	5,470,000	5,394,787
6.40%, 06/05/2049(b)	250,000	265,378
Ecuador Social Bond S.a.r.l. (Luxembourg), 0.00%, 01/30/2035(b)(d)	185,929	125,038

	Principal Amount	Value
Sovereign Debt–(continued)
Egypt Government International Bond (Egypt), 6.20%, 03/01/2024(b)	$200,000	$214,280
5.25%, 10/06/2025(b)	17,626,000	18,485,091
3.88%, 02/16/2026(b)	8,651,000	8,483,387
5.88%, 02/16/2031(b)	6,444,000	6,231,142
7.50%, 02/16/2061(b)	8,797,000	8,294,779
Ghana Government International Bond (Ghana), 6.38%, 02/11/2027(b)	200,000	205,922
7.88%, 02/11/2035(b)	200,000	196,356
Guatemala Government Bond (Guatemala), 4.90%, 06/01/2030(b)	200,000	224,872
6.13%, 06/01/2050(b)	400,000	486,000
Hong Kong Government International Bond (Hong Kong), 2.50%, 05/28/2024(b)	200,000	213,192
Indonesia Government International Bond (Indonesia), 4.75%, 02/11/2029	200,000	232,334
Jamaica Government International Bond (Jamaica), 7.88%, 07/28/2045	200,000	279,000
Kenya Government International Bond (Kenya), 8.00%, 05/22/2032(b)	200,000	224,675
KSA Sukuk Ltd. (Saudi Arabia), 3.63%, 04/20/2027(b)	200,000	222,157
Mexico Government International Bond (Mexico), 4.50%, 04/22/2029	200,000	224,577
Morocco Government International Bond (Morocco), 2.38%, 12/15/2027(b)	6,840,000	6,751,470
3.00%, 12/15/2032(b)	5,240,000	5,090,712
4.00%, 12/15/2050(b)	3,800,000	3,553,874
Oman Government International Bond (Oman), 4.88%, 02/01/2025(b)	2,325,000	2,417,484
6.00%, 08/01/2029(b)	200,000	209,433
6.25%, 01/25/2031(b)	2,940,000	3,101,582
7.00%, 01/25/2051(b)	2,860,000	2,836,883
Panama Government International Bond (Panama), 3.16%, 01/23/2030	200,000	208,877
Peruvian Government International Bond (Peru), 1.86%, 12/01/2032	4,795,000	4,444,366
2.78%, 12/01/2060	4,770,000	3,930,480
Qatar Government International Bond (Qatar), 4.50%, 04/23/2028(b)	200,000	236,656
4.00%, 03/14/2029(b)	329,000	376,658
4.82%, 03/14/2049(b)	329,000	406,790
Republic of South Africa Government International Bond (South Africa), 4.85%, 09/30/2029	300,000	303,649
5.75%, 09/30/2049	200,000	184,365
Russian Foreign Bond (Russia), 5.25%, 06/23/2047(b)	200,000	249,364

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Core Plus Bond Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Saudi Government International Bond (Saudi Arabia), 4.38%, 04/16/2029(b)	$415,000	$480,209
Slovenia Government International Bond (Slovenia), 5.25%, 02/18/2024(b)	300,000	342,302
Trinidad & Tobago Government International Bond (Trinidad), 4.50%, 06/26/2030(b)	200,000	211,250
Turkey Government International Bond (Turkey), 5.60%, 11/14/2024	9,968,000	10,441,480
4.75%, 01/26/2026	9,770,000	9,814,942
5.95%, 01/15/2031	19,821,000	19,833,388
5.88%, 06/26/2031	7,820,000	7,786,765
		143,876,477

Specialized Finance–0.19%
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan), 3.64%, 04/13/2025(b)	9,904,000	10,768,036

Specialized REITs–0.53%
Agree L.P., 2.90%, 10/01/2030	1,985,000	2,056,938
American Tower Corp., 3.10%, 06/15/2050	7,861,000	7,453,135
Crown Castle International Corp., 3.80%, 02/15/2028	205,000	228,049
Equinix, Inc., 3.20%, 11/18/2029	850,000	904,390
Iron Mountain, Inc., 5.25%, 07/15/2030(b)	4,315,000	4,444,450
Life Storage L.P., 2.20%, 10/15/2030	2,215,000	2,181,499
SBA Communications Corp., 3.13%, 02/01/2029(b)	13,918,000	13,555,854
		30,824,315

Specialty Chemicals–0.17%
7.45%, 11/15/2029(b)	9,889,000	9,928,952

Steel–0.04%
Metinvest B.V. (Ukraine), 7.75%, 10/17/2029(b)	200,000	219,124
POSCO (South Korea), 4.00%, 08/01/2023(b)	228,000	245,402
Steel Dynamics, Inc., 3.25%, 01/15/2031	104,000	111,800
United States Steel Corp., 6.88%, 03/01/2029	1,773,000	1,740,864
		2,317,190

Systems Software–0.43%
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	5,917,000	5,924,396
Microsoft Corp., 2.53%, 06/01/2050	245,000	230,684
Oracle Corp., 3.60%, 04/01/2050	9,957,000	10,451,884
3.85%, 04/01/2060	7,425,000	8,039,148
		24,646,112

Technology Distributors–0.01%
Avnet, Inc., 4.63%, 04/15/2026	465,000	520,310

	Principal Amount	Value
Technology Hardware, Storage & Peripherals–0.90%
Apple, Inc., 1.65%, 02/08/2031	$400,000	$390,931
4.25%, 02/09/2047	255,000	312,378
2.65%, 05/11/2050	7,079,000	6,669,382
2.80%, 02/08/2061	20,422,000	19,015,685
Dell International LLC/EMC Corp., 5.85%, 07/15/2025(b)	2,019,000	2,377,897
6.02%, 06/15/2026(b)	3,920,000	4,701,896
4.90%, 10/01/2026(b)	3,262,000	3,773,540
8.35%, 07/15/2046(b)	5,757,000	8,825,491
Lenovo Group Ltd. (China), 3.42%, 11/02/2030(b)	5,830,000	6,017,902
		52,085,102

Thrifts & Mortgage Finance–0.01%
Nationwide Building Society (United Kingdom), 4.13%, 10/18/2032(b)(e)	335,000	370,039

Tobacco–0.98%
Altria Group, Inc., 4.40%, 02/14/2026	1,467,000	1,672,322
2.45%, 02/04/2032	8,199,000	7,967,949
3.40%, 02/04/2041	8,520,000	8,006,801
3.70%, 02/04/2051	16,026,000	15,009,951
4.00%, 02/04/2061	13,297,000	12,495,795
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/2028	5,486,000	5,492,210
2.73%, 03/25/2031	357,000	353,628
Philip Morris International, Inc., 0.88%, 05/01/2026	5,928,000	5,838,570
		56,837,226

Trading Companies & Distributors–0.30%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(e)	11,156,000	11,659,582
Air Lease Corp., 3.63%, 12/01/2027	340,000	363,868
BOC Aviation Ltd. (Singapore), 1.38% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(c)	5,495,000	5,490,467
		17,513,917

Trucking–0.54%
Aviation Capital Group LLC, 0.88% (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(c)	4,422,000	4,417,492
4.13%, 08/01/2025(b)	3,727,000	3,996,587
3.50%, 11/01/2027(b)	3,210,000	3,348,229
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/2029(b)	5,225,000	5,352,359
DAE Funding LLC (United Arab Emirates), 2.63%, 03/20/2025(b)	1,186,000	1,204,502
3.38%, 03/20/2028(b)	1,748,000	1,775,339
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.00%, 07/15/2025(b)	2,953,000	3,293,919
1.20%, 11/15/2025(b)	1,788,000	1,776,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Core Plus Bond Fund

	Principal Amount	Value
Trucking–(continued)
Ryder System, Inc., 4.63%, 06/01/2025	$2,634,000	$2,998,758
3.35%, 09/01/2025	2,670,000	2,915,749
		31,079,414

Wireless Telecommunication Services–1.49%
Axiata SPV2 Bhd. (Malaysia), 4.36%, 03/24/2026(b)	200,000	226,836
Bharti Airtel Ltd. (India), 4.38%, 06/10/2025(b)	200,000	216,831
3.25%, 06/03/2031(b)	200,000	199,186
Colombia Telecomunicaciones S.A. ESP (Colombia), 4.95%, 07/17/2030(b)	5,545,000	5,963,647
Empresa Nacional de Telecomunicaciones S.A. (Chile), 4.88%, 10/30/2024(b)	700,000	759,915
Liquid Telecommunications Financing Plc (South Africa), 5.50%, 09/04/2026(b)	200,000	203,000
SixSigma Networks Mexico S.A. de C.V. (Mexico), 7.50%, 05/02/2025(b)	325,000	288,009
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Class A-1, 3.36%, 09/20/2021(b)	4,718,438	4,761,210
4.74%, 03/20/2025(b)	22,619,000	24,448,312
5.15%, 03/20/2028(b)	24,273,000	28,226,344
T-Mobile USA, Inc., 2.63%, 02/15/2029	5,142,000	5,019,878
VEON Holdings B.V. (Netherlands), 4.00%, 04/09/2025(b)	4,903,000	5,186,712
3.38%, 11/25/2027(b)	10,375,000	10,585,612
		86,085,492
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,592,805,686)		2,657,745,621

Asset-Backed Securities–20.32%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 2.70%, 02/25/2035(h)	777,600	813,177
Series 2005-1, Class 4A1, 2.96%, 05/25/2035(h)	835,783	841,508
ALM VII Ltd., Series 2012-7A, Class A1A2, 1.41% (3 mo. USD LIBOR + 1.17%), 07/15/2029(b)(c)	5,638,500	5,645,802
Angel Oak Mortgage Trust, Series 2019-3, Class A1, 2.93%, 05/25/2059(b)(h)	2,110,665	2,127,153
Series 2020-1, Class A1, 2.47%, 12/25/2059(b)(h)	4,326,362	4,386,556
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(h)	13,817,989	13,991,154
Angel Oak Mortgage Trust I LLC, Series 2018-3, Class A1, 3.65%, 09/25/2048(b)(h)	3,426,326	3,475,495
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(h)	9,982,930	10,234,343
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(h)	9,404,852	9,489,829

	Principal Amount	Value
Avery Point VI CLO Ltd., Series 2015-6A, Class AR2, 1.06% (3 mo. USD LIBOR + 0.90%), 08/05/2027(b)(c)	$20,898,908	$20,913,684
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR, 1.47% (3 mo. USD LIBOR + 1.25%), 07/25/2030(b)(c)	22,000,225	22,015,733
Banc of America Commercial Mortgage Trust, Series 2015- UBS7, Class AS, 3.99%, 09/15/2048(h)	4,394,000	4,853,185
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, 2.40%, 08/25/2033(h)	78,843	80,507
Series 2004-10, Class 21A1, 3.21%, 01/25/2035(h)	368,135	390,243
Series 2006-1, Class A1, 2.37% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(c)	283,699	294,645
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, 2.68%, 11/25/2034(h)	1,257,653	1,247,612
Benchmark Mortgage Trust, Series 2018-B3, Class C, 4.56%, 04/10/2051(h)	6,921,000	7,749,055
Series 2019-B14, Class A5, 3.05%, 12/15/2062	16,455,000	17,875,124
Series 2019-B14, Class C, 3.78%, 12/15/2062(h)	14,875,350	15,696,736
Series 2019-B15, Class B, 3.56%, 12/15/2072	12,220,000	13,244,354
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, 5.74%, 12/15/2047(b)(h)	5,000,000	5,136,547
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 0.90% (1 mo. USD LIBOR + 0.79%), 07/15/2032(b)(c)	11,493,289	11,511,342
Series 2017-BIOC, Class B, 1.08% (1 mo. USD LIBOR + 0.97%), 07/15/2032(b)(c)	3,882,559	3,890,911
Series 2017-BIOC, Class C, 1.16% (1 mo. USD LIBOR + 1.05%), 07/15/2032(b)(c)	15,643,517	15,668,060
Series 2017-BIOC, Class D, 1.71% (1 mo. USD LIBOR + 1.60%), 07/15/2032(b)(c)	4,543,051	4,552,218
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.37%, 03/13/2035(b)	1,647,256	1,722,989
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(h)	12,380,919	12,800,583
Chase Mortgage Finance Corp., Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(h)	1,713,570	1,719,421
Series 2016-SH2, Class M2, 3.75%, 12/25/2045(b)(h)	5,610,913	5,850,749
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(h)	2,783,020	2,836,334

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Core Plus Bond Fund

	Principal Amount	Value
CIFC Funding Ltd., Series 2014-5A, Class A1R2, 1.42% (3 mo. USD LIBOR + 1.20%), 10/17/2031(b)(c)	$4,417,000	$4,419,633
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.29%, 09/10/2045(b)	1,300,000	1,323,877
Series 2013-GC11, Class D, 4.42%, 04/10/2023(b)(h)	752,554	763,655
Series 2014-GC23, Class B, 4.18%, 07/10/2047(h)	2,816,000	3,050,326
Series 2015-GC27, Class A5, 3.14%, 02/10/2048	1,233,335	1,328,393
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, 2.11%, 08/25/2034(h)	186,676	181,800
Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(b)(h)	7,861,877	8,030,934
COLT Mortgage Loan Trust, Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(h)	8,671,883	8,788,129
Series 2020-1, Class A2, 2.69%, 02/25/2050(b)(h)	4,486,677	4,545,747
Series 2020-1R, Class A1, 1.26%, 09/25/2065(b)(h)	5,883,281	5,921,771
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(h)	6,777,863	6,884,894
Commercial Mortgage Trust, Series 2013-SFS, Class A1, 1.87%, 04/12/2035(b)	207,113	208,154
Series 2015-CR25, Class B, 4.53%, 08/10/2048(h)	5,267,000	5,839,743
Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-13, Class A10, 6.00%, 08/25/2037	252,947	196,068
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(b)(i)	11,804,841	11,900,039
Credit Suisse Mortgage Trust, Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(h)	5,023,016	5,026,977
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 08/15/2048	1,125,283	1,240,939
Series 2020-C19, Class A3, 2.56%, 03/15/2053	22,374,000	23,439,419
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 3.18%, 06/25/2034(h)	872,511	912,150
CSWF, Series 2018-TOP, Class B, 1.41% (1 mo. USD LIBOR + 1.30%), 08/15/2035(b)(c)	3,948,703	3,956,443
DB Master Finance LLC, Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	10,056,850	10,884,078
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	10,623,225	11,317,522

	Principal Amount	Value
Deephaven Residential Mortgage Trust, Series 2017-2A, Class A2, 2.61%, 06/25/2047(b)(h)	$171,734	$172,422
Series 2017-2A, Class A3, 2.71%, 06/25/2047(b)(h)	185,704	186,283
Series 2019-4A, Class A1, 2.79%, 10/25/2059(b)(h)	5,210,941	5,280,349
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 3.26%, 06/27/2037(b)(h)	5,044,919	5,139,964
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	19,168,380	20,086,187
DT Auto Owner Trust, Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	7,360,000	7,506,858
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	10,579,000	10,971,386
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(h)	8,838,013	9,040,522
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(h)	3,102,749	3,159,024
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(h)	2,795,000	2,807,945
First Horizon Alternative Mortgage Securities Trust, Series 2005- FA8, Class 2A1, 5.00%, 09/25/2035	43,552	43,405
Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.50%, 11/25/2057(b)(h)	1,136,063	1,145,272
Series 2019-H1, Class A1, 2.66%, 10/25/2059(b)(h)	4,899,700	5,007,052
GCAT Trust, Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(b)(i)	9,599,807	9,773,588
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(h)	5,166,641	5,323,010
Series 2020-NQM2, Class A1, 1.56%, 04/25/2065(b)(i)	4,558,675	4,601,575
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.21%, 04/19/2036(h)	527,861	467,914
GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 1.00% (3 mo. USD LIBOR + 1.07%), 01/20/2033(b)(c)	5,015,000	5,020,690
GoldenTree Loan Management US CLO 2 Ltd., Series 2017-2A, Class A, 1.37% (3 mo. USD LIBOR + 1.15%), 11/28/2030(b)(c)	16,228,000	16,244,204
Golub Capital Partners CLO 35(B) Ltd., Class 2017-35A, Class AR, 1.41% (3 mo. USD LIBOR + 1.19%), 07/20/2029(b)(c)	20,000,000	20,029,294

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Core Plus Bond Fund

	Principal Amount	Value
GS Mortgage Securities Trust, Series 2013-G1, Class A1, 2.06%, 04/10/2031(b)	$340,174	$343,219
Series 2013-GC14, Class B, 4.74%, 08/10/2046(b)(h)	4,973,000	5,356,950
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	8,325,000	8,953,569
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	8,750,000	9,055,517
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 3.39%, 09/25/2035(h)	153,110	153,941
Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1C, 1.01% (1 mo. USD LIBOR + 0.90%), 06/20/2035(c)	18,963	18,846
Hertz Vehicle Financing II L.P., Series 2019-2A, Class A, 3.42%, 05/25/2025(b)	2,828,032	2,843,526
Home Partners of America Trust, Series 2018-1, Class A, 1.01% (1 mo. USD LIBOR + 0.90%), 07/17/2037(b)(c)	4,023,313	4,034,999
Series 2018-1, Class B, 1.21% (1 mo. USD LIBOR + 1.10%), 07/17/2037(b)(c)	7,990,000	8,022,310
Series 2018-1, Class C, 1.36% (1 mo. USD LIBOR + 1.25%), 07/17/2037(b)(c)	3,610,000	3,625,046
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1, 3.45%, 01/25/2059(b)(h)	8,197,732	8,303,955
ICG US CLO Ltd., Series 2016-1A, Class A1R, 1.35% (3 mo. USD LIBOR + 1.14%), 07/29/2028(b)(c)	9,978,901	9,991,831
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 1.06% (1 mo. USD LIBOR + 0.95%), 01/15/2033(b)(c)	15,995,000	16,027,732
Series 2018-STAY, Class B, 1.41% (1 mo. USD LIBOR + 1.30%), 01/15/2033(b)(c)	8,640,000	8,638,624
Invitation Homes Trust, Series 2017-SFR2, Class A, 0.96% (1 mo. USD LIBOR + 0.85%), 12/17/2036(b)(c)	5,525,684	5,548,753
Series 2017-SFR2, Class B, 1.26% (1 mo. USD LIBOR + 1.15%), 12/17/2036(b)(c)	3,221,000	3,231,249
Series 2017-SFR2, Class C, 1.56% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(c)	6,188,000	6,203,526
Series 2017-SFR2, Class D, 1.91% (1 mo. USD LIBOR + 1.80%), 12/17/2036(b)(c)	4,699,105	4,714,347
Series 2018-SFR1, Class A, 0.81% (1 mo. USD LIBOR + 0.70%), 03/17/2037(b)(c)	27,759,500	27,854,115
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	8,974,500	9,457,863
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class B, 3.81%, 12/15/2047(b)(h)	5,000,000	5,129,801

	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2005-A3, Class 1A1, 2.54%, 06/25/2035(h)	$279,047	$298,814
Series 2005-A3, Class 6A5, 3.77%, 06/25/2035(h)	443,204	455,630
Series 2005-A5, Class 1A2, 2.80%, 08/25/2035(h)	235,064	244,827
Series 2007-A4, Class 3A1, 3.41%, 06/25/2037(h)	589,431	516,857
Series 20153, Class B2, 3.60%, 05/25/2045(b)(h)	7,427,388	7,696,489
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C, 4.89%, 01/15/2047(h)	12,750,000	13,260,321
Series 2015-C31, Class A3, 3.80%, 08/15/2048	1,064,445	1,181,025
Series 2016-C1, Class B, 4.74%, 03/15/2049(h)	5,083,000	5,703,266
Series 2020-COR7, Class A5, 2.18%, 05/13/2053	6,200,000	6,319,346
Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.50%, 02/25/2036	159,512	153,565
MAD Mortgage Trust, Series 2017-330M, Class A, 3.29%, 08/15/2034(b)(h)	11,633,000	12,190,733
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.54%, 11/25/2035(h)	634,142	641,072
Series 2005-A5, Class A9, 3.55%, 06/25/2035(h)	668,395	682,805
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.52%, 10/15/2048(h)	15,769,000	17,631,073
Morgan Stanley Capital I Trust, Series 2014-150E, Class C, 4.30%, 09/09/2032(b)(h)	3,350,000	3,522,386
Series 2017-CLS, Class A, 0.81% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(c)	18,372,000	18,392,582
Series 2017-CLS, Class B, 0.96% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(c)	9,024,000	9,034,095
Series 2017-CLS, Class C, 1.11% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(c)	6,124,000	6,130,836
Series 2019-L2, Class A4, 4.07%, 03/15/2052	17,430,000	20,058,036
Series 2019-L3, Class AS, 3.49%, 11/15/2052	10,950,000	11,971,731
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(b)	9,084,627	9,394,044
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	6,596,146	6,795,756
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class E, 3.79%, 11/15/2032(b)(h)	6,250,000	6,238,933
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.24% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(c)	10,478,000	10,468,439

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Core Plus Bond Fund

	Principal Amount	Value
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(h)	$6,915,475	$7,059,704
Series 2020-NQM1, Series A1, 2.46%, 01/26/2060(b)(h)	9,884,320	10,100,437
OBX Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(h)	3,602,374	3,699,183
OCP CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 1.34% (3 mo. USD LIBOR + 1.12%), 07/20/2029(b)(c)	17,619,000	17,643,372
Series 2017-13A, Class A1A, 1.50% (3 mo. USD LIBOR + 1.26%), 07/15/2030(b)(c)	9,611,000	9,628,420
Series 2020-8RA, Class A1, 1.44% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(c)	17,937,000	17,937,350
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class AR, 1.27% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(c)	16,000,000	16,018,870
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 1.43% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(c)	16,476,000	16,476,310
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.48% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(c)	10,543,683	10,559,284
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	21,801,000	22,634,725
PPM CLO 3 Ltd., Series 2019-3A, Class A, 1.62% (3 mo. USD LIBOR + 1.40%), 07/17/2030(b)(c)	9,626,000	9,643,642
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	14,115,000	14,364,937
Provident Home Equity Loan Trust, Series 2000-2, Class A1, 0.66% (1 mo. USD LIBOR + 0.54%), 08/25/2031(c)	132,973	120,936
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 1.22% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(c)	11,823,244	11,834,593
Residential Mortgage Loan Trust, Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(h)	3,553,319	3,627,746
Series 2020-1, Class A1, 2.38%, 02/25/2024(b)(h)	4,257,760	4,328,396
Sequoia Mortgage Trust, Series 2013-3, Class A1, 2.00%, 03/25/2043(h)	733,862	741,086
Series 2013-4, Class A3, 1.55%, 04/25/2043(h)	214,523	214,924
Series 2013-7, Class A2, 3.00%, 06/25/2043(h)	595,549	604,233
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(h)	919,127	935,005
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	9,335,700	9,860,333

	Principal Amount	Value
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class A2, 0.66% (1 mo. USD LIBOR + 0.54%), 05/25/2035(c)	$41,645	$38,064
Star Trust, Series 2021-SFR1, Class B, 0.86% (1 mo. USD LIBOR + 0.75%), 04/17/2038(b)(c)	3,520,000	3,523,238
Series 2021-SFR1, Class C, 1.16% (1 mo. USD LIBOR + 1.05%), 04/17/2038(b)(c)	4,925,000	4,929,482
Series 2021-SFR1, Class D, 1.41% (1 mo. USD LIBOR + 1.30%), 04/17/2038(b)(c)	6,670,000	6,676,003
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(h)	5,729,517	5,854,464
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(h)	8,959,883	9,001,036
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 2.59%, 09/25/2034(h)	458,728	471,071
Series 2004-8, Class 3A, 2.66%, 07/25/2034(h)	1,015,547	1,089,937
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	155,121	155,466
Taconic Park CLO Ltd., Series 2016-1A, Class A1R, 1.22% (3 mo. USD LIBOR + 1.00%), 01/20/2029(b)(c)	16,923,000	16,944,154
Thornburg Mortgage Securities Trust, Series 2003-6, Class A2, 1.12% (1 mo. USD LIBOR + 1.00%), 12/25/2033(c)	345,146	349,412
Series 2005-1, Class A3, 2.55%, 04/25/2045(h)	637,190	650,046
TICP CLO XV Ltd., Series 2020-15A, Class A, 1.50% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(c)	9,701,000	9,734,316
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(h)	2,619,591	2,664,214
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	13,660,000	13,571,770
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	16,770,000	18,733,299
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.09%, 08/10/2049	242,906	250,778
Series 2012-C4, Class A5, 2.85%, 12/10/2045	532,433	550,701
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class C, 6.05%, 01/10/2045(b)(h)	4,500,000	4,347,027

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Core Plus Bond Fund

	Principal Amount	Value
Verus Securitization Trust, Series 2019-1, Class A1, 3.84%, 02/25/2059(b)(h)	$7,513,672	$7,569,277
Series 2019-2, Class A1, 3.21%, 05/25/2059(b)(h)	3,340,258	3,360,936
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(i)	11,278,235	11,502,932
Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(i)	3,561,752	3,633,696
Series 2020-INV1, Class A1, 1.98%, 03/25/2060(b)(h)	2,642,575	2,693,697
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(h)	6,645,000	6,691,441
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(h)	14,309,284	14,340,581
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	8,398,713	8,472,084
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2007-HY2, Class 2A2, 3.05%, 11/25/2036(h)	336,194	318,559
Wells Fargo Mortgage Backed Securities Trust, Series 2005- AR14, Class A1, 3.01%, 08/25/2035(h)	177,821	180,377
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	10,912,500	11,410,656
Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	5,307,500	5,612,041
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.66%, 11/15/2044(b)(h)	5,000,000	5,088,285
Series 2012-C6, Class B, 4.70%, 04/15/2045	5,739,000	5,900,773
Series 2012-C9, Class D, 4.81%, 10/15/2022(b)(h)	568,832	540,079
Series 2013-C14, Class A5, 3.34%, 06/15/2046	1,485,143	1,566,263
Series 2013-C16, Class B, 5.02%, 09/15/2046(h)	3,127,000	3,274,123
Series 2014-C23, Class B, 4.38%, 10/15/2057(h)	4,693,000	5,164,964
Total Asset-Backed Securities (Cost $1,156,885,185)		1,174,603,792

U.S. Government Sponsored Agency Mortgage–Backed Securities–13.82%

Collateralized Mortgage Obligations-1.06%
Fannie Mae REMICs, IO, 7.00%, 05/25/2033(j)	5,389	812
6.00%, 07/25/2033(j)	4,428	794

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series K038, Class X1, 1.11%, 03/25/2024(h)	$23,236,460	$673,442
Series K730, Class AM, 3.59%, 01/25/2025(h)	7,859,000	8,649,751
Series K062, Class A1, 3.03%, 09/25/2026	8,470,813	9,101,199
Series K083, Class AM, 4.03%, 10/25/2028(h)	4,736,000	5,584,983
Series K085, Class AM, 4.06%, 10/25/2028(h)	4,736,000	5,590,671
Series K089, Class AM, 3.63%, 01/25/2029(h)	8,018,000	9,260,325
Series K088, Class AM, 3.76%, 01/25/2029(h)	18,944,000	22,105,312
		60,967,289

Federal Home Loan Mortgage Corp. (FHLMC)–0.49%
7.00%, 07/01/2022 to 10/01/2034	540,113	621,533
3.50%, 08/01/2026	344,229	367,606
6.00%, 03/01/2029 to 02/01/2034	257,858	291,379
7.50%, 05/01/2030 to 05/01/2035	444,514	510,882
8.50%, 08/01/2031	26,666	32,039
3.00%, 02/01/2032	1,804,796	1,936,191
6.50%, 07/01/2032 to 09/01/2036	148,413	170,362
8.00%, 08/01/2032	21,947	25,904
5.50%, 01/01/2034 to 07/01/2040	1,277,116	1,464,660
5.00%, 07/01/2034 to 06/01/2040	1,665,060	1,938,753
4.50%, 02/01/2040 to 10/01/2046	18,307,876	20,640,985
ARM, 2.43% (1 yr. USD LIBOR + 2.05%), 12/01/2036(c)	54,001	57,819
3.33% (1 yr. USD LIBOR + 2.14%), 02/01/2037(c)	12,122	13,052
2.98% (1 yr. USD LIBOR + 1.88%), 05/01/2037(c)	62,310	66,318
		28,137,483

Federal National Mortgage Association (FNMA)–2.22%
5.50%, 03/01/2021 to 06/01/2040	456,712	516,762
6.00%, 03/01/2022 to 10/01/2039	13,401	15,368
6.50%, 07/01/2028 to 01/01/2037	66,671	76,028
7.00%, 07/01/2029 to 02/01/2034	266,071	294,984
7.50%, 02/01/2030 to 08/01/2037	506,143	597,658
9.50%, 04/01/2030	3,774	4,218
3.50%, 12/01/2030 to 05/01/2047	51,246,917	55,394,751
8.50%, 10/01/2032	41,853	51,324
8.00%, 04/01/2033	41,674	50,772
5.00%, 12/01/2039	433,983	505,236

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Core Plus Bond Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
3.00%, 08/01/2043	$2,935,176	$3,166,867
4.50%, 10/01/2048 to 12/01/2048	28,384,876	30,915,229
4.00%, 12/01/2048	33,670,621	36,818,125

ARM, 2.67% (1 yr. U.S. Treasury Yield Curve Rate + 2.18%), 05/01/2035(c)	100,516	106,970
2.04% (1 yr. USD LIBOR + 1.63%), 01/01/2037(c)	44,166	46,717
3.04% (1 yr. USD LIBOR + 1.72%), 03/01/2038(c)	31,547	33,471
		128,594,480

Government National Mortgage Association (GNMA)–1.16%
7.50%, 06/15/2023 to 05/15/2032	6,249	6,489
9.00%, 09/15/2024	3,306	3,325
8.00%, 08/15/2025 to 09/15/2026	15,443	15,721
6.56%, 01/15/2027	92,493	103,238
7.00%, 10/15/2028 to 09/15/2032	113,616	126,308
6.00%, 11/15/2028 to 02/15/2033	43,941	50,692
6.50%, 01/15/2029 to 09/15/2034	69,912	78,327
5.50%, 06/15/2035	44,745	52,398
5.00%, 07/15/2035 to 08/15/2035	49,999	56,418
4.00%, 03/20/2048	6,247,791	6,746,729
ARM, 3.00%,(1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 01/20/2025 to 06/20/2025(c)	17,012	17,455
2.88% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 05/20/2025(c)	4,746	4,862
TBA, 2.00%, 03/01/2051(k)	59,000,000	59,887,305
		67,149,267

Uniform Mortgage-Backed Securities–8.89%
TBA, 2.00%, 03/01/2036 to 03/01/2051(k)	414,549,912	422,908,566
2.50%, 03/01/2051(k)	88,000,000	91,238,125
		514,146,691
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $795,890,739)		798,995,210

U.S. Treasury Securities–11.28%

U.S. Treasury Bills–0.34%
0.03%, 07/15/2021(l)(m)	20,055,000	20,052,348

U.S. Treasury Bonds–1.62%
1.88%, 02/15/2041	3,491,100	3,417,460
1.63%, 11/15/2050	101,235,600	90,052,230
		93,469,690

	Principal Amount	Value
U.S. Treasury Notes–9.32%
0.13%, 01/31/2023	$12,476,700	$12,476,213
0.13%, 02/15/2024	6,473,100	6,445,539
0.38%, 01/31/2026	260,095,900	255,909,981
0.75%, 01/31/2028	43,891,600	42,866,319
1.13%, 02/15/2031	226,474,100	220,953,794
		538,651,846
Total U.S. Treasury Securities (Cost $659,178,066)		652,173,884

	Shares

Preferred Stocks–2.53%

Asset Management & Custody Banks–0.13%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(e)	7,105,000	7,684,058

Diversified Banks–1.51%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	1,100	1,529,781
Citigroup, Inc., 6.25%, Series T, Pfd.(e)	6,669,000	7,621,333
Citigroup, Inc., 5.00%, Series U, Pfd.(e)	17,572,000	18,121,125
Citigroup, Inc., 4.00%, Series W, Pfd.(e)	9,183,000	9,297,604
JPMorgan Chase & Co., 3.68%, Series I, Pfd.(c)	12,853,000	12,823,593
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	27,407	38,040,916
		87,434,352

Integrated Telecommunication Services–0.20%
AT&T, Inc., 2.88%, Series B, Pfd.(e)	9,700,000	11,586,833

Investment Banking & Brokerage–0.39%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(e)	7,695,000	7,733,475
Goldman Sachs Group, Inc. (The), 5.00%, Series P, Pfd.(e)(g)	7,805,000	7,814,756
Morgan Stanley, 6.88%, Series F, Pfd.(e)	249,737	6,990,139
		22,538,370

Life & Health Insurance–0.01%
MetLife, Inc., 3.79%, Series C, Pfd.(c)	183,000	182,549

Multi-Utilities–0.19%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(e)	10,275,000	10,896,548

Other Diversified Financial Services–0.09%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(e)	4,774,000	5,134,437

Regional Banks–0.01%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.(e)	24,592	644,064
Total Preferred Stocks (Cost $139,001,899)		146,101,211

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Core Plus Bond Fund

		Principal Amount	Value
Agency Credit Risk Transfer Notes–0.99%
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M2, 2.97% (1 mo. USD LIBOR + 2.85%), 11/25/2029(c)		$9,439,329	$9,637,459
Series 2018-C05, Class 1M2, 2.47% (1 mo. USD LIBOR + 2.35%), 01/25/2031(c)		3,787,704	3,804,116
Series 2019-R03, Class 1M2, 2.27% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(c)		4,679,427	4,704,050
Series 2019-R06, Class 2M2, 2.22% (1 mo. USD LIBOR + 2.10%), 09/25/2039(b)(c)		6,211,981	6,240,100
Freddie Mac, Series 2016-DNA4, Class M3, STACR® , 3.92% (1 mo. USD LIBOR + 3.80%), 03/25/2029(c)		2,845,087	2,968,820
Series 2016-HQA4, Class M3, STACR®, 4.02% (1 mo. USD LIBOR + 3.90%), 04/25/2029(c)		5,824,867	6,051,162
Series 2017-HQA2, Class M2, STACR®, 2.77% (1 mo. USD LIBOR + 2.65%), 12/25/2029(c)		8,301,234	8,427,090
Series 2020-DNA5, Class M2, STACR®, 2.84% (SOFR + 2.80%), 10/25/2050(b)(c)		12,216,000	12,391,893
Series 2020-DNA5, Class M1, STACR® , 1.34% (SOFR + 1.30%), 10/25/2050(b)(c)		3,108,844	3,116,422
Total Agency Credit Risk Transfer Notes (Cost $57,339,063)			57,341,112

Non-U.S. Dollar Denominated Bonds & Notes–0.50%(n)

Brewers–0.03%
Molson Coors International L.P., Series MPLE, 3.44%, 07/15/2026	CAD	1,799,000	1,504,058

Diversified Banks–0.05%
HSBC Holdings PLC (United Kingdom), Series MPLE, 3.20%, 12/05/2023	CAD	3,598,000	2,997,683

Integrated Telecommunication Services–0.07%
AT&T, Inc., Series MPLE, 5.10%, 11/25/2048	CAD	4,497,000	3,933,656

Movies & Entertainment–0.17%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	6,750,000	9,725,579

Sovereign Debt–0.13%
Serbia International Bond (Serbia), 1.50%, 06/26/2029(b)	EUR	105,000	127,341
Serbia International Bond (Serbia), 1.50%, 06/26/2029(b)	EUR	285,000	345,640
Ukraine Government International Bond (Ukraine), 6.75%, 06/20/2026(b)	EUR	385,000	497,305
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(b)	EUR	6,000,000	6,691,621
			7,661,907

		Principal Amount	Value
Technology Hardware, Storage & Peripherals–0.05%
Apple, Inc., Series MPLE, 2.51%, 08/19/2024	CAD	3,598,000	$2,972,124
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $25,093,713)			28,795,007

Variable Rate Senior Loan Interests–0.30%

Diversified REITs–0.30%
Asterix, Inc. (Canada), Term Loan, 3.90%, 03/31/2023 (Cost $16,204,205)(o)(p)(q)		$21,666,643	17,320,034

		Shares

Exchange–Traded Funds–0.10%
Invesco Total Return Bond ETF (Cost $ 5,786,000)(r)		100,000	5,686,000

		Principal Amount

Municipal Obligations–0.01%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $539,000)		$539,000	795,591

		Shares

Common Stocks & Other Equity Interests–0.00%

Auto Parts & Equipment–0.00%
Exide Technologies(o)		14,555	0

Oil & Gas Drilling–0.00%
Vantage Drilling International(s)		95	380

Paper Packaging–0.00%
Westrock Co.		65	2,833

Specialty Chemicals–0.00%
Ingevity Corp.(s)		10	695
Total Common Stocks & Other Equity Interests (Cost $16,588)			3,908

Money Market Funds–13.66%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(r)(t)		276,312,657	276,312,657
Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(r)(t)		197,256,179	197,335,082
Invesco Treasury Portfolio, Institutional Class, 0.01%(r)(t)		315,785,894	315,785,894
Total Money Market Funds (Cost $789,436,539)			789,433,633

Options Purchased–0.25%
(Cost $17,887,097)(u)			14,493,965
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-109.73% (Cost $6,256,063,780)			6,343,488,968

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.19%
Invesco Private Government Fund, 0.01%(r)(t)(v)		4,353,166	4,353,166

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Core Plus Bond Fund

	Shares	Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(r)(t)(v)	6,527,137	$6,529,748
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,882,914)		10,882,914
TOTAL INVESTMENTS IN SECURITIES-109.92% (Cost $6,266,946,694)		6,354,371,882
OTHER ASSETS LESS LIABILITIES-(9.92)%		(573,609,013)
NET ASSETS-100.00%		$5,780,762,869

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $2,169,211,592, which represented 37.52% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	All or a portion of this security was out on loan at February 28, 2021.
(h)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 28, 2021.

(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1P.
(l)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L.
(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(p)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(q)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(r)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2021	Dividend Income
Invesco Total Return Bond ETF	$5,803,000	$-	$-	$(117,000)	$-	$5,686,000	$154,032

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Core Plus Bond Fund

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$176,301,558	$331,898,314	$(231,887,215)	$-	$-	$276,312,657	$25,236
Invesco Liquid Assets Portfolio, Institutional Class	125,928,050	237,070,224	(165,633,725)	(4,815)	(24,652)	197,335,082	56,514
Invesco Treasury Portfolio, Institutional Class	201,487,495	379,312,359	(265,013,960)	-	-	315,785,894	15,276
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	34,758,675	(30,405,509)	-	-	4,353,166	382	*
Invesco Private Prime Fund	-	40,278,323	(33,748,924)	-	349	6,529,748	2,426	*
Total	$509,520,103	$1,023,317,895	$(726,689,333)	$(121,815)	$(24,303)	$806,002,547	$253,866
*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(s)	Non-income producing security.
(t)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.
(u)	The table below details options purchased.
(v)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value
Equity Risk
Amazon.com, Inc.	Call	01/21/2022	5	$3,650.00	$1,825,000	$98,775
Apple, Inc.	Call	09/17/2021	200	145.00	2,900,000	111,500
Energy Select Sector SPDR Fund	Call	12/31/2021	1,890	50.00	94,520,000	9,641,040
Microsoft Corp.	Call	09/17/2021	90	245.00	2,205,000	144,450
Total Open Exchange-Traded Equity Options Purchased			2,185			$9,995,765

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value
Equity Risk
S&P 500 Index	Call	03/18/2022	180	$3,950.00	$71,100,000	$4,498,200

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Premiums Received	Notional Value(a)	Value	Unrealized Appreciation
Equity Risk
Energy Select Sector SPDR Fund	Call	12/31/2021	18,904	$60.00	$(5,519,265)	$113,424,000	$(5,245,860)	$273,405

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	4,716	June-2021	$1,041,130,692	$(856,501)	$(856,501)
U.S. Treasury 5 Year Notes	4,629	June-2021	573,851,344	(4,190,882)	(4,190,882)
U.S. Treasury Long Bond	208	June-2021	33,117,500	(286,451)	(286,451)
Subtotal–Long Futures Contracts				(5,333,834)	(5,333,834)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Core Plus Bond Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	3,186	June-2021	$(422,841,937)	$5,369,621	$5,369,621
U.S. Treasury 10 Year Ultra Notes	2,140	June-2021	(315,315,625)	3,272,338	3,272,338
U.S. Treasury Ultra Bonds	741	June-2021	(140,095,313)	519,370	519,370
Subtotal–Short Futures Contracts				9,161,329	9,161,329
Total Futures Contracts				$3,827,495	$3,827,495

Open Forward Foreign Currency Contracts
Settlement		Contract to				Unrealized
Date	Counterparty	Deliver		Receive		Appreciation
Currency Risk
05/17/2021	Citibank N.A.	EUR	233,000	USD	282,885	$1,279
05/17/2021	Goldman Sachs & Co.	CAD	53,014,000	USD	41,729,047	68,225
05/17/2021	Goldman Sachs & Co.	EUR	28,300,000	USD	34,357,488	153,849
Total Forward Foreign Currency Contracts						$223,353

Abbreviations:

CAD	–Canadian Dollar
EUR	–Euro
USD	–U.S. Dollar

Portfolio Composition

By security type, based on Total Investments

as of February 28, 2021

U.S. Dollar Denominated Bonds & Notes	41.83%
Asset-Backed Securities	18.49
U.S. Government Sponsored Agency Mortgage-Backed Securities	12.58
U.S. Treasury Securities	10.26
Preferred Stocks	2.30
Security types each less than 1% portfolio	2.12
Money Market Funds	12.42

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Core Plus Bond Fund

Statement of Assets and Liabilities

February 28, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $5,460,841,241)*	$5,548,369,335
Investments in affiliates, at value (Cost $806,105,453)	806,002,547
Other investments:
Variation margin receivable–centrally cleared swap agreements	3,437,714
Unrealized appreciation on forward foreign currency contracts outstanding	223,353
Deposits with brokers:
Cash collateral – OTC Derivatives	2,158,750
Cash	2,011,836
Foreign currencies, at value (Cost $29,004,259)	29,119,607
Receivable for:
Investments sold	68,341,600
Fund shares sold	8,855,318
Dividends	524,981
Interest	26,809,209
Investments matured, at value (Cost $0)	43,809
Principal paydowns	102,888
Investment for trustee deferred compensation and retirement plans	138,846
Other assets	129,716
Total assets	6,496,269,509

Liabilities:
Other investments:
Options written, at value (premiums received $5,519,265)	5,245,860
Variation margin payable - futures contracts	3,970,681
Payable for:
Investments purchased	683,318,830
Dividends	1,199,372
Fund shares reacquired	8,799,411
Collateral upon return of securities loaned	10,882,914
Accrued fees to affiliates	1,259,443
Accrued other operating expenses	641,250
Trustee deferred compensation and retirement plans	188,879
Total liabilities	715,506,640
Net assets applicable to shares outstanding	$5,780,762,869

Net assets consist of:

Shares of beneficial interest	$5,655,534,098
Distributable earnings	125,228,771
$5,780,762,869

Net Assets:
Class A	$1,447,719,655
Class C	$100,515,987
Class R	$26,052,795
Class Y	$1,226,828,891
Class R5	$12,564,528
Class R6	$2,967,081,013

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	128,721,626
Class C	8,940,723
Class R	2,317,056
Class Y	108,985,858
Class R5	1,117,655
Class R6	263,987,307
Class A:
Net asset value per share	$11.25
Maximum offering price per share (Net asset value of $11.25 ÷ 95.75%)	$11.75
Class C:
Net asset value and offering price per share	$11.24
Class R:
Net asset value and offering price per share	$11.24
Class Y:
Net asset value and offering price per share	$11.26
Class R5:
Net asset value and offering price per share	$11.24
Class R6:
Net asset value and offering price per share	$11.24

*	At February 28, 2021, securities with an aggregate value of $10,497,929 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Core Plus Bond Fund

Statement of Operations

For the six months ended February 28, 2021

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $107,132)	$65,720,632

Dividends	1,301,111

Dividends from affiliates (includes securities lending income of $22,092)	273,150

Total investment income	67,294,893

Expenses:
Advisory fees	10,899,465

Administrative services fees	359,473

Custodian fees	46,402

Distribution fees:
Class A	1,757,963

Class C	530,270

Class R	62,576

Transfer agent fees – A, C, R and Y	1,676,120

Transfer agent fees – R5	5,987

Transfer agent fees – R6	58,974

Trustees’ and officers’ fees and benefits	60,872

Registration and filing fees	116,825

Reports to shareholders	261,731

Professional services fees	41,754

Other	34,529

Total expenses	15,912,941

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(916,199)

Net expenses	14,996,742

Net investment income	52,298,151

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	48,827,981

Affiliated investment securities	(24,303)

Foreign currencies	561,653

Forward foreign currency contracts	(2,415,614)

Futures contracts	39,386,366

Option contracts written	(4,503,313)

Swap agreements	7,849,543

89,682,313

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(94,088,815)

Affiliated investment securities	(121,815)

Foreign currencies	(49,763)

Forward foreign currency contracts	1,189,482

Futures contracts	3,720,623

Option contracts written	555,281

Swap agreements	3,738,710

(85,056,297)

Net realized and unrealized gain	4,626,016

Net increase in net assets resulting from operations	$56,924,167

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                     Invesco Core Plus Bond Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	February 28, 2021	August 31, 2020

Operations:
Net investment income	$52,298,151	$124,346,724

Net realized gain	89,682,313	164,412,319

Change in net unrealized appreciation (depreciation)	(85,056,297)	38,834,343

Net increase in net assets resulting from operations	56,924,167	327,593,386

Distributions to shareholders from distributable earnings:
Class A	(58,227,314)	(33,712,172)

Class C	(4,066,888)	(2,050,180)

Class R	(1,015,393)	(505,408)

Class Y	(51,922,215)	(30,512,458)

Class R5	(515,343)	(287,699)

Class R6	(122,677,132)	(69,379,601)

Total distributions from distributable earnings	(238,424,285)	(136,447,518)

Share transactions-net:
Class A	128,258,468	231,465,217

Class C	(3,487,485)	15,921,563

Class R	3,678,316	4,647,417

Class Y	95,991,040	233,313,308

Class R5	1,398,138	3,607,318

Class R6	313,044,404	499,618,439

Net increase in net assets resulting from share transactions	538,882,881	988,573,262

Net increase in net assets	357,382,763	1,179,719,130

Net assets:
Beginning of period	5,423,380,106	4,243,660,976

End of period	$5,780,762,869	$5,423,380,106

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                     Invesco Core Plus Bond Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/21	$11.61	$0.10	$0.02	$0.12	$(0.12)	$(0.36)	$–	$(0.48)	$11.25	0.99%	$1,447,720	0.74	%(d)	0.79	%(d)	1.67	%(d)	179%
Year ended 08/31/20	11.13	0.29	0.51	0.80	(0.32)	–	–	(0.32)	11.61	7.29	1,364,591	0.75		0.82		2.55		329
Year ended 08/31/19	10.53	0.36	0.62	0.98	(0.32)	–	(0.06)	(0.38)	11.13	9.57	1,079,416	0.74		0.84		3.41		250
Year ended 08/31/18	11.03	0.31	(0.48)	(0.17)	(0.32)	–	(0.01)	(0.33)	10.53	(1.51)	887,784	0.74		0.82		2.96		383
Year ended 08/31/17	11.05	0.28	0.03	0.31	(0.31)	(0.02)	–	(0.33)	11.03	2.88	805,356	0.76		0.88		2.54		547
Year ended 08/31/16	10.63	0.25	0.51	0.76	(0.34)	–	–	(0.34)	11.05	7.33	684,628	0.83		0.92		2.40		518
Class C
Six months ended 02/28/21	11.61	0.05	0.01	0.06	(0.07)	(0.36)	–	(0.43)	11.24	0.52	100,516	1.49	(d)	1.54	(d)	0.92	(d)	179
Year ended 08/31/20	11.12	0.20	0.52	0.72	(0.23)	–	–	(0.23)	11.61	6.59	107,350	1.50		1.57		1.80		329
Year ended 08/31/19	10.53	0.28	0.61	0.89	(0.24)	–	(0.06)	(0.30)	11.12	8.67	87,046	1.49		1.59		2.66		250
Year ended 08/31/18	11.02	0.24	(0.48)	(0.24)	(0.24)	–	(0.01)	(0.25)	10.53	(2.16)	123,285	1.49		1.57		2.21		383
Year ended 08/31/17	11.05	0.20	0.02	0.22	(0.23)	(0.02)	–	(0.25)	11.02	2.02	130,591	1.51		1.63		1.79		547
Year ended 08/31/16	10.63	0.17	0.51	0.68	(0.26)	–	–	(0.26)	11.05	6.53	108,579	1.58		1.67		1.65		518
Class R
Six months ended 02/28/21	11.61	0.08	0.01	0.09	(0.10)	(0.36)	–	(0.46)	11.24	0.77	26,053	0.99	(d)	1.04	(d)	1.42	(d)	179
Year ended 08/31/20	11.12	0.26	0.52	0.78	(0.29)	–	–	(0.29)	11.61	7.12	23,193	1.00		1.07		2.30		329
Year ended 08/31/19	10.53	0.33	0.61	0.94	(0.29)	–	(0.06)	(0.35)	11.12	9.21	17,598	0.99		1.09		3.16		250
Year ended 08/31/18	11.02	0.29	(0.47)	(0.18)	(0.30)	–	(0.01)	(0.31)	10.53	(1.67)	14,134	0.99		1.07		2.71		383
Year ended 08/31/17	11.05	0.25	0.02	0.27	(0.28)	(0.02)	–	(0.30)	11.02	2.53	10,403	1.01		1.13		2.29		547
Year ended 08/31/16	10.63	0.23	0.51	0.74	(0.32)	–	–	(0.32)	11.05	7.06	7,545	1.08		1.17		2.15		518
Class Y
Six months ended 02/28/21	11.62	0.11	0.02	0.13	(0.13)	(0.36)	–	(0.49)	11.26	1.11	1,226,829	0.49	(d)	0.54	(d)	1.92	(d)	179
Year ended 08/31/20	11.14	0.31	0.51	0.82	(0.34)	–	–	(0.34)	11.62	7.56	1,170,121	0.50		0.57		2.80		329
Year ended 08/31/19	10.54	0.39	0.62	1.01	(0.35)	–	(0.06)	(0.41)	11.14	9.84	892,952	0.49		0.59		3.66		250
Year ended 08/31/18	11.03	0.35	(0.48)	(0.13)	(0.35)	–	(0.01)	(0.36)	10.54	(1.17)	932,839	0.49		0.57		3.21		383
Year ended 08/31/17	11.06	0.30	0.03	0.33	(0.34)	(0.02)	–	(0.36)	11.03	3.04	1,278,700	0.51		0.63		2.79		547
Year ended 08/31/16	10.64	0.28	0.51	0.79	(0.37)	–	–	(0.37)	11.06	7.59	282,260	0.58		0.67		2.65		518
Class R5
Six months ended 02/28/21	11.61	0.11	0.01	0.12	(0.13)	(0.36)	–	(0.49)	11.24	1.03	12,565	0.49	(d)	0.52	(d)	1.92	(d)	179
Year ended 08/31/20	11.12	0.31	0.52	0.83	(0.34)	–	–	(0.34)	11.61	7.65	11,555	0.50		0.54		2.80		329
Year ended 08/31/19	10.53	0.39	0.61	1.00	(0.35)	–	(0.06)	(0.41)	11.12	9.75	7,586	0.49		0.54		3.66		250
Year ended 08/31/18	11.03	0.34	(0.48)	(0.14)	(0.35)	–	(0.01)	(0.36)	10.53	(1.27)	5,660	0.49		0.50		3.21		383
Year ended 08/31/17	11.05	0.30	0.04	0.34	(0.34)	(0.02)	–	(0.36)	11.03	3.17	4,807	0.50		0.51		2.80		547
Year ended 08/31/16	10.63	0.28	0.51	0.79	(0.37)	–	–	(0.37)	11.05	7.60	90	0.58		0.60		2.65		518
Class R6
Six months ended 02/28/21	11.60	0.11	0.03	0.14	(0.14)	(0.36)	–	(0.50)	11.24	1.15	2,967,081	0.41	(d)	0.42	(d)	2.00	(d)	179
Year ended 08/31/20	11.12	0.32	0.51	0.83	(0.35)	–	–	(0.35)	11.60	7.62	2,746,570	0.45		0.45		2.85		329
Year ended 08/31/19	10.52	0.39	0.62	1.01	(0.35)	–	(0.06)	(0.41)	11.12	9.91	2,159,063	0.44		0.45		3.71		250
Year ended 08/31/18	11.02	0.35	(0.48)	(0.13)	(0.36)	–	(0.01)	(0.37)	10.52	(1.21)	2,120,867	0.43		0.44		3.27		383
Year ended 08/31/17	11.05	0.30	0.03	0.33	(0.34)	(0.02)	–	(0.36)	11.02	3.12	1,118,319	0.47		0.48		2.83		547
Year ended 08/31/16	10.63	0.30	0.50	0.80	(0.38)	–	–	(0.38)	11.05	7.71	1,147,393	0.48		0.50		2.75		518

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,418,025, $106,933, $25,238, $1,219,073, $12,075 and $2,855,680 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                     Invesco Core Plus Bond Fund

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Core Plus Bond Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income

29                     Invesco Core Plus Bond Fund

and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2)

30                     Invesco Core Plus Bond Fund

currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Call Options Purchased and Written – The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation

31                     Invesco Core Plus Bond Fund

(depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

O.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of February 28, 2021 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

P.

Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the

32                     Invesco Core Plus Bond Fund

Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on senior securities and borrowings.

Q.

LIBOR Risk – The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

R.

Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

S.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

T.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.450%
Next $500 million	0.425%
Next $1.5 billion	0.400%
Next $2.5 billion	0.375%
Over $5 billion	0.350%

For the six months ended February 28, 2021, the effective advisory fee rate incurred by the Fund was 0.39%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.75%, 1.50%, 1.00%, 0.50%, 0.50% and 0.50%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2021, the Adviser waived advisory fees of $297,679 and reimbursed class level expenses of $315,305, $23,830, $5,610, $271,104, $1,370 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of

33                     Invesco Core Plus Bond Fund

Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2021, IDI advised the Fund that IDI retained $99,824 in front-end sales commissions from the sale of Class A shares and $10,745 and $1,823 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,657,745,621	$-	$2,657,745,621
Asset-Backed Securities	-	1,174,603,792	-	1,174,603,792
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	798,995,210	-	798,995,210
U.S. Treasury Securities	-	652,173,884	-	652,173,884
Preferred Stocks	47,204,900	98,896,311	-	146,101,211
Agency Credit Risk Transfer Notes	-	57,341,112	-	57,341,112
Non-U.S. Dollar Denominated Bonds & Notes	-	28,795,007	-	28,795,007
Variable Rate Senior Loan Interests	-	-	17,320,034	17,320,034
Exchange-Traded Funds	5,686,000	-	-	5,686,000
Municipal Obligations	-	795,591	-	795,591
Common Stocks & Other Equity Interests	3,908	-	0	3,908
Money Market Funds	789,433,633	10,882,914	-	800,316,547
Options Purchased	14,493,965	-	-	14,493,965
Total Investments in Securities	856,822,406	5,480,229,442	17,320,034	6,354,371,882
Other Investments - Assets*
Investments Matured	-	43,809	-	43,809
Futures Contracts	9,161,329	-	-	9,161,329
Forward Foreign Currency Contracts	-	223,353	-	223,353
	9,161,329	267,162	-	9,428,491
Other Investments - Liabilities*
Futures Contracts	(5,333,834)	-	-	(5,333,834)
Options Written	(5,245,860)	-	-	(5,245,860)
	(10,579,694)	-	-	(10,579,694)
Total Other Investments	(1,418,365)	267,162	-	(1,151,203)
Total Investments	$855,404,041	$5,480,496,604	$17,320,034	$6,353,220,679

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

34                     Invesco Core Plus Bond Fund

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2021:

	Value
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts – Exchange-Traded(a)	$-	$-	$9,161,329	$9,161,329
Unrealized appreciation on forward foreign currency contracts outstanding	223,353	-	-	223,353
Options purchased, at value – Exchange-Traded(b)	-	14,493,965	-	14,493,965
Total Derivative Assets	223,353	14,493,965	9,161,329	23,878,647
Derivatives not subject to master netting agreements	-	(14,493,965)	(9,161,329)	(23,655,294)
Total Derivative Assets subject to master netting agreements	$223,353	$-	$-	$223,353

	Value
Derivative Liabilities	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts – Exchange-Traded(a)	$-	$-	$(5,333,834)	$(5,333,834)
Options written, at value – Exchange-Traded	-	(5,245,860)	-	(5,245,860)
Total Derivative Liabilities	-	(5,245,860)	(5,333,834)	(10,579,694)
Derivatives not subject to master netting agreements	-	5,245,860	5,333,834	10,579,694
Total Derivative Liabilities subject to master netting agreements	$-	$-	$-	$-

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2021.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Citibank N.A.	$ 1,279	$-	$ 1,279	$-	$-	$ 1,279
Goldman Sachs International	222,074	-	222,074	-	-	222,074
Total	$223,353	$-	$223,353	$-	$-	$223,353

Effect of Derivative Investments for the six months ended February 28, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$(2,415,614)	$-	$-	$(2,415,614)
Futures contracts	-	-	-	39,386,366	39,386,366
Options purchased(a)	-	-	10,953,281	-	10,953,281
Options written	-	-	(4,503,313)	-	(4,503,313)
Swap agreements	7,849,543	-	-	-	7,849,543

35                     Invesco Core Plus Bond Fund

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	$-	$1,189,482	$-	$-	$1,189,482
Futures contracts	-	-	-	3,720,623	3,720,623
Options purchased(a)	-	-	(4,645,114)	-	(4,645,114)
Options written	-	-	555,281	-	555,281
Swap agreements	3,738,710	-	-	-	3,738,710
Total	$11,588,253	$(1,226,132)	$2,360,135	$43,106,989	$55,829,245

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Equity Options Purchased	Index Options Purchased	Equity Options Written	Index Options Written	Swap Agreements
Average notional value	$75,013,339	$2,590,440,778	$55,273,667	$65,469,167	$107,441,333	$9,250,000	$124,871,225
Average Contracts	-	-	10,040	177	18,924	25	-

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,301.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2020.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2021 was $6,690,164 and $6,525,069,136, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $3,375,558,803 and $3,351,928,915, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$159,708,181
Aggregate unrealized (depreciation) of investments	(72,281,215)
Net unrealized appreciation of investments	$87,426,966

Cost of investments for tax purposes is $6,265,793,713.

36                     Invesco Core Plus Bond Fund

NOTE 10–Share Information

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	18,503,507	$213,106,069	37,369,655	$417,843,835
Class C	1,215,177	14,010,985	4,749,600	52,950,366
Class R	570,846	6,572,355	956,731	10,677,983
Class Y	23,676,285	273,161,142	62,962,649	704,046,893
Class R5	200,424	2,297,379	586,321	6,610,442
Class R6	29,519,129	339,693,898	82,170,076	937,842,847

Issued as reinvestment of dividends:
Class A	4,604,691	52,629,962	2,639,088	29,580,883
Class C	317,116	3,620,203	152,425	1,707,372
Class R	88,000	1,004,951	44,615	500,050
Class Y	3,290,612	37,646,156	1,882,112	21,116,361
Class R5	45,054	514,667	25,638	287,231
Class R6	10,552,546	120,535,920	6,003,372	67,247,139

Automatic conversion of Class C shares to Class A shares:
Class A	684,864	7,823,780	647,755	7,423,853
Class C	(685,423)	(7,823,780)	(648,230)	(7,423,853)

Reacquired:
Class A	(12,599,434)	(145,301,343)	(20,130,549)	(223,383,354)
Class C	(1,156,117)	(13,294,893)	(2,829,674)	(31,312,322)
Class R	(339,888)	(3,898,990)	(585,134)	(6,530,616)
Class Y	(18,673,725)	(214,816,258)	(44,324,077)	(491,849,946)
Class R5	(123,460)	(1,413,908)	(298,357)	(3,290,355)
Class R6	(12,790,762)	(147,185,414)	(45,614,367)	(505,471,547)
Net increase in share activity	46,899,442	$538,882,881	85,759,649	$988,573,262

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 11% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

37                     Invesco Core Plus Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,009.90	$3.69	$1,021.12	$3.71	0.74%
Class C	1,000.00	1,005.20	7.41	1,017.41	7.45	1.49
Class R	1,000.00	1,007.70	4.93	1,019.89	4.96	0.99
Class Y	1,000.00	1,011.10	2.44	1,022.36	2.46	0.49
Class R5	1,000.00	1,010.30	2.44	1,022.36	2.46	0.49
Class R6	1,000.00	1,011.50	2.04	1,022.76	2.06	0.41

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

38                     Invesco Core Plus Bond Fund

Distribution Information

The following table sets forth on a per share basis the distribution that was paid in October 2020. Included in the table is a written statement of the sources of the distribution on a GAAP basis.

		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
10/31/2020	Class A	$0.0180	$0.0000	$0.0021	$0.0201
10/31/2020	Class C	$0.0107	$0.0000	$0.0021	$0.0128
10/31/2020	Class R	$0.0156	$0.0000	$0.0021	$0.0177
10/31/2020	Class Y	$0.0204	$0.0000	$0.0021	$0.0225
10/31/2020	Class R5	$0.0204	$0.0000	$0.0021	$0.0225
10/31/2020	Class R6	$0.0211	$0.0000	$0.0021	$0.0232

Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. Form 1099-DIV for the calendar year will report distributions for U.S. federal income tax purposes. This notice is sent to comply with certain U.S. Securities and Exchange Commission requirements.

39                     Invesco Core Plus Bond Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	CPB-SAR-1

Semiannual Report to Shareholders	February 28, 2021
Invesco Discovery Fund
Nasdaq:
A: OPOCX ∎ C: ODICX ∎ R: ODINX ∎ Y: ODIYX ∎ R5: DIGGX ∎ R6: ODIIX

2	Fund Performance
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/20 to 2/28/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	29.48%
Class C Shares	29.01
Class R Shares	29.32
Class Y Shares	29.65
Class R5 Shares	29.68
Class R6 Shares	29.75
S&P 500 Index▼	9.74
Russell 2000 Growth Index▼	37.33
Russell 2000 Index▼	41.69

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder ”to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Discovery Fund

Average Annual Total Returns
As of 2/28/21, including maximum applicable sales charges

Class A Shares
Inception (9/11/86)	11.77%
10 Years	15.59
5 Years	24.91
1 Year	55.63

Class C Shares
Inception (10/2/95)	9.63%
10 Years	15.54
5 Years	25.38
1 Year	62.47

Class R Shares
Inception (3/1/01)	10.16%
10 Years	15.93
5 Years	26.00
1 Year	64.25

Class Y Shares
Inception (6/1/94)	10.79%
10 Years	16.56
5 Years	26.63
1 Year	65.09

Class R5 Shares
10 Years	16.32%
5 Years	26.49
1 Year	65.28

Class R6 Shares
Inception (1/27/12)	18.70%
5 Years	26.85
1 Year	65.36

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Discovery Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Discovery Fund. The Fund was subsequently renamed the Invesco Discovery Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Discovery Fund

Schedule of Investments(a)

February 28, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.09%
Agricultural & Farm Machinery–0.09%
Hydrofarm Holdings Group, Inc.(b)	65,100	$4,132,548

Alternative Carriers–0.98%
Bandwidth, Inc., Class A(b)	274,829	43,521,920

Apparel Retail–0.31%
MYT Netherlands Parent B.V., ADR (Germany)(b)	482,294	13,933,474

Application Software–9.80%
Avalara, Inc.(b)	416,563	65,375,397
Bill.com Holdings, Inc.(b)	186,788	30,821,888
Cerence, Inc.(b)	230,109	25,592,723
Duck Creek Technologies, Inc.(b)	116,024	5,487,935
Everbridge, Inc.(b)	125,081	19,166,162
Five9, Inc.(b)	349,702	64,778,799
Lightspeed POS, Inc. (Canada)(b)	428,090	29,289,918
Manhattan Associates, Inc.(b)	550,595	67,695,655
Paylocity Holding Corp.(b)	210,100	40,169,019
Q2 Holdings, Inc.(b)	349,331	42,576,462
Sprout Social, Inc., Class A(b)	570,077	38,748,134
Viant Technology, Inc., Class A(b)	108,870	5,398,863
		435,100,955

Asset Management & Custody Banks–2.41%
Artisan Partners Asset Management, Inc., Class A	421,649	20,028,327
Cohen & Steers, Inc.	311,997	20,086,367
Hamilton Lane, Inc., Class A	642,420	57,432,348
StepStone Group, Inc., Class A(b)	263,955	9,505,020
		107,052,062

Auto Parts & Equipment–2.60%
Dana, Inc.	709,121	16,884,171
Fox Factory Holding Corp.(b)	330,705	42,049,141
Visteon Corp.(b)	444,883	56,575,771
		115,509,083

Automotive Retail–1.57%
Lithia Motors, Inc., Class A	186,697	69,815,343

Biotechnology–7.06%
Acceleron Pharma, Inc.(b)	272,395	37,089,303
Amicus Therapeutics, Inc.(b)	917,452	11,266,311
Apellis Pharmaceuticals, Inc.(b)	438,646	21,129,578
CareDx, Inc.(b)	651,284	51,503,539
Deciphera Pharmaceuticals, Inc.(b)	339,485	14,862,653
Halozyme Therapeutics, Inc.(b)	860,931	38,957,128
Insmed, Inc.(b)	276,769	9,900,027
TG Therapeutics, Inc.(b)	531,132	23,247,648
Turning Point Therapeutics, Inc.(b)	191,062	22,528,120
Ultragenyx Pharmaceutical, Inc.(b)	287,239	40,655,808
Veracyte, Inc.(b)	729,683	42,365,395
		313,505,510

	Shares	Value
Building Products–3.95%
Advanced Drainage Systems, Inc.	763,865	$84,040,427
AZEK Co., Inc. (The)(b)	585,551	25,828,655
Trex Co., Inc.(b)	715,592	65,576,851
		175,445,933

Cable & Satellite–0.87%
Cable One, Inc.	20,152	38,588,057

Casinos & Gaming–2.43%
Boyd Gaming Corp.	841,689	49,407,144
Churchill Downs, Inc.	254,306	58,650,593
		108,057,737

Commodity Chemicals–0.46%
Olin Corp.	660,499	20,435,839

Construction Machinery & Heavy Trucks–0.70%
Federal Signal Corp.	850,087	30,951,668

Data Processing & Outsourced Services–0.35%
Shift4 Payments, Inc., Class A(b)	201,545	15,418,192

Diversified Support Services–0.50%
Driven Brands Holdings, Inc.(b)	782,928	22,313,448

Electrical Components & Equipment–2.43%
Array Technologies, Inc.(b)	770,955	28,587,011
Generac Holdings, Inc.(b)	49,183	16,208,750
Regal Beloit Corp.	324,804	44,390,963
Shoals Technologies Group, Inc., Class A(b)	567,444	18,510,023
		107,696,747

Electronic Equipment & Instruments–0.78%
Novanta, Inc.(b)	260,164	34,427,502

Environmental & Facilities Services–0.83%
Casella Waste Systems, Inc., Class A(b)	634,063	36,724,929

Forest Products–1.00%
Louisiana-Pacific Corp.	928,439	44,202,981

Health Care Equipment–6.56%
Acutus Medical, Inc.(b)	325,050	6,748,038
Axonics Modulation Technologies, Inc.(b)	637,821	32,088,775
CryoPort, Inc.(b)	558,103	33,173,642
Eargo, Inc.(b)	60,703	3,545,662
Globus Medical, Inc., Class A(b)	318,190	19,886,875
iRhythm Technologies, Inc.(b)	143,078	23,021,250
Masimo Corp.(b)	295,458	74,080,185
Penumbra, Inc.(b)	155,651	44,271,814
Tandem Diabetes Care, Inc.(b)	569,695	54,685,023
		291,501,264

Health Care Facilities–0.49%
Surgery Partners, Inc.(b)	547,000	21,590,090

Health Care Services–2.49%
1Life Healthcare, Inc.(b)	752,592	35,755,646

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Discovery Fund

	Shares	Value
Health Care Services–(continued)
Amedisys, Inc.(b)	228,592	$57,980,075
Signify Health, Inc., Class A(b)	515,538	17,023,065
		110,758,786

Health Care Supplies–1.07%
Quidel Corp.(b)	148,998	24,474,411
Silk Road Medical, Inc.(b)	423,935	23,218,920
		47,693,331

Health Care Technology–3.03%
Inspire Medical Systems, Inc.(b)	425,068	98,951,579
Phreesia, Inc.(b)	578,107	35,409,054
		134,360,633

Homebuilding–1.32%
TopBuild Corp.(b)	307,035	58,462,534

Hypermarkets & Super Centers–0.73%
BJ’s Wholesale Club Holdings, Inc.(b)	802,099	32,228,338

Industrial Machinery–6.40%
Altra Industrial Motion Corp.	510,916	29,592,255
Chart Industries, Inc.(b)	422,857	60,506,608
Colfax Corp.(b)	483,712	21,452,627
ITT, Inc.	725,299	60,185,311
Kornit Digital Ltd. (Israel)(b)	741,318	83,865,306
SPX Corp.(b)	514,568	28,604,835
		284,206,942

Interactive Home Entertainment–1.14%
Zynga, Inc., Class A(b)	4,534,325	50,557,724

Internet & Direct Marketing Retail–1.32%
Magnite, Inc.(b)	447,210	21,855,153
Poshmark, Inc., Class A(b)	152,250	8,839,635
Stamps.com, Inc.(b)	153,140	27,860,760
		58,555,548

Investment Banking & Brokerage–1.56%
Evercore, Inc., Class A	182,668	21,878,146
LPL Financial Holdings, Inc.	361,754	47,585,121
		69,463,267

IT Consulting & Other Services–1.88%
Globant S.A. (Argentina)(b)	230,214	49,431,550
LiveRamp Holdings, Inc.(b)	537,003	33,917,110
		83,348,660

Leisure Products–0.87%
YETI Holdings, Inc.(b)	564,972	38,853,124

Life Sciences Tools & Services–6.92%
Bio–Techne Corp.	123,852	44,796,030
Medpace Holdings, Inc.(b)	383,876	62,352,979
NeoGenomics, Inc.(b)	938,270	47,823,622
PRA Health Sciences, Inc.(b)	185,289	27,313,451
Quanterix Corp.(b)	224,112	16,976,484
Repligen Corp.(b)	483,284	102,644,689
Seer, Inc.(b)	116,120	5,600,467
		307,507,722

Multi–Sector Holdings–0.53%
ArcLight Clean Transition Corp., Class A(b)	595,772	12,386,100

	Shares	Value
Multi-Sector Holdings–(continued)
Star Peak Energy Transition Corp., Class A(b)	320,502	$10,954,758
		23,340,858

Packaged Foods & Meats–2.22%
Freshpet, Inc.(b)	632,703	98,625,744

Property & Casualty Insurance–0.74%
Kinsale Capital Group, Inc.	187,102	32,941,178

Real Estate Services–0.29%
Redfin Corp.(b)	169,629	12,847,700

Regional Banks–1.02%
Pinnacle Financial Partners, Inc.	339,714	27,574,585
Silvergate Capital Corp., Class A(b)	139,603	17,807,759
		45,382,344

Restaurants–1.62%
Texas Roadhouse, Inc.	334,248	30,376,458
Wingstop, Inc.	305,279	41,563,736
		71,940,194

Semiconductor Equipment–3.12%
Entegris, Inc.	512,319	53,901,082
FormFactor, Inc.(b)	908,792	41,231,893
MKS Instruments, Inc.	263,511	43,452,964
		138,585,939

Semiconductors–5.64%
Ambarella, Inc.(b)	240,004	26,998,050
Lattice Semiconductor Corp.(b)	2,207,671	106,233,129
MACOM Technology Solutions Holdings, Inc.(b)	874,280	56,259,918
Monolithic Power Systems, Inc.	67,596	25,316,054
Power Integrations, Inc.	405,463	35,830,765
		250,637,916

Specialty Chemicals–0.95%
Danimer Scientific, Inc.(b)	307,305	11,717,540
Element Solutions, Inc.	1,692,064	30,541,755
		42,259,295

Specialty Stores–0.18%
Petco Health & Wellness Co., Inc.(b)	390,120	7,775,092

Systems Software–3.52%
CyberArk Software Ltd.(b)	296,011	43,463,295
SailPoint Technologies Holding, Inc.(b)	778,801	43,908,800
Varonis Systems, Inc.(b)	376,631	69,126,854
		156,498,949

Trading Companies & Distributors–2.20%
Herc Holdings, Inc.(b)	585,791	51,409,018
SiteOne Landscape Supply, Inc.(b)	292,741	46,402,376
		97,811,394

Trucking–1.16%
Saia, Inc.(b)	257,781	51,692,824
Total Common Stocks & Other Equity Interests (Cost $2,609,303,018)		4,356,261,318

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Discovery Fund

	Shares	Value
Money Market Funds–2.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	33,940,446	$33,940,446
Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(c)(d)	23,923,751	23,933,320
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	38,789,082	38,789,082
Total Money Market Funds (Cost $96,662,434)		96,662,848
TOTAL INVESTMENTS IN SECURITIES–100.27% (Cost $2,705,965,452)		4,452,924,166
OTHER ASSETS LESS LIABILITIES–(0.27)%		(11,874,088)
NET ASSETS–100.00%		$4,441,050,078

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$38,389,157	$183,680,375	$(188,129,086)	$-	$-	$33,940,446	$1,840
Invesco Liquid Assets Portfolio, Institutional Class	20,785,324	131,200,270	(128,051,045)	(15)	(1,214)	23,933,320	3,118
Invesco Treasury Portfolio, Institutional Class	43,873,322	209,920,430	(215,004,670)	-	-	38,789,082	1,064
Total	$103,047,803	$524,801,075	$(531,184,801)	$(15)	$(1,214)	$96,662,848	$6,022

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2021

Health Care	27.63%
Information Technology	25.08
Industrials	18.26
Consumer Discretionary	12.22
Financials	6.26
Communication Services	2.99
Consumer Staples	2.95
Materials	2.41
Real Estate	0.29
Money Market Funds Plus Other Assets Less Liabilities	1.91

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Discovery Fund

Statement of Assets and Liabilities

February 28, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $ 2,609,303,018)	$4,356,261,318
Investments in affiliated money market funds, at value (Cost $ 96,662,434)	96,662,848
Cash	708,918
Receivable for:
Investments sold	23,211,436
Fund shares sold	6,027,662
Dividends	590,649
Investment for trustee deferred compensation and retirement plans	160,148
Other assets	76,307
Total assets	4,483,699,286

Liabilities:
Payable for:
Investments purchased	34,905,835
Fund shares reacquired	5,136,003
Accrued fees to affiliates	1,934,057
Accrued trustees’ and officers’ fees and benefits	38,432
Accrued other operating expenses	412,858
Trustee deferred compensation and retirement plans	222,023
Total liabilities	42,649,208
Net assets applicable to shares outstanding	$4,441,050,078

Net assets consist of:
Shares of beneficial interest	$2,326,252,788
Distributable earnings	2,114,797,290
$4,441,050,078

Net Assets:
Class A	$2,074,550,584
Class C	$61,901,891
Class R	$64,714,228
Class Y	$1,666,715,405
Class R5	$15,470,169
Class R6	$557,697,801

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	17,651,868
Class C	893,609
Class R	619,486
Class Y	11,950,014
Class R5	130,714
Class R6	3,895,644
Class A:
Net asset value per share	$117.53
Maximum offering price per share (Net asset value of $117.53 ÷ 94.50%)	$124.37
Class C:
Net asset value and offering price per share	$69.27
Class R:
Net asset value and offering price per share	$104.46
Class Y:
Net asset value and offering price per share	$139.47
Class R5:
Net asset value and offering price per share	$118.35
Class R6:
Net asset value and offering price per share	$143.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Discovery Fund

Statement of Operations

For the six months ended February 28, 2021

(Unaudited)

Investment income:
Dividends	$5,183,076
Dividends from affiliated money market funds	6,022
Total investment income	5,189,098

Expenses:
Advisory fees	11,489,447
Administrative services fees	281,163
Custodian fees	8,202
Distribution fees:
Class A	2,160,170
Class C	352,325
Class R	146,963
Transfer agent fees – A, C, R and Y	2,689,036
Transfer agent fees – R5	7,277
Transfer agent fees – R6	25,193
Trustees’ and officers’ fees and benefits	24,968
Registration and filing fees	89,890
Reports to shareholders	108,104
Professional services fees	28,028
Other	20,553
Total expenses	17,431,319
Less: Fees waived and/or expense offset arrangement(s)	(27,621)
Net expenses	17,403,698
Net investment income (loss)	(12,214,600)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains from securities sold to affiliates of $ 41,751,785)	440,945,067
Affiliated investment securities	(1,214)
440,943,853
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	577,894,618
Affiliated investment securities	(15)
577,894,603
Net realized and unrealized gain	1,018,838,456
Net increase in net assets resulting from operations	$1,006,623,856

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Discovery Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	February 28, 2021	August 31, 2020
Operations:
Net investment income (loss)	$(12,214,600)	$(16,776,906)
Net realized gain	440,943,853	372,753,244
Change in net unrealized appreciation	577,894,603	377,346,043
Net increase in net assets resulting from operations	1,006,623,856	733,322,381

Distributions to shareholders from distributable earnings:
Class A	(197,210,023)	(86,045,860)
Class C	(12,946,210)	(6,641,253)
Class R	(6,999,670)	(3,469,514)
Class Y	(130,395,316)	(48,063,048)
Class R5	(1,378,872)	(859,621)
Class R6	(41,357,180)	(12,807,773)
Total distributions from distributable earnings	(390,287,271)	(157,887,069)

Share transactions–net:
Class A	136,467,416	(54,010,974)
Class C	(18,200,975)	(13,122,878)
Class R	2,510,345	(8,387,487)
Class Y	115,101,926	215,035,001
Class R5	(2,152,622)	12,372,018
Class R6	143,901,326	3,702,674
Net increase in net assets resulting from share transactions	377,627,416	155,588,354
Net increase in net assets	993,964,001	731,023,666

Net assets:
Beginning of period	3,447,086,077	2,716,062,411
End of period	$4,441,050,078	$3,447,086,077

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Discovery Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 02/28/21	$101.13	$(0.41)		$29.12	$28.71	$(12.31)	$117.53	29.49	%(e)	$2,074,551	1.01	%(e)(f)	1.01	%(e)(f)	(0.74	)%(e)(f)	30%
Year ended 08/31/20	84.02	(0.59)		22.93	22.34	(5.23)	101.13	28.07	(e)	1,656,602	1.05	(e)	1.05	(e)	(0.71	)(e)	76
Eleven months ended 08/31/19	94.78	(0.50)		1.69	1.19	(11.95)	84.02	4.57		1,432,064	1.08	(g)	1.08	(g)	(0.70	)(g)	83
Year ended 09/30/18	81.76	(0.65)		23.33	22.68	(9.66)	94.78	30.77		1,442,859	1.07		1.07		(0.76)		91
Year ended 09/30/17	71.38	(0.53)		13.84	13.31	(2.93)	81.76	19.44	(h)	1,208,643	1.10		1.11		(0.72)		107
Year ended 09/30/16	71.30	(0.51)		5.23	4.72	(4.64)	71.38	6.81	(h)	1,202,463	1.11		1.11		(0.76)		89
Year ended 09/30/15	72.35	(0.49	)(i)	6.45	5.96	(7.01)	71.30	8.43		1,244,242	1.10		1.10		(0.66	)(i)	88
Class C
Six months ended 02/28/21	64.09	(0.51)		18.00	17.49	(12.31)	69.27	29.01		61,902	1.78	(f)	1.78	(f)	(1.51	)(f)	30
Year ended 08/31/20	55.50	(0.79)		14.61	13.82	(5.23)	64.09	27.08		74,315	1.82		1.82		(1.48)		76
Eleven months ended 08/31/19	67.90	(0.70)		0.25	(0.45)	(11.95)	55.50	3.84		78,075	1.84	(g)	1.84	(g)	(1.47	)(g)	83
Year ended 09/30/18	61.61	(0.94)		16.89	15.95	(9.66)	67.90	29.78		159,027	1.83		1.83		(1.52)		91
Year ended 09/30/17	54.91	(0.83)		10.46	9.63	(2.93)	61.61	18.52	(h)	139,622	1.86		1.86		(1.48)		107
Year ended 09/30/16	56.27	(0.79)		4.07	3.28	(4.64)	54.91	6.02	(h)	141,939	1.87		1.87		(1.52)		89
Year ended 09/30/15	58.89	(0.84	)(i)	5.23	4.39	(7.01)	56.27	7.62		156,114	1.86		1.86		(1.41	)(i)	88
Class R
Six months ended 02/28/21	91.16	(0.49)		26.10	25.61	(12.31)	104.46	29.32		64,714	1.28	(f)	1.28	(f)	(1.01	)(f)	30
Year ended 08/31/20	76.43	(0.74)		20.70	19.96	(5.23)	91.16	27.72		53,981	1.32		1.32		(0.98)		76
Eleven months ended 08/31/19	87.70	(0.62)		1.30	0.68	(11.95)	76.43	4.32		53,737	1.33	(g)	1.33	(g)	(0.96	)(g)	83
Year ended 09/30/18	76.52	(0.81)		21.65	20.84	(9.66)	87.70	30.43		54,734	1.33		1.33		(1.02)		91
Year ended 09/30/17	67.17	(0.68)		12.96	12.28	(2.93)	76.52	19.11	(h)	48,470	1.37		1.37		(0.98)		107
Year ended 09/30/16	67.52	(0.65)		4.94	4.29	(4.64)	67.17	6.56	(h)	51,465	1.37		1.37		(1.02)		89
Year ended 09/30/15	69.02	(0.65	)(i)	6.16	5.51	(7.01)	67.52	8.13		52,500	1.36		1.36		(0.91	)(i)	88
Class Y
Six months ended 02/28/21	117.95	(0.33)		34.16	33.83	(12.31)	139.47	29.65		1,666,715	0.78	(f)	0.78	(f)	(0.51	)(f)	30
Year ended 08/31/20	96.93	(0.46)		26.71	26.25	(5.23)	117.95	28.37		1,316,860	0.82		0.82		(0.48)		76
Eleven months ended 08/31/19	106.92	(0.38)		2.34	1.96	(11.95)	96.93	4.80		882,530	0.84	(g)	0.84	(g)	(0.47	)(g)	83
Year ended 09/30/18	90.84	(0.51)		26.25	25.74	(9.66)	106.92	31.07		791,784	0.84		0.84		(0.53)		91
Year ended 09/30/17	78.81	(0.39)		15.35	14.96	(2.93)	90.84	19.70	(h)	518,827	0.87		0.87		(0.48)		107
Year ended 09/30/16	78.08	(0.39)		5.76	5.37	(4.64)	78.81	7.08	(h)	433,404	0.87		0.87		(0.52)		89
Year ended 09/30/15	78.42	(0.35	)(i)	7.02	6.67	(7.01)	78.08	8.69		454,040	0.86		0.86		(0.42	)(i)	88
Class R5
Six months ended 02/28/21	101.62	(0.25)		29.29	29.04	(12.31)	118.35	29.68		15,470	0.72	(f)	0.72	(f)	(0.45	)(f)	30
Year ended 08/31/20	84.11	(0.27)		23.01	22.74	(5.23)	101.62	28.54		15,413	0.68		0.68		(0.34)		76
Period ended 08/31/19(j)	77.56	(0.08)		6.63	6.55	-	84.11	8.44		11	0.71	(g)	0.71	(g)	(0.34	)(g)	83
Class R6
Six months ended 02/28/21	120.70	(0.24)		35.01	34.77	(12.31)	143.16	29.75		557,698	0.63	(f)	0.63	(f)	(0.36	)(f)	30
Year ended 08/31/20	98.92	(0.30)		27.31	27.01	(5.23)	120.70	28.58		329,915	0.65		0.65		(0.31)		76
Eleven months ended 08/31/19	108.66	(0.25)		2.46	2.21	(11.95)	98.92	4.96		269,645	0.67	(g)	0.67	(g)	(0.30	)(g)	83
Year ended 09/30/18	92.03	(0.35)		26.64	26.29	(9.66)	108.66	31.29		254,704	0.67		0.67		(0.36)		91
Year ended 09/30/17	79.66	(0.25)		15.55	15.30	(2.93)	92.03	19.92	(h)	153,563	0.68		0.68		(0.30)		107
Year ended 09/30/16	78.73	(0.24)		5.81	5.57	(4.64)	79.66	7.28	(h)	91,907	0.68		0.68		(0.33)		89
Year ended 09/30/15	78.88	(0.19	)(i)	7.05	6.86	(7.01)	78.73	8.88		76,083	0.67		0.67		(0.23	)(i)	88

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the eleven months ended August 31, 2019 and years ended September 30, 2018, 2017, 2016 and 2015, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23% for the six months ended February 28, 2021 and year ended August 31, 2020.

(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,854,039, $71,049, $59,272, $1,436,279, $14,674 and $460,602 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Annualized.
(h)	The return does not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
(i)	Net investment loss per share and the net investment loss ratio include $0.10 and 0.13%, respectively, resulting from a special dividend from HSN, Inc. in February 2015.
(j)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Discovery Fund

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Discovery Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

11	Invesco Discovery Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $700 million	0.600%
Next $3.5 billion	0.580%
Over $5 billion	0.550%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended February 28, 2021, the effective advisory fee rate incurred by the Fund was 0.59%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.

12	Invesco Discovery Fund

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.08%, 1.84%, 1.33%, 0.84%, 0.73% and 0.68%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective June 1, 2021 through at least June 30, 2021, the Adviser has agreed to limit expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2021, the Adviser waived advisory fees of $21,401.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2021, IDI advised the Fund that IDI retained $39,018 in front-end sales commissions from the sale of Class A shares and $0 and $512 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2021, the Fund engaged in securities purchases of $5,574,682 and securities sales of $43,772,190, which resulted in net realized gains of $41,751,785.

13	Invesco Discovery Fund

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,220.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2020.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2021 was $1,140,633,279 and $1,189,618,742, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,765,902,272
Aggregate unrealized (depreciation) of investments	(27,203,933)
Net unrealized appreciation of investments	$1,738,698,339

Cost of investments for tax purposes is $2,714,225,827.

NOTE 10–Share Information

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:

Class A	584,607	$64,533,404	1,156,066	$96,841,619
Class C	53,800	3,641,564	155,930	8,276,894
Class R	51,402	5,099,651	93,387	7,063,270
Class Y	2,684,064	349,393,153	5,517,525	543,575,040
Class R5(b)	19,456	2,171,486	186,090	15,172,671
Class R6	1,339,216	166,624,806	842,005	85,237,915

Issued as reinvestment of dividends:

Class A	1,764,924	190,029,402	1,020,906	83,453,886
Class C	200,359	12,734,807	125,765	6,549,888
Class R	72,892	6,980,172	46,861	3,459,278
Class Y	967,828	123,610,929	485,374	46,193,043
Class R5(b)	12,709	1,377,285	10,485	858,946
Class R6	306,916	40,224,371	125,718	12,231,140

14	Invesco Discovery Fund

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Automatic conversion of Class C shares to Class A shares:

Class A	218,114	$24,415,232	97,760	$8,348,142
Class C	(367,624)	(24,415,232)	(151,798)	(8,348,142)

Reacquired:

Class A	(1,296,564)	(142,510,622)	(2,937,700)	(242,654,621)
Class C	(152,395)	(10,162,114)	(377,214)	(19,601,518)
Class R	(96,958)	(9,569,478)	(251,162)	(18,910,035)
Class Y	(2,866,894)	(357,902,156)	(3,942,230)	(374,733,082)
Class R5(b)	(53,117)	(5,701,393)	(45,044)	(3,659,599)
Class R6	(483,768)	(62,947,851)	(960,330)	(93,766,381)
Net increase in share activity	2,958,967	$377,627,416	1,198,394	$155,588,354

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date after the close of business on May 24, 2019.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

15	Invesco Discovery Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,294.90	$5.75	$1,019.79	$5.06	1.01%
Class C	1,000.00	1,290.10	10.11	1,015.97	8.90	1.78
Class R	1,000.00	1,293.20	7.28	1,018.45	6.41	1.28
Class Y	1,000.00	1,296.50	4.44	1,020.93	3.91	0.78
Class R5	1,000.00	1,296.80	4.10	1,021.22	3.61	0.72
Class R6	1,000.00	1,297.50	3.59	1,021.67	3.16	0.63

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16	Invesco Discovery Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents. With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	O-DIS-SAR-1

Semiannual Report to Shareholders	February 28, 2021

Invesco Equally-Weighted S&P 500 Fund
Nasdaq:
A: VADAX ∎ C: VADCX ∎ R: VADRX ∎ Y: VADDX ∎ R6: VADFX

2	Fund Performance
4	Schedule of Investments
13	Financial Statements
16	Financial Highlights
17	Notes to Financial Statements
23	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/20 to 2/28/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	21.00%
Class C Shares	20.62
Class R Shares	20.84
Class Y Shares	21.13
Class R6 Shares	21.20
S&P 500 Index▼ (Broad Market Index)	9.74
S&P 500 Equal Weight Index▼ (Style-Specific Index)	21.48
Lipper Multi-Cap Core Funds Index∎ (Peer Group Index)	15.12

Source(s): ▼RIMES Technologies Corp.; ∎ Lipper Inc.

The S&P500® Index is an unmanaged index considered representative of the US stock market.

  The S&P500® Equal Weight Index is the equally weighted version of the S&P500® Index, which is considered representative of the US stock market.

  The Lipper Multi-Cap Core Funds Index is an unmanaged index considered representative of multicap core funds tracked by Lipper.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Equally-Weighted S&P 500 Fund

Average Annual Total Returns
As of 2/28/21, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	8.98%
10 Years	11.29
5 Years	13.29
1 Year	24.95

Class C Shares
Inception (7/28/97)	8.97%
10 Years	11.27
5 Years	13.76
1 Year	30.27

Class R Shares
Inception (3/31/08)	10.53%
10 Years	11.64
5 Years	14.29
1 Year	31.89

Class Y Shares
Inception (7/28/97)	9.51%
10 Years	12.20
5 Years	14.86
1 Year	32.54

Class R6 Shares
10 Years	12.26%
5 Years	15.00
1 Year	32.72

Returns above include the effect of the Adviser pay-in for an economic loss as a result of a delay in rebalancing to the index that occurred on April 24, 2020. Had the pay-in not been made, average annual total returns for 1 Year, 5 Years, 10 Years and Inception (if applicable) were estimated at 30.51%, 14.58%, 11.78% and 9.18% for Class A shares; 29.50%, 13.45%, 11.13% and 8.96% for Class C shares; 30.17%, 13.99%, 11.49% and 10.42% for Class R shares; 30.85%, 14.57%, 12.20% and 9.51% for Class Y shares; and 31.03%, 14.71% and 12.20% for Class R6 shares, respectively.

Effective June 1, 2010, Class A, Class C, Class R, Class W and Class I shares of the predecessor fund, Morgan Stanley Equally-Weighted S&P 500 Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class C, Class R, Class A and Class Y shares, respectively, of Invesco Equally-Weighted S&P 500 Fund. Returns shown above, prior to June 1, 2010, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C and Class R and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Equally-Weighted S&P 500 Fund

Schedule of Investments(a)

February 28, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.19%
Advertising–0.39%
Interpublic Group of Cos., Inc. (The)	507,432	$13,254,124
Omnicom Group, Inc.	187,920	12,915,741
		26,169,865

Aerospace & Defense–1.97%
Boeing Co. (The)(b)	52,697	11,172,291
General Dynamics Corp.	80,207	13,111,438
Howmet Aerospace, Inc.(b)	459,242	12,909,293
Huntington Ingalls Industries, Inc.	68,304	12,015,357
L3Harris Technologies, Inc.	64,159	11,671,164
Lockheed Martin Corp.	33,556	11,081,869
Northrop Grumman Corp.	40,382	11,777,814
Raytheon Technologies Corp.	166,521	11,987,847
Teledyne Technologies, Inc.(b)	31,322	11,620,462
Textron, Inc.	254,834	12,828,343
TransDigm Group, Inc.(b)	20,169	11,630,857
		131,806,735

Agricultural & Farm Machinery–0.25%
Deere & Co.	47,455	16,567,490

Agricultural Products–0.21%
Archer-Daniels-Midland Co.	243,681	13,787,471
Air Freight & Logistics–0.69%
C.H. Robinson Worldwide, Inc.	130,275	11,835,484
Expeditors International of Washington, Inc.	134,133	12,318,775
FedEx Corp.	41,931	10,671,439
United Parcel Service, Inc., Class B	72,077	11,375,913
		46,201,611

Airlines–1.10%
Alaska Air Group, Inc.(b)	243,339	15,821,902
American Airlines Group, Inc.(b)	711,893	14,907,039
Delta Air Lines, Inc.(b)	290,794	13,940,664
Southwest Airlines Co.	264,554	15,378,524
United Airlines Holdings, Inc.(b)	250,988	13,222,048
		73,270,177

Alternative Carriers–0.22%
Lumen Technologies, Inc.	1,191,146	14,639,184

Apparel Retail–0.84%
Gap, Inc. (The)	582,147	14,524,568
L Brands, Inc.(b)	306,974	16,779,199
Ross Stores, Inc.	107,585	12,548,714
TJX Cos., Inc. (The)	183,738	12,124,871
		55,977,352

Apparel, Accessories & Luxury Goods–1.29%
Hanesbrands, Inc.	869,468	15,380,889
PVH Corp.	128,673	12,862,153
Ralph Lauren Corp.	119,772	14,022,906
Tapestry, Inc.	413,835	17,439,007
Under Armour, Inc., Class A(b)	370,674	8,114,054

	Shares	Value
Apparel, Accessories & Luxury Goods–(continued)
Under Armour, Inc., Class C(b)	382,337	$6,958,533
VF Corp.	140,062	11,083,106
		85,860,648

Application Software–1.85%
Adobe, Inc.(b)	25,504	11,723,424
ANSYS, Inc.(b)	36,212	12,347,930
Autodesk, Inc.(b)	43,398	11,977,848
Cadence Design Systems, Inc.(b)	102,411	14,449,168
Citrix Systems, Inc.	92,903	12,409,983
Intuit, Inc.	33,316	12,997,904
Paycom Software, Inc.(b)	28,634	10,715,988
salesforce.com, inc.(b)	54,571	11,814,621
Synopsys, Inc.(b)	51,346	12,590,553
Tyler Technologies, Inc.(b)	26,924	12,477,120
		123,504,539

Asset Management & Custody Banks–1.57%
Ameriprise Financial, Inc.	63,303	14,005,156
Bank of New York Mellon Corp. (The)	301,634	12,716,889
BlackRock, Inc.	17,459	12,125,275
Franklin Resources, Inc.	498,881	13,055,716
Invesco Ltd. (Acquired 12/21/2018-09/18/2020; Cost $0)(c)(d)	679,607	15,236,789
Northern Trust Corp.	134,714	12,815,343
State Street Corp.	166,727	12,132,724
T. Rowe Price Group, Inc.	80,122	12,990,981
		105,078,873

Auto Parts & Equipment–0.45%
Aptiv PLC(b)	99,294	14,878,213
BorgWarner, Inc.	332,359	14,956,155
		29,834,368

Automobile Manufacturers–0.66%
Ford Motor Co.(b)	1,345,652	15,744,129
General Motors Co.(b)(e)	289,546	14,862,396
Tesla, Inc.(b)	19,898	13,441,099
		44,047,624

Automotive Retail–0.78%
Advance Auto Parts, Inc.	76,987	12,344,865
AutoZone, Inc.(b)	10,506	12,186,119
CarMax, Inc.(b)	129,221	15,443,202
O’Reilly Automotive, Inc.(b)	27,096	12,120,854
		52,095,040

Biotechnology–1.50%
AbbVie, Inc.	114,141	12,297,551
Alexion Pharmaceuticals, Inc.(b)	100,328	15,325,102
Amgen, Inc.	53,376	12,005,330
Biogen, Inc.(b)	50,274	13,718,769
Gilead Sciences, Inc.	199,766	12,265,632
Incyte Corp.(b)	149,296	11,743,623
Regeneron Pharmaceuticals, Inc.(b)	25,299	11,398,971

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Biotechnology–(continued)
Vertex Pharmaceuticals, Inc.(b)	54,145	$11,508,520
		100,263,498

Brewers–0.17%
Molson Coors Beverage Co., Class B	256,612	11,406,403

Broadcasting–0.86%
Discovery, Inc., Class A(b)	155,287	8,234,870
Discovery, Inc., Class C(b)	300,051	13,502,295
Fox Corp., Class A	286,198	9,533,255
Fox Corp., Class B	130,447	4,165,173
ViacomCBS, Inc., Class B	340,948	21,987,736
		57,423,329

Building Products–1.33%
A.O. Smith Corp.	215,361	12,785,983
Allegion PLC	110,766	12,049,125
Carrier Global Corp.	326,635	11,931,977
Fortune Brands Home & Security, Inc.	145,834	12,124,639
Johnson Controls International PLC	266,471	14,866,417
Masco Corp.	223,326	11,885,410
Trane Technologies PLC	86,735	13,291,271
		88,934,822

Cable & Satellite–0.52%
Charter Communications, Inc., Class A(b)	18,623	11,423,721
Comcast Corp., Class A	238,322	12,564,336
DISH Network Corp., Class A(b)	337,067	10,620,981
		34,609,038

Casinos & Gaming–0.64%
Las Vegas Sands Corp.	213,881	13,388,951
MGM Resorts International	402,179	15,198,344
Wynn Resorts Ltd.(b)	109,369	14,407,178
		42,994,473

Commodity Chemicals–0.41%
Dow, Inc.	224,773	13,331,287
LyondellBasell Industries N.V., Class A	137,150	14,138,793
		27,470,080

Communications Equipment–0.95%
Arista Networks, Inc.(b)	43,764	12,246,918
Cisco Systems, Inc.	273,866	12,288,367
F5 Networks, Inc.(b)	70,408	13,376,112
Juniper Networks, Inc.	553,730	12,890,834
Motorola Solutions, Inc.	72,077	12,648,072
		63,450,303

Computer & Electronics Retail–0.18%
Best Buy Co., Inc.	120,653	12,107,529

Construction & Engineering–0.21%
Quanta Services, Inc.	168,416	14,121,682

Construction Machinery & Heavy Trucks–0.80%
Caterpillar, Inc.	67,699	14,614,860
Cummins, Inc.	55,509	14,054,879
PACCAR, Inc.	142,028	12,923,128
Wabtec Corp.	162,161	11,745,321
		53,338,188

	Shares	Value
Construction Materials–0.45%
Martin Marietta Materials, Inc.	45,425	$15,302,320
Vulcan Materials Co.	87,397	14,594,425
		29,896,745

Consumer Electronics–0.19%
Garmin Ltd.	102,049	12,656,117

Consumer Finance–0.86%
American Express Co.	100,954	13,655,038
Capital One Financial Corp.	131,689	15,827,701
Discover Financial Services	145,432	13,680,788
Synchrony Financial	376,132	14,548,786
		57,712,313

Copper–0.25%
Freeport-McMoRan, Inc.(b)	493,205	16,724,582

Data Processing & Outsourced Services–2.23%
Automatic Data Processing, Inc.	69,946	12,172,003
Broadridge Financial Solutions, Inc.	82,217	11,715,100
Fidelity National Information Services, Inc.	82,111	11,331,318
Fiserv, Inc.(b)	105,711	12,195,878
FleetCor Technologies, Inc.(b)	44,350	12,298,699
Global Payments, Inc.	63,197	12,512,374
Jack Henry & Associates, Inc.	77,896	11,562,882
Mastercard, Inc., Class A	37,070	13,117,220
Paychex, Inc.	132,191	12,038,634
PayPal Holdings, Inc.(b)	56,702	14,734,015
Visa, Inc., Class A	58,852	12,499,576
Western Union Co. (The)	548,476	12,735,613
		148,913,312

Distillers & Vintners–0.36%
Brown-Forman Corp., Class B	158,933	11,376,424
Constellation Brands, Inc., Class A	59,125	12,661,028
		24,037,452

Distributors–0.57%
Genuine Parts Co.	125,054	13,174,439
LKQ Corp.(b)	331,090	13,041,635
Pool Corp.	35,932	12,028,956
		38,245,030

Diversified Banks–1.07%
Bank of America Corp.	424,843	14,746,300
Citigroup, Inc.	205,969	13,569,238
JPMorgan Chase & Co.	101,520	14,940,698
U.S. Bancorp	264,785	13,239,250
Wells Fargo & Co.	417,392	15,097,069
		71,592,555

Diversified Chemicals–0.19%
Eastman Chemical Co.	118,417	12,938,241

Diversified Support Services–0.34%
Cintas Corp.	34,767	11,276,329
Copart, Inc.(b)	103,759	11,326,332
		22,602,661

Drug Retail–0.21%
Walgreens Boots Alliance, Inc.	292,265	14,008,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Electric Utilities–2.56%
Alliant Energy Corp.	234,750	$10,836,060
American Electric Power Co., Inc.	146,662	10,977,651
Duke Energy Corp.	132,595	11,348,806
Edison International	193,276	10,434,971
Entergy Corp.	118,094	10,251,740
Evergy, Inc.	220,166	11,807,503
Eversource Energy	141,482	11,244,989
Exelon Corp.	294,677	11,374,532
FirstEnergy Corp.	399,532	13,240,490
NextEra Energy, Inc.(e)	164,468	12,085,109
NRG Energy, Inc.	365,816	13,355,942
Pinnacle West Capital Corp.	152,255	10,647,192
PPL Corp.	432,257	11,320,811
Southern Co. (The)	200,890	11,394,481
Xcel Energy, Inc.	186,735	10,940,804
		171,261,081

Electrical Components & Equipment–0.75%
AMETEK, Inc.	102,532	12,095,700
Eaton Corp. PLC	104,998	13,669,690
Emerson Electric Co.	147,267	12,650,235
Rockwell Automation, Inc.	49,196	11,968,403
		50,384,028

Electronic Components–0.37%
Amphenol Corp., Class A	92,647	11,643,875
Corning, Inc.	340,566	13,023,244
		24,667,119

Electronic Equipment & Instruments–1.06%
FLIR Systems, Inc.	290,030	15,487,602
Keysight Technologies, Inc.(b)	96,102	13,600,355
Trimble, Inc.(b)	177,888	13,188,616
Vontier Corp.(b)	389,281	12,223,424
Zebra Technologies Corp., Class A(b)	32,147	16,055,176
		70,555,173

Electronic Manufacturing Services–0.40%
IPG Photonics Corp.(b)	58,067	13,201,532
TE Connectivity Ltd.	102,792	13,366,044
		26,567,576

Environmental & Facilities Services–0.51%
Republic Services, Inc.	127,793	11,385,079
Rollins, Inc.	331,000	10,979,270
Waste Management, Inc.	105,170	11,662,301
		34,026,650

Fertilizers & Agricultural Chemicals–0.82%
CF Industries Holdings, Inc.	308,300	13,959,824
Corteva, Inc.	316,170	14,275,075
FMC Corp.	104,249	10,601,081
Mosaic Co. (The)(e)	546,009	16,052,665
		54,888,645

Financial Exchanges & Data–1.53%
Cboe Global Markets, Inc.	141,186	13,971,767
CME Group, Inc., Class A	67,331	13,446,001
Intercontinental Exchange, Inc.	111,540	12,303,977
MarketAxess Holdings, Inc.	22,162	12,320,742
Moody’s Corp.	44,195	12,148,764

	Shares	Value
Financial Exchanges & Data–(continued)
MSCI, Inc.	28,935	$11,994,136
Nasdaq, Inc.	96,584	13,356,601
S&P Global, Inc.	37,367	12,307,195
		101,849,183

Food Distributors–0.19%
Sysco Corp.	159,960	12,737,615

Food Retail–0.19%
Kroger Co. (The)	387,293	12,474,708

Footwear–0.18%
NIKE, Inc., Class B	88,332	11,905,387

Gas Utilities–0.16%
Atmos Energy Corp.	122,517	10,366,163

General Merchandise Stores–0.53%
Dollar General Corp.	58,747	11,102,596
Dollar Tree, Inc.(b)	113,916	11,186,551
Target Corp.	70,687	12,966,823
		35,255,970

Gold–0.17%
Newmont Corp.	206,179	11,212,014

Health Care Distributors–0.70%
AmerisourceBergen Corp.	123,779	12,528,911
Cardinal Health, Inc.	223,614	11,520,593
Henry Schein, Inc.(b)	173,520	10,732,212
McKesson Corp.	69,493	11,780,453
		46,562,169

Health Care Equipment–3.43%
Abbott Laboratories	113,416	13,584,968
ABIOMED, Inc.(b)	46,963	15,241,842
Baxter International, Inc.	152,984	11,885,327
Becton, Dickinson and Co.	50,013	12,060,635
Boston Scientific Corp.(b)	361,243	14,009,004
Danaher Corp.	54,247	11,916,438
DexCom, Inc.(b)	34,907	13,885,306
Edwards Lifesciences Corp.(b)	144,188	11,982,023
Hologic, Inc.(b)	163,317	11,773,522
IDEXX Laboratories, Inc.(b)	26,604	13,838,603
Intuitive Surgical, Inc.(b)	15,970	11,766,696
Medtronic PLC	108,006	12,633,462
ResMed, Inc.	59,344	11,440,336
STERIS PLC	65,179	11,393,289
Stryker Corp.	52,272	12,685,892
Teleflex, Inc.	31,656	12,602,887
Varian Medical Systems, Inc.(b)	69,525	12,185,647
Zimmer Biomet Holdings, Inc.	85,670	13,969,350
		228,855,227

Health Care Facilities–0.37%
HCA Healthcare, Inc.	77,031	13,251,643
Universal Health Services, Inc., Class B	91,709	11,493,889
		24,745,532

Health Care REITs–0.57%
Healthpeak Properties, Inc.	413,835	12,038,460
Ventas, Inc.	247,457	13,090,475

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Health Care REITs–(continued)
Welltower, Inc.	188,914	$12,827,261
		37,956,196

Health Care Services–0.91%
Cigna Corp.	57,978	12,169,582
CVS Health Corp.	169,569	11,552,736
DaVita, Inc.(b)	112,054	11,444,075
Laboratory Corp. of America Holdings(b)	59,452	14,263,130
Quest Diagnostics, Inc.	99,441	11,494,385
		60,923,908

Health Care Supplies–0.79%
Align Technology, Inc.(b)	23,936	13,574,345
Cooper Cos., Inc. (The)	35,787	13,818,434
DENTSPLY SIRONA, Inc.	229,187	12,162,954
West Pharmaceutical Services, Inc.	45,979	12,904,007
		52,459,740

Health Care Technology–0.17%
Cerner Corp.	162,901	11,262,975

Home Furnishings–0.43%
Leggett & Platt, Inc.	294,821	12,756,905
Mohawk Industries, Inc.(b)	90,076	15,762,399
		28,519,304

Home Improvement Retail–0.36%
Home Depot, Inc. (The)	45,880	11,852,639
Lowe’s Cos., Inc.	76,909	12,286,213
		24,138,852

Homebuilding–0.80%
D.R. Horton, Inc.	173,620	13,346,169
Lennar Corp., Class A	166,819	13,840,973
NVR, Inc.(b)	3,031	13,642,046
PulteGroup, Inc.	286,606	12,928,797
		53,757,985

Hotel & Resort REITs–0.21%
Host Hotels & Resorts, Inc.	836,511	13,877,717

Hotels, Resorts & Cruise Lines–1.08%
Carnival Corp.(b)	569,314	15,229,150
Hilton Worldwide Holdings, Inc.(b)	115,884	14,332,533
Marriott International, Inc., Class A(b)	94,450	13,985,212
Norwegian Cruise Line Holdings Ltd.(b)	457,856	13,534,223
Royal Caribbean Cruises Ltd.	158,746	14,806,239
		71,887,357

Household Appliances–0.19%
Whirlpool Corp.	65,991	12,543,569

Household Products–0.83%
Church & Dwight Co., Inc.	141,383	11,133,911
Clorox Co. (The)	60,168	10,893,416
Colgate-Palmolive Co.	143,337	10,778,942
Kimberly-Clark Corp.	89,248	11,453,196
Procter & Gamble Co. (The)	88,914	10,983,547
		55,243,012

Housewares & Specialties–0.21%
Newell Brands, Inc.	591,798	13,711,960

	Shares	Value
Human Resource & Employment Services–0.22%
Robert Half International, Inc.	189,062	$14,707,133

Hypermarkets & Super Centers–0.32%
Costco Wholesale Corp.	32,358	10,710,498
Walmart, Inc.	82,569	10,727,364
		21,437,862

Independent Power Producers & Energy Traders–0.23%
AES Corp. (The)	573,890	15,242,518

Industrial Conglomerates–0.72%
3M Co.	69,749	12,210,260
General Electric Co.	1,087,614	13,638,680
Honeywell International, Inc.	56,552	11,443,297
Roper Technologies, Inc.	28,868	10,901,134
		48,193,371

Industrial Gases–0.35%
Air Products and Chemicals, Inc.	45,398	11,604,637
Linde PLC (United Kingdom)	48,667	11,887,888
		23,492,525

Industrial Machinery–2.23%
Dover Corp.	100,006	12,326,740
Flowserve Corp.	327,252	12,108,324
Fortive Corp.	177,064	11,654,352
IDEX Corp.	62,912	12,278,535
Illinois Tool Works, Inc.	59,627	12,055,387
Ingersoll Rand, Inc.(b)	273,866	12,690,950
Otis Worldwide Corp.	190,456	12,133,952
Parker-Hannifin Corp.	44,188	12,680,188
Pentair PLC	235,868	13,192,097
Snap-on, Inc.	67,141	13,637,009
Stanley Black & Decker, Inc.	69,279	12,112,740
Xylem, Inc.	123,251	12,270,870
		149,141,144

Industrial REITs–0.37%
Duke Realty Corp.	316,582	12,425,843
Prologis, Inc.	124,656	12,349,670
		24,775,513

Insurance Brokers–0.76%
Aon PLC, Class A	59,466	13,541,003
Arthur J. Gallagher & Co.	101,198	12,123,520
Marsh & McLennan Cos., Inc.	105,143	12,114,576
Willis Towers Watson PLC	59,382	13,102,045
		50,881,144

Integrated Oil & Gas–0.65%
Chevron Corp.	131,290	13,129,000
Exxon Mobil Corp.	277,118	15,066,906
Occidental Petroleum Corp.	581,033	15,461,288
		43,657,194

Integrated Telecommunication Services–0.33%
AT&T, Inc.	391,415	10,916,564
Verizon Communications, Inc.	201,123	11,122,102
		22,038,666

Interactive Home Entertainment–0.56%
Activision Blizzard, Inc.	145,049	13,868,135

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Interactive Home Entertainment–(continued)
Electronic Arts, Inc.	89,379	$11,974,105
Take-Two Interactive Software, Inc.(b)	63,812	11,770,761
		37,613,001

Interactive Media & Services–0.65%
Alphabet, Inc., Class A(b)	3,452	6,979,633
Alphabet, Inc., Class C(b)	3,373	6,870,329
Facebook, Inc., Class A(b)	44,371	11,430,857
Twitter, Inc.(b)	235,960	18,183,078
		43,463,897

Internet & Direct Marketing Retail–1.06%
Amazon.com, Inc.(b)	3,894	12,043,869
Booking Holdings, Inc.(b)	5,809	13,526,315
eBay, Inc.	247,054	13,938,787
Etsy, Inc.(b)	71,390	15,725,075
Expedia Group, Inc.	98,665	15,885,065
		71,119,111

Internet Services & Infrastructure–0.33%
Akamai Technologies, Inc.(b)	117,239	11,079,086
VeriSign, Inc.(b)	57,801	11,215,128
		22,294,214

Investment Banking & Brokerage–0.92%
Charles Schwab Corp. (The)	245,554	15,155,593
Goldman Sachs Group, Inc. (The)	50,576	16,158,021
Morgan Stanley	191,689	14,735,133
Raymond James Financial, Inc.	131,446	15,345,006
		61,393,753

IT Consulting & Other Services–0.93%
Accenture PLC, Class A	49,374	12,387,937
Cognizant Technology Solutions Corp.,
Class A	154,601	11,360,081
DXC Technology Co.	507,220	12,792,088
Gartner, Inc.(b)	78,424	14,041,033
International Business Machines Corp.	97,672	11,616,131
		62,197,270

Leisure Products–0.19%
Hasbro, Inc.	136,379	12,780,076

Life & Health Insurance–1.42%
Aflac, Inc.	270,690	12,963,344
Globe Life, Inc.	129,538	12,098,849
Lincoln National Corp.	236,465	13,447,765
MetLife, Inc.	257,210	14,815,296
Principal Financial Group, Inc.	248,878	14,081,517
Prudential Financial, Inc.	154,464	13,395,118
Unum Group	521,606	13,812,127
		94,614,016

Life Sciences Tools & Services–1.53%
Agilent Technologies, Inc.	102,445	12,505,461
Bio-Rad Laboratories, Inc., Class A(b)	21,397	12,506,546
Illumina, Inc.(b)	35,489	15,594,221
IQVIA Holdings, Inc.(b)	72,330	13,944,501
Mettler-Toledo International, Inc.(b)	10,601	11,831,246
PerkinElmer, Inc.	83,095	10,477,449
Thermo Fisher Scientific, Inc.	25,748	11,588,660

	Shares	Value
Life Sciences Tools & Services–(continued)
Waters Corp.(b)	50,504	$13,832,036
		102,280,120

Managed Health Care–0.71%
Anthem, Inc.	38,978	11,817,740
Centene Corp.(b)	199,930	11,703,902
Humana, Inc.	31,032	11,781,299
UnitedHealth Group, Inc.	36,009	11,962,910
		47,265,851

Metal & Glass Containers–0.17%
Ball Corp.	131,105	11,195,056

Movies & Entertainment–0.62%
Live Nation Entertainment, Inc.(b)	171,123	15,205,990
Netflix, Inc.(b)	24,120	12,997,062
Walt Disney Co. (The)(b)	69,074	13,057,749
		41,260,801

Multi-line Insurance–0.57%
American International Group, Inc.	312,910	13,752,394
Assurant, Inc.	91,799	11,311,473
Hartford Financial Services Group, Inc. (The)	262,495	13,305,872
		38,369,739

Multi-Sector Holdings–0.19%
Berkshire Hathaway, Inc., Class B(b)	53,614	12,894,703

Multi-Utilities–1.66%
Ameren Corp.	156,677	11,009,693
CenterPoint Energy, Inc.	558,058	10,848,647
CMS Energy Corp.	204,408	11,060,517
Consolidated Edison, Inc.	165,907	10,891,795
Dominion Energy, Inc.	162,031	11,069,958
DTE Energy Co.	97,047	11,424,373
NiSource, Inc.	530,265	11,453,724
Public Service Enterprise Group, Inc.	214,904	11,568,282
Sempra Energy	94,826	10,997,919
WEC Energy Group, Inc.	131,589	10,611,337
		110,936,245

Office REITs–0.76%
Alexandria Real Estate Equities, Inc.	70,331	11,231,158
Boston Properties, Inc.	121,402	12,034,580
SL Green Realty Corp.	198,702	13,724,347
Vornado Realty Trust	312,829	13,432,877
		50,422,962

Oil & Gas Equipment & Services–0.81%
Baker Hughes Co., Class A	535,411	13,106,861
Halliburton Co.	612,091	13,361,947
NOV, Inc.	847,610	12,798,911
Schlumberger Ltd.	529,109	14,767,432
		54,035,151

Oil & Gas Exploration & Production–2.08%
APA Corp.	753,899	14,874,427
Cabot Oil & Gas Corp.	713,987	13,215,899
ConocoPhillips	279,157	14,518,956
Devon Energy Corp.	751,100	16,178,694
Diamondback Energy, Inc.	242,222	16,781,140

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Oil & Gas Exploration & Production–(continued)
EOG Resources, Inc.	226,451	$14,619,677
Hess Corp.	214,334	14,045,307
Marathon Oil Corp.	1,719,232	19,083,475
Pioneer Natural Resources Co.	105,025	15,603,564
		138,921,139

Oil & Gas Refining & Marketing–0.94%
HollyFrontier Corp.	441,695	16,731,406
Marathon Petroleum Corp.	282,866	15,450,141
Phillips 66	174,619	14,502,108
Valero Energy Corp.	205,620	15,828,628
		62,512,283

Oil & Gas Storage & Transportation–0.56%
Kinder Morgan, Inc.	822,900	12,096,630
ONEOK, Inc.	291,984	12,931,971
Williams Cos., Inc. (The)	553,478	12,641,438
		37,670,039

Packaged Foods & Meats–2.11%
Campbell Soup Co.	257,101	11,692,953
Conagra Brands, Inc.	343,360	11,650,205
General Mills, Inc.	204,615	11,255,871
Hershey Co. (The)	81,401	11,856,056
Hormel Foods Corp.	257,156	11,924,324
JM Smucker Co. (The)	105,390	11,803,680
Kellogg Co.	195,423	11,277,861
Kraft Heinz Co. (The)	356,260	12,960,739
Lamb Weston Holdings, Inc.	157,062	12,528,836
McCormick & Co., Inc.	129,927	10,950,248
Mondelez International, Inc., Class A	211,459	11,241,160
Tyson Foods, Inc., Class A	175,173	11,853,957
		140,995,890

Paper Packaging–1.10%
Amcor PLC	1,060,995	11,607,285
Avery Dennison Corp.	80,913	14,176,767
International Paper Co.	249,594	12,392,342
Packaging Corp. of America	89,524	11,818,958
Sealed Air Corp.	271,114	11,359,677
Westrock Co.	278,837	12,154,505
		73,509,534

Personal Products–0.21%
Estee Lauder Cos., Inc. (The), Class A	49,390	14,118,625

Pharmaceuticals–1.61%
Bristol-Myers Squibb Co.	199,897	12,259,683
Catalent, Inc.(b)	127,457	14,493,136
Eli Lilly and Co.	75,842	15,539,267
Johnson & Johnson	79,357	12,574,910
Merck & Co., Inc.	146,308	10,624,887
Perrigo Co. PLC	253,875	10,246,395
Pfizer, Inc.	295,179	9,885,545
Viatris, Inc.(b)	699,987	10,394,807
Zoetis, Inc.	76,084	11,811,280
		107,829,910

Property & Casualty Insurance–1.35%
Allstate Corp. (The)	116,228	12,389,905
Chubb Ltd.	78,950	12,835,691

	Shares	Value
Property & Casualty Insurance–(continued)
Cincinnati Financial Corp.	151,400	$14,817,518
Loews Corp.	278,006	13,291,467
Progressive Corp. (The)	128,591	11,052,396
Travelers Cos., Inc. (The)	89,942	13,086,561
W.R. Berkley Corp.	187,340	12,988,282
		90,461,820

Publishing–0.24%
News Corp., Class A	515,381	12,085,684
News Corp., Class B	161,339	3,697,890
		15,783,574

Railroads–0.76%
CSX Corp.	134,222	12,288,024
Kansas City Southern	61,747	13,111,358
Norfolk Southern Corp.	51,595	13,005,036
Union Pacific Corp.	59,774	12,311,053
		50,715,471

Real Estate Services–0.21%
CBRE Group, Inc., Class A(b)	183,488	13,902,886

Regional Banks–3.00%
Citizens Financial Group, Inc.	343,166	14,907,131
Comerica, Inc.	230,362	15,687,652
Fifth Third Bancorp	443,956	15,400,834
First Republic Bank	93,634	15,426,202
Huntington Bancshares, Inc.	938,730	14,400,118
KeyCorp	766,274	15,432,758
M&T Bank Corp.	96,454	14,558,767
People’s United Financial, Inc.	932,241	16,724,404
PNC Financial Services Group, Inc. (The)	84,489	14,224,568
Regions Financial Corp.	781,067	16,113,412
SVB Financial Group(b)	34,689	17,530,433
Truist Financial Corp.	258,195	14,706,787
Zions Bancorporation N.A.	291,213	15,483,795
		200,596,861

Reinsurance–0.19%
Everest Re Group Ltd.	52,403	12,671,569

Research & Consulting Services–1.05%
Equifax, Inc.	64,514	10,443,526
IHS Markit Ltd.	135,875	12,250,490
Jacobs Engineering Group, Inc.	111,714	12,856,047
Leidos Holdings, Inc.	115,137	10,183,868
Nielsen Holdings PLC	635,486	14,241,241
Verisk Analytics, Inc.	62,569	10,251,931
		70,227,103

Residential REITs–0.99%
AvalonBay Communities, Inc.	74,758	13,138,718
Equity Residential	205,934	13,470,143
Essex Property Trust, Inc.	49,757	12,677,586
Mid-America Apartment Communities, Inc.	99,768	13,441,743
UDR, Inc.	318,242	13,102,023
		65,830,213

Restaurants–1.14%
Chipotle Mexican Grill, Inc.(b)	9,336	13,462,512
Darden Restaurants, Inc.	107,680	14,787,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Restaurants–(continued)
Domino’s Pizza, Inc.	31,660	$10,970,507
McDonald’s Corp.	58,422	12,043,111
Starbucks Corp.	117,842	12,730,471
Yum! Brands, Inc.	114,518	11,856,049
		75,850,344

Retail REITs–1.06%
Federal Realty Investment Trust	134,639	13,621,428
Kimco Realty Corp.	822,900	15,083,757
Realty Income Corp.	200,757	12,097,617
Regency Centers Corp.	257,811	14,122,886
Simon Property Group, Inc.	138,086	15,592,671
		70,518,359

Semiconductor Equipment–1.03%
Applied Materials, Inc.	137,460	16,246,398
Enphase Energy, Inc.(b)	59,789	10,526,451
KLA Corp.	47,113	14,662,979
Lam Research Corp.	24,685	14,001,085
Teradyne, Inc.	105,207	13,530,672
		68,967,585

Semiconductors–2.79%
Advanced Micro Devices, Inc.(b)	132,436	11,192,166
Analog Devices, Inc.	85,992	13,399,274
Broadcom, Inc.	29,909	14,053,342
Intel Corp.	244,073	14,834,757
Maxim Integrated Products, Inc.	144,137	13,429,244
Microchip Technology, Inc.	86,322	13,175,327
Micron Technology, Inc.(b)	172,093	15,751,672
Monolithic Power Systems, Inc.	33,773	12,648,664
NVIDIA Corp.	23,318	12,791,788
Qorvo, Inc.(b)	79,519	13,894,355
QUALCOMM, Inc.	84,126	11,457,120
Skyworks Solutions, Inc.	87,171	15,500,747
Texas Instruments, Inc.	75,573	13,018,961
Xilinx, Inc.	84,389	10,995,887
		186,143,304

Soft Drinks–0.51%
Coca-Cola Co. (The)	227,512	11,145,813
Monster Beverage Corp.(b)	137,898	12,099,170
PepsiCo, Inc.	83,726	10,816,562
		34,061,545

Specialized REITs–1.69%
American Tower Corp.	55,216	11,933,834
Crown Castle International Corp.	76,977	11,989,168
Digital Realty Trust, Inc.	93,174	12,553,333
Equinix, Inc.	17,620	11,423,751
Extra Space Storage, Inc.	109,943	13,819,835
Iron Mountain, Inc.	399,532	13,899,718
Public Storage	55,156	12,903,195
SBA Communications Corp., Class A	44,038	11,235,415
Weyerhaeuser Co.	379,305	12,847,060
		112,605,309

Specialty Chemicals–1.33%
Albemarle Corp.	87,542	13,762,478
Celanese Corp.	92,654	12,870,567
DuPont de Nemours, Inc.	182,797	12,854,285

	Shares	Value
Specialty Chemicals–(continued)
Ecolab, Inc.	54,860	$11,485,490
International Flavors & Fragrances, Inc.	109,310	14,812,598
PPG Industries, Inc.	84,921	11,449,049
Sherwin-Williams Co. (The)	16,890	11,490,943
		88,725,410

Specialty Stores–0.43%
Tractor Supply Co.	87,536	13,914,723
Ulta Beauty, Inc.(b)	45,735	14,741,762
		28,656,485

Steel–0.19%
Nucor Corp.	214,297	12,819,247

Systems Software–0.99%
Fortinet, Inc.(b)	94,560	15,966,456
Microsoft Corp.	56,915	13,225,908
NortonLifeLock, Inc.	619,590	12,088,201
Oracle Corp.	200,260	12,918,772
ServiceNow, Inc.(b)	22,587	12,049,261
		66,248,598

Technology Distributors–0.22%
CDW Corp.	92,867	14,569,904

Technology Hardware, Storage & Peripherals–1.47%
Apple, Inc.	99,156	12,023,657
Hewlett Packard Enterprise Co.	1,012,325	14,739,452
HP, Inc.	525,217	15,215,537
NetApp, Inc.	196,340	12,290,884
Seagate Technology PLC	187,427	13,725,279
Western Digital Corp.	237,576	16,281,083
Xerox Holdings Corp.	533,294	13,588,331
		97,864,223

Tobacco–0.36%
Altria Group, Inc.	282,274	12,307,146
Philip Morris International, Inc.	142,797	11,997,804
		24,304,950

Trading Companies & Distributors–0.56%
Fastenal Co.	246,652	11,437,253
United Rentals, Inc.(b)	50,414	14,992,116
W.W. Grainger, Inc.	30,079	11,210,744
		37,640,113

Trucking–0.39%
J.B. Hunt Transport Services, Inc.	87,391	12,835,116
Old Dominion Freight Line, Inc.	60,450	12,982,847
		25,817,963

Water Utilities–0.17%
American Water Works Co., Inc.	81,857	11,613,871

Wireless Telecommunication Services–0.17%
T-Mobile US, Inc.(b)	92,492	11,096,264
Total Common Stocks & Other Equity Interests (Cost $3,183,025,816)		6,489,837,833

Money Market Funds–2.76%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(f)	64,555,729	64,555,729

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(c)(f)	46,067,182	$46,085,609
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(f)	73,777,975	73,777,975
Total Money Market Funds (Cost $184,419,308)		184,419,313
TOTAL INVESTMENTS IN SECURITIES–99.95% (Cost $3,367,445,124)		6,674,257,146
OTHER ASSETS LESS LIABILITIES—0.05%		3,609,383
NET ASSETS–100.00%		$6,677,866,529

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2021	Dividend Income
Invesco Ltd.	$10,771,414	$351,890	$(6,987,411)	$12,868,737	$(1,767,841)	$15,236,789	$269,476
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	23,859,282	230,995,479	(190,299,032)	-	-	64,555,729	3,876
Invesco Liquid Assets Portfolio, Institutional Class	17,021,275	164,996,771	(135,927,880)	5	(4,562)	46,085,609	9,012
Invesco Treasury Portfolio, Institutional Class	27,267,751	263,994,833	(217,484,609)	-	-	73,777,975	2,383
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,203,085	58,818,451	(65,021,054)	-	(482)	-	904	*
Invesco Private Prime Fund	2,067,695	71,000,039	(73,069,160)	-	1,426	-	4,497	*
Total	$87,190,502	$790,157,463	$(688,789,146)	$12,868,742	$(1,771,459)	$199,656,102	$290,148

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	Restricted security. The value of this security at February 28, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

E-Mini S&P 500 Index	1,003	March-2021	$191,031,380	$(2,565,623)	$(2,565,623)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Equally-Weighted S&P 500 Fund

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2021

Information Technology	14.62%
Industrials	13.89
Financials	13.45
Consumer Discretionary	12.19
Health Care	11.72
Real Estate	5.84
Consumer Staples	5.67
Materials	5.44
Energy	5.04
Utilities	4.78
Communication Services	4.55
Money Market Funds Plus Other Assets Less Liabilities	2.81

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities

February 28, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $3,175,973,819)	$6,474,601,044
Investments in affiliates, at value (Cost $191,471,305)	199,656,102
Deposits with brokers:
Cash collateral – exchange-traded futures contracts	1,622,636
Receivable for:
Fund shares sold	5,646,971
Dividends	9,507,545
Investment for trustee deferred compensation and retirement plans	208,522
Other assets	326,526
Total assets	6,691,569,346

Liabilities:
Other investments:
Variation margin payable - futures contracts	2,563,587
Payable for:
Fund shares reacquired	6,732,923
Amount due custodian	420,828
Accrued fees to affiliates	2,779,283
Accrued trustees’ and officers’ fees and benefits	7,518
Accrued other operating expenses	877,040
Trustee deferred compensation and retirement plans	321,638
Total liabilities	13,702,817
Net assets applicable to shares outstanding	$6,677,866,529

Net assets consist of:
Shares of beneficial interest	$3,271,807,028
Distributable earnings	3,406,059,501
$6,677,866,529

Net Assets:
Class A	$2,525,238,283

Class C	$894,093,951

Class R	$123,469,321

Class Y	$2,301,287,330

Class R6	$833,777,644

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	35,776,439

Class C	13,302,680

Class R	1,759,721

Class Y	32,246,279

Class R6	11,667,082

Class A:
Net asset value per share	$70.58

Maximum offering price per share (Net asset value of $70.58 ÷ 94.50%)	$74.69

Class C:
Net asset value and offering price per share	$67.21

Class R:
Net asset value and offering price per share	$70.16

Class Y:
Net asset value and offering price per share	$71.37

Class R6:
Net asset value and offering price per share	$71.46

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Equally-Weighted S&P 500 Fund

Statement of Operations

For the six months ended February 28, 2021

(Unaudited)

Investment income:
Dividends	$58,588,415
Non-cash dividend income	11,260,006
Dividends from affiliates (includes securities lending income of $111,415)	396,162
Total investment income	70,244,583

Expenses:
Advisory fees	3,314,335
Administrative services fees	421,932
Custodian fees	54,680
Distribution fees:
Class A	2,870,914
Class C	3,854,305
Class R	314,963
Transfer agent fees – A, C, R and Y	3,233,200
Transfer agent fees – R6	23,155
Trustees’ and officers’ fees and benefits	72,227
Registration and filing fees	77,130
Licensing fees	577,071
Reports to shareholders	229,924
Professional services fees	44,256
Other	55,394
Total expenses	15,143,486
Less: Fees waived and/or expense offset arrangement(s)	(51,565)
Net expenses	15,091,921
Net investment income	55,152,662

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	291,120,775
Affiliated investment securities	(1,771,459)
Futures contracts	10,225,251
299,574,567
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	839,755,928
Affiliated investment securities	12,868,742
Futures contracts	(7,084,131)
845,540,539
Net realized and unrealized gain	1,145,115,106
Net increase in net assets resulting from operations	$1,200,267,768

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	February 28, 2021	August 31, 2020
Operations:

Net investment income	$55,152,662	$115,447,191

Net realized gain	299,574,567	185,711,214

Change in net unrealized appreciation (depreciation)	845,540,539	(11,816,522)

Net increase from payments by affiliates	–	100,850,807

Net increase in net assets resulting from operations	1,200,267,768	390,192,690

Distributions to shareholders from distributable earnings:
Class A	(141,712,092)	(105,740,435)

Class C	(50,356,611)	(43,612,463)

Class R	(7,807,554)	(5,998,484)

Class Y	(137,144,938)	(139,949,695)

Class R6	(50,006,979)	(48,380,186)

Total distributions from distributable earnings	(387,028,174)	(343,681,263)

Share transactions–net:
Class A	41,283,925	(96,688,100)

Class C	(100,780,633)	(214,494,266)

Class R	(20,381,756)	(10,353,423)

Class Y	(85,137,027)	(751,260,035)

Class R6	(6,479,452)	(319,331,527)

Net increase (decrease) in net assets resulting from share transactions	(171,494,943)	(1,392,127,351)

Net increase (decrease) in net assets	641,744,651	(1,345,615,924)

Net assets:
Beginning of period	6,036,121,878	7,381,737,802

End of period	$6,677,866,529	$6,036,121,878

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Equally-Weighted S&P 500 Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/21	$62.02	$0.57	$12.16	$12.73	$(0.99)	$(3.18)	$(4.17)	$70.58	21.00%		$2,525,238	0.53	%(d)	0.53	%(d)	1.72	%(d)	13%
Year ended 08/31/20	60.01	0.99	3.88	4.87	(1.03)	(1.83)	(2.86)	62.02	8.08	(e)	2,182,945	0.53		0.53		1.67		26
Year ended 08/31/19	64.04	0.92	(1.38)	(0.46)	(0.82)	(2.75)	(3.57)	60.01	(0.09)		2,235,827	0.52		0.52		1.55		22
Year ended 08/31/18	56.49	0.75	8.45	9.20	(0.81)	(0.84)	(1.65)	64.04	16.52		2,293,892	0.53		0.53		1.23		20
Year ended 08/31/17	50.91	0.74	5.54	6.28	(0.54)	(0.16)	(0.70)	56.49	12.41		2,103,146	0.53		0.53		1.37		24
Year ended 08/31/16	46.87	0.75	4.57	5.32	(0.66)	(0.62)	(1.28)	50.91	11.69		1,957,456	0.54		0.54		1.58		29
Class C
Six months ended 02/28/21	58.96	0.34	11.56	11.90	(0.47)	(3.18)	(3.65)	67.21	20.62	(f)	894,094	1.16	(d)(f)	1.16	(d)(f)	1.09	(d)(f)	13
Year ended 08/31/20	57.18	0.52	3.66	4.18	(0.57)	(1.83)	(2.40)	58.96	7.27	(e)	879,154	1.28		1.28		0.92		26
Year ended 08/31/19	61.18	0.46	(1.31)	(0.85)	(0.40)	(2.75)	(3.15)	57.18	(0.83)		1,083,024	1.27		1.27		0.80		22
Year ended 08/31/18	54.05	0.32	8.09	8.41	(0.44)	(0.84)	(1.28)	61.18	15.75	(f)	1,252,161	1.21	(f)	1.21	(f)	0.55	(f)	20
Year ended 08/31/17	48.82	0.32	5.30	5.62	(0.23)	(0.16)	(0.39)	54.05	11.56		1,126,361	1.28		1.28		0.62		24
Year ended 08/31/16	45.03	0.41	4.39	4.80	(0.39)	(0.62)	(1.01)	48.82	10.90	(f)	941,775	1.23	(f)	1.23	(f)	0.89	(f)	29
Class R
Six months ended 02/28/21	61.60	0.48	12.07	12.55	(0.81)	(3.18)	(3.99)	70.16	20.84		123,469	0.78	(d)	0.78	(d)	1.47	(d)	13
Year ended 08/31/20	59.63	0.83	3.84	4.67	(0.87)	(1.83)	(2.70)	61.60	7.80	(e)	127,559	0.78		0.78		1.42		26
Year ended 08/31/19	63.64	0.77	(1.36)	(0.59)	(0.67)	(2.75)	(3.42)	59.63	(0.33)		135,225	0.77		0.77		1.30		22
Year ended 08/31/18	56.15	0.59	8.42	9.01	(0.68)	(0.84)	(1.52)	63.64	16.25		137,036	0.78		0.78		0.98		20
Year ended 08/31/17	50.63	0.60	5.50	6.10	(0.42)	(0.16)	(0.58)	56.15	12.13		132,316	0.78		0.78		1.12		24
Year ended 08/31/16	46.65	0.63	4.54	5.17	(0.57)	(0.62)	(1.19)	50.63	11.38		111,116	0.79		0.79		1.33		29
Class Y
Six months ended 02/28/21	62.74	0.66	12.30	12.96	(1.15)	(3.18)	(4.33)	71.37	21.15		2,301,287	0.28	(d)	0.28	(d)	1.97	(d)	13
Year ended 08/31/20	60.67	1.15	3.93	5.08	(1.18)	(1.83)	(3.01)	62.74	8.35	(e)	2,106,008	0.28		0.28		1.92		26
Year ended 08/31/19	64.71	1.08	(1.40)	(0.32)	(0.97)	(2.75)	(3.72)	60.67	0.18		2,902,956	0.27		0.27		1.80		22
Year ended 08/31/18	57.06	0.91	8.53	9.44	(0.95)	(0.84)	(1.79)	64.71	16.80		3,444,820	0.28		0.28		1.48		20
Year ended 08/31/17	51.40	0.88	5.59	6.47	(0.65)	(0.16)	(0.81)	57.06	12.69		3,318,343	0.28		0.28		1.62		24
Year ended 08/31/16	47.30	0.88	4.61	5.49	(0.77)	(0.62)	(1.39)	51.40	11.97		2,116,654	0.29		0.29		1.83		29
Class R6
Six months ended 02/28/21	62.86	0.69	12.32	13.01	(1.23)	(3.18)	(4.41)	71.46	21.20		833,778	0.17	(d)	0.17	(d)	2.08	(d)	13
Year ended 08/31/20	60.78	1.22	3.94	5.16	(1.25)	(1.83)	(3.08)	62.86	8.47	(e)	740,456	0.16		0.16		2.04		26
Year ended 08/31/19	64.83	1.15	(1.40)	(0.25)	(1.05)	(2.75)	(3.80)	60.78	0.29		1,024,706	0.16		0.16		1.91		22
Year ended 08/31/18	57.15	0.98	8.56	9.54	(1.02)	(0.84)	(1.86)	64.83	16.96		1,000,614	0.16		0.16		1.60		20
Year ended 08/31/17	51.47	0.95	5.60	6.55	(0.71)	(0.16)	(0.87)	57.15	12.84		808,668	0.16		0.16		1.74		24
Year ended 08/31/16	47.37	0.97	4.58	5.55	(0.83)	(0.62)	(1.45)	51.47	12.08		681,025	0.16		0.16		1.96		29

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $2,315,764, $884,404, $127,029, $2,174,074 and $782,332 for Class A, Class C, Class R, Class Y and Class R6 shares, respectively.

(e)

Amount includes the effect of the Adviser pay-in for an economic loss as a result of a delay in rebalancing to the Index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been 6.49%, 5.61%, 6.21%, 6.78% and 6.90% for Class A, Class C, Class R, Class Y and Class R6 shares, respectively.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.88%, 0.93% and 0.94% for the six months ended February 28, 2021 and the years ended August 31, 2018 and 2016, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Equally-Weighted S&P 500 Fund

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Equally-Weighted S&P 500 Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

17	Invesco Equally-Weighted S&P 500 Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open,

18	Invesco Equally-Weighted S&P 500 Fund

changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.120%
Over $2 billion	0.100%

For the six months ended February 28, 2021, the effective advisory fee rate incurred by the Fund was 0.11%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2021, the Adviser waived advisory fees of $49,623.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class C shares and Class R shares to reimburse IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will reimburse annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly. For the six months ended February 28, 2021, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2021, IDI advised the Fund that IDI retained $190,194 in front-end sales commissions from the sale of Class A shares and $39,891 and $33,313 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders. Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

19	Invesco Equally-Weighted S&P 500 Fund

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,489,837,833	$–	$–	$6,489,837,833
Money Market Funds	184,419,313	–	–	184,419,313
Total Investments in Securities	6,674,257,146	–	–	6,674,257,146

Other Investments - Liabilities*
Futures Contracts	(2,565,623)	–	–	(2,565,623)
Total Investments	$6,671,691,523	$–	$–	$6,671,691,523

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2021:

Value
Equity
Derivative Liabilities	Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(2,565,623)

Derivatives not subject to master netting agreements	2,565,623

Total Derivative Liabilities subject to master netting agreements	$–

(a)	Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Futures contracts	$10,225,251
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(7,084,131)
Total	$3,141,120

The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts
Average notional value	$126,599,001

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,942.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be

20	Invesco Equally-Weighted S&P 500 Fund

invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2020.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended February 28, 2021 was $791,475,427 and $1,410,132,635, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$3,231,431,930

Aggregate unrealized (depreciation) of investments	(14,308,967)

Net unrealized appreciation of investments	$3,217,122,963

Cost of investments for tax purposes is $3,454,568,560.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2021(a)		August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	1,803,135	$119,682,878	5,414,815	$308,609,519

Class C	365,666	23,046,477	2,057,761	112,854,649

Class R	251,297	16,547,914	801,489	45,166,492

Class Y	2,666,919	179,426,059	8,279,721	482,266,167

Class R6	1,174,753	78,898,900	3,276,696	173,418,697

Issued as reinvestment of dividends:
Class A	1,911,320	126,089,770	1,495,729	93,303,553

Class C	732,292	46,061,167	661,131	39,423,256

Class R	118,900	7,801,024	96,523	5,991,150

Class Y	1,674,217	111,620,023	1,807,801	113,873,411

Class R6	737,007	49,187,886	753,856	47,538,155

Automatic conversion of Class C shares to Class A shares:
Class A	916,325	61,222,646	1,534,613	91,899,019

Class C	(962,442)	(61,222,646)	(1,611,869)	(91,899,019)

21	Invesco Equally-Weighted S&P 500 Fund

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2021(a)		August 31, 2020
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(4,050,717)	$(265,711,369)	(10,503,261)	$(590,500,191)

Class C	(1,743,628)	(108,665,631)	(5,135,932)	(274,873,152)

Class R	(681,377)	(44,730,694)	(1,094,994)	(61,511,065)

Class Y	(5,664,666)	(376,183,109)	(24,364,027)	(1,347,399,613)

Class R6	(2,024,442)	(134,566,238)	(9,111,198)	(540,288,379)

Net increase (decrease) in share activity	(2,775,441)	$(171,494,943)	(25,641,146)	$(1,392,127,351)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11—Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

22	Invesco Equally-Weighted S&P 500 Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,210.00	$2.90	$1,022.17	$2.66	0.53%
Class C	1,000.00	1,206.20	6.35	1,019.04	5.81	1.16
Class R	1,000.00	1,208.40	4.27	1,020.93	3.91	0.78
Class Y	1,000.00	1,211.50	1.54	1,023.41	1.40	0.28
Class R6	1,000.00	1,212.00	0.93	1,023.95	0.85	0.17

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

23	Invesco Equally-Weighted S&P 500 Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	MS-EWSP-SAR-1

Semiannual Report to Shareholders	February 28, 2021

Invesco Equity and Income Fund Nasdaq: A: ACEIX ∎ C: ACERX ∎ R: ACESX ∎ Y: ACETX ∎ R5: ACEKX ∎ R6: IEIFX

2	Fund Performance
4	Schedule of Investments
13	Financial Statements
16	Financial Highlights
17	Notes to Financial Statements
24	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/20 to 2/28/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	19.79%
Class C Shares	19.32
Class R Shares	19.62
Class Y Shares	19.82
Class R5 Shares	19.86
Class R6 Shares	20.03
Russell 1000 Value Index▼ (Broad Market Index)	19.15
Bloomberg Barclays U.S. Government/Credit Index▼ (Style-Specific Index)	-2.03
Lipper Mixed-Asset Target Allocation Growth Funds Index∎ (Peer Group Index)	11.06

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Bloomberg Barclays U.S. Government/Credit Index is a broad-based benchmark that includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.

  The Lipper Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Equity and Income Fund

Average Annual Total Returns
As of 2/28/21, including maximum applicable sales charges

Class A Shares
Inception (8/3/60)	10.02%
10 Years	7.82
5 Years	9.81
1 Year	18.48

Class C Shares
Inception (7/6/93)	9.12%
10 Years	7.80
5 Years	10.26
1 Year	23.46

Class R Shares
Inception (10/1/02)	8.10%
10 Years	8.17
5 Years	10.80
1 Year	24.98

Class Y Shares
Inception (12/22/04)	7.53%
10 Years	8.71
5 Years	11.35
1 Year	25.56

Class R5 Shares
Inception (6/1/10)	10.11%
10 Years	8.78
5 Years	11.42
1 Year	25.66

Class R6 Shares
10 Years	8.80%
5 Years	11.53
1 Year	25.90

Effective June 1, 2010, Class A, Class C, Class I and Class R shares of the predecessor fund, Van Kampen Equity and Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen Equity and Income Fund (renamed Invesco Equity and Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Equity and Income Fund

Schedule of Investments(a)

February 28, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–66.77%
Aerospace & Defense–3.54%
General Dynamics Corp.	1,048,927	$171,468,097
Raytheon Technologies Corp.	2,345,100	168,823,749
Textron, Inc.	2,106,329	106,032,602
		446,324,448
Apparel Retail–0.97%
TJX Cos., Inc. (The)	1,845,421	121,779,332
Automobile Manufacturers–2.57%
General Motors Co.(b)	6,308,399	323,810,121
Building Products–1.81%
Johnson Controls International PLC	3,583,076	199,899,810
Trane Technologies PLC	179,340	27,482,062
		227,381,872
Cable & Satellite–1.74%
Charter Communications, Inc., Class A(b)	174,438	107,003,758
Comcast Corp., Class A	2,122,075	111,875,794
		218,879,552
Commodity Chemicals–0.72%
Dow, Inc.	1,539,815	91,326,428
Construction & Engineering–0.68%
Quanta Services, Inc.	1,023,488	85,819,469
Consumer Finance–0.96%
American Express Co.	892,455	120,713,463
Data Processing & Outsourced Services–0.68%
Fiserv, Inc.(b)	745,553	86,014,450
Diversified Banks–4.28%
Bank of America Corp.	7,789,411	270,370,456
Wells Fargo & Co.	7,410,809	268,048,961
		538,419,417
Electric Utilities–1.70%
Duke Energy Corp.	720,461	61,664,257
Exelon Corp.	1,852,195	71,494,727
FirstEnergy Corp.	2,447,511	81,110,515
		214,269,499
Electrical Components & Equipment–0.51%
Emerson Electric Co.	741,460	63,691,414
Electronic Components–0.66%
Corning, Inc.	2,191,359	83,797,568
Electronic Manufacturing Services–0.74%
TE Connectivity Ltd.	712,716	92,674,461
Fertilizers & Agricultural Chemicals–2.25%
Corteva, Inc.	4,640,787	209,531,533
Nutrien Ltd. (Canada)	1,380,674	74,501,169
		284,032,702

	Shares	Value
Food Distributors–1.67%
Sysco Corp.	1,525,934	$121,510,124
US Foods Holding Corp.(b)	2,430,637	88,621,025
		210,131,149
Health Care Distributors–0.78%
McKesson Corp.	580,092	98,337,196
Health Care Equipment–1.79%
Medtronic PLC	1,222,386	142,982,490
Zimmer Biomet Holdings, Inc.	506,662	82,616,306
		225,598,796
Health Care Facilities–0.44%
Universal Health Services, Inc.,
Class B	439,528	55,086,044
Health Care Services–1.40%
Cigna Corp.	437,718	91,877,008
CVS Health Corp.	1,239,657	84,457,832
		176,334,840
Health Care Supplies–0.40%
Alcon, Inc. (Switzerland)	732,680	50,247,076
Home Improvement Retail–0.60%
Kingfisher PLC (United Kingdom)(b)	20,399,212	75,409,206
Human Resource & Employment Services–0.45%
Adecco Group AG (Switzerland)	905,882	56,828,667
Insurance Brokers–0.59%
Willis Towers Watson PLC	338,393	74,663,031
Integrated Oil & Gas–1.01%
Chevron Corp.	1,277,904	127,790,400
Internet & Direct Marketing Retail–1.11%
Booking Holdings, Inc.(b)	59,879	139,428,850
Investment Banking & Brokerage–4.23%
Charles Schwab Corp. (The)	1,795,662	110,828,259
Goldman Sachs Group, Inc. (The)	675,314	215,749,317
Morgan Stanley	2,681,960	206,162,265
		532,739,841
IT Consulting & Other Services–1.97%
Cognizant Technology Solutions Corp., Class A	3,371,667	247,750,091
Managed Health Care–0.94%
Anthem, Inc.	391,224	118,615,205
Movies & Entertainment–1.64%
Walt Disney Co. (The)(b)	1,092,105	206,451,529
Multi–line Insurance–1.59%
American International Group, Inc.	4,555,591	200,218,224

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Equity and Income Fund

	Shares	Value
Oil & Gas Exploration & Production–3.13%
Canadian Natural Resources Ltd. (Canada)	2,453,608	$66,921,840
ConocoPhillips	2,707,617	140,823,160
Devon Energy Corp.	4,059,858	87,449,342
Pioneer Natural Resources Co.	663,393	98,560,298
		393,754,640
Other Diversified Financial Services–0.73%
Voya Financial, Inc.	1,534,112	92,476,271
Pharmaceuticals–3.53%
Bristol–Myers Squibb Co.	2,278,415	139,735,192
GlaxoSmithKline PLC (United Kingdom)	3,997,736	66,309,349
Johnson & Johnson	445,357	70,571,270
Pfizer, Inc.	1,797,795	60,208,154
Sanofi (France)	1,172,836	107,357,266
		444,181,231
Railroads–1.51%
CSX Corp.	2,075,295	189,993,257
Real Estate Services–1.66%
CBRE Group, Inc., Class A(b)	2,767,854	209,720,298
Regional Banks–4.31%
Citizens Financial Group, Inc.	4,655,644	202,241,175
PNC Financial Services Group, Inc. (The)	975,318	164,204,538
Truist Financial Corp.	3,088,010	175,893,050
		542,338,763
Semiconductors–4.05%
Intel Corp.	3,092,743	187,976,920
Micron Technology, Inc.(b)	968,497	88,646,530
NXP Semiconductors N.V.
(Netherlands)	629,116	114,845,126
QUALCOMM, Inc.	872,144	118,777,291
		510,245,867
Systems Software–0.98%
Oracle Corp.	1,907,507	123,053,277
Tobacco–1.53%
Philip Morris International, Inc.	2,292,268	192,596,357
Wireless Telecommunication Services–0.92%
Vodafone Group PLC (United Kingdom)	67,893,265	115,436,579
Total Common Stocks & Other Equity Interests (Cost $5,676,873,049)		8,408,360,881

	Principal Amount
U.S. Dollar Denominated Bonds & Notes–20.99%
Aerospace & Defense–0.21%
General Dynamics Corp., 3.88%, 07/15/2021	$17,573,000	17,646,844
Precision Castparts Corp., 2.50%, 01/15/2023	4,150,000	4,296,285
Raytheon Technologies Corp., 4.45%, 11/16/2038	3,239,000	3,904,000
		25,847,129

	Principal Amount	Value
Agricultural & Farm Machinery–0.12%
Deere & Co., 2.60%, 06/08/2022	$14,645,000	$14,998,755
Agricultural Products–0.04%
Ingredion, Inc., 6.63%, 04/15/2037	3,940,000	5,389,359
Air Freight & Logistics–0.07%
FedEx Corp., 4.90%, 01/15/2034	4,310,000	5,374,409
United Parcel Service, Inc., 3.40%, 11/15/2046	2,608,000	2,835,753
		8,210,162
Airlines–0.13%
American Airlines Pass–Through Trust, Series 2014–1, Class A, 3.70%, 04/01/2028	3,060,270	3,019,747
Continental Airlines Pass–Through Trust, Series 2012–1, Class A, 4.15%, 04/11/2024	3,627,443	3,729,246
United Airlines Pass–Through Trust, Series 2014–2, Class A, 3.75%, 09/03/2026	3,917,240	4,069,458
Series 2018–1, Class AA, 3.50%, 03/01/2030	4,800,978	4,915,562
		15,734,013
Alternative Carriers–0.21%
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024	26,445,000	26,031,544
Application Software–0.74%
Nuance Communications, Inc., Conv., 1.00%, 12/15/2022(c)	14,513,000	27,537,109
1.25%, 04/01/2025	11,632,000	27,079,130
Workday, Inc., Conv., 0.25%, 10/01/2022	22,666,000	39,007,845
		93,624,084
Asset Management & Custody Banks–0.12%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(d)	4,260,000	4,700,644
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	4,515,000	4,971,318
Carlyle Holdings Finance LLC, 3.88%, 02/01/2023(d)	1,033,000	1,095,536
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	3,217,000	4,043,493
		14,810,991
Automobile Manufacturers–0.10%
General Motors Co., 6.60%, 04/01/2036	4,317,000	5,886,452
General Motors Financial Co., Inc., 5.25%, 03/01/2026	5,467,000	6,329,729
		12,216,181
Biotechnology–0.51%
AbbVie, Inc., 4.50%, 05/14/2035	7,233,000	8,722,004
4.05%, 11/21/2039	13,812,000	15,883,339
4.85%, 06/15/2044	5,815,000	7,219,895

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Equity and Income Fund

	Principal Amount	Value
Biotechnology–(continued)
Gilead Sciences, Inc., 4.40%, 12/01/2021	$4,988,000	$5,090,409
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	17,930,000	26,869,317
		63,784,964
Brewers–0.28%
Anheuser–Busch Cos. LLC/Anheuser– Busch InBev Worldwide, Inc. (Belgium), 4.70%, 02/01/2036	10,870,000	13,064,324
4.90%, 02/01/2046	6,301,000	7,601,754
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	9,734,000	10,786,253
Molson Coors Beverage Co., 4.20%, 07/15/2046	4,057,000	4,351,451
		35,803,782
Cable & Satellite–1.38%
BofA Finance LLC, Conv., 0.13%, 09/01/2022	22,511,000	25,486,954
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.46%, 07/23/2022	10,845,000	11,350,697
3.85%, 04/01/2061	10,845,000	10,050,436
Comcast Corp., 4.15%, 10/15/2028	9,915,000	11,539,781
6.45%, 03/15/2037	2,465,000	3,590,032
3.90%, 03/01/2038	8,010,000	9,274,095
Cox Communications, Inc., 2.95%, 10/01/2050(d)	2,044,000	1,889,750
DISH Network Corp., Conv., 3.38%, 08/15/2026	77,983,000	73,524,465
Liberty Broadband Corp., Conv., 1.25%, 10/05/2023(c)(d)	22,652,000	22,677,959
NBCUniversal Media LLC, 5.95%, 04/01/2041	3,365,000	4,840,738
		174,224,907
Commodity Chemicals–0.05%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	4,638,000	6,282,731
Communications Equipment–0.58%
Cisco Systems, Inc., 1.85%, 09/20/2021	16,236,000	16,356,348
Finisar Corp., Conv., 0.50%, 12/15/2021(c)	10,562,000	11,155,373
Viavi Solutions, Inc., Conv., 1.75%, 06/01/2023	14,372,000	18,714,586
1.00%, 03/01/2024	19,034,000	26,210,922
		72,437,229
Construction Machinery & Heavy Trucks–0.06%
Caterpillar Financial Services Corp., 1.70%, 08/09/2021	7,982,000	8,035,379
Consumer Finance–0.21%
American Express Co., 3.63%, 12/05/2024	3,423,000	3,790,947

	Principal Amount	Value
Consumer Finance–(continued)
Capital One Financial Corp., 3.20%, 01/30/2023	$10,060,000	$10,573,067
Discover Bank, 3.35%, 02/06/2023	5,380,000	5,666,183
Synchrony Financial, 3.95%, 12/01/2027	5,795,000	6,386,595
		26,416,792
Data Processing & Outsourced Services–0.04%
Fiserv, Inc., 3.80%, 10/01/2023	5,200,000	5,628,159
Diversified Banks–1.61%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 2.88%, 01/25/2022(d)	3,545,000	3,629,477
Australia & New Zealand Banking Group Ltd. (Australia), 2.30%, 06/01/2021	7,448,000	7,487,126
Bank of America Corp., 3.25%, 10/21/2027	5,705,000	6,257,895
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(d)	6,875,000	7,493,819
Citigroup, Inc., 3.67%, 07/24/2028(e)	5,405,000	6,020,272
6.68%, 09/13/2043	8,000,000	12,311,341
5.30%, 05/06/2044	2,765,000	3,653,802
4.75%, 05/18/2046	4,145,000	5,134,965
HSBC Holdings PLC (United Kingdom), 2.63%, 11/07/2025(e)	18,945,000	20,050,869
JPMorgan Chase & Co., 3.20%, 06/15/2026	4,365,000	4,783,410
3.51%, 01/23/2029(e)	11,170,000	12,355,245
4.26%, 02/22/2048(e)	5,355,000	6,543,887
3.90%, 01/23/2049(e)	11,170,000	12,863,117
Series V, 3.56% (3 mo. USD LIBOR + 3.32%)(f)(g)	6,410,000	6,366,733
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(d)	545,000	598,682
National Australia Bank Ltd. (Australia), 1.88%, 07/12/2021	9,725,000	9,782,756
SMBC Aviation Capital Finance DAC (Ireland), 2.65%, 07/15/2021(d)	3,225,000	3,241,480
Societe Generale S.A. (France), 5.00%, 01/17/2024(d)	7,365,000	8,108,815
U.S. Bancorp, Series W, 3.10%, 04/27/2026	3,245,000	3,547,581
Wells Fargo & Co., 3.55%, 09/29/2025	6,840,000	7,553,284
4.10%, 06/03/2026	4,515,000	5,125,579
4.65%, 11/04/2044	9,115,000	10,915,290
Westpac Banking Corp. (Australia), 2.10%, 05/13/2021	38,570,000	38,710,777
		202,536,202

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Equity and Income Fund

	Principal Amount	Value
Diversified Capital Markets–0.36%
Credit Suisse AG (Switzerland), 6.50%, 08/08/2023(d)	$6,536,000	$7,336,660
Conv., 0.50%, 06/24/2024(d)	38,065,000	37,790,932
		45,127,592
Diversified Metals & Mining–0.02%
Rio Tinto Finance USA Ltd. (Australia), 7.13%, 07/15/2028	2,175,000	3,006,331
Drug Retail–0.15%
CVS Pass–Through Trust, 6.04%, 12/10/2028	6,057,276	7,016,869
Walgreens Boots Alliance, Inc., 3.30%, 11/18/2021	6,129,000	6,225,840
4.50%, 11/18/2034	4,519,000	5,227,675
		18,470,384
Electric Utilities–0.56%
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	9,110,000	11,036,166
Georgia Power Co., Series B, 3.70%, 01/30/2050	3,665,000	3,938,480
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	5,572,000	6,261,194
Oglethorpe Power Corp., 4.55%, 06/01/2044	5,806,000	6,336,325
Ohio Power Co., Series M, 5.38%, 10/01/2021	1,050,000	1,081,058
PPL Electric Utilities Corp., 6.25%, 05/15/2039	355,000	508,808
Southern Co. (The), 2.35%, 07/01/2021	24,298,000	24,418,260
Xcel Energy, Inc., 0.50%, 10/15/2023	5,750,000	5,764,083
3.50%, 12/01/2049	10,280,000	10,881,864
		70,226,238
Environmental & Facilities Services–0.04%
Waste Management, Inc., 3.90%, 03/01/2035	4,786,000	5,616,562
Food Retail–0.28%
Nestle Holdings, Inc., 3.10%, 09/24/2021(d)	34,380,000	34,859,798
General Merchandise Stores–0.03%
Dollar General Corp., 3.25%, 04/15/2023	3,650,000	3,846,059
Health Care Equipment–0.86%
Becton, Dickinson and Co., 4.88%, 05/15/2044	3,739,000	4,498,942
DexCom, Inc., Conv., 0.75%, 12/01/2023	30,543,000	74,855,505
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	18,416,000	20,937,150
Medtronic, Inc., 4.38%, 03/15/2035	2,601,000	3,273,936
Tandem Diabetes Care, Inc.,
Conv., 1.50%, 05/01/2025(d)	3,727,000	4,453,022
		108,018,555

	Principal Amount	Value
Health Care Services–0.14%
Cigna Corp., 4.80%, 08/15/2038	$3,240,000	$4,015,297
CVS Health Corp., 3.38%, 08/12/2024	3,740,000	4,053,849
Laboratory Corp. of America Holdings, 3.20%, 02/01/2022	6,132,000	6,290,411
4.70%, 02/01/2045	2,694,000	3,317,165
		17,676,722
Health Care Technology–0.38%
Teladoc Health, Inc., Conv., 1.25%, 06/01/2027(d)	36,636,000	47,565,772
Home Improvement Retail–0.05%
Home Depot, Inc. (The), 2.00%, 04/01/2021	6,883,000	6,883,000
Homebuilding–0.02%
M.D.C. Holdings, Inc., 6.00%, 01/15/2043	2,117,000	2,798,409
Hotel & Resort REITs–0.01%
Service Properties Trust, 5.00%, 08/15/2022	1,310,000	1,331,261
Industrial Conglomerates–0.05%
Honeywell International, Inc., 0.41% (3 mo. USD LIBOR + 0.23%), 08/19/2022(g)	6,744,000	6,750,218
Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	2,470,000	2,685,167
Integrated Oil & Gas–0.22%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	10,062,000	9,214,320
Chevron USA, Inc., 5.25%, 11/15/2043	7,940,000	10,735,290
Husky Energy, Inc. (Canada), 3.95%, 04/15/2022	3,630,000	3,724,497
Suncor Energy, Inc. (Canada), 3.60%, 12/01/2024	3,379,000	3,702,897
		27,377,004
Integrated Telecommunication Services–0.53%
AT&T, Inc., 3.00%, 06/30/2022	5,334,000	5,498,910
4.30%, 02/15/2030	3,526,000	4,046,723
4.50%, 05/15/2035	4,755,000	5,484,720
3.50%, 09/15/2053(d)	7,328,000	6,734,730
3.55%, 09/15/2055(d)	4,562,000	4,196,581
3.80%, 12/01/2057(d)	3,619,000	3,447,295
Orange S.A. (France), 4.13%, 09/14/2021	15,235,000	15,546,126
Telefonica Emisiones S.A. (Spain), 4.67%, 03/06/2038	3,505,000	4,025,840
5.21%, 03/08/2047	6,725,000	8,145,376
Verizon Communications, Inc., 4.40%, 11/01/2034	3,285,000	3,900,965
4.81%, 03/15/2039	5,062,000	6,262,209
		67,289,475

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Equity and Income Fund

	Principal Amount	Value
Interactive Home Entertainment–0.09%
Zynga, Inc., Conv., 0.00%, 12/15/2026(d)(h)	$9,772,000	$11,374,090
Internet & Direct Marketing Retail–0.95%
Booking Holdings, Inc., Conv., 0.90%, 09/15/2021	14,990,000	17,945,779
0.75%, 05/01/2025(d)	3,846,000	5,831,411
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	33,949,000	66,449,450
Trip.com Group Ltd. (China), Conv., 1.25%, 09/15/2022	30,912,000	30,009,569
		120,236,209
Internet Services & Infrastructure–0.21%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	21,000,000	26,788,125
Investment Banking & Brokerage–0.65%
Goldman Sachs Group, Inc. (The), 5.25%, 07/27/2021	5,510,000	5,621,694
4.25%, 10/21/2025	5,807,000	6,553,696
GS Finance Corp., Series 0001, Conv., 0.25%, 07/08/2024	56,790,000	62,224,803
Morgan Stanley, 4.00%, 07/23/2025	6,870,000	7,727,649
		82,127,842
IT Consulting & Other Services–0.04%
DXC Technology Co., 4.45%, 09/18/2022	4,954,000	5,212,038
Life & Health Insurance–0.44%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	8,671,000	9,775,073
Athene Global Funding, 4.00%, 01/25/2022(d)	12,280,000	12,680,925
2.75%, 06/25/2024(d)	2,890,000	3,062,309
Guardian Life Global Funding, 2.90%, 05/06/2024(d)	7,450,000	7,996,225
Jackson National Life Global Funding, 2.10%, 10/25/2021(d)	5,295,000	5,360,478
3.25%, 01/30/2024(d)	4,885,000	5,257,978
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	4,250,000	5,079,953
Prudential Financial, Inc., 3.91%, 12/07/2047	4,898,000	5,592,609
		54,805,550
Managed Health Care–0.05%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	5,806,000	6,428,247
Movies & Entertainment–0.99%
Liberty Media Corp., Conv., 2.25%, 10/05/2021(c)	14,987,000	7,035,139
1.38%, 10/15/2023	61,171,000	80,201,360
Liberty Formula One, Conv., 1.00%, 01/30/2023	5,397,000	6,998,063

	Principal Amount	Value
Movies & Entertainment–(continued)
Live Nation Entertainment, Inc., Conv., 2.50%, 03/15/2023	$20,716,000	$30,193,570
		124,428,132
Multi–line Insurance–0.15%
American International Group, Inc., 4.38%, 01/15/2055	7,405,000	8,752,277
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	9,030,000	9,922,468
		18,674,745
Multi–Utilities–0.11%
NiSource, Inc., 4.38%, 05/15/2047	6,015,000	7,014,100
Sempra Energy, 3.80%, 02/01/2038	5,871,000	6,505,745
		13,519,845
Office REITs–0.06%
Highwoods Realty L.P., 3.20%, 06/15/2021	538,000	539,696
Office Properties Income Trust, 4.00%, 07/15/2022	7,200,000	7,399,420
		7,939,116
Oil & Gas Exploration & Production–0.08%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	6,519,000	7,136,865
ConocoPhillips, 4.15%, 11/15/2034	2,403,000	2,749,376
		9,886,241
Oil & Gas Storage & Transportation–0.65%
Energy Transfer Operating L.P., 4.20%, 09/15/2023	1,638,000	1,765,758
4.90%, 03/15/2035	3,640,000	3,962,569
5.00%, 05/15/2050	7,684,000	8,155,102
Enterprise Products Operating LLC, 6.45%, 09/01/2040	555,000	770,946
4.25%, 02/15/2048	7,354,000	8,014,757
Kinder Morgan, Inc., 5.30%, 12/01/2034	4,203,000	5,084,655
MPLX L.P., 4.50%, 07/15/2023	18,525,000	20,011,322
4.50%, 04/15/2038	8,564,000	9,478,491
Plains All American Pipeline
L.P./PAA Finance Corp., 3.65%, 06/01/2022	4,275,000	4,391,186
Spectra Energy Partners L.P., 4.50%, 03/15/2045	5,468,000	6,067,615
Sunoco Logistics Partners Operations L.P., 5.30%, 04/01/2044	8,165,000	8,878,822
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	3,835,000	5,267,191
		81,848,414
Other Diversified Financial Services–1.31%
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(d)	3,975,000	5,181,104
Convertible Trust – Energy, Series 2019–1, 0.33%, 09/19/2024	60,352,000	65,735,398

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Equity and Income Fund

	Principal Amount	Value
Other Diversified Financial Services–(continued)
Convertible Trust–Media, Series 2019, Class 1, 0.25%, 12/04/2024	$60,368,000	$83,887,373
MassMutual Global Funding II, 2.00%, 04/15/2021(d)	10,205,000	10,227,370
		165,031,245
Packaged Foods & Meats–0.06%
Kraft Heinz Foods Co. (The), 4.63%, 10/01/2039	5,610,000	6,463,589
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	648,000	732,398
		7,195,987
Paper Packaging–0.13%
International Paper Co., 6.00%, 11/15/2041	2,855,000	4,025,612
Packaging Corp. of America, 4.50%, 11/01/2023	11,003,000	12,070,564
		16,096,176
Pharmaceuticals–0.84%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	9,800,000	11,379,073
Bayer US Finance LLC (Germany), 3.00%, 10/08/2021(d)	6,079,000	6,175,129
Bristol–Myers Squibb Co., 4.13%, 06/15/2039	6,435,000	7,772,087
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026(d)	14,996,000	20,039,983
Pacira BioSciences, Inc., Conv., 2.38%, 04/01/2022	2,162,000	2,718,397
0.75%, 08/01/2025(d)	9,109,000	11,511,789
Pfizer, Inc., 3.00%, 09/15/2021	18,780,000	19,053,579
2.20%, 12/15/2021	6,010,000	6,098,801
Supernus Pharmaceuticals, Inc., Conv., 0.63%, 04/01/2023	11,008,000	10,735,044
Utah Acquisition Sub, Inc., 3.15%, 06/15/2021	4,535,000	4,562,064
Zoetis, Inc., 4.70%, 02/01/2043	4,101,000	5,227,643
		105,273,589
Property & Casualty Insurance–0.23%
Allstate Corp. (The), 3.28%, 12/15/2026	3,260,000	3,650,082
Markel Corp., 5.00%, 03/30/2043	4,185,000	5,166,431
5.00%, 05/20/2049	5,140,000	6,737,574
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	6,455,000	8,282,728
W.R. Berkley Corp., 4.63%, 03/15/2022	5,040,000	5,253,959
		29,090,774
Railroads–0.15%
CSX Corp., 5.50%, 04/15/2041	1,660,000	2,251,711
Norfolk Southern Corp., 3.40%, 11/01/2049	4,879,000	5,147,651

	Principal Amount	Value
Railroads–(continued)
Union Pacific Corp., 4.15%, 01/15/2045	$4,410,000	$5,111,000
3.84%, 03/20/2060	5,560,000	6,217,627
		18,727,989
Real Estate Services–0.25%
Redfin Corp., Conv., 0.00%, 10/15/2025(d)(h)	24,398,000	31,749,117
Regional Banks–0.10%
Citizens Financial Group, Inc., 2.38%, 07/28/2021	4,700,000	4,731,182
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	7,450,000	8,370,944
		13,102,126
Reinsurance–0.08%
PartnerRe Finance B LLC, 3.70%, 07/02/2029	5,795,000	6,510,338
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	3,711,000	4,095,847
		10,606,185
Restaurants–0.07%
Starbucks Corp., 3.55%, 08/15/2029	7,440,000	8,347,966
Retail REITs–0.09%
Regency Centers L.P., 2.95%, 09/15/2029	7,960,000	8,368,086
4.65%, 03/15/2049	2,970,000	3,447,234
		11,815,320
Semiconductors–1.23%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024	6,975,000	7,512,912
Cree, Inc., Conv., 0.88%, 09/01/2023	14,333,000	27,682,245
1.75%, 05/01/2026(d)	10,633,000	26,363,702
Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	38,705,000	45,722,216
Micron Technology, Inc., 4.66%, 02/15/2030	7,270,000	8,550,152
NVIDIA Corp., 2.20%, 09/16/2021	7,515,000	7,580,060
NXP B.V./NXP Funding LLC (Netherlands), 3.88%, 09/01/2022(d)	19,562,000	20,487,131
5.35%, 03/01/2026(d)	7,660,000	9,033,660
Texas Instruments, Inc., 2.63%, 05/15/2024	2,275,000	2,420,116
		155,352,194
Soft Drinks–0.11%
PepsiCo, Inc., 3.00%, 08/25/2021	13,543,000	13,728,397
Specialized REITs–0.19%
Crown Castle International Corp., 4.75%, 05/15/2047	470,000	561,603
EPR Properties, 4.75%, 12/15/2026	17,525,000	18,223,247

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Equity and Income Fund

	Principal Amount	Value
Specialized REITs–(continued)
LifeStorage L.P., 3.50%, 07/01/2026	$4,667,000	$5,164,953
		23,949,803
Specialty Chemicals–0.02%
Sherwin–Williams Co. (The), 4.50%, 06/01/2047	1,665,000	2,016,903
Systems Software–0.41%
FireEye, Inc., Series B, Conv., 1.63%, 06/01/2022(c)	17,616,000	17,548,996
Series A, Conv., 1.00%, 06/01/2025(c)	17,382,000	17,174,590
Microsoft Corp., 3.50%, 02/12/2035	4,259,000	4,987,254
Oracle Corp., 3.60%, 04/01/2040	10,910,000	11,828,134
		51,538,974
Technology Distributors–0.07%
Avnet, Inc., 4.63%, 04/15/2026	7,645,000	8,554,346
Technology Hardware, Storage & Peripherals–0.33%
Apple, Inc., 2.15%, 02/09/2022	7,303,000	7,437,148
3.35%, 02/09/2027	3,495,000	3,891,432
Dell International LLC/EMC Corp., 5.45%, 06/15/2023(d)	7,237,000	7,940,957
8.35%, 07/15/2046(d)	278,000	426,174
Western Digital Corp., Conv., 1.50%, 02/01/2024	20,616,000	21,774,104
		41,469,815
Tobacco–0.27%
Altria Group, Inc., 5.80%, 02/14/2039	12,541,000	15,621,204
Philip Morris International, Inc., 3.60%, 11/15/2023	3,940,000	4,285,631
4.88%, 11/15/2043	11,740,000	14,519,624
		34,426,459
Trading Companies & Distributors–0.09%
Air Lease Corp., 3.00%, 09/15/2023	627,000	658,368
4.25%, 09/15/2024	4,355,000	4,788,480
Aircastle Ltd., 4.40%, 09/25/2023	5,510,000	5,846,350
		11,293,198
Trucking–0.12%
Aviation Capital Group LLC, 2.88%, 01/20/2022(d)	6,230,000	6,333,850
4.88%, 10/01/2025(d)	7,745,000	8,543,974
		14,877,824
Wireless Telecommunication Services–0.19%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	6,610,000	7,743,716

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Rogers Communications, Inc. (Canada), 4.50%, 03/15/2043	$6,080,000	$7,271,385
4.30%, 02/15/2048	8,020,000	9,516,009
		24,531,110
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,249,961,132)		2,643,585,001
U.S. Treasury Securities–7.49%
U.S. Treasury Bills–0.01%
0.05%, 07/15/2021(i)(j)	545,000	544,928
U.S. Treasury Bonds–0.87%
4.50%, 02/15/2036	5,525,000	7,596,443
1.88%, 02/15/2041	12,000,000	11,746,875
1.63%, 11/15/2050	101,675,700	90,443,713
		109,787,031
U.S. Treasury Notes–6.61%
0.13%, 01/31/2023	247,992,000	247,982,313
0.13%, 02/15/2024	180,298,000	179,530,325
0.38%, 01/31/2026	252,485,800	248,422,357
0.75%, 01/31/2028	50,628,000	49,445,361
1.13%, 02/15/2031	109,910,200	107,231,139
		832,611,495
Total U.S. Treasury Securities (Cost $948,787,224)		942,943,454

	Shares
Preferred Stocks–0.58%
Asset Management & Custody Banks–0.20%
AMG Capital Trust II, 5.15%, Conv. Pfd.	483,000	25,405,800
Diversified Banks–0.03%
Wells Fargo & Co., 5.85%, Series Q, Pfd.(e)	142,800	3,699,948
Oil & Gas Storage & Transportation–0.35%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	875,900	43,786,241
Total Preferred Stocks (Cost $63,824,605)		72,891,989

	Principal Amount
U.S. Government Sponsored Agency Mortgage–Backed Securities–0.16%
Federal Home Loan Mortgage Corp. (FHLMC)–0.08%
6.75%, 03/15/2031	$7,000,000	10,447,988
5.50%, 02/01/2037	7	9
		10,447,997
Federal National Mortgage Association (FNMA)–0.08%
6.63%, 11/15/2030	6,315,000	9,236,561
7.00%, 07/01/2032	5,515	5,539
		9,242,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Equity and Income Fund

	Principal Amount	Value
Government National Mortgage Association (GNMA)–0.00%
8.00%, 06/15/2026 to
01/20/2031	$12,659	$13,048
7.50%, 12/20/2030	774	938
		13,986
Total U.S. Government Sponsored Agency Mortgage–Backed Securities (Cost $17,472,294)		19,704,083
Municipal Obligations–0.06%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $4,887,000)	4,887,000	7,213,456

	Shares	Value
Money Market Funds–4.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(k)(l)	178,712,321	$178,712,321
Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(k)(l)	127,371,799	127,422,748
Invesco Treasury Portfolio, Institutional Class, 0.01%(k)(l)	204,242,652	204,242,652
Total Money Market Funds (Cost $510,283,465)		510,377,721
TOTAL INVESTMENTS IN SECURITIES–100.10% (Cost $9,472,088,769)		12,605,076,585
OTHER ASSETS LESS LIABILITIES–(0.10)%		(12,027,107)
NET ASSETS–100.00%		$12,593,049,478

Investment Abbreviations:

Conv.	– Convertible
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non–income producing security.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $547,514,760, which represented 4.35% of the Fund’s Net Assets.

(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(h)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)

Affiliated issuer. The issuer and/or the Fund is a wholly–owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$142,147,129	$474,384,161	$(437,818,969)	$–	$–	$178,712,321	$16,054
Invesco Liquid Assets Portfolio, Institutional Class	101,317,516	338,845,829	(312,727,835)	(17,638)	4,876	127,422,748	36,646
Invesco Treasury Portfolio, Institutional Class	162,453,861	542,153,327	(500,364,536)	–	–	204,242,652	9,764
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	–	104,597,561	(104,597,458)	–	(103)	–	453	*
Invesco Private Prime Fund	–	118,033,845	(118,033,853)	–	8	–	2,652	*
Total	$405,918,506	$1,578,014,723	$(1,473,542,651)	$(17,638)	$4,781	$510,377,721	$65,569

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(l) The rate shown is the 7–day SEC standardized yield as of February 28, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Equity and Income Fund

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 5 Year Notes	158	June-2021	$(19,587,062)	$146,571	$146,571
U.S. Treasury 10 Year Notes	293	June-2021	(38,886,594)	468,637	468,637
Total Futures Contracts				$615,208	$615,208

Open Forward Foreign Currency Contracts
		Contract to		Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver	Receive
Currency Risk
03/26/2021	Bank of New York Mellon (The)	CHF 76,918,845	USD 86,320,338	$1,704,571
03/26/2021	State Street Bank & Trust Co.	CAD 67,772,602	USD 53,440,946	181,952
03/26/2021	State Street Bank & Trust Co.	CHF 575,502	USD 645,691	12,602
03/26/2021	State Street Bank & Trust Co.	EUR 70,383,169	USD 5,237,806	269,250
Subtotal-Appreciation				2,168,375
Currency Risk
03/26/2021	State Street Bank & Trust Co.	GBP 153,243,261	USD 212,756,851	(772,920)
03/26/2021	State Street Bank & Trust Co.	USD 2,067,228	CAD 2,629,309	(990)
03/26/2021	State Street Bank & Trust Co.	USD 2,847,053	CHF 2,561,762	(28,947)
03/26/2021	State Street Bank & Trust Co.	USD 3,630,403	EUR 2,986,149	(25,439)
03/26/2021	State Street Bank & Trust Co.	USD 17,182,402	GBP 12,226,997	(145,255)
Subtotal-Depreciation				(973,551)
Total Forward Foreign Currency Contracts				$1,194,824

Abbreviations:

CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Portfolio Composition

By security type, based on Net Assets as

of February 28, 2021

Common Stocks & Other Equity Interests	66.77%
U.S. Dollar Denominated Bonds & Notes	20.99
U.S. Treasury Securities	7.49
Security Types Each Less Than 1% of Portfolio	0.80
Money Market Funds Plus Other Assets Less Liabilities	3.95

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Equity and Income Fund

Statement of Assets and Liabilities

February 28, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $8,961,805,304)	$12,094,698,864
Investments in affiliated money market funds, at value (Cost $510,283,465)	510,377,721
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	2,168,375
Foreign currencies, at value (Cost $779)	790
Receivable for:
Fund shares sold	6,331,639
Dividends	16,348,379
Interest	16,620,663
Investment for trustee deferred compensation and retirement plans	1,364,883
Other assets	139,019
Total assets	12,648,050,333
Liabilities:
Other investments:
Variation margin payable - futures contracts	48,602
Unrealized depreciation on forward foreign currency contracts outstanding	973,551
Payable for:
Investments purchased	27,192,530
Dividends	116
Fund shares reacquired	16,257,990
Amount due custodian	1,234,811
Accrued fees to affiliates	6,779,219
Accrued trustees’ and officers’ fees and benefits	10,531
Accrued other operating expenses	939,700
Trustee deferred compensation and retirement plans	1,563,805
Total liabilities	55,000,855
Net assets applicable to shares outstanding	$12,593,049,478
Net assets consist of:
Shares of beneficial interest	$9,022,719,340
Distributable earnings	3,570,330,138
$12,593,049,478

Net Assets:
Class A	$10,107,520,616
Class C	$372,588,198
Class R	$113,137,850
Class Y	$825,257,326
Class R5	$237,047,358
Class R6	$937,498,130

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	878,178,896
Class C	33,066,173
Class R	9,770,456
Class Y	71,685,010
Class R5	20,590,538
Class R6	81,465,836
Class A:
Net asset value per share	$11.51
Maximum offering price per share (Net asset value of $11.51 ÷ 94.50%)	$12.18
Class C:
Net asset value and offering price per share	$11.27
Class R:
Net asset value and offering price per share	$11.58
Class Y:
Net asset value and offering price per share	$11.51
Class R5:
Net asset value and offering price per share	$11.51
Class R6:
Net asset value and offering price per share	$11.51

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Equity and Income Fund

Statement of Operations

For the six months ended February 28, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $557,247)	$83,412,355
Interest	31,138,322
Dividends from affiliated money market funds (includes securities lending income of $31,524)	93,988
Total investment income	114,644,665
Expenses:
Advisory fees	20,957,511
Administrative services fees	805,352
Custodian fees	97,586
Distribution fees:
Class A	11,684,132
Class C	1,890,956
Class R	295,578
Transfer agent fees – A, C, R and Y	9,061,743
Transfer agent fees – R5	117,870
Transfer agent fees – R6	47,299
Trustees’ and officers’ fees and benefits	129,720
Registration and filing fees	118,435
Reports to shareholders	627,371
Professional services fees	59,658
Other	100,401
Total expenses	45,993,612
Less: Fees waived and/or expense offset arrangement(s)	(207,256)
Net expenses	45,786,356
Net investment income	68,858,309

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	608,807,723
Affiliated investment securities	4,781
Foreign currencies	143,828
Forward foreign currency contracts	(15,757,516)
Futures contracts	1,162,282
594,361,098
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,489,203,982
Affiliated investment securities	(17,638)
Foreign currencies	(139,856)
Forward foreign currency contracts	8,764,163
Futures contracts	672,400
1,498,483,051
Net realized and unrealized gain	2,092,844,149
Net increase in net assets resulting from operations	$2,161,702,458

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Equity and Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	February 28, 2021	August 31, 2020
Operations:
Net investment income	$68,858,309	$217,701,284
Net realized gain	594,361,098	58,383,769
Change in net unrealized appreciation	1,498,483,051	84,990,285
Net increase in net assets resulting from operations	2,161,702,458	361,075,338

Distributions to shareholders from distributable earnings:
Class A	(215,923,464)	(616,344,387)
Class C	(7,825,913)	(30,463,427)
Class R	(2,578,710)	(8,634,289)
Class Y	(20,159,898)	(61,438,025)
Class R5	(5,988,648)	(25,377,327)
Class R6	(24,558,260)	(78,641,213)
Total distributions from distributable earnings	(277,034,893)	(820,898,668)

Share transactions–net:
Class A	(414,963,371)	(487,146,068)
Class C	(90,761,480)	(151,684,812)
Class R	(23,864,520)	(24,584,829)
Class Y	(52,249,240)	(197,788,316)
Class R5	(35,686,930)	(133,975,313)
Class R6	(215,413,741)	(137,632,828)
Net increase (decrease) in net assets resulting from share transactions	(832,939,282)	(1,132,812,166)
Net increase (decrease) in net assets	1,051,728,283	(1,592,635,496)

Net assets:
Beginning of period	11,541,321,195	13,133,956,691
End of period	$12,593,049,478	$11,541,321,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Equity and Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/21	$9.83	$0.06	$1.86	$1.92	$(0.10)	$(0.14)	$(0.24)	$11.51	19.79%		$10,107,521	0.81	%(d)	0.81	%(d)	1.12	%(d)	49%
Year ended 08/31/20	10.12	0.17	0.18	0.35	(0.19)	(0.45)	(0.64)	9.83	3.53		9,034,006	0.78		0.79		1.75		133
Year ended 08/31/19	11.10	0.19	(0.36)	(0.17)	(0.21)	(0.60)	(0.81)	10.12	(0.96)		9,845,902	0.78		0.79		1.87		138
Year ended 08/31/18	10.96	0.17	0.70	0.87	(0.22)	(0.51)	(0.73)	11.10	8.21		10,151,828	0.77		0.78		1.55		129
Year ended 08/31/17	10.22	0.19	1.02	1.21	(0.18)	(0.29)	(0.47)	10.96	12.04		10,072,836	0.79		0.80		1.79		94
Year ended 08/31/16	10.01	0.15	0.55	0.70	(0.22)	(0.27)	(0.49)	10.22	7.43		10,054,983	0.79		0.80		1.57		93
Class C
Six months ended 02/28/21	9.63	0.02	1.82	1.84	(0.06)	(0.14)	(0.20)	11.27	19.32	(e)	372,588	1.54	(d)(e)	1.54	(d)(e)	0.39	(d)(e)	49
Year ended 08/31/20	9.91	0.10	0.19	0.29	(0.12)	(0.45)	(0.57)	9.63	2.87		402,761	1.53		1.54		1.00		133
Year ended 08/31/19	10.89	0.12	(0.36)	(0.24)	(0.14)	(0.60)	(0.74)	9.91	(1.75	)(e)	576,794	1.49	(e)	1.50	(e)	1.16	(e)	138
Year ended 08/31/18	10.76	0.09	0.69	0.78	(0.14)	(0.51)	(0.65)	10.89	7.43	(e)	1,437,488	1.51	(e)	1.52	(e)	0.81	(e)	129
Year ended 08/31/17	10.04	0.11	1.00	1.11	(0.10)	(0.29)	(0.39)	10.76	11.21		1,559,156	1.54		1.55		1.04		94
Year ended 08/31/16	9.83	0.08	0.55	0.63	(0.15)	(0.27)	(0.42)	10.04	6.71	(e)	1,636,583	1.52	(e)	1.53	(e)	0.84	(e)	93
Class R
Six months ended 02/28/21	9.89	0.05	1.87	1.92	(0.09)	(0.14)	(0.23)	11.58	19.62		113,138	1.06	(d)	1.06	(d)	0.87	(d)	49
Year ended 08/31/20	10.17	0.15	0.19	0.34	(0.17)	(0.45)	(0.62)	9.89	3.35		118,249	1.03		1.04		1.50		133
Year ended 08/31/19	11.16	0.17	(0.37)	(0.20)	(0.19)	(0.60)	(0.79)	10.17	(1.30)		148,055	1.03		1.04		1.62		138
Year ended 08/31/18	11.01	0.14	0.72	0.86	(0.20)	(0.51)	(0.71)	11.16	8.00		203,003	1.02		1.03		1.30		129
Year ended 08/31/17	10.27	0.17	1.02	1.19	(0.16)	(0.29)	(0.45)	11.01	11.71		214,107	1.04		1.05		1.54		94
Year ended 08/31/16	10.05	0.13	0.56	0.69	(0.20)	(0.27)	(0.47)	10.27	7.24		216,293	1.04		1.05		1.32		93
Class Y
Six months ended 02/28/21	9.84	0.07	1.85	1.92	(0.11)	(0.14)	(0.25)	11.51	19.82		825,257	0.56	(d)	0.56	(d)	1.37	(d)	49
Year ended 08/31/20	10.12	0.19	0.20	0.39	(0.22)	(0.45)	(0.67)	9.84	3.91		749,507	0.53		0.54		2.00		133
Year ended 08/31/19	11.11	0.22	(0.37)	(0.15)	(0.24)	(0.60)	(0.84)	10.12	(0.81)		987,287	0.53		0.54		2.12		138
Year ended 08/31/18	10.96	0.20	0.71	0.91	(0.25)	(0.51)	(0.76)	11.11	8.58		1,192,995	0.52		0.53		1.80		129
Year ended 08/31/17	10.22	0.22	1.01	1.23	(0.20)	(0.29)	(0.49)	10.96	12.32		1,202,149	0.54		0.55		2.04		94
Year ended 08/31/16	10.01	0.18	0.55	0.73	(0.25)	(0.27)	(0.52)	10.22	7.70		819,708	0.54		0.55		1.82		93
Class R5
Six months ended 02/28/21	9.84	0.08	1.85	1.93	(0.12)	(0.14)	(0.26)	11.51	19.86		237,047	0.49	(d)	0.49	(d)	1.44	(d)	49
Year ended 08/31/20	10.12	0.20	0.19	0.39	(0.22)	(0.45)	(0.67)	9.84	3.98		235,461	0.47		0.48		2.06		133
Year ended 08/31/19	11.11	0.22	(0.36)	(0.14)	(0.25)	(0.60)	(0.85)	10.12	(0.75)		397,607	0.47		0.48		2.18		138
Year ended 08/31/18	10.96	0.20	0.72	0.92	(0.26)	(0.51)	(0.77)	11.11	8.64		494,838	0.47		0.48		1.85		129
Year ended 08/31/17	10.23	0.22	1.01	1.23	(0.21)	(0.29)	(0.50)	10.96	12.28		457,500	0.48		0.49		2.10		94
Year ended 08/31/16	10.02	0.18	0.56	0.74	(0.26)	(0.27)	(0.53)	10.23	7.78		438,538	0.47		0.48		1.89		93
Class R6
Six months ended 02/28/21	9.83	0.08	1.86	1.94	(0.12)	(0.14)	(0.26)	11.51	20.03		937,498	0.40	(d)	0.40	(d)	1.53	(d)	49
Year ended 08/31/20	10.12	0.21	0.18	0.39	(0.23)	(0.45)	(0.68)	9.83	3.97		1,001,337	0.38		0.39		2.15		133
Year ended 08/31/19	11.10	0.23	(0.35)	(0.12)	(0.26)	(0.60)	(0.86)	10.12	(0.56)		1,178,312	0.38		0.39		2.27		138
Year ended 08/31/18	10.96	0.21	0.71	0.92	(0.27)	(0.51)	(0.78)	11.10	8.64		1,193,501	0.38		0.39		1.94		129
Year ended 08/31/17	10.22	0.24	1.01	1.25	(0.22)	(0.29)	(0.51)	10.96	12.50		843,229	0.38		0.39		2.20		94
Year ended 08/31/16	10.01	0.19	0.56	0.75	(0.27)	(0.27)	(0.54)	10.22	7.89		283,631	0.37		0.38		1.99		93

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $9,432,315, $388,628, $119,211, $818,129, $237,693 and $971,849 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.98%, 0.97%, 0.99% and 0.98% for the six months ended February 28, 2021 and years ended August 31, 2019, 2018 and 2016, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Equity and Income Fund

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Equity and Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is current income and, secondarily, capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses

17	Invesco Equity and Income Fund

on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar

18	Invesco Equity and Income Fund

amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
N.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 150 million	0.500%
Next $100 million	0.450%
Next $100 million	0.400%
Over $350 million	0.350%

For the six months ended February 28, 2021, the effective advisory fee rate incurred by the Fund was 0.35%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2021, the Adviser waived advisory fees of $200,150.

19	Invesco Equity and Income Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class C shares and Class R shares to reimburse IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will reimburse annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively.

With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses. For the six months ended February 28, 2021, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2021, IDI advised the Fund that IDI retained $804,332 in front-end sales commissions from the sale of Class A shares and $13,592 and $8,143 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 28, 2021, the Fund incurred $28,754 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,936,772,738	$ 471,588,143	$-	$ 8,408,360,881
U.S. Dollar Denominated Bonds & Notes	-	2,643,585,001	-	2,643,585,001
U.S. Treasury Securities	-	942,943,454	-	942,943,454
Preferred Stocks	72,891,989	-	-	72,891,989
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	19,704,083	-	19,704,083
Municipal Obligations	-	7,213,456	-	7,213,456
Money Market Funds	510,377,721	-	-	510,377,721
Total Investments in Securities	8,520,042,448	4,085,034,137	-	12,605,076,585

Other Investments - Assets*
Futures Contracts	615,208	-	-	615,208
Forward Foreign Currency Contracts	-	2,168,375	-	2,168,375
	615,208	2,168,375	-	2,783,583

Other Investments - Liabilities*
Forward Foreign Currency Contracts	-	(973,551)	-	(973,551)

Total Other Investments	615,208	1,194,824	-	1,810,032
Total Investments	$8,520,657,656	$4,086,228,961	$-	$12,606,886,617

*	Unrealized appreciation (depreciation).

20	Invesco Equity and Income Fund

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2021:

	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts – Exchange-Traded(a)	$-	$615,208	$615,208
Unrealized appreciation on forward foreign currency contracts outstanding	2,168,375	-	2,168,375
Total Derivative Assets	2,168,375	615,208	2,783,583
Derivatives not subject to master netting agreements	-	(615,208)	(615,208)
Total Derivative Assets subject to master netting agreements	$2,168,375	$-	$2,168,375

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on forward foreign currency contracts outstanding	$(973,551)	$-	$(973,551)
Derivatives not subject to master netting agreements	-	-	-
Total Derivative Liabilities subject to master netting agreements	$(973,551)	$-	$(973,551)

Offsetting Assets and Liabilities

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/ Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$1,704,571	$-	$1,704,571	$-	$-	$1,704,571
State Street Bank & Trust Co.	463,804	(973,551)	(509,747)	-	-	(509,747)
Total	$2,168,375	$(973,551)	$1,194,824	$-	$-	$1,194,824

Effect of Derivative Investments for the six months ended February 28, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(15,757,516)	$-	$(15,757,516)
Futures contracts	-	1,162,282	1,162,282
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	8,764,163	-	8,764,163
Futures contracts	-	672,400	672,400
Total	$(6,993,353)	$1,834,682	$(5,158,671)

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$464,378,392	$62,763,150

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $7,106.

21	Invesco Equity and Income Fund

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2020.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2021 was $1,910,129,428 and $3,387,626,017, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $3,632,989,543 and $3,324,681,043, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,041,089,452
Aggregate unrealized (depreciation) of investments	(51,968,439)
Net unrealized appreciation of investments	$2,989,121,013

Cost of investments for tax purposes is $9,617,765,604.

NOTE 10–Share Information

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	25,497,088	$270,812,555	68,784,007	$663,704,131
Class C	1,138,561	11,894,635	5,809,453	55,527,016
Class R	800,552	8,603,600	1,785,967	17,409,877
Class Y	14,436,661	147,676,114	15,406,385	150,348,194
Class R5	925,365	9,781,700	2,909,650	28,575,125
Class R6	5,921,241	62,111,606	20,200,629	193,900,974

Issued as reinvestment of dividends:
Class A	18,813,089	200,051,808	57,689,540	571,984,286
Class C	689,442	7,229,552	2,855,543	28,049,019
Class R	240,489	2,576,274	861,443	8,627,747
Class Y	1,636,331	17,362,198	5,216,816	51,695,476
Class R5	565,097	5,988,567	2,548,607	25,219,954
Class R6	2,278,620	24,112,037	7,837,423	77,386,041

Automatic conversion of Class C shares to Class A shares:
Class A	4,870,947	52,633,746	5,888,040	57,112,865
Class C	(4,971,668)	(52,633,746)	(6,006,241)	(57,112,865)

22	Invesco Equity and Income Fund

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(89,669,335)	$(938,461,480)	(186,965,291)	$(1,779,947,350)
Class C	(5,616,020)	(57,251,921)	(19,017,796)	(178,147,982)
Class R	(3,223,328)	(35,044,394)	(5,249,093)	(50,622,453)
Class Y	(20,584,895)	(217,287,552)	(41,983,310)	(399,831,986)
Class R5	(4,836,596)	(51,457,197)	(20,808,840)	(187,770,392)
Class R6	(28,571,195)	(301,637,384)	(42,671,995)	(408,919,843)
Net increase (decrease) in share activity	(79,659,554)	$(832,939,282)	(124,909,063)	$(1,132,812,166)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

23	Invesco Equity and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(09/01/20)	(02/28/21)[1]	Period[2]	(02/28/21)	Period[2]	Ratio
Class A	$1,000.00	$1,197.90	$4.41	$1,020.78	$4.06	0.81%
Class C	1,000.00	1,193.20	8.37	1,017.16	7.70	1.54
Class R	1,000.00	1,196.20	5.77	1,019.54	5.31	1.06
Class Y	1,000.00	1,198.20	3.05	1,022.02	2.81	0.56
Class R5	1,000.00	1,198.60	2.67	1,022.36	2.46	0.49
Class R6	1,000.00	1,200.30	2.18	1,022.81	2.01	0.40

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

24	Invesco Equity and Income Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	VK-EQI-SAR-1

Semiannual Report to Shareholders	February 28, 2021

Invesco Floating Rate ESG Fund Nasdaq: A: AFRAX ∎ C: AFRCX ∎ R: AFRRX ∎ Y: AFRYX ∎ R5: AFRIX ∎ R6: AFRFX

2	Fund Performance
4	Schedule of Investments
24	Financial Statements
27	Financial Highlights
28	Notes to Financial Statements
36	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/20 to 2/28/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.06%
Class C Shares	6.82
Class R Shares	6.77
Class Y Shares	7.20
Class R5 Shares	7.07
Class R6 Shares	6.93
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.55
Credit Suisse Leveraged Loan Index∎ (Style-Specific Index)	6.38
Lipper Loan Participation Funds Classification Average◆ (Peer Group)	5.55
Source(s): ▼RIMES Technologies Corp.; ∎ Bloomberg L.P.; ◆Lipper Inc.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, noninvestment-grade loans.

The Lipper Loan Participation Funds Classification Average represents an average of all of the funds in the Lipper Loan Participation Funds classification average.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Floating Rate ESG Fund

Average Annual Total Returns
As of 2/28/21, including maximum applicable sales charges

Class A Shares
Inception (5/1/97)	3.95%
10 Years	3.59
5 Years	5.06
1 Year	2.66

Class C Shares
Inception (3/31/00)	3.66%
10 Years	3.44
5 Years	5.08
1 Year	3.71

Class R Shares
Inception (4/13/06)	3.37%
10 Years	3.58
5 Years	5.34
1 Year	4.96

Class Y Shares
Inception (10/3/08)	5.13%
10 Years	4.10
5 Years	5.87
1 Year	5.49

Class R5 Shares
Inception (4/13/06)	3.93%
10 Years	4.13
5 Years	5.88
1 Year	5.51

Class R6 Shares
10 Years	4.12%
5 Years	5.91
1 Year	5.42

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 2.50% sales charge and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Floating Rate ESG Fund

Schedule of Investments

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–87.09%(b)(c)
Aerospace & Defense–3.65%
Aernnova Aerospace S.A.U. (Spain) Delayed Draw Term Loan (3 mo. EURIBOR + 3.00%)	3.00%	01/31/2027	EUR	92	$105,950
Term Loan B-1 (3 mo. EURIBOR + 3.00%)	3.00%	01/31/2027	EUR	363	419,639
Atlantic Aviation FBO, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	3.87%	12/06/2025		$3,191	3,204,609
CEP IV Investment 16 S.a.r.L (ADB Safegate) (Luxembourg), Term Loan B(d)	-	10/03/2024	EUR	2,349	2,669,806
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.75%	04/08/2026		5,371	5,214,076
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.75%	04/08/2026		2,885	2,800,625
IAP Worldwide Services, Inc.
Revolver Loan
(Acquired 07/22/2014-05/10/2019; Cost $836,351)(e)(f)(g)	0.00%	07/18/2021		836	836,351
Revolver Loan
(Acquired 07/22/2014-05/10/2019; Cost $92,928)(e)(f)	7.00%	07/18/2021		93	92,928
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)
(Acquired 08/18/2014-05/10/2019; Cost $962,949)(e)(f)	8.00%	07/18/2021		968	967,866
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.87%	10/04/2024		4,370	4,337,351
PAE Holdings Corp., Term Loan(d)	-	10/13/2027		358	360,679
Peraton Corp.
Delayed Draw Term Loan(d)	-	02/01/2028		7,598	7,597,536
Second Lien Term Loan(d)(e)	-	02/26/2029		2,805	2,762,868
Term Loan B(d)	-	02/01/2028		4,028	4,048,641
Perspecta, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	2.36%	05/30/2025		1,552	1,557,880
Spirit Aerosystems, Inc., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	01/15/2025		2,838	2,866,585
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.36%	05/30/2025		9,257	9,154,352
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.36%	12/09/2025		1,356	1,340,038
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.36%	08/22/2024		2,936	2,906,346
					53,244,126

Air Transport–3.42%
Avolon TLB Borrower 1 (US) LLC
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	2.50%	01/15/2025		658	656,813
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		10,461	10,387,210
Term Loan B-5 (1 mo. USD LIBOR + 2.50%)	3.25%	12/01/2027		3,588	3,601,035
Delta Air Lines, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	05/01/2023		8,897	8,982,982
eTraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR	2,122	2,427,725
JetBlue Airways Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.25%	07/01/2024		2,235	2,306,051
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		9,276	9,925,077
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027		10,707	11,353,041
United Airlines, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.87%	04/01/2024		102	100,057
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		137	133,229
					49,873,220

Automotive–3.72%
American Axle & Manufacturing, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.00%	04/06/2024		1,938	1,938,990
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 5.75%)(e)	5.86%	05/22/2025		3,891	3,920,617
Belron Finance US LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	2.46%	10/30/2026		1,223	1,225,600
Ford Motor Co., Delayed Draw Term Loan (3 mo. USD LIBOR + 1.75%)	1.87%	12/31/2022		7,507	7,319,097
Garrett Borrowing LLC
DIP Term Loan (1 mo. USD LIBOR + 4.50%)(e)	5.50%	03/31/2021		3,793	3,802,948
Term Loan A(d)	-	09/27/2023	EUR	1,873	2,253,943
Term Loan B (3 mo. EURIBOR + 3.75%)(h)	3.75%	09/27/2025	EUR	306	368,648
Term Loan B (1 mo. PRIME + 2.50%)(h)	5.75%	09/27/2025		6,193	6,177,453
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.13%	03/03/2025		1,073	1,061,912

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Highline Aftermarket Acquisition LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		$4,181	$4,202,180
IAA Spinco, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	2.38%	06/28/2026		2,248	2,253,457
Les Schwab Tire Centers, Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/26/2027		5,463	5,490,374
Mavis Tire Express Services Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	03/20/2025		1,960	1,970,996
Navistar, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	3.62%	11/06/2024		933	935,246
Project Boost Purchaser LLC, Term Loan C (1 mo. USD LIBOR + 4.25%)	5.00%	06/01/2026		708	714,806
TI Group Automotive Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.00%	12/31/2024		812	815,786
Transtar Holding Co.
Delayed Draw Term Loan
(Acquired 07/06/2017; Cost $243,131)(e)(f)(g)	0.00%	04/11/2022		243	243,737
Term Loan
(Acquired 04/11/2017-01/22/2021; Cost $880,904)(d)(e)(f)	-	04/11/2022		926	930,818
Truck Hero, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/20/2028		1,678	1,682,085
Visteon Corp., Term Loan (3 mo. USD LIBOR + 1.75%)	1.94%	03/25/2024		495	492,874
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	3.11%	02/05/2026		1,328	1,320,753
Winter Park Intermediate, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	11/06/2027		5,185	5,187,035
					54,309,355

Beverage & Tobacco–0.07%
AI Aqua Merger Sub, Inc., First Lien Incremental Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	12/13/2023		216	217,852
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024		809	763,746
					981,598

Building & Development–1.80%
ACProducts, Inc., First Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	08/18/2025		2,426	2,489,299
Advanced Drainage Systems, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	2.38%	09/30/2026		1,123	1,126,823
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.11%	01/15/2027		4,149	4,138,413
American Residential Services LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/07/2027		847	853,265
Apcoa Parking Holdings GmbH (Germany), Term Loan B-2 (3 mo. EURIBOR + 7.25%)	7.25%	03/20/2024	EUR	370	444,965
Brookfield Retail Holdings VII Sub 3 LLC
Term Loan A-2 (3 mo. USD LIBOR + 3.00%)	3.11%	08/28/2023		1,016	998,707
Term Loan B (3 mo. USD LIBOR + 2.50%)	2.61%	08/27/2025		1,257	1,227,289
DiversiTech Holdings, Inc., Term Loan B-1(d)	-	06/03/2024		1,594	1,601,450
LBM Holdings LLC
Delayed Draw Term Loan(d)	-	12/08/2027		247	248,326
Term Loan(d)	-	12/08/2027		1,114	1,117,469
Quikrete Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	2.61%	02/01/2027		1,026	1,025,422
Re/Max LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	3.50%	12/15/2023		4,696	4,710,180
Realogy Group LLC, Term Loan (3 mo. USD LIBOR + 2.25%)	3.00%	02/08/2025		367	366,553
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	07/24/2024		2,895	2,897,072
White Cap Buyer LLC, Term Loan(d)	-	10/31/2027		3,000	3,016,200
					26,261,433

Business Equipment & Services–9.65%
Adevinta ASA (Norway), Term Loan B (d)	-	10/22/2027		1,399	1,411,405
AlixPartners, LLP, Term Loan B(d)	-	02/15/2028		2,174	2,176,113
Asurion LLC, Term Loan B-8(d)	-	12/31/2026		1,480	1,477,834
AutoScout24 (Speedster Bidco GmbH) (Germany), Second Lien Term Loan (3 mo. EURIBOR + 6.25%)	6.25%	02/14/2028	EUR	470	569,669
AVS Group GmbH (Germany), Term Loan B-2 (6 mo. EURIBOR + 3.75%)	3.75%	09/10/2026	EUR	997	1,191,343
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/22/2024		3,067	3,078,133
Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	10/30/2026		3,894	3,914,049
Term Loan (1 mo. USD LIBOR + 3.00%)	3.11%	10/30/2026		4,210	4,213,191
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate
(Acquired 02/15/2019-02/26/2021; Cost $1,098,731)(f)(i)	9.50%	08/15/2023		1,121	400,808
Term Loan (3 mo. USD LIBOR + 7.50%)
(Acquired 02/15/2019-11/12/2020; Cost $765,331)(f)	8.50%	02/15/2023		818	711,720
Ciox, Term Loan (1 mo. USD LIBOR + 5.00%)	6.00%	12/16/2025		2,745	2,761,915

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Constant Contact, Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(e)	7.62%	02/15/2029		$1,980	$1,945,371
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	7.36%	08/08/2026		234	228,839
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%)
(Acquired 07/26/2019-01/06/2021; Cost $979,405)(f)	11.00%	07/26/2023		998	980,331
Dakota Holding Corp., Second Lien Term Loan B (1 mo. USD LIBOR + 8.00%)(e)	9.00%	03/06/2028		2,020	2,065,868
Dun & Bradstreet Corp. (The)
Incremental Term Loan(d)	-	02/06/2026		1,710	1,714,855
Term Loan(d)	-	02/06/2026		3,000	3,009,375
FleetCor Technologies Operating Co. LLC, Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.86%	08/02/2024		785	785,131
GI Revelation Acquisition LLC
First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	5.11%	04/16/2025		2,835	2,827,920
Second Lien Term Loan (3 mo. USD LIBOR + 9.00%)	9.11%	04/16/2026		1,148	1,154,082
GlobalLogic Holdings, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	4.50%	09/14/2027		1,985	2,002,276
Hillman Group, Inc. (The)
Delayed Draw Term Loan(d)	-	02/23/2028		468	468,896
Term Loan B-1(d)	-	02/23/2028		2,130	2,135,008
Term Loan B-2(d)	-	02/23/2028		174	174,305
Holding Socotec (France), Term Loan B-2(d)	-	07/29/2024	GBP	1,000	1,386,234
I-Logic Technologies Bidco Ltd. (United Kingdom)
First Lien Term Loan B(d)	-	10/31/2027	EUR	373	453,121
First Lien Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	02/04/2028		1,581	1,592,160
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.81%	06/23/2024	GBP	3,856	5,076,584
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (3 mo. USD LIBOR + 4.00%)
(Acquired 06/01/2018-05/10/2019; Cost $448,203)(f)	5.00%	11/21/2024		451	452,562
KAR Auction Services, Inc., Term Loan B-6 (1 mo. USD LIBOR + 2.25%)	2.38%	09/15/2026		3,782	3,734,732
Karman Buyer Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	10/31/2027		5,047	5,085,825
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.86%	02/05/2027		3,853	3,875,965
Learning Care Group (US) No. 2, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	03/13/2025		2	2,221
Monitronics International, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		13,456	12,778,540
Term Loan (1 mo. USD LIBOR + 5.00%)	6.50%	08/30/2024		9,269	9,306,524
NielsenIQ, Inc.
Term Loan B(d)	-	02/05/2028		3,050	3,060,451
Term Loan B(d)	-	02/05/2028	EUR	912	1,104,920
OCM System One Buyer CTB LLC, Term Loan B(d)(e)	-	02/28/2028		1,578	1,585,524
On Assignment, Inc., Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.86%	04/02/2025		1,067	1,072,146
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.86%	11/18/2026		4,003	3,989,805
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.50%	09/23/2026		9,425	9,446,528
Prometric Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	01/29/2025		127	124,173
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	4.25%	11/08/2024		2,423	2,431,949
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	11/14/2022		11,431	11,438,255
Sportradar Capital (Switzerland), Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	11/22/2027	EUR	653	792,856
Tech Data Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	3.61%	06/30/2025		5,267	5,310,409
Tempo Acquisition LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/02/2026		2	1,691
Trans Union LLC, Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	1.86%	11/16/2026		489	490,364
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(e)	5.99%	03/20/2027		1,496	1,495,558
Ventia Deco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	05/21/2026		5,737	5,762,480
Verra Mobility Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.36%	02/28/2025		2,409	2,413,855
Virtusa Corp., Term Loan B(d)	-	12/09/2027		1,619	1,632,246
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		1,481	1,481,166
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		283	282,712
WEX, Inc., Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	2.36%	05/17/2026		678	677,365
WowMidco S.A.S. (France), Term Loan B (3 mo. GBP LIBOR + 4.50%)	4.53%	08/08/2026	GBP	704	983,893
					140,721,251

Cable & Satellite Television–2.52%
Atlantic Broadband Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	2.11%	01/03/2025		5,654	5,643,380
Charter Communications Operating LLC, Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.87%	04/30/2025		38	37,967

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–(continued)
CSC Holdings LLC
Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	2.36%	01/15/2026		$529	$526,887
Term Loan (3 mo. USD LIBOR + 2.25%)	2.36%	07/17/2025		2,906	2,897,404
Term Loan (1 mo. USD LIBOR + 2.50%)	2.61%	04/15/2027		567	566,570
Mediacom Illinois LLC, Term Loan N (3 mo. USD LIBOR + 1.75%)	1.84%	02/15/2024		336	336,924
Numericable-SFR S.A. (France), Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	4.20%	08/14/2026		3,681	3,690,322
UPC Financing Partnership
Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.36%	04/30/2028		154	153,609
Term Loan B-1(d)	-	01/31/2029		4,434	4,448,237
Term Loan B-2(d)	-	01/31/2029		4,434	4,448,237
Virgin Media Bristol LLC (United Kingdom)
Term Loan(d)	-	01/15/2029		5,558	5,572,230
Term Loan N (1 mo. USD LIBOR + 2.50%)	2.61%	01/31/2028		8,441	8,435,045
					36,756,812

Chemicals & Plastics–3.99%
Aruba Investments, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	11/24/2027		1,720	1,741,915
Second Lien Term Loan (6 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028		2,282	2,308,549
Ascend Performance Materials Operations LLC, Term Loan (3 mo. USD LIBOR + 4.75%)	5.50%	08/27/2026		7,387	7,497,216
Axalta Coating Systems US Holdings, Inc., Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	2.00%	06/01/2024		85	84,579
BASF Construction Chemicals (Germany), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	07/30/2027	EUR	512	622,180
BCPE Max Dutch Bidco B.V. (Netherlands)
Term Loan B(d)	-	10/31/2025	EUR	318	384,169
Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	10/31/2025	EUR	750	908,609
Colouroz Investment LLC (Germany)
First Lien Term Loan B-5
(Acquired 06/24/2020-09/30/2020; Cost $347,179)(d)(f)	-	09/21/2023	EUR	332	391,539
First Lien Term Loan B-6
(Acquired 08/13/2020-09/30/2020; Cost $48,938)(d)(f)	-	09/21/2023	EUR	47	55,048
First Lien Term Loan B-7
(Acquired 08/13/2020-09/30/2020; Cost $119,694)(d)(f)	-	09/21/2023	EUR	114	134,642
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(i)	0.75%	09/21/2023		4,215	4,102,497
PIK First Lien Term Loan B-4, 0.75% PIK Rate, 5.00% Cash Rate
(Acquired 06/09/2020-12/31/2020; Cost $72,824)(f)(i)	0.75%	09/21/2023	EUR	69	81,629
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(i)	0.75%	09/21/2023		619	602,326
PIK First Lien Term Loan, 0.75% PIK Rate, 5.00% Cash Rate
(Acquired 06/09/2020-12/31/2020; Cost $3,627,564)(f)(i)	0.75%	09/21/2023	EUR	3,438	4,058,859
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate(i)	5.75%	09/05/2022		52	44,694
Term Loan B-3(d)	-	09/21/2023	EUR	1	1,522
Emerald Performance Materials LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	08/11/2025		716	720,211
Encapsys LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.25%	11/07/2024		15	15,443
Ferro Corp.
Term Loan B-1 (3 mo. USD LIBOR + 2.25%)	2.50%	02/14/2024		42	41,957
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	2.50%	02/14/2024		136	135,713
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	2.50%	02/14/2024		133	132,824
Fusion, Term Loan(d)(e)	-	01/07/2026		2,136	2,115,055
H.B. Fuller Co., Term Loan (3 mo. USD LIBOR + 2.00%)	2.11%	10/20/2024		332	332,044
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/14/2028		1,604	1,607,844
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	01/14/2029		342	346,757
Ineos Quattro Holdings Ltd. (United Kingdom), Term Loan B(d)	-	01/21/2026		4,637	4,663,519
Invictus US NewCo LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	3.11%	03/28/2025		3,479	3,478,384
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.86%	03/30/2026		1,606	1,594,591
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	11/30/2027	EUR	528	639,164
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.75%	03/02/2026		7,679	7,688,596
Oxea Corp.
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	10/11/2024	EUR	1,460	1,743,734
Term Loan B-2 (3 mo. USD LIBOR + 3.50%)	3.63%	10/14/2024		3,849	3,840,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/26/2026	EUR	408	$484,370
Term Loan B (3 mo. USD LIBOR + 4.75%)	5.02%	02/27/2026		$1,124	1,098,324
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(e)	4.75%	11/19/2027		2,709	2,726,012
Proampac PG Borrower LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	11/03/2025		1,056	1,059,874
Tronox Finance LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	3.25%	09/23/2024		40	39,620
Univar, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.00%)	2.11%	07/01/2026		659	658,339
					58,183,093

Clothing & Textiles–0.87%
ABG Intermediate Holdings 2 LLC, Incremental Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	09/29/2024		426	430,458
Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	01/20/2028		1,334	1,337,312
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)(e)	4.36%	05/17/2026		695	697,207
Mascot Bidco Oy (Finland)
Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR	1,183	1,413,816
Term Loan B-2 (3 mo. EURIBOR + 6.25%)	6.25%	03/30/2026	EUR	619	747,488
New Trojan Parent, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	02/01/2028		634	636,237
Tumi, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025		7,205	7,290,946
Term Loan B (3 mo. USD LIBOR + 1.75%)	1.86%	04/25/2025		85	84,054
					12,637,518

Conglomerates–0.41%
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.86%	10/01/2026		1,308	1,314,129
Safe Fleet Holdings LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025		3,380	3,334,452
First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.75%)(e)	4.75%	02/03/2025		841	838,536
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026		580	526,711
					6,013,828

Containers & Glass Products–3.64%
Berlin Packaging LLC
Term Loan (3 mo. USD LIBOR + 3.00%)	3.13%	11/07/2025		3,113	3,096,995
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.26%	11/07/2025		889	884,537
Berry Global, Inc.
Term Loan X (1 mo. USD LIBOR + 2.00%)	2.12%	01/19/2024		668	668,773
Term Loan Y (1 mo. USD LIBOR + 2.00%)	2.12%	07/01/2026		10,519	10,528,984
Consolidated Container Co. LLC, Term Loan B(d)	-	01/29/2028		2,464	2,463,631
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.25%)	5.00%	03/29/2024		9,423	9,117,098
Flex Acquisition Co., Inc., Incremental Term Loan B (3 mo. USD LIBOR + 3.00%)	3.24%	06/29/2025		1,448	1,439,839
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023		2,417	2,415,349
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	10/21/2024		393	391,425
Graham Packaging Co., Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	07/29/2027		1,014	1,017,245
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023		5,874	5,435,742
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	3,526	4,212,988
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	1,352	1,615,616
Klockner Pentaplast of America, Inc.
Term Loan B(d)	-	03/01/2026	EUR	759	913,816
Term Loan B(d)	-	03/01/2026		772	775,343
Libbey Glass, Inc., Term Loan
(Acquired 11/13/2020; Cost $2,848,226)(d)(f)	-	11/12/2025		3,152	3,123,870
Pretium PKG Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/14/2027		2,153	2,165,883
Reynolds Group Holdings, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	3.36%	02/16/2026		1,329	1,326,089
TricorBraun, Inc., Term Loan (1 mo. PRIME +2.75%)	6.00%	11/30/2023		231	230,873
Trident TPI Holdings, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.00%	10/17/2024		1,268	1,268,853
					53,092,949

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cosmetics & Toiletries–1.16%
Alphabet Holding Co., Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	7.86%	09/26/2025		$3,043	$3,060,133
Anastasia Parent LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.00%	08/11/2025		1,520	1,051,860
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	2.37%	04/05/2025		8,743	8,483,099
Domtar Personal Care, Term Loan B(d)(e)	-	03/01/2028		2,132	2,139,747

KDC/One (Canada), Term Loan (3 mo. EURIBOR + 5.00%)	5.00%	12/22/2025	EUR	274	332,493
Parfums Holding Co., Inc., First Lien Term Loan(d)	-	06/30/2024		632	630,408

Rodenstock GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.25%)	5.25%	06/05/2026	EUR	1,052	1,278,181

					16,975,921

Drugs–0.06%
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.09%	11/15/2027		207	206,506
Pharmaceutical Product Development, Inc., Term Loan(d)	-	01/06/2028		704	707,753

					914,259

Ecological Services & Equipment–0.20%
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	3.50%	05/30/2025		1,566	1,575,049
Patriot Container Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/20/2025		533	532,306

Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	03/20/2026		322	301,016

Tunnel Hill Partners L.P., Term Loan (3 mo. USD LIBOR + 3.50%)
(Acquired 10/01/2018-05/10/2019; Cost $497,403)(f)	3.61%	02/06/2026		496	486,680

					2,895,051

Electronics & Electrical–13.34%
Applied Systems, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	09/19/2024		21	20,987
Barracuda Networks, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/30/2028		313	319,807
Boxer Parent Co., Inc., Term Loan B(d)	-	10/02/2025	EUR	465	561,659
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.11%	04/18/2025		3,880	3,902,417
Cambium Learning Group, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.75%	12/18/2025		1,647	1,652,483
Camelia Bidco Ltd. (United Kingdom), Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	4.78%	10/14/2024	GBP	2,136	2,960,103
CDK International (Concorde Lux) (Luxembourg), Term Loan B(d)	-	02/19/2028	EUR	404	489,402
Clodera, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)(e)	3.25%	12/20/2027		1,420	1,426,747
CommerceHub, Inc., Term Loan B(d)	-	01/01/2028		2,041	2,053,995
CommScope, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	3.36%	04/06/2026		2,586	2,589,126
Cornerstone OnDemand, Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	4.36%	04/22/2027		2,851	2,870,163
Dedalus Finance GmbH (Germany), Term Loan(d)	-	07/16/2027	EUR	735	892,494
Delta Topco, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027		7,248	7,294,463
Devoteam (Castillon S.A.S. - Bidco) (France)
Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	10/09/2027	EUR	478	577,294
Term Loan B-2(d)	-	10/09/2027	EUR	134	161,210
Diebold Nixdorf, Inc., Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR	2,445	2,926,353
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	02/04/2028		3,568	3,579,303
Energizer Holdings, Inc., Term Loan(d)	-	12/22/2027		2,737	2,745,103
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.11%	05/06/2026		2,740	2,733,533
Everest Bidco S.A.S. (France), First Lien Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	07/04/2025	EUR	2,794	3,334,475
Exact Holding N.V., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	11/09/2027		548	550,489
Finastra USA, Inc. (United Kingdom), First Lien Term Loan(d)	-	06/13/2024		5,450	5,406,303
Forcepoint, Term Loan B (1 mo. USD LIBOR + 4.50%)	4.71%	02/01/2028		2,190	2,192,340
Go Daddy Operating Co. LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	2.61%	08/12/2027		7,237	7,256,190
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	07/01/2024		1,184	1,190,358
Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	7.75%	07/07/2025		585	592,605
IGT Holding IV AB (Sweden), Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.25%	07/29/2024		1,676	1,657,178
Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027		1,845	1,813,487
Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	01/10/2026		2,132	2,143,172
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Infinite Electronics
Second Lien Term Loan(d)	-	02/24/2029		$586	$588,557
Term Loan B(d)	-	02/24/2028		1,524	1,527,330
ION Corp., Term Loan (1 mo. USD LIBOR + 4.25%)	4.52%	10/02/2025		1,851	1,859,061
Liftoff Mobile, Inc., Term Loan B(d)	-	02/17/2028		1,385	1,384,950
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.87%	08/28/2027		10,562	10,573,920
Marcel Bidco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(e)	4.75%	12/31/2027		2,153	2,166,728
Mavenir Systems, Inc., Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	05/08/2025		5,235	5,248,505
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024		3,242	3,256,790
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	4.27%	03/06/2026		1,288	1,293,214
MTS Systems Corp., Term Loan B (3 mo. USD LIBOR + 3.25%)	4.00%	07/05/2023		746	747,080
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	6.00%	04/29/2026		4,752	4,535,566
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.72%	08/28/2026		4,672	4,646,853
Neustar, Inc.
Term Loan B-4 (3 mo. USD LIBOR + 3.50%)	4.50%	08/08/2024		4,552	4,400,978

Term Loan B-5 (3 mo. USD LIBOR + 4.50%)	5.50%	08/08/2024		958	935,256
Oberthur Technologies of America Corp., Term Loan B (3 mo. EURIBOR + 3.75%)
(Acquired 01/09/2018; Cost $1,505,827)(f)	3.75%	01/10/2024	EUR	1,267	1,525,765
ON Semiconductor Corp., Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	2.11%	09/19/2026		1,338	1,342,059

Open Text Corp. (Canada), Term Loan (3 mo. USD LIBOR + 1.75%)	1.86%	05/30/2025		72	71,785
Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		1,215	1,033,103
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		7,426	7,112,687
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	01/02/2025		3,588	3,444,352
Project Leopard Holdings, Inc.
Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/07/2023		4,206	4,231,400
Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	07/07/2023		845	847,570
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.46%	05/16/2025		10,931	10,974,540
RealPage, Inc., Term Loan B(d)	-	02/15/2028		4,859	4,870,842
Renaissance Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	3.36%	05/30/2025		45	44,582
Second Lien Term Loan(d)	-	05/29/2026		525	525,177
Resideo Funding, Inc., Term Loan B(d)	-	02/08/2028		911	911,202
Riverbed Technology, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	12/31/2025		8,235	8,024,381
PIK Second Lien Term Loan, 4.50% PIK Rate, 7.50% Cash Rate(i)	4.50%	12/31/2026		3,943	3,209,946
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		321	315,155
Severin Acquisition LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.36%	08/01/2025		8	8,016
SkillSoft Corp., Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	04/27/2025		4,736	4,734,888
SmartBear (AQA Acquisition Holdings, Inc), Term Loan B(d)(e)	-	12/01/2027		1,430	1,435,138

SonicWall U.S. Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	3.68%	05/16/2025		3,145	3,121,116
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	3.73%	03/05/2027		829	827,425
SS&C Technologies, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.86%	04/16/2025		3,930	3,924,737
Term Loan B-4 (3 mo. USD LIBOR + 1.75%)	1.86%	04/16/2025		2,992	2,988,609
Term Loan B-5 (3 mo. USD LIBOR + 1.75%)	1.86%	04/16/2025		3,900	3,894,911
Sybil Software LLC, Term Loan (3 mo. USD LIBOR + 2.25%)	3.25%	09/29/2023		737	739,925
TTM Technologies, Inc., Term Loan B (3 mo. USD LIBOR + 2.50%)	2.62%	09/28/2024		1,843	1,848,047
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.86%	05/04/2026		6,587	6,625,336
Incremental Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	05/01/2026		1,037	1,044,674
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	05/10/2027		198	205,200
Veritas US, Inc., Term Loan B-1 (3 mo. EURIBOR + 5.50%)	6.50%	08/13/2025	EUR	602	734,192
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)(e)	5.75%	02/18/2027		2,919	2,947,760
Weld North Education LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/17/2027		1,899	1,904,920

					194,527,467

Equipment Leasing–0.14%
Delos Finance S.a.r.l. (Luxembourg), Term Loan (3 mo. USD LIBOR + 1.75%)	2.00%	10/06/2023		2,071	2,073,817

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–0.74%
Alter Domus (Participations S.a.r.l.) (Luxembourg)
Term Loan B(d)	-	02/28/2028	EUR	403	$488,511
Term Loan B(d)	-	02/28/2028		$943	946,121
Evergood 4 APS (Denmark), Second Lien Term Loan (3 mo. EURIBOR + 7.00%)	8.00%	02/06/2027	EUR	1,154	1,395,492
Everi Payments, Inc. Term Loan B (3 mo. USD LIBOR + 2.75%)	3.50%	05/09/2024		2,000	1,997,080
Term Loan B (1 mo. USD LIBOR + 10.50%)(e)	11.50%	05/09/2024		408	430,662
SGG Holdings S.A. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR	695	838,716
Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025		486	486,858
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	4.94%	02/10/2027		1,353	1,359,848
Washington Prime Group L.P. Revolver Loan(d)	-	12/30/2021		2,390	2,210,803
Term Loan(d)	-	12/30/2022		669	619,025

					10,773,116

Food Products–1.12%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	12/18/2026		762	768,673
Biscuit International S.A.S. (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2027	EUR	685	819,447
CSM Bakery Supplies LLC, First Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.25%	01/04/2022		6,189	6,160,797
Dole Food Co., Inc., Term Loan B(d)	-	04/06/2024		2,000	2,004,660
Froneri International PLC (United Kingdom), Second Lien Term Loan (3 mo. EURIBOR + 5.75%)	5.75%	01/28/2028	EUR	127	154,483
H-Food Holdings LLC Incremental Term Loan B-2(d)	-	05/23/2025		1,500	1,503,757
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025		500	504,197
Hostess Brands LLC, First Lien Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	08/03/2025		148	147,928
Shearer’s Foods LLC First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	09/15/2027		3,884	3,908,895
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	09/15/2028		422	422,184

					16,395,021

Food Service–2.08%
Aramark Services, Inc. Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.86%	03/11/2025		418	414,007

Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.86%	01/15/2027		1,317	1,306,795
Carlisle FoodService Products, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	03/20/2025		1,240	1,195,656
Euro Garages (Netherlands) Term Loan (3 mo. USD LIBOR + 4.00%)	4.25%	02/06/2025		925	924,083
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.25%	02/06/2025		1,236	1,234,579
Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.77%	02/07/2025	GBP	1,098	1,519,327
Financiere Pax SAS, Term Loan B(d)	-	07/01/2026	EUR	2,822	3,149,569
IRB Holding Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/01/2027		2,803	2,817,644
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.86%	11/19/2026		14,847	14,725,315
NPC International, Inc., Second Lien Term Loan(h)(j)	0.00%	04/18/2025		669	13,371
Pizza Hut Holdings LLC, Term Loan B (3 mo. USD LIBOR + 1.75%)	1.86%	04/03/2025		24	23,690
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	5.50%	11/29/2024		2,945	2,955,604

					30,279,640

Health Care–3.68%
athenahealth, Inc., Term Loan B (d)	-	02/11/2026		1,028	1,036,629

Dentalcorp Perfect Smile ULC (Canada), First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	06/06/2025		100	99,527
Elanco Animal Health, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.87%	07/30/2027		310	309,434
Explorer Holdings, Inc. First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027		1,382	1,390,197
Incremental Term Loan(d)	-	02/04/2027		1,293	1,301,128
EyeCare Partners LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	3.87%	02/05/2027		38	37,891

Femur Buyer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.75%	03/05/2026		35	34,167
Gainwell Holding Corp. Term Loan B(d)	-	10/01/2027		3,156	3,151,796
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027		3,229	3,225,837

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Global Medical Response, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/02/2025		$4,692	$4,705,264
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	3.86%	08/06/2026		4,923	4,935,552
IQVIA, Inc. Incremental Term Loan B-2 (3 mo. USD LIBOR + 1.75%)	1.86%	01/17/2025		418	418,509
Incremental Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	2.00%	06/11/2025		53	52,632
Term Loan B-1 (3 mo. USD LIBOR + 1.75%)	1.86%	03/07/2024		155	155,424
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR	2,795	3,246,830
MedAssets Sotware Intermediate Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/28/2028		2,067	2,075,032
Nemera (Financiere N BidCo) (France), Incremental Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/22/2026	EUR	222	266,663
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany) Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR	388	472,145
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR	224	272,731
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	3.36%	06/30/2025		2,158	2,164,214
Prophylaxis B.V. (Netherlands) PIK Term Loan B, 9.75% PIK Rate, 0.50% Cash Rate(e)(i)	9.75%	06/30/2025	EUR	584	712,356
Term Loan A (3 mo. EURIBOR + 4.50%)(e)	4.50%	06/30/2025	EUR	1,519	1,821,842
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/08/2027		5,240	5,283,744
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	07/23/2026		185	185,956
Terveys-ja hoivapalvelut Suomi Oy (Finland), Second Lien Term Loan (3 mo. EURIBOR + 7.25%)	7.25%	07/19/2026	EUR	986	1,189,848
Unified Womens Healthcare, L.P., Term Loan B(d)	-	12/17/2027		2,595	2,614,800
Unilabs Diagnostics AB (Sweden), Revolver Loan(e)(g)	0.00%	04/01/2021	EUR	1,850	2,217,874
Upstream Newco, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	4.61%	10/22/2026		82	82,599
Verscend Holding Corp., Term Loan B-1(d)	-	08/07/2025		1,155	1,162,867
Waystar, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)(e)	4.75%	10/20/2026		1,661	1,669,277
Women’s Care Holdings, Inc. LLC First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	01/15/2028		1,286	1,289,975
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	01/15/2029		551	551,438
WP CityMD Bidco LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	08/13/2026		5,498	5,521,508

					53,655,686

Home Furnishings–1.27%
Hayward Industries, Inc. First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	08/04/2026		277	278,013
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	3.61%	08/05/2024		733	734,790
Hilding Anders AB (Sweden), PIK Term Loan B, 0.75% PIK Rate, 5.00% Cash Rate(i)	0.75%	11/29/2024	EUR	2,209	2,026,314
Serta Simmons Bedding LLC First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		1,941	1,969,550
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		5,485	5,188,386
TGP Holdings III LLC First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	09/25/2024		4,391	4,407,920
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	09/25/2025		1,002	991,539
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	10/20/2027		2,955	2,971,091

					18,567,603

Industrial Equipment–1.80%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027		2,763	2,776,375

Alpha AB Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/30/2025	EUR	1,073	1,293,473

Altra Industrial Motion Corp., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.11%	10/01/2025		45	45,043
CIRCOR International, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024		372	369,314
Columbus McKinnon Corp., Term Loan (3 mo. USD LIBOR + 2.50%)	3.50%	01/31/2024		85	85,264
Crosby US Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.75%)	4.86%	06/27/2026		1,249	1,245,082
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	12/16/2027		1,896	1,900,875
Engineered Machinery Holdings, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/19/2024		170	170,100
Gardner Denver, Inc. Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.86%	03/01/2027		1,154	1,153,043

Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.86%	03/31/2027		1,866	1,865,862

Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.86%	03/01/2027		1,726	1,725,895

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Kantar (United Kingdom) Revolver Loan(d)(e)	-	06/04/2026		$4,240	$3,858,416
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.98%	11/26/2026		3,233	3,235,326
MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 2.75%)	3.50%	07/31/2025		383	384,736
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(e)	5.00%	03/08/2025		1,265	1,037,250
North American Lifting Holdings, Inc. Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	10/16/2024		136	142,100
Term Loan (1 mo. USD LIBOR + 11.00%)	12.00%	04/16/2025		62	60,036
Robertshaw US Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	9.00%	02/28/2026		1,177	1,026,775
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.11%	08/14/2026		3,711	3,724,765
Terex Corp., Term Loan (3 mo. USD LIBOR + 2.00%)	2.75%	01/31/2024		190	189,666

					26,289,396

Insurance–1.26%
Acrisure LLC, Term Loan (d)	-	01/31/2027		3,966	3,948,174
Alliant Holdings Intermediate LLC Term Loan(d)	-	05/09/2025		2,000	1,988,760
Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	4.25%	10/15/2027		475	477,326
AmWINS Group LLC, Term Loan(d)	-	02/17/2028		870	871,392

Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	09/01/2027		3,115	3,129,913

Sedgwick Claims Management Services, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	3.36%	12/31/2025		721	717,126

USI, Inc. Term Loan (3 mo. USD LIBOR + 3.00%)	3.25%	05/16/2024		5,000	4,969,625
Term Loan (1 mo. USD LIBOR + 4.00%)	4.25%	12/02/2026		2,233	2,224,161

					18,326,477

Leisure Goods, Activities & Movies–3.88%
Alpha Topco Ltd. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024		9,177	9,160,401
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.20%	04/22/2026		3,205	2,765,250
Banijay Entertainment S.A.S. (France), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/01/2025	EUR	410	496,594
Bright Horizons Family Solutions, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	2.50%	11/07/2023		133	132,808
Crown Finance US, Inc. Term Loan(d)	-	05/23/2024		1,606	2,056,359
Term Loan(d)	-	02/28/2025	EUR	356	368,178
Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	02/28/2025		649	564,509
Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	09/20/2026		5,664	4,866,445
CWGS Group LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	3.50%	11/08/2023		5,133	5,136,558
Dorna Sports S.L. (Spain) Term Loan B-2 (3 mo. USD LIBOR + 3.50%)	3.76%	04/12/2024		3,799	3,746,422
Term Loan B-2 (3 mo. EURIBOR + 3.25%)	3.25%	05/03/2024	EUR	347	417,703
Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	04/18/2025		728	661,271
HNVR Holdco Ltd. (United Kingdom) Term Loan B(d)	-	09/12/2025	EUR	3,202	3,528,957

Term Loan C(d)	-	09/12/2027	EUR	2,534	2,777,609

Invictus Media S.L.U. (Spain) Term Loan A-1 (3 mo. EURIBOR + 4.25%)	4.25%	06/26/2024	EUR	458	525,697

Term Loan A-2 (3 mo. EURIBOR + 4.25%)	4.25%	06/26/2024	EUR	284	326,044
Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/26/2025	EUR	1,357	1,542,115
Term Loan B-2 (3 mo. EURIBOR + 4.75%)	4.75%	06/26/2025	EUR	816	927,319
Lakeland Tours LLC PIK Term Loan, 13.25% PIK Rate(i)	13.25%	09/30/2027		760	293,842
PIK Term Loan, 6.00% PIK Rate, 2.75% Cash Rate(i)	6.00%	09/25/2025		604	549,763
PIK Term Loan, 6.00% PIK Rate, 2.75% Cash Rate(i)	6.00%	09/30/2025		758	520,768
PIK Term Loan, 6.00% PIK Rate, 7.25% Cash Rate(i)	6.00%	09/25/2023		349	350,826
Live Nation Entertainment, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.88%	10/19/2026		445	436,573
Merlin (Motion Finco S.a.r.l. and LLC) (United Kingdom), Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	10/16/2026	EUR	2,928	3,444,908
Parques Reunidos (Spain), Incremental Term Loan B-2 (3 mo. EURIBOR + 7.50%)	7.50%	09/16/2026	EUR	1,704	2,045,497
Sabre GLBL, Inc., Term Loan B(d)	-	12/31/2027		998	1,010,699

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Seaworld Parks & Entertainment, Inc., Term Loan B-5 (3 mo. USD LIBOR + 3.00%)	3.75%	04/01/2024		$4,003	$3,956,651
Six Flage Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.87%	04/17/2026		1,229	1,203,630
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/21/2026	EUR	2,541	2,800,947

					56,614,343

Lodging & Casinos–3.36%
Aimbridge Acquisition Co., Inc. Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	02/01/2026		2,656	2,676,423
Term Loan (1 mo. USD LIBOR + 3.75%)	3.86%	02/01/2026		1,340	1,293,621
Aristocrat Technologies, Inc. Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024		2,603	2,624,466
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.97%	10/19/2024		15	15,303
B&B Hotels S.A.S. (France) Second Lien Term Loan B (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR	1,204	1,361,161
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	5,920	6,753,323
Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.00%	05/10/2026		2,063	2,049,229
Caesars Resort Collection LLC Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.61%	06/30/2025		1,303	1,308,463
Term Loan B (3 mo. USD LIBOR + 2.75%)	2.86%	12/23/2024		8,184	8,126,856
CityCenter Holdings LLC, Term Loan B (3 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024		4,952	4,920,591
ESH Hospitality, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.11%	09/18/2026		1,278	1,273,009
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.11%	11/30/2023		205	204,736

Hilton Worldwide Finance LLC, Term Loan B-2 (3 mo. USD LIBOR + 1.75%)	1.87%	06/22/2026		1,763	1,760,811
PCI Gaming Authority, Term Loan B (3 mo. USD LIBOR + 2.50%)	2.61%	05/29/2026		2,283	2,283,611
RHP Hotel Properties L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.12%	05/11/2024		603	600,689
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.86%	08/14/2024		56	54,758
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	3.75%	07/10/2025		4,407	4,428,917
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027		3,708	3,673,783
VICI Properties 1 LLC, Term Loan B (3 mo. USD LIBOR + 1.75%)	1.86%	12/20/2024		3,530	3,512,511

					48,922,261

Nonferrous Metals & Minerals–0.75%
American Rock Salt Co. LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/21/2025		1,791	1,797,848
Covia Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	07/31/2026		1,221	1,177,431
Form Technologies LLC Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	01/30/2023		25	25,230
Term Loan (1 mo. USD LIBOR + 5.00%)(e)	6.00%	07/19/2025		3,241	3,257,327
Term Loan(d)(e)	-	10/27/2025		1,402	1,418,995
Kissner Group, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	03/01/2027		3,176	3,184,397

					10,861,228

Oil & Gas–2.90%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.11%	05/21/2025		4,662	4,317,842
Crestwood Holdings LLC, Term Loan (3 mo. USD LIBOR + 7.50%)	7.62%	03/06/2023		5,850	5,269,727
Encino Acquisition Partners Holdings LLC, Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.75%	10/29/2025		3,460	3,234,788
Fieldwood Energy LLC DIP Delayed Draw Term Loan (1 mo. USD LIBOR + 8.75%) (Acquired 07/30/2020; Cost $121,339)(f)	9.75%	08/04/2021		141	190,895
DIP Delayed Draw Term
Loan Acquired 07/30/2020; Cost $1,272,635)(f)(g)	0.00%	08/04/2021		1,273	1,272,635
First Lien Term Loan
(Acquired 04/11/2018-05/29/2020; Cost $7,804,137)(f)(j)	0.00%	04/11/2022		9,458	2,853,149
Second Lien Term Loan
(Acquired 06/01/2018-05/10/2019; Cost $8,087,416)(f)(j)	0.00%	04/11/2023		8,514	20,433
Glass Mountain Pipeline Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/23/2024		1,795	762,711
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/02/2023		3,410	1,995,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Oil & Gas–(continued)
McDermott International Ltd. LOC (1 mo. USD LIBOR + 4.00%)	4.00%	06/30/2024		$2,890	$2,528,370
LOC(g)	0.00%	06/30/2024		6,610	5,982,339
Term Loan (1 mo. USD LIBOR + 3.00%)(e)	3.11%	06/30/2024		279	224,600
Term Loan (1 mo. USD LIBOR + 1.00%)	1.11%	06/30/2025		1,439	950,230
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 7.50%)(e)	8.50%	07/31/2022		3,533	3,515,020
Paragon Offshore Finance Co. (Cayman Islands), Term Loan(e)(h)(j)	0.00%	07/16/2021		17	0
Petroleum GEO-Services ASA (Norway) Revolver Loan(d)(e)	-	09/18/2023		3,365	2,584,345
Term Loan (1 mo. USD LIBOR + 7.50%)	7.76%	03/19/2024		6,544	5,327,920
Seadrill Operating L.P., PIK Term Loan, 13.00% PIK Rate (Acquired 07/30/2020-10/30/2020; Cost $1,009,738)(e)(f)(i)	13.00%	03/31/2021		1,010	1,090,734
Southcross Energy Partners L.P., Revolver Loan(e)(g)	0.00%	01/31/2025		157	152,800

					42,273,651

Publishing–2.08%
Adtalem Global Education, Inc., Term Loan B (3 mo. USD LIBOR + 3.00%)	3.11%	04/11/2025		1,703	1,693,254
Cengage Learning, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023		10,820	10,689,653
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.71%	08/21/2026		9,590	9,352,988
Lamar Media Corp., Term Loan B (1 mo. USD LIBOR + 1.50%)	1.62%	01/09/2027		2,217	2,208,861
Nielsen Finance LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	4.75%	06/30/2025		6,288	6,365,466

					30,310,222

Radio & Television–1.70%
E.W. Scripps Co. (The), Term Loan B (d)	-	12/15/2027		6,952	6,974,251
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.62%	01/02/2026		364	364,611
Nexstar Broadcasting, Inc. Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	2.36%	01/17/2024		1,127	1,128,525
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	2.87%	09/18/2026		7,911	7,934,941
Sinclair Television Group, Inc. Term Loan B (3 mo. USD LIBOR + 2.25%)	2.37%	01/03/2024		5,479	5,466,090
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.62%	09/30/2026		2,852	2,848,997

					24,717,415

Rail Industries–0.02%
Genesee & Wyoming, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.25%	12/30/2026		356	356,616

Retailers (except Food & Drug)–1.99%
BJ’s Wholesale Club, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 2.00%)	2.11%	02/03/2024		52	51,846
Claire’s Stores, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	6.61%	12/18/2026		533	508,905
CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/16/2027		4,791	4,820,669
Harbor Freight Tools USA, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	10/15/2027		2,143	2,155,125
Kirk Beauty One GmbH (Germany) Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	1,276	1,518,091
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	563	669,047
Term Loan B-3 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	1,788	2,125,825
Term Loan B-4 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	1,187	1,411,963
Term Loan B-5 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	271	322,208
Term Loan B-6 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	941	1,118,827
Term Loan B-7 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	823	979,425
Petco Animal Supplies, Inc., First Lien Term Loan(d)	-	02/25/2028		3,143	3,144,861
PetSmart, Inc., First Lien Term Loan B(d)	-	01/28/2028		10,030	10,113,204

					28,939,996

Surface Transport–0.83%
American Trailer World Corp., Term Loan B (d)(e)	-	02/28/2028		1,252	1,250,607
Kenan Advantage Group, Inc. (The) Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022		1,074	1,068,388
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022		3,612	3,594,062
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024		1,117	1,106,215

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Surface Transport–(continued)
PODS LLC, Term Loan B-4 (3 mo. USD LIBOR + 2.75%)	3.75%	12/06/2024		$3,397	$3,410,890
XPO Logistics, Inc. Term Loan B(d)	-	02/24/2025		533	533,679
Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	2.61%	02/24/2025		1,203	1,205,972

					12,169,813

Telecommunications–6.09%
Avaya, Inc., Term Loan B-2 (d)	-	12/15/2027		659	662,234
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/30/2027		1,536	1,542,017
CCI Buyer, Inc., Term Loan(d)	-	12/13/2027		4,006	4,040,941
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.36%	03/15/2027		3,050	3,045,448
Ciena Corp., Term Loan (1 mo. USD LIBOR + 1.75%)	1.86%	09/26/2025		335	336,097
Colorado Buyer, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024		3,549	3,513,498
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/18/2027		5,763	5,806,231
Eagle Broadband Investments LLC (Mega Broadband), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	10/29/2027		1,349	1,357,913
Frontier Communications Corp., DIP Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/08/2021		3,192	3,228,117
GCI Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.50%	10/15/2025		2,304	2,320,254
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	05/16/2024		1,924	1,932,410
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	12/12/2026		6,342	6,377,736
Intelsat Jackson Holdings S.A. (Luxembourg) DIP Term Loan (1 mo. USD LIBOR + 5.50%)	6.50%	07/13/2021		2,022	2,060,413
Term Loan B-3 (1 mo. PRIME + 4.75%)(h)	8.00%	11/27/2023		13,519	13,766,400
Term Loan B-5(h)	8.63%	01/02/2024		3,437	3,515,514
Iridium Satellite LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	11/04/2026		168	169,240
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.86%	03/01/2027		4,264	4,255,026
Midcontinent Communications, Term Loan (3 mo. USD LIBOR + 1.75%)	1.86%	08/15/2026		171	171,032
MLN US HoldCo LLC First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.61%	11/30/2025		6,027	5,649,336
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	8.86%	11/30/2026		3,095	1,729,543
MTN Infrastructure TopCo, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	11/17/2024		1,073	1,079,063
Project Jerico (France), Term Loan B (6 mo. EURIBOR + 4.25%)	4.25%	11/22/2026	EUR	872	1,053,927
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/10/2026		1,844	1,853,587
SBA Senior Finance II LLC, Term Loan (3 mo. USD LIBOR + 1.75%)	1.87%	04/11/2025		1,137	1,134,866
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.87%	12/07/2026		12,309	12,213,599
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027		4,463	4,489,790
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.11%	03/09/2027		1,466	1,466,875

					88,771,107

Utilities–2.90%
AI Alpine US Bidco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.23%	10/25/2025		33	32,737
APLP Holdings L.P. (Canada), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	04/19/2025		277	277,855
Aria Energy Operating LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	05/27/2022		860	853,542
Brookfield WEC Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	08/01/2025		659	658,248
Calpine Construction Finance Co. L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.11%	01/15/2025		7,418	7,391,859
Calpine Corp. Term Loan (1 mo. USD LIBOR + 2.00%)	2.12%	04/05/2026		3,334	3,319,066
Term Loan (1 mo. USD LIBOR + 2.50%)	2.62%	12/16/2027		4,784	4,783,324
Term Loan (1 mo. USD LIBOR + 2.00%)	2.11%	08/12/2026		2,365	2,355,497
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025		1,854	1,762,857
ExGen Renewables IV LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	12/15/2027		1,025	1,032,742
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/31/2026		8,694	8,720,783
KAMC Holdings, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	4.19%	08/14/2026		1,853	1,772,447
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024		4,132	4,110,575
Pike Corp. Delayed Draw Term Loan B(d)	-	01/15/2028		562	563,133
Incremental Term Loan B(d)	-	01/15/2028		739	741,123
Term Loan B (1 mo. USD LIBOR + 3.97%)	4.10%	07/24/2026		431	433,037

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
USIC Holding, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	12/08/2023	$3,507	$3,509,503

				42,318,328

Total Variable Rate Senior Loan Interests (Cost $1,278,106,428)				1,270,003,617

U.S. Dollar Denominated Bonds & Notes–6.30%
Aerospace & Defense–0.64%
Spirit AeroSystems, Inc.(k)	5.50%	01/15/2025	574	597,517
TransDigm, Inc.(k)	8.00%	12/15/2025	3,353	3,653,932
TransDigm, Inc.(k)	6.25%	03/15/2026	4,836	5,102,681

				9,354,130

Air Transport–0.18%
Mesa Airlines, Inc., Class B(e)	5.75%	07/15/2025	2,437	2,640,916

Building & Development–0.65%
American Builders & Contractors Supply Co., Inc.(k)	4.00%	01/15/2028	1,479	1,496,290
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(k)	5.75%	05/15/2026	7,366	7,591,584
Forterra Finance LLC/FRTA Finance Corp.(k)	6.50%	07/15/2025	332	357,522

				9,445,396

Business Equipment & Services–0.34%
Advantage Sales & Marketing, Inc.(k)	6.50%	11/15/2028	2,060	2,115,363
Prime Security Services Borrower LLC/Prime Finance, Inc.(k)	3.38%	08/31/2027	2,878	2,809,302

				4,924,665

Cable & Satellite Television–0.69%
Altice Financing S.A. (Luxembourg)(k)	5.00%	01/15/2028	5,555	5,562,916
Altice France S.A. (France)(k)	5.50%	01/15/2028	994	1,015,123
CSC Holdings LLC(k)	5.75%	01/15/2030	551	588,719
Virgin Media Secured Finance PLC (United Kingdom)(k)	4.50%	08/15/2030	2,859	2,926,186

				10,092,944

Chemicals & Plastics–0.03%
INEOS Quattro Finance 2 PLC (United Kingdom)(k)	3.38%	01/15/2026	482	481,397

Electronics & Electrical–0.40%
Diebold Nixdorf, Inc.(k)	9.38%	07/15/2025	3,146	3,521,554
Energizer Holdings, Inc.(k)	4.38%	03/31/2029	1,457	1,455,543
TTM Technologies, Inc.(k)	4.00%	03/01/2029	851	861,637

				5,838,734

Food Service–0.18%
eG Global Finance PLC (United Kingdom)(k)	6.75%	02/07/2025	2,476	2,547,433

Health Care–0.06%
Global Medical Response, Inc.(k)	6.50%	10/01/2025	873	909,011

Industrial Equipment–0.78%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy)(k)	7.38%	08/15/2026	9,234	9,372,510
Vertical Holdco GmbH (Germany)(k)	7.63%	07/15/2028	1,173	1,269,907
Vertical US Newco, Inc. (Germany)(k)	5.25%	07/15/2027	751	784,326

				11,426,743

Insurance–0.09%
Acrisure LLC/Acrisure Finance, Inc.(k)	4.25%	02/15/2029	1,367	1,345,073

Leisure Goods, Activities & Movies–0.14%
AMC Entertainment Holdings, Inc.(k)	10.50%	04/15/2025	1,238	1,304,945
Seaworld Parks & Entertainment, Inc.(k)	8.75%	05/01/2025	693	751,472

				2,056,417

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Lodging & Casinos–0.59%
Caesars Entertainment, Inc.(k)	6.25%	07/01/2025	$5,778	$6,124,680
ESH Hospitality, Inc.(k)	4.63%	10/01/2027	2,425	2,465,910

				8,590,590

Radio & Television–0.71%
Diamond Sports Group LLC/Diamond Sports Finance Co.(k)	5.38%	08/15/2026	12,429	8,805,325
iHeartCommunications, Inc.(k)	5.25%	08/15/2027	1,321	1,356,257
Scripps Escrow II, Inc.(k)	3.88%	01/15/2029	230	226,320

				10,387,902

Retailers (except Food & Drug)–0.02%
PetSmart, Inc./PetSmart Finance Corp.(k)	4.75%	02/15/2028	205	212,259

Telecommunications–0.62%
Avaya, Inc.(k)	6.13%	09/15/2028	1,904	2,052,750
Cablevision Lightpath LLC(k)	3.88%	09/15/2027	685	680,719
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(k)	6.75%	10/01/2026	1,053	1,093,146
Consolidated Communications, Inc.(k)	6.50%	10/01/2028	762	817,436
Frontier Communications Corp.(k)	5.88%	10/15/2027	1,093	1,171,559
Radiate Holdco LLC/Radiate Finance, Inc.(k)	4.50%	09/15/2026	223	226,345
Windstream Escrow LLC/Windstream Escrow Finance Corp.(k)	7.75%	08/15/2028	2,919	2,993,799

				9,035,754

Utilities–0.18%
Calpine Corp.(k)	4.50%	02/15/2028	926	952,854
Calpine Corp.(k)	3.75%	03/01/2031	1,751	1,692,709

				2,645,563

Total U.S. Dollar Denominated Bonds & Notes (Cost $86,374,368)				91,934,927

			Shares
Common Stocks & Other Equity Interests–2.65%(l)
Aerospace & Defense–0.19%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $145,528)(e)(f)			134	2,781,311

Automotive–0.02%
Dayco Products LLC			3,261	10,191
Dayco Products LLC			3,266	10,206
ThermaSys Corp.(e)			1,949,645	58,489
Transtar Holding Co., Class A (Acquired 04/11/2017; Cost $194,417)(e)(f)			3,149,478	283,453

				362,339

Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A(e)			518	0
Lake at Las Vegas Joint Venture LLC, Class B(e)			4	0

				0

Business Equipment & Services–0.18%
Atlas Acquisition Holdings Corp.			43,971	436,962
Checkout Holding Corp. (Acquired 02/15/2019; Cost $4,932,126)(f)			15,070	26,874
Crossmark Holdings, Inc.(e)			11,489	2,104,325
Crossmark Holdings, Inc., Wts., expiring 07/26/2024 (Acquired 07/26/2019; Cost $6,485)(e)(f)			519	0

				2,568,161

Cable & Satellite Television–0.23%
ION Media Networks, Inc.(e)			4,471	3,409,138

Containers & Glass Products–0.01%
Libbey Glass, Inc. (Acquired 11/13/2020; Cost $137,780)(f)			34,445	86,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Floating Rate ESG Fund

	Shares	Value
Drugs–0.00%
Envigo RMS Holding Corp., Class B(e)	9,085	$59,325

Food Products–0.00%
QCE LLC(e)	17	0

Industrial Equipment–0.01%
North American Lifting Holdings, Inc.	7,347	111,737

Lodging & Casinos–0.43%
Bally’s Corp.	74,467	4,432,276
Caesars Entertainment, Inc.(m)	19,983	1,867,211
		6,299,487

Nonferrous Metals & Minerals–0.07%
Covia Holdings Corp.	121,218	977,320

Oil & Gas–0.74%
AF Global, Inc.(e)	1,049	24,652
California Resources Corp.(m)	137,011	3,600,649
California Resources Corp.	59,924	1,574,803
California Resources Corp., Wts., expiring 10/27/2024(m)	1,911	9,440
Fieldwood Energy LLC (Acquired 04/11/2018; Cost $1,242,183)(e)(f)	53,244	5,324
Fieldwood Energy LLC (Acquired 11/04/2018; Cost $692,566)(e)(f)	14,375	1,438
HGIM Corp.	6,310	33,127
HGIM Corp., Wts., expiring 07/02/2043	28,193	148,013
McDermott International Ltd.(m)	2,531,705	2,151,949
NexTier Oilfield Solutions, Inc.(m)	77,159	358,789
Paragon Offshore Finance Co., Class A(e)(h)	4,595	1,379
Paragon Offshore Finance Co., Class B(e)(h)	2,298	15,512
Samson Investment Co., Class A	261,209	1,338,696
Southcross Energy Partners L.P.(e)	145,102	4,353
Transocean Ltd.(m)	428,980	1,488,561
		10,756,685

Publishing–0.08%
Clear Channel Outdoor Holdings, Inc.(m)	722,969	1,243,507
F&W Publications, Inc.(e)	288	0
		1,243,507

Radio & Television–0.30%
iHeartMedia, Inc., Class A(m)	307,427	4,325,498
iHeartMedia, Inc., Class B(e)	29	399
		4,325,897

Retailers (except Food & Drug)–0.03%
Claire’s Stores, Inc.	692	156,277
Toys ‘R’ Us-Delaware, Inc.(e)	11	287
Toys ‘R’ Us-Delaware, Inc.(e)	11	27,643
Vivarte S.A.S.(e)	233,415	187,845
		372,052

Surface Transport–0.31%
Commercial Barge Line Co.	14,574	408,072
Commercial Barge Line Co., Series A, Wts., expiring 04/27/2045	57,006	1,809,940
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030	171,018	54,334
Commercial Barge Line Co., Series B, Wts., expiring 04/27/2045	48,119	1,720,254
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045	144,357	61,151
Commercial Barge Line Co., Wts., expiring 04/27/2045	15,321	428,988
U.S. Shipping Corp. (Acquired 09/28/2007-09/30/2009; Cost $0)(e)(f)	6,189	62
U.S. Shipping Corp., CPR (Acquired 09/28/2007-09/30/2009; Cost $87,805)(e)(f)	87,805	48,293
		4,531,094

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Floating Rate ESG Fund

	Shares	Value
Telecommunications–0.01%
Consolidated Communications Holdings, Inc.(m)	32,797	$172,512
Goodman Networks, Inc.(e)(m)	159,473	0
		172,512

Utilities–0.04%
Bicent Power LLC, Series A, Wts., expiring 08/22/2022(e)	101	0
Bicent Power LLC, Series B, Wts., expiring 08/22/2022(e)	165	0
Vistra Corp.	7,607	131,221
Vistra Operations Co. LLC(e)	605,602	0
Vistra Operations Co. LLC, Rts., expiring 12/31/2046	418,616	497,106
		628,327
Total Common Stocks & Other Equity Interests (Cost $74,950,767)		38,685,005

	Interest Rate	Maturity Date	Principal Amount (000)
Non-U.S. Dollar Denominated Bonds & Notes-1.20%(n)
Automotive–0.09%
Tenneco, Inc. (3 mo. EURIBOR + 4.88%)(k)(o)	4.88%	04/15/2024	EUR	1,118	1,358,818

Building & Development–0.08%
Haya Real Estate S.A. (Spain) (3 mo. EURIBOR + 5.13%)(k)(o)	5.13%	11/15/2022	EUR	291	309,851
Haya Real Estate S.A. (Spain)(k)	5.25%	11/15/2022	EUR	780	831,329
					1,141,180

Cable & Satellite Television–0.15%
Altice Finco S.A. (Luxembourg)(k)	4.75%	01/15/2028	EUR	1,890	2,203,051

Financial Intermediaries–0.58%
AnaCap Financial Europe S.A. SICAV-RAIF (Luxembourg) (3 mo. EURIBOR + 5.00%)(k)(o)	5.00%	08/01/2024	EUR	500	541,440
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(k)(o)	6.25%	05/01/2026	EUR	1,945	2,364,388
Newday Bondco PLC (Jersey)(k)	7.38%	02/01/2024	GBP	1,370	1,892,699
Newday Bondco PLC (Jersey) (3 mo. GBP LIBOR + 6.50%)(k)(o)	6.54%	02/01/2023	GBP	2,615	3,603,143
					8,401,670

Leisure Goods, Activities & Movies-0.10%
Banijay Group S.A.S (France)(k)	6.50%	03/01/2026	EUR	141	167,699
Marcolin S.p.A. (Italy) (3 mo. EURIBOR + 4.13%)(k)(o)	4.13%	02/15/2023	EUR	1,140	1,323,921
					1,491,620

Lodging & Casinos–0.20%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%) (Acquired 06/28/2019-06/05/2020; Cost $2,758,843)(f)(k)(o)	5.40%	07/15/2025	GBP	2,234	2,864,972
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $16,630,564)					17,461,311

				Shares

Preferred Stocks-0.45%(l)

Automotive–0.00%
ThermaSys Corp., Series A, Pfd.				415,320	12,460

Containers & Glass Products–0.05%
Libbey Glass, Inc., Pfd. (Acquired 11/13/2020; Cost $837,678)(f)				10,278	760,591

Oil & Gas–0.11%
McDermott International Ltd., Pfd.				1,631,894	1,142,326
Southcross Energy Partners L.P., Series A, Pfd.(e)				577,315	294,431
Southcross Energy Partners L.P., Series B, Pfd.(e)				152,489	217,296
					1,654,053

Surface Transport–0.29%
Commercial Barge Line Co., Series A, Pfd.				54,230	1,721,802
Commercial Barge Line Co., Series B, Pfd.				68,517	2,449,483
					4,171,285

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Floating Rate ESG Fund

	Shares	Value
Telecommunications–0.00%
Goodman Networks, Inc., Series A-1, Pfd.(e)	189,735	$0
Total Preferred Stocks (Cost $6,134,204)		6,598,389

Money Market Funds–15.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(p)(q)	77,197,611	77,197,611
Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(p)(q)	55,119,103	55,141,151
Invesco Treasury Portfolio, Institutional Class, 0.01%(p)(q)	88,225,841	88,225,841
Total Money Market Funds (Cost $220,564,603)		220,564,603
TOTAL INVESTMENTS IN SECURITIES-112.82% (Cost $1,682,760,934)		1,645,247,852
OTHER ASSETS LESS LIABILITIES-(12.82)%		(186,977,473)
NET ASSETS-100.00%		$1,458,270,379

Investment Abbreviations:

DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	This variable rate interest will settle after February 28, 2021, at which time the interest rate will be determined.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	Restricted security. The aggregate value of these securities at February 28, 2021 was $27,761,430, which represented 1.90% of the Fund’s Net Assets.
(g)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(h)	The borrower has filed for protection in federal bankruptcy court.
(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28, 2021 was $2,886,953, which represented less than 1% of the Fund’s Net Assets.

(k)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $106,755,322, which represented 7.32% of the Fund’s Net Assets.

(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(p)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,858,849	$167,155,973	$(104,817,211)	$-	$-	$77,197,611	$3,062
Invesco Liquid Assets Portfolio, Institutional Class	13,009,175	119,397,124	(77,263,706)	-	(1,442)	55,141,151	6,807
Invesco Treasury Portfolio, Institutional Class	16,981,542	191,035,398	(119,791,099)	-	-	88,225,841	1,815
Total	$44,849,566	$477,588,495	$(301,872,016)	$-	$(1,442)	$220,564,603	$11,684

(q)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Floating Rate ESG Fund

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

Currency Risk

03/16/2021	BNP Paribas S.A.	EUR	30,187,661	USD	36,600,396	$165,836
03/16/2021	BNP Paribas S.A.	USD	7,830,942	GBP	5,665,309	62,575
04/16/2021	Canadian Imperial Bank of Commerce	EUR	30,406,165	USD	36,907,611	182,861
03/16/2021	Deutsche Bank AG	SEK	46,453	USD	5,566	64
04/16/2021	Goldman Sachs International	GBP	161,277	USD	228,304	3,557
03/16/2021	Morgan Stanley Capital Services LLC	CHF	71,613	USD	80,494	1,737
03/16/2021	Morgan Stanley Capital Services LLC	USD	15,018,874	GBP	10,865,308	119,842
04/16/2021	Morgan Stanley Capital Services LLC	EUR	30,866,864	USD	37,457,650	176,464
04/16/2021	Morgan Stanley Capital Services LLC	USD	3,455,835	GBP	2,500,000	28,029
03/16/2021	Royal Bank of Canada	EUR	30,187,661	USD	36,578,902	144,342
03/16/2021	State Street Bank & Trust Co.	EUR	30,595,082	USD	37,086,491	160,200
04/16/2021	State Street Bank & Trust Co.	CHF	71,614	USD	80,574	1,749
04/16/2021	State Street Bank & Trust Co.	EUR	30,866,864	USD	37,457,557	176,371
04/16/2021	State Street Bank & Trust Co.	SEK	46,453	USD	5,584	80
03/16/2021	UBS AG	EUR	1,169,489	USD	1,422,786	11,289
04/16/2021	UBS AG	EUR	959,686	USD	1,166,875	7,760
Subtotal–Appreciation						1,242,756

Currency Risk
03/16/2021	Barclays Bank PLC	GBP	8,126,500	USD	11,087,942	(234,772)
04/16/2021	BNP Paribas S.A.	GBP	5,665,309	USD	7,832,054	(62,813)
03/16/2021	Canadian Imperial Bank of Commerce	USD	36,882,678	EUR	30,406,165	(184,398)
03/16/2021	J.P. Morgan Chase Bank, N.A.	GBP	505,644	USD	694,125	(10,392)
03/16/2021	Morgan Stanley Capital Services LLC	GBP	7,898,473	USD	10,776,699	(228,303)
03/16/2021	Morgan Stanley Capital Services LLC	USD	37,432,246	EUR	30,866,864	(177,932)
04/16/2021	Morgan Stanley Capital Services LLC	GBP	10,865,308	USD	15,021,039	(120,266)
03/16/2021	State Street Bank & Trust Co.	USD	80,505	CHF	71,614	(1,748)
03/16/2021	State Street Bank & Trust Co.	USD	37,432,246	EUR	30,866,864	(177,932)
03/16/2021	State Street Bank & Trust Co.	USD	5,582	SEK	46,453	(80)
Subtotal–Depreciation						(1,198,636)
Total Forward Foreign Currency Contracts						$44,120
Abbreviations:

CHF – Swiss Franc

EUR – Euro

GBP – British Pound Sterling

SEK – Swedish Krona

USD – U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Floating Rate ESG Fund

Portfolio Composition†*

By credit quality, based on total investments as of February 28, 2021

BBB	0.17%
BBB-	4.46
BB+	8.08
BB	4.41
BB-	9.52
B+	11.25
B	20.17
B-	19.91
CCC+	7.37
CCC	2.10
CCC-	0.38
D	0.87
Non-Rated	8.11
Equity	3.20

†

Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

*	Excluding money market fund holdings, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Floating Rate ESG Fund

Statement of Assets and Liabilities

February 28, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,462,196,331)	$1,424,683,249
Investments in affiliated money market funds, at value (Cost $220,564,603)	220,564,603
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	1,242,756
Cash	17,492,907
Foreign currencies, at value (Cost $13,437,416)	13,460,913
Receivable for:
Investments sold	70,470,174
Fund shares sold	7,622,075
Dividends	2,410
Interest	6,409,824
Investments matured, at value (Cost $18,416,664)	2,090,915
Investment for trustee deferred compensation and retirement plans	179,573
Other assets	584,712
Total assets	1,764,804,111

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	1,198,636
Payable for:
Investments purchased	290,951,366
Dividends	987,170
Fund shares reacquired	2,196,344
Accrued fees to affiliates	76,851
Accrued other operating expenses	210,790
Trustee deferred compensation and retirement plans	206,839
Unfunded loan commitments	10,705,736
Total liabilities	306,533,732
Net assets applicable to shares outstanding	$1,458,270,379

Net assets consist of:
Shares of beneficial interest	$1,721,513,943
Distributable earnings (loss)	(263,243,564)
$1,458,270,379

Net Assets:
Class A	$467,340,168
Class C	$94,622,595
Class R	$5,136,725
Class Y	$478,348,460
Class R5	$2,960,237
Class R6	$409,862,194

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	64,308,206
Class C	13,076,918
Class R	705,368
Class Y	65,911,648
Class R5	407,362
Class R6	56,520,975
Class A:
Net asset value per share	$7.27
Maximum offering price per share (Net asset value of $7.27 ÷ 97.50%)	$7.46
Class C:
Net asset value and offering price per share	$7.24
Class R:
Net asset value and offering price per share	$7.28
Class Y:
Net asset value and offering price per share	$7.26
Class R5:
Net asset value and offering price per share	$7.27
Class R6:
Net asset value and offering price per share	$7.25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Floating Rate ESG Fund

Statement of Operations

For the six months ended February 28, 2021

(Unaudited)

Investment income:
Interest	$33,838,293
Dividends	205,636
Dividends from affiliated money market funds	11,684
Other income	1,441
Total investment income	34,057,054

Expenses:
Advisory fees	4,591,545
Administrative services fees	111,051
Custodian fees	139,370
Distribution fees:
Class A	537,535
Class C	384,159
Class R	12,251
Interest, facilities and maintenance fees	476,125
Transfer agent fees – A, C, R & Y	100,300
Transfer agent fees – R5	75
Transfer agent fees – R6	8,938
Trustees’ and officers’ fees and benefits	25,857
Registration and filing fees	55,796
Reports to shareholders	59,252
Professional services fees	51,207
Taxes	616
Other	32,077
Total expenses	6,586,154
Less: Fees waived and/or expense offset arrangement(s)	(34,051)
Net expenses	6,552,103
Net investment income	27,504,951

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	447,804
Affiliated investment securities	(1,442)
Foreign currencies	1,607,258
Forward foreign currency contracts	(11,998,547)
(9,944,927)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	74,237,682
Foreign currencies	(530,447)
Forward foreign currency contracts	8,893,831
82,601,066
Net realized and unrealized gain	72,656,139
Net increase in net assets resulting from operations	$100,161,090

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Floating Rate ESG Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	February 28, 2021	August 31, 2020
Operations:
Net investment income	$27,504,951	$82,734,273
Net realized gain (loss)	(9,944,927)	(72,597,262)
Change in net unrealized appreciation (depreciation)	82,601,066	(52,003,702)
Net increase (decrease) in net assets resulting from operations	100,161,090	(41,866,691)

Distributions to shareholders from distributable earnings:
Class A	(8,842,901)	(22,085,707)
Class C	(1,859,797)	(6,810,670)
Class R	(94,592)	(242,180)
Class Y	(8,011,427)	(22,818,083)
Class R5	(106,971)	(276,349)
Class R6	(13,021,845)	(37,011,031)
Total distributions from distributable earnings	(31,937,533)	(89,244,020)

Return of capital:
Class A	–	(2,351,158)
Class C	–	(803,482)
Class R	–	(27,286)
Class Y	–	(2,269,362)
Class R5	–	(28,240)
Class R6	–	(3,722,615)
Total return of capital	–	(9,202,143)
Total distributions	(31,937,533)	(98,446,163)

Share transactions–net:
Class A	18,928,134	(74,058,194)
Class C	(21,457,600)	(89,051,258)
Class R	32,277	(296,159)
Class Y	110,682,256	(200,765,957)
Class R5	(2,783,429)	263,709
Class R6	(268,735,011)	(110,676,897)
Net increase (decrease) in net assets resulting from share transactions	(163,333,373)	(474,584,756)
Net increase (decrease) in net assets	(95,109,816)	(614,897,610)

Net assets:
Beginning of period	1,553,380,195	2,168,277,805
End of period	$1,458,270,379	$1,553,380,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Floating Rate ESG Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/21	$6.94	$0.13	$0.34	$0.47	$(0.14)	$–	$(0.14)	$7.27	6.91%	$467,340	1.01	%(d)(e)	1.01	%(d)(e)	0.95	%(d)	3.56	%(d)	44%
Year ended 08/31/20	7.40	0.30	(0.40)	(0.10)	(0.32)	(0.04)	(0.36)	6.94	(1.33)	428,277	1.07	(e)	1.08	(e)	1.00		4.33		55
Year ended 08/31/19	7.57	0.35	(0.17)	0.18	(0.35)	–	(0.35)	7.40	2.50	539,003	1.08	(e)	1.08	(e)	1.03		4.71		55
Year ended 08/31/18	7.56	0.31	0.02	0.33	(0.32)	–	(0.32)	7.57	4.47	585,865	1.07	(e)	1.08	(e)	–		4.15		51
Year ended 08/31/17	7.42	0.31	0.14	0.45	(0.31)	–	(0.31)	7.56	6.17	630,740	1.06	(e)	1.07	(e)	–		4.05		68
Year ended 08/31/16	7.56	0.36	(0.14)	0.22	(0.36)	–	(0.36)	7.42	3.12	661,442	1.10	(e)	1.11	(e)	–		4.93		70
Class C
Six months ended 02/28/21	6.91	0.11	0.35	0.46	(0.13)	–	(0.13)	7.24	6.67	94,623	1.51	(d)(e)	1.51	(d)(e)	1.45	(d)	3.06	(d)	44
Year ended 08/31/20	7.37	0.27	(0.41)	(0.14)	(0.28)	(0.04)	(0.32)	6.91	(1.84)	111,318	1.57	(e)	1.58	(e)	1.50		3.83		55
Year ended 08/31/19	7.53	0.31	(0.16)	0.15	(0.31)	–	(0.31)	7.37	2.12	213,446	1.58	(e)	1.58	(e)	1.53		4.21		55
Year ended 08/31/18	7.53	0.28	0.00	0.28	(0.28)	–	(0.28)	7.53	3.81	387,685	1.57	(e)	1.58	(e)	–		3.65		51
Year ended 08/31/17	7.39	0.27	0.14	0.41	(0.27)	–	(0.27)	7.53	5.65	448,408	1.56	(e)	1.57	(e)	–		3.55		68
Year ended 08/31/16	7.52	0.32	(0.13)	0.19	(0.32)	–	(0.32)	7.39	2.74	458,340	1.60	(e)	1.61	(e)	–		4.43		70
Class R
Six months ended 02/28/21	6.95	0.12	0.35	0.47	(0.14)	–	(0.14)	7.28	6.77	5,137	1.26	(d)(e)	1.26	(d)(e)	1.20	(d)	3.31	(d)	44
Year ended 08/31/20	7.41	0.29	(0.41)	(0.12)	(0.30)	(0.04)	(0.34)	6.95	(1.57)	4,874	1.32	(e)	1.33	(e)	1.25		4.08		55
Year ended 08/31/19	7.58	0.33	(0.16)	0.17	(0.34)	–	(0.34)	7.41	2.25	5,604	1.33	(e)	1.33	(e)	1.28		4.46		55
Year ended 08/31/18	7.57	0.30	0.01	0.31	(0.30)	–	(0.30)	7.58	4.21	5,583	1.32	(e)	1.33	(e)	–		3.90		51
Year ended 08/31/17	7.44	0.29	0.13	0.42	(0.29)	–	(0.29)	7.57	5.76	6,345	1.31	(e)	1.32	(e)	–		3.80		68
Year ended 08/31/16	7.57	0.34	(0.13)	0.21	(0.34)	–	(0.34)	7.44	3.00	6,191	1.35	(e)	1.36	(e)	–		4.68		70
Class Y
Six months ended 02/28/21	6.93	0.13	0.35	0.48	(0.15)	–	(0.15)	7.26	7.05	478,348	0.76	(d)(e)	0.76	(d)(e)	0.70	(d)	3.81	(d)	44
Year ended 08/31/20	7.39	0.32	(0.40)	(0.08)	(0.34)	(0.04)	(0.38)	6.93	(1.09)	350,943	0.82	(e)	0.83	(e)	0.75		4.58		55
Year ended 08/31/19	7.56	0.37	(0.17)	0.20	(0.37)	–	(0.37)	7.39	2.76	592,107	0.83	(e)	0.83	(e)	0.78		4.96		55
Year ended 08/31/18	7.55	0.33	0.02	0.35	(0.34)	–	(0.34)	7.56	4.72	963,386	0.82	(e)	0.83	(e)	–		4.40		51
Year ended 08/31/17	7.41	0.32	0.15	0.47	(0.33)	–	(0.33)	7.55	6.43	977,034	0.81	(e)	0.82	(e)	–		4.30		68
Year ended 08/31/16	7.54	0.38	(0.13)	0.25	(0.38)	–	(0.38)	7.41	3.51	648,603	0.85	(e)	0.86	(e)	–		5.18		70
Class R5
Six months ended 02/28/21	6.94	0.13	0.36	0.49	(0.16)	–	(0.16)	7.27	7.07	2,960	0.79	(d)(e)	0.79	(d)(e)	0.73	(d)	3.78	(d)	44
Year ended 08/31/20	7.41	0.32	(0.41)	(0.09)	(0.34)	(0.04)	(0.38)	6.94	(1.21)	5,515	0.81	(e)	0.82	(e)	0.74		4.59		55
Year ended 08/31/19	7.58	0.37	(0.16)	0.21	(0.38)	–	(0.38)	7.41	2.80	5,672	0.83	(e)	0.83	(e)	0.78		4.96		55
Year ended 08/31/18	7.57	0.33	0.02	0.35	(0.34)	–	(0.34)	7.58	4.73	4,696	0.81	(e)	0.82	(e)	–		4.41		51
Year ended 08/31/17	7.43	0.32	0.15	0.47	(0.33)	–	(0.33)	7.57	6.43	2,830	0.82	(e)	0.83	(e)	–		4.29		68
Year ended 08/31/16	7.56	0.38	(0.13)	0.25	(0.38)	–	(0.38)	7.43	3.52	1,858	0.84	(e)	0.85	(e)	–		5.19		70
Class R6
Six months ended 02/28/21	6.93	0.13	0.35	0.48	(0.16)	–	(0.16)	7.25	6.93	409,862	0.74	(d)(e)	0.74	(d)(e)	0.68	(d)	3.83	(d)	44
Year ended 08/31/20	7.39	0.33	(0.41)	(0.08)	(0.34)	(0.04)	(0.38)	6.93	(0.99)	652,453	0.71	(e)	0.72	(e)	0.64		4.69		55
Year ended 08/31/19	7.56	0.38	(0.17)	0.21	(0.38)	–	(0.38)	7.39	2.86	812,446	0.74	(e)	0.74	(e)	0.69		5.05		55
Year ended 08/31/18	7.55	0.34	0.02	0.36	(0.35)	–	(0.35)	7.56	4.83	614,302	0.73	(e)	0.74	(e)	–		4.49		51
Year ended 08/31/17	7.41	0.33	0.15	0.48	(0.34)	–	(0.34)	7.55	6.53	617,349	0.72	(e)	0.73	(e)	–		4.39		68
Year ended 08/31/16	7.56	0.39	(0.16)	0.23	(0.38)	–	(0.38)	7.41	3.34	555,172	0.75	(e)	0.76	(e)	–		5.28		70

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $433,592, $103,291, $4,941, $369,549, $4,901 and $585,258 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)

Ratio includes line of credit expense of 0.06%, 0.07%, 0.05%, 0.05%, 0.05%, and 0.05% for the six months ended February 28, 2021 and the years ended August 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Floating Rate ESG Fund

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Floating Rate ESG Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

28	Invesco Floating Rate ESG Fund

other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

K.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

L.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2)

29	Invesco Floating Rate ESG Fund

currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

N.

Industry Focus – To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

O.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

P.

LIBOR Risk – The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

Q.

Other Risks – The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Because the Fund evaluates environmental, social and governance (“ESG”) factors to assess and exclude certain investments for non-financial reasons, it may forego some market opportunities available to funds that do not use these factors. The securities of companies that score favorably under the Fund’s ESG scoring methodology may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, which could negatively impact the Fund’s ability to apply its methodology, which in turn could negatively impact the Fund’s performance. In addition, the Fund’s assessment of a company, based on the company’s level of involvement in a particular industry or the company’s ESG score, may differ from that of other funds or an investor. As a result, the companies deemed eligible for inclusion in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

R.

Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the NAV of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

30	Invesco Floating Rate ESG Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 500 million	0.650%
Next $4.5 billion	0.600%
Next $5 billion	0.575%
Over $10 billion	0.550%

For the six months ended February 28, 2021, the effective advisory fee rate incurred by the Fund was 0.62%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.00%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2021, the Adviser waived advisory fees of $33,590.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 0.75% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2021, IDI advised the Fund that IDI retained $28,698 in front-end sales commissions from the sale of Class A shares and $6,944 and $1,203 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

31	Invesco Floating Rate ESG Fund

The following is a summary of the tiered valuation input levels, as of February 28, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended February 28, 2021, there were transfers from Level 3 to Level 2 of $52,097,588, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $11,207,270, due to third party vendor quotations utilizing single market quotes.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$–	$1,207,618,128	$62,385,489	$1,270,003,617
U.S. Dollar Denominated Bonds & Notes	–	89,294,011	2,640,916	91,934,927
Common Stocks & Other Equity Interests	21,356,416	8,315,361	9,013,228	38,685,005
Non-U.S. Dollar Denominated Bonds & Notes	–	17,461,311	–	17,461,311
Preferred Stocks	1,142,326	4,944,336	511,727	6,598,389
Money Market Funds	220,564,603	–	–	220,564,603
Total Investments in Securities	243,063,345	1,327,633,147	74,551,360	1,645,247,852
Other Investments - Assets*
Investments Matured	–	1,972,011	118,904	2,090,915
Forward Foreign Currency Contracts	–	1,242,756	–	1,242,756
	–	3,214,767	118,904	3,333,671
Other Investments - Liabilities*
Forward Foreign Currency Contracts	–	(1,198,636)	–	(1,198,636)
Total Other Investments	–	2,016,131	118,904	2,135,035
Total Investments	$243,063,345	$1,329,649,278	$74,670,264	$1,647,382,887

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended February 28, 2021:

	Value 08/31/20	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 02/28/21
Variable Rate Senior Loan Interests	$109,168,083	$59,626,192	$(61,008,132)	$274,763	$432,873	$1,230,145	$4,759,153	$(52,097,588)	$62,385,489
U.S. Dollar Denominated Bonds & Notes	2,445,489	–	(443,067)	–	–	638,494	–	–	2,640,916
Common Stocks & Other Equity Interests	5,768,560	–	(3,677,581)	–	(2,910,150)	3,896,009	5,936,390	–	9,013,228
Preferred Stocks	0	–	(35,808)	–	35,808	–	511,727	–	511,727
Investments Matured	118,904	–	–	(1,014)	–	1,014	–	–	118,904
Total	$117,501,036	$59,626,192	$(65,164,588)	$273,749	$(2,441,469)	$5,765,662	$11,207,270	$(52,097,588)	$74,670,264

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2021:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$1,242,756
Derivatives not subject to master netting agreements	-
Total Derivative Assets subject to master netting agreements	$1,242,756

32	Invesco Floating Rate ESG Fund

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(1,198,636)
Derivatives not subject to master netting agreements	-
Total Derivative Liabilities subject to master netting agreements	$(1,198,636)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2021.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$–	$(234,772)	$(234,772)	$–	$–	$(234,772)
BNP Paribas S.A.	228,411	(62,813)	165,598	–	–	165,598
Canadian Imperial Bank of
Commerce	182,861	(184,398)	(1,537)	–	–	(1,537)
Deutsche Bank AG	64	–	64	–	–	64
Goldman Sachs International	3,557	–	3,557	–	–	3,557
J.P. Morgan Chase Bank, N.A.	–	(10,392)	(10,392)	–	–	(10,392)
Morgan Stanley Capital
Services LLC	326,072	(526,501)	(200,429)	–	–	(200,429)
Royal Bank of Canada	144,342	–	144,342	–	–	144,342
State Street Bank &
Trust Co.	338,400	(179,760)	158,640	–	–	158,640
UBS AG	19,049	–	19,049	–	–	19,049
Total	$1,242,756	$(1,198,636)	$44,120	$–	$–	$44,120

Effect of Derivative Investments for the six months ended February 28, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(11,998,547)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	8,893,831
Total	$(3,104,716)

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$530,841,159

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $461.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

33	Invesco Floating Rate ESG Fund

NOTE 7–Cash Balances and Borrowings

Effective February 19, 2021, the Fund has entered into a credit agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $900 million, collectively by certain Funds, and which will expire on February 18, 2022. Prior to February 19, 2021, the credit agreement permitted borrowings up to $1.5 billion. The credit agreement is secured by the assets of the Fund. During the six months ended February 28, 2021, the Fund did not borrow under the credit agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

The Fund is subject to certain covenants relating to the credit agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the credit agreement.

NOTE 8–Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of February 28, 2021. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Borrower	Type	Principal Amount(a)	Value
Fieldwood Energy LLC	DIP Delayed Draw Term Loan	$1,272,635	$1,272,635
IAP Worldwide Services, Inc.	Revolver Loan	836,351	836,351
McDermott International Ltd.	LOC	6,610,320	5,982,339
Southcross Energy Partners L.P.	Revolver Loan	156,718	152,800
Transtar Holding Co.	Delayed Draw Term Loan	243,737	243,737
Unilabs Diagnostics AB	Revolver Loan	EUR 1,849,988	2,217,874
			$10,705,736

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.

Currency Abbreviations:

EUR – Euro

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$21,235,977	$176,470,657	$197,706,634

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2021 was $633,894,998 and $797,942,927, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$46,073,953
Aggregate unrealized (depreciation) of investments	(96,533,014)
Net unrealized appreciation (depreciation) of investments	$(50,459,061)

Cost of investments for tax purposes is $1,697,841,948.

NOTE 11–Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

34	Invesco Floating Rate ESG Fund

At the six months ended February 28, 2021, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$6,610,320	$5,982,339

NOTE 12–Share Information

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	8,494,002	$60,758,439	24,289,062	$168,723,465
Class C	1,221,825	8,701,775	2,446,275	17,397,189
Class R	80,544	569,449	177,746	1,240,143
Class Y	25,683,201	184,158,729	22,339,856	155,851,586
Class R5	37,737	270,789	237,581	1,667,073
Class R6	5,479,378	38,334,718	12,049,270	82,430,364

Issued as reinvestment of dividends:
Class A	921,569	6,543,551	2,547,035	18,014,698
Class C	180,099	1,271,875	741,680	5,236,437
Class R	12,180	86,660	60,456	435,956
Class Y	640,160	4,540,010	2,131,888	15,108,870
Class R5	15,025	106,524	43,146	304,459
Class R6	1,605,881	11,332,084	5,729,428	40,351,762

Automatic conversion of Class C shares to Class A shares:
Class A	2,645,377	18,861,117	6,406,180	45,080,741
Class C	(2,656,617)	(18,861,117)	(6,434,295)	(45,080,741)

Reacquired:
Class A	(9,489,202)	(67,234,973)	(44,305,272)	(305,877,098)
Class C	(1,786,681)	(12,570,133)	(9,592,468)	(66,604,143)
Class R	(88,533)	(623,832)	(292,827)	(1,972,258)
Class Y	(11,072,981)	(78,016,483)	(53,897,734)	(371,726,413)
Class R5	(440,209)	(3,160,742)	(251,494)	(1,707,823)
Class R6	(44,736,231)	(318,401,813)	(33,521,408)	(233,459,023)
Net increase (decrease) in share activity	(23,253,476)	$(163,333,373)	(69,095,895)	$(474,584,756)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 13–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

35	Invesco Floating Rate ESG Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (09/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,070.60	$5.19	$1,019.79	$5.06	1.01%
Class C	1,000.00	1,068.20	7.74	1,017.31	7.55	1.51
Class R	1,000.00	1,067.70	6.46	1,018.55	6.31	1.26
Class Y	1,000.00	1,072.00	3.90	1,021.03	3.81	0.76
Class R5	1,000.00	1,070.70	4.06	1,020.88	3.96	0.79
Class R6	1,000.00	1,069.30	3.80	1,021.12	3.71	0.74

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

36	Invesco Floating Rate ESG Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents. With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	FLR-SAR-1

Semiannual Report to Shareholders	February 28, 2021

Invesco Global Real Estate Income Fund

Nasdaq:
A: ASRAX ∎ C: ASRCX ∎ Y: ASRYX ∎ R5: ASRIX ∎ R6: ASRFX

2	Fund Performance
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/20 to 2/28/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.29%
Class C Shares	7.90
Class Y Shares	8.58
Class R5 Shares	8.59
Class R6 Shares	8.64
MSCI World Index▼ (Broad Market Index)	11.73
Custom Invesco Global Real Estate Income Index∎ (Style-Specific Index)	12.88
Lipper Global Real Estate Funds Classification Average[t] (Peer Group)	11.76

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; [t]Lipper Inc.

The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Custom Invesco Global Real Estate Income Index is composed of FTSE NAREIT All Equity REIT Index through August 31, 2011, and FTSE EPRA/NAREIT Developed Index, which is computed using the net return by withholding applicable taxes, thereafter.

The Lipper Global Real Estate Funds Classification Average represents an average of all funds in the Lipper Global Real Estate Funds classification.

The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                                 Invesco Global Real Estate Income Fund

Average Annual Total Returns
As of 2/28/21, including maximum applicable sales charges
Class A Shares

Inception (5/31/02)	7.24%

10 Years	4.54

5 Years	3.53

1 Year	-4.79

Class C Shares

Inception (3/9/07)	3.14%

10 Years	4.51

5 Years	3.92

1 Year	-0.96

Class Y Shares

Inception (10/3/08)	6.61%

10 Years	5.40

5 Years	4.99

1 Year	1.11

Class R5 Shares

Inception (3/9/07)	3.98%

10 Years	5.49

5 Years	5.07

1 Year	1.17

Class R6 Shares

10 Years	5.52%

5 Years	5.17

1 Year	1.27

On March 12, 2007, the Fund reorganized from a Closed-End Fund to an Open-End Fund. Performance shown prior to that date is that of the Closed-End Fund’s Common shares and includes the fees applicable to Common shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions (reinvested at net asset value, except for periods prior to March 12, 2007 where reinvestments were made at the lower of the Closed-End Fund’s net asset value or market price), changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Fund performance was positively impacted by a temporary 2% fee on redemptions that was in effect from March 12, 2007 to March 12, 2008. Without income from this temporary fee, returns would have been lower.

3                                 Invesco Global Real Estate Income Fund

Schedule of Investments

February 28, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-78.44%
Australia-2.33%
Charter Hall Long Wale REIT	1,843,154	$6,557,313
Dexus	1,010,121	6,928,570
Mirvac Group	1,351,967	2,325,020
		15,810,903

Belgium-0.92%
Cofinimmo S.A.	30,602	4,730,565
VGP N.V.	8,787	1,516,276
		6,246,841

Canada-3.23%
Allied Properties REIT	191,400	5,769,373
Canadian Apartment Properties REIT	71,300	2,859,620
Chartwell Retirement Residences	230,131	1,980,147
Killam Apartment REIT	150,100	2,118,337
SmartCentres REIT	368,600	7,614,721
Summit Industrial Income REIT	147,300	1,564,903
		21,907,101

China-0.19%
China Overseas Land & Investment Ltd.	508,500	1,291,247

Denmark-0.38%
Orsted A/S(a)	15,749	2,541,986

France-1.09%
Gecina S.A.	7,358	1,015,797
ICADE	48,176	3,545,531
Klepierre S.A.	121,577	2,866,418
		7,427,746

Germany-4.74%
Aroundtown S.A.	681,078	4,938,684
Deutsche Wohnen SE	71,875	3,375,530
Grand City Properties S.A.	121,142	2,967,275
Vonovia SE	327,872	20,880,786
		32,162,275

Hong Kong-4.16%
CK Asset Holdings Ltd.	1,258,000	7,403,255
Hang Lung Properties Ltd.	1,327,000	3,434,117
New World Development Co. Ltd.	258,000	1,314,380
Sino Land Co. Ltd.	2,146,000	3,246,828
Sun Hung Kai Properties Ltd.	722,000	11,641,042
Wharf Real Estate Investment Co. Ltd.	195,000	1,170,115
		28,209,737

Italy-0.49%
Infrastrutture Wireless Italiane S.p.A.(a)	319,144	3,314,611

Japan-9.05%
Activia Properties, Inc.	1,132	4,989,049
Comforia Residential REIT, Inc.	367	1,090,741
Daiwa House REIT Investment Corp.	1,632	4,293,949
Daiwa Office Investment Corp.	429	2,942,735

	Shares	Value
Japan-(continued)
Daiwa Securities Living Investments Corp.	2,246	$2,193,183
GLP J-REIT	995	1,583,146
Japan Metropolitan Fund Investment Corp.	2,140	2,134,713
Japan Prime Realty Investment Corp.	926	3,345,945
Japan Real Estate Investment Corp.	444	2,702,400
LaSalle Logiport REIT	4,287	6,460,371
Mitsui Fudosan Co. Ltd.	529,500	12,098,512
Mitsui Fudosan Logistics Park, Inc.	1,063	5,174,312
Mori Hills REIT Investment Corp.	1,295	1,795,942
Nippon Accommodations Fund, Inc.	356	1,982,913
Nippon Prologis REIT, Inc.	594	1,816,077
Sumitomo Realty & Development Co. Ltd.	89,500	3,115,822
Tokyu Fudosan Holdings Corp.	587,300	3,715,269
		61,435,079

Mexico-0.84%
Macquarie Mexico Real Estate Management S.A. de C.V.(a)	1,654,000	1,995,457
PLA Administradora Industrial, S. de R.L. de C.V.	1,357,000	1,912,811
Prologis Property Mexico S.A. de C.V.	868,484	1,775,492
		5,683,760

Singapore-2.45%
Ascendas REIT	2,005,798	4,422,589
CapitaLand Ltd.	622,200	1,475,659
City Developments Ltd.	971,400	5,351,817
Keppel DC REIT	1,299,300	2,654,232
Mapletree Commercial Trust	1,768,279	2,699,508
		16,603,805

South Africa-0.10%
Equites Property Fund Ltd.	575,956	695,893

Spain-1.75%
Atlantica Sustainable Infrastructure PLC	99,904	3,611,530
Cellnex Telecom S.A.(a)	88,958	4,834,611
Merlin Properties SOCIMI S.A.	333,905	3,457,923
		11,904,064

Sweden-0.82%
Fabege AB	160,122	2,226,910
Wihlborgs Fastigheter AB	174,127	3,361,508
		5,588,418

Switzerland-0.64%
Swiss Prime Site AG	46,837	4,373,326

United Kingdom-2.54%
Assura PLC	3,222,652	3,333,092
Big Yellow Group PLC	227,936	3,590,391
Derwent London PLC	21,506	991,475
GCP Student Living PLC	769,545	1,648,632
Segro PLC	256,607	3,251,997
Stenprop Ltd.	542,343	1,025,426
Tritax Big Box REIT PLC	1,347,442	3,376,170
		17,217,183

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                                 Invesco Global Real Estate Income Fund

	Shares	Value
United States-42.72%
Agree Realty Corp.	91,589	$5,912,986
American Homes 4 Rent, Class A	351,357	10,941,257
American Tower Corp.	15,946	3,446,409
Americold Realty Trust	259,564	9,095,123
Apple Hospitality REIT, Inc.	246,043	3,506,113
AvalonBay Communities, Inc.	79,797	14,024,323
Boston Properties, Inc.	114,023	11,303,100
CoreSite Realty Corp.	10,816	1,316,415
Crown Castle International Corp.	32,620	5,080,565
CyrusOne, Inc.	52,360	3,436,387
DiamondRock Hospitality Co.	611,969	6,193,126
Digital Realty Trust, Inc.	63,869	8,605,070
Duke Realty Corp.	197,036	7,733,663
Equity Residential	46,282	3,027,306
Essential Properties Realty Trust, Inc.	85,896	1,992,787
Extra Space Storage, Inc.	19,754	2,483,078
Four Corners Property Trust, Inc.	82,227	2,227,529
Healthcare Trust of America, Inc., Class A	48,729	1,323,480
Healthpeak Properties, Inc.	306,929	8,928,565
Highwoods Properties, Inc.	66,081	2,640,597
Hilton Worldwide Holdings, Inc.	30,653	3,791,163
Host Hotels & Resorts, Inc.	367,019	6,088,845
Hudson Pacific Properties, Inc.	434,278	11,113,174
Invitation Homes, Inc.	324,655	9,460,447
JBG SMITH Properties	191,599	6,083,268
Kilroy Realty Corp.	88,493	5,615,766
Life Storage, Inc.	133,335	11,186,806
Marriott International, Inc., Class A(b)	25,745	3,812,062
Medical Properties Trust, Inc.	98,953	2,136,395
Mid-America Apartment Communities, Inc.	30,248	4,075,313
National Retail Properties, Inc.	80,377	3,523,728
Omega Healthcare Investors, Inc.	111,978	4,158,863
Prologis, Inc.	250,276	24,794,843
Public Storage	15,183	3,551,911
QTS Realty Trust, Inc., Class A	40,304	2,503,684
Regency Centers Corp.	188,129	10,305,707
RLJ Lodging Trust	165,853	2,603,892
SITE Centers Corp.	197,002	2,628,007
STAG Industrial, Inc.	151,601	4,783,011
Sun Communities, Inc.	38,882	5,908,120
Sunstone Hotel Investors, Inc.	728,100	9,618,201
UDR, Inc.	227,728	9,375,562
Ventas, Inc.	371,354	19,644,627
VICI Properties, Inc.	217,775	6,206,587
Welltower, Inc.	54,489	3,699,803
		289,887,664
Total Common Stocks & Other Equity Interests (Cost $465,119,303)		532,301,639

Preferred Stocks-20.03%

United States-20.03%
American Homes 4 Rent, 6.50%, Series D, Pfd.	481,166	12,303,415
American Homes 4 Rent, 6.35%, Series E, Pfd.	402,532	10,288,718
American Homes 4 Rent, 5.88%, Series F, Pfd.	262,346	6,737,045

	Shares	Value
United States-(continued)
American Homes 4 Rent, 5.88%, Series G, Pfd.	84,200	$2,165,624
American Homes 4 Rent, 6.25%, Series H, Pfd.	200,100	5,306,652
DiamondRock Hospitality Co., 8.25%, Pfd.	130,513	3,482,087
Digital Realty Trust, Inc., 6.63%, Series C, Pfd.	116,400	2,972,856
Digital Realty Trust, Inc., 5.25%, Series J, Pfd.	144,600	3,732,126
Digital Realty Trust, Inc., 5.20%, Series L, Pfd.	121,800	3,168,018
Dominion Energy, Inc., 7.25%, Series A, Conv. Pfd.	34,560	3,208,205
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A, Pfd.(c)	195,800	0
National Retail Properties, Inc., 5.20%, Series F, Pfd.	389,108	9,875,561
National Storage Affiliates Trust, 6.00%, Series A, Pfd.	174,000	4,611,000
Pebblebrook Hotel Trust, 6.50%, Series C, Pfd.	226,070	5,260,649
Pebblebrook Hotel Trust, 6.38%, Series E, Pfd.	223,861	5,184,621
Pebblebrook Hotel Trust, 6.30%, Series F, Pfd.	173,676	3,928,551
Public Storage, 4.95%, Series D, Pfd.	88,546	2,262,350
Public Storage, 5.15%, Series F, Pfd.	14,600	376,388
QTS Realty Trust, Inc., 7.13%, Series A, Pfd.	264,973	7,085,378
QTS Realty Trust, Inc., 6.50%, Series B, Conv. Pfd.	19,200	2,704,512
Rexford Industrial Realty, Inc., 5.63%, Series C, Pfd.	100,500	2,566,770
Saul Centers, Inc., 6.13%, Series D, Pfd.	2,347	56,905
SL Green Realty Corp., 6.50%, Series I, Pfd.	217,900	5,530,302
STAG Industrial, Inc., 6.88%, Series C, Pfd.	124,100	3,144,694
Summit Hotel Properties, Inc., 6.25%, Series E, Pfd.	319,949	7,294,837
Sunstone Hotel Investors, Inc., 6.95%, Series E, Pfd.	157,000	3,899,880
Sunstone Hotel Investors, Inc., 6.45%, Series F, Pfd.	116,300	2,887,147
VEREIT, Inc., 6.70%, Series F, Pfd.	221,293	5,594,287
Vornado Realty Trust, 5.40%, Series L, Pfd.	213,400	5,313,660
Vornado Realty Trust, 5.25%, Series M, Pfd.	200,000	5,000,000
Total Preferred Stocks (Cost $135,444,510)		135,942,238

Money Market Funds-1.23%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	2,569,955	2,569,955
Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(d)(e)	2,833,526	2,834,660
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	2,937,092	2,937,092
Total Money Market Funds (Cost $8,340,490)		8,341,707
TOTAL INVESTMENTS IN SECURITIES-99.70% (Cost $608,904,303)		676,585,584
OTHER ASSETS LESS LIABILITIES-0.30%		2,043,648
NET ASSETS-100.00%		$678,629,232

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                                 Invesco Global Real Estate Income Fund

Investment Abbreviations:

Conv.	- Convertible
Pfd.	- Preferred
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $12,686,665, which represented 1.87% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	Securities valued using significant unobservable inputs (Level 3). See Note 3.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,763,737	$16,535,278	$(16,729,060)	$ -	$ -	$2,569,955	$ 310
Invesco Liquid Assets Portfolio, Institutional Class	2,973,652	11,810,913	(11,949,328)	(56)	(521)	2,834,660	1,063
Invesco Treasury Portfolio, Institutional Class	3,158,557	18,897,461	(19,118,926)	-	-	2,937,092	176
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	14,371,507	(14,371,507)	-	-	-	168	*
Invesco Private Prime Fund	-	17,344,030	(17,344,235)	-	205	-	927	*
Total	$8,895,946	$78,959,189	$(79,513,056)	$(56)	$(316)	$8,341,707	$2,644

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.

Portfolio Composition

By country, based on Net Assets

as of February 28, 2021

United States	62.75%
Japan	9.05
Germany	4.74
Hong Kong	4.16
Canada	3.23
United Kingdom	2.54
Singapore	2.45
Australia	2.33
Countries each less than 2% of portfolio	7.22
Money Market Funds Plus Other Assets Less Liabilities	1.53

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                                 Invesco Global Real Estate Income Fund

Statement of Assets and Liabilities

February 28, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $600,563,813)	$668,243,877

Investments in affiliated money market funds, at value (Cost $8,340,490)	8,341,707

Foreign currencies, at value (Cost $555,216)	549,786

Receivable for:
Investments sold	1,163,007

Fund shares sold	719,681

Dividends	1,186,760

Interest	2,444

Investment for trustee deferred compensation and retirement plans	132,598

Other assets	33,494

Total assets	680,373,354

Liabilities:
Payable for:
Fund shares reacquired	1,119,186

Amount due custodian	51,792

Accrued fees to affiliates	259,475

Accrued trustees’ and officers’ fees and benefits	384

Accrued other operating expenses	166,473

Trustee deferred compensation and retirement plans	146,812

Total liabilities	1,744,122

Net assets applicable to shares outstanding	$678,629,232

Net assets consist of:
Shares of beneficial interest	$680,877,559

Distributable earnings (loss)	(2,248,327)

$678,629,232

Net Assets:
Class A	$134,378,084

Class C	$11,940,744

Class Y	$304,722,581

Class R5	$2,992,651

Class R6	$224,595,172

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	15,546,068

Class C	1,383,108

Class Y	35,368,330

Class R5	346,468

Class R6	26,003,637

Class A:
Net asset value per share	$8.64

Maximum offering price per share (Net asset value of $8.64 ÷ 94.50%)	$9.14

Class C:
Net asset value and offering price per share	$8.63

Class Y:
Net asset value and offering price per share	$8.62

Class R5:
Net asset value and offering price per share	$8.64

Class R6:
Net asset value and offering price per share	$8.64

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                                 Invesco Global Real Estate Income Fund

Statement of Operations

For the six months ended February 28, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $360,829)	$11,660,710

Dividends from affiliates (includes securities lending income of $24,396)	27,040

Total investment income	11,687,750

Expenses:
Advisory fees	2,430,678

Administrative services fees	43,884

Custodian fees	28,375

Distribution fees:
Class A	165,560

Class C	87,862

Transfer agent fees – A, C and Y	350,360

Transfer agent fees – R5	1,448

Transfer agent fees – R6	6,268

Trustees’ and officers’ fees and benefits	15,537

Registration and filing fees	31,382

Reports to shareholders	30,759

Professional services fees	24,764

Other	8,930

Total expenses	3,225,807

Less: Fees waived and/or expense offset arrangement(s)	(5,028)

Net expenses	3,220,779

Net investment income	8,466,971

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	4,733,239

Affiliated investment securities	(316)

Foreign currencies	47,134

4,780,057

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	40,545,878

Affiliated investment securities	(56)

Foreign currencies	(7,799)

40,538,023

Net realized and unrealized gain	45,318,080

Net increase in net assets resulting from operations	$53,785,051

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                                 Invesco Global Real Estate Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	February 28, 2021	August 31, 2020

Operations:
Net investment income	$8,466,971	$18,131,856

Net realized gain (loss)	4,780,057	(40,115,545)

Change in net unrealized appreciation (depreciation)	40,538,023	(44,591,087)

Net increase (decrease) in net assets resulting from operations	53,785,051	(66,574,776)

Distributions to shareholders from distributable earnings:
Class A	(1,369,082)	(13,370,176)

Class C	(126,509)	(2,379,521)

Class Y	(3,372,682)	(30,825,099)

Class R5	(34,401)	(356,023)

Class R6	(2,536,493)	(11,211,475)

Total distributions from distributable earnings	(7,439,167)	(58,142,294)

Share transactions-net:
Class A	(9,880,383)	(11,271,105)

Class C	(10,666,384)	(12,003,682)

Class Y	(12,974,269)	(21,873,167)

Class R5	(149,843)	(846,470)

Class R6	3,811,471	87,434,080

Net increase (decrease) in net assets resulting from share transactions	(29,859,408)	41,439,656

Net increase (decrease) in net assets	16,486,476	(83,277,414)

Net assets:
Beginning of period	662,142,756	745,420,170

End of period	$678,629,232	$662,142,756

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                                 Invesco Global Real Estate Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/21	$8.06	$0.10	$0.56	$0.66	$(0.08)	$–	$(0.08)	$8.64	8.29%	$134,378	1.21	%(d)	1.21	%(d)	2.35	%(d)	14%
Year ended 08/31/20	9.57	0.21	(0.99)	(0.78)	(0.48)	(0.25)	(0.73)	8.06	(8.55)	135,022	1.22		1.22		2.48		72
Year ended 08/31/19	9.11	0.28	0.49	0.77	(0.31)	–	(0.31)	9.57	8.69	175,013	1.25		1.25		3.05		41
Year ended 08/31/18	9.18	0.30	(0.02)	0.28	(0.35)	–	(0.35)	9.11	3.11	188,658	1.24		1.24		3.33		59
Year ended 08/31/17	9.30	0.26	(0.02)	0.24	(0.36)	–	(0.36)	9.18	2.76	244,129	1.25		1.25		2.88		43
Year ended 08/31/16	8.81	0.30	0.67	0.97	(0.28)	(0.20)	(0.48)	9.30	11.54	385,887	1.24		1.24		3.37		60
Class C
Six months ended 02/28/21	8.05	0.07	0.56	0.63	(0.05)	–	(0.05)	8.63	7.90	11,941	1.96	(d)	1.96	(d)	1.60	(d)	14
Year ended 08/31/20	9.55	0.15	(0.99)	(0.84)	(0.41)	(0.25)	(0.66)	8.05	(9.22)	21,394	1.97		1.97		1.73		72
Year ended 08/31/19	9.09	0.21	0.49	0.70	(0.24)	–	(0.24)	9.55	7.89	39,088	2.00		2.00		2.30		41
Year ended 08/31/18	9.16	0.23	(0.02)	0.21	(0.28)	–	(0.28)	9.09	2.34	51,925	1.99		1.99		2.58		59
Year ended 08/31/17	9.28	0.19	(0.02)	0.17	(0.29)	–	(0.29)	9.16	1.99	70,537	2.00		2.00		2.13		43
Year ended 08/31/16	8.79	0.23	0.67	0.90	(0.21)	(0.20)	(0.41)	9.28	10.72	95,245	1.99		1.99		2.62		60
Class Y
Six months ended 02/28/21	8.03	0.11	0.57	0.68	(0.09)	–	(0.09)	8.62	8.58	304,723	0.96	(d)	0.96	(d)	2.60	(d)	14
Year ended 08/31/20	9.54	0.23	(0.99)	(0.76)	(0.50)	(0.25)	(0.75)	8.03	(8.34)	296,997	0.97		0.97		2.73		72
Year ended 08/31/19	9.08	0.30	0.49	0.79	(0.33)	–	(0.33)	9.54	8.98	389,619	1.00		1.00		3.30		41
Year ended 08/31/18	9.15	0.32	(0.02)	0.30	(0.37)	–	(0.37)	9.08	3.37	670,338	0.99		0.99		3.58		59
Year ended 08/31/17	9.28	0.28	(0.03)	0.25	(0.38)	–	(0.38)	9.15	2.91	453,479	1.00		1.00		3.13		43
Year ended 08/31/16	8.79	0.32	0.67	0.99	(0.30)	(0.20)	(0.50)	9.28	11.84	396,910	0.99		0.99		3.62		60
Class R5
Six months ended 02/28/21	8.05	0.11	0.58	0.69	(0.10)	–	(0.10)	8.64	8.59	2,993	0.90	(d)	0.90	(d)	2.66	(d)	14
Year ended 08/31/20	9.56	0.24	(1.00)	(0.76)	(0.50)	(0.25)	(0.75)	8.05	(8.27)	2,940	0.91		0.91		2.79		72
Year ended 08/31/19	9.11	0.31	0.48	0.79	(0.34)	–	(0.34)	9.56	8.98	4,517	0.90		0.90		3.40		41
Year ended 08/31/18	9.18	0.33	(0.02)	0.31	(0.38)	–	(0.38)	9.11	3.46	5,745	0.92		0.92		3.65		59
Year ended 08/31/17	9.30	0.29	(0.02)	0.27	(0.39)	–	(0.39)	9.18	3.10	7,557	0.93		0.93		3.20		43
Year ended 08/31/16	8.81	0.33	0.67	1.00	(0.31)	(0.20)	(0.51)	9.30	11.91	12,898	0.90		0.90		3.71		60
Class R6
Six months ended 02/28/21	8.05	0.11	0.58	0.69	(0.10)	–	(0.10)	8.64	8.64	224,595	0.81	(d)	0.81	(d)	2.75	(d)	14
Year ended 08/31/20	9.56	0.24	(0.99)	(0.75)	(0.51)	(0.25)	(0.76)	8.05	(8.17)	205,791	0.82		0.82		2.88		72
Year ended 08/31/19	9.11	0.32	0.48	0.80	(0.35)	–	(0.35)	9.56	9.08	137,183	0.81		0.81		3.49		41
Year ended 08/31/18	9.17	0.34	(0.02)	0.32	(0.38)	–	(0.38)	9.11	3.66	135,878	0.82		0.82		3.75		59
Year ended 08/31/17	9.30	0.29	(0.02)	0.27	(0.40)	–	(0.40)	9.17	3.09	151,573	0.84		0.84		3.29		43
Year ended 08/31/16	8.81	0.34	0.67	1.01	(0.32)	(0.20)	(0.52)	9.30	12.00	155,908	0.82		0.82		3.79		60

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $133,546, $17,718, $295,498, $2,919 and $211,503 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                                 Invesco Global Real Estate Income Fund

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Real Estate Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is current income and, secondarily, capital appreciation.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses

11                                 Invesco Global Real Estate Income Fund

on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar

12                                 Invesco Global Real Estate Income Fund

amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.750%
Next $250 million	0.740%
Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%
Next $2.5 billion	0.700%
Next $2.5 billion	0.690%
Over $10 billion	0.680%
For the six months ended February 28, 2021, the effective advisory fee rate incurred by the Fund was 0.74%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the ”expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2021, the Adviser waived advisory fees of $4,827.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services.

13                                 Invesco Global Real Estate Income Fund

IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2021, IDI advised the Fund that IDI retained $4,811 in front-end sales commissions from the sale of Class A shares and $11 and $480 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$–	$15,810,903	$–	$ 15,810,903
Belgium	–	6,246,841	–	6,246,841
Canada	21,907,101	–	–	21,907,101
China	–	1,291,247	–	1,291,247
Denmark	–	2,541,986	–	2,541,986
France	–	7,427,746	–	7,427,746
Germany	–	32,162,275	–	32,162,275
Hong Kong	–	28,209,737	–	28,209,737
Italy	–	3,314,611	–	3,314,611
Japan	–	61,435,079	–	61,435,079
Mexico	5,683,760	–	–	5,683,760
Singapore	–	16,603,805	–	16,603,805
South Africa	–	695,893	–	695,893
Spain	3,611,530	8,292,534	–	11,904,064
Sweden	–	5,588,418	–	5,588,418
Switzerland	–	4,373,326	–	4,373,326
United Kingdom	–	17,217,183	–	17,217,183
United States	425,829,902	–	0	425,829,902
Money Market Funds	8,341,707	–	–	8,341,707
Total Investments	$465,374,000	$211,211,584	$0	$676,585,584

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $201.

14                                 Invesco Global Real Estate Income Fund

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2021 was $88,258,069 and $115,103,615, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$71,502,208

Aggregate unrealized (depreciation) of investments	(14,339,070)

Net unrealized appreciation of investments	$57,163,138

Cost of investments for tax purposes is $619,422,446.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	418,599	$3,477,021	1,618,381	$14,000,910

Class C	35,919	296,848	283,987	2,453,870

Class Y	4,971,377	41,017,311	13,861,809	117,244,563

Class R5	34,224	281,101	96,779	826,089

Class R6	1,340,724	11,197,902	13,961,447	108,953,332

Issued as reinvestment of dividends:
Class A	127,885	1,047,626	1,242,818	10,788,902

Class C	11,236	91,895	208,175	1,827,120

Class Y	337,869	2,759,346	2,763,679	23,808,555

Class R5	4,072	33,329	37,117	321,599

Class R6	308,949	2,530,188	1,299,596	11,175,361

Automatic conversion of Class C shares to Class A shares:
Class A	836,590	7,005,409	866,117	7,578,281

Class C	(837,046)	(7,005,409)	(866,760)	(7,578,281)

15                                 Invesco Global Real Estate Income Fund

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(2,592,168)	$(21,410,439)	(5,259,263)	$(43,639,198)

Class C	(485,123)	(4,049,718)	(1,059,936)	(8,706,391)

Class Y	(6,917,182)	(56,750,926)	(20,479,769)	(162,926,285)

Class R5	(56,909)	(464,273)	(241,096)	(1,994,158)

Class R6	(1,203,405)	(9,916,619)	(4,046,574)	(32,694,613)

Net increase (decrease) in share activity	(3,664,389)	$(29,859,408)	4,286,507	$41,439,656

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 25% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

16                                 Invesco Global Real Estate Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (09/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)
		Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,082.90	$6.25	$1,018.79	$6.06	1.21%
Class C	1,000.00	1,079.00	10.10	1,015.08	9.79	1.96
Class Y	1,000.00	1,085.80	4.96	1,020.03	4.81	0.96
Class R5	1,000.00	1,085.90	4.65	1,020.33	4.51	0.90
Class R6	1,000.00	1,086.40	4.19	1,020.78	4.06	0.81

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                                 Invesco Global Real Estate Income Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	GREI-SAR-1

Semiannual Report to Shareholders	February 28, 2021

Invesco Growth and Income Fund
Nasdaq:
A: ACGIX ∎ C: ACGKX ∎ R: ACGLX ∎ Y: ACGMX ∎ R5: ACGQX ∎ R6: GIFFX

2	Fund Performance
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/20 to 2/28/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	27.85%

Class C Shares	27.40

Class R Shares	27.59

Class Y Shares	27.98

Class R5 Shares	28.00

Class R6 Shares	28.06

S&P 500 Index▼ (Broad Market Index)	9.74

Russell 1000 Value Index▼ (Style-Specific Index)	19.15

Lipper Large-Cap Value Funds Index∎ (Peer Group Index)	18.57

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Value Index is an unmanaged index considered represenative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Growth and Income Fund

Average Annual Total Returns
As of 2/28/21, including maximum applicable sales charges

Class A Shares
Inception (8/1/46)	9.39%
10 Years	8.76
5 Years	10.95
1 Year	20.52

Class C Shares
Inception (8/2/93)	9.38%
10 Years	8.73
5 Years	11.40
1 Year	25.69

Class R Shares
Inception (10/1/02)	8.79%
10 Years	9.10
5 Years	11.91
1 Year	27.20

Class Y Shares
Inception (10/19/04)	8.42%
10 Years	9.65
5 Years	12.49
1 Year	27.84

Class R5 Shares
Inception (6/1/10)	11.42%
10 Years	9.76
5 Years	12.57
1 Year	27.94

Class R6 Shares
10 Years	9.77%
5 Years	12.68
1 Year	28.07

Effective June 1, 2010, Class A, Class C, Class R and Class I shares of the predecessor fund, Van Kampen Growth and Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of Invesco Van Kampen Growth and Income Fund (renamed Invesco Growth and Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Growth and Income Fund

Schedule of Investments(a)

February 28, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-98.09%
Aerospace & Defense-5.05%
General Dynamics Corp.	591,455	$96,685,149
Raytheon Technologies Corp.	1,356,796	97,675,744
Textron, Inc.	1,284,533	64,663,391
		259,024,284

Apparel Retail-1.41%
TJX Cos., Inc. (The)	1,095,544	72,294,949

Automobile Manufacturers-3.73%
General Motors Co.(b)	3,723,643	191,134,595

Building Products-2.63%
Johnson Controls International PLC	2,127,110	118,671,467
Trane Technologies PLC	105,112	16,107,363
		134,778,830

Cable & Satellite-2.55%
Charter Communications, Inc., Class A(b)	105,542	64,741,573
Comcast Corp., Class A	1,252,933	66,054,628
		130,796,201

Commodity Chemicals-1.08%
Dow, Inc.	932,034	55,278,937

Construction & Engineering-0.96%
Quanta Services, Inc.	589,067	49,393,268

Consumer Finance-1.38%
American Express Co.	521,046	70,476,682

Data Processing & Outsourced Services-1.00%
Fiserv, Inc.(b)	443,836	51,205,359

Diversified Banks-6.18%
Bank of America Corp.	4,650,990	161,435,863
Wells Fargo & Co.	4,298,434	155,474,358
		316,910,221

Electric Utilities-2.44%
Duke Energy Corp.	418,125	35,787,319
Exelon Corp.	1,087,912	41,993,403
FirstEnergy Corp.	1,433,008	47,489,885
		125,270,607

Electrical Components & Equipment-0.74%
Emerson Electric Co.	442,587	38,018,223

Electronic Components-0.97%
Corning, Inc.	1,303,233	49,835,630

Electronic Manufacturing Services-1.10%
TE Connectivity Ltd.	432,861	56,284,916

Fertilizers & Agricultural Chemicals-3.31%
Corteva, Inc.	2,733,754	123,428,993
Nutrien Ltd. (Canada)	855,885	46,183,555
		169,612,548

	Shares	Value
Food Distributors-2.45%
Sysco Corp.	905,296	$72,088,721
US Foods Holding Corp.(b)	1,464,740	53,404,420
		125,493,141

Health Care Distributors-1.21%
McKesson Corp.	366,264	62,089,073

Health Care Equipment-2.68%
Medtronic PLC	760,565	88,963,288
Zimmer Biomet Holdings, Inc.	295,421	48,171,348
		137,134,636

Health Care Facilities-0.64%
Universal Health Services, Inc., Class B	260,089	32,596,954

Health Care Services-2.09%
Cigna Corp.	264,203	55,456,210
CVS Health Corp.	759,784	51,764,084
		107,220,294

Health Care Supplies-0.69%
Alcon, Inc. (Switzerland)	516,103	35,394,260

Home Improvement Retail-0.86%
Kingfisher PLC (United Kingdom)	11,935,549	44,121,815

Human Resource & Employment Services-0.67%
Adecco Group AG (Switzerland)	549,744	34,487,073

Insurance Brokers-0.88%
Willis Towers Watson PLC	205,160	45,266,502

Integrated Oil & Gas-1.48%
Chevron Corp.	758,649	75,864,900

Internet & Direct Marketing Retail-1.63%
Booking Holdings, Inc.(b)	35,776	83,304,774

Investment Banking & Brokerage-6.07%
Charles Schwab Corp. (The)	1,061,124	65,492,573
Goldman Sachs Group, Inc. (The)	394,276	125,963,297
Morgan Stanley	1,554,029	119,458,209
		310,914,079

IT Consulting & Other Services-3.12%
Cognizant Technology Solutions Corp., Class A	2,175,163	159,830,977

Managed Health Care-1.41%
Anthem, Inc.	238,518	72,316,272

Movies & Entertainment-2.41%
Walt Disney Co. (The)	654,506	123,727,814

Multi-line Insurance-2.28%
American International Group, Inc.	2,660,533	116,930,425

Oil & Gas Exploration & Production-4.74%
Canadian Natural Resources Ltd. (Canada)	1,743,040	47,541,190
ConocoPhillips	1,627,724	84,657,925
Devon Energy Corp.	2,342,544	50,458,398

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Growth and Income Fund

	Shares	Value
Oil & Gas Exploration & Production-(continued)
Pioneer Natural Resources Co.	404,929	$60,160,301
		242,817,814

Other Diversified Financial Services-1.05%
Voya Financial, Inc.	889,704	53,631,357

Pharmaceuticals-5.32%
Bristol-Myers Squibb Co.	1,350,068	82,799,671
GlaxoSmithKline PLC (United Kingdom)	2,390,910	39,657,367
Johnson & Johnson	268,002	42,467,597
Pfizer, Inc.	1,066,526	35,717,956
Sanofi (France)	788,729	72,197,467
		272,840,058

Railroads-2.08%
CSX Corp.	1,163,081	106,480,066

Real Estate Services-2.49%
CBRE Group, Inc., Class A(b)	1,687,410	127,855,056

Regional Banks-6.29%
Citizens Financial Group, Inc.	2,731,659	118,663,267
PNC Financial Services Group, Inc. (The)	580,513	97,735,169
Truist Financial Corp.	1,860,312	105,963,371
		322,361,807

Semiconductors-5.96%
Intel Corp.	1,840,634	111,873,734
Micron Technology, Inc.(b)	577,901	52,895,279

	Shares	Value
Semiconductors-(continued)
NXP Semiconductors N.V. (Netherlands)	373,040	$68,098,452
QUALCOMM, Inc.	531,924	72,442,730
		305,310,195

Systems Software-1.49%
Oracle Corp.	1,184,833	76,433,577

Tobacco-2.20%
Philip Morris International, Inc.	1,341,439	112,707,705

Wireless Telecommunication Services-1.37%
Vodafone Group PLC (United Kingdom)	41,175,174	70,008,730
Total Common Stocks & Other Equity Interests (Cost $3,404,661,783)		5,027,454,604

Money Market Funds-2.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	37,744,524	37,744,524
Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(c)(d)	26,710,039	26,720,723
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	43,136,599	43,136,599
Total Money Market Funds (Cost $107,596,564)		107,601,846

TOTAL INVESTMENTS IN SECURITIES-100.19% (Cost $3,512,258,347)		5,135,056,450

OTHER ASSETS LESS LIABILITIES-(0.19)%		(9,872,208)

NET ASSETS-100.00%		$5,125,184,242

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)		Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$35,386,014	$ 288,505,178	$ (286,146,668)	$ -		$ -	$37,744,524	$ 3,056
Invesco Liquid Assets Portfolio, Institutional Class	25,039,016	206,075,127	(204,390,476)	(11,476)		8,532	26,720,723	6,971
Invesco Treasury Portfolio, Institutional Class	40,441,159	329,720,204	(327,024,764)	-		-	43,136,599	1,874
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	71,943,691	(71,943,691)	-		-	-	333*
Invesco Private Prime Fund	-	49,287,783	(49,288,265)	-		482	-	1,199*
Total	$100,866,189	$945,531,983	$(938,793,864)		$(11,476)	$9,014	$107,601,846	$13,433

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.

Open Forward Foreign Currency Contracts

Settlement Date			Contract to			Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive

Currency Risk

03/26/2021	Bank of New York Mellon (The)	CHF	50,227,715	USD	56,366,854	$1,113,079

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Growth and Income Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date			Contract to			Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive

03/26/2021	State Street Bank & Trust Co.	CAD	47,697,259	USD	37,608,520	$125,702

03/26/2021	State Street Bank & Trust Co.	CHF	375,801	USD	421,634	8,229

03/26/2021	State Street Bank & Trust Co.	EUR	47,272,852	USD	57,249,968	180,841

Subtotal–Appreciation						1,427,851

Currency Risk

03/26/2021	State Street Bank & Trust Co.	GBP	91,560,041	USD	127,118,321	(461,805)

03/26/2021	State Street Bank & Trust Co.	USD	1,116,083	CAD	1,419,547	(534)

03/26/2021	State Street Bank & Trust Co.	USD	1,579,881	CHF	1,414,910	(23,387)

03/26/2021	State Street Bank & Trust Co.	USD	2,369,452	EUR	1,948,541	(17,118)

03/26/2021	State Street Bank & Trust Co.	USD	10,114,296	GBP	7,214,330	(61,820)

Subtotal–Depreciation						(564,664)

Total Forward Foreign Currency Contracts						$ 863,187

Abbreviations:

CAD –Canadian Dollar

CHF –Swiss Franc

EUR –Euro

GBP –British Pound Sterling

USD –U.S. Dollar

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2021

Financials	24.12%
Health Care	14.04
Information Technology	13.64
Industrials	12.14
Consumer Discretionary	7.63
Communication Services	6.33
Energy	6.22
Consumer Staples	4.65
Materials	4.39
Real Estate	2.49
Utilities	2.44
Money Market Funds Plus Other Assets Less Liabilities	1.91

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Growth and Income Fund

Statement of Assets and Liabilities

February 28, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $3,404,661,783)	$5,027,454,604

Investments in affiliated money market funds, at value (Cost $107,596,564)	107,601,846

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	1,427,851

Cash	474,592

Foreign currencies, at value (Cost $599)	608

Receivable for:
Fund shares sold	3,720,806

Dividends	10,809,185

Investment for trustee deferred compensation and retirement plans	716,749

Other assets	79,198

Total assets	5,152,285,439

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	564,664

Payable for:
Investments purchased	10,695,609

Fund shares reacquired	11,978,448

Accrued fees to affiliates	2,616,864

Accrued trustees’ and officers’ fees and benefits	6,650

Accrued other operating expenses	422,557

Trustee deferred compensation and retirement plans	816,405

Total liabilities	27,101,197

Net assets applicable to shares outstanding	$5,125,184,242

Net assets consist of:
Shares of beneficial interest	$3,214,922,570

Distributable earnings	1,910,261,672

$5,125,184,242

Net Assets:
Class A	$2,951,478,916

Class C	$37,494,006

Class R	$58,423,865

Class Y	$530,269,794

Class R5	$397,639,604

Class R6	$1,149,878,057

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	119,026,051

Class C	1,533,748

Class R	2,353,548

Class Y	21,366,552

Class R5	16,000,912

Class R6	46,263,830

Class A:
Net asset value per share	$24.80

Maximum offering price per share (Net asset value of $24.80 ÷ 94.50%)	$26.24

Class C:
Net asset value and offering price per share	$24.45

Class R:
Net asset value and offering price per share	$24.82

Class Y:
Net asset value and offering price per share	$24.82

Class R5:
Net asset value and offering price per share	$24.85

Class R6:
Net asset value and offering price per share	$24.85

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Growth and Income Fund

Statement of Operations

For the six months ended February 28, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $345,669)	$49,566,400

Dividends from affiliated money market funds (includes securities lending income of $12,111)	24,012

Total investment income	49,590,412

Expenses:
Advisory fees	8,739,308

Administrative services fees	329,215

Custodian fees	64,575

Distribution fees:
Class A	3,396,516

Class C	172,769

Class R	152,262

Transfer agent fees – A, C, R and Y	3,099,556

Transfer agent fees – R5	196,399

Transfer agent fees – R6	33,638

Trustees’ and officers’ fees and benefits	59,442

Registration and filing fees	68,606

Reports to shareholders	185,648

Professional services fees	42,104

Other	63,248

Total expenses	16,603,286

Less: Fees waived and/or expense offset arrangement(s)	(39,967)

Net expenses	16,563,319

Net investment income	33,027,093

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	366,269,428

Affiliated investment securities	9,014

Foreign currencies	92,356

Forward foreign currency contracts	(10,007,162)

356,363,636

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	822,836,480

Affiliated investment securities	(11,476)

Foreign currencies	(52,451)

Forward foreign currency contracts	5,738,036

828,510,589

Net realized and unrealized gain	1,184,874,225

Net increase in net assets resulting from operations	$1,217,901,318

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Growth and Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	February 28, 2021	August 31, 2020

Operations:
Net investment income	$33,027,093	$120,982,478

Net realized gain	356,363,636	64,710,028

Change in net unrealized appreciation (depreciation)	828,510,589	(387,598,565)

Net increase (decrease) in net assets resulting from operations	1,217,901,318	(201,906,059)

Distributions to shareholders from distributable earnings:
Class A	(86,311,723)	(289,228,828)

Class C	(1,112,729)	(5,035,411)

Class R	(1,898,844)	(6,622,540)

Class Y	(16,653,399)	(76,722,911)

Class R5	(14,838,516)	(62,028,594)

Class R6	(38,620,698)	(136,731,969)

Total distributions from distributable earnings	(159,435,909)	(576,370,253)

Share transactions–net:
Class A	(248,163,292)	(369,392,082)

Class C	(9,474,514)	(30,063,112)

Class R	(15,044,595)	(13,559,679)

Class Y	(54,674,651)	(363,147,856)

Class R5	(136,164,650)	(221,668,392)

Class R6	(247,184,614)	(173,456,283)

Net increase (decrease) in net assets resulting from share transactions	(710,706,316)	(1,171,287,404)

Net increase (decrease) in net assets	347,759,093	(1,949,563,716)

Net assets:
Beginning of period	4,777,425,149	6,726,988,865

End of period	$5,125,184,242	$4,777,425,149

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Growth and Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/21	$20.01	$0.13		$5.36	$5.49	$(0.21)	$(0.49)	$(0.70)	$24.80	27.85%		$2,951,479	0.83	%(d)	0.83	%(d)	1.20	%(d)	21%
Year ended 08/31/20	22.89	0.41		(1.24)	(0.83)	(0.44)	(1.61)	(2.05)	20.01	(4.39)		2,609,002	0.81		0.81		1.97		26
Year ended 08/31/19	27.50	0.44		(2.02)	(1.58)	(0.43)	(2.60)	(3.03)	22.89	(4.99)		3,386,466	0.81		0.81		1.84		23
Year ended 08/31/18	27.42	0.40		2.76	3.16	(0.52)	(2.56)	(3.08)	27.50	11.96		3,954,641	0.80		0.80		1.44		29
Year ended 08/31/17	25.12	0.53	(e)	3.64	4.17	(0.42)	(1.45)	(1.87)	27.42	16.90		3,972,916	0.82		0.82		1.96	(e)	16
Year ended 08/31/16	25.44	0.38		1.44	1.82	(0.42)	(1.72)	(2.14)	25.12	7.93		4,058,588	0.83		0.83		1.59		18
Class C
Six months ended 02/28/21	19.73	0.06		5.28	5.34	(0.13)	(0.49)	(0.62)	24.45	27.40	(f)	37,494	1.49	(d)(f)	1.49	(d)(f)	0.54	(d)(f)	21
Year ended 08/31/20	22.57	0.25		(1.20)	(0.95)	(0.28)	(1.61)	(1.89)	19.73	(5.05)		38,808	1.56		1.56		1.22		26
Year ended 08/31/19	27.15	0.27		(2.00)	(1.73)	(0.25)	(2.60)	(2.85)	22.57	(5.67	)(f)	76,522	1.53	(f)	1.53	(f)	1.12	(f)	23
Year ended 08/31/18	27.09	0.19		2.74	2.93	(0.31)	(2.56)	(2.87)	27.15	11.17	(f)	243,564	1.53	(f)	1.53	(f)	0.71	(f)	29
Year ended 08/31/17	24.84	0.32	(e)	3.60	3.92	(0.22)	(1.45)	(1.67)	27.09	16.00		253,253	1.57		1.57		1.21	(e)	16
Year ended 08/31/16	25.17	0.20		1.43	1.63	(0.24)	(1.72)	(1.96)	24.84	7.14	(f)	290,579	1.55	(f)	1.55	(f)	0.87	(f)	18
Class R
Six months ended 02/28/21	20.03	0.10		5.37	5.47	(0.19)	(0.49)	(0.68)	24.82	27.66		58,424	1.08	(d)	1.08	(d)	0.95	(d)	21
Year ended 08/31/20	22.90	0.36		(1.23)	(0.87)	(0.39)	(1.61)	(2.00)	20.03	(4.60)		61,342	1.06		1.06		1.72		26
Year ended 08/31/19	27.52	0.38		(2.03)	(1.65)	(0.37)	(2.60)	(2.97)	22.90	(5.27)		84,224	1.06		1.06		1.59		23
Year ended 08/31/18	27.43	0.33		2.77	3.10	(0.45)	(2.56)	(3.01)	27.52	11.71		115,360	1.05		1.05		1.19		29
Year ended 08/31/17	25.14	0.46	(e)	3.64	4.10	(0.36)	(1.45)	(1.81)	27.43	16.55		119,766	1.07		1.07		1.71	(e)	16
Year ended 08/31/16	25.45	0.32		1.45	1.77	(0.36)	(1.72)	(2.08)	25.14	7.69		116,837	1.08		1.08		1.34		18
Class Y
Six months ended 02/28/21	20.03	0.16		5.36	5.52	(0.24)	(0.49)	(0.73)	24.82	27.98		530,270	0.58	(d)	0.58	(d)	1.45	(d)	21
Year ended 08/31/20	22.91	0.47		(1.24)	(0.77)	(0.50)	(1.61)	(2.11)	20.03	(4.12)		477,858	0.56		0.56		2.22		26
Year ended 08/31/19	27.53	0.50		(2.03)	(1.53)	(0.49)	(2.60)	(3.09)	22.91	(4.78)		938,866	0.56		0.56		2.09		23
Year ended 08/31/18	27.44	0.47		2.77	3.24	(0.59)	(2.56)	(3.15)	27.53	12.27		1,266,205	0.55		0.55		1.69		29
Year ended 08/31/17	25.15	0.59	(e)	3.64	4.23	(0.49)	(1.45)	(1.94)	27.44	17.13		1,152,199	0.57		0.57		2.21	(e)	16
Year ended 08/31/16	25.46	0.44		1.46	1.90	(0.49)	(1.72)	(2.21)	25.15	8.24		1,851,513	0.58		0.58		1.84		18
Class R5
Six months ended 02/28/21	20.06	0.17		5.36	5.53	(0.25)	(0.49)	(0.74)	24.85	28.00		397,640	0.49	(d)	0.49	(d)	1.54	(d)	21
Year ended 08/31/20	22.94	0.49		(1.24)	(0.75)	(0.52)	(1.61)	(2.13)	20.06	(4.03)		443,315	0.48		0.48		2.30		26
Year ended 08/31/19	27.56	0.52		(2.03)	(1.51)	(0.51)	(2.60)	(3.11)	22.94	(4.70)		746,385	0.48		0.48		2.17		23
Year ended 08/31/18	27.47	0.49		2.77	3.26	(0.61)	(2.56)	(3.17)	27.56	12.35		932,196	0.48		0.48		1.76		29
Year ended 08/31/17	25.17	0.61	(e)	3.65	4.26	(0.51)	(1.45)	(1.96)	27.47	17.26		799,681	0.49		0.49		2.29	(e)	16
Year ended 08/31/16	25.49	0.46		1.45	1.91	(0.51)	(1.72)	(2.23)	25.17	8.31		765,516	0.48		0.48		1.94		18
Class R6
Six months ended 02/28/21	20.06	0.18		5.36	5.54	(0.26)	(0.49)	(0.75)	24.85	28.06		1,149,878	0.40	(d)	0.40	(d)	1.63	(d)	21
Year ended 08/31/20	22.94	0.50		(1.23)	(0.73)	(0.54)	(1.61)	(2.15)	20.06	(3.93)		1,147,101	0.39		0.39		2.39		26
Year ended 08/31/19	27.57	0.54		(2.04)	(1.50)	(0.53)	(2.60)	(3.13)	22.94	(4.64)		1,494,527	0.38		0.38		2.27		23
Year ended 08/31/18	27.48	0.51		2.77	3.28	(0.63)	(2.56)	(3.19)	27.57	12.46		1,666,520	0.38		0.38		1.86		29
Year ended 08/31/17	25.18	0.64	(e)	3.65	4.29	(0.54)	(1.45)	(1.99)	27.48	17.36		1,638,500	0.39		0.39		2.39	(e)	16
Year ended 08/31/16	25.49	0.49		1.46	1.95	(0.54)	(1.72)	(2.26)	25.18	8.46		680,404	0.38		0.38		2.04		18

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $2,741,925, $38,366, $61,409, $499,265, $426,384 and $1,160,784 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)

Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended August 31, 2017. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.40 and 1.47%, $0.19 and 0.72%, $0.33 and 1.22%, $0.46 and 1.72%, $0.48 and 1.80% and $0.51 and 1.90% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.91%, 0.96%, 0.98% and 0.98% for the six months ended February 28, 2021 and the years ended August 31, 2019, 2018 and 2016, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Growth and Income Fund

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Growth and Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is total return through growth of capital and current income.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

11	Invesco Growth and Income Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

    The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

12	Invesco Growth and Income Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

    The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

    The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

    A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $150 million	0.500%

Next $100 million	0.450%

Next $100 million	0.400%

Over $350 million	0.350%

    For the six months ended February 28, 2021, the effective advisory fee rate incurred by the Fund was 0.36%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

    Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

    For the six months ended February 28, 2021, the Adviser waived advisory fees of $37,847.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Trust has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Trust and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Trust, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly.

    With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

    For the six months ended February 28, 2021, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the

13	Invesco Growth and Income Fund

shareholder. During the six months ended February 28, 2021, IDI advised the Fund that IDI retained $101,377 in front-end sales commissions from the sale of Class A shares and $4,451 and $905 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    For the six months ended February 28, 2021, the Fund incurred $17,114 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	- Prices are determined using quoted prices in an active market for identical assets.
Level 2

 -  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

 -  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,731,587,892	$295,866,712	$–	$5,027,454,604
Money Market Funds	107,601,846	–	–	107,601,846
Total Investments in Securities	4,839,189,738	295,866,712	–	5,135,056,450

Other Investments - Assets*
Forward Foreign Currency Contracts	–	1,427,851	–	1,427,851

Other Investments - Liabilities*
Forward Foreign Currency Contracts	–	(564,664)	–	(564,664)
Total Other Investments	–	863,187	–	863,187
Total Investments	$4,839,189,738	$296,729,899	$–	$5,135,919,637

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2021:

Value
Currency
Derivative Assets	Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$1,427,851
Derivatives not subject to master netting agreements	-
Total Derivative Assets subject to master netting agreements	$1,427,851

Value
Currency
Derivative Liabilities	Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(564,664)
Derivatives not subject to master netting agreements	-
Total Derivative Liabilities subject to master netting agreements	$(564,664)

14	Invesco Growth and Income Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2021.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$1,113,079	$ -	$1,113,079	$-	$-	$1,113,079
State Street Bank & Trust Co.	314,772	(564,664)	(249,892)	-	-	(249,892)
Total	$1,427,851	$(564,664)	$863,187	$-	$-	$863,187

Effect of Derivative Investments for the six months ended February 28, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$ (10,007,162)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	5,738,036
Total	$ (4,269,126)

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$299,992,822

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,120.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of August 31, 2020.

15	Invesco Growth and Income Fund

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2021 was $990,680,703 and $1,838,811,190, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,606,807,092

Aggregate unrealized (depreciation) of investments	(40,230,326)

Net unrealized appreciation of investments	$1,566,576,766

Cost of investments for tax purposes is $3,569,342,871.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2021(a)		August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	2,925,627	$65,330,598	12,252,927	$232,624,775

Class C	76,887	1,684,721	464,832	8,961,437

Class R	463,932	10,203,028	504,338	9,657,016

Class Y	3,074,937	69,347,050	5,677,509	117,085,192

Class R5	2,203,146	48,201,074	5,727,613	114,472,525

Class R6	3,955,626	88,960,972	13,470,737	257,299,949

Issued as reinvestment of dividends:
Class A	3,600,254	80,078,663	12,074,275	268,677,218

Class C	46,360	1,023,036	207,024	4,601,683

Class R	85,105	1,898,496	295,518	6,606,142

Class Y	663,390	14,750,327	3,053,556	68,316,325

Class R5	667,478	14,818,663	2,777,517	61,811,878

Class R6	1,708,501	37,906,204	6,064,881	134,330,419

Automatic conversion of Class C shares to Class A shares:
Class A	252,546	5,702,755	545,424	11,370,130

Class C	(255,957)	(5,702,755)	(552,872)	(11,370,130)

Reacquired:
Class A	(18,115,151)	(399,275,308)	(42,486,440)	(882,064,205)

Class C	(300,837)	(6,479,516)	(1,542,253)	(32,256,102)

Class R	(1,257,288)	(27,146,119)	(1,415,461)	(29,822,837)

Class Y	(6,228,356)	(138,772,028)	(25,855,073)	(548,549,373)

Class R5	(8,972,699)	(199,184,387)	(18,942,596)	(397,952,795)

Class R6	(16,582,661)	(374,051,790)	(27,493,365)	(565,086,651)

Net increase (decrease) in share activity	(31,989,160)	$(710,706,316)	(55,171,909)	$(1,171,287,404)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

    The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

16	Invesco Growth and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,278.50	$4.69	$1,020.68	$4.16	0.83%
Class C	1,000.00	1,274.00	8.40	1,017.41	7.45	1.49
Class R	1,000.00	1,275.90	6.09	1,019.44	5.41	1.08
Class Y	1,000.00	1,279.80	3.28	1,021.92	2.91	0.58
Class R5	1,000.00	1,280.00	2.77	1,022.36	2.46	0.49
Class R6	1,000.00	1,280.60	2.26	1,022.81	2.01	0.40

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Growth and Income Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	VK-GRI-SAR-1

Semiannual Report to Shareholders	February 28, 2021

Invesco Low Volatility Equity Yield Fund Nasdaq: A: SCAUX ∎ C: SCCUX ∎ R: SCRUX ∎ Y: SCAYX ∎ Investor: SCNUX ∎ R5: SCIUX ∎ R6: SLESX

2	Fund Performance
4	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/20 to 2/28/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.35%

Class C Shares	4.93

Class R Shares	5.24

Class Y Shares	5.46

Investor Class Shares	5.33

Class R5 Shares	5.58

Class R6 Shares	5.58

S&P 500 Index▼ (Broad Market Index)	9.74

Russell 1000 Index▼ (Style-Specific Index)	11.78

Lipper Equity Income Funds Index∎ (Peer Group Index)	12.83
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Equity Income Funds Index is an unmanaged index considered representative of equity income funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Low Volatility Equity Yield Fund

Average Annual Total Returns
As of 2/28/21, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	3.96%
10 Years	5.59
5 Years	4.15
1 Year	3.71
Class C Shares
Inception (3/31/06)	3.93%
10 Years	5.55
5 Years	4.55
1 Year	7.94
Class R Shares
Inception (3/31/06)	4.10%
10 Years	5.94
5 Years	5.07
1 Year	9.41
Class Y Shares
Inception (10/3/08)	6.94%
10 Years	6.47
5 Years	5.62
1 Year	10.03
Investor Class Shares
Inception (4/25/08)	4.33%
10 Years	6.20
5 Years	5.35
1 Year	9.74
Class R5 Shares
Inception (3/31/06)	4.72%
10 Years	6.61
5 Years	5.79
1 Year	10.27
Class R6 Shares
10 Years	6.37%
5 Years	5.71
1 Year	10.27

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class,

Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Low Volatility Equity Yield Fund

Schedule of Investments(a)

February 28, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.13%
Agricultural & Farm Machinery–3.72%
AGCO Corp.	25,800	$3,340,584
Deere & Co.	10,600	3,700,672
		7,041,256

Air Freight & Logistics–3.03%
FedEx Corp.	11,500	2,926,750
United Parcel Service, Inc., Class B	17,750	2,801,482
		5,728,232

Alternative Carriers–2.07%
Liberty Global PLC, Class C (United Kingdom)(b)	29,200	709,560
Lumen Technologies, Inc.	261,400	3,212,606
		3,922,166

Application Software–3.37%
Cadence Design Systems, Inc.(b)	23,900	3,372,051
Citrix Systems, Inc.	22,500	3,005,550
		6,377,601

Asset Management & Custody Banks–0.86%
Federated Hermes, Inc., Class B	6,400	171,008
Janus Henderson Group PLC	24,300	710,289
T. Rowe Price Group, Inc.	4,600	745,844
		1,627,141

Automobile Manufacturers–1.02%
Ford Motor Co.(b)	164,300	1,922,310

Automotive Retail–1.10%
AutoNation, Inc.(b)	17,200	1,290,344
Murphy USA, Inc.	6,300	785,295
		2,075,639

Biotechnology–8.03%
Amgen, Inc.	14,300	3,216,356
Blueprint Medicines Corp.(b)	4,900	481,278
Emergent BioSolutions, Inc.(b)	17,200	1,651,200
Gilead Sciences, Inc.	44,500	2,732,300
Regeneron Pharmaceuticals, Inc.(b)	5,980	2,694,409
United Therapeutics Corp.(b)	21,200	3,544,216
Vertex Pharmaceuticals, Inc.(b)	4,150	882,082
		15,201,841

Commodity Chemicals–0.54%
Dow, Inc.	17,200	1,020,132

Communications Equipment–1.50%
Cisco Systems, Inc.	63,200	2,835,784

Computer & Electronics Retail–1.43%
Best Buy Co., Inc.	26,900	2,699,415

Construction & Engineering–0.41%
Dycom Industries, Inc.(b)	4,400	336,952

	Shares	Value
Construction & Engineering–(continued)
Quanta Services, Inc.	5,300	$444,405
		781,357

Data Processing & Outsourced Services–1.17%
Western Union Co. (The)	95,100	2,208,222

Diversified Chemicals–0.20%
Eastman Chemical Co.	3,400	371,484

Electrical Components & Equipment–0.20%
Regal Beloit Corp.	2,800	382,676

Electronic Equipment & Instruments–0.16%
Vontier Corp.(b)	9,400	295,160

Food Retail–1.58%
Kroger Co. (The)	86,300	2,779,723
Sprouts Farmers Market, Inc.(b)	10,200	215,322
		2,995,045

Forest Products–0.14%
Louisiana-Pacific Corp.	5,400	257,094

Gas Utilities–0.11%
National Fuel Gas Co.	4,700	213,568

General Merchandise Stores–1.92%
Target Corp.	19,850	3,641,284

Health Care Distributors–4.86%
AmerisourceBergen Corp.	29,000	2,935,380
Cardinal Health, Inc.	57,500	2,962,400
McKesson Corp.	19,500	3,305,640
		9,203,420

Health Care Equipment-2.05%
Danaher Corp.	750	164,753
Hologic, Inc.(b)	38,400	2,768,256
IDEXX Laboratories, Inc.(b)	1,800	936,306
		3,869,315

Health Care Facilities–0.50%
HCA Healthcare, Inc.	5,500	946,165

Health Care REITs–0.28%
Omega Healthcare Investors, Inc.	7,800	289,692
Sabra Health Care REIT, Inc.	13,600	234,192
		523,884

Health Care Services–3.78%
DaVita, Inc.(b)	31,500	3,217,095
Laboratory Corp. of America Holdings(b)	8,850	2,123,203
Quest Diagnostics, Inc.	15,600	1,803,204
		7,143,502

Health Care Supplies–0.35%
Quidel Corp.(b)	4,000	657,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Low Volatility Equity Yield Fund

	Shares	Value
Homefurnishing Retail–0.36%
Williams-Sonoma, Inc.	5,200	$682,708

Household Products–0.28%
Spectrum Brands Holdings, Inc.	6,900	535,095

Housewares & Specialties–0.41%
Newell Brands, Inc.	33,800	783,146

Hypermarkets & Super Centers–1.92%
BJ’s Wholesale Club Holdings, Inc.(b)	28,100	1,129,058
Walmart, Inc.	19,200	2,494,464
		3,623,522

Industrial REITs–0.24%
Duke Realty Corp.	6,900	270,825
EastGroup Properties, Inc.	1,400	190,554
		461,379

Interactive Home Entertainment–4.10%
Activision Blizzard, Inc.	37,000	3,537,570
Electronic Arts, Inc.	10,800	1,446,876
Take-Two Interactive Software, Inc.(b)	15,050	2,776,123
		7,760,569

Interactive Media & Services–1.07%
Alphabet, Inc., Class A(b)	1,005	2,032,020

Internet & Direct Marketing Retail–1.67%
eBay, Inc.	29,900	1,686,958
Qurate Retail, Inc., Class A	118,100	1,466,802
		3,153,760

IT Consulting & Other Services–2.72%
Accenture PLC, Class A	1,700	426,530
Amdocs Ltd.	25,000	1,895,250
Cognizant Technology Solutions Corp., Class A	38,500	2,828,980
		5,150,760

Life Sciences Tools & Services–1.82%
Mettler-Toledo International, Inc.(b)	630	703,112
Thermo Fisher Scientific, Inc.	6,100	2,745,488
		3,448,600

Office REITs–0.20%
Equity Commonwealth	13,100	369,551

Oil & Gas Storage & Transportation–2.03%
Antero Midstream Corp.	104,100	918,162
Equitrans Midstream Corp.	25,700	185,811
Kinder Morgan, Inc.	48,200	708,540
Williams Cos., Inc. (The)	88,900	2,030,476
		3,842,989

Packaged Foods & Meats–9.63%
Campbell Soup Co.	58,800	2,674,224
Conagra Brands, Inc.	77,500	2,629,575
Flowers Foods, Inc.	35,500	772,125
General Mills, Inc.	56,400	3,102,564
Hain Celestial Group, Inc. (The)	29,500	1,244,310
JM Smucker Co. (The)	23,500	2,632,000
Kellogg Co.	32,000	1,846,720

	Shares	Value
Packaged Foods & Meats–(continued)
Kraft Heinz Co. (The)	91,400	$3,325,132
		18,226,650

Paper Packaging–0.78%
International Paper Co.	29,700	1,474,605

Personal Products–0.29%
Nu Skin Enterprises, Inc., Class A	10,700	547,626

Pharmaceuticals–2.43%
Eli Lilly and Co.	7,500	1,536,675
Johnson & Johnson	17,450	2,765,127
Merck & Co., Inc.	4,000	290,480
		4,592,282

Property & Casualty Insurance–0.54%
Allstate Corp. (The)	9,500	1,012,700

Publishing–0.49%
News Corp., Class A	39,300	921,585

Regional Banks–0.27%
Umpqua Holdings Corp.	29,400	501,858

Research & Consulting Services–1.37%
Booz Allen Hamilton Holding Corp.	33,700	2,599,618

Restaurants–0.97%
Domino’s Pizza, Inc.	4,300	1,489,993
Papa John’s International, Inc.	3,800	342,722
		1,832,715

Semiconductors–3.41%
Broadcom, Inc.	6,180	2,903,797
Qorvo, Inc.(b)	4,350	760,075
Texas Instruments, Inc.	16,200	2,790,774
		6,454,646

Specialized Consumer Services–0.60%
Service Corp. International	8,100	386,856
Terminix Global Holdings, Inc.(b)	16,800	756,168
		1,143,024

Specialized REITs–3.68%
CubeSmart	14,600	539,616
Extra Space Storage, Inc.	23,900	3,004,230
Life Storage, Inc.	14,400	1,208,160
PotlatchDeltic Corp.	5,600	284,200
Public Storage	8,250	1,930,005
		6,966,211

Steel–0.83%
Reliance Steel & Aluminum Co.	11,900	1,573,180

Systems Software–3.70%
CommVault Systems, Inc.(b)	2,900	184,817
Microsoft Corp.	16,000	3,718,080
Oracle Corp.	48,100	3,102,931
		7,005,828

Technology Distributors–0.74%
Arrow Electronics, Inc.(b)	13,900	1,393,614

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Low Volatility Equity Yield Fund

	Shares	Value
Technology Hardware, Storage & Peripherals–1.57%
HP, Inc.	102,400	$2,966,528

Thrifts & Mortgage Finance–0.93%
New York Community Bancorp, Inc.	144,400	1,763,124

Tobacco–2.43%
Altria Group, Inc.	67,000	2,921,200
Philip Morris International, Inc.	20,000	1,680,400
		4,601,600

Trading Companies & Distributors–0.11%
MSC Industrial Direct Co., Inc., Class A	2,400	206,712

Trucking–1.16%
Ryder System, Inc.	9,200	623,484
Werner Enterprises, Inc.	36,700	1,575,164
		2,198,648
Total Common Stocks & Other Equity Interests (Cost $165,599,641)		183,767,586

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

	Principal Amount	Value
U.S. Treasury Securities–0.38%
U.S. Treasury Bills–0.38%
0.12%, 03/11/2021 (Cost $724,976)(c)(d)	$725,000	$724,975

	Shares

Money Market Funds–2.51%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	1,708,957	1,708,957
Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(e)(f)	1,082,241	1,082,674
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	1,953,094	1,953,094
Total Money Market Funds (Cost $4,744,821)		4,744,725
TOTAL INVESTMENTS IN SECURITIES–100.02% (Cost $171,069,438)		189,237,286
OTHER ASSETS LESS LIABILITIES–(0.02)%		(29,959)
NET ASSETS–100.00%		$189,207,327

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,571,826	$3,964,878	$(3,827,747)	$-	$-	$1,708,957	$158
Invesco Liquid Assets Portfolio, Institutional Class	984,933	2,832,056	(2,734,105)	(269)	59	1,082,674	316
Invesco Treasury Portfolio, Institutional Class	1,796,373	4,531,289	(4,374,568)	-	-	1,953,094	97
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	3,265,372	(3,265,372)	-	-	-	7	*
Invesco Private Prime Fund	-	2,810,647	(2,810,647)	-	-	-	24	*
Total	$4,353,132	$17,404,242	$(17,012,439)	$(269)	$59	$4,744,725	$602

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	27	March-2021	$5,142,420	$26,522	$26,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Low Volatility Equity Yield Fund

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2021

Health Care	23.82%
Information Technology	18.33
Consumer Staples	16.14
Industrials	10.01
Consumer Discretionary	9.48
Communication Services	7.74
Real Estate	4.40
Financials	2.59
Materials	2.48
Energy	2.03
Other Sectors, Each Less than 2% of Net Assets	0.49
Money Market Funds Plus Other Assets Less Liabilities	2.49

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Low Volatility Equity Yield Fund

Statement of Assets and Liabilities

February 28, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $166,324,617)	$184,492,561
Investments in affiliated money market funds, at value (Cost $4,744,821)	4,744,725
Foreign currencies, at value (Cost $6,447)	6,486
Receivable for:
Fund shares sold	36,900
Dividends	239,073
Investment for trustee deferred compensation and retirement plans	165,309
Other assets	40,630
Total assets	189,725,684

Liabilities:
Other investments:
Variation margin payable - futures contracts	24,424
Payable for:
Fund shares reacquired	76,514
Amount due custodian	29,039
Accrued fees to affiliates	135,121
Accrued trustees’ and officers’ fees and benefits	374
Accrued other operating expenses	77,236
Trustee deferred compensation and retirement plans	175,649
Total liabilities	518,357
Net assets applicable to shares outstanding	$189,207,327

Net assets consist of:
Shares of beneficial interest	$188,402,889
Distributable earnings	804,438
$189,207,327

Net Assets:
Class A	$135,372,518
Class C	$3,339,001
Class R	$568,806
Class Y	$7,102,120
Investor Class	$32,823,048
Class R5	$9,970,032
Class R6	$31,802

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	12,652,555
Class C	317,673
Class R	53,430
Class Y	660,714
Investor Class	3,056,772
Class R5	926,378
Class R6	2,956
Class A:
Net asset value per share	$10.70
Maximum offering price per share (Net asset value of $10.70 ÷ 94.50%)	$11.32
Class C:
Net asset value and offering price per share	$10.51
Class R:
Net asset value and offering price per share	$10.65
Class Y:
Net asset value and offering price per share	$10.75
Investor Class:
Net asset value and offering price per share	$10.74
Class R5:
Net asset value and offering price per share	$10.76
Class R6:
Net asset value and offering price per share	$10.76

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Low Volatility Equity Yield Fund

Statement of Operations

For the six months ended February 28, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $32,767)	$1,822,921
Dividends from affiliated money market funds (includes securities lending income of $1,390)	1,961
Total investment income	1,824,882

Expenses:
Advisory fees	557,115
Administrative services fees	13,196
Custodian fees	3,727
Distribution fees:
Class A	165,763
Class C	18,216
Class R	1,441
Investor Class	40,448
Transfer agent fees – A, C, R, Y and Investor	206,305
Transfer agent fees – R5	223
Transfer agent fees – R6	1
Trustees’ and officers’ fees and benefits	11,077
Registration and filing fees	42,829
Reports to shareholders	15,668
Professional services fees	20,626
Other	9,923
Total expenses	1,106,558
Less: Fees waived and/or expense offset arrangement(s)	(2,769)
Net expenses	1,103,789
Net investment income	721,093

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	9,618,729
Affiliated investment securities	59
Foreign currencies	1,500
Futures contracts	630,844
10,251,132
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(995,477)
Affiliated investment securities	(269)
Foreign currencies	(596)
Futures contracts	(290,713)
(1,287,055)
Net realized and unrealized gain	8,964,077
Net increase in net assets resulting from operations	$9,685,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Low Volatility Equity Yield Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	February 28, 2021	August 31, 2020
Operations:
Net investment income	$721,093	$3,283,711
Net realized gain (loss)	10,251,132	(17,297,802)
Change in net unrealized appreciation (depreciation)	(1,287,055)	13,183,519
Net increase (decrease) in net assets resulting from operations	9,685,170	(830,572)

Distributions to shareholders from distributable earnings:
Class A	(1,077,668)	(2,299,172)
Class C	(16,572)	(37,648)
Class R	(4,212)	(7,178)
Class Y	(66,045)	(144,838)
Investor Class	(262,822)	(550,080)
Class R5	(98,835)	(199,380)
Class R6	(586)	(25,084)
Total distributions from distributable earnings	(1,526,740)	(3,263,380)

Share transactions–net:
Class A	(7,213,735)	(13,944,439)
Class C	(815,235)	(515,101)
Class R	(20,586)	50,902
Class Y	(536,749)	(761,311)
Investor Class	(1,959,494)	(2,681,988)
Class R5	41,002	(1,434,753)
Class R6	(74,358)	(1,144,448)
Net increase (decrease) in net assets resulting from share transactions	(10,579,155)	(20,431,138)
Net increase (decrease) in net assets	(2,420,725)	(24,525,090)

Net assets:
Beginning of period	191,628,052	216,153,142
End of period	$189,207,327	$191,628,052

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Low Volatility Equity Yield Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/21	$10.24	$0.04	$0.50	$0.54	$(0.08)	$–	$(0.08)	$10.70	5.35%	$135,373	1.21	%(d)	1.21	%(d)	0.76	%(d)	52%
Year ended 08/31/20	10.43	0.17	(0.20)	(0.03)	(0.16)	–	(0.16)	10.24	(0.15)	136,770	1.18		1.18		1.63		122
Year ended 08/31/19	12.13	0.17	(1.54)	(1.37)	(0.13)	(0.20)	(0.33)	10.43	(11.34)	153,641	1.18		1.18		1.54		117
Year ended 08/31/18	10.86	0.15	1.31	1.46	(0.19)	–	(0.19)	12.13	13.57	175,074	1.21		1.21		1.35		119
Year ended 08/31/17	9.97	0.24	0.90	1.14	(0.25)	–	(0.25)	10.86	11.65	170,628	1.21		1.21		2.33		108
Year ended 08/31/16	9.40	0.25	0.62	0.87	(0.30)	–	(0.30)	9.97	9.40	173,949	1.20		1.20		2.59		107
Class C
Six months ended 02/28/21	10.06	0.00	0.49	0.49	(0.04)	–	(0.04)	10.51	4.93	3,339	1.96	(d)	1.96	(d)	0.01	(d)	52
Year ended 08/31/20	10.24	0.09	(0.19)	(0.10)	(0.08)	–	(0.08)	10.06	(0.87)	4,001	1.93		1.93		0.88		122
Year ended 08/31/19	11.92	0.09	(1.53)	(1.44)	(0.04)	(0.20)	(0.24)	10.24	(12.05)	4,627	1.93		1.93		0.79		117
Year ended 08/31/18	10.68	0.07	1.27	1.34	(0.10)	–	(0.10)	11.92	12.64	24,319	1.96		1.96		0.60		119
Year ended 08/31/17	9.80	0.16	0.89	1.05	(0.17)	–	(0.17)	10.68	10.87	25,022	1.96		1.96		1.58		108
Year ended 08/31/16	9.24	0.17	0.61	0.78	(0.22)	–	(0.22)	9.80	8.59	28,435	1.95		1.95		1.84		107
Class R
Six months ended 02/28/21	10.19	0.03	0.50	0.53	(0.07)	–	(0.07)	10.65	5.24	569	1.46	(d)	1.46	(d)	0.51	(d)	52
Year ended 08/31/20	10.38	0.14	(0.19)	(0.05)	(0.14)	–	(0.14)	10.19	(0.42)	565	1.43		1.43		1.38		122
Year ended 08/31/19	12.07	0.14	(1.53)	(1.39)	(0.10)	(0.20)	(0.30)	10.38	(11.54)	526	1.43		1.43		1.29		117
Year ended 08/31/18	10.81	0.13	1.29	1.42	(0.16)	–	(0.16)	12.07	13.25	271	1.46		1.46		1.10		119
Year ended 08/31/17	9.92	0.21	0.91	1.12	(0.23)	–	(0.23)	10.81	11.42	376	1.46		1.46		2.08		108
Year ended 08/31/16	9.35	0.22	0.62	0.84	(0.27)	–	(0.27)	9.92	9.16	268	1.45		1.45		2.34		107
Class Y
Six months ended 02/28/21	10.29	0.05	0.51	0.56	(0.10)	–	(0.10)	10.75	5.46	7,102	0.96	(d)	0.96	(d)	1.01	(d)	52
Year ended 08/31/20	10.48	0.19	(0.19)	0.00	(0.19)	–	(0.19)	10.29	0.12	7,344	0.93		0.93		1.88		122
Year ended 08/31/19	12.19	0.20	(1.55)	(1.35)	(0.16)	(0.20)	(0.36)	10.48	(11.14)	8,322	0.93		0.93		1.79		117
Year ended 08/31/18	10.91	0.18	1.32	1.50	(0.22)	–	(0.22)	12.19	13.89	10,450	0.96		0.96		1.60		119
Year ended 08/31/17	10.02	0.27	0.90	1.17	(0.28)	–	(0.28)	10.91	11.89	12,671	0.96		0.96		2.58		108
Year ended 08/31/16	9.45	0.27	0.62	0.89	(0.32)	–	(0.32)	10.02	9.64	8,152	0.95		0.95		2.84		107
Investor Class
Six months ended 02/28/21	10.28	0.04	0.50	0.54	(0.08)	–	(0.08)	10.74	5.33	32,823	1.21	(d)	1.21	(d)	0.76	(d)	52
Year ended 08/31/20	10.47	0.17	(0.20)	(0.03)	(0.16)	–	(0.16)	10.28	(0.14)	33,343	1.18		1.18		1.63		122
Year ended 08/31/19	12.17	0.17	(1.54)	(1.37)	(0.13)	(0.20)	(0.33)	10.47	(11.30)	36,647	1.18		1.18		1.54		117
Year ended 08/31/18	10.90	0.16	1.30	1.46	(0.19)	–	(0.19)	12.17	13.53	47,454	1.21		1.21		1.35		119
Year ended 08/31/17	10.00	0.24	0.91	1.15	(0.25)	–	(0.25)	10.90	11.73	46,259	1.21		1.21		2.33		108
Year ended 08/31/16	9.43	0.25	0.62	0.87	(0.30)	–	(0.30)	10.00	9.38	53,620	1.20		1.20		2.59		107
Class R5
Six months ended 02/28/21	10.30	0.06	0.51	0.57	(0.11)	–	(0.11)	10.76	5.58	9,970	0.74	(d)	0.74	(d)	1.23	(d)	52
Year ended 08/31/20	10.50	0.21	(0.20)	0.01	(0.21)	–	(0.21)	10.30	0.26	9,498	0.74		0.74		2.07		122
Year ended 08/31/19	12.21	0.22	(1.56)	(1.34)	(0.17)	(0.20)	(0.37)	10.50	(10.96)	11,073	0.75		0.75		1.97		117
Year ended 08/31/18	10.93	0.20	1.32	1.52	(0.24)	–	(0.24)	12.21	14.06	12,374	0.79		0.79		1.77		119
Year ended 08/31/17	10.03	0.29	0.91	1.20	(0.30)	–	(0.30)	10.93	12.20	13,858	0.77		0.77		2.77		108
Year ended 08/31/16	9.46	0.29	0.62	0.91	(0.34)	–	(0.34)	10.03	9.82	13,194	0.77		0.77		3.02		107
Class R6
Six months ended 02/28/21	10.30	0.06	0.51	0.57	(0.11)	–	(0.11)	10.76	5.58	32	0.74	(d)	0.74	(d)	1.23	(d)	52
Year ended 08/31/20	10.49	0.21	(0.19)	0.02	(0.21)	–	(0.21)	10.30	0.35	107	0.73		0.73		2.08		122
Year ended 08/31/19	12.20	0.22	(1.55)	(1.33)	(0.18)	(0.20)	(0.38)	10.49	(10.96)	1,317	0.73		0.73		1.99		117
Year ended 08/31/18	10.93	0.21	1.30	1.51	(0.24)	–	(0.24)	12.20	14.00	1,301	0.75		0.75		1.81		119
Period ended 08/31/17(e)	10.58	0.12	0.31	0.43	(0.08)	–	(0.08)	10.93	4.05	10	0.75	(f)	0.75	(f)	2.79	(f)	108

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $133,709, $3,673, $581, $7,036, $32,626, $9,575 and $43 for Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.

(e)	Commencement date of April 04, 2017.
(f)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Low Volatility Equity Yield Fund

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Low Volatility Equity Yield Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is income and long-term growth of capital.

    The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income

12	Invesco Low Volatility Equity Yield Fund

and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain

13	Invesco Low Volatility Equity Yield Fund

(loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.600%
Next $250 million	0.575%
Next $500 million	0.550%
Next $1.5 billion	0.525%
Next $2.5 billion	0.500%
Next $2.5 billion	0.475%
Next $2.5 billion	0.450%
Over $10 billion	0.425%

    For the six months ended February 28, 2021, the effective advisory fee rate incurred by the Fund was 0.60%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

    Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

    For the six months ended February 28, 2021, the Adviser waived advisory fees of $1,904.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2021, IDI advised the Fund that IDI retained $4,592 in front-end sales commissions from the sale of Class A shares and $13 and $87 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

14	Invesco Low Volatility Equity Yield Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$183,767,586	$–	$–	$183,767,586
U.S. Treasury Securities	–	724,975	–	724,975
Money Market Funds	4,744,725	–	–	4,744,725
Total Investments in Securities	188,512,311	724,975	–	189,237,286
Other Investments – Assets*
Futures Contracts	26,522	–	–	26,522
Total Investments	$188,538,833	$724,975	$–	$189,263,808

*	Unrealized appreciation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2021:

Value
Derivative Assets	Equity Risk
Unrealized appreciation on futures contracts – Exchange-Traded	$26,522
Derivatives not subject to master netting agreements	(26,522)
Total Derivative Assets subject to master netting agreements	$-

Effect of Derivative Investments for the six months ended February 28, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Futures contracts	$ 630,844
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(290,713)
Total	$ 340,131

The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts
Average notional value	$4,692,159

15	Invesco Low Volatility Equity Yield Fund

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $865.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$26,384,781	$965,023	$27,349,804

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2021 was $94,193,245 and $105,250,161, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$21,293,719
Aggregate unrealized (depreciation) of investments	(3,457,917)
Net unrealized appreciation of investments	$17,835,802

Cost of investments for tax purposes is $ 171,428,006.

NOTE 10–Share Information

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	190,291	$1,993,583	405,698	$4,181,447
Class C	17,120	174,652	98,559	1,000,091
Class R	13,921	137,610	21,376	217,592
Class Y	41,937	434,226	160,408	1,628,841
Investor Class	33,954	346,767	120,863	1,212,812
Class R5	-	-	1,903	20,781
Class R6	-	-	42,005	432,462

16	Invesco Low Volatility Equity Yield Fund

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	95,795	$958,205	212,604	$2,052,049
Class C	1,574	15,494	3,694	34,855
Class R	413	4,109	734	6,974
Class Y	5,227	52,479	12,032	116,664
Investor Class	25,412	255,209	55,137	533,980
Class R5	9,810	98,654	20,462	199,020
Class R6	23	224	2,372	23,288

Automatic conversion of Class C shares to Class A shares:
Class A	68,958	719,008	48,209	485,032
Class C	(70,108)	(719,008)	(49,070)	(485,032)

Reacquired:
Class A	(1,058,642)	(10,884,531)	(2,039,792)	(20,662,967)
Class C	(28,663)	(286,373)	(107,241)	(1,065,015)
Class R	(16,347)	(162,305)	(17,375)	(173,664)
Class Y	(100,288)	(1,023,454)	(252,547)	(2,506,816)
Investor Class	(246,985)	(2,561,470)	(432,748)	(4,428,780)
Class R5	(5,492)	(57,652)	(155,008)	(1,654,554)
Class R6	(7,446)	(74,582)	(159,516)	(1,600,198)
Net increase (decrease) in share activity	(1,029,536)	$(10,579,155)	(2,007,241)	$(20,431,138)

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

In addition, 5% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 12–Subsequent Event

On April 26, 2021, the Board of Trustees approved changes to the investment strategy of the Fund in connection with repositioning the Fund to seek to provide shareholders with higher levels of income, consistent with the Fund’s current investment objective, while maintaining downside protection and providing upside equity market participation. In addition, the Fund’s name will be changing to Invesco Income Advantage U.S. Fund. These changes are anticipated to take place on or around mid-July 2021.

17	Invesco Low Volatility Equity Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,053.50	$6.16	$1,018.79	$6.06	1.21%
Class C	1,000.00	1,049.30	9.96	1,015.08	9.79	1.96
Class R	1,000.00	1,052.40	7.43	1,017.55	7.30	1.46
Class Y	1,000.00	1,054.60	4.89	1,020.03	4.81	0.96
Investor Class	1,000.00	1,053.30	6.16	1,018.79	6.06	1.21
Class R5	1,000.00	1,055.80	3.77	1,021.12	3.71	0.74
Class R6	1,000.00	1,055.80	3.77	1,021.12	3.71	0.74

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18	Invesco Low Volatility Equity Yield Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	LVEY-SAR-1

Semiannual Report to Shareholders	February 28, 2021

Invesco Master Loan Fund Nasdaq: R6: MLNFX

2	Fund Performance
4	Schedule of Investments
20	Financial Statements
23	Financial Highlights
24	Notes to Financial Statements
31	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Total returns, 8/31/20 to 2/28/21, at net asset value (NAV).

Class R6 Shares	6.25%
JP Morgan Leveraged Loan Index▼	6.34
Credit Suisse Leveraged Loan Index▼	6.38

Source(s): ▼Bloomberg L.P.

The JP Morgan Leveraged Loan Index tracks the performance of the U.S. dollar-denominated senior floating rate bank loans.
The Credit Suisse Leveraged Loan Index represents tradable, senior-secured US-dollar-denominated, non-investment grade loans.

The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Master Loan Fund

Average Annual Total Returns
As of 2/28/21

Class R6 Shares
Inception (10/31/07)	3.89%
10 Years	3.43
5 Years	3.42
1 Year	0.05

Effective May 24, 2019, Class A shares of the Oppenheimer Master Loan Fund LLC, (the predecessor fund), were reorganized into Class R6 shares of the Invesco Oppenheimer Master Loan Fund. The Fund was subsequently renamed the Invesco Master Loan Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class R6 shares are those for Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Master Loan Fund

Schedule of Investments

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests-88.85%(b)(c)
Aerospace & Defense-3.52%
Atlantic Aviation FBO, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	3.90%	12/06/2025	$401	$402,284
CEP IV Investment 16 S.a.r.L (ADB Safegate) (Luxembourg), Term Loan B(d)	-	10/03/2024	EUR53	60,409
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.72%	04/08/2026	681	661,159
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.72%	04/08/2026	366	355,462
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	06/28/2024	301	298,862
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	10/04/2024	1,077	1,068,616
PAE Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/13/2027	243	244,592
Peraton Corp.
Delayed Draw Term Loan(e)	0.00%	02/01/2028	984	989,152
Second Lien Term Loan(d)	-	02/01/2029	389	383,580
Term Loan B(d)	-	02/01/2028	559	562,048
Spirit Aerosystems, Inc., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	01/15/2025	326	329,536
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.40%	05/30/2025	1,023	1,011,137
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.40%	12/09/2025	683	674,554
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.40%	08/22/2024	2	2,254
				7,043,645

Air Transport-3.01%
Avolon TLB Borrower 1 (US) LLC
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	2.50%	01/15/2025	122	121,413
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027	1,004	996,427
Term Loan B-5 (1 mo. USD LIBOR + 2.50%)	3.25%	12/01/2027	452	453,726
Delta Air Lines, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	05/01/2023	1,504	1,518,680
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD
LIBOR + 5.25%)	6.25%	06/21/2027	943	1,008,981
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027	1,346	1,427,210
United Airlines, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.90%	04/01/2024	312	305,929
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026	199	193,348
				6,025,714

Automotive-4.49%
American Axle & Manufacturing, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.00%	04/06/2024	184	183,978
Belron Finance US LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	2.46%	10/30/2026	59	59,396
Ford Motor Co., Delayed Draw Term Loan (3 mo. USD LIBOR + 1.25%)	1.48%	12/31/2022	878	856,239
Garrett Borrowing LLC
DIP Term Loan (1 mo. USD LIBOR + 4.50%)(f)(g)	5.50%	03/31/2021	435	436,345
Term Loan A (3 mo. EURIBOR + 2.75%)(f)	2.75%	09/27/2023	EUR214	257,678
Term Loan B (3 mo. EURIBOR + 3.75%)(f)	3.75%	09/27/2025	EUR55	65,849
Term Loan B (3 mo. USD LIBOR + 3.50%)(f)	5.75%	09/27/2025	1,257	1,253,340
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.15%	03/03/2025	399	395,292
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027	495	497,436
Les Schwab Tire Centers, Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/26/2027	623	626,003
Mavis Tire Express Services Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	03/20/2025	229	230,251
Navistar, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	3.65%	11/06/2024	916	918,928
Panther BF Aggregator 2 L.P. (Canada), Term Loan (3 mo. USD LIBOR + 3.50%)	3.65%	04/30/2026	691	693,582
Project Boost Purchaser LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	3.65%	06/01/2026	188	187,796
Term Loan C (1 mo. USD LIBOR + 4.25%)	5.00%	06/01/2026	81	81,504
Superior Industries International, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	4.15%	05/22/2024	289	288,050
Tenneco, Inc., Term Loan B (3 mo. USD LIBOR + 3.00%)	3.15%	10/01/2025	509	500,788
TI Group Automotive Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	12/31/2024	8	7,999
Truck Hero, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/20/2028	242	242,845
Visteon Corp., Term Loan (3 mo. USD LIBOR + 1.75%)	1.98%	03/25/2024	100	99,794

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive-(continued)
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	3.15%	02/05/2026		$400	$398,079
Winter Park Intermediate, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	11/06/2027		693	692,846
					8,974,018

Beverage & Tobacco-0.47%
AI Aqua Merger Sub, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	12/13/2023		837	837,055
First Lien Incremental Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	12/13/2023		25	25,097
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024		92	87,358
					949,510

Building & Development-1.70%
ACProducts, Inc., First Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	08/18/2025		161	165,160
American Residential Services LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/07/2027		97	97,730
Apcoa Parking Holdings GmbH (Germany), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/20/2024	EUR	146	168,327
Brookfield Retail Holdings VII Sub 3 LLC
Term Loan A-2 (3 mo. USD LIBOR + 3.00%)	3.15%	08/28/2023		7	6,616
Term Loan B (3 mo. USD LIBOR + 2.50%)	2.65%	08/27/2025		527	514,397
DiversiTech Holdings, Inc., Term Loan B-1(d)	-	06/03/2024		127	127,280
LBM Holdings LLC
Delayed Draw Term Loan(e)	0.00%	12/08/2027		43	43,328
Term Loan(d)	-	12/08/2027		194	194,977
Quikrete Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	2.65%	02/01/2027		617	616,862
TAMKO Building Products LLC, Term Loan(d)	-	05/29/2026		400	400,750
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	07/24/2024		308	308,121
White Cap Buyer LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	10/31/2027		757	760,687
					3,404,235

Business Equipment & Services-8.21%
Adevinta ASA (Norway), Term Loan B (d)	-	10/22/2027		160	160,999
Asurion LLC, Term Loan B-8 (1 mo. USD LIBOR + 3.25%)	3.36%	12/31/2026		177	176,328
AVS Group GmbH (Germany), Term Loan B-2(d)	-	09/10/2026	EUR	71	84,312
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/22/2024		325	326,289
Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	10/30/2026		369	369,777
Cast & Crew Payroll LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.90%	02/09/2026		277	275,480
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	03/01/2024		539	540,054
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate (Acquired 02/15/2019-02/26/2021; Cost $1,311,205)(h)(i)	9.50%	08/15/2023		1,472	526,275
Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019 - 05/15/2019; Cost $1,110,163)(i)	8.50%	02/15/2023		1,142	993,564
Ciox, Term Loan (1 mo. USD LIBOR + 5.00%)	6.00%	12/16/2025		327	329,009
Constant Contact, Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(g)	7.62%	02/15/2029		278	273,398
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%) (Acquired 07/26/2019; Cost $674,285)(i)	11.00%	07/26/2023		669	656,804
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027		795	801,022
Second Lien Term Loan B (1 mo. USD LIBOR + 8.00%)(g)	9.00%	03/06/2028		377	385,178
Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	03/05/2027	EUR	58	70,030
Endure Digital, Inc (Eagle Company), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	02/01/2028		63	62,481
FleetCor Technologies Operating Co. LLC, Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.90%	08/02/2024		152	151,817
Garda World Security Corp. (Canada), Term Loan (1 mo. USD LIBOR + 4.75%)	4.91%	10/30/2026		90	89,966
Genesys Telecom Holdings, U.S., Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/01/2027		60	60,386
GI Revelation Acquisition LLC, First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	5.15%	04/16/2025		376	375,177
GlobalLogic Holdings, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	4.50%	09/14/2027		218	219,423
Hillman Group, Inc. (The)
Delayed Draw Term Loan(e)	0.00%	02/23/2028		64	64,363
Term Loan B-1(d)	-	02/23/2028		292	292,921
Term Loan B-2(d)	-	02/23/2028		24	24,069

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services-(continued)
I-Logic Technologies Bidco Ltd. (United Kingdom)
First Lien Term Loan B(d)	-	10/31/2027	EUR	157	$191,285
First Lien Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	02/04/2028		$214	215,347
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B(d)	-	06/23/2024	GBP	162	212,999
iQor US, Inc.
Term Loan(d)	-	11/20/2024		507	511,652
Term Loan(d)	-	11/20/2025		796	765,484
KAR Auction Services, Inc., Term Loan B-6 (1 mo. USD LIBOR + 2.25%)	2.44%	09/15/2026		188	185,492
Karman Buyer Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	10/31/2027		406	409,160
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	02/05/2027		243	244,113
Monitronics International, Inc., First Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		1,416	1,344,898
NielsenIQ, Inc.
Term Loan B(d)	-	02/05/2028	EUR	128	155,194
Term Loan B(d)	-	02/05/2028		428	429,861
OCM System One Buyer CTB LLC, Term Loan B(d)(g)	-	02/28/2028		225	225,968
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	11/18/2026		325	323,903
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.50%	09/23/2026		413	414,428
Solera LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	2.90%	03/03/2023		316	316,107
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	11/14/2022		1,322	1,322,717
Sportradar Capital (Switzerland), Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	11/22/2027	EUR	74	90,410
Tech Data Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	06/30/2025		485	489,393
Ventia Deco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	05/21/2026		750	753,273
Verra Mobility Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.40%	02/28/2025		232	232,542
Virtusa Corp., Term Loan B(d)	-	12/09/2027		193	194,439
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		63	63,418
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		10	9,826
					16,411,031

Cable & Satellite Television-5.50%
Altice Financing S.A. (Luxembourg)
Term Loan (3 mo. USD LIBOR + 2.75%)	2.89%	07/15/2025		931	923,836
Term Loan (3 mo. USD LIBOR + 2.75%)	2.90%	01/31/2026		772	765,741
Atlantic Broadband Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	2.15%	01/03/2025		516	514,656
CSC Holdings LLC, Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	2.39%	01/15/2026		57	56,754
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	4.24%	08/14/2026		710	712,126
Term Loan B-11 (3 mo. USD LIBOR + 2.75%)	2.90%	07/31/2025		209	206,929
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	3.83%	01/31/2026		1,203	1,204,756
Telenet Financing USD LLC, Term Loan AR (6 mo. USD LIBOR + 2.00%)	2.14%	04/15/2028		487	485,013
UPC Financing Partnership
Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.39%	04/30/2028		99	98,820
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.65%	01/31/2029		509	510,637
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.61%	01/31/2029		509	510,637
Virgin Media Bristol LLC (United Kingdom)
Term Loan(d)	-	01/15/2029		634	635,807
Term Loan N (1 mo. USD LIBOR + 2.50%)	2.64%	01/31/2028		1,774	1,772,949
WideOpenWest Finance LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	08/18/2023		452	453,335
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.64%	04/15/2028		2,163	2,153,706
					11,005,702

Chemicals & Plastics-4.16%
Aruba Investments, Inc.
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	10/28/2027	EUR	70	84,763
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	11/24/2027		196	198,632
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028		260	263,246
BASF Construction Chemicals (Germany), Term Loan (3 mo. EURIBOR + 4.50%)	4.50%	08/07/2027	EUR	52	63,705
BCPE Max Dutch Bidco B.V. (Netherlands), Term Loan B(d)	-	10/31/2025	EUR	44	53,042
Charter NEX US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/01/2027		241	243,329

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics-(continued)
Colouroz Investment LLC (Germany)
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(h)	5.25%	09/21/2023		$632	$615,182
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(h)	5.25%	09/21/2023		104	101,112
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate(h)	5.25%	09/05/2022		8	6,656
Emerald Performance Materials LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	08/11/2025		96	96,601
Encapsys LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.25%	11/07/2024		3	2,900
Ferro Corp.
Term Loan B-1 (3 mo. USD LIBOR + 2.25%)	2.47%	02/14/2024		20	20,127
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	2.47%	02/14/2024		91	90,782
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	2.47%	02/14/2024		89	88,850
Gemini HDPE LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	12/11/2027		500	499,133
H.B. Fuller Co., Term Loan (3 mo. USD LIBOR + 2.00%)	2.15%	10/20/2024		45	45,494
Hexion International Holdings B.V. (Netherlands), Term Loan B (3 mo. USD LIBOR + 3.50%)	3.73%	07/01/2026		84	83,588
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/14/2028		232	232,871
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	01/14/2029		49	50,222
Ineos Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	01/21/2026		669	672,617
Ineos US Finance LLC, Term Loan (3 mo. USD LIBOR + 2.00%)	2.15%	03/31/2024		582	579,894
Invictus US NewCo LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	3.15%	03/28/2025		500	499,756
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.86%	03/30/2026		127	125,785
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	11/30/2027	EUR	113	137,147
Lummus Technology, Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	06/30/2027		395	397,020
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.72%	03/02/2026		633	633,488
Oxea Corp.
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	10/11/2024	EUR	56	66,805
Term Loan B-2 (3 mo. USD LIBOR + 3.50%)	3.75%	10/14/2024		190	189,801
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(g)	4.75%	11/19/2027		392	394,527
PQ Corp.
Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	02/07/2027		453	455,805
Term Loan B-1 (3 mo. USD LIBOR + 2.25%)	2.46%	02/07/2027		76	75,743
Proampac PG Borrower LLC, Term Loan(d)	-	11/03/2025		115	115,441
Starfruit US Holdco LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	3.14%	10/01/2025		1,031	1,029,460
Tronox Finance LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	3.22%	09/23/2024		111	111,134
					8,324,658

Clothing & Textiles-0.45%
Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	01/20/2028		103	102,717
Mascot Bidco Oy (Finland), Term Loan B(d)	-	03/30/2026	EUR	60	72,098
Tumi, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025		711	719,266
					894,081

Conglomerates-0.23%
Safe Fleet Holdings LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025		457	450,645

Containers & Glass Products-1.92%
Berlin Packaging LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	3.23%	11/07/2025		503	500,631
Consolidated Container Co. LLC, Term Loan B(d)	-	01/29/2028		348	347,498
Flex Acquisition Co., Inc., Incremental Term Loan B (3 mo. USD LIBOR + 3.00%)	3.23%	06/29/2025		81	80,959
Fort Dearborn Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023		242	241,993
Graham Packaging Co., Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	07/29/2027		141	141,548
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023		706	653,063
Keter Group B.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	745	890,418
Klockner Pentaplast of America, Inc.
Term Loan B(d)	-	03/01/2026	EUR	107	128,589
Term Loan B(d)	-	03/01/2026		115	115,522
Pretium PKG Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/14/2027		298	299,629
Reynolds Consumer Products LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	01/29/2027		262	262,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products-(continued)
Trident TPI Holdings, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.00%	10/17/2024		$178	$178,021
					3,840,358

Cosmetics & Toiletries-0.96%
Alphabet Holding Co., Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	7.86%	09/26/2025		309	310,691
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	2.38%	04/05/2025		1,133	1,099,346
Domtar Personal Care, Term Loan B(d)(g)	-	03/01/2028		299	300,429
KDC/One (Canada), Term Loan(d)	-	12/22/2025	EUR	24	28,874
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	06/30/2024		188	187,545
					1,926,885

Drugs-0.64%
Bausch Health Americas, Inc. (Canada)
First Lien Incremental Term Loan (3 mo. USD LIBOR + 2.75%)	2.89%	11/27/2025		27	27,375
Term Loan (3 mo. USD LIBOR + 3.00%)	3.14%	06/02/2025		200	200,878
Endo LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	04/29/2024		505	502,718
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.10%	11/15/2027		269	269,099
Pharmaceutical Product Development, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	2.75%	01/06/2028		277	278,048
					1,278,118

Ecological Services & Equipment-0.24%
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	05/11/2025		196	195,522
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(g)	9.25%	11/02/2028		277	287,542
					483,064

Electronics & Electrical-11.38%
Barracuda Networks, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/30/2028		36	36,480
Boxer Parent Co., Inc., Term Loan B(d)	-	10/02/2025	EUR	65	78,906
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.15%	04/18/2025		333	335,244
Cambium Learning Group, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.72%	12/18/2025		188	189,083
CDK International (Concorde Lux) (Luxembourg), Term Loan B(d)	-	02/19/2028	EUR	57	68,755
Clodera, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)(g)	3.25%	12/20/2027		169	170,233
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	01/01/2028		244	245,166
CommScope, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	3.40%	04/06/2026		433	433,007
Delta Topco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027		750	754,378
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	12/01/2028		114	117,034
Devoteam (Castillon S.A.S. - Bidco) (France)
Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	10/09/2027	EUR	55	65,950
Term Loan B-2(d)	-	10/09/2027	EUR	15	18,417
Diebold Nixdorf, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	2.97%	11/06/2023		182	178,992
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	02/04/2028		231	231,916
Energizer Holdings, Inc.
Term Loan	0.03%	12/16/2027		177	177,380
Term Loan (1 mo. USD LIBOR + 2.25%)	2.75%	12/22/2027		327	327,657
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.11%	05/06/2026		230	228,950
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024		622	617,331
Forcepoint, Term Loan B (1 mo. USD LIBOR + 4.50%)	4.71%	02/01/2028		238	238,450
Fusion Connect, Inc., Term Loan (3 mo. USD LIBOR + 9.50%)	11.50%	01/14/2025		141	142,067
Go Daddy Operating Co. LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	2.65%	08/12/2027		840	842,275
Hyland Software, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	07/01/2024		330	331,465
Imperva, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	01/10/2026		186	187,087
Infinite Electronics
Second Lien Term Loan(d)	-	02/24/2029		81	81,712
Term Loan B(d)	-	02/24/2028		211	212,046
Internap Corp., PIK Term Loan, 5.50% PIK Rate, 2.00% Cash Rate(g)(h)	4.00%	05/08/2025		1,013	511,544
ION Corp., Term Loan (1 mo. USD LIBOR + 4.25%)	4.52%	10/02/2025		309	310,379
Liftoff Mobile, Inc., Term Loan B(d)	-	02/17/2028		195	195,380
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.89%	08/28/2027		1,485	1,486,884

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical-(continued)
Marcel Bidco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(g)	4.75%	12/31/2027		$132	$132,682
Mavenir Systems, Inc., Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	05/08/2025		430	431,327
McAfee LLC, Term Loan B (3 mo. USD LIBOR + 3.75%)	3.90%	09/30/2024		87	87,150
Micro Holding L.P.
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	3.65%	09/13/2024		146	146,091
Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024		562	565,052
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	4.27%	03/06/2026		150	150,785
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	6.00%	04/29/2026		612	584,344
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.65%	08/28/2026		523	520,288
Neustar, Inc., Term Loan B-4 (3 mo. USD LIBOR + 3.50%)	4.50%	08/08/2024		916	885,869
Oberthur Technologies of America Corp., Term Loan B (3 mo. EURIBOR + 3.75%) (Acquired 08/20/2020; Cost $73,846)(i)	3.75%	01/10/2024	EUR	65	78,327
Optiv, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		1,015	972,236
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	01/02/2025		373	357,913
Project Leopard Holdings, Inc., Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/07/2023		461	464,144
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.46%	05/16/2025		1,298	1,303,519
RealPage, Inc., Term Loan B(d)	-	02/15/2028		683	684,291
Renaissance Holding Corp., Second Lien Term Loan(d)	-	05/29/2026		72	72,510
Resideo Funding, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.75%	02/08/2028		126	126,076
Riverbed Technology, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	12/31/2025		1,291	1,257,510
PIK Second Lien Term Loan, 4.50% PIK Rate, 7.50% Cash Rate(h)	4.50%	12/31/2026		324	263,609
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		45	44,266
Sandvine Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.65%	10/31/2025		152	149,698
SkillSoft Corp., Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	04/27/2025		565	564,463
SmartBear (AQA Acquisition Holdings, Inc), Term Loan B(d)(g)	-	12/01/2027		167	167,653
SonicWall U.S. Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	3.68%	05/16/2025		492	488,808
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	3.75%	03/05/2027		159	158,806
SS&C Technologies, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.90%	04/16/2025		493	492,224
Term Loan B-4 (3 mo. USD LIBOR + 1.75%)	1.90%	04/16/2025		375	374,927
TIBCO Software, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	3.90%	06/30/2026		181	180,869
TTM Technologies, Inc., Term Loan B (3 mo. USD LIBOR + 2.50%)	2.65%	09/28/2024		110	110,308
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.90%	05/04/2026		661	664,590
Incremental Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	05/01/2026		187	188,178
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	05/10/2027		38	39,240
Veritas US, Inc.
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	6.50%	08/13/2025	EUR	34	40,880
Term Loan B-1 (1 mo. USD LIBOR + 5.50%)	6.50%	08/13/2025		694	698,205
Weld North Education LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/17/2027		227	227,238
Xperi Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.15%	06/02/2025		265	267,037
					22,755,281

Financial Intermediaries-0.84%
Alter Domus (Participations S.a.r.l.) (Luxembourg), Term Loan B (d)	-	02/28/2028	EUR	57	68,916
Citadel Advisors Holdings L.P., Term Loan B(d)	-	02/15/2028		89	88,550
Edelman Financial Center LLC (The), First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	3.15%	07/19/2025		225	223,986
Everi Payments, Inc.
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.75%	05/09/2024		894	892,914
Term Loan B (1 mo. USD LIBOR + 10.50%)(g)	11.50%	05/09/2024		54	57,293
Stiphout Finance LLC
Incremental Term Loan (EUR001M + 3.75%)	3.75%	10/26/2025	EUR	28	33,769
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025		56	55,664
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	4.97%	02/10/2027		258	259,566
					1,680,658

Food Products-1.41%
Dole Food Co., Inc., Term Loan B (d)	-	04/06/2024		1,000	1,002,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products-(continued)
Froneri International PLC (United Kingdom), Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	5.90%	01/29/2028		$267	$271,632
H-Food Holdings LLC, Term Loan (3 mo. USD LIBOR + 3.69%)	3.83%	05/23/2025		1,034	1,030,724
JBS USA Lux S.A., Term Loan (1 mo. USD LIBOR + 2.00%)	2.15%	05/01/2026		288	288,446
Mastronardi Produce-USA, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	2.90%	05/01/2025		8	7,810
Shearer’s Foods LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	09/15/2027		210	211,131
					2,812,073

Food Service-0.89%
Euro Garages (Netherlands), Term Loan (3 mo. USD LIBOR + 4.00%)	4.22%	02/06/2025		50	50,015
IRB Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/01/2027		327	328,765
Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	02/05/2025		288	289,916
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.90%	11/19/2026		467	462,763
US Foods, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	1.90%	06/27/2023		328	326,196
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	5.50%	11/29/2024		317	317,897
					1,775,552

Forest Products-0.07%
Royal Oak Enterprises LLC, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/10/2027		144	144,434

Health Care-3.07%
AI Sirona (Luxembourg) Acquisition S.a.r.l. (Luxembourg), Term Loan B (d)	-	07/10/2025	EUR	17	20,856
athenahealth, Inc.
First Lien Term Loan B	4.45%	02/11/2026		556	561,313
Term Loan B (1 mo. USD LIBOR + 4.25%)	4.45%	02/11/2026		89	89,391
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 4.25%)(g)	5.00%	12/02/2027		236	234,753
Dentalcorp Perfect Smile ULC (Canada), First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	06/06/2025		14	13,529
Domus Vi (France), Term Loan(d)	-	10/31/2026	EUR	35	42,994
Elanco Animal Health, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	07/30/2027		271	270,658
Explorer Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027		44	44,054
Incremental Term Loan(d)	-	02/04/2027		181	182,365
EyeCare Partners LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	3.90%	02/05/2027		40	39,645
Gainwell Holding Corp.
Term Loan B(d)	-	10/01/2027		479	478,594
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027		549	548,519
Global Medical Response, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/02/2025		496	496,990
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.40%	08/06/2026		286	286,330
HCA, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.86%	03/13/2025		14	14,265
Inovie Group Bidco (Labosud) (France), Term Loan B(d)	-	12/08/2027	EUR	126	153,139
IQVIA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 1.75%)	1.90%	03/07/2024		189	189,512
MedAssets Sotware Intermediate Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/28/2028		340	341,458
Nemera (Financiere N BidCo) (France), Incremental Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/22/2026	EUR	25	30,486
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B(d)	-	10/29/2027	EUR	44	53,858
Term Loan B-2(d)	-	10/29/2027	EUR	26	31,111
Ortho-Clinical Diagnostics, Inc., Term Loan(d)	-	06/30/2025		345	345,739
Precision Medicine Group LLC, Delay Draw Term Loan	0.50%	11/18/2027		48	47,947
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/08/2027		422	425,939
Synlab Bondco PLC (United Kingdom), Term Loan B-4 (3 mo. EURIBOR + 3.75%)	3.25%	11/27/2027	EUR	43	51,560
Unified Womens Healthcare, L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	12/17/2027		310	311,959
Verscend Holding Corp., Term Loan B-1(d)	-	08/07/2025		159	159,711
Waystar, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)(g)	4.75%	10/20/2026		190	191,405
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	01/15/2028		186	186,587
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	01/15/2029		80	79,762

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Health Care-(continued)
WP CityMD Bidco LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	08/13/2026	$212	$212,817
				6,137,246

Home Furnishings-1.58%
Hayward Industries, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	08/04/2026	32	31,713
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	3.65%	08/05/2024	136	136,682
Mattress Holding Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	11/24/2027	439	447,961
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023	353	358,623
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023	878	830,464
SIWF Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.40%	06/15/2025	443	442,285
TGP Holdings III LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	09/25/2024	517	518,803
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	10/20/2027	390	391,698
				3,158,229

Industrial Equipment-2.66%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027	500	502,798
CIRCOR International, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024	30	30,221
Clark Equipment Co., Term Loan (1 mo. USD LIBOR + 1.75%)	1.97%	05/18/2024	49	48,523
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	12/16/2027	226	226,784
Engineered Machinery Holdings, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/19/2024	49	49,011
Filtration Group Corp., Term Loan A (1 mo. USD LIBOR + 3.75%)	4.50%	03/29/2025	40	40,512
Gardner Denver, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.90%	03/01/2027	81	80,407
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.90%	03/31/2027	284	283,528
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.90%	03/01/2027	408	407,491
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)(g)	2.23%	01/02/2027	55	55,124
Kantar (United Kingdom), Term Loan B (1 mo. USD LIBOR + 4.75%)	5.00%	11/26/2026	181	180,881
MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 2.75%)	3.50%	07/31/2025	29	29,221
North American Lifting Holdings, Inc.
Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	10/16/2024	635	665,577
Term Loan (1 mo. USD LIBOR + 11.00%)	10.00%	04/16/2025	284	275,671
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.15%	08/14/2026	427	428,318
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.57%	07/30/2027	1,992	2,012,015
				5,316,082

Insurance-1.96%
Acrisure LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	3.61%	01/31/2027	418	416,460
Alliant Holdings Intermediate LLC
Term Loan (1 mo. USD LIBOR + 3.25%)	3.36%	05/09/2025	250	248,245
Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	4.25%	10/15/2027	54	54,617
AmWINS Group LLC, Term Loan(d)	-	02/17/2028	123	122,931
HUB International Ltd., Term Loan (1 mo. USD LIBOR + 2.75%)	2.98%	04/25/2025	702	695,224
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	09/01/2027	600	603,130
Sedgwick Claims Management Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	3.86%	08/08/2026	251	251,873
Term Loan (3 mo. USD LIBOR + 3.25%)	3.36%	12/31/2025	383	380,822
USI, Inc.
Term Loan (3 mo. USD LIBOR + 3.00%)	3.22%	05/16/2024	1,060	1,053,545
Term Loan(d)	-	12/02/2026	86	85,560
				3,912,407

Leisure Goods, Activities & Movies-2.80%
Alpha Topco Ltd. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024	935	933,264
AMC Entertainment, Inc., Term Loan B-1(d)	-	04/22/2026	344	296,948

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies-(continued)
Crown Finance US, Inc.
Term Loan(d)	-	05/23/2024		$110	$140,971
Term Loan(d)	-	02/28/2025	EUR	3	3,281
Term Loan (1 mo. USD LIBOR + 2.50%)	2.77%	02/28/2025		200	173,872
Term Loan (1 mo. USD LIBOR + 2.75%)	3.02%	09/20/2026		426	365,772
CWGS Group LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	3.50%	11/08/2023		329	328,883
Deluxe Entertainment Services Group, Inc.
First Lien PIK Term Loan, 1.50% PIK Rate, 6.00% Cash Rate
(Acquired 10/05/2019-02/01/2021; Cost $135,193)(g)(h)(i)	1.50%	03/25/2024		145	0
Second Lien PIK Term Loan, 2.50% PIK Rate, 7.00% Cash Rate
(Acquired 08/07/2019-12/31/2020; Cost $360,092)(g)(h)(i)	7.00%	09/25/2024		536	0
HNVR Holdco Ltd. (United Kingdom), Term Loan B(d)	-	09/12/2025	EUR	30	32,889
Invictus Media S.L.U. (Spain)
Term Loan B-1(d)	-	06/26/2025	EUR	122	138,632
Term Loan B-2(d)	-	06/26/2025	EUR	72	82,423
Merlin (Motion Finco S.a.r.l. and LLC) (United Kingdom)
Term Loan B(d)	-	10/16/2026	EUR	1,000	1,176,640
Term Loan B-1(d)	-	11/12/2026		183	178,555
Term Loan B-2(d)	-	11/12/2026		25	24,456
Parques Reunidos (Spain), Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	09/27/2026	EUR	277	317,142
Sabre GLBL, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/31/2027		119	120,398
Seaworld Parks & Entertainment, Inc., Term Loan B-5 (3 mo. USD LIBOR + 3.00%)	3.75%	04/01/2024		594	586,668
Six Flage Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.90%	04/17/2026		272	266,055
UFC Holdings LLC, Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	3.75%	04/29/2026		57	56,940
Vue International Bidco PLC (United Kingdom), Term Loan B-1(d)	-	06/21/2026	EUR	349	385,249
					5,609,038

Lodging & Casinos-3.63%
Aimbridge Acquisition Co., Inc.
Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	02/01/2026		303	305,653
Term Loan (1 mo. USD LIBOR + 3.75%)	3.90%	02/01/2026		121	116,886
Aristocrat Technologies, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024		497	501,143
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.65%	06/30/2025		384	385,615
Term Loan B (3 mo. USD LIBOR + 2.75%)	2.90%	12/23/2024		2,003	1,989,064
CityCenter Holdings LLC, Term Loan B (3 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024		463	459,839
ESH Hospitality, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.15%	09/18/2026		197	195,818
GVC Finance LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.25%	03/29/2024		161	161,680
Hilton Worldwide Finance LLC, Term Loan B-2 (3 mo. USD LIBOR + 1.75%)	1.90%	06/22/2026		345	344,797
RHP Hotel Properties L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.15%	05/11/2024		29	28,329
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.90%	08/14/2024		902	889,470
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	3.72%	07/10/2025		832	836,112
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027		780	772,628
VICI Properties 1 LLC, Term Loan B (3 mo. USD LIBOR + 1.75%)	1.90%	12/20/2024		98	97,179
Wyndham Hotels & Resorts, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.90%	05/30/2025		174	173,625
					7,257,838

Nonferrous Metals & Minerals-1.31%
ACNR Holdings, Inc., PIK Term Loan, 3.00% PIK Rate, 14.00% Cash Rate (h)	14.00%	09/16/2025		1,755	1,731,174
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 5.00%)(g)	6.00%	07/19/2025		158	158,344
Term Loan(d)(g)	-	10/27/2025		45	45,525
Kissner Group, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	03/01/2027		678	679,959
					2,615,002

Oil & Gas-2.36%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.15%	05/21/2025		667	617,460
Crestwood Holdings LLC, Term Loan (3 mo. USD LIBOR + 7.50%)	7.62%	03/06/2023		75	67,393

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Master Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Oil & Gas-(continued)
Fieldwood Energy LLC
DIP Delayed Draw Term Loan (1 mo. USD LIBOR + 8.75%) (Acquired 07/30/2020; Cost $599,158)(i)	9.75%	08/04/2021		$61	$62,904
DIP Delayed Draw Term Loan (Acquired 07/30/2020; Cost $599,158)(e)(i)	0.00%	08/04/2021		547	566,134
First Lien Term Loan
(Acquired 04/06/2020-07/31/2020; Cost $3,171,504)(i)(j)	0.00%	04/11/2022		4,065	1,226,308
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	8.25%	07/02/2023		953	557,840
Larchmont Resources LLC, Term Loan A(d)	-	08/09/2021		102	46,129
Lower Cadence Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.15%	05/22/2026		66	64,669
McDermott International Ltd.
LOC(d)	-	06/30/2024		182	159,183
LOC(e)	0.00%	06/30/2024		342	309,613
Term Loan (1 mo. USD LIBOR + 3.00%)(g)	3.15%	06/30/2024		10	7,713
Term Loan (1 mo. USD LIBOR + 1.00%)	3.00%	06/30/2025		90	59,826
Navitas Midstream Midland Basin LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/13/2024		153	152,354
Petroleum GEO-Services ASA, Term Loan(e)	0.00%	03/19/2024		386	313,976
Seadrill Operating L.P., PIK Term Loan, 13.00% PIK Rate (Acquired 08/20/2020; Cost $219,075)(g)(h)(i)	11.00%	03/31/2021		219	236,601
Southcross Energy Partners L.P., Revolver Loan(e)(g)	0.00%	01/31/2025		271	264,387
					4,712,490

Publishing-2.06%
Cengage Learning, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023		1,494	1,475,620
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.67%	08/21/2026		1,184	1,154,959
Nielsen Finance LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	4.75%	06/30/2025		1,462	1,480,011
					4,110,590

Radio & Television-1.93%
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	12/15/2027		382	383,414
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.65%	01/02/2026		103	102,985
iHeartCommunications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	05/01/2026		1,332	1,322,311
Nexstar Broadcasting, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	2.90%	09/18/2026		875	877,566
Sinclair Television Group, Inc., Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.65%	09/30/2026		1,180	1,178,698
					3,864,974

Retailers (except Food & Drug)-2.41%
Bass Pro Group LLC, Term Loan B (d)	-	02/26/2028		1,046	1,040,758
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/16/2027		603	606,755
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/16/2028		127	130,373
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	170	202,677
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	111	132,455
Term Loan B-3 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	184	218,401
Term Loan B-4 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	132	156,997
Term Loan B-5 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	28	33,944
Term Loan B-6 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	72	85,256
Term Loan B-7 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	58	68,579
Petco Animal Supplies, Inc., First Lien Term Loan(d)	-	02/25/2028		434	434,252
PetSmart, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	01/28/2028		1,415	1,426,478
Rent-A-Center, Inc., Term Loan B(d)(g)	-	01/17/2028		276	278,244
					4,815,169

Surface Transport-3.90%
American Trailer World Corp., Term Loan B (d)(g)	-	02/28/2028		177	176,428
Daseke Cos, Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	6.00%	02/27/2024		474	476,611
Kenan Advantage Group, Inc. (The), Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022		243	241,298
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024		124	123,243
PODS LLC, Term Loan B-4 (3 mo. USD LIBOR + 2.75%)	3.75%	12/06/2024		427	429,166

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Surface Transport-(continued)
Western Express, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)(g)	8.48%	02/23/2022	$6,233	$6,274,840
XPO Logistics, Inc., Term Loan B(d)	-	02/24/2025	74	73,684
				7,795,270

Telecommunications-6.98%
Avaya, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	4.39%	12/15/2027	940	943,660
Term Loan B-2(d)	-	12/15/2027	93	93,424
Avaya, Inc. , Term Loan B	4.36%	12/15/2024	603	604,351
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/30/2027	176	176,813
CCI Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/13/2027	477	481,639
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.40%	03/15/2027	1,000	998,031
Cincinnati Bell, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	10/02/2024	1,074	1,076,217
Colorado Buyer, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024	156	154,307
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/18/2027	762	768,049
Eagle Broadband Investments LLC (Mega Broadband), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	10/29/2027	131	131,780
Frontier Communications Corp., DIP Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/08/2021	370	374,413
GCI Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.50%	10/15/2025	295	296,585
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.00%	05/16/2024	171	172,119
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	12/12/2026	288	289,534
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (1 mo. USD LIBOR + 5.50%)(f)	3.60%	07/13/2021	631	643,426
Term Loan B-3 (1 mo. USD LIBOR + 5.75%)(f)	8.00%	11/27/2023	1,651	1,681,034
IPC Systems, Inc., Second Lien Term Loan	12.50%	02/06/2022	2	665
Iridium Satellite LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	11/04/2026	40	40,078
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	03/01/2027	1,031	1,028,909
MLN US HoldCo LLC, First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.64%	11/30/2025	877	821,800
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/10/2026	977	982,080
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.90%	12/07/2026	541	536,422
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027	900	905,071
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	03/09/2027	757	757,437
				13,957,844

Utilities-2.11%
Brookfield WEC Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	08/01/2025	190	189,992
Calpine Construction Finance Co. L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.15%	01/15/2025	167	166,197
Calpine Corp.
Term Loan (1 mo. USD LIBOR + 2.50%)	2.62%	12/16/2027	63	62,621
Term Loan (3 mo. USD LIBOR + 2.00%)	2.15%	08/12/2026	483	481,134
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025	773	735,631
ExGen Renewables IV LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	12/15/2027	122	123,092
Frontera Generation Holdings LLC, Term Loan(j)	0.00%	05/02/2025	2,547	303,563
Heritage Power LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026	442	425,407
Invenergy Thermal Operating I LLC, Term Loan (3 mo. USD LIBOR + 3.00%)(g)	3.15%	08/28/2025	3	3,072
Lightstone Holdco LLC
Term Loan B (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	680	588,039
Term Loan C (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	38	33,215
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024	178	176,820
Pike Corp.
Delayed Draw Term Loan B(d)	–	01/15/2028	81	81,404
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	3.12%	01/15/2028	107	107,199
Term Loan B (2 mo. USD LIBOR + 3.97%)	4.10%	07/24/2026	79	79,636
PowerTeam Services LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	03/06/2025	164	164,314
USIC Holding, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	3.15%	12/08/2023	500	500,133
				4,221,469
Total Variable Rate Senior Loan Interests (Cost $180,880,718)				177,663,310

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
U.S. Dollar Denominated Bonds & Notes-4.62%
Aerospace & Defense-0.74%
Spirit AeroSystems, Inc.(k)	5.50%	01/15/2025	$66	$68,704
TransDigm, Inc.(k)	6.25%	03/15/2026	409	431,554
TransDigm, Inc.(k)	8.00%	12/15/2025	897	977,506
				1,477,764

Building & Development-0.47%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(k)	5.75%	05/15/2026	848	873,970
Forterra Finance LLC/FRTA Finance Corp.(k)	6.50%	07/15/2025	64	68,920
				942,890

Business Equipment & Services-0.27%
Advantage Sales & Marketing, Inc.(k)	6.50%	11/15/2028	156	160,193
Prime Security Services Borrower LLC/Prime Finance, Inc.(k)	3.38%	08/31/2027	386	376,786
				536,979

Cable & Satellite Television-0.22%
Altice Financing S.A. (Luxembourg)(k)	5.00%	01/15/2028	111	111,158
Virgin Media Secured Finance PLC (United Kingdom)(k)	4.50%	08/15/2030	326	333,661
				444,819

Chemicals & Plastics-0.03%
INEOS Quattro Finance 2 PLC (United Kingdom)(k)	3.38%	01/15/2026	69	68,914

Electronics & Electrical-0.55%
CommScope, Inc.(k)	6.00%	03/01/2026	343	361,030
Diebold Nixdorf, Inc.(k)	9.38%	07/15/2025	512	573,120
Energizer Holdings, Inc.(k)	4.38%	03/31/2029	167	166,833
				1,100,983

Health Care-0.05%
Global Medical Response, Inc.(k)	6.50%	10/01/2025	100	104,125

Insurance-0.09%
Acrisure LLC/Acrisure Finance, Inc.(k)	4.25%	02/15/2029	193	189,904

Leisure Goods, Activities & Movies-0.20%
AMC Entertainment Holdings, Inc.(k)	10.50%	04/15/2025	246	259,302
Seaworld Parks & Entertainment, Inc.(k)	8.75%	05/01/2025	128	138,800
				398,102

Lodging & Casinos-0.32%
Caesars Entertainment, Inc.(k)	6.25%	07/01/2025	610	646,600

Radio & Television-0.56%
Diamond Sports Group LLC/Diamond Sports Finance Co.(k)	5.38%	08/15/2026	1,572	1,113,683

Retailers (except Food & Drug)-0.02%
PetSmart, Inc./PetSmart Finance Corp.(k)	4.75%	02/15/2028	29	30,027

Telecommunications-0.92%
Avaya, Inc.(k)	6.13%	09/15/2028	375	404,297
Cablevision Lightpath LLC(k)	3.88%	09/15/2027	85	84,469
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(k)	6.75%	10/01/2026	93	96,546
Consolidated Communications, Inc.(k)	6.50%	10/01/2028	87	93,329
Frontier Communications Corp.(k)	5.88%	10/15/2027	126	135,056
Lumen Technologies, Inc.(k)	4.00%	02/15/2027	657	672,486
Radiate Holdco LLC/Radiate Finance, Inc.(k)	4.50%	09/15/2026	25	25,375
Windstream Escrow LLC/Windstream Escrow Finance Corp.(k)	7.75%	08/15/2028	319	327,174
				1,838,732

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities-0.18%
Calpine Corp.(k)	4.50%	02/15/2028	$ 147	$ 151,263
Calpine Corp.(k)	3.75%	03/01/2031	209	202,042
				353,305
Total U.S. Dollar Denominated Bonds & Notes (Cost $8,842,609)				9,246,827

			Shares

Common Stocks & Other Equity Interests-3.68%(l)
Business Equipment & Services-1.48%
Crossmark Holdings, Inc.(g)			12,561	2,300,673
iQor US, Inc.			48,259	664,767
				2,965,440

Containers & Glass Products-0.04%
Libbey Glass, Inc. (Acquired 11/13/2020; Cost $126,950)(i)			28,145	70,363

Electronics & Electrical-0.10%
Fusion Connect, Inc.(g)			10	12
Fusion Connect, Inc., Wts., expiring 12/31/2021(g)			90,368	103,923
Internap Corp.(g)			218,015	55,594
Sunguard Availability Services Capital, Inc.(g)			3,420	32,490
				192,019

Industrial Equipment-0.26%
North American Lifting Holdings, Inc.			34,415	523,401

Leisure Goods, Activities & Movies-0.02%
Crown Finance US, Inc.			35,578	31,054

Nonferrous Metals & Minerals-0.89%
ACNR Holdings, Inc.			41,528	581,392
ACNR Holdings, Inc.			8,573	732,991
Arch Resources, Inc.			9,781	468,707
				1,783,090

Oil & Gas-0.32%
HGIM Corp.			6,360	33,390
Larchmont Resources LLC(g)			137	5,452
McDermott International Ltd.(m)			159,391	135,482
Pacific Drilling S.A.			19,788	35,288
Sabine Oil & Gas Holdings, Inc.(m)			1,419	19,866
Southcross Energy Partners L.P.(g)			251,018	7,531
Sunrise Oil & Gas, Inc.(g)			65,604	19,681
Tribune Resources, Inc.			606,015	381,789
Tribune Resources, Inc., Wts., expiring 04/03/2023(g)			156,901	3,923
Vantage Drilling International(m)			890	3,560
				645,962

Publishing-0.16%
Clear Channel Outdoor Holdings, Inc.(m)			189,788	326,435

Radio & Television-0.12%
iHeartMedia, Inc., Class A(m)			14,398	202,580
MGOC, Inc.(g)(m)			781,336	45,981
				248,561

Surface Transport-0.29%
Commercial Barge Line Co.			2,003	56,084
Commercial Barge Line Co., Series A, Wts., expiring 04/27/2045			7,833	248,698
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030			23,499	7,466
Commercial Barge Line Co., Series B, Wts., expiring 04/27/2045			5,672	202,774
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045			17,016	7,208

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Master Loan Fund

			Shares		Value
Surface Transport-(continued)
Commercial Barge Line Co., Wts., expiring 04/27/2045				2,105	$ 58,940
					581,170
Total Common Stocks & Other Equity Interests (Cost $16,733,947)					7,367,495

	Interest Rate	Maturity Date	Principal Amount (000)

Non-U.S. Dollar Denominated Bonds & Notes-0.85%(n)
Cable & Satellite Television-0.08%
Altice France Holding S.A. (Luxembourg)(k)	4.00%	02/15/2028	EUR	148	167,127

Financial Intermediaries-0.39%
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(k)(o)	6.25%	05/01/2026	EUR	202	245,556
Garfunkelux Holdco 3 S.A. (Luxembourg)(k)	6.75%	11/01/2025	EUR	290	360,214
Newday Bondco PLC (Jersey) (3 mo. GBP LIBOR + 6.50%)(k)(o)	6.54%	02/01/2023	GBP	120	165,345
					771,115

Home Furnishings-0.23%
Very Group Funding PLC (The) (United Kingdom)(k)	7.75%	11/15/2022	GBP	324	460,395

Lodging & Casinos-0.15%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%) (Acquired 11/13/2020-01/28/2021; Cost $269,737)(i)(k)(o)	5.40%	07/15/2025	GBP	229	293,679
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,580,066)					1,692,316

			Shares

Preferred Stocks-0.74%(l)
Oil & Gas-0.48%
McDermott International Ltd., Pfd.				102,742	71,919
Southcross Energy Partners L.P., Series A, Pfd.(g)				999,705	509,850
Southcross Energy Partners L.P., Series B, Pfd.(g)				263,848	375,983
					957,752

Surface Transport-0.26%
Commercial Barge Line Co., Series A, Pfd.				7,452	236,601
Commercial Barge Line Co., Series B, Pfd.				8,078	288,789
					525,390
Total Preferred Stocks (Cost $1,424,234)					1,483,142

Money Market Funds-7.31%
Invesco Government & Agency Portfolio,Institutional Class, 0.03%(p)(q)				8,766,814	8,766,814
Invesco Treasury Portfolio,Institutional Class, 0.01%(p)(q)				5,844,543	5,844,543
Total Money Market Funds (Cost $14,611,357)					14,611,357
TOTAL INVESTMENTS IN SECURITIES-106.05% (Cost $224,072,931)					212,064,447
OTHER ASSETS LESS LIABILITIES-(6.05)%					(12,096,166)
NET ASSETS-100.00%					$199,968,281

Investment Abbreviations:
DIP	- Debtor-in-Possession
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
REIT	- Real Estate Investment Trust
USD	- U.S. Dollar
Wts.	- Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Master Loan Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	This variable rate interest will settle after February 28, 2021, at which time the interest rate will be determined.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(f)	The borrower has filed for protection in federal bankruptcy court.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Restricted security. The aggregate value of these securities at February 28, 2021 was $4,710,959, which represented 2.36% of the Fund’s Net Assets.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28, 2021 was $1,529,871, which represented less than 1% of the Fund’s Net Assets.

(k)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $10,939,143, which represented 5.47% of the Fund’s Net Assets.

(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(p)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,527,862	$25,919,829	$(25,680,877)	$-	$-	$8,766,814	$795
Invesco Treasury Portfolio, Institutional Class	5,685,242	17,279,886	(17,120,585)	-	-	5,844,543	292
Total	$14,213,104	$43,199,715	$(42,801,462)	$-	$-	$14,611,357	$1,087

(q)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.

	Open Forward Foreign Currency Contracts

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
Currency Risk
03/16/2021	BNP Paribas S.A.	EUR	875,559	USD	1,061,553	$4,810
03/16/2021	BNP Paribas S.A.	USD	550,154	GBP	398,010	4,396
04/16/2021	Canadian Imperial Bank of Commerce	EUR	969,027	USD	1,176,225	5,828
04/16/2021	Goldman Sachs & Co.	GBP	8,396	USD	11,886	185
03/16/2021	Morgan Stanley & Co.	USD	122,116	EUR	101,391	256
03/16/2021	Morgan Stanley & Co.	USD	550,177	GBP	398,009	4,372
04/16/2021	Morgan Stanley & Co.	EUR	983,709	USD	1,193,753	5,624
03/16/2021	Royal Bank of Canada	EUR	905,559	USD	1,097,451	4,498
03/16/2021	Royal Bank of Scotland plc	EUR	130,000	USD	158,233	1,332
04/16/2021	Royal Bank of Scotland plc	EUR	700,000	USD	849,730	4,266
03/16/2021	State Street Bank & Trust Co.	EUR	887,375	USD	1,075,651	4,646
04/16/2021	State Street Bank & Trust Co.	EUR	983,709	USD	1,193,750	5,621
03/16/2021	UBS AG	EUR	105,560	USD	128,423	1,019
04/16/2021	UBS AG	EUR	49,457	USD	60,134	400
Subtotal-Appreciation						47,253

Currency Risk
03/16/2021	Barclays Capital	GBP	399,992	USD	545,770	(11,542)
03/16/2021	BNP Paribas S.A.	EUR	133,783	USD	161,234	(233)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                     Invesco Master Loan Fund

	Open Forward Foreign Currency Contracts–(continued)

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
04/16/2021	BNP Paribas S.A.	GBP	398,010	USD	550,232	$ (4,413)
03/16/2021	Canadian Imperial Bank of Commerce	USD	1,175,428	EUR	969,025	(5,877)
03/16/2021	Morgan Stanley & Co.	GBP	396,027	USD	540,415	(11,372)
03/16/2021	Morgan Stanley & Co.	USD	1,192,945	EUR	983,710	(5,671)
04/16/2021	Morgan Stanley & Co.	GBP	398,009	USD	550,256	(4,387)
03/16/2021	State Street Bank & Trust Co.	USD	1,192,945	EUR	983,710	(5,671)
Subtotal-Depreciation						(49,166)
Total Forward Foreign Currency Contracts						$ (1,913)

Abbreviations:

EUR - Euro
GBP - British Pound Sterling
USD - U.S. Dollar

Portfolio Composition†*

By credit quality, based on total investments

as of February 28, 2021

BBB	0.15%
BBB-	4.38
BB+	5.15
BB	3.75
BB-	8.34
B+	14.81
B	25.55
B-	14.63
CCC+	5.78
CCC	1.37
CCC-	0.02
CC	0.00
C	0.00
D	1.30
Not Rated	10.28
Equity	4.49

†

Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

*	Excluding money market fund holdings, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Master Loan Fund

Statement of Assets and Liabilities

February 28, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $209,461,574)	$197,453,090

Investments in affiliated money market funds, at value (Cost $14,611,357)	14,611,357

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	47,253

Cash	2,347,006

Foreign currencies, at value (Cost $315,297)	314,923

Receivable for:
Investments sold	11,673,749

Dividends	225

Interest	1,158,882

Investments matured, at value (Cost $3,992,546)	434,622

Investment for trustee deferred compensation and retirement plans	87,352

Other assets	53,150
Total assets	228,181,609

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	49,166

Payable for:
Investments purchased	25,348,430

Accrued fees to affiliates	15,313

Accrued trustees’ and officers’ fees and benefits	701

Accrued other operating expenses	161,414

Trustee deferred compensation and retirement plans	87,350

Unfunded loan commitments	2,550,954
Total liabilities	28,213,328
Net assets applicable to shares outstanding	$199,968,281

Net assets consist of:
Shares of beneficial interest	$(678,689,282)
Distributable earnings	878,657,563
$199,968,281

Net Assets:
Class R6	$199,968,281

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class R6	12,769,458

Class R6:
Net asset value and offering price per share	$15.66

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Master Loan Fund

Statement of Operations

For the six months ended February 28, 2021

(Unaudited)

Investment income:
Interest	$5,314,783

Other income	55,220

Dividends	30,592

Dividends from affiliated money market funds	1,087
Total investment income	5,401,682

Expenses:
Advisory fees	262,043

Administrative services fees	13,353

Custodian fees	51,967

Interest, facilities and maintenance fees	166,862

Transfer agent fees	93

Trustees’ and officers’ fees and benefits	10,423

Registration and filing fees	20,706

Reports to shareholders	9,406

Professional services fees	72,942

Other	5,498
Total expenses	613,293
Less: Fees waived	(73,213)
Net expenses	540,080
Net investment income	4,861,602

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(31,225,766)

Foreign currencies	(48,624)

Forward foreign currency contracts	(70,764)

(31,345,154)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	37,580,401

Foreign currencies	(4,927)

Forward foreign currency contracts	(1,913)
37,573,561
Net realized and unrealized gain	6,228,407
Net increase in net assets resulting from operations	$11,090,009

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Master Loan Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	February 28, 2021	August 31, 2020
Operations:
Net investment income	$ 4,861,602	$ 22,173,861

Net realized gain (loss)	(31,345,154)	(72,294,203)

Change in net unrealized appreciation	37,573,561	12,181,300
Net increase (decrease) in net assets resulting from operations	11,090,009	(37,939,042)

Distributions to shareholders from distributable earnings:
Class R6	(4,939,558)	(10,859,810)

Share transactions-net:
Class R6	14,536,112	(439,433,542)

Net increase (decrease) in net assets	20,686,563	(488,232,394)

Net assets:
Beginning of period	179,281,718	667,514,112

End of period	$199,968,281	$ 179,281,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Master Loan Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class R6
Six months ended 02/28/21	$15.15	$0.40	$0.52	$0.92	$(0.41)	$15.66	6.18%	$ 199,968	0.59	%(e)	0.67	%(e)	0.41	%(e)	5.29	%(e)	38%
Year ended 08/31/20	17.21	0.85	(2.40)	(1.55)	(0.51)	15.15	(8.97)	179,282	0.69		0.69		0.50		5.17		53
Eleven months ended 08/31/19	17.56	0.94	(1.29)	(0.35)	–	17.21	(1.99)	667,514	0.50	(f)	0.50	(f)	0.36	(f)	5.90	(f)	42
Year ended 09/30/18	16.58	0.94	0.04	0.98	–	17.56	5.91	1,352,914	0.36		0.37		0.36		5.52		66
Year ended 09/30/17	15.61	0.92	0.05	0.97	–	16.58	6.21	1,558,751	0.35		0.36		0.35		5.63		80
Year ended 09/30/16	14.64	0.84	0.13	0.97	–	15.61	6.63	1,406,679	0.36		0.36		0.36		5.70		74
Year ended 09/30/15	14.51	0.74	(0.61)	0.13	–	14.64	0.90	1,271,836	0.35		0.35		0.35		5.06		57

(a)	Calculated using average shares outstanding.
(b)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)

Does not include indirect expenses from affiliated fund fees and expenses of 0.00%, 0.01%, 0.01%, 0.00% and 0.00% for the eleven months ended August 31, 2019 and the years ended September 30 2018, 2017, 2016 and 2015, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $185,119 for Class R6 shares.
(f)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Master Loan Fund

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Master Loan Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek income.

Shares of the Fund are sold only to other investment companies. The Fund currently offers Class R6 shares. Class R6 shares are sold at net asset value.

For federal income tax purposes, the Fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund. Accordingly, as a “pass-through” entity, the Fund pays no dividends or capital gain distributions.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations - Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

24	Invesco Master Loan Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each shareholder is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), it distributive share of all items of Fund income, gains, losses and deduction for such taxable year of the Fund. A shareholder must take such items into account even if the Fund does not distribute cash or other property to such shareholder during its taxable year.

Although the Fund is treated as a partnership for Federal tax purposes, it is intended that the Fund’s assets, income and distributions will be managed in such a way that investment in the Fund would not cause an investor that is a regulated investment company under Subchapter M of the Code to fail that qualification.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund investsand are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement

25	Invesco Master Loan Fund

based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Industry Focus - To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

N.

Bank Loan Risk - Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

O.

Other Risks - The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

P.

Leverage Risk - The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the NAV of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an annual fee of 0.30% based on the average daily net assets of the Fund.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) to 0.38% of average daily net assets (the “expense limit”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2021, the Adviser waived advisory fees of $73,213.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

26	Invesco Master Loan Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2021, IDI advised the Fund that IDI retained $0 in front-end sales commissions from the sale of Class A shares and $0 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended February 28, 2021, there were transfers from Level 3 to Level 2 of $6,286,641, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $1,114,438, due to third party vendor quotations utilizing single market quotes.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$166,394,082	$11,269,228	$177,663,310
U.S. Dollar Denominated Bonds & Notes	-	9,246,827	-	9,246,827
Common Stocks & Other Equity Interests	1,136,764	3,655,471	2,575,260	7,367,495
Non-U.S. Dollar Denominated Bonds & Notes	-	1,692,316	-	1,692,316
Preferred Stocks	71,919	525,390	885,833	1,483,142
Money Market Funds	14,611,357	-	-	14,611,357
Total Investments in Securities	15,820,040	181,514,086	14,730,321	212,064,447

Other Investments - Assets*
Investments Matured	-	434,622	-	434,622
Forward Foreign Currency Contracts	-	47,253	-	47,253
	-	481,875	-	481,875

Other Investments - Liabilities*
Forward Foreign Currency Contracts	-	(49,166)	-	(49,166)
Total Other Investments	-	432,709	-	432,709
Total Investments	$15,820,040	$181,946,795	$14,730,321	$212,497,156

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

    The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended February 28, 2021:

	Value 08/31/20	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 02/28/21
Variable Rate Senior Loan Interests	$18,012,519	$4,702,252	$(5,177,857)	$(12,039)	$(802,044)	$833,038	$-	$(6,286,641)	$11,269,228
Common Stocks & Other Equity Interests	2,116,885	-	-	-	(16,703,516)	16,933,286	228,605	-	2,575,260
Preferred Stocks	-	-	(61,957)	-	61,957	-	885,833	-	885,833
Investments Matured	302,658	299,438	(598,877)	-	-	(3,219)	-	-	-
Total	$20,432,062	$5,001,690	$(5,838,691)	$(12,039)	$(17,443,603)	$17,763,105	$1,114,438	$(6,286,641)	$14,730,321

    Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

27	Invesco Master Loan Fund

    The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 02/28/21	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Western Express, Inc., Second Lien Term Loan	$6,274,840	Discounted Cash Flow Model	Illiquidity Premium Implied Rating	N/A	3.69%	(a)
				N/A	B+
Crossmark holdings, Inc.	2,300,673	Enterprise Value	Muliple	N/A	5.6x	(b)
			Last 12 Months Earnings, Before Interest, Taxes, Depreciation, and Amortization	N/A	$3.46 million

(a)

The Fund fair values certain corporate loans using a discounted cash flow model which incorporates the company’s earnings before interest, taxes, depreciation, and amortization and leverage to determine an implied rating. The yield to maturity on other issues with similar leverage and rating is used as a basis for the discount rate, with an additional illiquidity premium applied. The illiquidity premium was determined based on the implied discount rate at origination. The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. Such security’s fair valuation could increase (decrease) significantly based on a decrease (increase) in the illiquidity premium. Such security’s fair valuation could also increase (decrease) based on an increase (decrease) in the implied rating or a decrease (increase) in the yield to maturity on other issues.

(b)

The Fund fair values certain common equity securities using an enterprise value approach, which utilizes a multiple of the company’s last 12 months earnings before interest, taxes, depreciation, and amortization, which is then adjusted for outstanding debt and cash on hand. The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2021:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$47,253
Derivatives not subject to master netting agreements	-
Total Derivative Assets subject to master netting agreements	$47,253

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(49,166)
Derivatives not subject to master netting agreements	-
Total Derivative Liabilities subject to master netting agreements	$(49,166)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2021.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Capital	$ -	$ (11,542)	$ (11,542)	$-	$-	$ (11,542)
BNP Paribas S.A.	9,206	(4,646)	4,560	-	-	4,560
Canadian Imperial Bank of Commerce	5,828	(5,877)	(49)	-	-	(49)
Goldman Sachs & Co.	185	-	185	-	-	185
Morgan Stanley & Co.	10,252	(21,430)	(11,178)	-	-	(11,178)
Royal Bank of Canada	4,498	-	4,498	-	-	4,498
Royal Bank of Scotland plc	5,598	-	5,598	-	-	5,598
State Street Bank & Trust Co.	10,267	(5,671)	4,596	-	-	4,596
UBS	1,419	-	1,419	-	-	1,419
Total	$47,253	$(49,166)	$ (1,913)	$-	$-	$ (1,913)

28	Invesco Master Loan Fund

Effect of Derivative Investments for the six months ended February 28, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(70,764)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(1,913)
Total	$(72,677)

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$8,362,755

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

Effective February 19, 2021, the Fund has entered into a credit agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $900 million, collectively by certain Funds, and which will expire on February 18, 2022. Prior to February 19, 2021, the credit agreement permitted borrowings up to $1.5 billion. The credit agreement is secured by the assets of the Fund. During the six months ended February 28, 2021, the Fund did not borrow under the credit agreement.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

    The Fund is subject to certain covenants relating to the credit agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the credit agreement.

NOTE 7–Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of February 28, 2021. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Borrower	Type	Principal Amount	Value
Fieldwood Energy LLC	DIP Delayed Draw Term Loan	$546,989	$566,134
Hillman Group, Inc. (The)	Delayed Draw Term Loan	64,203	64,363
LBM Holdings LLC	Delayed Draw Term Loan	43,180	43,328
McDermott International Ltd.	LOC	342,114	309,614
Peraton Corp.	Delayed Draw Term Loan	984,231	989,152
Petroleum GEO-Services ASA	Term Loan	385,641	313,976
Southcross Energy Partners L.P.	Revolver Loan	271,166	264,387
			$2,550,954

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2021 was $87,304,282 and $67,592,241, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

NOTE 9–Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party

29                           Invesco Master Loan Fund

selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

    At the six months ended February 28, 2021, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$342,114	$313,034

NOTE 10–Share Information

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Class R6	880,861	$13,637,751	3,642,211	$54,614,795
Issued as reinvestment of dividends:
Class R6	324,320	4,981,633	684,505	10,465,018

Reacquired:
Class R6	(267,856)	(4,083,272)	(31,282,219)	(504,513,355)
Net increase (decrease) in share activity	937,325	$14,536,112	(26,955,503)	$(439,433,542)

(a)	100% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

    The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

30	Invesco Master Loan Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (09/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)
		Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class R6	$1,000.00	$1,062.50	$3.02	$1,021.87	$2.96	0.59%

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

31	Invesco Master Loan Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	O-MLF-SAR-1

Semiannual Report to Shareholders	February 28, 2021

Invesco NASDAQ 100 Index Fund
Nasdaq: R6: IVNQX

2	Fund Performance
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
15	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	|	MAY LOSE VALUE	|	NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/13/20 (inception date) to 2/28/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class R6 Shares	7.09%
NASDAQ-100 Index▼ (Broad Market/Style-Specific Index)	6.98
Lipper Large-Cap Growth Funds Index∎ (Peer Group Index)	6.73

Source(s): ▼Bloomberg L.P.; ∎Lipper Inc.

The NASDAQ-100® Index includes 100 of the largest domestic and international nonfinancial securities listed on The Nasdaq Stock Market, based on the market capitalization.
The Lipper Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth funds tracked by Lipper.

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their in- sights about market and economic news and trends.

2	Invesco NASDAQ 100 Index Fund

Cumulative Annual Total Returns
As of 2/28/21, including maximum applicable sales charges

Class R6 Shares
Inception (10/13/20)	7.09%

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Performance figures reflect reinvested distributions and changes in net asset value. Shares of the Fund are sold at net asset value without a sales charge. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund dis-tributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more informa-tion.

3	Invesco NASDAQ 100 Index Fund

Schedule of Investments(a)

February 28, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–100.13%
Apparel Retail–0.35%
Ross Stores, Inc.	69	$8,048

Apparel, Accessories & Luxury Goods–0.32%
lululemon athletica, inc.(b)	24	7,480

Application Software–5.83%
Adobe, Inc.(b)	92	42,290
ANSYS, Inc.(b)	17	5,797
Atlassian Corp. PLC, Class A(b)	25	5,943
Autodesk, Inc.(b)	42	11,592
Cadence Design Systems, Inc.(b)	54	7,619
DocuSign, Inc.(b)	36	8,160
Intuit, Inc.	51	19,897
Splunk, Inc.(b)	31	4,433
Synopsys, Inc.(b)	29	7,111
Workday, Inc., Class A(b)	35	8,581
Zoom Video Communications, Inc.,
Class A(b)	38	14,197
		135,620

Automobile Manufacturers–4.30%
Tesla, Inc.(b)	148	99,974

Automotive Retail–0.27%
O’Reilly Automotive, Inc.(b)	14	6,263

Biotechnology–4.06%
Alexion Pharmaceuticals, Inc.(b)	42	6,416
Amgen, Inc.	112	25,191
Biogen, Inc.(b)	30	8,186
Gilead Sciences, Inc.	240	14,736
Incyte Corp.(b)	42	3,304
Moderna, Inc.(b)	76	11,766
Regeneron Pharmaceuticals, Inc.(b)	20	9,011
Seagen, Inc.(b)	35	5,289
Vertex Pharmaceuticals, Inc.(b)	50	10,627
		94,526

Broadcasting–0.16%
Fox Corp., Class A	65	2,165
Fox Corp., Class B	50	1,597
		3,762

Cable & Satellite–3.19%
Charter Communications, Inc.,
Class A(b)	38	23,310
Comcast Corp., Class A	875	46,130
Sirius XM Holdings, Inc.	815	4,768
		74,208

Communications Equipment–1.56%
Cisco Systems, Inc.	810	36,345

Construction Machinery & Heavy Trucks–0.26%
PACCAR, Inc.	67	6,096

	Shares	Value

Data Processing & Outsourced Services–4.04%
Automatic Data Processing, Inc.	83	$14,443
Fiserv, Inc.(b)	129	14,883
Paychex, Inc.	69	6,284
PayPal Holdings, Inc.(b)	225	58,466
		94,076

Diversified Support Services–0.49%
Cintas Corp.	20	6,487
Copart, Inc.(b)	45	4,912
		11,399

Drug Retail–0.34%
Walgreens Boots Alliance, Inc.	167	8,004

Electric Utilities–0.87%
American Electric Power Co., Inc.	96	7,186
Exelon Corp.	188	7,257
Xcel Energy, Inc.	101	5,917
		20,360

General Merchandise Stores–0.19%
Dollar Tree, Inc.(b)	45	4,419

Health Care Equipment–1.39%
DexCom, Inc.(b)	18	7,160
IDEXX Laboratories, Inc.(b)	16	8,323
Intuitive Surgical, Inc.(b)	23	16,946
		32,429

Health Care Supplies–0.37%
Align Technology, Inc.(b)	15	8,507

Health Care Technology–0.18%
Cerner Corp.	59	4,079

Hotels, Resorts & Cruise Lines–0.39%
Marriott International, Inc., Class A(b)	62	9,180

Hypermarkets & Super Centers–1.21%
Costco Wholesale Corp.	85	28,135

Interactive Home Entertainment–1.23%
Activision Blizzard, Inc.	149	14,246
Electronic Arts, Inc.	56	7,502
NetEase, Inc., ADR (China)	63	6,921
		28,669

Interactive Media & Services–11.30%
Alphabet, Inc., Class A(b)	38	76,833
Alphabet, Inc., Class C(b)	42	85,548
Baidu, Inc., ADR (China)(b)	53	15,024
Facebook, Inc., Class A(b)	302	77,801
Match Group, Inc.(b)	51	7,795
		263,001

Internet & Direct Marketing Retail–11.60%
Amazon.com, Inc.(b)	64	197,948
Booking Holdings, Inc.(b)	8	18,628
eBay, Inc.	133	7,504

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco NASDAQ 100 Index Fund

	Shares	Value
Internet & Direct Marketing Retail–(continued)
JD.com, Inc., ADR (China)(b)	168	$15,770
MercadoLibre, Inc. (Argentina)(b)	10	16,381
Pinduoduo, Inc., ADR (China)(b)	57	9,756
Trip.com Group Ltd., ADR (China)(b)	101	3,984
		269,971

Internet Services & Infrastructure–0.44%
Okta, Inc.(b)	23	6,013
VeriSign, Inc.(b)	22	4,269
		10,282

IT Consulting & Other Services–0.33%
Cognizant Technology Solutions Corp., Class A	103	7,568

Leisure Products–0.25%
Peloton Interactive, Inc., Class A(b)	49	5,903

Life Sciences Tools & Services–0.53%
Illumina, Inc.(b)	28	12,304

Movies & Entertainment–1.97%
Netflix, Inc.(b)	85	45,802

Packaged Foods & Meats–0.99%
Kraft Heinz Co. (The)	234	8,513
Mondelez International, Inc., Class A	273	14,513
		23,026

Railroads–0.58%
CSX Corp.	147	13,458

Research & Consulting Services–0.22%
Verisk Analytics, Inc.	31	5,079

Restaurants–1.04%
Starbucks Corp.	225	24,307

Semiconductor Equipment–2.34%
Applied Materials, Inc.	176	20,802
ASML Holding N.V., New York Shares (Netherlands)	15	8,506
KLA Corp.	30	9,337
Lam Research Corp.	28	15,881
		54,526

Semiconductors–12.89%
Advanced Micro Devices, Inc.(b)	231	19,522
Analog Devices, Inc.	71	11,063
Broadcom, Inc.	78	36,650
Intel Corp.	785	47,712
Marvell Technology Group Ltd.	129	6,228

Investment Abbreviations:

ADR – American Depositary Receipt

	Shares	Value
Semiconductors–(continued)
Maxim Integrated Products, Inc.	51	$4,752
Microchip Technology, Inc.	50	7,631
Micron Technology, Inc.(b)	213	19,496
NVIDIA Corp.	119	65,281
NXP Semiconductors N.V. (Netherlands)	54	9,858
QUALCOMM, Inc.	217	29,553
Skyworks Solutions, Inc.	32	5,690
Texas Instruments, Inc.	177	30,492
Xilinx, Inc.	47	6,124
		300,052

Soft Drinks–2.20%
Keurig Dr Pepper, Inc.	269	8,210
Monster Beverage Corp.(b)	102	8,950
PepsiCo, Inc.	264	34,106
		51,266

Systems Software–9.65%
Check Point Software Technologies Ltd. (Israel)(b)	27	2,976
Microsoft Corp.	954	221,691
		224,667

Technology Distributors–0.19%
CDW Corp.	28	4,393

Technology Hardware, Storage & Peripherals–11.16%
Apple, Inc.	2,143	259,860

Trading Companies & Distributors–0.22%
Fastenal Co.	111	5,147

Wireless Telecommunication Services–1.23%
T-Mobile US, Inc.(b)	238	28,553
Total Common Stocks & Other Equity Interests (Cost $2,204,657)		2,330,744

Money Market Funds–0.14%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	1,432	1,432
Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(c)(d)	331	331
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	1,636	1,636
Total Money Market Funds (Cost $3,399)		3,399
TOTAL INVESTMENTS IN SECURITIES–100.27% (Cost $2,208,056)		2,334,143
OTHER ASSETS LESS LIABILITIES–(0.27)%		(6,367)
NET ASSETS–100.00%		$2,327,776

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco NASDAQ 100 Index Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$770,267	$(768,835)	$-	$-	$1,432	$-
Invesco Liquid Assets Portfolio, Institutional Class	-	550,191	(549,860)	-	-	331	1
Invesco Treasury Portfolio, Institutional Class	-	880,305	(878,669)	-	-	1,636	-
Total	$-	$2,200,763	$(2,197,364)	$-	$-	$3,399	$1

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2021

Information Technology	48.43%
Communication Services	19.07
Consumer Discretionary	18.71
Health Care	6.52
Consumer Staples	4.74
Other Sectors, Each Less than 2% of Net Assets	2.66
Money Market Funds Plus Other Assets Less Liabilities	(0.13)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco NASDAQ 100 Index Fund

Statement of Assets and Liabilities

February 28, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $ 2,204,657)	$2,330,744
Investments in affiliated money market funds, at value (Cost $ 3,399)	3,399
Receivable for:
Fund expense absorbed	47,138
Dividends	1,527
Investment for trustee deferred compensation and retirement plans	1,197
Other assets	3,312
Total assets	2,387,317

Liabilities:
Payable for:
Amount due custodian	3,302
Accrued fees to affiliates	1,205
Accrued trustees’ and officers’ fees and benefits	3,573
Accrued other operating expenses	50,264
Trustee deferred compensation and retirement plans	1,197
Total liabilities	59,541
Net assets applicable to shares outstanding	$2,327,776

Net assets consist of:
Shares of beneficial interest	$2,194,153
Distributable earnings	133,623
$2,327,776

Net Assets:
Class R6	$2,327,776

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class R6	87,128
Class R6:
Net asset value and offering price per share	$26.72

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco NASDAQ 100 Index Fund

Statement of Operations

For the period October 13, 2020 (commencement date) through February 28, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $5)	$6,900
Dividends from affiliated money market funds	1
Total investment income	6,901

Expenses:
Advisory fees	1,219
Administrative services fees	107
Custodian fees	224
Transfer agent fees – R6	81
Trustees’ and officers’ fees and benefits	7,550
Registration and filing fees	7,311
Licensing fees	594
Reports to shareholders	9,338
Professional services fees	34,897
Other	3,280
Total expenses	64,601
Less: Fees waived and/or expenses reimbursed	(62,243)
Net expenses	2,358
Net investment income	4,543

Realized and unrealized gain from:
Net realized gain from unaffiliated investment securities	7,129
Change in net unrealized appreciation of unaffiliated investment securities	126,087
Net realized and unrealized gain	133,216
Net increase in net assets resulting from operations	$137,759

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco NASDAQ 100 Index Fund

Statement of Changes in Net Assets

For the period October 13, 2020 (commencement date) through February 28, 2021

February 28, 2021
Operations:
Net investment income	$4,543
Net realized gain	7,129
Change in net unrealized appreciation	126,087
Net increase in net assets resulting from operations	137,759

Distributions to shareholders from distributable earnings:
Class R6	(4,136)

Share transactions–net:
Class R6	2,194,153
Net increase in net assets	2,327,776

Net assets:
Beginning of period	–
End of period	$2,327,776

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco NASDAQ 100 Index Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class R6
Period ended 02/28/21(d)	$25.00	$0.06	$1.71	$1.77	$(0.05)	$26.72	7.09%	$2,328	0.29	%(e)	7.95	%(e)	0.56	%(e)	7%
(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(d)	Commencement date of October 13, 2020.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,135 for Class R6.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco NASDAQ 100 Index Fund

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco NASDAQ 100 Index Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek to track the investment results (before fees and expenses) of the NASDAQ-100 Index® (the “Underlying Index”).

The Fund currently consists of one class of shares, Class R6. Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations

11	Invesco NASDAQ 100 Index Fund

and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.150%
Over $ 2 billion	0.140%

For the period October 13, 2020 (commencement date) through February 28, 2021, the effective advisory fee rate incurred by the Fund was 0.15%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class R6 shares to 0.29% of the Fund’s average daily net assets (the “expense limit”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the period October 13, 2020 (commencement date) through February 28, 2021, the Adviser waived advisory fees of $1,219 and reimbursed fund level expenses of $61,024.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the period October 13, 2020 (commencement date) through February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Trust has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Trust and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Trust, subject to certain limitations approved by the Trust’s Board of Trustees. For the period October 13, 2020 (commencement date) through February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund’s shares. The Fund does not pay a distribution fee to IDI under the agreement.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12	Invesco NASDAQ 100 Index Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period October 13, 2020 (commencement date) through February 28, 2021 was $2,336,696 and $139,169, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$200,708
Aggregate unrealized (depreciation) of investments	(74,621)
Net unrealized appreciation of investments	$126,087

Cost of investments for tax purposes is $2,208,056.

NOTE 8–Share Information

	Summary of Share Activity
	February 28, 2021(a)(b)
	Shares	Amount
Sold:
Class R6	87,126	$2,194,105

13	Invesco NASDAQ 100 Index Fund

	Summary of Share Activity
	February 28, 2021(a)(b)
	Shares	Amount
Issued as reinvestment of dividends:
Class R6	2	$48
Net increase in share activity	87,128	$2,194,153

(a)	Commencement date of October 13, 2020.
(b)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

In addition, 92% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 9–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

14	Invesco NASDAQ 100 Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 13, 2020 (commencement date) through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (09/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/21)	Expenses Paid During Period[3]
Class R6	$1,000.00	$1,070.90	$1.14	$1,023.36	$1.45	0.29%

[1]

The actual ending account value is based on the actual total return of the Funds for the period October 13, 2020 (commencement date) through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 139 (as of close of business October 13, 2020 (commencement date) through February 28, 2021)/365. Because the Fund has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

[3]

Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Fund and other funds because such data is based on a full six month period.

15	Invesco NASDAQ 100 Index Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎  Fund reports and prospectuses

∎  Quarterly statements

∎  Daily confirmations

∎  Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indrect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	NDQ-SAR-1

Semiannual Report to Shareholders	February 28, 2021

Invesco S&P 500 Index Fund Nasdaq: A: SPIAX ∎ C: SPICX ∎ Y: SPIDX ∎ R6: SPISX

2	Fund Performance

4	Schedule of Investments

13	Financial Statements

16	Financial Highlights

17	Notes to Financial Statements

23	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/20 to 2/28/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.45%
Class C Shares	9.12
Class Y Shares	9.60
Class R6 Shares	9.61
S&P 500 Index▼ (Broad Market/Style-Specific Index)	9.74
Lipper S&P 500 Objective Funds Index∎ (Peer Group Index)	9.65

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The Lipper S&P 500 Objective Funds Index is an unmanaged index considered representative of S&P 500 funds tracked by Lipper.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco S&P 500 Index Fund

Average Annual Total Returns
As of 2/28/21, including maximum applicable sales charges

Class A Shares
Inception (9/26/97)	7.27%
10 Years	12.16
5 Years	14.88
1 Year	23.48

Class C Shares
Inception (9/26/97)	7.25%
10 Years	12.13
5 Years	15.34
1 Year	28.75

Class Y Shares
Inception (9/26/97)	7.79%
10 Years	13.07
5 Years	16.47
1 Year	30.98

Class R6 Shares
10 Years	12.93%
5 Years	16.47
1 Year	31.06

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Morgan Stanley S&P 500 Index Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco S&P 500 Index Fund. Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a

CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco S&P 500 Index Fund

Schedule of Investments(a)

February 28, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.20%

Advertising–0.08%

Interpublic Group of Cos., Inc. (The)	21,808	$569,625
Omnicom Group, Inc.	12,020	826,135
		1,395,760

Aerospace & Defense–1.51%

Boeing Co. (The)(b)	29,671	6,290,549
General Dynamics Corp.	12,997	2,124,620
Howmet Aerospace, Inc.(b)	21,820	613,360
Huntington Ingalls Industries, Inc.	2,264	398,260
L3Harris Technologies, Inc.	11,748	2,137,079
Lockheed Martin Corp.	13,766	4,546,221
Northrop Grumman Corp.	8,669	2,528,400
Raytheon Technologies Corp.	84,919	6,113,319
Teledyne Technologies, Inc.(b)	2,062	765,002
Textron, Inc.	12,797	644,201
TransDigm Group, Inc.(b)	3,043	1,754,807
		27,915,818

Agricultural & Farm Machinery–0.33%

Deere & Co.	17,522	6,117,281

Agricultural Products–0.09%

Archer-Daniels-Midland Co.	31,110	1,760,204

Air Freight & Logistics–0.61%

C.H. Robinson Worldwide, Inc.	7,601	690,551
Expeditors International of Washington, Inc.	9,464	869,174
FedEx Corp.	13,508	3,437,786
United Parcel Service, Inc., Class B	39,991	6,311,779
		11,309,290

Airlines–0.31%

Alaska Air Group, Inc.(b)	6,914	449,548
American Airlines Group, Inc.(b)	34,151	715,122
Delta Air Lines, Inc.(b)	35,659	1,709,492
Southwest Airlines Co.	33,005	1,918,581
United Airlines Holdings, Inc.(b)	16,364	862,056
		5,654,799

Alternative Carriers–0.04%

Lumen Technologies, Inc.	55,211	678,543

Apparel Retail–0.42%

Gap, Inc. (The)	11,502	286,975
L Brands, Inc.(b)	13,062	713,969
Ross Stores, Inc.	19,906	2,321,836
TJX Cos., Inc. (The)	67,133	4,430,106
		7,752,886

Apparel, Accessories & Luxury Goods–0.19%

Hanesbrands, Inc.	19,476	344,530
PVH Corp.	3,975	397,341
Ralph Lauren Corp.	2,696	315,648
Tapestry, Inc.	15,511	653,634
Under Armour, Inc., Class A(b)	10,541	230,742

	Shares	Value
Apparel, Accessories & Luxury Goods–(continued)

Under Armour, Inc., Class C(b)	10,881	$198,034
VF Corp.	17,881	1,414,924
		3,554,853

Application Software–2.24%

Adobe, Inc.(b)	26,823	12,329,728
ANSYS, Inc.(b)	4,802	1,637,434
Autodesk, Inc.(b)	12,295	3,393,420
Cadence Design Systems, Inc.(b)	15,596	2,200,439
Citrix Systems, Inc.	6,884	919,565
Intuit, Inc.	14,691	5,731,547
Paycom Software, Inc.(b)	2,739	1,025,043
salesforce.com, inc.(b)	51,162	11,076,573
Synopsys, Inc.(b)	8,533	2,092,377
Tyler Technologies, Inc.(b)	2,254	1,044,549
		41,450,675

Asset Management & Custody Banks–0.78%

Ameriprise Financial, Inc.	6,596	1,459,299
Bank of New York Mellon Corp. (The)	45,584	1,921,821
BlackRock, Inc.	7,930	5,507,385
Franklin Resources, Inc.	15,235	398,700
Invesco Ltd. (Acquired 08/22/2008-06/19/2020; Cost $488,732)(c)(d)	21,060	472,165
Northern Trust Corp.	11,637	1,107,028
State Street Corp.	19,726	1,435,461
T. Rowe Price Group, Inc.	12,661	2,052,855
		14,354,714

Auto Parts & Equipment–0.16%

Aptiv PLC	15,098	2,262,284
BorgWarner, Inc.	13,672	615,240
		2,877,524

Automobile Manufacturers–1.88%

Ford Motor Co.(b)	218,493	2,556,368
General Motors Co.(b)	70,428	3,615,069
Tesla, Inc.(b)	42,401	28,641,876
		34,813,313

Automotive Retail–0.27%

Advance Auto Parts, Inc.	3,794	608,368
AutoZone, Inc.(b)	1,295	1,502,096
CarMax, Inc.(b)	9,174	1,096,385
O’Reilly Automotive, Inc.(b)	4,050	1,811,686
		5,018,535

Biotechnology–1.78%

AbbVie, Inc.	98,717	10,635,770
Alexion Pharmaceuticals, Inc.(b)	12,236	1,869,049
Amgen, Inc.	32,552	7,321,596
Biogen, Inc.(b)	8,604	2,347,859
Gilead Sciences, Inc.	70,091	4,303,587
Incyte Corp.(b)	10,408	818,693
Regeneron Pharmaceuticals, Inc.(b)	5,863	2,641,692

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco S&P 500 Index Fund

	Shares	Value
Biotechnology–(continued)

Vertex Pharmaceuticals, Inc.(b)	14,540	$3,090,477
		33,028,723

Brewers–0.03%

Molson Coors Beverage Co., Class B	10,520	467,614

Broadcasting–0.22%

Discovery, Inc., Class A(b)	8,964	475,361
Discovery, Inc., Class C(b)	16,494	742,230
Fox Corp., Class A	18,873	628,660
Fox Corp., Class B	8,649	276,162
ViacomCBS, Inc., Class B	31,591	2,037,304
		4,159,717

Building Products–0.45%

A.O. Smith Corp.	7,572	449,550
Allegion PLC	5,146	559,782
Carrier Global Corp.	45,553	1,664,051
Fortune Brands Home & Security, Inc.	7,768	645,831
Johnson Controls International PLC	40,477	2,258,212
Masco Corp.	14,631	778,662
Trane Technologies PLC	13,426	2,057,400
		8,413,488

Cable & Satellite–1.02%

Charter Communications, Inc., Class A(b)	8,158	5,004,280
Comcast Corp., Class A	255,302	13,459,522
DISH Network Corp., Class A(b)	13,826	435,657
		18,899,459

Casinos & Gaming–0.15%

Las Vegas Sands Corp.	18,365	1,149,649
MGM Resorts International	22,923	866,260
Wynn Resorts Ltd.(b)	5,428	715,031
		2,730,940

Commodity Chemicals–0.21%

Dow, Inc.	41,475	2,459,882
LyondellBasell Industries N.V., Class A	14,376	1,482,022
		3,941,904

Communications Equipment–0.77%

Arista Networks, Inc.(b)	3,046	852,393
Cisco Systems, Inc.	236,271	10,601,480
F5 Networks, Inc.(b)	3,444	654,291
Juniper Networks, Inc.	18,437	429,213
Motorola Solutions, Inc.	9,478	1,663,199
		14,200,576

Computer & Electronics Retail–0.07%

Best Buy Co., Inc.	12,886	1,293,110

Construction & Engineering–0.03%

Quanta Services, Inc.	7,764	651,011

Construction Machinery & Heavy Trucks–0.60%

Caterpillar, Inc.	30,376	6,557,571
Cummins, Inc.	8,275	2,095,230
PACCAR, Inc.	19,371	1,762,567
Wabtec Corp.	10,003	724,517
		11,139,885

	Shares	Value
Construction Materials–0.13%

Martin Marietta Materials, Inc.	3,482	$1,172,981
Vulcan Materials Co.	7,409	1,237,229
		2,410,210

Consumer Electronics–0.06%

Garmin Ltd.	8,340	1,034,327

Consumer Finance–0.58%

American Express Co.	36,468	4,932,662
Capital One Financial Corp.	25,575	3,073,859
Discover Financial Services	17,137	1,612,078
Synchrony Financial	30,358	1,174,247
		10,792,846

Copper–0.15%

Freeport-McMoRan, Inc.	81,237	2,754,747

Data Processing & Outsourced Services–4.08%

Automatic Data Processing, Inc.	23,977	4,172,478
Broadridge Financial Solutions, Inc.	6,464	921,055
Fidelity National Information Services, Inc.	34,695	4,787,910
Fiserv, Inc.(b)	32,152	3,709,376
FleetCor Technologies, Inc.(b)	4,663	1,293,097
Global Payments, Inc.	16,737	3,313,759
Jack Henry & Associates, Inc.	4,267	633,393
Mastercard, Inc., Class A	49,190	17,405,882
Paychex, Inc.	17,890	1,629,242
PayPal Holdings, Inc.(b)	65,515	17,024,073
Visa, Inc., Class A	94,814	20,137,545
Western Union Co. (The)	22,987	533,758
		75,561,568

Distillers & Vintners–0.15%

Brown-Forman Corp., Class B	10,205	730,474
Constellation Brands, Inc., Class A	9,477	2,029,405
		2,759,879

Distributors–0.12%

Genuine Parts Co.	8,066	849,753
LKQ Corp.(b)	15,656	616,690
Pool Corp.	2,245	751,559
		2,218,002

Diversified Banks–3.23%

Bank of America Corp.	425,666	14,774,867
Citigroup, Inc.	116,413	7,669,288
JPMorgan Chase & Co.	170,441	25,083,802
U.S. Bancorp	76,652	3,832,600
Wells Fargo & Co.	231,181	8,361,817
		59,722,374

Diversified Chemicals–0.04%

Eastman Chemical Co.	7,574	827,535

Diversified Support Services–0.15%

Cintas Corp.	4,914	1,593,807
Copart, Inc.(b)	11,619	1,268,330
		2,862,137

Drug Retail–0.10%

Walgreens Boots Alliance, Inc.	40,186	1,926,115

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco S&P 500 Index Fund

	Shares	Value
Electric Utilities–1.56%
Alliant Energy Corp.	13,965	$644,624
American Electric Power Co., Inc.	27,755	2,077,462
Duke Energy Corp.	41,151	3,522,114
Edison International	21,164	1,142,644
Entergy Corp.	11,196	971,925
Evergy, Inc.	12,683	680,189
Eversource Energy	19,169	1,523,552
Exelon Corp.	54,549	2,105,592
FirstEnergy Corp.	30,339	1,005,435
NextEra Energy, Inc.	109,542	8,049,146
NRG Energy, Inc.	13,655	498,544
Pinnacle West Capital Corp.	6,295	440,209
PPL Corp.	42,989	1,125,882
Southern Co. (The)	59,060	3,349,883
Xcel Energy, Inc.	29,381	1,721,433
		28,858,634

Electrical Components & Equipment–0.48%
AMETEK, Inc.	12,864	1,517,566
Eaton Corp. PLC	22,287	2,901,545
Emerson Electric Co.	33,439	2,872,410
Rockwell Automation, Inc.	6,496	1,580,347
		8,871,868

Electronic Components–0.20%
Amphenol Corp., Class A	16,727	2,102,249
Corning, Inc.	42,719	1,633,575
		3,735,824

Electronic Equipment & Instruments–0.25%
FLIR Systems, Inc.	7,333	391,582
Keysight Technologies, Inc.(b)	10,361	1,466,289
Trimble, Inc.(b)	13,941	1,033,586
Vontier Corp.(b)	7,531	236,473
Zebra Technologies Corp., Class A(b)	2,981	1,488,801
		4,616,731

Electronic Manufacturing Services–0.15%
IPG Photonics Corp.(b)	1,996	453,790
TE Connectivity Ltd.	18,493	2,404,645
		2,858,435

Environmental & Facilities Services–0.21%
Republic Services, Inc.	11,762	1,047,876
Rollins, Inc.	12,370	410,313
Waste Management, Inc.	21,739	2,410,638
		3,868,827

Fertilizers & Agricultural Chemicals–0.20%
CF Industries Holdings, Inc.	11,961	541,594
Corteva, Inc.	41,657	1,880,813
FMC Corp.	7,255	737,761
Mosaic Co. (The)	19,289	567,097
		3,727,265

Financial Exchanges & Data–1.02%
Cboe Global Markets, Inc.	6,041	597,817
CME Group, Inc., Class A	20,072	4,008,378
Intercontinental Exchange, Inc.	31,384	3,461,969
MarketAxess Holdings, Inc.	2,122	1,179,705
Moody’s Corp.	9,030	2,482,257

	Shares	Value
Financial Exchanges & Data–(continued)
MSCI, Inc.	4,635	$1,921,300
Nasdaq, Inc.	6,420	887,822
S&P Global, Inc.	13,453	4,430,880
		18,970,128

Food Distributors–0.12%

Sysco Corp.	28,480	2,267,862

Food Retail–0.08%

Kroger Co. (The)	43,296	1,394,564

Footwear–0.51%

NIKE, Inc., Class B	70,163	9,456,569

Gas Utilities–0.03%

Atmos Energy Corp.	7,039	595,570

General Merchandise Stores–0.49%
Dollar General Corp.	13,699	2,588,974
Dollar Tree, Inc.(b)	13,150	1,291,330
Target Corp.	28,000	5,136,320
		9,016,624

Gold–0.13%

Newmont Corp.	44,920	2,442,750

Health Care Distributors–0.20%
AmerisourceBergen Corp.	8,222	832,231
Cardinal Health, Inc.	16,406	845,237
Henry Schein, Inc.(b)	7,983	493,749
McKesson Corp.	8,977	1,521,781
		3,692,998

Health Care Equipment–3.38%
Abbott Laboratories	99,102	11,870,438
ABIOMED, Inc.(b)	2,526	819,813
Baxter International, Inc.	28,562	2,218,982
Becton, Dickinson and Co.	16,217	3,910,730
Boston Scientific Corp.(b)	80,066	3,104,960
Danaher Corp.	35,351	7,765,554
DexCom, Inc.(b)	5,369	2,135,681
Edwards Lifesciences Corp. (b)	34,849	2,895,952
Hologic, Inc.(b)	14,370	1,035,933
IDEXX Laboratories, Inc.(b)	4,769	2,480,691
Intuitive Surgical, Inc.(b)	6,573	4,842,986
Medtronic PLC	75,263	8,803,513
ResMed, Inc.	8,102	1,561,904
STERIS PLC	4,770	833,796
Stryker Corp.	18,280	4,436,373
Teleflex, Inc.	2,603	1,036,306
Varian Medical Systems, Inc.(b)	5,108	895,279
Zimmer Biomet Holdings, Inc.	11,590	1,889,865
		62,538,756

Health Care Facilities–0.17%
HCA Healthcare, Inc.	14,757	2,538,647
Universal Health Services, Inc., Class B	4,345	544,559
		3,083,206

Health Care REITs–0.19%
Healthpeak Properties, Inc.	30,102	875,667
Ventas, Inc.	20,944	1,107,937

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco S&P 500 Index Fund

	Shares	Value
Health Care REITs–(continued)
Welltower, Inc.	23,333	$1,584,311
		3,567,915

Health Care Services–0.64%

Cigna Corp.	20,200	4,239,980
CVS Health Corp.	73,188	4,986,298
DaVita, Inc.(b)	4,133	422,103
Laboratory Corp. of America Holdings(b)	5,446	1,306,550
Quest Diagnostics, Inc.	7,535	870,971
		11,825,902

Health Care Supplies–0.28%

Align Technology, Inc.(b)	4,012	2,275,245
Cooper Cos., Inc. (The)	2,742	1,058,769
DENTSPLY SIRONA, Inc.	12,220	648,515
West Pharmaceutical Services, Inc.	4,133	1,159,927
		5,142,456

Health Care Technology–0.06%
Cerner Corp.	17,143	1,185,267

Home Furnishings–0.05%

Leggett & Platt, Inc.	7,408	320,544
Mohawk Industries, Inc.(b)	3,344	585,167
		905,711

Home Improvement Retail–1.19%

Home Depot, Inc. (The)	60,198	15,551,551
Lowe’s Cos., Inc.	40,970	6,544,958
		22,096,509

Homebuilding–0.23%

D.R. Horton, Inc.	18,541	1,425,247
Lennar Corp., Class A	15,383	1,276,327
NVR, Inc.(b)	195	877,664
PulteGroup, Inc.	14,990	676,199
		4,255,437

Hotel & Resort REITs–0.04%
Host Hotels & Resorts, Inc.	39,438	654,276

Hotels, Resorts & Cruise Lines–0.36%

Carnival Corp.(b)	41,584	1,112,372
Hilton Worldwide Holdings, Inc.	15,513	1,918,648
Marriott International, Inc., Class A(b)	14,870	2,201,801
Norwegian Cruise Line Holdings Ltd.(b)	17,648	521,675
Royal Caribbean Cruises Ltd.	10,411	971,034
		6,725,530

Household Appliances–0.04%
Whirlpool Corp.	3,497	664,710

Household Products–1.38%

Church & Dwight Co., Inc.	13,892	1,093,995
Clorox Co. (The)	7,048	1,276,040
Colgate-Palmolive Co.	47,928	3,604,186
Kimberly-Clark Corp.	19,018	2,440,580
Procter & Gamble Co. (The)	138,648	17,127,187
		25,541,988

Housewares & Specialties–0.03%
Newell Brands, Inc.	21,115	489,235

	Shares	Value
Human Resource & Employment Services–0.03%
Robert Half International, Inc.	6,373	$495,756

Hypermarkets & Super Centers–0.98%

Costco Wholesale Corp.	24,671	8,166,101
Walmart, Inc.	77,518	10,071,139
		18,237,240

Independent Power Producers & Energy Traders–0.05%
AES Corp. (The)	37,191	987,793

Industrial Conglomerates–1.18%

3M Co.	32,253	5,646,210
General Electric Co.	489,811	6,142,230
Honeywell International, Inc.	39,235	7,939,202
Roper Technologies, Inc.	5,863	2,213,986
		21,941,628

Industrial Gases–0.56%

Air Products and Chemicals, Inc.	12,358	3,158,952
Linde PLC (United Kingdom)	29,347	7,168,592
		10,327,544

Industrial Machinery–0.80%

Dover Corp.	8,057	993,106
Flowserve Corp.	7,283	269,471
Fortive Corp.	18,854	1,240,970
IDEX Corp.	4,233	826,155
Illinois Tool Works, Inc.	16,105	3,256,109
Ingersoll Rand, Inc.(b)	20,784	963,131
Otis Worldwide Corp.	22,768	1,450,549
Parker-Hannifin Corp.	7,201	2,066,399
Pentair PLC	9,301	520,205
Snap-on, Inc.	3,031	615,626
Stanley Black & Decker, Inc.	8,958	1,566,217
Xylem, Inc.	10,077	1,003,266
		14,771,204

Industrial REITs–0.27%

Duke Realty Corp.	20,797	816,282
Prologis, Inc.	41,333	4,094,861
		4,911,143

Insurance Brokers–0.49%

Aon PLC, Class A	12,783	2,910,817
Arthur J. Gallagher & Co.	10,753	1,288,209
Marsh & McLennan Cos., Inc.	28,359	3,267,524
Willis Towers Watson PLC	7,207	1,590,153
		9,056,703

Integrated Oil & Gas–1.34%

Chevron Corp.	107,639	10,763,900
Exxon Mobil Corp.(e)	236,423	12,854,318
Occidental Petroleum Corp.	46,862	1,246,998
		24,865,216

Integrated Telecommunication Services–1.29%

AT&T, Inc.	398,452	11,112,826
Verizon Communications, Inc.	231,383	12,795,480
		23,908,306

Interactive Home Entertainment–0.40%
Activision Blizzard, Inc.	43,214	4,131,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco S&P 500 Index Fund

`	Shares	Value
Interactive Home Entertainment–(continued)

Electronic Arts, Inc.	16,219	$2,172,859
Take-Two Interactive Software, Inc.(b)	6,431	1,186,262
		7,490,812

Interactive Media & Services–5.68%

Alphabet, Inc., Class A(b)	16,810	33,988,307

Alphabet, Inc., Class C(b)	16,231	33,060,275

Facebook, Inc., Class A(b)	134,418	34,628,765

Twitter, Inc.(b)	44,472	3,427,012
		105,104,359

Internet & Direct Marketing Retail–4.53%
Amazon.com, Inc.(b)	23,847	73,757,102
Booking Holdings, Inc.(b)	2,290	5,332,288
eBay, Inc.	36,617	2,065,931
Etsy, Inc.(b)	7,050	1,552,903
Expedia Group, Inc.	7,601	1,223,761
		83,931,985

Internet Services & Infrastructure–0.11%

Akamai Technologies, Inc.(b)	9,102	860,139

VeriSign, Inc.(b)	5,614	1,089,284
		1,949,423

Investment Banking & Brokerage–1.00%

Charles Schwab Corp. (The)	83,408	5,147,942
Goldman Sachs Group, Inc. (The)	19,238	6,146,156
Morgan Stanley	83,888	6,448,471
Raymond James Financial, Inc.	6,814	795,466
		18,538,035

IT Consulting & Other Services–0.99%

Accenture PLC, Class A	35,426	8,888,383

Cognizant Technology Solutions Corp., Class A	29,894	2,196,611

DXC Technology Co.	14,225	358,755

Gartner, Inc.(b)	4,992	893,768
International Business Machines Corp.	49,823	5,925,449
		18,262,966

Leisure Products–0.04%

Hasbro, Inc.	7,125	667,684

Life & Health Insurance–0.45%

Aflac, Inc.	36,528	1,749,326

Globe Life, Inc.	5,384	502,866

Lincoln National Corp.	10,158	577,685

MetLife, Inc.	42,772	2,463,667

Principal Financial Group, Inc.	14,286	808,302
Prudential Financial, Inc.	22,142	1,920,154
Unum Group	11,387	301,528
		8,323,528

Life Sciences Tools & Services–1.17%

Agilent Technologies, Inc.	17,110	2,088,618

Bio-Rad Laboratories, Inc., Class A(b)	1,203	703,153

Illumina, Inc.(b)	8,163	3,586,904

IQVIA Holdings, Inc.(b)	10,720	2,066,709

Mettler-Toledo International, Inc.(b)	1,330	1,484,346

PerkinElmer, Inc.	6,261	789,449

Thermo Fisher Scientific, Inc.	22,161	9,974,223

	Shares	Value
Life Sciences Tools & Services–(continued)

Waters Corp.(b)	3,469	$950,090
		21,643,492

Managed Health Care–1.43%

Anthem, Inc.	13,906	4,216,160

Centene Corp.(b)	32,419	1,897,808

Humana, Inc.	7,399	2,809,030

UnitedHealth Group, Inc.	53,053	17,625,268
		26,548,266

Metal & Glass Containers–0.08%

Ball Corp.	18,290	1,561,783

Movies & Entertainment–1.79%

Live Nation Entertainment, Inc.(b)	7,995	710,436

Netflix, Inc.(b)	24,703	13,311,212

Walt Disney Co. (The)	101,233	19,137,086
		33,158,734

Multi-line Insurance–0.19%

American International Group, Inc.	48,172	2,117,159

Assurant, Inc.	3,316	408,598

Hartford Financial Services Group, Inc. (The)	20,036	1,015,625
		3,541,382

Multi-Sector Holdings–1.41%

Berkshire Hathaway, Inc., Class B(b)	108,818	26,171,817

Multi-Utilities–0.72%

Ameren Corp.	13,822	971,272

CenterPoint Energy, Inc.	30,463	592,201

CMS Energy Corp.	16,010	866,301

Consolidated Edison, Inc.	19,129	1,255,819

Dominion Energy, Inc.	45,616	3,116,485

DTE Energy Co.	10,822	1,273,966

NiSource, Inc.	21,427	462,823

Public Service Enterprise Group, Inc.	28,284	1,522,528

Sempra Energy	16,129	1,870,641

WEC Energy Group, Inc.	17,637	1,422,248
		13,354,284

Office REITs–0.14%

Alexandria Real Estate Equities, Inc.	6,923	1,105,534

Boston Properties, Inc.	7,920	785,110

SL Green Realty Corp.	4,062	280,562

Vornado Realty Trust	8,769	376,541
		2,547,747

Oil & Gas Equipment & Services–0.24%

Baker Hughes Co., Class A	38,347	938,734

Halliburton Co.	49,429	1,079,035

NOV, Inc.	21,709	327,806

Schlumberger Ltd.	77,835	2,172,375
		4,517,950

Oil & Gas Exploration & Production–0.61%

APA Corp.	21,106	416,421

Cabot Oil & Gas Corp.	22,286	412,514

ConocoPhillips	75,739	3,939,186

Devon Energy Corp.	33,080	712,543

Diamondback Energy, Inc.	8,833	611,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco S&P 500 Index Fund

	Shares	Value
Oil & Gas Exploration & Production–(continued)

EOG Resources, Inc.	32,619	$2,105,883

Hess Corp.	15,281	1,001,364

Marathon Oil Corp.	44,139	489,943
Pioneer Natural Resources Co.	11,316	1,681,218
		11,371,022

Oil & Gas Refining & Marketing–0.33%

HollyFrontier Corp.	8,334	315,692

Marathon Petroleum Corp.	36,381	1,987,130

Phillips 66	24,423	2,028,330
Valero Energy Corp.	22,801	1,755,221
		6,086,373

Oil & Gas Storage & Transportation–0.23%

Kinder Morgan, Inc.	108,859	1,600,227

ONEOK, Inc.	24,848	1,100,518
Williams Cos., Inc. (The)	67,858	1,549,877
		4,250,622

Packaged Foods & Meats–0.83%

Campbell Soup Co.	11,324	515,016

Conagra Brands, Inc.	27,315	926,798

General Mills, Inc.	34,181	1,880,297

Hershey Co. (The)	8,249	1,201,467

Hormel Foods Corp.	15,698	727,916

JM Smucker Co. (The)	6,379	714,448

Kellogg Co.	14,221	820,694

Kraft Heinz Co. (The)	36,232	1,318,120

Lamb Weston Holdings, Inc.	8,182	652,678

McCormick & Co., Inc.	13,905	1,171,913

Mondelez International, Inc., Class A	79,968	4,251,099
Tyson Foods, Inc., Class A	16,446	1,112,901
		15,293,347

Paper Packaging–0.25%

Amcor PLC	87,702	959,460

Avery Dennison Corp.	4,664	817,179

International Paper Co.	21,980	1,091,307

Packaging Corp. of America	5,302	699,970

Sealed Air Corp.	8,675	363,483
Westrock Co.	14,686	640,163
		4,571,562

Personal Products–0.20%

Estee Lauder Cos., Inc. (The), Class A	12,666	3,620,703

Pharmaceuticals–3.64%

Bristol-Myers Squibb Co.	126,354	7,749,291

Catalent, Inc.(b)	9,209	1,047,155

Eli Lilly and Co.	44,394	9,095,887

Johnson & Johnson	147,199	23,325,154

Merck & Co., Inc.	141,467	10,273,334

Perrigo Co. PLC	7,631	307,987

Pfizer, Inc.	310,799	10,408,658

Viatris, Inc.(b)	67,458	1,001,751

Zoetis, Inc.	26,574	4,125,348
		67,334,565

Property & Casualty Insurance–0.69%

Allstate Corp. (The)	17,002	1,812,413

Chubb Ltd.	25,238	4,103,194

	Shares	Value
Property & Casualty Insurance–(continued)

Cincinnati Financial Corp.	8,366	$818,780

Loews Corp.	13,064	624,590

Progressive Corp. (The)	32,743	2,814,261

Travelers Cos., Inc. (The)	14,163	2,060,717

W.R. Berkley Corp.	7,872	545,766
		12,779,721

Publishing–0.04%

News Corp., Class A	21,860	512,617

News Corp., Class B	6,809	156,062
		668,679

Railroads–0.88%

CSX Corp.	42,762	3,914,861

Kansas City Southern	5,233	1,111,175

Norfolk Southern Corp.	14,201	3,579,504

Union Pacific Corp.	37,679	7,760,367
		16,365,907

Real Estate Services–0.08%

CBRE Group, Inc., Class A(b)	18,757	1,421,218

Regional Banks–1.05%

Citizens Financial Group, Inc.	23,879	1,037,304

Comerica, Inc.	7,777	529,614

Fifth Third Bancorp	39,835	1,381,876

First Republic Bank	9,726	1,602,358

Huntington Bancshares, Inc.	56,883	872,585

KeyCorp	54,599	1,099,624

M&T Bank Corp.	7,173	1,082,692

People’s United Financial, Inc.	23,756	426,183

PNC Financial Services Group, Inc. (The)	23,691	3,988,617

Regions Financial Corp.	53,703	1,107,893

SVB Financial Group(b)	2,896	1,463,522

Truist Financial Corp.	75,380	4,293,645

Zions Bancorporation N.A.	9,170	487,569
		19,373,482

Reinsurance–0.03%

Everest Re Group Ltd.	2,234	540,204

Research & Consulting Services–0.35%

Equifax, Inc.	6,801	1,100,946

IHS Markit Ltd.	20,839	1,878,844

Jacobs Engineering Group, Inc.	7,247	833,985

Leidos Holdings, Inc.	7,480	661,606

Nielsen Holdings PLC	19,961	447,326

Verisk Analytics, Inc.	9,091	1,489,560
		6,412,267

Residential REITs–0.27%

AvalonBay Communities, Inc.	7,806	1,371,905

Equity Residential	19,149	1,252,536

Essex Property Trust, Inc.	3,645	928,710

Mid-America Apartment Communities, Inc.	6,395	861,598

UDR, Inc.	16,466	677,905
		5,092,654

Restaurants–1.16%

Chipotle Mexican Grill, Inc.(b)	1,564	2,255,288

Darden Restaurants, Inc.	7,280	999,762

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco S&P 500 Index Fund

	Shares	Value
Restaurants–(continued)

Domino’s Pizza, Inc.	2,203	$763,362
McDonald’s Corp.	41,663	8,588,411
Starbucks Corp.	65,627	7,089,685
Yum! Brands, Inc.	16,867	1,746,240
		21,442,748

Retail REITs–0.25%

Federal Realty Investment Trust	3,849	389,403
Kimco Realty Corp.	24,183	443,274
Realty Income Corp.	19,625	1,182,603
Regency Centers Corp.	8,823	483,324
Simon Property Group, Inc.	18,334	2,070,275
		4,568,879

Semiconductor Equipment–0.85%

Applied Materials, Inc.	51,066	6,035,490
Enphase Energy, Inc.(b)	7,063	1,243,512
KLA Corp.	8,636	2,687,782
Lam Research Corp.	8,052	4,567,014
Teradyne, Inc.	9,285	1,194,144
		15,727,942

Semiconductors–4.57%

Advanced Micro Devices, Inc.(b)	67,250	5,683,297
Analog Devices, Inc.	20,659	3,219,085
Broadcom, Inc.	22,617	10,627,050
Intel Corp.	229,141	13,927,190
Maxim Integrated Products, Inc.	14,946	1,392,519
Microchip Technology, Inc.	14,559	2,222,140
Micron Technology, Inc.(b)	62,246	5,697,376
Monolithic Power Systems, Inc.	2,359	883,493
NVIDIA Corp.	34,611	18,986,902
Qorvo, Inc.(b)	6,377	1,114,253
QUALCOMM, Inc.	63,240	8,612,656
Skyworks Solutions, Inc.	9,286	1,651,237
Texas Instruments, Inc.	51,327	8,842,102
Xilinx, Inc.	13,706	1,785,892
		84,645,192

Soft Drinks–1.21%

Coca-Cola Co. (The)	216,263	10,594,724
Monster Beverage Corp.(b)	20,663	1,812,972
PepsiCo, Inc.	77,272	9,982,770
		22,390,466

Specialized REITs–1.13%

American Tower Corp.	24,838	5,368,237
Crown Castle International Corp.	24,116	3,756,067
Digital Realty Trust, Inc.	15,665	2,110,545
Equinix, Inc.	4,982	3,230,030
Extra Space Storage, Inc.	7,226	908,308
Iron Mountain, Inc.	16,113	560,571
Public Storage	8,504	1,989,426
SBA Communications Corp., Class A	6,213	1,585,123
Weyerhaeuser Co.	41,736	1,413,598
		20,921,905

Specialty Chemicals–0.74%

Albemarle Corp.	5,952	935,714
Celanese Corp.	6,536	907,916
DuPont de Nemours, Inc.	29,904	2,102,849

	Shares	Value
Specialty Chemicals–(continued)

Ecolab, Inc.	13,885	$2,906,963
International Flavors & Fragrances, Inc.	13,841	1,875,594
PPG Industries, Inc.	13,207	1,780,568
Sherwin-Williams Co. (The)	4,570	3,109,154
		13,618,758

Specialty Stores–0.11%

Tractor Supply Co.	6,513	1,035,306
Ulta Beauty, Inc.(b)	3,150	1,015,340
		2,050,646

Steel–0.05%

Nucor Corp.	16,882	1,009,881

Systems Software–6.09%

Fortinet, Inc.(b)	7,533	1,271,947
Microsoft Corp.	422,747	98,237,948
NortonLifeLock, Inc.	33,094	645,664
Oracle Corp.	106,063	6,842,124
ServiceNow, Inc.(b)	10,909	5,819,515
		112,817,198

Technology Distributors–0.07%

CDW Corp.	7,995	1,254,336

Technology Hardware, Storage & Peripherals–6.20%

Apple, Inc.(e)	893,622	108,360,604
Hewlett Packard Enterprise Co.	71,963	1,047,781
HP, Inc.	76,799	2,224,867
NetApp, Inc.	12,490	781,874
Seagate Technology PLC	12,498	915,229
Western Digital Corp.	17,011	1,165,764
Xerox Holdings Corp.	9,317	237,397
		114,733,516

Tobacco–0.64%

Altria Group, Inc.	103,914	4,530,650
Philip Morris International, Inc.	87,077	7,316,210
		11,846,860

Trading Companies & Distributors–0.20%

Fastenal Co.	32,101	1,488,523
United Rentals, Inc.(b)	4,033	1,199,334
W.W. Grainger, Inc.	2,520	939,229
		3,627,086

Trucking–0.10%

J.B. Hunt Transport Services, Inc.	4,668	685,589
Old Dominion Freight Line, Inc.	5,379	1,155,248
		1,840,837

Water Utilities–0.08%

American Water Works Co., Inc.	10,135	1,437,954

Wireless Telecommunication Services–0.21%

T-Mobile US, Inc.(b)	32,618	3,913,180
Total Common Stocks & Other Equity Interests (Cost $678,663,255)		1,799,348,399

Money Market Funds–2.82%

Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(f)	18,819,505	18,819,505

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco S&P 500 Index Fund

	Shares	Value
Money Market Funds–(continued)

Invesco Liquid Assets Portfolio, Institutional Class, 0.02%(c)(f)	11,895,034	$11,899,793
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(f)	21,508,006	21,508,006
Total Money Market Funds (Cost $52,224,195)		52,227,304
TOTAL INVESTMENTS IN SECURITIES–100.02% (Cost $730,887,450)		1,851,575,703
OTHER ASSETS LESS LIABILITIES–(0.02)%		(316,899)
NET ASSETS–100.00%		$1,851,258,804

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2021	Dividend Income
Invesco Ltd.	$ 222,809	$ -	$ (14,428)	$275,779	$(11,995)	$ 472,165	$ 6,650
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	11,461,019	25,144,807	(17,786,321)	-	-	18,819,505	1,373
Invesco Liquid Assets Portfolio, Institutional Class	6,644,757	17,960,577	(12,704,515)	(3,716)	2,690	11,899,793	1,985
Invesco Treasury Portfolio, Institutional Class	13,098,307	28,736,922	(20,327,223)	-	-	21,508,006	763
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	4,268,314	(4,268,314)	-	-	-	17*
Invesco Private Prime Fund	-	5,157,989	(5,158,038)	-	49	-	137*
Total	$31,426,892	$81,268,609	$(60,258,839)	$272,063	$ (9,256)	$52,699,469	$10,925

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	Restricted security. The aggregate value of these securities at February 28, 2021 was $472,165, which represented less than 1% of the Fund’s Net Assets.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	283	March-2021	$53,900,180	$758,270	$758,270

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco S&P 500 Index Fund

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2021

Information Technology	26.57%
Health Care	12.75
Consumer Discretionary	12.05
Financials	10.92
Communication Services	10.77
Industrials	8.22
Consumer Staples	5.81
Energy	2.76
Materials	2.55
Utilities	2.44
Real Estate	2.36
Money Market Funds Plus Other Assets Less Liabilities	2.80

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco S&P 500 Index Fund

Statement of Assets and Liabilities

February 28, 2021

(Unaudited)

Assets:

Investments in securities, at value (Cost $ 678,174,523)	$1,798,876,234
Investments in affiliates, at value (Cost $ 52,712,927)	52,699,469
Receivable for:
Fund shares sold	3,191,722
Dividends	2,476,857
Investment for trustee deferred compensation and retirement plans	87,537
Other assets	59,329
Total assets	1,857,391,148

Liabilities:

Other investments:
Variation margin payable - futures contracts	267,833
Payable for:
Investments purchased	305,245
Fund shares reacquired	4,068,092
Amount due custodian	167,214
Accrued fees to affiliates	955,781
Accrued other operating expenses	261,508
Trustee deferred compensation and retirement plans	106,671
Total liabilities	6,132,344
Net assets applicable to shares outstanding	$1,851,258,804

Net assets consist of:

Shares of beneficial interest	$734,925,536
Distributable earnings	1,116,333,268
$1,851,258,804

Net Assets:

Class A	$1,274,756,989
Class C	$356,978,022
Class Y	$209,810,022
Class R6	$9,713,771

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	31,382,107
Class C	9,125,046
Class Y	5,097,990
Class R6	235,963
Class A:
Net asset value per share	$40.62
Maximum offering price per share (Net asset value of $40.62 ÷ 94.50%)	$42.98

Class C:
Net asset value and offering price per share	$39.12

Class Y:
Net asset value and offering price per share	$41.16

Class R6:
Net asset value and offering price per share	$41.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco S&P 500 Index Fund

Statement of Operations

For the six months ended February 28, 2021

(Unaudited)

Investment income:

Dividends	$14,115,834
Dividends from affiliated money market funds (includes securities lending income of $3,443)	14,214
Total investment income	14,130,048

Expenses:

Advisory fees	1,045,514
Administrative services fees	112,299
Custodian fees	9,665
Distribution fees:
Class A	1,476,577
Class C	1,497,323
Transfer agent fees – A, C and Y	1,040,109
Transfer agent fees – R6	3,982
Trustees’ and officers’ fees and benefits	24,405
Registration and filing fees	54,623
Licensing fees	158,872
Reports to shareholders	37,610
Professional services fees	26,145
Other	26,090
Total expenses	5,513,214
Less: Fees waived and/or expense offset arrangement(s)	(14,527)
Net expenses	5,498,687
Net investment income	8,631,361

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	9,453,364
Affiliated investment securities	(9,294)
Futures contracts	4,909,000
14,353,070
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	138,644,189
Affiliated investment securities	272,063
Futures contracts	(3,065,905)
135,850,347
Net realized and unrealized gain	150,203,417
Net increase in net assets resulting from operations	$158,834,778

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco S&P 500 Index Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	February 28, 2021	August 31, 2020
Operations:

Net investment income	$8,631,361	$18,394,293
Net realized gain	14,353,070	346,837
Change in net unrealized appreciation	135,850,347	278,175,054
Net increase in net assets resulting from operations	158,834,778	296,916,184

Distributions to shareholders from distributable earnings:

Class A	(15,460,691)	(19,509,130)
Class C	(2,399,876)	(3,981,278)
Class Y	(2,976,747)	(4,310,430)
Class R6	(135,315)	(135,802)
Total distributions from distributable earnings	(20,972,629)	(27,936,640)

Share transactions-net:

Class A	34,398,405	58,514,151
Class C	(25,108,474)	2,402,675
Class Y	(8,749,256)	(6,537,945)
Class R6	973,526	1,080,892
Net increase in net assets resulting from share transactions	1,514,201	55,459,773
Net increase in net assets	139,376,350	324,439,317

Net assets:

Beginning of period	1,711,882,454	1,387,443,137
End of period	$1,851,258,804	$1,711,882,454

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco S&P 500 Index Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/21	$37.59	$0.21	$3.32	$3.53	$(0.43)	$(0.07)	$(0.50)	$40.62	9.45%		$1,274,757	0.54	%(d)	0.54	%(d)	1.08	%(d)	3%
Year ended 08/31/20	31.59	0.45	6.21	6.66	(0.45)	(0.21)	(0.66)	37.59	21.33	(e)	1,147,062	0.54	(e)	0.54	(e)	1.36	(e)	2
Year ended 08/31/19	31.63	0.45	0.20	0.65	(0.42)	(0.27)	(0.69)	31.59	2.36	(e)	906,581	0.55	(e)	0.55	(e)	1.47	(e)	3
Year ended 08/31/18	26.93	0.38	4.69	5.07	(0.37)	–	(0.37)	31.63	18.96		805,009	0.57		0.57		1.30		4
Year ended 08/31/17	23.60	0.38	3.26	3.64	(0.31)	–	(0.31)	26.93	15.55		661,887	0.58		0.58		1.52		4
Year ended 08/31/16	21.42	0.36	2.16	2.52	(0.34)	–	(0.34)	23.60	11.89		600,869	0.59		0.59		1.62		6
Class C
Six months ended 02/28/21	36.09	0.09	3.19	3.28	(0.18)	(0.07)	(0.25)	39.12	9.12	(f)	356,978	1.14	(d)(f)	1.14	(d)(f)	0.48	(d)(f)	3
Year ended 08/31/20	30.36	0.19	5.96	6.15	(0.21)	(0.21)	(0.42)	36.09	20.41		353,371	1.30		1.30		0.60		2
Year ended 08/31/19	30.43	0.21	0.21	0.42	(0.22)	(0.27)	(0.49)	30.36	1.60		294,011	1.31		1.31		0.71		3
Year ended 08/31/18	25.95	0.17	4.51	4.68	(0.20)	–	(0.20)	30.43	18.11	(f)	345,823	1.29	(f)	1.29	(f)	0.58	(f)	4
Year ended 08/31/17	22.77	0.19	3.14	3.33	(0.15)	–	(0.15)	25.95	14.71	(f)	274,100	1.31	(f)	1.31	(f)	0.79	(f)	4
Year ended 08/31/16	20.70	0.19	2.08	2.27	(0.20)	–	(0.20)	22.77	11.05	(f)	222,221	1.32	(f)	1.32	(f)	0.89	(f)	6
Class Y
Six months ended 02/28/21	38.11	0.26	3.38	3.64	(0.52)	(0.07)	(0.59)	41.16	9.60		209,810	0.29	(d)	0.29	(d)	1.33	(d)	3
Year ended 08/31/20	32.01	0.53	6.30	6.83	(0.52)	(0.21)	(0.73)	38.11	21.62		203,430	0.30		0.30		1.60		2
Year ended 08/31/19	32.04	0.53	0.20	0.73	(0.49)	(0.27)	(0.76)	32.01	2.62		181,204	0.31		0.31		1.71		3
Year ended 08/31/18	27.26	0.46	4.75	5.21	(0.43)	–	(0.43)	32.04	19.29		152,974	0.32		0.32		1.55		4
Year ended 08/31/17	23.88	0.45	3.29	3.74	(0.36)	–	(0.36)	27.26	15.83		143,171	0.33		0.33		1.77		4
Year ended 08/31/16	21.67	0.42	2.18	2.60	(0.39)	–	(0.39)	23.88	12.15		87,687	0.34		0.34		1.87		6
Class R6
Six months ended 02/28/21	38.13	0.26	3.38	3.64	(0.53)	(0.07)	(0.60)	41.17	9.61		9,714	0.26	(d)	0.26	(d)	1.36	(d)	3
Year ended 08/31/20	32.02	0.55	6.31	6.86	(0.54)	(0.21)	(0.75)	38.13	21.70		8,020	0.24		0.24		1.66		2
Year ended 08/31/19	32.05	0.54	0.20	0.74	(0.50)	(0.27)	(0.77)	32.02	2.65		5,646	0.26		0.26		1.76		3
Year ended 08/31/18	27.28	0.48	4.75	5.23	(0.46)	–	(0.46)	32.05	19.33		4,186	0.29		0.29		1.58		4
Period ended 08/31/17(g)	25.85	0.20	1.23	1.43	–	–	–	27.28	5.53		284	0.26	(h)	0.26	(h)	1.84	(h)	4

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,193,549, $353,726, $200,746 and $8,942 for Class A, Class C, Class Y and Class R6 shares, respectively.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the years ended August 31, 2020 and 2019, respectively.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.85%, 0.97%, 0.98% and 0.98% for the six months ended February 28, 2021 and the years ended August 31, 2018, August 31, 2017 and August 31, 2016, respectively.

(g)	Commencement date of April 04, 2017.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco S&P 500 Index Fund

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco S&P 500 Index Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

17	Invesco S&P 500 Index Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures

18	Invesco S&P 500 Index Fund

contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.120%
Over $2 billion	0.100%

For the six months ended February 28, 2021, the effective advisory fee rate incurred by the Fund was 0.12%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2021, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 2.00%, 2.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2021, the Adviser waived advisory fees of $12,877.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A – up to 0.25% of the average daily net assets of Class A shares; and (2) Class C – up to 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly.

For the six months ended February 28, 2021, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2021, IDI advised the Fund that IDI retained $124,386 in front-end sales commissions from the sale of Class A shares and $751 and $22,971 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

19	Invesco S&P 500 Index Fund

The following is a summary of the tiered valuation input levels, as of February 28, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,799,348,399	$–	$–	$1,799,348,399
Money Market Funds	52,227,304	–	–	52,227,304
Total Investments in Securities	1,851,575,703	–	–	1,851,575,703

Other Investments—Assets*
Futures Contracts	758,270	–	–	758,270
Total Investments	$1,852,333,973	$–	$–	$1,852,333,973

*	Unrealized appreciation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2021:

Value
Derivative Assets	Equity Risk
Unrealized appreciation on futures contracts – Exchange-Traded(a)	$758,270
Derivatives not subject to master netting agreements	(758,270)
Total Derivative Assets subject to master netting agreements	$-

(a)	The daily variation margin receivable at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Futures contracts	$4,909,000
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(3,065,905)
Total	$1,843,095

The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts
Average notional value	$31,849,869

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,650.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

20	Invesco S&P 500 Index Fund

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2020.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2021 was $44,047,892 and $72,935,971, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,118,782,213
Aggregate unrealized (depreciation) of investments	(20,141,764)
Net unrealized appreciation of investments	$1,098,640,449

Cost of investments for tax purposes is $753,693,524.

NOTE 10–Share Information

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:

Class A	2,700,574	$104,726,857	7,110,271	$227,022,278

Class C	746,225	27,677,412	3,453,711	105,225,035

Class Y	670,889	26,421,504	2,834,399	91,865,482
Class R6	68,418	2,642,280	107,578	3,504,077

Issued as reinvestment of dividends:

Class A	348,317	13,688,868	515,346	17,362,011

Class C	56,357	2,135,377	109,173	3,550,313

Class Y	61,921	2,464,442	101,388	3,457,323
Class R6	3,297	131,244	3,891	132,670

Automatic conversion of Class C shares to Class A shares:

Class A	524,536	20,657,427	756,105	24,756,332
Class C	(545,045)	(20,657,427)	(786,554)	(24,756,332)

Reacquired:

Class A	(2,705,704)	(104,674,747)	(6,563,671)	(210,626,470)

Class C	(923,752)	(34,263,836)	(2,668,388)	(81,616,341)

Class Y	(972,588)	(37,635,202)	(3,258,586)	(101,860,750)
Class R6	(46,073)	(1,799,998)	(77,455)	(2,555,855)
Net increase (decrease) in share activity	(12,628)	$ 1,514,201	1,637,208	$ 55,459,773

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its

21	Invesco S&P 500 Index Fund

investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

22	Invesco S&P 500 Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,094.50	$2.80	$1,022.12	$2.71	0.54%
Class C	1,000.00	1,091.20	5.91	1,019.14	5.71	1.14
Class Y	1,000.00	1,096.00	1.51	1,023.36	1.45	0.29
Class R6	1,000.00	1,096.10	1.35	1,023.51	1.30	0.26

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

23	Invesco S&P 500 Index Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	MS-SPI-SAR-1

Semiannual Report to Shareholders	February 28, 2021

Invesco Senior Floating Rate Fund
Nasdaq:
A: OOSAX ∎ C: OOSCX ∎ R: OOSNX ∎ Y: OOSYX ∎ R5: SFRRX ∎ R6: OOSIX

2	Fund Performance
4	Schedule of Investments
22	Financial Statements
25	Financial Highlights
26	Notes to Financial Statements
35	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/20 to 2/28/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.06%
Class C Shares	6.65
Class R Shares	6.93
Class Y Shares	7.19
Class R5 Shares	7.17
Class R6 Shares	7.10
Custom Invesco Senior Floating Rate Index▼	6.34
JP Morgan Leveraged Loan Index∎	6.34

Source(s): ▼Invesco, Bloomberg L.P.; ∎Bloomberg L.P.

The Custom Invesco Senior Floating Rate Index is composed of the Credit Suisse leveraged Loan Index through September 30, 2014, and the JP Morgan Leveraged Loan Index from October 1, 2014 to present. The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, noninvestment-grade loans. The JP Morgan Leveraged Loan Index tracks the performance of US dollar-denominated senior float-ing rate bank loans.

    The JP Morgan Leveraged Loan Index tracks the performance of US dollar-denominated senior floating rate bank loans.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their in- sights about market and economic news and trends.

2	Invesco Senior Floating Rate Fund

Average Annual Total Returns
As of 2/28/21, including maximum applicable sales charges

Class A Shares
Inception (9/8/99)	3.94%
10 Years	2.43
5 Years	2.67
1 Year	-2.54

Class C Shares
Inception (9/8/99)	3.91%
10 Years	2.23
5 Years	2.62
1 Year	-1.00

Class R Shares
Inception (10/26/12)	2.19%
5 Years	3.13
1 Year	0.46

Class Y Shares
Inception (11/28/05)	3.74%
10 Years	3.04
5 Years	3.64
1 Year	0.95

Class R5 Shares
10 Years	2.83%
5 Years	3.48
1 Year	1.00

Class R6 Shares
Inception (10/26/12)	2.79%
5 Years	3.71
1 Year	0.93

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Senior Floating Rate Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the In-vesco Oppenheimer Senior Floating Rate Fund. The Fund was subsequently renamed the Invesco Senior Floating Rate Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on

Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 3.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Senior Floating Rate Fund

Schedule of Investments

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–89.53%(b)(c)
Aerospace & Defense–4.77%
Atlantic Aviation FBO, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	3.87%	12/06/2025		$8,732	$ 8,770,421
CEP IV Investment 16 S.a.r.L (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	10/03/2024	EUR	12,092	13,741,551
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.75%	04/08/2026		15,998	15,531,155
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.75%	04/08/2026		8,595	8,343,546
Greenrock Finance, Inc. (Luxembourg)
First Lien Term Loan(d)	-	06/28/2024	GBP	1,000	1,377,095
Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	06/28/2024		5,676	5,630,636
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.87%	10/04/2024		20,361	20,208,492
PAE Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/13/2027		5,369	5,411,750
Peraton Corp.
Delayed Draw Term Loan(e)	0.00%	02/01/2028		17,433	17,432,877
Second Lien Term Loan(d)	-	02/01/2029		6,855	6,752,030
Term Loan B(d)	-	02/01/2028		9,856	9,905,569
Spirit Aerosystems, Inc., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	01/15/2025		7,333	7,406,303
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.36%	05/30/2025		19,866	19,644,628
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.36%	12/09/2025		15,587	15,407,340
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.36%	08/22/2024		12,888	12,758,022
					168,321,415

Air Transport–3.79%
Avolon TLB Borrower 1 (US) LLC
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	2.50%	01/15/2025		311	310,820
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		19,969	19,827,151
Term Loan B-5 (1 mo. USD LIBOR + 2.50%)	3.25%	12/01/2027		5,713	5,733,631
Delta Air Lines, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	05/01/2023		34,945	35,283,647
eTraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR	2,000	2,288,682
JetBlue Airways Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.25%	07/01/2024		6,125	6,318,521
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		21,463	22,965,576
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027		25,167	26,684,758
United Airlines, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.87%	04/01/2024		6,836	6,693,937
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		7,639	7,428,818
					133,535,541

Automotive–4.33%
Belron Finance US LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	2.46%	10/30/2026		288	288,038
Ford Motor Co., Delayed Draw Term Loan (3 mo. USD LIBOR + 1.25%)	1.87%	12/31/2022		18,316	17,857,833
Garrett Borrowing LLC
DIP Term Loan (1 mo. USD LIBOR + 4.50%)(f)(g)	5.50%	03/31/2021		10,065	10,090,113
Term Loan A(d)(f)	-	09/27/2023	EUR	4,783	5,757,013
Term Loan B(d)(f)	-	09/27/2025	EUR	524	631,186
Term Loan B(d)(f)	-	09/27/2025		15,341	15,302,462
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.13%	03/03/2025		8,279	8,193,393
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		10,501	10,553,261
Les Schwab Tire Centers, Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/26/2027		13,628	13,696,600
Mavis Tire Express Services Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	03/20/2025		4,722	4,748,390
Navistar, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	3.62%	11/06/2024		16,568	16,616,111
Panther BF Aggregator 2 L.P. (Canada), Term Loan (3 mo. USD LIBOR + 3.50%)	3.61%	04/30/2026		5,229	5,246,723
Project Boost Purchaser LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	3.61%	06/01/2026		2,763	2,761,301
Term Loan C (1 mo. USD LIBOR + 4.25%)	5.00%	06/01/2026		1,763	1,779,401
Superior Industries International, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	4.11%	05/22/2024		2,957	2,951,728

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Automotive–(continued)
Tenneco, Inc., Term Loan B (3 mo. USD LIBOR + 3.00%)	3.11%	10/01/2025		$16,541	$ 16,260,047
TI Group Automotive Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.00%	12/31/2024		187	187,369
Truck Hero, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/20/2028		4,520	4,532,136
Visteon Corp., Term Loan (3 mo. USD LIBOR + 1.75%)	1.94%	03/25/2024		2,197	2,189,559
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	3.11%	02/05/2026		809	804,622
Winter Park Intermediate, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	11/06/2027		12,176	12,179,803
					152,627,089

Beverage & Tobacco–0.41%
AI Aqua Merger Sub, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	12/13/2023		11,932	11,932,469
First Lien Incremental Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	12/13/2023		496	499,197
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024		2,106	1,988,885
					14,420,551

Building & Development–1.65%
ACProducts, Inc., First Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	08/18/2025		6,738	6,912,606
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.12%	01/15/2027		188	187,644
Apcoa Parking Holdings GmbH (Germany), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/20/2024	EUR	3,467	3,980,856
Brookfield Retail Holdings VII Sub 3 LLC
Term Loan A-2 (3 mo. USD LIBOR + 3.00%)	3.11%	08/28/2023		143	140,882
Term Loan B (3 mo. USD LIBOR + 2.50%)	2.61%	08/27/2025		11,814	11,538,759
DiversiTech Holdings, Inc., Term Loan B-1(d)	-	06/03/2024		2,230	2,240,454
LBM Holdings LLC
Delayed Draw Term Loan(e)	0.00%	12/08/2027		860	859,855
Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/08/2027		3,856	3,869,346
Quikrete Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	2.61%	02/01/2027		13,969	13,958,775
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	07/24/2024		6,153	6,156,744
White Cap Buyer LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	10/31/2027		8,275	8,319,699
					58,165,620

Business Equipment & Services–8.15%
Adevinta ASA (Norway), Term Loan B (d)	-	10/22/2027		2,391	2,411,267
AutoScout24 (Speedster Bidco GmbH) (Germany), Second Lien Term Loan(d)	-	02/14/2028	EUR	1,000	1,213,229
Blackhawk Network Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	3.11%	06/15/2025		5	5,048
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/22/2024		3,335	3,347,802
Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.00%)	3.11%	10/30/2026		5,030	5,033,313
Cast & Crew Payroll LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.86%	02/09/2026		3,408	3,384,316
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	03/01/2024		8,126	8,144,042
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate (Acquired 02/15/2019-12/30/2020; Cost $16,142,390)(h)(i)	2.00%	08/15/2023		18,123	6,479,028
Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019-11/12/2020; Cost $18,993,908)(i)	8.50%	02/15/2023		20,053	17,446,171
Ciox, Term Loan (1 mo. USD LIBOR + 5.00%)	6.00%	12/16/2025		6,476	6,516,647
Constant Contact, Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(g)	7.62%	02/15/2029		5,163	5,072,660
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%) (Acquired 07/26/2019-01/06/2021; Cost $7,292,792)(i)(j)	11.00%	07/26/2023		7,297	7,169,082
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027		19,801	19,946,198
Second Lien Term Loan B (1 mo. USD LIBOR + 8.00%)(g)	9.00%	03/06/2028		6,580	6,727,550
Garda World Security Corp. (Canada), Term Loan (1 mo. USD LIBOR + 4.75%)	4.99%	10/30/2026		1,425	1,430,828
GI Revelation Acquisition LLC, First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	5.11%	04/16/2025		7,439	7,420,641
GlobalLogic Holdings, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	4.50%	09/14/2027		5,160	5,204,721
Hillman Group, Inc. (The)
Delayed Draw Term Loan(d)	-	02/23/2028		562	565,094
Delayed Draw Term Loan(e)	0.00%	02/23/2028		569	569,255
Term Loan B-1(d)	-	02/23/2028		5,159	5,162,847
Term Loan B-2(d)	-	02/23/2028		423	423,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Business Equipment & Services–(continued)
I-Logic Technologies Bidco Ltd. (United Kingdom)
First Lien Term Loan B(d)	-	10/31/2027	EUR	969	$ 1,177,600
First Lien Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	02/04/2028		$4,093	4,121,360
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B(d)	-	06/23/2024	GBP	7,249	9,544,056
iQor US, Inc.
Term Loan (1 mo. USD LIBOR + 7.50%)(j)	8.50%	11/20/2024		12,079	12,199,944
Term Loan (1 mo. USD LIBOR + 7.50%)(j)	8.50%	11/20/2025		15,708	15,105,713
KAR Auction Services, Inc., Term Loan B-6 (1 mo. USD LIBOR + 2.25%)	2.38%	09/15/2026		5,957	5,882,517
Karman Buyer Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	10/31/2027		8,889	8,958,244
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.86%	02/05/2027		313	315,101
Monitronics International, Inc., First Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		33,694	31,996,948
NielsenIQ, Inc., Term Loan B(d)	-	02/05/2028		8,121	8,148,425
OCM System One Buyer CTB LLC, Term Loan B(d)(g)	-	02/28/2028		4,194	4,214,647
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.86%	11/18/2026		3,133	3,122,514
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.50%	09/23/2026		4,681	4,692,068
Solera LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	2.86%	03/03/2023		5,604	5,604,366
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	11/14/2022		27,923	27,940,098
Tech Data Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	3.61%	06/30/2025		1,984	1,999,895
Ventia Deco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	05/21/2026		18,735	18,817,191
Verra Mobility Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.36%	02/28/2025		4,308	4,316,444
Virtusa Corp., Term Loan B(d)	-	12/09/2027		3,821	3,851,229
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		1,403	1,403,155
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		217	217,413
					287,302,487

Cable & Satellite Television–5.53%
Altice Financing S.A. (Luxembourg)
Term Loan (3 mo. USD LIBOR + 2.75%)	2.86%	07/15/2025		29,442	29,231,211
Term Loan (3 mo. USD LIBOR + 2.75%)	2.86%	01/31/2026		16,308	16,176,719
Atlantic Broadband Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	2.11%	01/03/2025		2,939	2,933,465
CSC Holdings LLC
Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	2.36%	01/15/2026		5,335	5,316,804
Term Loan (3 mo. USD LIBOR + 2.25%)	2.36%	07/17/2025		23,534	23,466,267
Term Loan (1 mo. USD LIBOR + 2.50%)	2.61%	04/15/2027		1,646	1,644,488
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	4.20%	08/14/2026		19,940	19,990,036
Term Loan B-11 (3 mo. USD LIBOR + 2.75%)	2.86%	07/31/2025		5,610	5,557,486
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	3.80%	01/31/2026		25,500	25,528,334
Telenet Financing USD LLC, Term Loan AR (6 mo. USD LIBOR + 2.00%)	2.11%	04/15/2028		1,144	1,139,329
UPC Financing Partnership
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.61%	01/31/2029		8,262	8,288,404
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.61%	01/31/2029		8,262	8,288,405
Virgin Media Bristol LLC (United Kingdom)
Term Loan(d)	-	01/15/2029		13,092	13,126,268
Term Loan N (1 mo. USD LIBOR + 2.50%)	2.61%	01/31/2028		22,662	22,645,265
WideOpenWest Finance LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	08/18/2023		2,937	2,944,694
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.61%	04/15/2028		8,715	8,679,058
					194,956,233

Chemicals & Plastics–4.11%
Aruba Investments, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	11/24/2027		4,277	4,329,982
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028		5,672	5,738,497
Ascend Performance Materials Operations LLC, Term Loan	5.50%	08/27/2026		118	119,408
BCPE Max Dutch Bidco B.V. (Netherlands), Term Loan B(d)	-	10/31/2025	EUR	774	934,003
Charter NEX US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/01/2027		4,951	4,999,372

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Chemicals & Plastics–(continued)
Colouroz Investment LLC (Germany)
First Lien Term Loan B-5
(Acquired 11/20/2020; Cost $280,917)(d)(i)	-	09/21/2023	EUR	255	$ 301,551
First Lien Term Loan B-6
(Acquired 11/20/2020; Cost $46,156)(d)(i)	-	09/21/2023	EUR	42	49,546
First Lien Term Loan B-7
(Acquired 11/20/2020; Cost $78,577)(d)(i)	-	09/21/2023	EUR	71	84,349
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(h)	5.25%	09/21/2023		$10,915	10,623,315
PIK First Lien Term Loan B-4, 0.75% PIK Rate, 5.00% Cash Rate
(Acquired 11/20/2020; Cost $244,234)(h)(i)	5.00%	09/21/2023	EUR	222	262,173
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(h)	5.25%	09/21/2023		1,330	1,294,319
PIK First Lien Term Loan, 0.75% PIK Rate, 5.00% Cash Rate
(Acquired 08/19/2020-11/20/2020; Cost $4,907,042)(h)(i)	5.00%	09/21/2023	EUR	4,594	5,423,991
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate(h)	5.25%	09/05/2022		136	116,461
Term Loan B-3(d)	-	09/21/2023	EUR	153	180,692
Emerald Performance Materials LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	08/11/2025		1,854	1,865,438
Encapsys LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.25%	11/07/2024		50	50,285
Ferro Corp.
Term Loan B-1 (3 mo. USD LIBOR + 2.25%)	2.50%	02/14/2024		144	143,777
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	2.50%	02/14/2024		637	637,031
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	2.50%	02/14/2024		623	623,472
Fusion, Term Loan(d)(g)	-	01/07/2026		5,631	5,574,567
Gemini HDPE LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	12/11/2027		13,260	13,247,935
H.B. Fuller Co., Term Loan (3 mo. USD LIBOR + 2.00%)	2.11%	10/20/2024		364	364,748
Hexion International Holdings B.V. (Netherlands), Term Loan B (3 mo. USD LIBOR + 3.50%)	3.74%	07/01/2026		244	243,197
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/14/2028		4,350	4,361,331
Second Lien Term Loan(d)	-	01/14/2029		928	940,590
Ineos Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	01/21/2026		12,481	12,552,802
Ineos US Finance LLC, Term Loan (3 mo. USD LIBOR + 2.00%)	2.11%	03/31/2024		9,404	9,367,162
Invictus US NewCo LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	3.11%	03/28/2025		6,749	6,746,562
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.86%	03/30/2026		2,360	2,342,882
Lummus Technology, Term Loan (1 mo. USD LIBOR + 4.00%)	3.61%	06/30/2027		8,877	8,910,933
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.75%	03/02/2026		7,737	7,746,392
Oxea Corp., Term Loan B-2 (3 mo. USD LIBOR + 3.50%)	3.63%	10/14/2024		5,865	5,851,979
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(g)	4.75%	11/19/2027		2,919	2,936,748
PQ Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	02/07/2027		6,334	6,369,527
Proampac PG Borrower LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	11/03/2025		6,540	6,566,517
Starfruit US Holdco LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	3.11%	10/01/2025		13,157	13,141,513
					145,043,047

Clothing & Textiles–0.58%
ABG Intermediate Holdings 2 LLC, Incremental Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	09/29/2024		1,122	1,132,972
Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	01/20/2028		1,912	1,916,977
Mascot Bidco Oy (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR	1,427	1,705,082
Tumi, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025		15,677	15,863,669
					20,618,700

Conglomerates–0.19%
Safe Fleet Holdings LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025		6,700	6,609,772

Containers & Glass Products–2.36%
Berlin Packaging LLC
Term Loan (3 mo. USD LIBOR + 3.00%)	3.13%	11/07/2025		11,896	11,835,669
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.26%	11/07/2025		455	452,618
Consolidated Container Co. LLC, Term Loan B(d)	-	01/29/2028		6,474	6,473,805

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Containers & Glass Products–(continued)
Duran Group (Germany)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	4.25%	03/29/2024	EUR	3,121	$ 3,642,791
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	4.25%	12/20/2024	EUR	879	1,026,560
Fort Dearborn Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023		$9,102	9,096,398
Graham Packaging Co., Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	3.75%	07/29/2027		2,760	2,769,452
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023		14,065	13,015,777
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	15,957	19,065,640
Term Loan B-3(d)	-	10/31/2023	EUR	1,290	1,540,788
Klockner Pentaplast of America, Inc.
Term Loan B(d)	-	03/01/2026	EUR	1,973	2,374,887
Term Loan B(d)	-	03/01/2026		2,007	2,015,015
Libbey Glass, Inc., Term Loan
(Acquired 11/13/2020; Cost $3,704,294)(d)(i)	-	11/12/2025		4,099	4,062,786
Pretium PKG Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/14/2027		3,994	4,017,592
Trident TPI Holdings, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.00%	10/17/2024		1,827	1,828,234
					83,218,012

Cosmetics & Toiletries–1.16%
Alphabet Holding Co., Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	7.86%	09/26/2025		5,763	5,795,332
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	2.37%	04/05/2025		23,306	22,612,764
Domtar Personal Care, Term Loan B(d)(g)	-	03/01/2028		5,291	5,310,798
KDC/One (Canada), Term Loan(d)	-	12/22/2025	EUR	446	539,740
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.11%	06/30/2024		6,842	6,829,439
					41,088,073

Drugs–0.46%
Bausch Health Americas, Inc. (Canada)
First Lien Incremental Term Loan (3 mo. USD LIBOR + 2.75%)	2.86%	11/27/2025		151	151,025
Term Loan (3 mo. USD LIBOR + 3.00%)	3.11%	06/02/2025		2,063	2,068,513
Endo LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	04/29/2024		9,793	9,755,886
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.09%	11/15/2027		2,649	2,646,063
Pharmaceutical Product Development, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	2.75%	01/06/2028		1,764	1,772,672
					16,394,159

Ecological Services & Equipment–0.41%
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	3.50%	05/30/2025		4,273	4,297,776
OGF (France), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	04/11/2023	EUR	3,838	4,565,391
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(g)	9.25%	11/02/2028		5,576	5,784,769
					14,647,936

Electronics & Electrical–9.68%
Barracuda Networks, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/30/2028		783	800,416
Boxer Parent Co., Inc., Term Loan B(d)	-	10/02/2025	EUR	1,157	1,395,894
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.11%	04/18/2025		1,772	1,782,750
Cambium Learning Group, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.75%	12/18/2025		4,191	4,205,318
CDK International (Concorde Lux) (Luxembourg), Term Loan B(d)	-	02/19/2028	EUR	1,004	1,216,313
Clodera, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)(g)	3.25%	12/20/2027		3,310	3,326,296
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	01/01/2028		4,784	4,815,344
CommScope, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	3.36%	04/06/2026		1,422	1,423,243
Cornerstone OnDemand, Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	4.36%	04/22/2027		3,723	3,747,890
Dell International LLC, Term Loan B-1(d)	-	09/19/2025		640	642,248
Delta Topco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027		13,933	14,022,345
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	12/01/2028		2,537	2,605,204
Diebold Nixdorf, Inc., Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR	1,680	2,010,411
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	02/04/2028		146	146,820
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.11%	05/06/2026		2,951	2,943,711
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024		15,830	15,702,613

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Electronics & Electrical–(continued)
Forcepoint, Term Loan B (1 mo. USD LIBOR + 4.50%)	4.71%	02/01/2028		$4,432	$ 4,438,059
Fusion Connect, Inc., Term Loan (3 mo. USD LIBOR + 9.50%)	11.50%	01/14/2025		2,072	2,092,447
Hyland Software, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	07/01/2024		3,830	3,849,318
Imperva, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	01/10/2026		4,058	4,078,317
Infinite Electronics
Second Lien Term Loan(d)	-	02/24/2029		1,431	1,438,345
Term Loan B(d)	-	02/24/2028		3,723	3,732,562
Internap Corp., PIK Term Loan, 5.50% PIK Rate, 2.00% Cash Rate(g)(h)	4.00%	05/08/2025		11,277	5,694,920
ION Corp., Term Loan (1 mo. USD LIBOR + 4.25%)	4.52%	10/02/2025		3,253	3,267,284
Liftoff Mobile, Inc., Term Loan B(d)	-	02/17/2028		3,461	3,460,864
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.87%	08/28/2027		24,164	24,191,905
Marcel Bidco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(g)	4.75%	12/31/2027		3,020	3,038,847
Mavenir Systems, Inc., Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	05/08/2025		8,671	8,692,619
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024		8,725	8,765,673
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	4.27%	03/06/2026		3,108	3,121,591
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	6.00%	04/29/2026		11,096	10,589,876
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.72%	08/28/2026		7,886	7,843,178
Neustar, Inc., Term Loan B-4 (3 mo. USD LIBOR + 3.50%)	4.50%	08/08/2024		18,011	17,412,693
Optiv, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		19,296	18,482,458
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	01/02/2025		8,288	7,956,691
Project Leopard Holdings, Inc., Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/07/2023		8,440	8,489,930
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.46%	05/16/2025		26,178	26,282,906
RealPage, Inc., Term Loan B(d)	-	02/15/2028		12,077	12,105,525
Renaissance Holding Corp., Second Lien Term Loan(d)	-	05/29/2026		1,276	1,276,825
Resideo Funding, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.75%	02/08/2028		2,322	2,321,736
Riverbed Technology, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	12/31/2025		21,294	20,748,396
PIK Second Lien Term Loan, 4.50% PIK Rate, 7.50% Cash Rate(h)	4.50%	12/31/2026		7,900	6,430,952
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		830	815,790
Sandvine Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.61%	10/31/2025		5,470	5,401,381
SkillSoft Corp., Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	04/27/2025		11,311	11,307,156
SmartBear (AQA Acquisition Holdings, Inc), Term Loan B(d)(g)	-	12/01/2027		3,444	3,457,438
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	3.73%	03/05/2027		133	132,251
SS&C Technologies, Inc., Term Loan B-5 (3 mo. USD LIBOR + 1.75%)	1.86%	04/16/2025		199	198,514
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.86%	05/04/2026		9,013	9,065,206
Incremental Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	05/01/2026		2,804	2,825,906
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	05/10/2027		535	555,199
Veritas US, Inc.
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	6.50%	08/13/2025	EUR	796	969,667
Term Loan B-1 (1 mo. USD LIBOR + 5.50%)	6.50%	08/13/2025		11,921	11,999,544
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)(g)	5.75%	02/18/2027		8,318	8,401,507
Weld North Education LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/17/2027		4,461	4,473,849
Xperi Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.11%	06/02/2025		1,196	1,207,002

					341,401,143

Financial Intermediaries–1.27%
Alter Domus (Participations S.a.r.l.) (Luxembourg)
Term Loan B(d)	-	02/28/2028	EUR	1,008	1,220,744
Term Loan B(d)	-	02/28/2028		2,355	2,364,270
Citadel Advisors Holdings L.P., Term Loan B(d)	-	02/15/2028		1,656	1,649,672
Everi Payments, Inc.
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.50%	05/09/2024		20,299	20,269,522
Term Loan B (1 mo. USD LIBOR + 10.50%)(g)	11.50%	05/09/2024		851	898,331
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	06/30/2023		4,473	4,482,600
Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025		1,272	1,274,893
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	4.94%	02/10/2027		4,221	4,241,636
TMF Group Holdco B.V. (Netherlands), Incremental Second Lien Term Loan (3 mo. EURIBOR + 6.88%)	6.88%	06/08/2026	EUR	1,156	1,382,035

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Financial Intermediaries–(continued)
Washington Prime Group L.P.
Revolver Loan(e)	0.00%	12/30/2021		$5,806	$ 5,370,219
Term Loan(d)	-	12/30/2022		1,626	1,503,661
					44,657,583

Food Products–0.85%
Biscuit International S.A.S. (France), First Lien Term Loan (d)	-	02/07/2027	EUR	1,000	1,196,428
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025		1,379	1,391,773
Term Loan (3 mo. USD LIBOR + 3.69%)	3.80%	05/23/2025		20,984	20,915,194
JBS USA Lux S.A., Term Loan (1 mo. USD LIBOR + 2.00%)	2.11%	05/01/2026		3,140	3,139,252
Shearer’s Foods LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	09/15/2027		3,264	3,284,634
					29,927,281

Food Service–1.67%
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	4.25%	02/06/2025		1,149	1,147,994
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.25%	02/06/2025		661	659,956
Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.77%	02/07/2025	GBP	1,368	1,892,598
Financiere Pax SAS, Term Loan B(d)	-	07/01/2026	EUR	15,284	17,058,257
IRB Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/01/2027		6,766	6,801,296
Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	02/05/2025		3,682	3,707,374
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.86%	11/19/2026		13,617	13,505,468
US Foods, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	1.86%	06/27/2023		4,883	4,851,056
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	5.50%	11/29/2024		9,335	9,367,359
					58,991,358

Forest Products–0.08%
Royal Oak Enterprises LLC, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/10/2027		2,844	2,860,793

Health Care–2.98%
AI Sirona (Luxembourg) Acquisition S.a.r.l. (Luxembourg), Term Loan B (d)	-	07/10/2025	EUR	353	427,212
athenahealth, Inc.
First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.70%	02/11/2026		10,195	10,284,250
Term Loan B (1 mo. USD LIBOR + 4.25%)	4.45%	02/11/2026		1,669	1,682,827
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 4.25%)(g)	5.00%	12/02/2027		5,143	5,117,389
Dentalcorp Perfect Smile ULC (Canada), First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	06/06/2025		244	243,153
Domus Vi (France), Term Loan(d)	-	10/31/2026	EUR	707	857,906
Elanco Animal Health, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.87%	07/30/2027		8,057	8,050,961
Explorer Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027		3,035	3,054,064
Incremental Term Loan(d)	-	02/04/2027		3,408	3,429,331
EyeCare Partners LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	3.86%	02/05/2027		701	691,943
Gainwell Holding Corp.
Term Loan B(d)	-	10/01/2027		7,950	7,940,233
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027		8,486	8,478,498
Global Medical Response, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/02/2025		10,086	10,114,796
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	3.86%	08/06/2026		2,617	2,623,333
IQVIA, Inc.
Incremental Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	2.00%	06/11/2025		96	96,014
Term Loan B-1 (3 mo. USD LIBOR + 1.75%)	1.86%	03/07/2024		2,784	2,786,534
IWH UK Midco Ltd. (United Kingdom), Term Loan B(d)	-	01/31/2025	EUR	3,000	3,485,055
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR	963	1,171,682
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR	556	676,814
Precision Medicine Group LLC, Delay Draw Term Loan(e)	0.00%	11/18/2027		1,041	1,040,532
Prophylaxis B.V. (Netherlands)
PIK Term Loan B, 9.75% PIK Rate, 0.50% Cash Rate(g)(h)	0.50%	06/30/2025	EUR	1,017	1,240,324
Term Loan A(d)(g)	-	06/30/2025	EUR	2,646	3,172,105

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Health Care–(continued)
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/08/2027		$9,394	$ 9,473,141
Unified Womens Healthcare, L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	12/17/2027		6,070	6,115,185
Verscend Holding Corp.
Term Loan B (3 mo. USD LIBOR + 4.50%)	4.61%	08/27/2025		665	669,285
Term Loan B-1(d)	-	08/07/2025		2,799	2,818,992
Waystar, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)(g)	4.75%	10/20/2026		4,392	4,414,280
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	01/15/2028		3,476	3,487,014
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	01/15/2029		1,491	1,490,629
WP CityMD Bidco LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	08/13/2026		57	57,280
					105,190,762

Home Furnishings–1.31%
Hayward Industries, Inc., First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	08/04/2026		692	694,330
Mattress Holding Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	11/24/2027		9,029	9,203,688
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		6,133	6,223,196
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		14,550	13,761,403
SIWF Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.36%	06/15/2025		3,070	3,066,490
TGP Holdings III LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	09/25/2024		9,089	9,123,447
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	10/20/2027		3,980	4,002,350
					46,074,904

Industrial Equipment–2.50%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027		3,246	3,262,587
CIRCOR International, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024		1,749	1,736,225
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	12/16/2027		4,434	4,445,541
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/19/2024		852	853,748
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/19/2024		3,684	3,688,311
Filtration Group Corp., Term Loan A (1 mo. USD LIBOR + 3.75%)	4.50%	03/29/2025		888	893,578
Gardner Denver, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.86%	03/01/2027		474	473,260
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.86%	03/31/2027		618	617,776
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.86%	03/01/2027		566	565,675
Kantar (United Kingdom)
Revolver Loan(d)(g)	-	06/04/2026		332	302,635
Revolver Loan(e)(g)	0.00%	06/04/2026		10,024	9,121,862
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.98%	11/26/2026		10,640	10,646,443
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	12/04/2026	EUR	1,000	1,214,924
North American Lifting Holdings, Inc.
Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	10/16/2024		11,262	11,797,464
Term Loan (1 mo. USD LIBOR + 11.00%)	12.00%	04/16/2025		5,132	4,984,309
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.11%	08/14/2026		3,873	3,887,520
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.48%	07/30/2027		29,258	29,544,818
					88,036,676

Insurance–0.88%
Acrisure LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	3.61%	01/31/2027		7,793	7,758,560
Alliant Holdings Intermediate LLC, Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	4.25%	10/15/2027		1,210	1,214,724
AmWINS Group LLC, Term Loan(d)	-	02/17/2028		2,174	2,177,528
HUB International Ltd., Term Loan (1 mo. USD LIBOR + 2.75%)	2.97%	04/25/2025		2,948	2,921,694
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	09/01/2027		11,383	11,437,002
Sedgwick Claims Management Services, Inc., First Lien Term Loan(d)	-	08/08/2026		802	803,243
USI, Inc.
Term Loan (3 mo. USD LIBOR + 3.00%)	3.25%	05/16/2024		3,291	3,270,879
Term Loan(d)	-	12/02/2026		1,593	1,587,492
					31,171,122

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Leisure Goods, Activities & Movies–3.25%
Alpha Topco Ltd. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024		$19,885	$ 19,850,229
AMC Entertainment, Inc., Term Loan B-1(d)	-	04/22/2026		4,584	3,955,069
Crown Finance US, Inc.
Term Loan(d)	-	05/23/2024		2,396	3,067,572
Term Loan(d)	-	02/28/2025	EUR	256	264,576
Term Loan (1 mo. USD LIBOR + 2.50%)	2.76%	02/28/2025		5,356	4,658,175
Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	09/20/2026		8,079	6,940,553
HNVR Holdco Ltd. (United Kingdom)
Term Loan B(d)	-	09/12/2025	EUR	8,291	9,137,745
Term Loan C(d)	-	09/12/2027	EUR	6,722	7,369,053
Invictus Media S.L.U. (Spain)
Term Loan A-1 (3 mo. EURIBOR + 4.25%)	4.25%	06/26/2024	EUR	2,321	2,665,300
Term Loan A-2 (3 mo. EURIBOR + 4.25%)	4.25%	06/26/2024	EUR	1,457	1,672,488
Term Loan B-1(d)	-	06/26/2025	EUR	2,285	2,596,371
Term Loan B-2(d)	-	06/26/2025	EUR	1,359	1,543,666
Markermeer Finance B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	01/25/2027	EUR	6,000	7,185,660
Merlin (Motion Finco S.a.r.l. and LLC) (United Kingdom)
Term Loan B(d)	-	10/16/2026	EUR	7,308	8,599,294
Term Loan B-1(d)	-	11/12/2026		1,630	1,588,369
Term Loan B-2(d)	-	11/12/2026		214	208,757
Parques Reunidos (Spain)
Incremental Term Loan B-2 (3 mo. EURIBOR + 7.50%)	7.50%	09/16/2026	EUR	1,000	1,200,518
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	09/27/2026	EUR	8,872	10,137,684
Sabre GLBL, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/31/2027		2,354	2,384,711
Seaworld Parks & Entertainment, Inc., Term Loan B-5 (3 mo. USD LIBOR + 3.00%)	3.75%	04/01/2024		10,127	10,009,321
Six Flage Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.87%	04/17/2026		2,953	2,892,161
Vue International Bidco PLC (United Kingdom), Term Loan B-1(d)	-	06/21/2026	EUR	6,213	6,848,263
					114,775,535

Lodging & Casinos–4.20%
Aimbridge Acquisition Co., Inc.
Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	02/01/2026		6,960	7,011,767
Term Loan (1 mo. USD LIBOR + 3.75%)	3.86%	02/01/2026		2,078	2,006,021
Aristocrat Technologies, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024		7,397	7,457,716
B&B Hotels S.A.S. (France), Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	7,559	8,622,184
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.61%	06/30/2025		3,520	3,535,503
Term Loan B (3 mo. USD LIBOR + 2.75%)	2.86%	12/23/2024		39,618	39,339,005
CityCenter Holdings LLC, Term Loan B (3 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024		8,777	8,719,964
GVC Finance LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.25%	03/29/2024		3,724	3,733,809
Hilton Worldwide Finance LLC, Term Loan B-2 (3 mo. USD LIBOR + 1.75%)	1.87%	06/22/2026		4,244	4,238,790
RHP Hotel Properties L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.12%	05/11/2024		3,457	3,441,769
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.86%	08/14/2024		23,942	23,598,228
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	3.75%	07/10/2025		18,896	18,992,052
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027		13,198	13,078,044
VICI Properties 1 LLC, Term Loan B (3 mo. USD LIBOR + 1.75%)	1.86%	12/20/2024		4,031	4,011,432
Wyndham Hotels & Resorts, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.86%	05/30/2025		417	415,990
					148,202,274

Nonferrous Metals & Minerals–1.38%
ACNR Holdings, Inc., PIK Term Loan, 3.00% PIK Rate, 14.00% Cash Rate (h)(j)	14.00%	09/16/2025		31,666	31,230,953
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 5.00%)(g)	6.00%	07/19/2025		4,542	4,564,810
Term Loan(d)(g)	-	10/27/2025		1,696	1,716,822
Kissner Group, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	03/01/2027		11,065	11,094,634
					48,607,219

Oil & Gas–3.08%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.11%	05/21/2025		14,118	13,074,396

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Oil & Gas–(continued)
Crestwood Holdings LLC, Term Loan (3 mo. USD LIBOR + 7.50%)	7.62%	03/06/2023		$1,396	$ 1,257,754
Fieldwood Energy LLC
DIP Delayed Draw Term Loan (1 mo. USD LIBOR + 8.75%) (Acquired 07/30/2020; Cost $ 12,011,167)(i)	9.75%	08/04/2021		1,218	1,261,016
DIP Delayed Draw Term Loan (Acquired 07/30/2020; Cost $ 12,011,167)(e)(i)	0.00%	08/04/2021		11,349	11,349,139
First Lien Term Loan (Acquired 04/11/2018-07/31/2020; Cost $ 60,915,995)(i)(k)	0.00%	04/11/2022		81,491	24,583,476
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/02/2023		8,971	5,247,715
Larchmont Resources LLC, Term Loan A(d)(j)	-	08/09/2021		6,030	2,713,368
Lower Cadence Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.11%	05/22/2026		1,274	1,251,907
McDermott International Ltd.
LOC(d)	-	06/30/2024		7,403	6,477,495
LOC(e)	0.00%	06/30/2024		15,080	13,647,844
Term Loan (1 mo. USD LIBOR + 3.00%)(g)	3.11%	06/30/2024		422	340,001
Term Loan (1 mo. USD LIBOR + 1.00%)	3.00%	06/30/2025		3,695	2,440,449
Navitas Midstream Midland Basin LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/13/2024		4,468	4,457,939
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.50%)	7.76%	03/19/2024		8,316	6,770,833
Southcross Energy Partners L.P., Revolver Loan(e)(g)(j)	0.00%	01/31/2025		3,129	3,050,960
Sunrise Oil & Gas, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 7.00%)(g)	8.00%	01/17/2023		4,577	4,187,491
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(g)	8.00%	01/17/2023		4,743	3,699,134
Term Loan (1 mo. USD LIBOR + 7.00%)	8.00%	01/17/2023		5,522	2,691,736
					108,502,653

Publishing–2.36%
Cengage Learning, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023		28,020	27,682,255
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.66%	08/21/2026		23,818	23,229,430
Nielsen Finance LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	4.75%	06/30/2025		31,908	32,301,358
					83,213,043

Radio & Television–1.92%
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	12/15/2027		7,507	7,530,694
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.62%	01/02/2026		195	195,885
iHeartCommunications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.11%	05/01/2026		21,932	21,761,844
Nexstar Broadcasting, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	2.36%	01/17/2024		11,899	11,908,987
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	2.87%	09/18/2026		7,837	7,861,264
Sinclair Television Group, Inc.
Term Loan B (3 mo. USD LIBOR + 2.25%)	2.37%	01/03/2024		12,843	12,812,771
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.62%	09/30/2026		5,704	5,697,862
					67,769,307

Retailers (except Food & Drug)–2.64%
Bass Pro Group LLC, Term Loan B (d)	-	02/26/2028		18,419	18,326,601
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/16/2027		11,040	11,107,727
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/16/2028		2,812	2,875,629
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	3,783	4,498,915
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	1,483	1,764,006
Term Loan B-3 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	4,591	5,458,989
Term Loan B-4 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	3,017	3,587,288
Term Loan B-5 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	674	801,823
Term Loan B-6 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	2,397	2,850,251
Term Loan B-7 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	2,001	2,379,666
Petco Animal Supplies, Inc., First Lien Term Loan(d)	-	02/25/2028		7,642	7,646,700
PetSmart, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	01/28/2028		26,357	26,574,968
Rent-A-Center, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)(g)	4.75%	01/17/2028		5,094	5,138,818
					93,011,381

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Surface Transport–3.12%
American Trailer World Corp., Term Loan B (d)(g)	-	02/28/2028	$3,129	$ 3,125,152
Daseke Cos, Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	6.00%	02/27/2024	4,775	4,797,225
Kenan Advantage Group, Inc. (The), Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022	5,399	5,371,379
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024	2,458	2,433,596
PODS LLC, Term Loan B-4 (3 mo. USD LIBOR + 2.75%)	3.75%	12/06/2024	5,339	5,360,772
Western Express, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)(g)	8.44%	02/23/2022	87,184	87,768,221
XPO Logistics, Inc., Term Loan B(d)	-	02/24/2025	1,295	1,297,496
				110,153,841

Telecommunications–5.72%
Avaya, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	4.36%	12/15/2027	20,208	20,297,673
Term Loan B-2(d)	-	12/15/2027	1,646	1,654,862
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/30/2027	1,892	1,899,454
CCI Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/13/2027	9,429	9,511,518
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.36%	03/15/2027	10,301	10,284,253
Cincinnati Bell, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	10/02/2024	26,448	26,494,070
Colorado Buyer, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024	2,941	2,907,743
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/18/2027	15,446	15,562,558
Eagle Broadband Investments LLC (Mega Broadband), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	10/29/2027	683	687,640
Frontier Communications Corp., DIP Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/08/2021	7,913	8,001,746
GCI Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.50%	10/15/2025	1,193	1,201,618
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	05/16/2024	988	992,207
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	12/12/2026	8,478	8,525,312
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (1 mo. USD LIBOR + 5.50%)(f)	6.50%	07/13/2021	5,272	5,372,302
Term Loan B-3 (1 mo. USD LIBOR + 5.75%)(f)	8.00%	11/27/2023	32,117	32,706,271
Term Loan B-5 (1 mo. USD LIBOR + 8.63%)(f)	8.63%	01/02/2024	1,924	1,968,295
Iridium Satellite LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	11/04/2026	91	91,756
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.86%	03/01/2027	8,998	8,980,001
MLN US HoldCo LLC, First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.61%	11/30/2025	17,964	16,838,750
MTN Infrastructure TopCo, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	11/17/2024	995	1,000,592
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/10/2026	2,180	2,191,262
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.87%	12/07/2026	4,975	4,936,856
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027	18,241	18,350,558
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.11%	03/09/2027	1,486	1,486,691
				201,943,988

Utilities–2.74%
Calpine Construction Finance Co. L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.11%	01/15/2025	3,482	3,469,488
Calpine Corp.
Term Loan (3 mo. USD LIBOR + 2.00%)	2.12%	04/05/2026	5,528	5,502,454
Term Loan (1 mo. USD LIBOR + 2.50%)	2.62%	12/16/2027	4,265	4,264,022
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025	16,821	15,996,900
ExGen Renewables IV LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	12/15/2027	2,414	2,430,856
Frontera Generation Holdings LLC, Term Loan(k)	5.25%	05/02/2025	43,039	5,128,726
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	6.00%	10/31/2026	14,800	14,846,323
Heritage Power LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026	10,913	10,511,783
Lightstone Holdco LLC
Term Loan B (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	15,390	13,310,178
Term Loan C (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	861	744,760
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024	6,983	6,947,417
Pike Corp.
Delayed Draw Term Loan B(d)	-	01/15/2028	1,515	1,519,239
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	3.12%	01/15/2028	1,998	2,003,376
Term Loan B	4.10%	07/24/2026	1,268	1,274,477
PowerTeam Services LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	03/06/2025	4,650	4,661,888

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
USIC Holding, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	12/08/2023	$3,881	$ 3,884,246
				96,496,133
Total Variable Rate Senior Loan Interests (Cost $3,202,314,613)				3,157,935,631

U.S. Dollar Denominated Bonds & Notes–4.43%
Aerospace & Defense–0.24%
Spirit AeroSystems, Inc.(l)	5.50%	01/15/2025	1,484	1,544,800
TransDigm, Inc.(l)	8.00%	12/15/2025	1,915	2,086,871
TransDigm, Inc.(l)	6.25%	03/15/2026	4,449	4,694,340
				8,326,011

Building & Development–0.56%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(l)	5.75%	05/15/2026	18,332	18,893,417
Forterra Finance LLC/FRTA Finance Corp.(l)	6.50%	07/15/2025	883	950,881
				19,844,298

Business Equipment & Services–0.30%
Advantage Sales & Marketing, Inc.(l)	6.50%	11/15/2028	3,298	3,386,634
Prime Security Services Borrower LLC/Prime Finance, Inc.(l)	3.38%	08/31/2027	7,453	7,275,097
				10,661,731

Cable & Satellite Television–0.24%
Altice Financing S.A. (Luxembourg)(l)	5.00%	01/15/2028	1,000	1,001,425
Virgin Media Secured Finance PLC (United Kingdom)(l)	4.50%	08/15/2030	7,139	7,306,766
				8,308,191

Chemicals & Plastics–0.04%
INEOS Quattro Finance 2 PLC (United Kingdom)(l)	3.38%	01/15/2026	1,297	1,295,379

Electronics & Electrical–0.54%
CommScope, Inc.(l)	6.00%	03/01/2026	5,721	6,021,724
Diebold Nixdorf, Inc.(l)	9.38%	07/15/2025	8,321	9,314,320
Energizer Holdings, Inc.(l)	4.38%	03/31/2029	3,846	3,842,154
				19,178,198

Health Care–0.07%
Global Medical Response, Inc.(l)	6.50%	10/01/2025	2,282	2,376,133

Industrial Equipment–0.10%
Vertical US Newco, Inc. (Germany)(l)	5.25%	07/15/2027	3,452	3,605,182

Insurance–0.10%
Acrisure LLC/Acrisure Finance, Inc.(l)	4.25%	02/15/2029	3,591	3,533,400

Leisure Goods, Activities & Movies–0.20%
AMC Entertainment Holdings, Inc.(l)	10.50%	04/15/2025	4,588	4,836,096
Seaworld Parks & Entertainment, Inc.(l)	8.75%	05/01/2025	1,996	2,164,413
				7,000,509

Lodging & Casinos–0.46%
Caesars Entertainment, Inc.(l)	6.25%	07/01/2025	15,446	16,372,760

Radio & Television–0.63%
Diamond Sports Group LLC/Diamond Sports Finance Co.(l)	5.38%	08/15/2026	31,356	22,214,158

Retailers (except Food & Drug)–0.02%
PetSmart, Inc./PetSmart Finance Corp.(l)	4.75%	02/15/2028	539	558,086

Telecommunications–0.71%
Avaya, Inc.(l)	6.13%	09/15/2028	8,662	9,338,718
Cablevision Lightpath LLC(l)	3.88%	09/15/2027	1,317	1,308,769
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(l)	6.75%	10/01/2026	1,831	1,900,807

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)
Consolidated Communications, Inc.(l)	6.50%	10/01/2028	$2,005	$ 2,150,864
Lumen Technologies, Inc.(l)	4.00%	02/15/2027	2,463	2,521,053
Windstream Escrow LLC/Windstream Escrow Finance Corp.(l)	7.75%	08/15/2028	7,595	7,789,622
				25,009,833

Utilities–0.22%
Calpine Corp.(l)	3.75%	03/01/2031	4,179	4,039,881
Calpine Corp.(l)	4.50%	02/15/2028	13,145	3,868,011
				7,907,892
Total U.S. Dollar Denominated Bonds & Notes (Cost $157,809,421)				156,191,761

			Shares
Common Stocks & Other Equity Interests–3.52%(m)
Business Equipment & Services–1.11%
Crossmark Holdings, Inc.(g)(j)			125,030	22,900,495
iQor US, Inc.(j)			1,171,102	16,131,930
				39,032,425

Containers & Glass Products–0.06%
Libbey Glass, Inc. (Acquired 11/13/2020; Cost $0)(i)			828,388	2,070,970

Electronics & Electrical–0.06%
Fusion Connect, Inc.(g)			112	129
Fusion Connect, Inc., Wts., expiring 12/31/2021(g)			1,046,740	1,203,751
Internap Corp.(g)			2,414,890	615,797
Sunguard Availability Services Capital, Inc.(g)			37,093	352,383
				2,172,060

Industrial Equipment–0.26%
North American Lifting Holdings, Inc.			610,003	9,277,231

Leisure Goods, Activities & Movies–0.02%
Crown Finance US, Inc.			773,670	675,290

Nonferrous Metals & Minerals–0.93%
ACNR Holdings, Inc.(j)			628,749	8,802,486
ACNR Holdings, Inc.(j)			176,360	15,078,780
Arch Resources, Inc.			185,917	8,909,143
				32,790,409

Oil & Gas–0.32%
HGIM Corp.			116,269	610,412
Larchmont Resources LLC(g)(j)			8,017	320,691
McDermott International Ltd.(n)			6,486,042	5,513,136
Pacific Drilling S.A.			243,609	434,428
Sabine Oil & Gas Holdings, Inc.(n)			17,931	251,034
Southcross Energy Partners L.P.(g)(j)			2,896,676	86,900
Sunrise Oil & Gas, Inc.(g)			699,391	209,817
Tribune Resources, Inc.(j)			5,777,075	3,639,557
Tribune Resources, Inc., Wts., expiring 04/03/2023(g)(j)			1,495,722	37,393
Vantage Drilling International(n)			7,265	29,060
				11,132,428

Publishing–0.17%
Clear Channel Outdoor Holdings, Inc.(n)			3,563,648	6,129,474

Radio & Television–0.30%
iHeartMedia, Inc., Class A(n)			718,838	10,114,050
MGOC, Inc.(g)(n)			6,554,344	385,723
				10,499,773

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Senior Floating Rate Fund

				Shares	Value
Surface Transport–0.29%
Commercial Barge Line Co.				34,990	$ 979,720
Commercial Barge Line Co., Series A, Wts., expiring 04/27/2045				136,865	4,345,464
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030				410,595	130,449
Commercial Barge Line Co., Series B, Wts., expiring 04/27/2045				98,967	3,538,070
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045				296,901	125,771
Commercial Barge Line Co., Wts., expiring 04/27/2045				36,784	1,029,952
					10,149,426
Total Common Stocks & Other Equity Interests (Cost $255,279,064)					123,929,486

	Interest Rate	Maturity Date	Principal Amount (000)
Non-U.S. Dollar Denominated Bonds & Notes–1.06%(o)
Building & Development–0.13%
Haya Real Estate S.A. (Spain)(l)	5.25%	11/15/2022	EUR	4,350	4,636,258

Cable & Satellite Television–0.14%
Altice Finco S.A. (Luxembourg)(l)	4.75%	01/15/2028	EUR	1,566	1,825,385
Altice France Holding S.A. (Luxembourg)(l)	4.00%	02/15/2028	EUR	2,752	3,107,668
					4,933,053

Financial Intermediaries–0.48%
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(l)(p)	6.25%	05/01/2026	EUR	4,684	5,693,982
Newday Bondco PLC (Jersey)(l)	7.38%	02/01/2024	GBP	2,906	4,014,732
Newday Bondco PLC (Jersey) (3 mo. GBP LIBOR + 6.50%)(l)(p)	6.54%	02/01/2023	GBP	5,157	7,105,701
					16,814,415

Leisure Goods, Activities & Movies–0.10%
Banijay Group S.A.S (France)(l)	6.50%	03/01/2026	EUR	375	446,009
Marcolin S.p.A. (Italy) (3 mo. EURIBOR + 4.13%)(l)(p)	4.13%	02/15/2023	EUR	2,783	3,231,992
					3,678,001

Lodging & Casinos–0.21%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%) (Acquired 09/22/2020-01/28/2021; Cost $6,645,940)(i)(l)(p)	5.40%	07/15/2025	GBP	5,746	7,368,904
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $35,216,447)					37,430,631

			Shares
Preferred Stocks–0.66%(m)
Containers & Glass Products–0.03%
Libbey Glass, Inc., Pfd. (Acquired 11/13/2020; Cost $0)(i)				13,367	989,196

Oil & Gas–0.37%
McDermott International Ltd., Pfd.				4,180,791	2,926,555
Southcross Energy Partners L.P., Series A, Pfd.(g)(j)				11,536,345	5,883,536
Southcross Energy Partners L.P., Series B, Pfd.(g)(j)				3,044,740	4,338,754
					13,148,845

Surface Transport–0.26%
Commercial Barge Line Co., Series A, Pfd.				130,200	4,133,850
Commercial Barge Line Co., Series B, Pfd.				140,919	5,037,854
					9,171,704
Total Preferred Stocks (Cost $20,032,623)					23,309,745

	Interest Rate	Maturity Date	Principal Amount (000)
Asset-Backed Securities–0.59%
Structured Products–0.59%
Apidos CLO XXVI, Series 2017-26A, Class D (Cayman Islands) (3 mo. USD LIBOR + 6.10%)(l)(p)	6.32%	07/18/2029		$1,059	1,021,932
Dryden 43 Senior Loan Fund, Series 2016-43A, Class ERR (Cayman Islands) (3 mo. USD LIBOR + 6.70%)(l)(p)	6.92%	07/20/2029		2,080	2,090,574

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)		Value
Structured Products–(continued)
Dryden 54 Senior Loan Fund, Series 2017-54A, Class E (Cayman Islands) (3 mo. USD LIBOR + 6.20%)(l)(p)	6.42%	10/19/2029		$2,000	$ 1,954,660
Jubilee CLO, Series 2018-21, Class E (Netherlands) (3 mo. EURIBOR + 6.07%)(l)(p)	6.07%	04/15/2035	EUR	1,959	2,292,724
Madison Park Funding XXX Ltd., Series 2018-30A, Class E (Cayman Islands) (3 mo. USD LIBOR + 4.95%)(l)(p)	5.19%	04/15/2029		3,275	3,079,349
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class E (Cayman Islands) (3 mo. USD LIBOR + 5.90%)(l)(p)	6.12%	10/18/2030		533	528,278
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E (Cayman Islands) (3 mo. USD LIBOR + 7.15%)(l)(p)	7.37%	01/21/2030		7,625	7,666,192
Regatta XIV Funding Ltd., Series 2018-3A, Class E (Cayman Islands) (3 mo. USD LIBOR + 5.95%)(l)(p)	6.17%	10/25/2031		2,200	2,132,843
Total Asset-Backed Securities (Cost $19,628,263)					20,766,552

			Shares
Money Market Funds–5.54%
Invesco Government & Agency Portfolio,Institutional Class, 0.03%(j)(q)				119,502,052	119,502,052
Invesco Treasury Portfolio,Institutional Class, 0.01%(j)(q)				75,982,035	75,982,035
Total Money Market Funds (Cost $195,484,087)					195,484,087
TOTAL INVESTMENTS IN SECURITIES-105.33% (Cost $3,885,764,518)					3,715,047,893
OTHER ASSETS LESS LIABILITIES-(5.33)%					(187,900,801)
NET ASSETS-100.00%					$3,527,147,092

Investment Abbreviations:

DIP	- Debtor-in-Possession
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
REIT	- Real Estate Investment Trust
USD	- U.S. Dollar
Wts.	- Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Senior Floating Rate Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	This variable rate interest will settle after February 28, 2021, at which time the interest rate will be determined.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(f)	The borrower has filed for protection in federal bankruptcy court.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Restricted security. The aggregate value of these securities at February 28, 2021 was $88,901,378, which represented 2.52% of the Fund’s Net Assets.
(j)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$189,828,702	$465,455,221	$(535,781,871)	$-	$-	$119,502,052	$13,250
Invesco Treasury Portfolio, Institutional Class	119,786,041	313,383,908	(357,187,914)	-	-	75,982,035	4,863
Investments in Other Affiliates:
ACNR Holdings, Inc.	-	7,230,613	-	1,571,873	-	8,802,486	-
ACNR Holdings, Inc., PIK Term Loan, 3.00% PIK Rate, 14.00% Cash Rate	-	50,884,575	(39,086,852)	8,706,739	10,726,491	31,230,953	-
ACNR Holdings, Inc.	-	2,645,400	-	12,433,380	-	15,078,780	-
Arch Resources, Inc.*	15,905,705	7,782	(10,976,515)	13,562,731	(9,590,560)	8,909,143	-
Crossmark Holdings, Inc., Term Loan	6,982,989	336,984	(99,638)	(50,339)	(914)	7,169,082	-
Crossmark Holdings, Inc.	7,345,512	-	-	15,554,983	-	22,900,495	-
iQor US, Inc., Term Loan	-	11,399,046	-	800,898	-	12,199,944	-
iQor US, Inc., Term Loan	-	33,964,112	(19,754,858)	450,876	445,583	15,105,713	-
iQor US, Inc.	-	14,053,224	-	2,078,706	-	16,131,930	-
Larchmont Resources LLC, Term Loan A	2,713,368	10,227	-	(10,227)	-	2,713,368	-
Larchmont Resources LLC	320,691	-	-	-	-	320,691	-
Southcross Energy Partners L.P., Revolver Loan	2,925,793	-	-	125,167	-	3,050,960	-
Southcross Energy Partners L.P., Series A, Pfd.	8,075,441	-	-	(2,191,905)	-	5,883,536	-
Southcross Energy Partners L.P.	255,212	-	-	(168,312)	-	86,900	-
Southcross Energy Partners L.P., Series B, Pfd.	4,570,661	-	(714,970)	(231,907)	714,970	4,338,754	-
Tribune Resources, Inc., Wts., expiring 04/03/2023	44,872	-	-	(7,479)	-	37,393	-
Tribune Resources, Inc.	5,054,940	-	-	(1,415,383)	-	3,639,557	-
Total	$363,809,927	$899,371,092	$(963,602,618)	$51,209,801	$2,295,570	$353,083,772	$18,113

*	As of February 28, 2021, this security was not considered as an affiliate of the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Senior Floating Rate Fund

(k)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28, 2021 was $29,712,202, which represented less than 1% of the Fund’s Net Assets.

(l)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $214,388,944, which represented 6.08% of the Fund’s Net Assets.

(m)	Securities acquired through the restructuring of senior loans.
(n)	Non-income producing security.
(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(q)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.

Open Forward Foreign Currency Contracts
			Contract to			Unrealized
Settlement						Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)

Currency Risk
03/16/2021	BNP Paribas S.A.	EUR	27,465,951	USD	33,301,410	$151,777
03/16/2021	BNP Paribas S.A.	USD	10,738,832	GBP	7,769,027	85,812
04/16/2021	Canadian Imperial Bank of Commerce	EUR	30,877,506	USD	37,479,734	185,695
04/16/2021	Goldman Sachs International	GBP	238,788	USD	338,029	5,267
03/16/2021	Morgan Stanley Capital Services LLC	USD	3,924,369	EUR	3,258,337	8,234
03/16/2021	Morgan Stanley Capital Services LLC	USD	10,739,305	GBP	7,769,027	85,339
04/16/2021	Morgan Stanley Capital Services LLC	EUR	33,445,346	USD	40,583,487	187,996
03/16/2021	Royal Bank of Canada	EUR	26,665,951	USD	32,311,586	127,503
03/16/2021	State Street Bank & Trust Co.	EUR	37,025,842	USD	44,880,227	192,424
04/16/2021	State Street Bank & Trust Co.	EUR	35,345,346	USD	42,889,306	198,983
03/16/2021	UBS AG	EUR	1,433,744	USD	1,744,276	13,839
03/16/2021	UBS AG	USD	10,959,168	GBP	8,000,000	187,293
04/16/2021	UBS AG	EUR	1,183,014	USD	1,438,417	9,566
Subtotal-Appreciation						1,439,728

Currency Risk
03/16/2021	Barclays Bank PLC	GBP	11,858,731	USD	16,180,020	(342,839)
03/16/2021	BNP Paribas S.A.	EUR	3,235,047	USD	3,898,845	(5,648)
04/16/2021	BNP Paribas S.A.	GBP	7,769,027	USD	10,740,357	(86,137)
04/16/2021	BNP Paribas S.A.	USD	1,459,174	EUR	1,200,000	(9,807)
03/16/2021	Canadian Imperial Bank of Commerce	USD	37,454,415	EUR	30,877,506	(187,257)
03/16/2021	Morgan Stanley Capital Services LLC	EUR	1,000,000	USD	1,206,309	(627)
03/16/2021	Morgan Stanley Capital Services LLC	GBP	11,539,323	USD	15,744,726	(333,101)
03/16/2021	Morgan Stanley Capital Services LLC	USD	38,012,501	EUR	31,345,346	(180,690)
04/16/2021	Morgan Stanley Capital Services LLC	GBP	7,769,027	USD	10,740,851	(85,644)
04/16/2021	Morgan Stanley Capital Services LLC	USD	1,457,840	EUR	1,200,000	(8,473)
03/16/2021	Royal Bank of Canada	GBP	140,000	USD	193,150	(1,913)
03/16/2021	State Street Bank & Trust Co.	USD	38,012,501	EUR	31,345,346	(180,690)
04/16/2021	State Street Bank & Trust Co.	EUR	2,500,000	USD	3,012,209	(7,306)
04/16/2021	UBS AG	USD	2,427,854	EUR	2,000,000	(12,242)
Subtotal-Depreciation						(1,442,374)
Total Forward Foreign Currency Contracts						$(2,646)

Abbreviations:

EUR - Euro
GBP - British Pound Sterling
USD - U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Senior Floating Rate Fund

Portfolio Composition†*

By credit quality, based on total investments

as of February 28, 2021

BBB	0.09%
BBB-	3.63
BB+	4.48
BB	4.21
BB-	7.77
B+	14.37
B	24.29
B-	15.16
CCC+	7.72
CCC	1.53
CCC-	0.05
D	0.99
Non-Rated	11.49
Equity	4.22

†

Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

*	Excluding money market fund holdings, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Senior Floating Rate Fund

Statement of Assets and Liabilities

February 28, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $3,529,992,788)	$3,370,873,264

Investments in affiliates, at value (Cost $355,771,730)	344,174,629

Other investments: Unrealized appreciation on forward foreign currency contracts outstanding	1,439,728

Cash	51,182,167

Foreign currencies, at value (Cost $13,049,991)	12,992,759

Receivable for:
Investments sold	275,825,752

Fund shares sold	10,493,197

Dividends	3,362

Interest	9,905,219

Investments matured, at value (Cost $71,725,007)	7,811,745

Investment for trustee deferred compensation and retirement plans	565,346

Other assets	882,427
Total assets	4,086,149,595

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	1,442,374

Payable for:
Investments purchased	472,533,772

Dividends	3,738,946

Fund shares reacquired	13,936,848

Accrued fees to affiliates	1,955,085

Accrued trustees’ and officers’ fees and benefits	16,965

Accrued other operating expenses	2,370,624

Trustee deferred compensation and retirement plans	565,346

Unfunded loan commitments	62,442,543
Total liabilities	559,002,503
Net assets applicable to shares outstanding	$3,527,147,092

Net assets consist of:
Shares of beneficial interest	$6,084,649,671

Distributable earnings (loss)	(2,557,502,579)

$3,527,147,092

Net Assets:
Class A	$1,631,392,660

Class C	$480,126,660

Class R	$57,116,197

Class Y	$1,199,549,137

Class R5	$8,759

Class R6	$158,953,679

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	236,805,711

Class C	69,636,329

Class R	8,296,281

Class Y	174,546,731

Class R5	1,271

Class R6	23,135,205

Class A:
Net asset value per share	$6.89

Maximum offering price per share (Net asset value of $6.89 ÷ 96.75%)	$7.12

Class C:
Net asset value and offering price per share	$6.89

Class R:
Net asset value and offering price per share	$6.88

Class Y:
Net asset value and offering price per share	$6.87

Class R5:
Net asset value and offering price per share	$6.89

Class R6:
Net asset value and offering price per share	$6.87

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Senior Floating Rate Fund

Statement of Operations

For the six months ended February 28, 2021

(Unaudited)

Investment income:

Interest (net of foreign withholding taxes of $(187))	$113,524,629

Dividends	496,817

Dividends from affiliates	18,113
Total investment income	114,039,559

Expenses:
Advisory fees	11,347,413

Administrative services fees	270,797

Custodian fees	592,503

Distribution fees:
Class A	1,939,062

Class C	3,093,844

Class R	145,114

Interest, facilities and maintenance fees	1,791,463

Transfer agent fees – A, C, R and Y	2,285,054

Transfer agent fees – R5	2

Transfer agent fees – R6	20,338

Trustees’ and officers’ fees and benefits	34,935

Registration and filing fees	97,811

Reports to shareholders	296,452

Professional services fees	107,046

Other	39,274
Total expenses	22,061,108
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(1,218,656)
Net expenses	20,842,452
Net investment income	93,197,107

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(480,591,858)

Affiliated investment securities	2,295,570

Foreign currencies	(1,985,782)

Forward foreign currency contracts	(1,345,595)
(481,627,665)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	590,447,418

Affiliated investment securities	51,209,801

Foreign currencies	(943,112)

Forward foreign currency contracts	(2,646)
640,711,461
Net realized and unrealized gain	159,083,796
Net increase in net assets resulting from operations	$252,280,903

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Senior Floating Rate Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	February 28, 2021	August 31, 2020

Operations:
Net investment income	$93,197,107	$297,840,288

Net realized gain (loss)	(481,627,665)	(1,018,267,404)

Change in net unrealized appreciation	640,711,461	16,404,576

Net increase (decrease) in net assets resulting from operations	252,280,903	(704,022,540)

Distributions to shareholders from distributable earnings:
Class A	(42,075,821)	(94,094,572)

Class C	(14,405,726)	(43,466,409)

Class R	(1,495,322)	(3,162,931)

Class Y	(36,928,104)	(136,225,911)

Class R5	(240)	(440)

Class R6	(4,936,753)	(25,880,938)

Total distributions from distributable earnings	(99,841,966)	(302,831,201)

Share transactions–net:
Class A	(18,661,910)	(1,067,763,654)

Class C	(278,544,102)	(735,594,270)

Class R	(4,491,658)	(17,392,011)

Class Y	(425,491,494)	(2,726,277,360)

Class R6	(42,951,240)	(723,426,625)

Net increase (decrease) in net assets resulting from share transactions	(770,140,404)	(5,270,453,920)

Net increase (decrease) in net assets	(617,701,467)	(6,277,307,661)

Net assets:
Beginning of period	4,144,848,559	10,422,156,220

End of period	$3,527,147,092	$4,144,848,559

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Senior Floating Rate Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class A
Six months ended 02/28/21	$6.61	$0.17	$0.29	$0.46	$(0.18)	$6.89	7.06%	$1,631,393	1.09	%(e)	1.16	%(e)	1.00	%(e)	5.02	%(e)	42%
Year ended 08/31/20	7.63	0.32	(1.02)	(0.70)	(0.32)	6.61	(9.23)	1,586,129	1.13		1.16		1.02		4.59		53
One month ended 08/31/19	7.77	0.03	(0.14)	(0.11)	(0.03)	7.63	(1.37)	2,962,352	1.11	(f)	1.12	(f)	1.01	(f)	5.25	(f)	1
Year ended 07/31/19	8.13	0.41	(0.37)	0.04	(0.40)	7.77	0.58	3,104,336	1.10		1.10		1.00		5.12		25
Year ended 07/31/18	8.15	0.37	(0.05)	0.32	(0.34)	8.13	3.96	3,899,006	1.11		1.12		0.99		4.53		66
Year ended 07/31/17	7.85	0.37	0.27	0.64	(0.34)	8.15	8.30	4,030,774	1.11		1.12		0.97		4.63		77
Year ended 07/31/16	8.08	0.37	(0.21)	0.16	(0.39)	7.85	2.12	3,883,693	1.11		1.11		0.97		4.83		28
Class C
Six months ended 02/28/21	6.62	0.14	0.29	0.43	(0.16)	6.89	6.49	480,127	1.84	(e)	1.91	(e)	1.75	(e)	4.27	(e)	42
Year ended 08/31/20	7.64	0.27	(1.02)	(0.75)	(0.27)	6.62	(9.90)	733,122	1.88		1.91		1.77		3.84		53
One month ended 08/31/19	7.78	0.03	(0.14)	(0.11)	(0.03)	7.64	(1.43)	1,640,440	1.86	(f)	1.87	(f)	1.76	(f)	4.50	(f)	1
Year ended 07/31/19	8.14	0.35	(0.36)	(0.01)	(0.35)	7.78	(0.17)	1,734,118	1.85		1.85		1.75		4.37		25
Year ended 07/31/18	8.16	0.31	(0.06)	0.25	(0.27)	8.14	3.18	2,497,209	1.86		1.87		1.74		3.78		66
Year ended 07/31/17	7.86	0.32	0.26	0.58	(0.28)	8.16	7.48	2,809,704	1.86		1.87		1.72		3.89		77
Year ended 07/31/16	8.09	0.32	(0.22)	0.10	(0.33)	7.86	1.37	2,833,205	1.86		1.86		1.72		4.09		28
Class R
Six months ended 02/28/21	6.61	0.16	0.28	0.44	(0.17)	6.88	6.77	57,116	1.34	(e)	1.41	(e)	1.25	(e)	4.77	(e)	42
Year ended 08/31/20	7.62	0.31	(1.01)	(0.70)	(0.31)	6.61	(9.34)	59,212	1.38		1.41		1.27		4.34		53
One month ended 08/31/19	7.76	0.03	(0.14)	(0.11)	(0.03)	7.62	(1.39)	87,586	1.36	(f)	1.37	(f)	1.26	(f)	5.00	(f)	1
Year ended 07/31/19	8.13	0.39	(0.38)	0.01	(0.38)	7.76	0.20	91,419	1.35		1.35		1.25		4.87		25
Year ended 07/31/18	8.14	0.35	(0.04)	0.31	(0.32)	8.13	3.82	88,230	1.36		1.37		1.24		4.29		66
Year ended 07/31/17	7.85	0.35	0.26	0.61	(0.32)	8.14	7.90	65,597	1.36		1.37		1.22		4.34		77
Year ended 07/31/16	8.08	0.36	(0.22)	0.14	(0.37)	7.85	1.87	42,546	1.37		1.37		1.23		4.63		28
Class Y
Six months ended 02/28/21	6.60	0.18	0.28	0.46	(0.19)	6.87	7.04	1,199,549	0.84	(e)	0.91	(e)	0.75	(e)	5.27	(e)	42
Year ended 08/31/20	7.61	0.35	(1.02)	(0.67)	(0.34)	6.60	(8.90)	1,571,552	0.88		0.91		0.77		4.84		53
One month ended 08/31/19	7.75	0.04	(0.14)	(0.10)	(0.04)	7.61	(1.35)	4,734,607	0.86	(f)	0.87	(f)	0.76	(f)	5.50	(f)	1
Year ended 07/31/19	8.11	0.43	(0.37)	0.06	(0.42)	7.75	0.82	5,266,308	0.85		0.85		0.75		5.37		25
Year ended 07/31/18	8.13	0.39	(0.05)	0.34	(0.36)	8.11	4.21	7,495,276	0.86		0.87		0.74		4.78		66
Year ended 07/31/17	7.83	0.39	0.27	0.66	(0.36)	8.13	8.58	6,715,590	0.86		0.87		0.72		4.82		77
Year ended 07/31/16	8.07	0.39	(0.23)	0.16	(0.40)	7.83	2.24	4,102,232	0.87		0.87		0.73		5.06		28
Class R5
Six months ended 02/28/21	6.62	0.18	0.28	0.46	(0.19)	6.89	7.02	9	0.78	(e)	0.80	(e)	0.69	(e)	5.33	(e)	42
Year ended 08/31/20	7.63	0.34	(1.00)	(0.66)	(0.35)	6.62	(8.80)	8	0.80		0.80		0.69		4.92		53
One month ended 08/31/19	7.77	0.04	(0.14)	(0.10)	(0.04)	7.63	(1.34)	10	0.80	(f)	0.82	(f)	0.71	(f)	5.55	(f)	1
Period ended 07/31/19(g)	7.87	0.08	(0.10)	(0.02)	(0.08)	7.77	(0.28)	10	0.77	(f)	0.77	(f)	0.67	(f)	5.45	(f)	25
Class R6
Six months ended 02/28/21	6.60	0.18	0.28	0.46	(0.19)	6.87	7.10	158,954	0.73	(e)	0.80	(e)	0.64	(e)	5.38	(e)	42
Year ended 08/31/20	7.61	0.36	(1.02)	(0.66)	(0.35)	6.60	(8.80)	194,825	0.77		0.79		0.66		4.95		53
One month ended 08/31/19	7.75	0.04	(0.14)	(0.10)	(0.04)	7.61	(1.34)	997,162	0.75	(f)	0.76	(f)	0.65	(f)	5.61	(f)	1
Year ended 07/31/19	8.11	0.43	(0.36)	0.07	(0.43)	7.75	0.93	1,056,032	0.74		0.74		0.64		5.48		25
Year ended 07/31/18	8.13	0.40	(0.06)	0.34	(0.36)	8.11	4.31	1,373,036	0.77		0.78		0.65		4.88		66
Year ended 07/31/17	7.83	0.40	0.27	0.67	(0.37)	8.13	8.65	1,100,191	0.79		0.80		0.65		4.91		77
Year ended 07/31/16	8.06	0.40	(0.22)	0.18	(0.41)	7.83	2.44	915,631	0.80		0.80		0.66		5.15		28

(a)	Calculated using average shares outstanding.
(b)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.00%, 0.00%, 0.01%, 0.01% and 0.00% for the one month ended August 31, 2019 and the years ended July 31, 2019, 2018, 2017 and 2016, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,577,369, $623,897, $58,527, $1,330,505, $9 and $174,525 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Senior Floating Rate Fund

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Senior Floating Rate Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

26	Invesco Senior Floating Rate Fund

other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

27	Invesco Senior Floating Rate Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Industry Focus – To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

M.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

N.

LIBOR Risk - The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

O.

Other Risks - The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

P.

Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the NAV of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

28	Invesco Senior Floating Rate Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
Up to $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Next $5 billion	0.580%
Next $10 billion	0.560%
Over $20 billion	0.550%

For the six months ended February 28, 2021, the effective advisory fee rate incurred by the Fund was 0.61%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.00%, 1.75%, 1.25%, 0.75%, 0.69% and 0.64%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective June 1, 2021 through at least December 31, 2021, the Adviser has agreed to limit expenses for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.00%, 1.75%, 1.25%, 0.75%, 0.75% and 0.75% respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate December 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2021, the Adviser waived advisory fees of $102,316 and reimbursed class level expenses of $453,629, $186,447, $17,437, $397,656, $1 and $56,801 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 0.75% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2021, expenses incurred under the Plans are shown in the Statement of Operations as

Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2021, IDI advised the Fund that IDI retained $22,039 in front-end sales commissions from the sale of Class A shares and $3,961 and $10,416 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

29	Invesco Senior Floating Rate Fund

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended February 28, 2021, there were transfers from Level 3 to Level 2 of $116,963,506, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $35,949,646, due to third party vendor quotations utilizing single market quotes.

	Level 1	Level 2	Level 3	Total

Investments in Securities
Variable Rate Senior Loan Interests	$–	$2,950,446,436	$207,489,195	$3,157,935,631
U.S. Dollar Denominated Bonds & Notes	–	156,191,761	–	156,191,761
Common Stocks & Other Equity Interests	30,694,863	67,121,544	26,113,079	123,929,486
Non-U.S. Dollar Denominated Bonds & Notes	–	37,430,631	–	37,430,631
Preferred Stocks	2,926,555	10,160,900	10,222,290	23,309,745
Asset-Backed Securities	–	20,766,552	–	20,766,552
Money Market Funds	195,484,087	–	–	195,484,087
Total Investments in Securities	229,105,505	3,242,117,824	243,824,564	3,715,047,893

Other Investments - Assets*
Investments Matured	–	7,811,745	–	7,811,745
Forward Foreign Currency Contracts	–	1,439,728	–	1,439,728
	–	9,251,473	–	9,251,473

Other Investments - Liabilities*
Forward Foreign Currency Contracts	–	(1,442,374)	–	(1,442,374)
Total Other Investments	–	7,809,099	–	7,809,099
Total Investments	$229,105,505	$3,249,926,923	$243,824,564	$3,722,856,992

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended February 28, 2021:

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value February 28, 2021
Variable Rate Senior Loan Interests	$314,795,673	$111,121,981	$(102,711,684)	$495,506	$(11,725,334)	$12,476,559	$-	$(116,963,506)	$207,489,195
Common Stocks & Other Equity Interests	1,356,260	-	-	-	(187,545,418)	186,574,881	25,727,356	-	26,113,079
Preferred Stocks	-	-	(714,970)	-	714,970	-	10,222,290	-	10,222,290
Investments Matured	5,047,489	-	(5,369,669)	-	375,877	(53,697)	-	-	-
Total	$321,199,422	$111,121,981	$(108,796,323)	$495,506	$(198,179,907)	$198,997,743	$35,949,646	$(116,963,506)	$243,824,564

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 02/28/21	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used

Western Express, Inc., Second Lien Term Loan	$87,768,221	Discounted Cash Flow Model	Illiquidity Premium Implied Rating	N/A N/A	3.69% B+	(a)

(a)

The Fund fair values certain corporate loans using a discounted cash flow model which incorporates the company’s earnings before interest, taxes, depreciation, and amortization and leverage to determine an implied rating. The yield to maturity on other issues with similar leverage and rating is used as a basis for the discount rate, with an additional illiquidity premium applied. The illiquidity premium was determined based on the implied discount rate at origination. The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. Such security’s fair valuation could increase (decrease) significantly based on a decrease (increase) in the illiquidity premium. Such security’s fair valuation could also increase (decrease) based on an increase (decrease) in the implied rating or a decrease (increase) in the yield to maturity on other issues.

30	Invesco Senior Floating Rate Fund

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2021:

Value
Derivative Assets	Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$1,439,728

Derivatives not subject to master netting agreements	-
Total Derivative Assets subject to master netting agreements	$1,439,728

Value
Derivative Liabilities	Currency Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(1,442,374)

Derivatives not subject to master netting agreements	-
Total Derivative Liabilities subject to master netting agreements	$(1,442,374)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2021.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Foreign Forward Currency Contracts	Foreign Forward Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Barclays Bank PLC	$ -	$(342,839)	(342,839)	$-	$-	$(342,839)

BNP Paribas S.A.	237,589	(101,592)	135,997	-	-	135,997

Canadian Imperial Bank of Commerce	185,695	(187,257)	(1,562)	-	-	(1,562)

Goldman Sachs International	5,267	-	5,267	-	-	5,267

Morgan Stanley Capital Services LLC	281,569	(608,535)	(326,966)	-	-	(326,966)
Royal Bank of Canada	127,503	(1,913)	125,590	-	-	125,590

State Street Bank & Trust Co.	391,407	(187,996)	203,411	-	-	203,411

UBS AG	210,698	(12,242)	198,456	-	-	198,456
Total	$1,439,728	$(1,442,374)	$ (2,646)	$-	$-	$ (2,646)

Effect of Derivative Investments for the six months ended February 28, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(1,345,595)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(2,646)
Total	$(1,348,241)

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$262,756,950

31	Invesco Senior Floating Rate Fund

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,369.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances and Borrowings

Effective February 19, 2021, the Fund has entered into a credit agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $900 million, collectively by certain Funds, and which will expire on February 18, 2022. Prior to February 19, 2021, the credit agreement permitted borrowings up to $1.5 billion. The credit agreement is secured by the assets of the Fund. During the six months ended February 28, 2021, the Fund did not borrow under the credit agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

The Fund is subject to certain covenants relating to the credit agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the credit agreement.

NOTE 8–Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of February 28, 2021. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

		Principal
Borrower	Type	Amount	Value

Fieldwood Energy LLC	DIP Delayed Draw Term Loan	$11,349,139	$11,349,139

Hillman Group, Inc. (The)	Delayed Draw Term Loan	569,255	569,255

Kantar	Revolver Loan	10,024,024	9,121,862

LBM Holdings LLC	Delayed Draw Term Loan	859,855	859,855

McDermott International Ltd.	LOC	15,080,490	13,647,844

Peraton Corp.	Delayed Draw Term Loan	17,432,877	17,432,877

Precision Medicine Group LLC	Delay Draw Term Loan	1,040,532	1,040,532

Southcross Energy Partners L.P.	Revolver Loan	3,129,190	3,050,960

Washington Prime Group L.P.	Revolver Loan	5,805,642	5,370,219

			$62,442,543

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$131,622,839	$1,697,927,204	$1,829,550,043

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

32	Invesco Senior Floating Rate Fund

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2021 was $1,554,584,562 and $2,308,958,019, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$143,190,131

Aggregate unrealized (depreciation) of investments	(388,326,612)

Net unrealized appreciation (depreciation) of investments	$(245,136,481)

Cost of investments for tax purposes is $3,967,993,473.

NOTE 11–Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended February 28, 2021, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

	Principal
Selling Participant	Amount	Value

Barclays Bank PLC	$15,080,490	$13,647,844

NOTE 12–Dividends

The Fund declared the following dividends from net investment income subsequent to February 28, 2021:

		Amount Per Share
Share Class	Record Date	Payable March 31, 2021

Class A	Daily	0.0193

Class C	Daily	0.0149

Class R	Daily	0.0178

Class Y	Daily	0.0207

Class R5	Daily	0.0212

Class R6	Daily	0.0213

NOTE 13–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2021(a)		August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	7,964,440	$54,076,133	23,586,023	$166,922,594

Class C	1,773,781	12,003,947	4,863,567	34,920,577

Class R	582,406	3,936,428	1,343,342	9,464,339

Class Y	22,400,001	151,884,343	80,890,310	570,015,544

Class R6	2,730,794	18,530,838	13,478,754	97,003,321

Issued as reinvestment of dividends:
Class A	4,353,619	29,446,899	9,330,334	65,191,356

Class C	1,454,135	9,825,858	4,295,010	30,113,061

Class R	213,156	1,440,715	436,338	3,035,189

Class Y	3,560,271	23,980,697	12,977,643	91,637,598

Class R6	507,777	3,418,129	2,512,537	17,877,709

Automatic conversion of Class C shares to Class A shares:
Class A	26,448,876	179,492,486	31,063,712	218,481,091

Class C	(26,415,706)	(179,492,486)	(31,019,788)	(218,481,091)

33	Invesco Senior Floating Rate Fund

	Summary of Share Activity
	Six months ended		Year ended
	February 28, 2021(a)		August 31, 2020
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(41,780,831)	$(281,677,428)	(212,612,017)	$(1,518,358,695)

Class C	(17,935,958)	(120,881,421)	(82,229,678)	(582,146,817)

Class R	(1,458,489)	(9,868,801)	(4,309,626)	(29,891,539)

Class Y	(89,611,608)	(601,356,534)	(477,803,605)	(3,387,930,502)

Class R6	(9,640,324)	(64,900,207)	(117,501,160)	(838,307,655)

Net increase (decrease) in share activity	(114,853,660)	$(770,140,404)	(740,698,304)	$(5,270,453,920)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 14–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 15–Subsequent Event

The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Senior Floating Rate Plus Fund (the “Target Fund”) in exchange for shares of the Fund.

The reorganization was consummated on April 23, 2021. Upon closing of the reorganization, shareholders of the Target Fund received shares of the Fund in exchange for their shares of the Target Fund, and the Target Fund liquidated and ceased operations.

34	Invesco Senior Floating Rate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2,3]	Ending Account Value (02/28/21)	Expenses Paid During Period[2,4]	Annualized Expense Ratio

Class A	$1,000.00	$1,070.60	$5.60	$1,019.39	$5.46	1.09%
Class C	1,000.00	1,064.90	9.42	1,015.67	9.20	1.84
Class R	1,000.00	1,067.70	6.87	1,018.15	6.71	1.34
Class Y	1,000.00	1,070.40	4.31	1,020.63	4.21	0.84
Class R5	1,000.00	1,070.20	4.00	1,020.93	3.91	0.78
Class R6	1,000.00	1,071.00	3.75	1,021.17	3.66	0.73

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective June 1, 2021, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class R5 and Class R6 shares to 0.75% and 0.75% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are to 0.79% and 0.79% for of Class R5 and Class R6 shares, respectively

[3]

The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $4.06 and $4.06 for of Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $3.96 and $3.96 for Class R5 and Class R6 shares, respectively.

35	Invesco Senior Floating Rate Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	O-SFLR-SAR-1

Semiannual Report to Shareholders	February 28, 2021

Invesco Senior Floating Rate Plus Fund
Nasdaq: A: OSFAX ∎ C: OSFCX ∎ R: SFRPX ∎ Y: OSFYX ∎ R5: SFPPX ∎ R6: OSFIX

2	Fund Performance
4	Schedule of Investments
21	Financial Statements
24	Financial Highlights
25	Notes to Financial Statements
33	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/20 to 2/28/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.67%
Class C Shares	6.06
Class R Shares	6.54
Class Y Shares	6.79
Class R5 Shares	6.81
Class R6 Shares	6.80
Custom Invesco Senior Floating Rate Plus Index▼	6.34
JP Morgan Leveraged Loan Index∎	6.34

Source(s): ▼Invesco, Bloomberg L.P.; ∎Bloomberg L.P.

The Custom Invesco Senior Floating Rate Index is composed of the Credit Suisse Leveraged Loan Index through September 30, 2014, and the JP Morgan Leveraged Loan Index from October 1, 2014 to present. The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, noninvestment-grade loans.

The JP Morgan Leveraged Loan Index tracks the performance of US dollar-denominated senior floating rate bank loans.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Senior Floating Rate Plus Fund

Average Annual Total Returns
As of 2/28/21, including maximum applicable sales charges

Class A Shares
Inception (8/23/13)	1.60%
5 Years	3.06
1 Year	-2.56

Class C Shares
Inception (8/23/13)	1.20%
5 Years	2.85
1 Year	-1.27

Class R Shares
Inception	1.77%
5 Years	3.45
1 Year	0.47

Class Y Shares
Inception (8/23/13)	2.33%
5 Years	4.01
1 Year	1.10

Class R5 Shares
Inception	2.09%
5 Years	3.80
1 Year	0.85

Class R6 Shares
Inception (8/23/13)	2.41%
5 Years	4.10
1 Year	0.88

Effective May 24, 2019, Class A, Class C, Class Y and Class I shares of the Oppenheimer Senior Floating Rate Plus Fund, (the predecessor fund), were reorganized into Class A, Class C, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Senior Floating Rate Plus Fund. The Fund was subsequently renamed the Invesco Senior Floating Rate Plus Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class Y and Class R6 shares are those for Class A, Class C, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 3.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Senior Floating Rate Plus Fund

Schedule of Investments

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–91.32%(b)(c)
Aerospace & Defense–3.68%
Atlantic Aviation FBO, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	3.87%	12/06/2025		$81	$ 81,119
CEP IV Investment 16 S.a.r.L (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	10/03/2024	EUR	11	13,173
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.75%	04/08/2026		149	144,772
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.75%	04/08/2026		80	77,834
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.87%	10/04/2024		269	266,916
PAE Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/13/2027		57	57,141
Peraton Corp.
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)(d)	4.50%	02/01/2028		207	206,807
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/01/2028		117	117,510
Spirit Aerosystems, Inc., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	01/15/2025		70	70,828
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.36%	05/30/2025		210	207,683
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.36%	12/09/2025		247	244,253
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.36%	08/22/2024		57	56,446
					1,544,482

Air Transport–3.29%
Avolon TLB Borrower 1 (US) LLC
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	2.50%	01/15/2025		24	24,214
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		248	246,618
Term Loan B-5 (1 mo. USD LIBOR + 2.50%)	3.25%	12/01/2027		75	75,206
Delta Air Lines, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	05/01/2023		329	332,287
JetBlue Airways Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.25%	07/01/2024		59	60,597
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		218	233,391
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027		263	278,963
United Airlines, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.87%	04/01/2024		64	62,790
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		70	67,490
					1,381,556

Automotive–3.97%
Ford Motor Co., Delayed Draw Term Loan (3 mo. USD LIBOR + 1.25%)	1.87%	12/31/2022		196	190,717
Garrett Borrowing LLC
DIP Term Loan (1 mo. USD LIBOR + 4.50%)(e)(f)	5.50%	03/31/2021		92	92,552
Term Loan A (3 mo. EURIBOR + 2.75%)(e)	2.75%	09/27/2023	EUR	50	60,041
Term Loan B (3 mo. EURIBOR + 3.75%)(e)	3.75%	09/27/2025	EUR	6	7,116
Term Loan B (1 mo. USD LIBOR + 3.50%)(e)	5.75%	09/27/2025		180	180,019
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.13%	03/03/2025		83	81,760
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		113	113,989
Les Schwab Tire Centers, Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/26/2027		145	146,015
Mavis Tire Express Services Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	03/20/2025		51	50,868
Navistar, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	3.62%	11/06/2024		177	177,378
Panther BF Aggregator 2 L.P. (Canada), Term Loan (3 mo. USD LIBOR + 3.50%)	3.61%	04/30/2026		134	134,191
Project Boost Purchaser LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	3.61%	06/01/2026		26	25,967
Term Loan C (1 mo. USD LIBOR + 4.25%)	5.00%	06/01/2026		19	18,997
Superior Industries International, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	4.11%	05/22/2024		67	66,941
Tenneco, Inc., Term Loan B (3 mo. USD LIBOR + 3.00%)	3.11%	10/01/2025		107	105,572
TI Group Automotive Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.00%	12/31/2024		2	1,765
Truck Hero, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/20/2028		51	51,146
Visteon Corp., Term Loan (3 mo. USD LIBOR + 1.75%)	1.94%	03/25/2024		21	20,725
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	3.11%	02/05/2026		9	9,256

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Automotive–(continued)
Winter Park Intermediate, Inc., First Lien Term Loan	6.25%	11/06/2027		$132	$ 131,656
					1,666,671

Beverage & Tobacco–0.47%
AI Aqua Merger Sub, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	12/13/2023		173	172,893
First Lien Incremental Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	12/13/2023		5	5,554
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024		20	18,846
					197,293

Building & Development–1.65%
ACProducts, Inc., First Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	08/18/2025		64	65,554
American Residential Services LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/07/2027		21	20,928
Apcoa Parking Holdings GmbH (Germany), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/20/2024	EUR	32	36,246
Brookfield Retail Holdings VII Sub 3 LLC
Term Loan A-2 (3 mo. USD LIBOR + 3.00%)	3.11%	08/28/2023		2	1,511
Term Loan B (3 mo. USD LIBOR + 2.50%)	2.61%	08/27/2025		14	13,268
DiversiTech Holdings, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.00%	06/03/2024		38	38,502
Forterra Finance LLC, Second Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	10/25/2023		30	30,626
LBM Holdings LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)(d)	4.50%	12/08/2027		9	9,213
Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/08/2027		41	41,458
Quikrete Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	2.61%	02/01/2027		198	197,544
Realogy Group LLC, Term Loan (3 mo. USD LIBOR + 2.25%)	3.00%	02/08/2025		7	7,196
TAMKO Building Products LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	3.36%	05/29/2026		8	8,400
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	07/24/2024		58	57,904
White Cap Buyer LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	10/31/2027		162	162,982
					691,332

Business Equipment & Services–7.99%
Adevinta ASA (Norway), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	10/22/2027		25	25,626
Asurion LLC, Term Loan B-8 (1 mo. USD LIBOR + 3.25%)	3.36%	12/31/2026		37	37,129
AVS Group GmbH (Germany), Term Loan B-2(g)	-	09/10/2026	EUR	15	18,149
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/22/2024		32	32,476
Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.00%)	3.11%	10/30/2026		109	109,453
Cast & Crew Payroll LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.86%	02/09/2026		60	60,004
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	03/01/2024		112	111,897
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate
(Acquired 02/15/2019-02/26/2021; Cost $104,892)(h)(i)	9.50%	08/15/2023		118	42,100
Term Loan (3 mo. USD LIBOR + 7.50%)
(Acquired 02/15/2019-11/12/2020; Cost $146,645)(i)	8.50%	02/15/2023		157	136,274
Ciox, Term Loan (1 mo. USD LIBOR + 5.00%)	6.00%	12/16/2025		69	69,890
Constant Contact, Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(f)	7.62%	02/15/2029		59	58,066
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%)
(Acquired 07/26/2019-01/06/2021; Cost $41,768)(i)	11.00%	07/26/2023		42	41,276
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027		206	207,518
Second Lien Term Loan B (1 mo. USD LIBOR + 8.00%)(f)	9.00%	03/06/2028		69	70,209
Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	03/05/2027	EUR	13	15,471
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.25%)	3.36%	02/06/2026		15	15,158
Garda World Security Corp. (Canada), Term Loan (1 mo. USD LIBOR + 4.75%)	4.99%	10/30/2026		13	12,806
GI Revelation Acquisition LLC, First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	5.11%	04/16/2025		81	80,287
GlobalLogic Holdings, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	4.50%	09/14/2027		48	48,049
Hillman Group, Inc. (The)
Delayed Draw Term Loan(d)	0.00%	02/23/2028		14	13,505
Term Loan B-1(g)	-	02/23/2028		33	33,257
Term Loan B-2(g)	-	02/23/2028		5	5,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Business Equipment & Services–(continued)
I-Logic Technologies Bidco Ltd. (United Kingdom)
First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	5.25%	10/31/2027	EUR	11	$ 13,471
First Lien Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	02/04/2028		$45	45,502
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.81%	06/23/2024	GBP	35	46,376
iQor US, Inc.
Term Loan(g)	-	12/10/2020		4	4,099
Term Loan(g)	-	11/20/2024		106	106,664
Term Loan(g)	-	11/20/2025		168	161,941
KAR Auction Services, Inc., Term Loan B-6 (1 mo. USD LIBOR + 2.25%)	2.38%	09/15/2026		101	99,640
Karman Buyer Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	10/31/2027		95	95,265
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.86%	02/05/2027		16	15,646
Monitronics International, Inc., First Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		323	306,515
NielsenIQ, Inc.
Term Loan B (1 mo. USD LIBOR + 4.00%)	5.25%	02/05/2028		91	90,827
Term Loan B (3 mo. EURIBOR + 4.00%)	5.25%	02/05/2028	EUR	27	32,791
OCM System One Buyer CTB LLC, Term Loan B (1 mo. USD LIBOR + 4.50%)(f)	5.25%	02/28/2028		47	47,655
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.86%	11/18/2026		21	20,389
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.50%	09/23/2026		87	87,509
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	2.61%	11/08/2024		135	133,194
Solera LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	2.86%	03/03/2023		85	84,521
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	11/14/2022		264	264,354
Sportradar Capital (Switzerland), Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	11/22/2027	EUR	17	21,073
Tech Data Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	3.61%	06/30/2025		30	30,312
Ventia Deco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	05/21/2026		160	160,862
Verra Mobility Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.36%	02/28/2025		184	184,752
Virtusa Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	12/09/2027		41	41,304
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		15	14,815
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		2	2,296
					3,355,473

Cable & Satellite Television–6.71%
Altice Financing S.A. (Luxembourg)
Term Loan (3 mo. USD LIBOR + 2.75%)	2.86%	07/15/2025		292	289,717
Term Loan (3 mo. USD LIBOR + 2.75%)	2.86%	01/31/2026		154	153,354
Atlantic Broadband Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	2.11%	01/03/2025		155	154,910
CSC Holdings LLC
Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	2.36%	01/15/2026		128	127,195
Term Loan (3 mo. USD LIBOR + 2.25%)	2.36%	07/17/2025		232	231,152
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	4.20%	08/14/2026		178	179,051
Term Loan B-11 (3 mo. USD LIBOR + 2.75%)	2.86%	07/31/2025		47	46,374
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	3.80%	01/31/2026		342	342,004
Telenet Financing USD LLC, Term Loan AR (6 mo. USD LIBOR + 2.00%)	2.11%	04/15/2028		171	170,122
UPC Financing Partnership
Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.36%	04/30/2028		33	33,076
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.61%	01/31/2029		110	109,957
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.61%	01/31/2029		109	109,957
Virgin Media Bristol LLC (United Kingdom)
Term Loan (1 mo. USD LIBOR + 3.25%)	3.25%	01/15/2029		138	138,132
Term Loan N (1 mo. USD LIBOR + 2.50%)	2.61%	01/31/2028		355	354,575
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.61%	04/15/2028		378	376,851
					2,816,427

Chemicals & Plastics–4.92%
Aruba Investments, Inc.
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	10/28/2027	EUR	16	19,757
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	11/24/2027		46	46,297
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028		61	61,358

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Chemicals & Plastics–(continued)
Ascend Performance Materials Operations LLC, Term Loan	5.50%	08/27/2026		$1	$ 1,138
BASF Construction Chemicals (Germany), Term Loan (3 mo. EURIBOR + 4.50%)	4.50%	08/07/2027	EUR	11	13,804
BCPE Max Dutch Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2025	EUR	9	11,243
Charter NEX US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/01/2027		53	53,657
Colouroz Investment LLC (Germany)
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(h)	5.25%	09/21/2023		133	129,813
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023		19	18,292
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate(h)	5.25%	09/05/2022		2	1,412
Cyanco Intermediate 2 Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	3.61%	03/16/2025		13	12,845
Emerald Performance Materials LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	08/11/2025		17	17,162
Encapsys LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.25%	11/07/2024		1	580
Ferro Corp.
Term Loan B-1 (3 mo. USD LIBOR + 2.25%)	2.50%	02/14/2024		1	1,228
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	2.50%	02/14/2024		6	5,705
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	2.50%	02/14/2024		6	5,584
Fusion, Term Loan(f)(g)	-	01/07/2026		63	62,131
Gemini HDPE LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	12/11/2027		217	216,946
H.B. Fuller Co., Term Loan (3 mo. USD LIBOR + 2.00%)	2.11%	10/20/2024		14	14,377
Hexion International Holdings B.V. (Netherlands), Term Loan B (3 mo. USD LIBOR + 3.50%)	3.74%	07/01/2026		61	61,090
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/14/2028		49	49,171
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	01/14/2029		10	10,604
Ineos Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.75%)	5.25%	01/21/2026		141	142,340
Ineos US Finance LLC, Term Loan (3 mo. USD LIBOR + 2.00%)	2.11%	03/31/2024		103	102,173
Invictus US NewCo LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	3.11%	03/28/2025		102	102,275
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.86%	03/30/2026		27	26,673
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	11/30/2027	EUR	14	16,505
Lummus Technology, Term Loan (1 mo. USD LIBOR + 4.00%)	3.61%	06/30/2027		97	97,699
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.75%	03/02/2026		145	144,762
Momentive Performance Materials USA, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	3.37%	05/15/2024		74	73,201
Oxea Corp.
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	10/11/2024	EUR	9	10,977
Term Loan B-2 (3 mo. USD LIBOR + 3.50%)	3.63%	10/14/2024		84	83,792
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(f)	4.75%	11/19/2027		80	80,688
PQ Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	02/07/2027		61	61,879
Proampac PG Borrower LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	11/03/2025		75	75,253
Starfruit US Holdco LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	3.11%	10/01/2025		228	227,760
Tronox Finance LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	3.25%	09/23/2024		4	3,648
					2,063,819

Clothing & Textiles–0.62%
ABG Intermediate Holdings 2 LLC, Incremental Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	09/29/2024		10	10,446
Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	01/20/2028		22	21,633
Mascot Bidco Oy (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR	13	15,525
New Trojan Parent, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	02/01/2028		19	19,397
Tumi, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025		191	192,734
					259,735

Conglomerates–0.53%
APi Group DE, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.86%	10/01/2026		35	35,088
Term Loan (1 mo. USD LIBOR + 2.50%)	2.61%	09/30/2026		49	49,170
Gates Global LLC, Term Loan B-2 (3 mo. USD LIBOR + 2.75%)	3.75%	04/01/2024		75	74,634
Safe Fleet Holdings LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025		64	63,262
					222,154

Containers & Glass Products–2.09%
Berlin Packaging LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	3.13%	11/07/2025		112	111,216

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Containers & Glass Products–(continued)
Consolidated Container Co. LLC
First Lien Term Loan(g)	-	05/22/2024		$36	$ 36,160
Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	01/29/2028		74	73,644
Flex Acquisition Co., Inc., Incremental Term Loan B (3 mo. USD LIBOR + 3.00%)	3.24%	06/29/2025		15	14,992
Fort Dearborn Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023		84	84,016
Graham Packaging Co., Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	3.75%	07/29/2027		25	25,429
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023		151	139,158
Keter Group B.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	17	20,694
Klockner Pentaplast of America, Inc.
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	03/01/2026	EUR	23	27,168
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	03/01/2026		24	24,407
Libbey Glass, Inc., Term Loan (1 mo. USD LIBOR + 8.00%)
(Acquired 11/13/2020; Cost $33,505)(i)	9.00%	11/12/2025		37	36,748
Pretium PKG Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/14/2027		61	61,441
Refresco Group N.V. (Netherlands), Term Loan B-3 (3 mo. USD LIBOR + 3.25%)	3.45%	03/28/2025		68	68,244
Reynolds Consumer Products LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.86%	01/29/2027		79	79,085
Reynolds Group Holdings, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.86%	02/05/2023		27	26,833
Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	3.36%	02/16/2026		33	33,038
Trident TPI Holdings, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.00%	10/17/2024		15	15,324
					877,597

Cosmetics & Toiletries–1.24%
Alphabet Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	3.61%	09/26/2024		55	54,923
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	7.86%	09/26/2025		66	65,799
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	2.37%	04/05/2025		252	244,268
Domtar Personal Care, Term Loan B(f)(g)	-	03/01/2028		62	62,660
KDC/One (Canada), Term Loan (3 mo. EURIBOR + 5.00%)	5.00%	12/22/2025	EUR	5	6,127
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.11%	06/30/2024		87	86,798
					520,575

Drugs–1.11%
Bausch Health Americas, Inc. (Canada)
First Lien Incremental Term Loan (3 mo. USD LIBOR + 2.75%)	2.86%	11/27/2025		14	14,236
Term Loan (3 mo. USD LIBOR + 3.00%)	3.11%	06/02/2025		125	125,573
Endo LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	04/29/2024		80	79,722
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.09%	11/15/2027		31	30,905
Pharmaceutical Product Development, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	2.75%	01/06/2028		216	216,901
					467,337

Ecological Services & Equipment–0.35%
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	3.50%	05/30/2025		42	42,399
Patriot Container Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/20/2025		41	40,943
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(f)	9.25%	11/02/2028		60	62,185
					145,527

Electronics & Electrical–11.01%
Barracuda Networks, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/12/2025		6	6,038
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/30/2028		8	8,507
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR	14	16,449
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.11%	04/18/2025		76	76,128
Cambium Learning Group, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.75%	12/18/2025		40	40,512
CDK International (Concorde Lux) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.00%)	5.25%	02/19/2028	EUR	12	14,333
Clodera, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)(f)	3.25%	12/20/2027		36	35,846
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	01/01/2028		52	51,885
CommScope, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	3.36%	04/06/2026		99	99,086
Cornerstone OnDemand, Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	4.36%	04/22/2027		41	41,058

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Electronics & Electrical–(continued)
Delta Topco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027		$161	$ 161,540
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	12/01/2028		24	25,061
Devoteam (Castillon S.A.S. - Bidco) (France)
Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	10/09/2027	EUR	12	14,162
Term Loan B-2 (3 mo. EURIBOR + 4.50%)	5.25%	10/09/2027	EUR	0	528
Diebold Nixdorf, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	3.00%	11/06/2023		32	31,364
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	02/04/2028		54	53,985
Energizer Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	2.75%	12/22/2027		69	69,342
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.11%	05/06/2026		26	26,175
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024		190	188,813
Forcepoint, Term Loan B (1 mo. USD LIBOR + 4.50%)	4.71%	02/01/2028		51	50,675
Fusion Connect, Inc., Term Loan (3 mo. USD LIBOR + 9.50%)	11.50%	01/14/2025		19	19,630
Hyland Software, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	07/01/2024		59	59,255
Imperva, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	01/10/2026		43	43,606
Infinite Electronics
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	5.25%	02/24/2029		17	17,104
Term Loan B (1 mo. USD LIBOR + 3.75%)	5.25%	02/24/2028		44	44,386
Internap Corp., PIK Term Loan, 5.50% PIK Rate, 2.00% Cash Rate(f)(h)	3.50%	05/08/2025		55	27,724
ION Corp., Term Loan (1 mo. USD LIBOR + 4.25%)	4.52%	10/02/2025		124	124,405
Liftoff Mobile, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	02/17/2028		41	40,660
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.87%	08/28/2027		309	309,668
Marcel Bidco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(f)	4.75%	12/31/2027		29	28,626
Mavenir Systems, Inc., Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	05/08/2025		98	98,060
McAfee LLC, Term Loan B (3 mo. USD LIBOR + 3.75%)	3.86%	09/30/2024		66	66,600
Micro Holding L.P.
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	3.61%	09/13/2024		21	20,714
Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024		98	98,325
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	4.27%	03/06/2026		33	33,357
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	6.00%	04/29/2026		125	119,525
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.72%	08/28/2026		90	89,706
Neustar, Inc., Term Loan B-4 (3 mo. USD LIBOR + 3.50%)	4.50%	08/08/2024		122	117,546
Oberthur Technologies of America Corp., Term Loan B (3 mo. EURIBOR + 3.75%)
(Acquired 08/20/2020; Cost $15,901)(i)	3.75%	01/10/2024	EUR	14	16,867
Optiv, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		216	206,825
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	01/02/2025		87	83,635
Project Leopard Holdings, Inc., Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/07/2023		98	98,619
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.46%	05/16/2025		306	306,909
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.25%	02/15/2028		142	142,654
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	7.11%	05/29/2026		15	15,370
Resideo Funding, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.75%	02/08/2028		27	26,716
Riverbed Technology, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	12/31/2025		246	239,758
PIK Second Lien Term Loan, 4.50% PIK Rate, 7.50% Cash Rate(h)	4.50%	12/31/2026		77	63,022
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		10	9,353
Sandvine Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.61%	10/31/2025		65	64,216
SkillSoft Corp., Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	04/27/2025		122	121,754
SmartBear (AQA Acquisition Holdings, Inc), Term Loan B (1 mo. USD LIBOR + 4.25%)(f)	4.75%	12/01/2027		37	37,039
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	3.73%	03/05/2027		87	86,274
SS&C Technologies, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.86%	04/16/2025		96	95,862
Term Loan B-4 (3 mo. USD LIBOR + 1.75%)	1.86%	04/16/2025		73	73,246
Term Loan B-5 (3 mo. USD LIBOR + 1.75%)	1.86%	04/16/2025		4	4,272
TIBCO Software, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	3.87%	06/30/2026		97	97,416
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.86%	05/04/2026		106	106,963
Incremental Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	05/01/2026		28	28,331
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	05/10/2027		5	5,348

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Electronics & Electrical–(continued)
Veritas US, Inc.
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	6.50%	08/13/2025	EUR	7	$ 8,952
Term Loan B-1 (1 mo. USD LIBOR + 5.50%)	6.50%	08/13/2025		$117	117,900
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)(f)	5.75%	02/18/2027		78	78,607
Weld North Education LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/17/2027		48	48,222
Xperi Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.11%	06/02/2025		65	65,561
					4,620,075

Financial Intermediaries–1.18%
Alter Domus (Participations S.a.r.l.) (Luxembourg)
Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	02/28/2028	EUR	12	14,342
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/28/2028		28	27,777
Citadel Advisors Holdings L.P., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.62%	02/15/2028		19	18,766
Everi Payments, Inc.
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.50%	05/09/2024		245	244,581
Term Loan B (1 mo. USD LIBOR + 10.50%)(f)	11.50%	05/09/2024		8	8,114
LPL Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.87%	11/12/2026		18	18,140
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	06/30/2023		95	95,799
Stiphout Finance LLC
Incremental Term Loan (1 mo. EURIBOR + 3.75%)	3.75%	10/26/2025	EUR	6	7,291
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025		12	12,108
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	4.94%	02/10/2027		46	46,541
					493,459

Food Products–1.83%
CHG PPC Parent LLC, Term Loan (3 mo. USD LIBOR + 2.75%)(f)	2.86%	03/31/2025		54	53,473
Dole Food Co., Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	5.00%	04/06/2024		113	113,671
Froneri International PLC (United Kingdom), Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	5.86%	01/29/2028		53	54,390
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025		13	13,212
Term Loan (3 mo. USD LIBOR + 3.69%)	3.80%	05/23/2025		406	405,134
JBS USA Lux S.A., Term Loan (1 mo. USD LIBOR + 2.00%)	2.11%	05/01/2026		43	42,661
Nomad Foods US LLC (United Kingdom), Term Loan B-4 (3 mo. USD LIBOR + 2.25%)	2.36%	05/15/2024		56	55,525
Shearer’s Foods LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	09/15/2027		31	30,896
					768,962

Food Service–1.19%
Euro Garages (Netherlands), Term Loan (3 mo. USD LIBOR + 4.00%)	4.25%	02/06/2025		11	10,635
IRB Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/01/2027		72	72,677
Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	02/05/2025		35	35,678
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.86%	11/19/2026		246	243,627
US Foods, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	1.86%	06/27/2023		67	66,437
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	5.50%	11/29/2024		70	70,579
					499,633

Forest Products–0.07%
Royal Oak Enterprises LLC, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/10/2027		31	30,682
Health Care–3.29%
athenahealth, Inc.
First Lien Term Loan B(g)	-	02/11/2026		93	93,710
Term Loan B (1 mo. USD LIBOR + 4.25%)	4.45%	02/11/2026		21	21,500
Colisee Patrimoine Group S.A.S. (France), Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	10/08/2027	EUR	8	9,169
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 4.25%)(f)	5.00%	12/02/2027		55	54,717
Dentalcorp Perfect Smile ULC (Canada), First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	06/06/2025		3	3,347
Domus Vi (France), Term Loan (3 mo. EURIBOR + 3.75%)	5.25%	10/31/2026	EUR	8	9,242
Elanco Animal Health, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.87%	07/30/2027		135	135,275

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Health Care–(continued)
Explorer Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027		$140	$ 140,820
Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027		38	38,222
EyeCare Partners LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	3.86%	02/05/2027		8	8,049
Gainwell Holding Corp.
Term Loan B (1 mo. USD LIBOR + 4.00%)	5.25%	10/01/2027		92	91,633
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027		93	92,540
Global Medical Response, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/02/2025		106	105,804
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	3.86%	08/06/2026		101	101,046
Inovie Group Bidco (Labosud) (France), Term Loan B (3 mo. EURIBOR + 3.75%)	5.25%	12/08/2027	EUR	27	32,638
IQVIA, Inc.
Incremental Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	2.00%	06/11/2025		15	14,534
Term Loan B-1 (3 mo. USD LIBOR + 1.75%)	1.86%	03/07/2024		26	26,204
MedAssets Sotware Intermediate Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/28/2028		29	29,624
Nemera (Financiere N BidCo) (France), Incremental Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/22/2026	EUR	6	7,103
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR	10	12,537
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	5.25%	10/29/2027	EUR	6	7,242
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	3.48%	06/30/2025		29	28,676
Precision Medicine Group LLC, Delay Draw Term Loan(g)	-	11/18/2027		11	11,087
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/08/2027		90	91,260
Synlab Bondco PLC (United Kingdom), Term Loan B-4 (3 mo. EURIBOR + 3.75%)	3.25%	11/27/2027	EUR	9	11,336
Unified Womens Healthcare, L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	12/17/2027		65	65,918
Verscend Holding Corp.
Term Loan B (3 mo. USD LIBOR + 4.50%)	4.61%	08/27/2025		8	7,639
Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	4.11%	08/07/2025		32	32,546
Waystar, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)(f)	4.75%	10/20/2026		41	41,582
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	01/15/2028		39	39,352
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	01/15/2029		17	16,822
WP CityMD Bidco LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	08/13/2026		1	646
					1,381,820

Home Furnishings–1.35%
Hayward Industries, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	08/04/2026		7	7,384
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	3.61%	08/05/2024		19	19,276
Mattress Holding Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	11/24/2027		97	98,781
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		63	63,566
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		140	132,372
SIWF Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.36%	06/15/2025		50	50,032
TGP Holdings III LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	09/25/2024		119	118,914
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	10/20/2027		77	77,839
					568,164

Industrial Equipment–2.26%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.69%	09/30/2027		118	118,984
CIRCOR International, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024		4	4,208
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	12/16/2027		48	47,920
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/19/2024		23	22,663
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/19/2024		42	42,168
Filtration Group Corp., Term Loan A (1 mo. USD LIBOR + 3.75%)	4.50%	03/29/2025		9	9,460
Gardner Denver, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.86%	03/01/2027		73	72,686
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.86%	03/31/2027		47	46,827
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.86%	03/01/2027		84	83,728

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Industrial Equipment–(continued)
North American Lifting Holdings, Inc.
Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	10/16/2024		$88	$ 92,235
Term Loan (1 mo. USD LIBOR + 11.00%)	12.00%	04/16/2025		40	38,968
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.11%	08/14/2026		44	44,164
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.48%	07/30/2027		323	326,289
					950,300

Insurance–1.29%
Acrisure LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	3.61%	01/31/2027		89	88,259
Alliant Holdings Intermediate LLC, Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	4.25%	10/15/2027		12	11,702
AmWINS Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	5.25%	02/17/2028		25	25,583
HUB International Ltd., Term Loan (1 mo. USD LIBOR + 2.75%)	2.97%	04/25/2025		53	52,115
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	09/01/2027		105	105,384
Sedgwick Claims Management Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.11%	08/08/2026		9	9,452
Term Loan (3 mo. USD LIBOR + 3.25%)	3.36%	12/31/2025		24	23,894
USI, Inc.
Term Loan (3 mo. USD LIBOR + 3.00%)	3.25%	05/16/2024		207	205,668
Term Loan (1 mo. USD LIBOR + 4.00%)	4.25%	12/02/2026		18	18,172
					540,229

Leisure Goods, Activities & Movies–2.46%
Alpha Topco Ltd. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024		188	187,319
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.20%	04/22/2026		72	61,934
Crown Finance US, Inc.
Term Loan(g)	-	05/23/2024		25	32,450
Term Loan (3 mo. EURIBOR + 2.63%)	2.38%	02/28/2025	EUR	2	2,312
Term Loan (1 mo. USD LIBOR + 2.50%)	2.76%	02/28/2025		50	43,328
Term Loan (1 mo. USD LIBOR + 2.75%)	3.01%	09/20/2026		93	79,680
CWGS Group LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	3.50%	11/08/2023		54	53,757
Deluxe Entertainment Services Group, Inc.
First Lien PIK Term Loan, 1.50% PIK Rate, 6.00% Cash Rate (Acquired 10/04/2019-12/31/2020; Cost $13,098)(f)(h)(i)	6.00%	03/25/2024		14	0
Second Lien PIK Term Loan, 2.50% PIK Rate, 7.00% Cash Rate (Acquired 08/07/2019-12/31/2020; Cost $35,243)(f)(h)(i)	2.50%	09/25/2024		51	0
HNVR Holdco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR	7	7,500
Invictus Media S.L.U. (Spain)
Term Loan B-1 (3 mo. EURIBOR + 4.75%)	6.25%	06/26/2025	EUR	26	29,272
Term Loan B-2 (3 mo. EURIBOR + 4.75%)	6.25%	06/26/2025	EUR	15	17,403
Merlin (Motion Finco S.a.r.l. and LLC) (United Kingdom)
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	6.25%	11/12/2026		19	18,718
Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	1.00%	11/12/2026		2	2,460
Metro-Goldwyn-Mayer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	2.62%	07/03/2025		48	48,446
Parques Reunidos (Spain), Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	09/27/2026	EUR	62	70,387
Sabre GLBL, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/31/2027		25	25,576
Seaworld Parks & Entertainment, Inc., Term Loan B-5 (3 mo. USD LIBOR + 3.00%)	3.75%	04/01/2024		170	168,296
Six Flage Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.87%	04/17/2026		72	70,198
UFC Holdings LLC, Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	3.75%	04/29/2026		28	28,143
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/21/2026	EUR	76	83,544
					1,030,723

Lodging & Casinos–4.37%
Aimbridge Acquisition Co., Inc.
Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	02/01/2026		66	66,366
Term Loan (1 mo. USD LIBOR + 3.75%)	3.86%	02/01/2026		30	28,537
Aristocrat Technologies, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024		69	69,818
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.61%	06/30/2025		52	52,466
Term Loan B (3 mo. USD LIBOR + 2.75%)	2.86%	12/23/2024		535	530,805

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Lodging & Casinos-(continued)
CityCenter Holdings LLC, Term Loan B (3 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024	$136	$135,406
ESH Hospitality, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.11%	09/18/2026	41	40,776
GVC Finance LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.25%	03/29/2024	46	46,034
Hilton Worldwide Finance LLC, Term Loan B-2 (3 mo. USD LIBOR + 1.75%)	1.87%	06/22/2026	72	72,275
RHP Hotel Properties L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.12%	05/11/2024	43	43,206
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.86%	08/14/2024	222	218,845
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	3.75%	07/10/2025	202	203,345
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027	214	211,860
VICI Properties 1 LLC, Term Loan B (3 mo. USD LIBOR + 1.75%)	1.86%	12/20/2024	44	43,511
Wyndham Hotels & Resorts, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.86%	05/30/2025	73	72,910
				1,836,160

Nonferrous Metals & Minerals-1.25%
ACNR Holdings, Inc., PIK Term Loan, 3.00% PIK Rate, 14.00% Cash Rate (h)	0.14%	09/16/2025	379	373,679
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 5.00%)(f)	6.00%	07/19/2025	48	47,968
Term Loan(f)(g)	-	10/27/2025	17	17,179
Kissner Group, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	03/01/2027	84	84,447
				523,273

Oil & Gas-2.22%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.11%	05/21/2025	130	120,604
Crestwood Holdings LLC, Term Loan (3 mo. USD LIBOR + 7.50%)	7.62%	03/06/2023	16	14,181
Fieldwood Energy LLC
DIP Delayed Draw Term Loan (1 mo. USD LIBOR + 8.75%)
(Acquired 07/30/2020; Cost $ 98,102)(i)	9.75%	08/04/2021	10	10,300
DIP Delayed Draw Term Loan
(Acquired 07/30/2020; Cost $ 98,102)(d)(i)	0.00%	08/04/2021	93	92,695
First Lien Term Loan
(Acquired 03/14/2018-07/31/2020; Cost $ 473,488)(i)(j)	6.25%	04/11/2022	666	200,788
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/02/2023	51	29,638
Larchmont Resources LLC, Term Loan A(g)	-	08/09/2021	60	27,216
Lower Cadence Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.11%	05/22/2026	12	11,479
McDermott International Ltd.
LOC(g)	-	06/30/2024	52	45,267
LOC(d)	0.00%	06/30/2024	107	97,017
Term Loan (1 mo. USD LIBOR + 3.00%)(f)	3.11%	06/30/2024	3	2,417
Term Loan (1 mo. USD LIBOR + 1.00%)	3.00%	06/30/2025	26	17,056
Navitas Midstream Midland Basin LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/13/2024	53	53,006
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.50%)	7.76%	03/19/2024	95	77,669
Seadrill Operating L.P., PIK Term Loan, 13.00% PIK Rate(f)(h)(i)	11.00%	03/31/2021	42	45,869
Southcross Energy Partners L.P., Revolver Loan(d)(f)	0.00%	01/31/2025	20	19,232
Sunrise Oil & Gas, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 7.00%)(f)	8.00%	01/17/2023	29	26,388
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(f)	8.00%	01/17/2023	30	23,311
Term Loan (1 mo. USD LIBOR + 7.00%)	8.00%	01/17/2023	35	16,962
				931,095

Publishing-2.10%
Cengage Learning, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023	317	313,405
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.71%	08/21/2026	254	247,432
Nielsen Finance LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	4.75%	06/30/2025	317	320,680
				881,517

Radio & Television-1.90%
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	12/15/2027	81	81,142
Gray Television, Inc.
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	2.37%	02/07/2024	24	23,654
Term Loan C (3 mo. USD LIBOR + 2.50%)	2.62%	01/02/2026	17	17,505
iHeartCommunications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.11%	05/01/2026	249	246,954

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Radio & Television-(continued)
Nexstar Broadcasting, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	2.36%	01/17/2024		$97	$96,785
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	2.87%	09/18/2026		93	93,864
Sinclair Television Group, Inc.
Term Loan B (3 mo. USD LIBOR + 2.25%)	2.37%	01/03/2024		166	165,738
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.62%	09/30/2026		71	70,743
					796,385

Retailers (except Food & Drug)-2.54%
Bass Pro Group LLC, Term Loan B (1 mo. USD LIBOR + 4.25%)	5.25%	02/26/2028		222	220,614
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/16/2027		162	163,450
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/16/2028		30	30,442
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	37	44,655
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	25	29,399
Term Loan B-3 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	41	48,302
Term Loan B-4 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	29	34,620
Term Loan B-5 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	6	7,456
Term Loan B-6 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	16	18,738
Term Loan B-7 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR	13	15,087
Petco Animal Supplies, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	5.25%	02/25/2028		92	92,013
PetSmart, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	5.25%	01/28/2028		300	302,309
Rent-A-Center, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)(f)	5.25%	01/17/2028		58	58,787
					1,065,872

Surface Transport-2.07%
American Trailer World Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)(f)	5.25%	02/28/2028		37	36,716
Daseke Cos, Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	6.00%	02/27/2024		102	102,817
Kenan Advantage Group, Inc. (The), Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022		52	51,671
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024		26	26,161
PODS LLC, Term Loan B-4 (3 mo. USD LIBOR + 2.75%)	3.75%	12/06/2024		158	158,297
Western Express, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)(f)	8.44%	02/23/2022		473	475,965
XPO Logistics, Inc., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.11%	02/24/2025		16	15,619
					867,246

Telecommunications-7.66%
Avaya, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	4.36%	12/15/2027		175	175,816
Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.25%	12/15/2027		19	19,442
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/30/2027		43	43,625
CCI Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/13/2027		101	102,264
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.36%	03/15/2027		315	314,537
Cincinnati Bell, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	10/02/2024		294	294,649
Colorado Buyer, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024		28	27,567
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/18/2027		163	163,762
Eagle Broadband Investments LLC (Mega Broadband), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	10/29/2027		31	30,725
Frontier Communications Corp., DIP Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/08/2021		81	81,890
GCI Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.50%	10/15/2025		61	61,748
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	05/16/2024		17	17,376
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	12/12/2026		72	71,896
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (1 mo. USD LIBOR + 5.50%)(e)	3.60%	07/13/2021		80	81,698
Term Loan B-3 (1 mo. USD LIBOR + 5.75%)(e)	8.00%	11/27/2023		346	352,479
Term Loan B-4 (3 mo. USD LIBOR + 6.50%)(e)	8.75%	01/02/2024		50	51,007
Term Loan B-5(e)	8.63%	01/02/2024		19	18,962
IPC Systems, Inc., Second Lien Term Loan(g)	-	02/06/2022		3	684
Iridium Satellite LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	11/04/2026		1	1,113
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.86%	03/01/2027		327	325,932

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications-(continued)
MLN US HoldCo LLC, First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.61%	11/30/2025	$210	$197,271
MTN Infrastructure TopCo, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	11/17/2024	58	58,257
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/10/2026	211	212,539
SBA Senior Finance II LLC, Term Loan (3 mo. USD LIBOR + 1.75%)	1.87%	04/11/2025	13	13,431
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.87%	12/07/2026	203	200,962
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027	193	193,962
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.11%	03/09/2027	104	103,500
				3,217,094

Utilities-2.66%
Calpine Construction Finance Co. L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.11%	01/15/2025	68	67,485
Calpine Corp.
Term Loan (3 mo. USD LIBOR + 2.00%)	2.12%	04/05/2026	56	55,671
Term Loan (1 mo. USD LIBOR + 2.50%)	2.62%	12/16/2027	31	31,366
Term Loan (3 mo. USD LIBOR + 2.00%)	2.11%	08/12/2026	35	34,634
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025	197	187,283
ExGen Renewables IV LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	12/15/2027	26	26,135
Frontera Generation Holdings LLC
DIP Term Loan(f)	0.14%	11/04/2021	26	26,321
Term Loan(j)	5.25%	05/02/2025	269	32,049
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/31/2026	156	156,467
Heritage Power LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026	173	166,452
Lightstone Holdco LLC
Term Loan B (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	143	123,671
Term Loan C (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	11	9,977
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024	66	65,488
Pike Corp.
Delayed Draw Term Loan B (1 mo. USD LIBOR + 3.00%)	3.12%	01/15/2028	17	17,129
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	3.12%	01/15/2028	23	22,609
Term Loan B	4.10%	07/24/2026	11	11,479
PowerTeam Services LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	03/06/2025	43	43,497
USIC Holding, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	12/08/2023	38	37,854
				1,115,567
Total Variable Rate Senior Loan Interests (Cost $38,371,771)				38,328,234

U.S. Dollar Denominated Bonds & Notes-5.98%
Aerospace & Defense-0.51%
Spirit AeroSystems, Inc.(k)	5.50%	01/15/2025	14	14,574
TransDigm, Inc.(k)	6.25%	03/15/2026	57	60,143
TransDigm, Inc.(k)	8.00%	12/15/2025	127	138,398
				213,115

Building & Development-0.84%
American Builders & Contractors Supply Co., Inc.(k)	4.00%	01/15/2028	42	42,491
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(k)	5.75%	05/15/2026	291	299,912
Forterra Finance LLC/FRTA Finance Corp.(k)	6.50%	07/15/2025	8	8,615
				351,018

Business Equipment & Services-0.25%
Advantage Sales & Marketing, Inc.(k)	6.50%	11/15/2028	36	36,968
Prime Security Services Borrower LLC/Prime Finance, Inc.(k)	3.38%	08/31/2027	69	67,353
				104,321

Cable & Satellite Television-0.24%
Altice Financing S.A. (Luxembourg)(k)	5.00%	01/15/2028	22	22,031
Virgin Media Secured Finance PLC (United Kingdom)(k)	4.50%	08/15/2030	76	77,786
				99,817

Chemicals & Plastics-0.03%
INEOS Quattro Finance 2 PLC (United Kingdom)(k)	3.38%	01/15/2026	15	14,981

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Senior Floating Rate Plus Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Electronics & Electrical–0.50%
CommScope, Inc.(k)	6.00%	03/01/2026	$61	$ 64,206
Diebold Nixdorf, Inc.(k)	9.38%	07/15/2025	76	85,073
Energizer Holdings, Inc.(k)	4.38%	03/31/2029	36	35,964
TTM Technologies, Inc.(k)	4.00%	03/01/2029	25	25,313
				210,556

Health Care–0.05%
Global Medical Response, Inc.(k)	6.50%	10/01/2025	21	21,866

Industrial Equipment–0.08%
Vertical US Newco, Inc. (Germany)(k)	5.25%	07/15/2027	34	35,509

Insurance–0.10%
Acrisure LLC/Acrisure Finance, Inc.(k)	4.25%	02/15/2029	41	40,342

Leisure Goods, Activities & Movies–0.15%
AMC Entertainment Holdings, Inc.(k)	10.50%	04/15/2025	52	54,812
Seaworld Parks & Entertainment, Inc.(k)	8.75%	05/01/2025	7	7,591
				62,403

Lodging & Casinos–0.38%
Caesars Entertainment, Inc.(k)	6.25%	07/01/2025	150	159,000

Radio & Television–0.56%
Diamond Sports Group LLC/Diamond Sports Finance Co.(k)	5.38%	08/15/2026	333	235,914

Retailers (except Food & Drug)–0.01%
PetSmart, Inc./PetSmart Finance Corp.(k)	4.75%	02/15/2028	6	6,212

Telecommunications–1.58%
Avaya, Inc.(k)	6.13%	09/15/2028	81	87,328
Cablevision Lightpath LLC(k)	3.88%	09/15/2027	18	17,888
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(k)	6.75%	10/01/2026	88	91,355
Consolidated Communications, Inc.(k)	6.50%	10/01/2028	19	20,382
Frontier Communications Corp.(k)	5.88%	10/15/2027	150	160,781
Lumen Technologies, Inc.(k)	4.00%	02/15/2027	113	115,663
Radiate Holdco LLC/Radiate Finance, Inc.(k)	4.50%	09/15/2026	6	6,090
Windstream Escrow LLC/Windstream Escrow Finance Corp.(k)	7.75%	08/15/2028	161	165,126
				664,613

Utilities–0.70%
Calpine Corp.(k)	3.75%	03/01/2031	45	43,502
Calpine Corp.(k)	4.50%	02/15/2028	242	249,018
				292,520
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,417,304)				2,512,187

			Shares

Common Stocks & Other Equity Interests–2.65%(l)
Business Equipment & Services–0.65%
Crossmark Holdings, Inc.(f)			724	132,608
iQor US, Inc.			10,131	139,555
				272,163

Containers & Glass Products–0.05%
Libbey Glass, Inc. (Acquired 11/13/2020; Cost $0)(i)			8,281	20,702

Electronics & Electrical–0.03%
Fusion Connect, Inc.(f)			1	1
Fusion Connect, Inc., Wts., expiring 12/31/2021(f)			5,909	6,795
Internap Corp.(f)			11,816	3,013
Sunguard Availability Services Capital, Inc.(f)			225	2,138
				11,947

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Senior Floating Rate Plus Fund

				Shares	Value
Industrial Equipment–0.17%
North American Lifting Holdings, Inc.				4,769	$ 72,529

Leisure Goods, Activities & Movies–0.02%
Crown Finance US, Inc.				8,184	7,143

Nonferrous Metals & Minerals–0.79%
ACNR Holdings, Inc.				6,149	86,086
ACNR Holdings, Inc.				1,554	132,867
Arch Resources, Inc.				2,392	114,625
					333,578

Oil & Gas–0.17%
HGIM Corp.				657	3,449
Larchmont Resources LLC(f)				78	3,130
McDermott International Ltd.(m)				45,326	38,527
Pacific Drilling S.A.				1,583	2,823
Sabine Oil & Gas Holdings, Inc.(m)				94	1,316
Southcross Energy Partners L.P.(f)				18,259	548
Sunrise Oil & Gas, Inc.(f)				4,407	1,322
Tribune Resources, Inc.				34,124	21,498
Tribune Resources, Inc., Wts., expiring 04/03/2023(f)				8,835	221
Vantage Drilling International(m)				20	80
					72,914

Publishing–0.17%
Clear Channel Outdoor Holdings, Inc.(m)				40,782	70,145

Radio & Television–0.32%
iHeartMedia, Inc., Class A(m)				9,341	131,428
MGOC, Inc.(f)(m)				30,400	1,789
					133,217

Surface Transport–0.28%
Commercial Barge Line Co.				407	11,396
Commercial Barge Line Co., Series A, Wts., expiring 04/27/2045				1,591	50,514
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030				4,773	1,517
Commercial Barge Line Co., Series B, Wts., expiring 04/27/2045				1,148	41,041
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045				3,444	1,459
Commercial Barge Line Co., Wts., expiring 04/27/2045				427	11,956
					117,883
Total Common Stocks & Other Equity Interests (Cost $1,999,111)					1,112,221

	Interest Rate	Maturity Date		Principal Amount (000)

Non-U.S. Dollar Denominated Bonds & Notes–1.50%
Cable & Satellite Television–0.27%
Altice France Holding S.A. (Luxembourg)(k)	4.00%	02/15/2028	EUR	100	112,924

Financial Intermediaries–0.59%
Garfunkelux Holdco 3 S.A. (Luxembourg)(k)	6.75%	11/01/2025	EUR	100	124,212
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(k)(n)	6.25%	05/01/2026	EUR	100	121,562
					245,774

Home Furnishings–0.34%
Very Group Funding PLC (The) (United Kingdom)(k)	7.75%	11/15/2022	GBP	100	142,097

Lodging & Casinos–0.30%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%) (Acquired 01/28/2021; Cost $123,806)(i)(k)(n)	5.40%	07/15/2025	GBP	100	128,244
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $604,200)					629,039

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Senior Floating Rate Plus Fund

	Shares	Value
Preferred Stocks–0.48%(l)
Containers & Glass Products–0.02%
Libbey Glass, Inc., Pfd. (Acquired 11/13/2020; Cost $0)(i)	121	$8,948

Oil & Gas–0.20%
McDermott International Ltd., Pfd.	29,217	20,452
Southcross Energy Partners L.P., Series A, Pfd.(f)	72,722	37,088
Southcross Energy Partners L.P., Series B, Pfd.(f)	19,193	27,350
		84,890

Surface Transport–0.26%
Commercial Barge Line Co., Series A, Pfd.	1,513	48,038
Commercial Barge Line Co., Series B, Pfd.	1,635	58,451
		106,489
Total Preferred Stocks (Cost $168,583)		200,327

Money Market Funds–6.99%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(o)(p)	1,760,263	1,760,263
Invesco Treasury Portfolio, Institutional Class, 0.01%(o)(p)	1,173,509	1,173,509
Total Money Market Funds (Cost $2,933,772)		2,933,772
TOTAL INVESTMENTS IN SECURITIES–108.92% (Cost $46,494,741)		45,715,780
OTHER ASSETS LESS LIABILITIES–(8.92)%		(3,742,822)
NET ASSETS–100.00%		$41,972,958

Investment Abbreviations:

DIP	- Debtor-in-Possession
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
REIT	- Real Estate Investment Trust
USD	- U.S. Dollar
Wts.	- Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Senior Floating Rate Plus Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(e)	The borrower has filed for protection in federal bankruptcy court.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)	This variable rate interest will settle after February 28, 2021, at which time the interest rate will be determined.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Restricted security. The aggregate value of these securities at February 28, 2021 was $780,811, which represented 1.86% of the Fund’s Net Assets.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28, 2021 was $232,837, which represented less than 1% of the Fund’s Net Assets.

(k)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $3,141,226, which represented 7.48% of the Fund’s Net Assets.

(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(o)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,164,347	$7,391,467	$(6,795,551)	$-	$-	$1,760,263	$ -
Invesco Treasury Portfolio, Institutional Class	776,232	4,927,645	(4,530,368)	-	-	1,173,509	35
Total	$1,940,579	$12,319,112	$(11,325,919)	$-	$-	$2,933,772	$35

(p)	The rate shown is the 7-day SEC standardized yield as of February 28, 2021.

Open Forward Foreign Currency Contracts

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

03/16/2021	Barclays Capital	EUR	40,000	USD	48,739	$ 462

03/16/2021	BNP Paribas S.A.	EUR	122,573	USD	148,611	673

03/16/2021	BNP Paribas S.A.	USD	153,396	GBP	110,975	1,226

04/16/2021	BNP Paribas S.A.	EUR	650,000	USD	790,386	5,312

04/16/2021	Canadian Imperial Bank of Commerce	EUR	182,598	USD	221,641	1,098

04/16/2021	Citibank N.A.	EUR	8,738	USD	10,689	135

04/16/2021	Goldman Sachs International	GBP	3,588	USD	5,079	79

03/16/2021	Morgan Stanley Capital Services LLC	EUR	140,000	USD	169,517	546

03/16/2021	Morgan Stanley Capital Services LLC	USD	25,875	EUR	21,484	54

03/16/2021	Morgan Stanley Capital Services LLC	USD	153,402	GBP	110,974	1,219

04/16/2021	Morgan Stanley Capital Services LLC	EUR	185,368	USD	224,948	1,060

03/16/2021	Royal Bank of Canada	EUR	122,573	USD	148,524	586

03/16/2021	State Street Bank & Trust Co.	EUR	124,227	USD	150,586	651

04/16/2021	State Street Bank & Trust Co.	EUR	185,368	USD	224,948	1,059

03/16/2021	UBS AG	EUR	143,842	USD	174,633	1,025

Subtotal–Appreciation						15,185

Currency Risk

03/16/2021	Barclays Capital	GBP	60,138	USD	82,038	(1,753)

03/16/2021	BNP Paribas S.A.	EUR	21,602	USD	26,035	(38)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Senior Floating Rate Plus Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

04/16/2021	BNP Paribas S.A.	GBP	110,975	USD	153,418	$ (1,230)

03/16/2021	Canadian Imperial Bank of Commerce	USD	221,494	EUR	182,600	(1,107)

03/16/2021	Citibank N.A.	GBP	1,673	USD	2,283	(48)

03/16/2021	Morgan Stanley Capital Services LLC	GBP	60,138	USD	82,053	(1,738)

03/16/2021	Morgan Stanley Capital Services LLC	USD	224,795	EUR	185,367	(1,069)

04/16/2021	Morgan Stanley Capital Services LLC	GBP	110,974	USD	153,424	(1,223)

04/16/2021	Morgan Stanley Capital Services LLC	USD	728,920	EUR	600,000	(4,236)

03/16/2021	Royal Bank of Scotland plc	USD	169,594	EUR	140,000	(623)

03/16/2021	State Street Bank & Trust Co.	USD	224,794	EUR	185,367	(1,069)

04/16/2021	State Street Bank & Trust Co.	EUR	100,000	USD	120,488	(292)

03/16/2021	UBS AG	GBP	100,000	USD	136,452	(2,879)

Subtotal–Depreciation						(17,305)

Total Forward Foreign Currency Contracts						$ (2,120)

Abbreviations:

EUR	- Euro
GBP	- British Pound Sterling
USD	- U.S. Dollar

Portfolio Composition†*

By credit quality, based on total investments

as of February 28, 2021

BBB	0.10%

BBB-	4.76

BB+	6.09

BB	4.42

BB-	9.79

B+	16.68

B	25.32

B-	14.35

CCC+	5.35

CCC	1.30

CCC-	0.04

D	0.84

Non-Rated	7.88

Equity	3.08

†Source:

Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

*	Excluding money market fund holdings, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Senior Floating Rate Plus Fund

Statement of Assets and Liabilities

February 28, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $43,560,969)	$42,782,008

Investments in affiliated money market funds, at value (Cost $2,933,772)	2,933,772

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	15,185

Cash	694,416

Foreign currencies, at value (Cost $120,520)	120,117

Receivable for:
Investments sold	2,149,542

Fund shares sold	44,417

Dividends	27

Interest	147,210

Investments matured, at value (Cost $739,022)	83,641

Investment for trustee deferred compensation and retirement plans	19,794

Other assets	56,397

Total assets	49,046,526

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	17,305

Payable for:
Investments purchased	5,974,851

Dividends	21,930

Fund shares reacquired	508,917

Accrued fees to affiliates	35,551

Accrued trustees’ and officers’ fees and benefits	54

Accrued other operating expenses	56,697

Trustee deferred compensation and retirement plans	19,794

Unfunded loan commitments	438,469

Total liabilities	7,073,568

Net assets applicable to shares outstanding	$41,972,958

Net assets consist of:
Shares of beneficial interest	$58,540,127

Distributable earnings (loss)	(16,567,169)

$41,972,958

Net Assets:
Class A	$17,771,115

Class C	$6,331,143

Class R	$30,180

Class Y	$17,608,212

Class R5	$8,749

Class R6	$223,559

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	2,229,370

Class C	794,701

Class R	3,789

Class Y	2,206,480

Class R5	1,099

Class R6	27,978

Class A:
Net asset value per share	$7.97

Maximum offering price per share (Net asset value of $7.97 ÷ 96.75%)	$8.24

Class C:
Net asset value and offering price per share	$7.97

Class R:
Net asset value and offering price per share	$7.97

Class Y:
Net asset value and offering price per share	$7.98

Class R5:
Net asset value and offering price per share	$7.96

Class R6:
Net asset value and offering price per share	$7.99

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Senior Floating Rate Plus Fund

Statement of Operations

For the six months ended February 28, 2021

(Unaudited)

Investment income:
Interest	$1,133,093

Dividends	4,410

Other income	1,260

Dividends from affiliated money market funds	35

Total investment income	1,138,798

Expenses:
Advisory fees	155,852

Administrative services fees	2,884

Custodian fees	21,248

Distribution fees:
Class A	21,571

Class C	33,623

Class R	56

Interest, facilities and maintenance fees	19,217

Transfer agent fees – A, C, R and Y	40,917

Transfer agent fees – R5	4

Transfer agent fees – R6	117

Trustees’ and officers’ fees and benefits	9,546

Registration and filing fees	66,220

Reports to shareholders	2,933

Professional services fees	60,905

Other	21,297

Total expenses	456,390

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(208,491)

Net expenses	247,899

Net investment income	890,899

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(3,433,410)

Foreign currencies	18,857

Forward foreign currency contracts	(35,909)

(3,450,462)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	5,122,480

Foreign currencies	(3,138)

Forward foreign currency contracts	(2,120)

5,117,222

Net realized and unrealized gain	1,666,760

Net increase in net assets resulting from operations	$2,557,659

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Senior Floating Rate Plus Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	February 28,	August 31,
	2021	2020

Operations:
Net investment income	$890,899	$2,718,211

Net realized gain (loss)	(3,450,462)	(8,546,417)

Change in net unrealized appreciation (depreciation)	5,117,222	(1,000,388)

Net increase (decrease) in net assets resulting from operations	2,557,659	(6,828,594)

Distributions to shareholders from distributable earnings:
Class A	(418,540)	(1,252,565)

Class C	(130,190)	(371,079)

Class R	(529)	(576)

Class Y	(382,078)	(1,093,408)

Class R5	(214)	(456)

Class R6	(5,854)	(21,410)

Total distributions from distributable earnings	(937,405)	(2,739,494)

Share transactions–net:
Class A	(1,775,132)	(11,139,609)

Class C	(1,024,592)	(3,458,573)

Class R	14,581	6,131

Class Y	4,359,435	(9,143,568)

Class R6	(42,017)	(273,016)

Net increase (decrease) in net assets resulting from share transactions	1,532,275	(24,008,635)

Net increase (decrease) in net assets	3,152,529	(33,576,723)

Net assets:
Beginning of period	38,820,429	72,397,152

End of period	$41,972,958	$38,820,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Senior Floating Rate Plus Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/21	$7.66	$0.18	$0.32	$0.50	$(0.19)	$7.97	6.53	%(d)	$17,771	1.20	%(d)(e)	2.27	%(d)(e)	1.10	%(d)(e)	4.54	%(d)(e)	35%
Year ended 08/31/20	8.83	0.40	(1.18)	(0.78)	(0.39)	7.66	(8.88)		18,833	1.39		2.08		1.10		4.88		71
One month ended 08/31/19	9.01	0.04	(0.17)	(0.13)	(0.05)	8.83	(1.49)		33,819	1.59	(f)	2.82	(f)	1.10	(f)	5.69	(f)	1
Year ended 07/31/19	9.39	0.51	(0.39)	0.12	(0.50)	9.01	1.39		35,079	2.00		2.31		1.14		5.52		44
Year ended 07/31/18	9.46	0.47	(0.12)	0.35	(0.42)	9.39	3.84		29,757	1.74		1.90		1.29		5.02		77
Year ended 07/31/17	9.13	0.45	0.30	0.75	(0.42)	9.46	8.35		28,945	1.61		1.85		1.30		4.82		84
Year ended 07/31/16	9.58	0.49	(0.44)	0.05	(0.50)	9.13	0.77		18,042	1.78		2.05		1.30		5.38		69
Class C
Six months ended 02/28/21	7.65	0.14	0.33	0.47	(0.15)	7.97	6.20		6,331	2.10	(e)	3.03	(e)	2.00	(e)	3.64	(e)	35
Year ended 08/31/20	8.83	0.32	(1.18)	(0.86)	(0.32)	7.65	(9.82)		7,084	2.29		2.84		2.00		3.98		71
One month ended 08/31/19	9.01	0.04	(0.18)	(0.14)	(0.04)	8.83	(1.58)		12,054	2.49	(f)	3.57	(f)	2.00	(f)	4.79	(f)	1
Year ended 07/31/19	9.39	0.43	(0.39)	0.04	(0.42)	9.01	0.51		12,486	2.88		3.07		2.02		4.64		44
Year ended 07/31/18	9.45	0.40	(0.11)	0.29	(0.35)	9.39	3.12		14,889	2.53		2.66		2.08		4.22		77
Year ended 07/31/17	9.13	0.38	0.29	0.67	(0.35)	9.45	7.50		14,909	2.41		2.62		2.10		4.05		84
Year ended 07/31/16	9.57	0.41	(0.42)	(0.01)	(0.43)	9.13	(0.03)		11,401	2.56		2.81		2.08		4.60		69
Class R
Six months ended 02/28/21	7.65	0.17	0.33	0.50	(0.18)	7.97	6.54		30	1.45	(e)	2.53	(e)	1.35	(e)	4.29	(e)	35
Year ended 08/31/20	8.83	0.36	(1.16)	(0.80)	(0.38)	7.65	(9.19)		15	1.64		2.34		1.35		4.63		71
One month ended 08/31/19	9.01	0.04	(0.18)	(0.14)	(0.04)	8.83	(1.55)		10	1.84	(f)	3.09	(f)	1.35	(f)	5.45	(f)	1
Year ended 07/31/19(g)	9.10	0.09	(0.09)	0.00	(0.09)	9.01	(0.03)		10	2.03		2.54		1.17		5.49		44
Class Y
Six months ended 02/28/21	7.66	0.19	0.33	0.52	(0.20)	7.98	6.80		17,608	0.95	(e)	2.03	(e)	0.85	(e)	4.79	(e)	35
Year ended 08/31/20	8.83	0.42	(1.18)	(0.76)	(0.41)	7.66	(8.68)		12,625	1.14		1.84		0.85		5.13		71
One month ended 08/31/19	9.01	0.04	(0.17)	(0.13)	(0.05)	8.83	(1.46)		25,903	1.34	(f)	2.57	(f)	0.85	(f)	5.94	(f)	1
Year ended 07/31/19	9.40	0.53	(0.39)	0.14	(0.53)	9.01	1.54		27,285	1.76		2.07		0.90		5.76		44
Year ended 07/31/18	9.46	0.50	(0.11)	0.39	(0.45)	9.40	4.21		28,691	1.48		1.66		1.03		5.27		77
Year ended 07/31/17	9.13	0.48	0.30	0.78	(0.45)	9.46	8.62		25,676	1.36		1.59		1.05		5.06		84
Year ended 07/31/16	9.58	0.51	(0.43)	0.08	(0.53)	9.13	1.02		11,222	1.51		1.77		1.03		5.65		69
Class R5
Six months ended 02/28/21	7.65	0.18	0.33	0.51	(0.20)	7.96	6.68		9	0.98	(e)	1.92	(e)	0.88	(e)	4.76	(e)	35
Year ended 08/31/20	8.83	0.41	(1.17)	(0.76)	(0.42)	7.65	(8.76)		8	1.17		1.80		0.88		5.10		71
One month ended 08/31/19	9.01	0.04	(0.18)	(0.14)	(0.04)	8.83	(1.51)		10	1.37	(f)	2.56	(f)	0.88	(f)	5.92	(f)	1
Year ended 07/31/19(g)	9.10	0.10	(0.10)	0.00	(0.09)	9.01	0.05		10	1.62	(f)	2.05	(f)	0.76	(f)	5.90	(f)	44
Class R6
Six months ended 02/28/21	7.67	0.19	0.33	0.52	(0.20)	7.99	6.80		224	0.93	(e)	1.93	(e)	0.83	(e)	4.81	(e)	35
Year ended 08/31/20	8.86	0.42	(1.19)	(0.77)	(0.42)	7.67	(8.82)		256	1.12		1.74		0.83		5.15		71
One month ended 08/31/19	9.04	0.05	(0.18)	(0.13)	(0.05)	8.86	(1.47)		600	1.32	(f)	2.49	(f)	0.83	(f)	5.97	(f)	1
Year ended 07/31/19	9.43	0.53	(0.39)	0.14	(0.53)	9.04	1.59		609	1.72		2.00		0.86		5.80		44
Year ended 07/31/18	9.49	0.51	(0.11)	0.40	(0.46)	9.43	4.31		666	1.38		1.55		0.93		5.38		77
Year ended 07/31/17	9.14	0.48	0.32	0.80	(0.45)	9.49	8.95		389	1.26		1.38		0.95		5.07		84
Year ended 07/31/16	9.58	0.53	(0.44)	0.09	(0.53)	9.14	1.23		12	1.40		1.56		0.92		5.77		69

(a)	Calculated using average shares outstanding.
(b)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended February 28, 2021.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $17,771, $6,780, $23, $15,194, $9 and $236 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Senior Floating Rate Plus Fund

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Senior Floating Rate Plus Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

25	Invesco Senior Floating Rate Plus Fund

other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Industry Focus – To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

K.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may

26	Invesco Senior Floating Rate Plus Fund

fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

L.

LIBOR Risk – The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

M.

Other Risks – The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

N.

Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the NAV of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $200 million	0.800%
Next $200 million	0.770%
Next $200 million	0.740%
Next $200 million	0.710%
Next $4.2 billion	0.650%
Over $5 billion	0.630%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended February 28, 2021, the effective advisory fee rate incurred by the Fund was 0.79%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.

The Adviser has contractually agreed, through at least December 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.10%, 2.00%, 1.35%, 0.85%, 0.88% and 0.83%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2021, the Adviser waived advisory fees of $155,852, reimbursed fund level expenses of $11,461 and reimbursed class level expenses of $18,320, $7,004, $23, $15,570, $4 and $117 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

27	Invesco Senior Floating Rate Plus Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2021, IDI advised the Fund that IDI retained $596 in front-end sales commissions from the sale of Class A shares and $0 and $154 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended February 28, 2021, there were transfers from Level 3 to Level 2 of $1,090,611, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $214,213, due to third party vendor quotations utilizing single market quotes.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$–	$36,646,207	$1,682,027	$38,328,234
U.S. Dollar Denominated Bonds & Notes	–	2,512,187	–	2,512,187
Common Stocks & Other Equity Interests	354,805	605,851	151,565	1,112,221
Non-U.S. Dollar Denominated Bonds & Notes	–	629,039	–	629,039
Preferred Stocks	20,452	115,437	64,438	200,327
Money Market Funds	2,933,772	–	–	2,933,772
Total Investments in Securities	3,309,029	40,508,721	1,898,030	45,715,780

Other Investments - Assets*
Investments Matured	–	83,641	–	83,641
Forward Foreign Currency Contracts	–	15,185	–	15,185
	–	98,826	–	98,826

Other Investments - Liabilities*
Forward Foreign Currency Contracts	–	(17,305)	–	(17,305)
Total Other Investments	–	81,521	–	81,521
Total Investments	$3,309,029	$40,590,242	$1,898,030	$45,797,301

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

28	Invesco Senior Floating Rate Plus Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended February 28, 2021:

	Value 08/31/20	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 02/28/21
Variable Rate Senior Loan Interests	$2,176,987	$997,865	$(417,965)	$2,529	$(54,985)	$68,207	$–	$(1,090,611)	$1,682,027
Common Stocks & Other Equity Interests	8,489	-	-	-	(1,003,529)	996,830	149,775	-	151,565
Preferred Stocks	-	-	(4,507)	-	4,507	-	64,438	-	64,438
Investments Matured	43,997	3,276	(46,731)	3,276	(74)	(3,744)	-	-	-
Total	$2,229,473	$1,001,141	$(469,203)	$5,805	$(1,054,081)	$1,061,293	$214,213	$(1,090,611)	$1,898,030

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 02/28/21	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
			Illiquidity Premium	N/A	3.69%
Western Express, Inc., Second Lien Term Loan	$475,965	Discounted Cash Flow Model	Implied Rating	N/A	B+	(a)

(a)

The Fund fair values certain corporate loans using a discounted cash flow model which incorporates the company’s earnings before interest, taxes, depreciation, and amortization and leverage to determine an implied rating. The yield to maturity on other issues with similar leverage and rating is used as a basis for the discount rate, with an additional illiquidity premium applied. The illiquidity premium was determined based on the implied discount rate at origination. The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. Such security’s fair valuation could increase (decrease) significantly based on a decrease (increase) in the illiquidity premium. Such security’s fair valuation could also increase (decrease) based on an increase (decrease) in the implied rating or a decrease (increase) in the yield to maturity on other issues.

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2021:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$15,185
Derivatives not subject to master netting agreements	-
Total Derivative Assets subject to master netting agreements	$15,185

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(17,305)
Derivatives not subject to master netting agreements	-
Total Derivative Liabilities subject to master netting agreements	$(17,305)

29	Invesco Senior Floating Rate Plus Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2021.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/ Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Capital	$462	$(1,753)	$(1,291)	$-	$-	$(1,291)
BNP Paribas S.A.	7,211	(1,268)	5,943	-	-	5,943
Canadian Imperial Bank of Commerce	1,098	(1,107)	(9)	-	-	(9)
Citibank N.A.	135	(48)	87	-	-	87
Goldman Sachs International	79	-	79	-	-	79
Morgan Stanley Capital Services LLC	2,879	(8,266)	(5,387)	-	-	(5,387)
Royal Bank of Canada	586	-	586	-	-	586
Royal Bank of Scotland plc	-	(623)	(623)	-	-	(623)
State Street Bank & Trust Co.	1,710	(1,361)	349	-	-	349
UBS AG	1,025	(2,879)	(1,854)	-	-	(1,854)
Total	$15,185	$(17,305)	$(2,120)	$-	$-	$(2,120)

Effect of Derivative Investments for the six months ended February 28, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(35,909)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(2,120)
Total	$(38,029)

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$7,839,090

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $140.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund has entered into a $50 million loan and security agreement, which will expire on September 16, 2021. The loan and security agreement is secured by the assets of the Fund.

During the six months ended February 28, 2021, the average daily balance of borrowing under the loan and security agreement was $571,429 with an average interest rate of 1.94%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the loan and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At February 28, 2021, the fund had no borrowings outstanding under this agreement.

30	Invesco Senior Floating Rate Plus Fund

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

The Fund is subject to certain covenants relating to the loan and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the loan and security agreement.

NOTE 8–Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of February 28, 2021. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

		Principal
Borrower	Type	Amount	Value
Fieldwood Energy LLC	DIP Delayed Draw Term Loan	$92,695	$92,695
Hillman Group, Inc. (The)	Delayed Draw Term Loan	13,505	13,505
LBM Holdings LLC	Delayed Draw Term Loan	9,213	9,213
McDermott International Ltd.	LOC	107,201	97,017
Peraton Corp.	Delayed Draw Term Loan	206,807	206,807
Southcross Energy Partners L.P.	Revolver Loan	19,725	19,232
			$438,469

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$1,448,457	$10,164,436	$11,612,893

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2021 was $16,791,110 and $14,431,968, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,387,865
Aggregate unrealized (depreciation) of investments	(2,897,876)
Net unrealized appreciation (depreciation) of investments	$(1,510,011)

Cost of investments for tax purposes is $47,307,312.

NOTE 11–Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended February 28, 2021, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

	Principal
Selling Participant	Amount	Value
Barclays Bank PLC	$107,201	$98,089

31	Invesco Senior Floating Rate Plus Fund

NOTE 12–Dividends

The Fund declared the following dividends from net investment income subsequent to February 28, 2021:

		Amount Per Share
Share Class	Record Date	Payable March 31, 2021

Class A	Daily	0.0192

Class C	Daily	0.0132

Class R	Daily	0.0176

Class Y	Daily	0.0208

Class R5	Daily	0.0207

Class R6	Daily	0.0210

NOTE 13–Share Information

	Summary of Share Activity

	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	208,214	$1,648,383	633,577	$5,283,680

Class C	67,981	538,068	203,759	1,695,574

Class R	1,932	14,995	4,423	32,577

Class Y	979,028	7,664,749	2,014,026	16,700,480

Class R6	226	1,804	8,877	77,117

Issued as reinvestment of dividends:
Class A	43,515	340,620	124,196	1,007,828

Class C	13,844	108,177	37,903	305,099

Class R	52	404	19	141

Class Y	41,292	324,030	90,876	732,042

Class R6	627	4,902	2,494	20,458

Automatic conversion of Class C shares to Class A shares:
Class A	71,239	560,257	32,107	257,018

Class C	(71,250)	(560,257)	(32,117)	(257,018)

Reacquired:
Class A	(553,647)	(4,324,392)	(2,159,905)	(17,688,135)

Class C	(141,727)	(1,110,580)	(649,234)	(5,202,228)

Class R	(103)	(818)	(3,633)	(26,587)

Class Y	(461,577)	(3,629,344)	(3,390,205)	(26,576,090)

Class R6	(6,242)	(48,723)	(45,736)	(370,591)

Net increase (decrease) in share activity	193,404	$1,532,275	(3,128,573)	$(24,008,635)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 14–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

NOTE 15–Significant Event

The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Senior Floating Rate Fund (the “Acquiring Fund”).

The reorganization was consummated on April 23, 2021. Upon closing of the reorganization, shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund, and the Fund liquidated and ceased operations.

32	Invesco Senior Floating Rate Plus Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,066.70	$6.15	$1,018.84	$6.01	1.20%
Class C	1,000.00	1,060.60	10.73	1,014.38	10.49	2.10
Class R	1,000.00	1,065.40	7.43	1,017.60	7.25	1.45
Class Y	1,000.00	1,067.90	4.87	1,020.08	4.76	0.95
Class R5	1,000.00	1,068.10	5.03	1,019.93	4.91	0.98
Class R6	1,000.00	1,068.00	4.77	1,020.18	4.66	0.93

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

33	Invesco Senior Floating Rate Plus Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	O-SFLRP-SAR-1

Semiannual Report to Shareholders	February 28, 2021

Invesco Short Duration High Yield Municipal Fund
Nasdaq: A: ISHAX ◾ C: ISHCX ◾ Y: ISHYX ◾ R5: ISHFX ◾ R6: ISHSX

2	Fund Performance
4	Schedule of Investments
27	Financial Statements
30	Financial Highlights
31	Notes to Financial Statements
38	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 8/31/20 to 2/28/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.
Class A Shares	4.61%
Class C Shares	4.12
Class Y Shares	4.63
Class R5 Shares	4.76
Class R6 Shares	4.67
S&P Municipal Bond High Yield Index▼ (Broad Market Index)	5.52
Custom Invesco Short Duration High Yield Municipal Index∎ (Style-Specific Index)	3.39
Lipper High Yield Municipal Debt Funds Index◆ (Peer Group Index)	4.82
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ◆Lipper Inc.
The S&P Municipal Bond High Yield Index is an unmanaged index considered representative of municipal bonds that are not rated or are rated below investment grade.
The Custom Invesco Short Duration High Yield Municipal Index is composed of 60% S&P Municipal Bond High Yield Index and 40% S&P Municipal Bond Short Index. The S&P Municipal Bond High Yield Index is considered representative of municipal bonds that are not rated or are rated below investment grade. The S&P Municipal Bond Short Index is considered representative of US municipal bonds with maturities between six months and four years.
The Lipper High Yield Municipal Debt Funds Index is an unmanaged index considered representative of high-yield municipal debt funds tracked by Lipper.
The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Short Duration High Yield Municipal Fund

Average Annual Total Returns
As of 2/28/21, including maximum applicable sales charges

Class A Shares
Inception (9/30/15)	3.62%
5 Years	3.32
1 Year	-4.55

Class C Shares
Inception (9/30/15)	3.32%
5 Years	3.06
1 Year	-3.82

Class Y Shares
Inception (9/30/15)	4.37%
5 Years	4.10
1 Year	-1.98

Class R5 Shares
Inception (9/30/15)	4.43%
5 Years	4.16
1 Year	-1.74

Class R6 Shares
Inception	4.31%
5 Years	4.05
1 Year	-1.93

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Short Duration High Yield Municipal Fund

Schedule of Investments

February 28, 2021 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.29%
Alabama–1.40%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	$1,350	$1,394,469
Fairfield (City of), AL; Series 2012, GO Wts.	6.00%	06/01/2031	3,585	2,868,000
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB(a)	5.50%	01/01/2028	90	60,360
Series 2014, RB	3.50%	07/01/2026	5,022	2,410,793
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.00%	08/01/2025	1,300	1,340,898
Series 2016 A, RB	5.25%	08/01/2030	200	208,350
Talladega (County of), AL; Series 2002 D, TAC (INS - NATL)(b)	5.25%	01/01/2029	25	25,092
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	4.50%	05/01/2032	9,000	10,019,070
				18,327,032

Alaska–0.02%
Northern Tobacco Securitization Corp.; Series 2006 A, RB	4.63%	06/01/2023	220	223,555

American Samoa–0.09%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.25%	09/01/2029	1,000	1,151,260

Arizona–3.87%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB	5.00%	07/01/2030	495	590,540
Series 2017 A, Ref. RB	5.00%	07/01/2031	515	611,732
Series 2017 A, Ref. RB	5.00%	07/01/2032	545	644,604
Series 2017 A, Ref. RB	5.00%	07/01/2033	575	676,729
Series 2017 A, Ref. RB	5.00%	07/01/2034	600	705,000
Arizona (State of) Industrial Development Authority (ACCEL Schools); Series 2018 A, RB(c)	5.00%	08/01/2033	1,955	2,159,767
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(c)	5.00%	07/01/2022	1,025	1,054,694
Series 2017, Ref. RB(c)	6.00%	07/01/2037	3,440	4,181,217
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(c)	5.00%	07/01/2026	500	551,760
Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa & Red Rock Campus); Series 2019, RB(c)	4.88%	07/15/2021	120	120,156
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2034	1,875	1,850,419
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence);
Series 2017 A, Ref. RB(c)	4.38%	07/01/2029	1,000	1,028,710
Series 2017 A, Ref. RB(c)	5.00%	07/01/2032	500	517,600
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(c)	4.50%	07/01/2029	765	802,294
Series 2019, RB(c)	5.00%	07/01/2039	2,135	2,242,753
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(c)	5.00%	06/01/2031	3,505	3,619,719
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(c)	4.75%	12/15/2028	770	853,984
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(c)	5.00%	07/15/2028	1,000	1,117,420
Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus);
Series 2019 A, IDR(c)	5.00%	12/15/2039	400	435,472
Series 2019 A, IDR(c)	5.00%	12/15/2049	700	753,312
City of Phoenix Civic Improvement Corp.; Series 2019 B, RB(d)	4.00%	07/01/2038	1,750	1,967,787
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix);
Series 2018 A, Ref. RB	3.60%	07/01/2023	445	448,507
Series 2018 A, Ref. RB	5.00%	07/01/2038	320	337,539
Greater Arizona Development Authority; Series 2007 A, RB (INS - NATL)(b)	4.38%	08/01/2032	10	10,026

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of), AZ Industrial Development Authority (Basis Schools); Series 2016 A, Ref. RB(c)	5.00%	07/01/2035	$1,000	$1,095,510
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.63%	09/01/2042	2,850	2,936,298
Phoenix (City of), AZ Industrial Development Authority (Leman Academy of Excellence - Oro Valley);
Series 2019 A, RB(c)	5.00%	07/01/2034	250	258,368
Series 2019 A, RB(c)	5.00%	07/01/2039	205	211,183
Series 2019 B, RB(c)	5.50%	07/01/2024	155	156,432
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(c)	4.60%	06/15/2025	315	329,723
Series 2015, Ref. RB(c)	5.38%	06/15/2035	1,000	1,084,330
Series 2019, Ref. RB(c)	5.00%	06/15/2034	730	779,786
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	7,700	7,939,547
Pima (County of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB(c)	4.75%	05/01/2030	2,295	2,404,701
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(c)	5.00%	09/01/2026	330	349,143
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(c)	4.13%	07/01/2026	1,225	1,251,534
Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools);
Series 2019, RB(c)	5.00%	07/01/2029	300	329,343
Series 2019, RB(c)	5.00%	07/01/2034	400	430,136
Series 2019, RB(c)	5.00%	07/01/2039	500	532,405
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	225	231,874
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(c)	6.13%	10/01/2052	300	318,714
Series 2017 B, RB(c)	4.00%	10/01/2023	2,780	2,780,389
				50,701,157

California–7.63%
Atwater (City of), CA;
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	05/01/2030	590	720,355
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	05/01/2033	700	838,712
California (State of);
Series 1996, GO Bonds (INS - FGIC)(b)	5.38%	06/01/2026	2,360	2,390,515
Series 2020, GO Bonds(e)	3.00%	03/01/2046	2,500	2,636,750
Series 2020, GO Bonds(e)	4.00%	03/01/2046	2,500	2,884,750
California (State of) Community Housing Agency (Excelsior Charter Schools); Series 2020 A, RB(c)	5.00%	06/15/2040	1,060	1,145,245
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	135	135,176
California (State of) County Tobacco Securitization Agency (Los Angeles County Securization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2034	600	720,150
Series 2020 A, Ref. RB	4.00%	06/01/2035	450	538,434
Series 2020 A, Ref. RB	4.00%	06/01/2036	375	446,565
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	2,215	2,217,879
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(c)	5.00%	06/01/2028	430	480,151
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(d)	4.00%	07/15/2029	11,000	12,332,760
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/25/2017; Cost $707,500)(a)(c)(d)(f)	7.00%	12/01/2027	710	355,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(a)(c)(d)	7.50%	07/01/2032	4,950	3,217,500
Series 2020, RB(c)(d)	7.50%	07/01/2032	1,000	911,830
California (State of) Public Finance Authority; Series 2019 A, RB(c)	6.25%	07/01/2054	3,000	3,426,870
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 B, RB(c)	5.00%	07/01/2026	250	248,940
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,000	1,030,900
California (State of) School Finance Authority (TEACH Public Schools);
Series 2019 A, RB(c)	5.00%	06/01/2029	285	316,712
Series 2019 A, RB(c)	5.00%	06/01/2039	740	800,488

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(c)	5.00%	06/01/2022	$205	$206,890
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,000	1,042,290
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(c)	4.00%	06/01/2021	140	140,681
Series 2016, Ref. RB(c)	4.00%	06/01/2026	500	529,045
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(c)	5.00%	07/01/2029	900	994,599
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2002 B, RB	5.63%	05/01/2029	50	50,192
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.00%	11/01/2021	730	736,650
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB	5.30%	06/01/2037	20,000	20,808,000
Series 2007 B, RB(g)	0.00%	06/01/2047	6,715	1,474,211
Series 2017 A-1, Ref. RB	5.00%	06/01/2028	1,825	2,239,019
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	145	176,514
Series 2018 A-1, Ref. RB	3.50%	06/01/2036	3,875	3,947,734
Huntington Park (City of), CA Public Financing Authority; Series 2004 A, Ref. RB (INS - AGM)(b)	5.00%	09/01/2022	1,880	1,886,749
Irvine Unified School District (Community Facilities District No. 09-1); Series 2017 B, RB	5.00%	09/01/2033	225	272,048
Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing); Series 2008 A, Ref. RB	7.00%	09/01/2028	140	140,095
North City (City of), CA West School Facilities Financing Authority; Series 2012 A, RB (INS - AGM)(b)	5.00%	09/01/2026	605	642,498
Northern California Energy Authority; Series 2018 A, RB(h)	4.00%	07/01/2024	10,000	11,010,700
Northern Inyo (County of), CA Local Hospital District; Series 2010, RB	6.00%	12/01/2021	60	60,153
Redding (City of), CA Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2022	2,000	2,006,460
Riverside (County of), CA Redevelopment Successor Agency (Interstate 215 Corridor Redevelopment); Series 2011 E, RB(i)	6.50%	12/01/2021	30	31,392
Sacramento (County of), CA (Juvenile Courthouse); Series 2003, COP (INS - AMBAC)(b)	5.00%	12/01/2034	5,405	5,419,053
San Bernardino (City of), CA Joint Powers Financing Authority;
Series 2005 A, Ref. RB (INS - AGM)(b)	5.75%	10/01/2021	1,000	1,029,440
Series 2005 A, Ref. RB (INS - AGM)(b)	5.75%	10/01/2022	125	135,215
Series 2005 B, Ref. RB (INS - AGM)(b)	5.75%	10/01/2021	225	231,624
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2033	1,195	1,529,409
Vacaville Unified School District; Series 2020 D, GO Bonds	4.00%	08/01/2045	1,850	2,115,567
West Covina (City of), CA Public Financing Authority (Big League Dreams); Series 2006 A, RB	5.00%	06/01/2030	3,200	3,208,256
				99,860,166

Colorado–4.13%
3rd and Havana Metropolitan District; Series 2020 A, GO Bonds	4.50%	12/01/2030	2,490	2,621,447
Amber Creak Metropolitan District; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2037	750	787,613
Arista Metroplitan District;
Series 2018 A, Ref. GO Bonds	4.38%	12/01/2028	1,000	1,073,010
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,330,718
Arkansas (State of) River Power Authority; Series 2006, RB(i)	5.88%	10/01/2021	350	361,267
Brighton Crossing Metropolitan District No. 6;
Series 2020 A, GO Bonds	5.00%	12/01/2035	530	573,073
Series 2020 A, GO Bonds	5.00%	12/01/2040	515	550,756
Centerra Metropolitan District No. 1; Series 2020 A, Ref. GO Bonds	4.00%	12/01/2029	1,115	1,173,381
Clear Creek Station Metropolitan District No. 2; Series 2017 A, Ref. GO Bonds	4.38%	12/01/2032	778	815,570
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community);
Series 2017 A, Ref. RB	5.00%	05/15/2025	525	579,023
Series 2017 A, Ref. RB	5.00%	05/15/2026	475	534,309
Colorado (State of) Health Facilities Authority (Ralston Creek at Arvada); Series 2017 B, RB	4.00%	11/01/2027	4,100	4,116,236
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(c)	5.00%	12/01/2025	150	152,433
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	545	513,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2020 A, Ref. RB	4.00%	01/15/2033	$500	$594,945
Series 2020 A, Ref. RB	4.00%	07/15/2034	1,250	1,476,525
Series 2020 A, Ref. RB	4.00%	07/15/2036	700	819,266
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	1,000	1,074,760
Colorado International Center Metropolitan District No. 14; Series 2018, Ref. GO Bonds	5.63%	12/01/2032	1,000	1,081,860
Copper Ridge Metropolitan District; Series 2019, RB	4.00%	12/01/2029	3,300	3,206,874
Denver (City & County of), CO;
Series 1992 C, RB(d)(i)	6.13%	11/15/2025	265	277,646
Series 2018 A, RB(d)(e)	5.00%	12/01/2029	1,500	1,872,660
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(d)	5.00%	10/01/2032	1,500	1,593,120
Denver (City & County of), CO Health & Hospital Authority (550 Acoma, Inc.);
Series 2018, COP	5.00%	12/01/2028	310	392,345
Series 2018, COP	5.00%	12/01/2029	500	629,615
Series 2018, COP	5.00%	12/01/2030	350	438,347
Series 2018, COP	5.00%	12/01/2031	375	467,483
Series 2018, COP	5.00%	12/01/2032	455	564,851
Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2038	1,374	1,471,843
Frisco (Town of), CO (Marina Enterprise); Series 2019, RB	5.00%	12/01/2036	600	651,984
Godding Hollow Metropolitan District (In The Town of Frederick); Series 2018, GO Bonds	6.50%	12/01/2034	478	507,521
Grandby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(c)	4.88%	12/01/2028	850	897,753
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	1,500	1,625,865
Kinston Metropolitan District No. 5; Series 2020 A, GO Bonds	4.63%	12/01/2035	1,000	1,071,160
Mirabelle Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2039	700	750,379
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.13%	12/01/2031	1,500	1,596,225
Nine Mile Metropolitan District; Series 2020, RB	4.63%	12/01/2030	2,265	2,402,825
North Park Metropolitan District No. 1; Seires 2018 A-2, RB	5.13%	12/01/2028	1,500	1,619,040
Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	2,250	2,363,805
Plaza Metropolitan District No. 1; Series 2013, Ref. RB(c)	5.00%	12/01/2040	1,465	1,507,646
Solaris Metropolitan District No. 3; Series 2016 A, Ref. GO Bonds	5.00%	12/01/2036	1,000	1,049,960
Southlands Metropolitan District No. 1; Series 2017 A-1, Ref. GO Bonds	5.00%	12/01/2037	500	564,600
Thompson Crossing Metropolitan District No. 4; Series 2019, Ref. GO Bonds	3.50%	12/01/2029	515	537,500
Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	5.00%	12/01/2041	2,700	2,879,442
Vauxmont Metropolitan District; Series 2019, Ref. GO Bonds (INS - AGM)(b)	3.25%	12/15/2050	1,000	1,054,730
Villages at Castle Rock Metropolitan District No. 6 (Cobblestone Ranch); Series 2007, GO Bonds(g)	0.00%	12/01/2037	507	164,227
Westerly Metropolitan District No. 4;
Series 2021 A, GO Bonds	4.13%	12/01/2031	615	613,647
Series 2021 A, GO Bonds	5.00%	12/01/2040	1,000	1,034,630
				54,037,065

Connecticut–0.32%
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2030	3,890	4,159,888

Delaware–0.22%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(c)	5.00%	07/01/2028	2,627	2,822,817

District of Columbia–3.93%
District of Columbia (Howard University); Series 2011 A, RB(h)(i)	6.25%	04/01/2021	100	100,485
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	4.13%	07/01/2027	1,365	1,382,103
Series 2017 A, RB	5.00%	07/01/2032	1,500	1,559,250
District of Columbia (Mandarin Oriental Hotel); Series 2002, RB (INS - AGM)(b)	5.25%	07/01/2022	100	100,378
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.50%	05/15/2033	20,950	23,225,588
Series 2001, RB	6.75%	05/15/2040	24,435	25,138,242
				51,506,046

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–5.37%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB	5.63%	11/15/2029	$185	$184,920
Series 2014, RB	6.00%	11/15/2029	1,000	1,003,840
Series 2014, RB	6.00%	11/15/2034	1,500	1,486,035
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2011 A, RB	7.50%	11/15/2021	100	100,498
Series 2011 A, RB	8.00%	11/15/2031	900	903,231
Amelia Concourse Community Development District; Series 2019 B-1, RB	5.25%	05/01/2029	1,715	1,872,952
Broward (County of), FL Housing Finance Authority (Golden Villas); Series 2008 B, RB(d)(h)	6.75%	04/01/2025	45	45,173
Broward (County of), FL Housing Finance Authority (Heron Pointe Apartments);
Series 1997 A, RB(d)	5.65%	11/01/2022	10	10,037
Series 1997 A, RB(d)	5.70%	11/01/2029	20	20,081
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(c)	5.88%	07/01/2040	250	264,885
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.); Series 2017, RB(c)	5.38%	08/01/2032	1,000	885,160
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(c)	5.00%	12/15/2035	1,085	1,193,533
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 B, RB	4.00%	07/01/2028	750	299,520
Series 2018 B, RB	4.25%	07/01/2033	625	249,081
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2027	1,000	1,052,170
Capital Trust Agency, Inc. (University Bridge LLC Student Housing); Series 2018 A, RB(c)	4.00%	12/01/2028	2,200	2,380,950
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(c)	4.00%	10/15/2029	1,810	1,911,088
Celebration Community Development District; Series 2002 A, RB (INS - NATL)(b)	5.00%	05/01/2022	25	25,040
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, RB(c)(d)	5.00%	10/01/2029	1,000	1,124,420
Florida (State of) Higher Educational Facilities Financial Authority (Nova Southeastern University); Series 2012, Ref. RB(i)	5.00%	04/01/2022	1,000	1,052,010
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2020 C, Ref. RB(c)	4.00%	09/15/2030	470	501,730
Series 2020 C, Ref. RB(c)	5.00%	09/15/2040	400	438,448
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(c)(d)(h)	6.25%	01/01/2024	3,405	3,353,653
Series 2019 A, Ref. RB(c)(d)(h)	6.38%	01/01/2026	5,000	4,862,150
Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	2,110	2,191,256
Jacksonville (City of), FL Economic Development Commission (Metropolitan Parking Solutions);
Series 2005 A, RB (INS - ACA)(b)(d)	5.88%	06/01/2025	6,020	6,041,491
Series 2005 A, RB (INS - ACA)(b)(d)	5.88%	06/01/2031	3,060	3,070,129
Series 2005, RB (INS - ACA)(b)(d)	5.75%	10/01/2024	4,680	4,696,708
Series 2005, RB (INS - ACA)(b)(d)	5.50%	10/01/2030	3,665	3,676,178
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	4,000	4,426,280
Series 2020 B-3, Ref. RB	3.38%	08/15/2026	2,500	2,514,325
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(c)	5.00%	07/15/2028	600	664,362
Series 2018 A, RB(c)	5.38%	07/15/2038	1,300	1,390,792
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB(i)	4.75%	10/01/2022	135	141,268
Orlando (City of), FL Community Redevelopment Agency (Conroy Road District);
Series 2012, Ref. RB	5.00%	04/01/2022	1,520	1,583,658
Series 2012, Ref. RB	5.00%	04/01/2023	1,095	1,142,030
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.); Series 2016, Ref. RB	5.00%	11/15/2032	3,000	3,546,570
Palm Beach (County of), FL Health Facilities Authority (Harbour’s Edge); Series 2004 A, RB	6.00%	11/15/2024	20	20,075
Pembroke Harbor Community Development District; Series 2008 A, RB	7.00%	05/01/2038	1,150	1,155,647
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2029	2,000	2,279,740
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates);
Series 2019, Ref. IDR	5.00%	01/01/2029	1,115	1,247,473
Series 2019, Ref. IDR	5.00%	01/01/2039	1,750	1,921,867
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(c)(d)	5.88%	01/01/2033	3,000	3,167,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Santa Rosa (City of), FL Bay Bridge Authority; Series 1996 C, RB (INS - ACA)(b)	6.25%	07/01/2028	$187	$187,352
				70,285,536

Georgia–1.91%
Albany (City of) & Dougherty (Country of), GA Payroll Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(d)	5.30%	05/15/2026	810	813,005
Burke (County of), GA Development Authority (Oglethorpe Power Corp.); Series 2017 E, RB(h)	3.25%	02/03/2025	3,000	3,275,070
DeKalb (County of), GA Housing Authority (Baptist Retirement Communities of Georgia, Inc. & Clairmont Crest, Inc.); Series 2019 A, Ref. RB(c)	4.25%	01/01/2029	1,400	1,281,406
Floyd (County of), GA Development Authority (The Spires at Berry College); Series 2018 A, RB	5.50%	12/01/2028	1,900	1,873,951
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2034	2,185	2,663,471
Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(b)	5.00%	12/01/2023	10	10,035
Georgia State Environmental Loan Acquisition Corp.; Series 2011, RB(h)(i)	5.13%	03/15/2021	4,175	4,182,473
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(c)	5.00%	06/15/2027	500	520,465
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(c)	5.00%	11/01/2023	2,280	2,406,016
Series 2017 A, Ref. RB(c)	5.00%	11/01/2037	2,000	2,159,560
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	5.75%	12/01/2028	2,630	2,618,375
Series 2018, RB	5.50%	12/01/2028	1,125	1,106,123
Private Colleges & Universities Authority (Mercer University); Series 2012 C, Ref. RB	5.25%	10/01/2027	1,600	1,689,536
Randolph (County of), GA; Series 2012 A, GO Bonds	5.00%	04/01/2022	435	446,602
				25,046,088

Guam–0.69%
Guam (Territory of); Series 2019, GO Bonds(d)	5.00%	11/15/2031	2,525	2,750,609
Guam (Territory of) Department of Education (John F. Kennedy);
Series 2020, Ref. COP	4.25%	02/01/2030	1,500	1,577,070
Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,943,847
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,807,485
				9,079,011

Idaho–0.24%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.00%	11/15/2027	1,105	1,126,481
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2018 A, RB(c)	4.63%	07/01/2029	185	205,104
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. RB	6.75%	07/01/2036	526	577,435
Series 2014 A, Ref. RB	6.75%	07/01/2048	1,061	1,156,528
Power County Industrial Development Corp. (FMC Corp.); Series 1999, RB(d)	6.45%	08/01/2032	130	130,609
				3,196,157

Illinois–9.83%
Aurora (City of), IL (East River Area TIF No. 6); Series 2018 A, Ref. RB	5.00%	12/30/2027	1,150	1,196,230
Aurora (City of), IL (River City TIF No. 3); Series 2018 B, Ref. RB	4.50%	12/30/2023	1,230	1,253,788
Bartlett (Village of), IL (Quarry Redevelopment); Series 2016, Ref. RB	4.00%	01/01/2024	975	976,930
Berwyn (City of), IL; Series 2020, RB(c)	4.00%	12/01/2028	1,610	1,630,624
Bradley (Village of), IL (Bradley Commons);
Series 2018 A, Ref. RB	5.00%	01/01/2023	425	441,477
Series 2018 A, Ref. RB	5.00%	01/01/2024	455	479,625
Series 2018 A, Ref. RB	5.00%	01/01/2025	485	516,758
Series 2018 A, Ref. RB	5.00%	01/01/2026	505	544,425
Series 2018 A, Ref. RB	5.00%	01/01/2027	530	576,529
Centerpoint Intermodal Center Program Trust; Series 2004 A, RB(c)(h)	4.00%	12/15/2022	1,135	1,148,075
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	5.63%	01/01/2029	1,000	1,195,950
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	1,500	1,767,675
Chicago (City of), IL (Hearts United Apartments); Series 1999 A, RB (CEP - GNMA)(d)	5.60%	01/01/2041	70	70,350

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(b)(g)	0.00%	12/01/2025	$1,000	$930,640
Series 2011 A, GO Bonds	5.00%	12/01/2041	205	209,328
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,131,940
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	2,000	2,208,220
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2026	2,000	2,356,640
Chicago (State of) Board of Education;
Series 2019 A, Ref. GO Bonds(g)	0.00%	12/01/2025	1,000	921,910
Series 2019 A, Ref. GO Bonds(g)	0.00%	12/01/2026	1,000	891,100
Series 2021 B, Ref. GO Bonds	5.00%	12/01/2030	2,250	2,769,232
Chicago O’Hare International Airport;
Series 2017 D, RB	5.25%	01/01/2029	1,500	1,836,030
Series 2017 D, RB	5.25%	01/01/2030	3,000	3,648,060
Series 2017 G, RB(d)	5.25%	01/01/2028	250	305,393
Series 2017 G, RB(d)	5.25%	01/01/2029	350	424,676
Series 2017 G, RB(d)	5.25%	01/01/2030	400	482,176
Series 2017 G, RB(d)	5.25%	01/01/2031	350	420,245
Cicero (Town of), IL;
Series 2012, Ref. GO Bonds	5.00%	12/01/2023	1,295	1,398,963
Series 2012, Ref. GO Bonds	5.00%	12/01/2024	1,005	1,085,310
Series 2012, Ref. GO Bonds	5.00%	12/01/2025	725	782,804
Cook (County of), IL; Series 2018, RB(e)	5.25%	11/15/2036	2,250	2,755,823
East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.25%	12/01/2022	550	552,475
Hillside (Village of), IL (Mannheim Redevelopment);
Series 2018, Ref. RB	5.00%	01/01/2024	925	956,986
Series 2018, Ref. RB	5.00%	01/01/2030	2,195	2,315,045
Illinois (State of);
First Series 2020, GO Bonds (INS - NATL)(b)(e)(j)	6.00%	11/01/2026	3,500	4,236,680
Series 2013, GO Bonds	5.50%	07/01/2033	1,500	1,607,595
Series 2014, GO Bonds	5.00%	05/01/2021	860	866,106
Series 2017 D, GO Bonds	5.00%	11/01/2022	5,000	5,324,700
Series 2017 D, GO Bonds	5.00%	11/01/2023	6,500	7,104,045
Series 2017 D, GO Bonds(e)(j)	5.00%	11/01/2023	2,250	2,458,463
Series 2017 D, GO Bonds	5.00%	11/01/2025	4,000	4,548,400
Series 2018 A, GO Bonds(e)(j)	6.00%	05/01/2025	2,500	2,928,125
Series 2020, GO Bonds	5.38%	05/01/2023	1,000	1,088,620
Series 2020, GO Bonds	5.50%	05/01/2030	2,000	2,508,220
Illinois (State of) Finance Authority; Series 2007, RB	5.40%	04/01/2027	140	140,302
Illinois (State of) Finance Authority (Benedictine University);
Series 2017, Ref. RB	5.00%	10/01/2030	1,000	1,117,300
Series 2017, Ref. RB	5.00%	10/01/2033	1,000	1,103,300
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(d)	8.00%	06/01/2032	11,805	11,817,749
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(c)	5.25%	12/01/2025	400	428,924
Illinois (State of) Finance Authority (Lake Forest College); Series 2012 A, RB	5.00%	10/01/2022	205	211,843
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2027	2,065	2,386,872
Illinois (State of) Finance Authority (Mercy Health System); Series 2016, Ref. RB	5.00%	12/01/2026	2,700	3,207,141
Illinois (State of) Finance Authority (Montgomery Place); Series 2017, Ref. RB	5.00%	05/15/2024	1,115	1,152,040
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(c)(h)	4.75%	08/01/2030	6,500	6,942,065
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 A, RB (Acquired 04/25/2016-09/27/2016; Cost $686,232)(f)	6.20%	05/15/2030	685	616,500
Series 2016 A, RB (Acquired 11/29/2018; Cost $282,030)(f)	6.33%	05/15/2048	336	302,175
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(i)	5.25%	08/15/2023	455	483,105
Illinois (State of) Finance Authority (Plymouth Place); Series 2015, Ref. RB	5.00%	05/15/2025	250	262,330
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	2,000	2,003,440

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2027	$425	$513,192
Series 2017, Ref. RB	5.00%	08/01/2028	500	598,705
Series 2017, Ref. RB	5.00%	08/01/2029	325	386,276
Series 2017, Ref. RB	5.00%	08/01/2030	380	448,560
Series 2017, Ref. RB	5.00%	08/01/2031	375	439,972
Series 2017, Ref. RB	5.00%	08/01/2033	470	547,273
Illinois (State of) Finance Authority (Three Crowns Park); Series 2017, Ref. RB	4.00%	02/15/2027	1,795	1,753,123
Illinois (State of) Housing Development Authority (Lifelink Developments); Series 2006, RB (CEP - GNMA)(d)	4.70%	10/20/2026	655	656,762
Illinois (State of) Medical District Commission;
Series 2002, COP (INS - NATL)(b)	5.13%	06/01/2026	50	50,113
Series 2002, COP (INS - NATL)(b)	5.25%	06/01/2032	140	140,260
Illinois (State of) Sports Facilities Authority (The); Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2029	1,000	1,263,660
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	234	239,066
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	4.25%	01/01/2029	1,000	1,008,640
Quad Cities Regional Economic Development Authority (Augustana College);
Series 2012, Ref. RB	5.00%	10/01/2023	295	312,408
Series 2012, Ref. RB	5.00%	10/01/2024	275	290,414
Series 2012, Ref. RB	5.00%	10/01/2025	445	468,923
Series 2012, Ref. RB	5.00%	10/01/2026	400	420,776
Series 2012, Ref. RB	5.00%	10/01/2027	450	472,351
Regional Transportation Authority; Series 2018 B, RB(e)	5.00%	06/01/2030	3,000	3,820,410
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB	5.00%	01/01/2032	5,000	6,024,650
St. Clair County School District No. 189 (East St. Louis);
Series 2011, GO Bonds	5.38%	01/01/2022	1,000	1,001,370
Series 2011, GO Bonds	5.50%	01/01/2023	1,540	1,542,094
Yorkville (United City of), IL (United City Special Services Area); Series 2013, Ref. RB	4.60%	03/01/2025	1,220	1,233,213
				128,659,683

Indiana–1.40%
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	4.80%	01/01/2028	400	404,080
Indiana (State of) Finance Authority (Butler University); Series 2012 A, Ref. RB	5.00%	02/01/2022	500	520,300
Indiana (State of) Finance Authority (Deaconess Health System); Series 2011 A, Ref. RB(h)	6.00%	09/01/2028	7,220	7,220,000
Indiana (State of) Finance Authority (Irvington Community School); Series 2018 A, Ref. RB(c)	5.50%	07/01/2028	960	1,010,439
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 B, RB	3.00%	11/01/2030	2,000	2,100,040
Series 2012 C, RB	3.00%	11/01/2030	2,000	2,100,040
Lake County 2000 Building Corp.; Series 2012, RB	5.00%	02/01/2024	4,200	4,300,506
Mishawaka (City of), IN; Series 2017, RB(c)	5.10%	01/01/2032	615	621,242
				18,276,647

Iowa–0.54%
Ackley (City of), IA (Grand Jivante); Series 2018 A, RB	4.50%	08/01/2033	600	601,614
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	4.30%	10/01/2028	660	654,086
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,000	1,098,540
Series 2013, Ref. RB(h)	5.25%	12/01/2033	1,540	1,679,385
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	4.13%	05/15/2038	1,250	1,360,750
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	4.45%	08/01/2028	625	650,888
Series 2018, RB	5.00%	08/01/2033	500	522,710
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, RB	5.60%	06/01/2034	500	507,065
				7,075,038

Kansas–0.83%
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2027	1,440	1,594,627
Pittsburg (City of), KS (North Broadway - Pittsburg Town Center); Series 2006, RB	4.80%	04/01/2027	355	293,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Wichita (City of), KS (Kansas Masonic Home);
Series 2016 II-A, RB	4.25%	12/01/2024	$500	$498,600
Series 2016 II-A, RB	5.00%	12/01/2031	1,800	1,817,766
Series 2016 II-A, RB	5.25%	12/01/2036	1,000	1,016,270
Wichita (City of), KS (Larksfield Place); Series 2013 III, Ref. RB	7.13%	12/15/2036	1,000	1,069,810
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2028	935	1,002,479
Series 2018 I, Ref. RB	5.00%	05/15/2033	500	523,975
Series 2019, Ref. RB	4.00%	05/15/2023	655	662,690
Series 2019, Ref. RB	5.00%	05/15/2026	1,110	1,180,907
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,246,864
				10,907,733

Kentucky–0.41%
Ashland Kentucky (Ashland Hospital Corp. d/b/a King’s Daughters Medical Center); Series 2016 A, Ref. RB	5.00%	02/01/2029	1,000	1,131,550
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	725	786,400
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2021	265	265,832
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2032	1,000	1,127,700
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.00%	11/15/2025	600	610,464
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2020 A, RB	4.00%	10/01/2040	1,300	1,469,546
				5,391,492

Louisiana–2.35%
Calcasieu Parish Industrial Development Board, Inc. (Citgo Petroleum Corp.); Series 1993, RB(d)	6.00%	07/01/2023	70	70,113
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston Parish Gomesha) (Green Bonds); Series 2018, Ref. RB(c)	5.38%	11/01/2038	4,665	5,159,117
Louisiana (State of) Local Government Environmental Facilities and Community Development Authority (Vermilion (Parish of), LA Gomesa) (Green Bonds); Series 2019, RB(c)	4.63%	11/01/2038	2,080	2,223,021
Louisiana Housing Corp.; Series 2009 A, RB	7.25%	09/01/2039	360	322,830
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2034	540	662,888
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2036	1,115	1,357,780
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2037	755	916,751
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2038	475	575,277
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	1,000	1,238,980
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2033	715	881,938
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2034	515	632,198
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2011, RB(c)(h)	5.85%	06/01/2025	4,000	4,512,480
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(h)	2.10%	07/01/2024	1,000	1,021,380
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	515	549,634
Series 2015, Ref. RB	5.25%	11/15/2029	1,550	1,703,837
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030	5,155	5,168,558
Series 2013 A, Ref. RB	5.25%	05/15/2035	3,410	3,703,840
				30,700,622

Maine–0.13%
Maine (State of) Finance Authority (Supplemental Education Loan Program);
Series 2017 A-1, RB (INS - AGC)(b)(d)	5.00%	12/01/2022	500	538,310
Series 2017 A-1, RB (INS - AGC)(b)(d)	5.00%	12/01/2023	100	111,426
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB(h)(i)	7.50%	07/01/2021	1,000	1,024,110
				1,673,846

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–0.49%
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2026	$2,160	$2,238,041
Series 2017, Ref. RB	5.00%	09/01/2027	1,100	1,144,121
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	4.00%	09/01/2027	425	453,063
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(c)	4.00%	02/15/2028	480	507,691
Howard (County of), MD (Vantage House Facility);
Series 2016, Ref. RB	5.00%	04/01/2021	85	85,109
Series 2017, Ref. RB	5.00%	04/01/2021	132	132,168
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB(c)	5.00%	07/01/2027	400	439,652
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Medical Institutions Parking Facilities); Series 1996, Ref. RB (INS - AMBAC)(b)	5.50%	07/01/2026	60	60,119
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB(c)(d)	4.00%	07/01/2024	1,360	1,413,067
				6,473,031

Massachusetts–0.59%
Collegiate Charter School of Lowell;
Series 2019, RB	5.00%	06/15/2029	490	549,515
Series 2019, RB	5.00%	06/15/2039	1,000	1,093,470
Lynn Housing Authority & Neighborhood Development;
Series 2018, Ref. RB	3.60%	10/01/2023	200	208,650
Series 2018, Ref. RB	3.75%	10/01/2024	250	262,423
Series 2018, Ref. RB	4.00%	10/01/2025	200	212,172
Series 2018, Ref. RB	4.00%	10/01/2026	100	105,922
Series 2018, Ref. RB	4.00%	10/01/2027	150	158,565
Series 2018, Ref. RB	4.25%	10/01/2028	320	340,064
Series 2018, Ref. RB	4.38%	10/01/2029	385	409,097
Series 2018, Ref. RB	4.50%	10/01/2030	690	733,691
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2028	675	678,200
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(c)	5.00%	11/15/2033	1,500	1,651,530
Massachusetts (Commonwealth of) Development Finance Agency (Plantation Apartments L.P.); Series 2004 A, RB (LOC - Fleet National Bank)(d)(k)	5.00%	12/15/2024	1,325	1,339,535
				7,742,834

Michigan–1.82%
Advanced Technology Academy;
Series 2019, Ref. RB	3.88%	11/01/2029	810	831,894
Series 2019, Ref. RB	5.00%	11/01/2034	400	434,972
Detroit (City of), MI;
Series 2018, GO Bonds	5.00%	04/01/2023	1,000	1,075,840
Series 2018, GO Bonds	5.00%	04/01/2026	1,000	1,157,560
Ecorse (City of), MI; Series 2011, GO Bonds	5.80%	11/01/2026	2,035	2,099,713
Michigan (State of) Finance Authority (Cesar Chavez Academy);
Series 2019, Ref. RB	3.25%	02/01/2024	295	300,676
Series 2019, Ref. RB	4.00%	02/01/2029	700	746,431
Series 2019, Ref. RB	5.00%	02/01/2033	830	917,955
Michigan (State of) Finance Authority (Lawrence Technological University); Series 2017, Ref. RB	5.25%	02/01/2027	4,225	4,717,128
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2003 B-2, RB	6.00%	11/01/2023	30	30,131
Michigan (State of) Finance Authority (McLaren Health Care); Series 2012 A, Ref. RB	5.00%	06/01/2025	20	21,089
Michigan (State of) Finance Authority (Universal Learning Academy);
Series 2018, Ref. RB	5.00%	11/01/2023	300	311,847
Series 2018, Ref. RB	5.50%	11/01/2028	500	571,680
Series 2018, Ref. RB	6.00%	11/01/2032	500	576,380
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(d)	5.00%	12/31/2033	2,000	2,457,580
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB(d)	5.00%	12/31/2032	1,730	2,136,862
Michigan Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	3,000	3,068,370
Summit Academy North; Series 2016, Ref. RB	4.00%	11/01/2021	550	554,367

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.); Series 2016 A, Ref. RB(c)	5.00%	07/01/2026	$1,835	$1,860,690
				23,871,165

Minnesota–1.27%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.00%	12/01/2033	1,250	1,264,175
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	1,130	1,058,098
Deephaven (City of), MN (Seven Hills Preparatory Academy);
Series 2017, RB	4.38%	10/01/2027	245	255,589
Series 2017, RB	5.00%	10/01/2037	1,000	1,033,690
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	1,680	1,850,688
Series 2018 A, Ref. RB	5.00%	11/01/2033	1,070	1,210,138
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(c)	5.50%	07/01/2027	590	653,136
Series 2017 A, RB(c)	6.00%	07/01/2032	1,080	1,220,292
Minnetonka (City of), MN (Preserve at Shady Oak); Series 2018 C, Ref. RB	4.50%	03/01/2033	250	242,110
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2015, RB	5.00%	12/01/2021	470	476,904
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, Ref. RB (Acquired 12/26/2018; Cost $2,000,000)(a)(c)(f)(h)	6.00%	07/01/2027	2,000	2,106,120
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(c)	5.25%	07/01/2033	140	157,090
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023	225	234,506
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.00%	09/01/2026	1,000	1,113,240
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.00%	10/01/2031	250	250,297
Series 2018, Ref. RB	4.13%	10/01/2033	250	250,630
St. Paul Park (City of), MN (Presbyterian Homes Bloomington);
Series 2017, Ref. RB	3.80%	09/01/2029	350	362,411
Series 2017, Ref. RB	3.90%	09/01/2030	565	585,380
Series 2017, Ref. RB	4.00%	09/01/2031	585	606,850
Series 2017, Ref. RB	4.00%	09/01/2032	400	413,992
Series 2017, Ref. RB	4.10%	09/01/2033	500	518,300
Wayzata (City of), MN (Folkstone Senior Living Co.); Series 2019, Ref. RB	5.00%	08/01/2035	100	106,762
West St. Paul (City of), MN (Walker Westwood Ridge Campus); Series 2017, Ref. RB	4.00%	11/01/2030	650	642,785
				16,613,183

Mississippi–0.21%
Mississippi (State of) Development Bank (Hospital Construction & Ref.); Series 2014, Ref. RB	5.00%	09/01/2030	720	812,894
Mississippi (State of) Development Bank (Jackson County Industrial Water System); Series 2009, VRD RB(l)	0.01%	12/01/2039	850	850,000
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,000	1,032,820
				2,695,714

Missouri–2.00%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	480	480,984
Branson (City of), MO Industrial Development Authority (Branson Shoppes Redevelopment);
Series 2017 A, Ref. RB	4.00%	11/01/2025	1,440	1,492,488
Series 2017 A, Ref. RB	4.00%	11/01/2026	750	773,483
Cape Girardeau (County of), MO Industrial Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(d)	5.30%	05/15/2028	30	30,097
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(c)	4.50%	12/01/2029	1,890	1,981,400
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District);
Series 2016 A, Ref. RB(c)	4.25%	04/01/2026	410	425,543
Series 2016 A, Ref. RB(c)	5.00%	04/01/2036	2,000	2,050,360
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(c)	4.38%	02/01/2031	1,000	1,062,130

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. IDR	5.00%	05/15/2026	$1,000	$1,112,960
Series 2017 A, Ref. IDR	5.00%	05/15/2027	800	902,456
Series 2017, Ref. RB	5.00%	05/15/2023	1,000	1,054,980
Series 2017, Ref. RB	5.00%	05/15/2024	1,500	1,616,115
Maryland Heights (City of), MO (Westport Plaza Redevelopment);
Series 2020, RB	3.63%	11/01/2031	1,750	1,828,767
Series 2020, RB	4.13%	11/01/2038	2,500	2,613,150
Missouri (State of) Development Finance Board (Crackneck Creek); Series 2013 B, Ref. RB	4.13%	03/01/2029	75	75,131
Northpark Lane Community Improvement District; Series 2018, RB	4.50%	11/01/2036	1,315	1,317,433
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(c)	4.25%	10/01/2034	1,325	1,329,333
St. Louis (City of), MO (Lambert-St. Louis International Airport); Series 2012, Ref. RB(d)	5.00%	07/01/2021	1,165	1,182,358
St. Louis (City of), MO Land Clearance Redevelopment Authority; Series 2019, RB	3.88%	10/01/2035	2,570	2,504,182
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2025	1,000	1,133,020
Series 2018 A, RB	5.00%	09/01/2026	1,000	1,153,750
				26,120,120

Nebraska–0.42%
Central Plains Energy Project (No. 4); Series 2018, RB(h)	5.00%	01/01/2024	5,000	5,562,900

Nevada–0.38%
Director of the State of Nevada Department of Business & Industry (Somerset Academy); Series 2018 A, RB(c)	4.50%	12/15/2029	640	680,423
Las Vegas (City of), NV Special Improvement District No. 607;
Series 2013, Ref. RB	5.00%	06/01/2022	310	322,877
Series 2013, Ref. RB	5.00%	06/01/2023	295	316,435
Series 2013, Ref. RB	5.00%	06/01/2024	110	120,937
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	4.75%	12/01/2040	350	388,077
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada);
Series 2017 A, RB(c)	5.00%	07/15/2027	335	375,498
Series 2017 A, RB(c)	5.00%	07/15/2037	500	544,285
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(c)	2.75%	06/15/2028	1,000	1,017,800
Tahoe-Douglas Visitors Authority; Series 2020, RB	5.00%	07/01/2032	1,000	1,180,430
				4,946,762

New Hampshire–0.34%
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(c)(d)(h)	3.75%	07/02/2040	420	434,247
New Hampshire (State of) Business Finance Authority (Covanta);
Series 2018 A, Ref. RB(c)(d)	4.00%	11/01/2027	1,500	1,568,295
Series 2020 A, Ref. RB(c)(h)	3.63%	07/02/2040	260	268,577
New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB (Acquired 06/12/2017; Cost $1,585,000)(a)(c)(f)	5.25%	07/01/2027	1,585	1,188,750
Series 2017 B, RB (Acquired 06/12/2017; Cost $1,455,000)(a)(c)(f)	4.13%	07/01/2024	1,455	945,750
				4,405,619

New Jersey–5.53%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(b)	5.75%	11/01/2028	180	222,948
New Jersey (State of); Series 2020 A, GO Bonds	5.00%	06/01/2029	1,500	1,901,085
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(b)(e)(j)	5.50%	09/01/2022	3,000	3,229,110
Series 2012 II, Ref. RB	5.00%	03/01/2023	1,500	1,566,135
Series 2012, Ref. RB	5.00%	06/15/2025	600	628,182
Series 2017 B, Ref. RB	5.00%	11/01/2023	1,500	1,670,490
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.); Series 2019 A, RB(c)	5.00%	06/15/2039	825	894,985
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(d)	5.25%	09/15/2029	3,000	3,188,550
Series 2012, RB(d)	5.75%	09/15/2027	200	207,958

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(c)	5.13%	11/01/2029	$215	$235,560
New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017 A, RB(c)	5.00%	07/01/2027	395	434,247
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(c)	4.75%	10/01/2028	1,650	1,756,590
New Jersey (State of) Economic Development Authority (New Jersey Transportation Bonds); Series 2020 A, RB	5.00%	11/01/2030	3,225	4,002,838
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	560	689,707
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2022	215	219,805
Series 2012 C, RB	5.00%	07/01/2032	1,385	1,419,168
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(m)	1.63%	03/01/2028	1,000	1,001,670
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(c)	4.25%	09/01/2027	210	221,995
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2018 B, Ref. RB(d)	5.00%	12/01/2026	1,000	1,204,470
Series 2018 B, Ref. RB(d)	5.00%	12/01/2027	1,000	1,223,730
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(g)	0.00%	12/15/2028	715	615,286
Series 2008 A, RB(g)	0.00%	12/15/2035	1,000	673,440
Series 2009 A, RB(g)	0.00%	12/15/2032	1,465	1,098,530
Series 2010 A, RB (INS - BAM)(b)(g)	0.00%	12/15/2028	4,850	4,337,889
Series 2010 A, RB(g)	0.00%	12/15/2031	1,575	1,222,232
Series 2013 AA, RB	5.25%	06/15/2031	1,150	1,247,532
Series 2018 A, Ref. RB	5.00%	12/15/2024	1,000	1,153,170
Series 2018 A, Ref. RN(e)(j)	5.00%	06/15/2029	1,000	1,173,270
Series 2018 A, Ref. RN(e)(j)	5.00%	06/15/2030	2,845	3,314,368
Series 2018 A, Ref. RN(e)(j)	5.00%	06/15/2031	4,680	5,434,510
Series 2019 BB, RB	5.00%	06/15/2044	2,000	2,331,860
Series 2019, Ref. RB	5.00%	12/15/2033	2,850	3,478,938
New Jersey Turnpike Authority; Series 2014 A, RB(e)	4.00%	01/01/2035	10,000	10,878,400
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	3.20%	06/01/2027	9,325	9,568,382
				72,447,030

New Mexico–0.25%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 A, RB	5.00%	07/01/2049	1,000	1,113,820
Series 2019 C, RB	2.25%	07/01/2023	1,525	1,525,595
Santa Fe (City of), NM (El Castillo Retirement); Series 2019, RB	2.25%	05/15/2024	650	648,394
				3,287,809

New York–6.17%
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2018, Ref. RB(c)	5.00%	10/01/2028	485	529,775
Series 2018, Ref. RB(c)	5.00%	10/01/2038	2,445	2,658,424
Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB(c)(d)	5.25%	12/31/2033	2,000	2,163,740
Series 2019, Ref. RB(c)(d)	5.50%	12/31/2040	5,000	5,353,850
Metropolitan Transportation Authority;
Series 2012 D, Ref. RB	5.00%	11/15/2030	2,000	2,124,180
Series 2020 A-2, RB	4.00%	02/01/2022	2,500	2,572,675
Subseries 2020 A-1, RB (INS - AGM)(b)(e)	4.00%	11/15/2043	10,000	11,346,700
Metropolitan Transportation Authority (Green Bonds); Series 2020 E, Ref. RB	5.00%	11/15/2029	4,100	5,156,201
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, RB (Acquired 02/28/2018; Cost $1,056,683)(f)	6.50%	01/01/2032	1,000	550,000
New York City Transitional Finance Authority; Series 2018 S-2, Ref. RB(e)	5.00%	07/15/2036	11,000	13,359,170
New York Counties Tobacco Trust II; Series 2001, RB	5.63%	06/01/2035	230	230,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust III; Series 2003, RB	6.00%	06/01/2043	$300	$300,516
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	1,690	1,829,408
Series 2016 A, Ref. RB	6.00%	06/01/2043	3,935	4,431,164
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	3,000	3,263,550
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(d)(h)	2.75%	09/02/2025	1,000	1,030,430
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(d)	5.25%	08/01/2031	3,500	4,205,040
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(d)	5.00%	08/01/2026	6,710	6,827,291
Series 2016, Ref. RB(d)	5.00%	08/01/2031	1,500	1,524,900
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(d)	5.00%	01/01/2023	2,000	2,138,300
Series 2018, RB(d)	5.00%	01/01/2030	2,000	2,398,860
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2018, RB(d)	5.00%	01/01/2022	925	954,970
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport);
Series 2020 A, Ref. RB(d)	5.00%	12/01/2024	1,250	1,424,375
Series 2020 A, Ref. RB(d)	5.00%	12/01/2025	1,200	1,401,924
Public Housing Capital Fund Revenue Trust I; Series 2012, RB(c)	4.50%	07/01/2022	646	654,060
Public Housing Capital Fund Revenue Trust II; Series 2012, RB(c)	4.50%	07/01/2022	195	194,528
Public Housing Capital Fund Revenue Trust III; Series 2012, RB(c)	5.00%	07/01/2022	1,084	1,083,675
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB (Acquired 10/25/2017; Cost $ 1,022,025)(f)(n)	5.00%	07/01/2027	1,000	500,000
Series 2013 A, RB (Acquired 02/21/2019; Cost $982,500)(f)(n)	5.00%	07/01/2032	1,000	500,000
				80,708,619

North Dakota–0.08%
Burleigh (County of), ND (University of Mary); Series 2016, RB	4.38%	04/15/2026	1,020	1,060,198

Ohio–4.11%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	815	935,750
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,000	5,589,350
Cleveland (City of) & Cuyahoga (County of), OH Port Authority; Series 2010, RB	6.00%	11/15/2035	1,000	1,004,250
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2029	600	671,178
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(d)	5.38%	09/15/2027	450	451,080
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2031	2,500	2,899,700
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2040	1,500	1,683,495
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(h)(i)	8.00%	07/01/2022	3,845	4,207,122
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	475	461,572
Series 2004, RB	6.40%	02/15/2034	1,950	1,737,080
Lorain (County of), OH Port Authority (Kendal at Oberlin); Series 2013 A, Ref. RB	5.00%	11/15/2030	1,500	1,613,700
Lucas Metropolitan Housing Authority;
Series 2012, RB	5.25%	09/01/2022	205	215,814
Series 2012, RB	5.25%	09/01/2023	260	273,824
Series 2012, RB	5.25%	09/01/2024	275	289,479
Series 2012, RB	5.25%	09/01/2025	290	305,996
Series 2012, RB	5.25%	09/01/2026	305	321,824
Series 2012, RB	5.25%	09/01/2027	320	337,651
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2038	4,470	4,968,763
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2017 A, Ref. RB(e)	4.00%	01/01/2036	8,675	10,032,811
Series 2018, Ref. RB(c)	5.00%	12/01/2023	4,185	4,434,928
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(d)	5.00%	12/31/2025	340	397,644

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 D, Ref. PCR(h)	4.25%	09/15/2021	$1,975	$2,010,293
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2019 A, Ref. PCR	3.25%	09/01/2029	2,000	2,141,460
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC);
Series 2017, RB(c)(d)	3.75%	01/15/2028	1,110	1,225,751
Series 2017, RB(c)(d)	4.25%	01/15/2038	250	276,620
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 1999 A1, RB (CEP - GNMA)(d)	5.25%	09/01/2030	10	10,025
Ohio (State of) Housing Finance Agency (Sanctuary at Springboro); Series 2017, RB(c)	5.13%	01/01/2032	500	497,295
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	735	736,007
Southern Ohio Port Authority (Purecycle); Series 2020 A, RB(c)(d)	6.25%	12/01/2025	3,620	3,756,148
Youngstown (City of), OH Metropolitan Housing Authority;
Series 2014, RB	3.20%	06/15/2023	100	100,080
Series 2014, RB	4.00%	12/15/2024	210	210,378
				53,797,068

Oklahoma–0.42%
Comanche (County of), OK Hospital Authority;
Series 2012 A, Ref. RB	5.00%	07/01/2021	165	166,992
Series 2015, Ref. RB	5.00%	07/01/2023	1,000	1,081,020
Oklahoma (State of) Development Finance Authority (Inverness Village Community); Series 2012, Ref. RB (Acquired 12/29/2016; Cost $158,194)(a)(f)(o)	5.25%	01/01/2022	158	1,812
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017 A, RB (Acquired 03/06/2019; Cost $1,538,625)(a)(f)	5.00%	08/01/2037	1,650	684,750
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB(a)	4.75%	11/01/2023	978	4,891
Tulsa (City of), OK Municipal Airport Trust; Series 2001 B, Ref. RB(d)	5.50%	12/01/2035	2,000	2,134,880
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(d)(h)	5.00%	06/01/2025	1,340	1,473,866
				5,548,211

Oregon–0.01%
Local Oregon Capital Assets Program; Series 2011 C, COP	4.60%	06/01/2031	125	125,169
Oregon (State of) (Elderly & Disabled Housing); Series 1993 C, Ref. GO Bonds(d)	5.65%	08/01/2026	20	20,071
				145,240

Pennsylvania–4.70%
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	3,000	3,214,110
Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB (Acquired 08/10/2017; Cost $714,125)(f)	5.60%	07/01/2023	725	652,500
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2017, Ref. RB(c)	5.00%	05/01/2027	2,750	3,247,887
Allentown Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(c)	6.00%	05/01/2042	725	879,113
Allentown Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(c)	5.00%	05/01/2023	570	611,496
Series 2018, RB(c)	5.00%	05/01/2028	1,250	1,494,487
Series 2018, RB(c)	5.00%	05/01/2033	500	582,575
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2040	4,000	4,090,760
Berks (County of), PA Municipal Authority (The) (Tower Health); Series 2020 B-3, Ref. RB(h)	5.00%	02/01/2030	5,000	5,819,650
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone); Series 2018, RB(c)	4.38%	03/01/2028	275	280,588
Delaware Valley Regional Finance Authority; Series 1997 B, RB (INS - AMBAC)(b)	5.70%	07/01/2027	1,000	1,271,210
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(k)(l)	0.04%	06/01/2037	3,700	3,700,000
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2028	630	708,051
Series 2018, Ref. RB	5.00%	12/01/2030	910	1,010,191
Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	11/15/2029	5,000	5,887,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $308,057)(f)(n)(o)	5.00%	12/31/2023	$350	$87,535
Series 2013, RB(n)(o)	5.00%	12/31/2023	118	29,522
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	1,500	1,535,220
Pennsylvania (Commonwealth of) Economic Development Financing Authority (CarbonLite P, LLC); Series 2019, RB(c)(d)	5.25%	06/01/2026	2,000	1,784,540
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. RB	6.40%	12/01/2038	3,250	2,866,370
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Ursinus College);
Series 2012 A, Ref. RB	5.00%	01/01/2025	785	806,588
Series 2019, RB(e)	4.00%	08/15/2049	7,500	8,434,500
Series 2019, RB(e)	5.00%	08/15/2049	2,500	3,055,600
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.);
Series 2019 A, RB	4.00%	06/15/2029	765	808,636
Series 2019 A, RB	5.00%	06/15/2039	920	991,088
Philadelphia (City of), PA Authority for Industrial Development (La Salle University);
Series 2017, Ref. RB	5.00%	05/01/2027	1,735	1,931,975
Series 2017, Ref. RB	5.00%	05/01/2028	1,810	2,016,702
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2031	500	536,655
Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,066,910
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(c)	5.00%	03/15/2045	2,000	2,114,000
				61,515,709

Puerto Rico–13.10%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	5,360	5,392,910
Series 2002, RB	5.50%	05/15/2039	9,315	9,543,590
Series 2002, RB	5.63%	05/15/2043	145	145,744
Puerto Rico (Commonwealth of);
Series 2004 A, GO Bonds (INS - NATL)(b)	5.25%	07/01/2021	655	658,884
Series 2007 A, GO Bonds (INS - AGC)(b)	5.00%	07/01/2023	100	103,368
Series 2008 A, Ref. GO Bonds(a)	5.13%	07/01/2024	15,580	13,437,750
Series 2011 A, Ref. GO Bonds (INS - AGM)(b)	5.25%	07/01/2024	515	527,484
Series 2011 A, Ref. GO Bonds (INS - AGM)(b)	6.00%	07/01/2033	300	315,378
Series 2011 E, Ref. GO Bonds(a)	6.00%	07/01/2029	12,765	11,057,681
Series 2012 A, Ref. GO Bonds(a)	5.50%	07/01/2026	140	114,800
Series 2012 A, Ref. GO Bonds(a)	5.50%	07/01/2027	2,160	1,771,200
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	1,235	1,348,163
Series 2012 A, RB	5.00%	07/01/2021	795	804,866
Series 2012 A, RB	5.25%	07/01/2029	2,880	3,031,805
Series 2012 A, RB	5.25%	07/01/2042	5,000	5,263,550
Series 2020 A, Ref. RB(c)	5.00%	07/01/2025	2,500	2,770,275
Series 2020 A, Ref. RB(c)	5.00%	07/01/2030	2,500	2,980,600
Puerto Rico (Commonwealth of) Convention Center District Authority; Series 2006 A, RB (INS - AGC)(b)	5.00%	07/01/2027	80	82,697

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(b)	5.00%	07/01/2023	$2,500	$2,530,675
Series 2005 RR, RB (INS - NATL)(b)	5.00%	07/01/2022	550	554,097
Series 2005 RR, RB (INS - SGI)(b)	5.00%	07/01/2025	100	100,130
Series 2005 RR, RB (INS - AGC)(b)	5.00%	07/01/2026	155	160,223
Series 2005 SS, Ref. RB (INS - NATL)(b)	5.00%	07/01/2021	2,000	2,010,720
Series 2005 SS, Ref. RB (INS - NATL)(b)	5.00%	07/01/2023	1,000	1,012,270
Series 2007 TT, RB (INS - NATL)(b)	5.00%	07/01/2026	165	167,211
Series 2007 TT, RB(a)	5.00%	07/01/2032	1,990	1,795,975
Series 2007 TT, RB(a)	5.00%	07/01/2037	500	451,250
Series 2007 UU, Ref. RB (INS - AGM)(b)	5.00%	07/01/2023	10	10,337
Series 2007 UU, Ref. RB (INS - AGC)(b)	5.00%	07/01/2026	1,435	1,483,359
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2025	1,705	1,841,400
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2030	1,000	1,109,940
Series 2010 AAA-RSA-1, RB(a)	5.25%	07/01/2028	5,685	5,144,925
Series 2010 CCC, RB(a)	5.25%	07/01/2026	6,565	5,941,325
Series 2010 DDD, Ref. RB (INS - AGM)(b)	5.00%	07/01/2023	40	41,347
Series 2010 XX, RB(a)	5.25%	07/02/2040	1,875	1,696,875
Series 2010 XX-RSA-1, RB(a)	5.25%	07/01/2027	250	226,250
Series 2010 ZZ-RSA-1, Ref. RB(a)	5.25%	07/01/2025	1,180	1,067,900
Series 2016 E-2, RB(a)	10.00%	07/01/2021	900	868,109
Series 2016 E-2, RB(a)	10.00%	01/01/2022	300	289,369
Series 2016 E-4, RB(a)	10.00%	07/01/2022	1,589	1,533,663
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 E, RB (INS - AGM)(b)	5.50%	07/01/2023	530	577,297
Series 2003, RB (INS - FGIC)(b)(n)	5.75%	07/01/2021	530	482,962
Series 2004 J, RB (INS - NATL)(b)	5.00%	07/01/2029	475	481,911
Series 2005 BB, Ref. RB (INS - AGM)(b)	5.25%	07/01/2022	230	241,419
Series 2007 CC, Ref. RB (INS - NATL)(b)	5.50%	07/01/2029	15	16,804
Series 2007 N, Ref. RB(a)	5.50%	07/01/2021	1,045	373,587
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(d)	6.63%	06/01/2026	7,310	7,565,850
Series 2012, Ref. RB	5.00%	10/01/2021	450	458,482
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB(a)	6.25%	10/01/2024	2,465	992,162
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(b)	5.25%	08/01/2021	265	266,556
Series 2002 A, RB (INS - AGM)(b)	5.00%	08/01/2027	1,605	1,659,105
Series 2005 A, RB (INS - AGM)(b)	5.00%	08/01/2022	50	51,684
Series 2005 A, RB (INS - AGM)(b)	5.00%	08/01/2030	305	315,282
Series 2005 B, Ref. RB (INS - AGC)(b)	5.25%	07/01/2021	30	30,378
Series 2005 C, Ref. RB (INS - AGC)(b)	5.25%	08/01/2022	40	42,109
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2002 D, Ref. RB(a)	5.25%	07/01/2027	760	730,550
Series 2002 F, Ref. RB (INS - AGC)(b)	5.25%	07/01/2025	50	57,047
Series 2007 M-2, Ref. RB (INS - AMBAC)(b)	10.00%	07/01/2035	190	200,000
Series 2007 M-3, Ref. RB (INS - NATL)(b)	6.00%	07/01/2024	500	513,695
Series 2007 N, RB(a)	5.00%	07/01/2037	2,125	2,024,062
Series 2009 P, Ref. RB(a)	6.13%	07/01/2023	500	489,375
Series 2009 P, Ref. RB(a)	6.25%	07/01/2026	2,905	2,850,531
Series 2011 S, RB(a)	5.50%	07/01/2023	135	130,444
Series 2011 S, RB(a)	5.88%	07/01/2039	1,245	1,209,206
Puerto Rico Public Finance Corp.;
Series 2011 A, RB(a)	6.50%	08/01/2028	37,400	561,000
Series 2011 B, RB(a)	6.00%	08/01/2024	10,675	160,125
Series 2011 B, RB(a)	6.00%	08/01/2025	17,475	262,125
Series 2011 B, RB(a)	6.00%	08/01/2026	6,495	97,425
Series 2011 B, RB(a)	5.50%	08/01/2031	54,770	821,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2024	$539	$507,253
Series 2018 A-1, RB(g)	0.00%	07/01/2027	1,027	904,058
Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,003	829,832
Series 2018 A-1, RB(g)	0.00%	07/01/2031	4,146	3,183,672
Series 2018 A-1, RB(g)	0.00%	07/01/2033	6,719	4,777,411
Series 2018 A-1, RB	4.50%	07/01/2034	7,162	7,816,678
Series 2018 A-1, RB	4.55%	07/01/2040	538	586,447
Series 2018 A-1, RB(g)	0.00%	07/01/2046	13,831	4,252,203
Series 2018 A-1, RB(g)	0.00%	07/01/2051	11,268	2,480,876
Series 2018 A-1, RB	4.75%	07/01/2053	3,953	4,314,423
Series 2018 A-1, RB	5.00%	07/01/2058	9,996	11,070,970
Series 2019 A-2, RB	4.33%	07/01/2040	5,475	5,889,184
Series 2019 A-2, RB	4.54%	07/01/2053	163	175,654
Series 2019 A-2, RB	4.78%	07/01/2058	2,196	2,401,480
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 05/24/2011; Cost $2,493,274)(f)	5.00%	06/01/2023	2,535	2,509,650
Series 2006 Q, RB (Acquired 06/01/2011; Cost $1,778,025)(f)	5.00%	06/01/2022	1,790	1,781,050
Series 2006 Q, RB (Acquired 02/01/2012; Cost $5,000,000)(f)	5.00%	06/01/2025	5,000	4,900,000
				171,431,659

Rhode Island–0.07%
Pawtucket (City of), RI Housing Authority; Series 2010, RB	5.50%	09/01/2028	195	201,453
Providence (City of), RI Public Building Authority; Series 2001 A, RB (INS - NATL)(b)	5.38%	12/15/2021	30	30,107
Rhode Island Housing & Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	80	80,287
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026	500	589,100
				900,947

South Carolina–0.50%
South Carolina (State of) Jobs-Economic Development Authority; Series 2018, Ref. RB	5.00%	04/01/2038	2,500	2,689,725
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2027	1,655	1,813,516
South Carolina (State of) Jobs-Economic Development Authority (South Carolina SAVES Green
Community Program - AAC East LLC) (Green Bonds); Series 2019, RB(c)	7.00%	05/01/2026	2,000	1,996,060
				6,499,301

Tennessee–0.72%
Bristol (City of), TN Industrial Development Board (Pinnacle);
Series 2016 B, RB(c)(g)	0.00%	12/01/2021	250	242,923
Series 2016, RB	4.25%	06/01/2021	395	395,798
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland); Series 2017 A, Ref. RB	5.50%	07/01/2037	350	345,866
Metropolitan Development and Housing Agency (Fifth + Broadway Development);
Series 2018, RB(c)	4.50%	06/01/2028	1,295	1,417,442
Series 2018, RB(c)	5.13%	06/01/2036	1,000	1,128,410
Nashville (City of) & Davidson (County of), TN Health and Educational Facilities Board of Metropolitan Government (Trousdale Foundation Properties); Series 2018 A, RB(c)	5.25%	04/01/2028	2,000	951,180
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2016 A, Ref. RB(c)	5.00%	09/01/2024	1,000	1,018,280
Series 2016 A, Ref. RB(c)	5.00%	09/01/2031	3,000	2,990,310
Series 2016 A, Ref. RB(c)	5.00%	09/01/2037	1,000	957,730
				9,447,939

Texas–7.01%
Argyle (Town of), TX; Series 2017, RB	4.25%	09/01/2027	420	454,537
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	5.00%	06/15/2036	700	703,507
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2021, RB	4.00%	08/15/2031	200	207,706
Series 2021, RB	5.00%	08/15/2041	600	641,118
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	4.55%	08/15/2028	605	653,878

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Arlington Higher Education Finance Corp. (Winfree Academy Charter School);
Series 2019, RB	5.50%	08/15/2023	$305	$306,961
Series 2019, Ref. RB	5.15%	08/15/2029	970	1,058,930
Calhoun County Navigation Industrial Development Authority (Max Midstream Texas, LLC); Series 2020 A, RN(c)(d)	7.00%	07/27/2021	10,000	9,999,600
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,000	2,313,360
Dallas (City of), TX; Series 2015, GO Bonds	5.00%	02/15/2030	1,075	1,247,591
Edinburg Economic Development Corp.; Series 2019, RB(c)	4.00%	08/15/2029	585	596,887
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers; Series 2015, Ref. RB	5.00%	12/01/2021	450	461,853
Gulf Coast Industrial Development Authority; Series 1998, RB(d)	8.00%	04/01/2028	340	340,405
Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	2,000	2,209,360
Houston (City of), TX;
Series 2002 A, RB (INS - AGM)(b)(d)	5.13%	07/01/2032	5	5,032
Series 2002 B, RB (INS - AGM)(b)	5.00%	07/01/2032	50	50,326
Houston (City of), TX (United Airlines, Inc.); Series 2018, RB(d)	5.00%	07/15/2028	1,750	2,020,375
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(d)	4.75%	07/01/2024	4,885	5,120,848
Series 2020 A, Ref. RB(d)	5.00%	07/01/2027	2,325	2,707,648
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB(i)	5.88%	05/15/2021	135	136,561
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. RB (Acquired 05/08/2018-12/17/2018; Cost $647,956)(f)	5.00%	02/15/2035	650	510,601
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(d)	4.63%	10/01/2031	7,500	7,988,700
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2024	1,650	1,743,951
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	235	239,399
Series 2016, Ref. RB	5.00%	07/01/2036	2,750	2,872,650
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy); Series 2020 A, RB(c)	4.00%	08/15/2030	5,000	5,219,650
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(c)	10.00%	12/01/2025	1,000	1,021,330
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2017 A, RB(c)	3.63%	08/15/2022	525	528,082
Series 2017 S, RB(c)	4.25%	08/15/2027	610	613,886
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.38%	11/15/2036	1,165	1,079,209
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2019, Ref. RB	5.00%	01/01/2039	500	522,020
Newark High Education Finance Corp. (Austin Achieve Public Schools, Inc.);
Series 2018, RB	4.25%	06/15/2028	335	344,819
Series 2018, RB	5.00%	06/15/2033	300	310,857
Series 2018, RB	5.00%	06/15/2038	250	258,335
Port Beaumont Navigation District (Jefferson Gulf Coast); Series 2020, Ref. RB(c)(d)	3.63%	01/01/2035	3,000	3,077,130
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB	6.75%	11/15/2024	180	190,321
Series 2014 A, RB	7.50%	11/15/2034	100	108,873
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	4.90%	09/15/2024	260	268,853
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	1,400	1,500,352
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana); Series 2017, RB	6.00%	11/15/2027	3,250	3,643,932
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,012,416)(f)	6.00%	02/15/2031	1,000	797,580
Series 2017, RB (Acquired 11/05/2019; Cost $3,290,896)(f)	6.38%	02/15/2041	3,000	2,380,800
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020 B-2, Ref. RB	3.00%	11/15/2026	1,000	1,008,240
Series 2020, Ref. RB	4.00%	11/15/2027	1,000	1,013,620
Series 2020, Ref. RB	6.25%	11/15/2031	1,000	1,119,990
Temple (City of), TX; Series 2018 A, RB(c)	5.00%	08/01/2028	4,520	5,077,000
Texas (State of) Department of Housing & Community Affairs (Skyway Villas Apartments); Series 2001 A, RB (INS - AMBAC)(b)(d)	5.45%	12/01/2022	415	415,838
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	8,360	9,817,148
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2028	5,000	6,303,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.00%	08/15/2027	$500	$505,650
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(b)	5.38%	11/15/2024	50	50,517
				91,768,816

Utah–0.77%
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB	4.25%	08/01/2035	1,645	1,826,871
Series 2020 A, RB	4.50%	08/01/2040	1,205	1,332,863
Salt Lake City Corp. Airport Revenue; Series 2017 A, RB(d)(e)	5.00%	07/01/2036	3,000	3,544,500
Utah (State of) Charter School Finance Authority (Freedom Academy Foundation (The)); Series 2017, Ref. RB(c)	4.50%	06/15/2027	200	212,898
Utah (State of) Charter School Finance Authority (Merit College Preparatory Academy);
Series 2019 A, RB(c)	4.50%	06/15/2029	500	509,760
Series 2019 A, RB(c)	5.00%	06/15/2034	1,270	1,303,160
Utah (State of) Charter School Finance Authority (Renaissance Academy);
Series 2020, Ref. RB(c)	3.50%	06/15/2025	345	354,960
Series 2020, Ref. RB(c)	4.00%	06/15/2030	520	551,455
Series 2020, Ref. RB(c)	5.00%	06/15/2040	350	384,401
				10,020,868

Vermont–0.32%
Vermont (State of) Educational & Health Buildings Financing Agency (St. Michael’s College);
Series 2012, Ref. RB	5.00%	10/01/2021	2,020	2,060,925
Series 2012, Ref. RB	5.00%	10/01/2022	1,025	1,080,811
Series 2012, Ref. RB	5.00%	10/01/2023	1,000	1,052,380
				4,194,116

Virgin Islands–0.71%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(d)	5.00%	09/01/2022	1,320	1,316,924
Series 2014 A, Ref. RB(d)	5.00%	09/01/2023	1,000	995,020
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 A-1, RB	5.00%	10/01/2029	1,500	1,503,495
Series 2010 A, RB	5.00%	10/01/2029	1,870	1,874,357
Series 2010 B, RB	5.00%	10/01/2025	2,750	2,705,423
Series 2012 A, RB	5.00%	10/01/2032	405	401,246
Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2010 B, Ref. RB	4.00%	07/01/2021	520	517,431
				9,313,896

Virginia–0.58%
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2038	250	272,350
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.00%	01/01/2034	1,000	1,069,510
Series 2019 B, RB	4.00%	01/01/2025	3,200	3,200,544
Peninsula Town Center Community Development Authority;
Series 2018, Ref. RB(c)	4.00%	09/01/2023	410	415,580
Series 2018, Ref. RB(c)	4.50%	09/01/2028	1,450	1,534,665
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB	4.30%	09/01/2030	770	758,789
Virginia (Commonwealth of) Small Business Financing Authority; Series 2018, RB(c)(d)(h)	5.00%	07/01/2038	310	324,198
				7,575,636

Washington–0.38%
Kalispel Tribe of Indians;
Series 2018 A, RB(c)	5.00%	01/01/2032	400	456,488
Series 2018 B, RB(c)	5.00%	01/01/2032	100	114,122
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	135	135,143
King (County of), WA Housing Authority (Rural Preservation); Series 1997, RB(d)	5.75%	01/01/2028	10	10,059
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(c)	4.00%	07/01/2026	635	657,155

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Judson Park);
Series 2018, Ref. RB(c)	3.70%	07/01/2023	$285	$289,742
Series 2018, Ref. RB(c)	5.00%	07/01/2038	385	415,111
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(c)	5.00%	01/01/2036	1,755	1,899,033
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(c)	4.50%	07/01/2028	965	1,010,973
				4,987,826

West Virginia–0.54%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2008 A, Ref. RB	6.50%	06/01/2023	390	382,325
Monongalia (County of), WV Building Commission (Monongalia Health System Obligated Group);
Series 2015, Ref. RB	5.00%	07/01/2025	360	410,548
Series 2015, Ref. RB	5.00%	07/01/2026	460	521,341
Series 2015, Ref. RB	5.00%	07/01/2027	560	630,263
Series 2015, Ref. RB	4.00%	07/01/2035	190	199,557
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(c)	4.50%	06/01/2027	3,415	3,592,239
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(c)(d)	6.75%	02/01/2026	1,000	973,140
Series 2018, RB(c)(d)	8.75%	02/01/2036	320	340,214
				7,049,627

Wisconsin–3.49%
Lomira (Village of), WI Community Development Authority;
Series 2018 B, Ref. RB	3.65%	10/01/2028	705	736,210
Series 2018 B, Ref. RB	3.75%	10/01/2029	175	182,445
Public Finance Authority; Series 2020 A, RB(c)	4.00%	03/01/2030	1,810	1,897,550
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(c)	6.25%	08/01/2027	1,250	1,350,413
Series 2017, RB(c)	6.75%	08/01/2031	500	557,845
Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	437,748
Public Finance Authority (Coral Academy of Science Reno);
Series 2019, Ref. RB(c)	5.00%	06/01/2029	375	419,460
Series 2019, Ref. RB(c)	5.00%	06/01/2039	1,415	1,523,233
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(c)	4.38%	06/15/2029	2,000	2,126,380
Public Finance Authority (North Carolina Leadership Academy); Series 2019 B, RB(c)	5.75%	06/15/2021	20	20,018
Public Finance Authority (WhiteStone); Series 2017, Ref. RB(c)	4.00%	03/01/2027	1,305	1,384,970
Public Finance Authority (Wingate University);
Series 2018 A, Ref. RB	5.25%	10/01/2029	1,825	2,153,226
Series 2018 A, Ref. RB	5.25%	10/01/2030	1,925	2,250,710
Series 2018 A, Ref. RB	5.25%	10/01/2031	1,030	1,195,902
Series 2018 A, Ref. RB	5.25%	10/01/2032	720	831,470
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	3.50%	08/01/2022	825	829,084
Series 2017, Ref. RB	5.00%	08/01/2027	500	539,780
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2017, Ref. RB	5.00%	06/01/2028	1,205	1,325,078
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2028	935	1,032,493
Series 2019, Ref. RB	5.00%	11/01/2030	1,035	1,135,654
Wisconsin (State of) Health & Educational Facilities Authority (Clement Manor, Inc.); Series 2019, Ref. RB	4.25%	08/01/2034	1,000	899,170
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB(c)	6.25%	10/01/2031	2,000	2,040,160
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(c)	5.00%	06/01/2025	650	707,675
Series 2016 A, RB(c)	5.00%	06/01/2026	1,005	1,103,922
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB(c)	5.75%	11/01/2024	1,500	1,522,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(c)	6.13%	02/01/2039	$4,310	$4,674,755

Series 2020, RB(c)	7.00%	02/01/2025	470	472,632

Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 B, Ref. RB(c)(d)	6.00%	06/01/2022	2,290	2,309,717

Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy);
Series 2019, RB(c)	4.00%	06/15/2029	680	720,943

Series 2019, RB(c)	5.00%	06/15/2039	440	475,992

Series 2019, RB(c)	5.00%	06/15/2049	540	577,141

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	5,780	6,339,446

Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, RB(c)	4.00%	12/01/2021	1,320	1,332,368

Series 2016, RB(c)	5.00%	12/01/2031	500	525,560

				45,631,230

Total Municipal Obligations (Cost $1,419,651,769)				1,338,843,912

			Shares
Common Stocks & Other Equity Interests–0.00%
Quebec–0.00%
Resolute Forest Products, Inc. (Cost $80,903)(p)			6,757	62,975

TOTAL INVESTMENTS IN SECURITIES(q)–102.29% (Cost $1,419,732,672)				1,338,906,887

FLOATING RATE NOTE OBLIGATIONS–(4.67)%
Notes with interest and fee rates ranging from 0.57% to 0.75% at 02/28/2021 and contractual maturities of collateral ranging from 09/01/2022 to 08/15/2049 (See Note 1K)(r)				(61,110,000)

OTHER ASSETS LESS LIABILITIES–2.38%				31,140,013

NET ASSETS–100.00%				$1,308,936,900

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Short Duration High Yield Municipal Fund

Notes to Schedule of Investments:

(a)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28, 2021 was $64,664,147, which represented 4.94% of the Fund’s Net Assets.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $269,533,483, which represented 20.59% of the Fund’s Net Assets.

(d)	Security subject to the alternative minimum tax.
(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(f)	Restricted security. The aggregate value of these securities at February 28, 2021 was $21,370,573, which represented 1.63% of the Fund’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $14,930,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(p)	Non-income producing security.
(q)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(r)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2021. At February 28, 2021, the Fund’s investments with a value of $97,396,600 are held by TOB Trusts and serve as collateral for the $61,110,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)

Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation

Interest Rate Risk

U.S. Treasury 10 Year Notes	142	June-2021	$(18,846,063)	$227,121	$227,121

(a)	Futures contracts collateralized by $275,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Portfolio Composition

By credit sector, based on total investments

As of February 28, 2021

Revenue Bonds	88.5%
General Obligation Bonds	10.2
Pre-Refunded Bonds	0.9
Other	0.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Short Duration High Yield Municipal Fund

Statement of Assets and Liabilities

February 28, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,419,732,672)	$1,338,906,887

Deposits with brokers: Cash collateral – exchange-traded futures contracts	275,000

Cash	1,115,227

Receivable for:
Investments sold	1,653,500

Fund shares sold	3,145,295

Interest	15,468,934

Investments matured, at value (Cost $14,416,237)	13,724,778

Investment for trustee deferred compensation and retirement plans	128,792

Other assets	453,229

Total assets	1,374,871,642

Liabilities:
Floating rate note obligations	61,110,000

Other investments:
Variation margin payable - futures contracts	19,968

Payable for:
Dividends	1,411,374

Fund shares reacquired	2,545,558

Accrued fees to affiliates	663,649

Accrued other operating expenses	55,401

Trustee deferred compensation and retirement plans	128,792

Total liabilities	65,934,742

Net assets applicable to shares outstanding	$1,308,936,900

Net assets consist of:
Shares of beneficial interest	$1,692,595,630

Distributable earnings (loss)	(383,658,730)

$1,308,936,900

Net Assets:
Class A	$871,989,539
Class C	$99,852,928
Class Y	$309,557,456
Class R5	$14,165,612
Class R6	$13,371,365

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	83,397,624
Class C	9,562,016
Class Y	29,580,882
Class R5	1,350,275
Class R6	1,276,532
Class A:
Net asset value per share	$10.46
Maximum offering price per share
(Net asset value of $10.46 ÷ 97.50%)	$10.73
Class C:
Net asset value and offering price per share	$10.44
Class Y:
Net asset value and offering price per share	$10.46
Class R5:
Net asset value and offering price per share	$10.49
Class R6:
Net asset value and offering price per share	$10.47

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Short Duration High Yield Municipal Fund

Statement of Operations

For the six months ended February 28, 2021

(Unaudited)

Investment income:
Interest	$27,564,834

Expenses:
Advisory fees	2,557,936

Administrative services fees	91,712

Custodian fees	3,037

Distribution fees:

Class A	1,035,253

Class C	690,525

Interest, facilities and maintenance fees	399,958

Transfer agent fees – A, C and Y	703,335

Transfer agent fees – R5	851

Transfer agent fees – R6	1,744

Trustees’ and officers’ fees and benefits	12,215

Registration and filing fees	55,829

Reports to shareholders	13,414

Professional services fees	65,425

Taxes	19,762

Other	7,533

Total expenses	5,658,529

Less: Expenses reimbursed and/or expense offset arrangement(s)	(37,942)

Net expenses	5,620,587

Net investment income	21,944,247

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(6,455,322)

Futures contracts	442,467

(6,012,855)

Change in net unrealized appreciation of:
Unaffiliated investment securities	40,895,508

Futures contracts	250,896

41,146,404

Net realized and unrealized gain	35,133,549

Net increase in net assets resulting from operations	$57,077,796

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco Short Duration High Yield Municipal Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	February 28, 2021	August 31, 2020

Operations:
Net investment income	$21,944,247	$25,964,268

Net realized gain (loss)	(6,012,855)	(13,375,804)

Change in net unrealized appreciation	41,146,404	13,779,249

Net increase in net assets resulting from operations	57,077,796	26,367,713

Distributions to shareholders from distributable earnings:
Class A	(14,254,210)	(12,759,881)

Class C	(1,837,358)	(2,582,528)

Class Y	(5,277,588)	(8,322,425)

Class R5	(100,078)	(591)

Class R6	(233,390)	(529,636)

Total distributions from distributable earnings	(21,702,624)	(24,195,061)

Share transactions–net:
Class A	22,297,903	621,971,636

Class C	(71,541,456)	113,649,065

Class Y	21,380,202	73,533,316

Class R5	14,065,157	(811)

Class R6	387,730	(1,563,694)

Net increase (decrease) in net assets resulting from share transactions	(13,410,464)	807,589,512

Net increase in net assets	21,964,708	809,762,164

Net assets:
Beginning of period	1,286,972,192	477,210,028

End of period	$1,308,936,900	$1,286,972,192

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Invesco Short Duration High Yield Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/21	$10.17	$0.18	$0.28	$0.46	$(0.17)	$10.46	4.61%	$871,990	0.86	%(d)	0.87	%(d)	0.80	%(d)	3.46	%(d)	10%
Year ended 08/31/20	10.86	0.37	(0.71)	(0.34)	(0.35)	10.17	(3.19)	826,655	0.84		0.88		0.79		3.59		49
Year ended 08/31/19	10.48	0.36	0.37	0.73	(0.35)	10.86	7.09	193,076	0.86		0.98		0.79		3.40		24
Year ended 08/31/18	10.47	0.34	0.01	0.35	(0.34)	10.48	3.46	109,307	0.86		1.06		0.79		3.26		26
Year ended 08/31/17	10.60	0.37	(0.16)	0.21	(0.34)	10.47	2.08	73,384	0.82		1.16		0.80		3.65		42
Period ended 08/31/16(e)	10.00	0.35	0.50	0.85	(0.25)	10.60	8.61	41,561	0.79	(f)	1.47	(f)	–		3.64	(f)	69
Class C
Six months ended 02/28/21	10.16	0.14	0.28	0.42	(0.14)	10.44	4.12	99,853	1.61	(d)	1.62	(d)	1.55	(d)	2.71	(d)	10
Year ended 08/31/20	10.84	0.29	(0.70)	(0.41)	(0.27)	10.16	(3.84)	167,426	1.59		1.63		1.54		2.84		49
Year ended 08/31/19	10.46	0.28	0.37	0.65	(0.27)	10.84	6.29	52,195	1.61		1.73		1.54		2.65		24
Year ended 08/31/18	10.45	0.26	0.02	0.28	(0.27)	10.46	2.69	52,446	1.61		1.81		1.54		2.51		26
Year ended 08/31/17	10.58	0.30	(0.17)	0.13	(0.26)	10.45	1.32	35,114	1.57		1.91		1.55		2.90		42
Period ended 08/31/16(e)	10.00	0.28	0.49	0.77	(0.19)	10.58	7.81	20,641	1.54	(f)	2.22	(f)	–		2.89	(f)	69
Class Y
Six months ended 02/28/21	10.18	0.19	0.28	0.47	(0.19)	10.46	4.63	309,557	0.61	(d)	0.62	(d)	0.55	(d)	3.71	(d)	10
Year ended 08/31/20	10.87	0.40	(0.72)	(0.32)	(0.37)	10.18	(2.94)	280,243	0.59		0.63		0.54		3.84		49
Year ended 08/31/19	10.48	0.39	0.37	0.76	(0.37)	10.87	7.45	216,579	0.61		0.73		0.54		3.65		24
Year ended 08/31/18	10.48	0.37	0.00	0.37	(0.37)	10.48	3.62	102,388	0.61		0.81		0.54		3.51		26
Year ended 08/31/17	10.61	0.40	(0.16)	0.24	(0.37)	10.48	2.34	34,480	0.57		0.91		0.55		3.90		42
Period ended 08/31/16(e)	10.00	0.37	0.51	0.88	(0.27)	10.61	8.91	13,943	0.54	(f)	1.22	(f)	–		3.89	(f)	69
Class R5
Six months ended 02/28/21	10.20	0.19	0.29	0.48	(0.19)	10.49	4.76	14,166	0.54	(d)	0.54	(d)	0.48	(d)	3.78	(d)	10
Year ended 08/31/20	10.88	0.40	(0.71)	(0.31)	(0.37)	10.20	(2.83)	10	0.57		0.57		0.52		3.86		49
Year ended 08/31/19	10.49	0.39	0.37	0.76	(0.37)	10.88	7.44	11	0.61		0.68		0.54		3.65		24
Year ended 08/31/18	10.48	0.37	0.01	0.38	(0.37)	10.49	3.72	11	0.61		0.82		0.54		3.51		26
Year ended 08/31/17	10.61	0.40	(0.16)	0.24	(0.37)	10.48	2.34	28	0.57		0.92		0.55		3.90		42
Period ended 08/31/16(e)	10.00	0.37	0.51	0.88	(0.27)	10.61	8.91	63	0.54	(f)	1.20	(f)	–		3.89	(f)	69
Class R6
Six months ended 02/28/21	10.19	0.19	0.28	0.47	(0.19)	10.47	4.67	13,371	0.53	(d)	0.53	(d)	0.47	(d)	3.79	(d)	10
Year ended 08/31/20	10.88	0.40	(0.72)	(0.32)	(0.37)	10.19	(2.94)	12,639	0.57		0.57		0.52		3.86		49
Year ended 08/31/19	10.49	0.39	0.37	0.76	(0.37)	10.88	7.44	15,350	0.61		0.68		0.54		3.65		24
Year ended 08/31/18	10.48	0.37	0.01	0.38	(0.37)	10.49	3.72	9,738	0.61		0.76		0.54		3.52		26
Period ended 08/31/17(e)	10.24	0.17	0.22	0.39	(0.15)	10.48	3.87	10	0.56	(f)	0.88	(f)	0.54	(f)	3.91	(f)	42

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended August 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $1,007,963,117 in connection with the acquisition of Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund into the Fund.

(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $839,817, $139,249, $289,728, $5,121 and $12,561 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

(e)	Commencement date of September 30, 2015 for Class A, Class C, Class Y and Class R5 shares and April 4, 2017 for Class R6 shares, respectively.
(f)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Invesco Short Duration High Yield Municipal Fund

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Short Duration High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income

31	Invesco Short Duration High Yield Municipal Fund

and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

I.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

K.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may

32	Invesco Short Duration High Yield Municipal Fund

require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

N.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

33	Invesco Short Duration High Yield Municipal Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 100 million	0.483%
Next $150 million	0.433%
Next $250 million	0.408%
Next $4.5 billion	0.383%
Next $5 billion	0.373%
Over $10 billion	0.353%

For the six months ended February 28, 2021, the effective advisory fee rate incurred by the Fund was 0.40%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through May 31, 2021 to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 0.79%, 1.54%, 0.54%, 0.54% and 0.54%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective June 1, 2021 through at least June 30, 2021, the Adviser has agreed to limit expenses for Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.

For the six months ended February 28, 2021, the Adviser reimbursed class level expenses of $24,643, $4,127, $8,629, $0 and $0 of Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2021, IDI advised the Fund that IDI retained $16,815 in front-end sales commissions from the sale of Class A shares and $28,279 and $1,822 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s

34	Invesco Short Duration High Yield Municipal Fund

own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$–	$1,338,725,043	$118,869	$1,338,843,912
Common Stocks & Other Equity Interests	62,975	–	–	62,975
Total Investments in Securities	62,975	1,338,725,043	118,869	1,338,906,887
Other Investments - Assets*
Investments Matured	–	13,191,783	532,995	13,724,778
Futures Contracts	227,121	–	–	227,121
Total Investments	$290,096	$1,351,916,826	$651,864	$1,352,858,786

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2021, the Fund engaged in securities purchases of $68,091,038 and securities sales of $54,116,039, which did not result in any net realized gains (losses).

NOTE 5–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2021:

Value
Derivative Assets	Interest Rate Risk

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$227,121

Derivatives not subject to master netting agreements	(227,121)

Total Derivative Assets subject to master netting agreements	$-

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Interest Rate Risk

Realized Gain:
Futures contracts	$442,467

Change in Net Unrealized Appreciation:
Futures contracts	250,896

Total	$693,363

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$20,072,391

35	Invesco Short Duration High Yield Municipal Fund

NOTE 6–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $543.

NOTE 7–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8–Cash Balances and Borrowings

Effective February 25, 2021, the Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $2.0 billion, collectively by certain Funds, and which will expire on February 24, 2022. The revolving credit and security agreement is secured by the assets of the Fund.

During the six months ended February 28, 2021, the average daily balance of borrowing under the revolving credit and security agreement was $2,120,994 with a weighted interest rate of 0.99%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At February 28, 2021, the Fund had no borrowings outstanding under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended February 28, 2021 were $61,292,143 and 0.63%, respectively.

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$38,131,937	$241,499,471	$279,631,408

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2021 was $116,395,977 and $163,521,598, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$67,089,376

Aggregate unrealized (depreciation) of investments	(169,064,756)

Net unrealized appreciation (depreciation) of investments	$(101,975,380)

Cost of investments for tax purposes is $1,454,834,166.

36	Invesco Short Duration High Yield Municipal Fund

NOTE 11–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2021(a)		August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	6,065,580	$62,918,984	10,634,580	$111,621,392

Class C	356,853	3,668,163	2,924,292	31,239,744

Class Y	6,789,155	70,232,132	9,736,489	101,454,741

Class R5	1,350,278	14,075,617	3,142	31,254

Class R6	292,300	3,027,647	546,560	5,697,244

Issued as reinvestment of dividends:
Class A	868,278	8,960,967	841,127	8,635,604

Class C	119,810	1,231,431	182,878	1,875,883

Class Y	333,710	3,445,455	548,617	5,710,012

Class R5	2,337	24,431	21	217

Class R6	17,446	180,394	39,764	415,365

Automatic conversion of Class C shares to Class A shares:
Class A	5,626,481	58,302,755	3,693,839	37,244,448

Class C	(5,632,471)	(58,302,755)	(3,697,854)	(37,244,448)

Issued in connection with acquisitions:(b)
Class A	-	-	59,989,320	583,623,872

Class C	-	-	15,301,696	148,649,970

Class Y	-	-	14,590,552	142,071,004

Reacquired:
Class A	(10,446,762)	(107,884,803)	(11,654,574)	(119,153,680)

Class C	(1,766,368)	(18,138,295)	(3,040,903)	(30,872,084)

Class Y	(5,074,471)	(52,297,385)	(17,270,112)	(175,702,441)

Class R5	(3,342)	(34,891)	(3,163)	(32,282)

Class R6	(273,681)	(2,820,311)	(756,859)	(7,676,303)

Net increase (decrease) in share activity	(1,374,867)	$(13,410,464)	82,609,412	$807,589,512

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 89,881,568 shares of the Fund for 208,315,250 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $874,344,846, including $(156,579,289) of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $417,682,133 and $1,292,026,979 immediately after the acquisition.

The pro forma results of operations for the year ended August 31, 2020 assuming the reorganization had been completed on September 1, 2019, the beginning of the annual reporting period are as follows:

Net investment income	$50,007,407

Net realized/unrealized gains	(72,263,202)

Change in net assets resulting from operations	$(22,255,795)

NOTE 12–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

37	Invesco Short Duration High Yield Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (09/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,046.10	$4.36	$1,020.53	$4.31	0.86%
Class C	1,000.00	1,041.20	8.15	1,016.81	8.05	1.61
Class Y	1,000.00	1,046.30	3.09	1,021.77	3.06	0.61
Class R5	1,000.00	1,047.60	2.74	1,022.12	2.71	0.54
Class R6	1,000.00	1,046.70	2.69	1,022.17	2.66	0.53

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

38	Invesco Short Duration High Yield Municipal Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

◾ Fund reports and prospectuses

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◾ Daily confirmations

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	SDHYM-SAR-1

Semiannual Report to Shareholders	February 28, 2021
Invesco Short Term Municipal Fund

Nasdaq:
A: ORSTX ∎ C: ORSCX ∎ Y: ORSYX ∎ R6: STMUX

2	Fund Performance
4	Schedule of Investments
19	Financial Statements
22	Financial Highlights
23	Notes to Financial Statements
28	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/20 to 2/28/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.74%
Class C Shares	0.38
Class Y Shares	0.86
Class R6 Shares	0.64
Bloomberg Barclays Municipal 1-Year Index▼	0.34
U.S. Consumer Price Index∎	1.19

Source(s): ▼RIMES Technologies Corp.; ∎ Bloomberg L.P.

The Bloomberg Barclays Municipal 1-Year Index is an unmanaged index of municipal bonds with a remaining maturity of one to two years.

    The US Consumer Price Index is a measure of change in consumer prices as determined by the US Bureau of Labor Statistics.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Short Term Municipal Fund

Average Annual Total Returns
As of 2/28/21, including maximum applicable sales charges

Class A Shares
Inception (12/6/10)	2.24%
10 Years	2.26
5 Years	1.86
1 Year	2.07

Class C Shares
Inception (12/6/10)	1.63%
10 Years	1.64
5 Years	1.10
1 Year	0.33

Class Y Shares
Inception (12/6/10)	2.48%
10 Years	2.51
5 Years	2.11
1 Year	2.32

Class R6 Shares
10 Years	2.32%
5 Years	1.97
1 Year	2.13

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Short Term Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Short Term Municipal Fund. The Fund was subsequently renamed the Invesco Short Term Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class A, Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Short Term Municipal Fund

Schedule of Investments

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–85.78%
Alabama–1.27%
Alabama (State of) Public Housing Authorities; Series 2003 B, RB (INS - AGM)(a)	4.45%	01/01/2024	$90	$90,214

Baldwin (County of), AL Public Building Authority (DHR); Series 2007 A, RB (INS - SGI)(a)	4.38%	06/01/2028	10	10,025

Bibb (County of), AL; Series 2015, Ref. Wts.(b)(c)	2.40%	05/01/2021	210	210,729

Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(c)	4.00%	12/01/2025	12,000	13,640,520

Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(c)	4.00%	10/01/2026	5,000	5,777,450

Daleville (City of), AL Board of Education; Series 2013, Ref. Wts.	2.80%	10/01/2022	185	185,335

Health Care Authority for Baptist Health; Series 2006 D, RB	5.00%	11/15/2021	670	672,137

Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Wts. (INS - SGI)(a)	4.25%	09/01/2022	10	10,030

Mobile (City of), AL Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD RB (LOC - Bank Of America, N.A.)(d)(e)(f)	0.04%	05/01/2041	15,940	15,940,000

				36,536,440

Alaska–0.07%
Alaska (State of) International Airports System; Series 2010 A, Ref. RB(g)	5.00%	10/01/2026	2,060	2,070,012

Arizona–0.91%
Arizona (State of) Game & Fish Department & Commission; Series 2006, RB	5.00%	07/01/2032	105	105,360

Maricopa County School District No. 7; Series 2009 B, GO Bonds (INS - AGM)(a)	4.50%	07/01/2024	25	25,081

Phoenix (City of), AZ Industrial Development Authority (Mayo Clinic); Series 2014 A, VRD RB(e)	0.01%	11/15/2052	17,385	17,385,000

Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.00%	09/01/2026	150	158,702

Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	275	283,401

Salt Verde Financial Corp.; Series 2007, RB	5.25%	12/01/2025	4,000	4,745,320

University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(a)	4.38%	06/01/2024	10	10,030

Westpark Community Facility District; Series 2016, Ref. GO Bonds	4.00%	07/15/2025	1,595	1,732,521

Yavapai (County of), AZ Industrial Development Authority; Series 2015 A, Ref. RB(d)	3.90%	09/01/2024	710	737,683

Yavapai (County of), AZ Industrial Development Authority (Arizona Agribusiness and Equine Center, Inc.); Series 2011, RB(b)(c)	7.63%	03/01/2021	1,075	1,075,000

				26,258,098

California–7.76%
Alhambra (City of), CA (Police Facilities Assessment District No. 91-1); Series 1992, COP (INS - AMBAC)(a)	6.75%	09/01/2023	5,650	6,109,514

Anaheim (City of), CA Housing & Public Improvements Authority; Series 2016, Ref. RB(b)(c)	5.00%	10/01/2021	1,280	1,315,622

Anaheim (City of), CA Public Financing Authority; Series 1997 A, RB (INS - AGM)(a)	6.00%	09/01/2024	4,495	4,963,829

Barstow (City of), CA Redevelopment Agency Successor Agency (Project Area No. 1); Series 2004, RB (INS - AGM)(a)	4.70%	09/01/2022	20	20,068

Bay Area Toll Authority;
Series 2007 D2, VRD RB (LOC - Bank Of America N.A.)(e)(f)	0.01%	04/01/2047	10,200	10,200,000

Series 2014 E, Ref. RB(c)	2.00%	04/01/2021	255	255,347

Series 2014 H, RB (SIFMA Municipal Swap Index + 0.70%)(c)(h)	0.73%	04/01/2021	4,000	4,001,320

Beaumont (City of), CA Financing Authority (Improvement Area No. 17A);
Series 2013 B, RB	5.00%	09/01/2022	450	478,998

Series 2013 B, RB	5.00%	09/01/2023	475	524,733

California (State of);
Series 1971 Q, GO Bonds	4.75%	03/01/2021	35	35,000

Series 2016 B, GO Bonds (70% of 1 mo. USD LIBOR + 0.76%)(c)(h)	0.84%	12/01/2021	4,000	4,004,800

Series 2019, Ref. GO Bonds	5.00%	04/01/2022	5,255	5,531,833

California (State of) Department of Water Resources; Series 2011 N, RB(b)	5.00%	05/01/2021	10,845	10,932,085

California (State of) Department of Water Resources (Central Valley); Series 2014 AT, RB (SIFMA Municipal Swap Index + 0.37%)(c)(h)	0.40%	12/01/2022	12,965	12,997,283

California (State of) Educational Facilities Authority (California Institute of Technology); Series 2006 A, VRD RB(e)	0.01%	10/01/2036	40,500	40,500,000

California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds); Series 2017, RB(d)(g)(i)	7.00%	07/01/2022	570	370,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Public Works Board (California Community Colleges); Series 2005 E, RB (INS - NATL)(a)	4.50%	10/01/2026	$170	$170,495

California (State of) Statewide Communities Development Authority (Bakersfield Consolidated Reassessment District No. 12-1); Series 2012, RB	5.00%	09/02/2022	580	611,152

Howell Mountain Elementary School District; Series 2007, GO Bonds (INS - AGM)(a)(j)	0.00%	08/01/2027	1,080	913,496

Industry (City of), CA Public Facilities Authority (Transportation-Distribution-Industrial Redevelopment Project No. 3); Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	01/01/2025	40	41,368

Inglewood Unified School District School Facilities Financing Authority (Inglewood Unified School District General Obligation Bond Program); Series 2007, RB (INS - AGM)(a)	5.25%	10/15/2021	495	509,236

Lodi (City of), CA; Series 2004 A, COP (INS - NATL)(a)	4.75%	10/01/2024	10	10,032

Los Angeles (City of), CA; Series 2010 A, RB	5.00%	06/01/2028	1,350	1,370,655

Mizuho Floater/Residual Trust; Series 2020, VRD RB (LOC - Mizuho Capital Markets LLC)(d)(e)(f)	0.23%	12/01/2036	21,000	21,000,000

Modesto (City of), CA (Golf Course Ref.); Series 1993 B, COP (INS - NATL)(a)	5.00%	11/01/2023	15	15,455

Napa Valley Unified School District; Series 2020, Ref. GO Bonds	5.00%	08/01/2021	200	200,718

Natomas Unified School District; Series 1999, Ref. GO Bonds (INS - NATL)(a)	5.95%	09/01/2021	115	116,128

Northern Inyo (County of), CA Local Hospital District; Series 2010, RB	6.00%	12/01/2021	195	195,497

Oakland (Port of), CA; Series 2012 P, Ref. RB(b)(c)(g)	5.00%	05/01/2022	4,000	4,218,720

Riverside (City of), CA (Riverside Renaissance); Series 2008, Ref. VRD COP (LOC - Bank Of America, N.A.)(e)(f)	0.01%	03/01/2037	70,525	70,525,000

Riverside (County of), CA Redevelopment Successor Agency (Interstate 215 Corridor Redevelopment); Series 2011 E, RB(b)	6.50%	12/01/2021	65	68,015

Sacramento (County of), CA; Series 2003 B, RB (INS - NATL)(a)	5.73%	08/15/2023	1,155	1,256,987

San Bernardino (County of), CA (Captial Facilities); Series 1992 B, COP(b)	6.88%	08/01/2024	1,650	1,854,848

San Diego (City of), CA Community Facilities District No. 3; Series 2013, Ref. RB	5.00%	09/01/2021	530	541,989

San Juan Capistrano (City of), CA; Series 2011, RB	3.00%	08/01/2021	100	100,215

Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center); Series 2012, Ref. RB	5.00%	11/15/2021	365	375,457

Saugus Union School District; Series 2013, Ref. RB	5.00%	09/01/2021	255	260,679

Southern California Tobacco Securitization Authority; Series 2019, Ref. RB	2.25%	06/01/2029	145	145,903

Tender Option Bond Trust; Series 2017-XF0576, VRD Ctfs.(d)(e)	0.37%	08/01/2046	4,000	4,000,000

West Contra Costa Unified School District; Series 2011, Ref. GO Bonds (INS - AGM)(a)	5.00%	08/01/2021	2,350	2,396,530

West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2021	1,000	1,023,940

Westlands Water District;
Series 2007 B, COP (INS - AMBAC)(a)	4.50%	09/01/2023	15	15,047

Series 2007 B, COP (INS - AMBAC)(a)	4.50%	09/01/2024	5	5,015

Series 2012 A, Ref. RB(b)	5.00%	09/01/2021	250	256,050

Series 2012 A, Ref. RB(b)	5.00%	09/01/2022	250	268,165

Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2011, RB(b)(c)	4.90%	06/01/2021	9,220	9,328,151

				224,035,875

Colorado–0.65%
Colorado (State of) Health Facilities Authority; Series 2005, VRD RB (LOC - UMB Bank, N.A.)(e)(f)	0.04%	01/01/2035	8,300	8,300,000

Colorado (State of) Regional Transportation District (Fastracks); Series 2012 A, RB(b)(c)	5.00%	11/01/2022	5,400	5,817,204

Public Authority for Colorado Energy; Series 2008, RB	6.13%	11/15/2023	1,215	1,323,305

Pueblo (County of), CO; Series 2005, Ref. COP	4.50%	12/01/2024	10	10,032

Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	3.00%	12/01/2021	517	519,285

Town of Telluride Co.; Series 2010, Ref. RB (INS - AGM)(a)	5.00%	12/01/2036	200	200,620

Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2022	200	214,718

Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2023	120	133,326

Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2024	130	148,863

Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2025	125	146,449

Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2026	140	163,348

Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2021	155	159,862

Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2022	330	353,816

Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2023	385	427,319

Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2024	400	457,700

Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2025	355	417,601

				18,793,448

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–1.85%
Connecticut (State of);
Series 2005 A, GO Bonds (SIFMA Municipal Swap Index + 1.80%)(h)	1.83%	03/01/2023	$10,000	$10,004,400

Series 2011 D, GO Bonds	5.00%	11/01/2025	6,930	7,148,226

Series 2011 D, GO Bonds	5.00%	11/01/2028	3,245	3,344,751

Series 2012 C, Ref. GO Bonds	5.00%	06/01/2024	1,000	1,056,810

Series 2012 C, Ref. GO Bonds	5.00%	06/01/2025	11,915	12,577,712

Series 2013 B, GO Bonds	5.00%	03/01/2027	5,050	5,493,996

Series 2018 C, GO Bonds	4.00%	06/15/2024	10,000	11,134,700

Connecticut (State of) Health & Educational Facilities Authority (Trinity College); Series 1998 F, RB (INS - NATL)(a)	5.50%	07/01/2021	190	193,242

Connecticut (State of) Housing Finance Authority; Series 2010, RB	5.00%	06/15/2030	2,545	2,553,475

New Haven (City of), CT; Series 2011 B, GO Bonds(b)(c)	4.50%	08/01/2021	25	25,442

Willington (Town of), CT; Series 2006, GO Bonds (INS - AGM)(a)	4.00%	12/01/2023	5	5,014

				53,537,768

District of Columbia–0.17%
District of Columbia (KIPP Charter School); Series 2013, RB(b)	5.00%	07/01/2023	480	507,624

District of Columbia Housing Finance Agency; Series 2018 B-1, RB(c)	2.55%	03/01/2022	1,000	1,022,280

District of Columbia Water & Sewer Authority; Series 1998, RB (INS - AGM)(a)	5.50%	10/01/2023	3,015	3,269,255

				4,799,159

Florida–2.11%
Atlantic Beach (City of), FL (Fleet Landing); Series 2018 B-2, RB	3.00%	11/15/2023	3,750	3,751,387

Belle Isle (City of), FL (Cornerstone Charter Academy and Cornerstone Charter High School);
Series 2012, RB	5.50%	10/01/2022	75	77,960

Bonaventure Development District; Series 2002, RB (INS - NATL)(a)	5.13%	11/01/2022	295	295,917

Capital Trust Agency, Inc. (Gardens Apartements); Series 2015 A, RB	3.50%	07/01/2025	955	706,805

Dade (County of), FL Health Facilities Authority (Baptist Hospital of Miami); Series 1991 A, RB(b)	5.75%	05/01/2021	25	25,210

Florida (State of) Department of Children & Families (South Florida Evaluation Treatment Center); Series 2005, COP(b)(c)	5.00%	03/11/2021	75	75,091

Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB(b)	6.88%	10/01/2022	3,140	3,360,930

Florida (State of) Municipal Power Agency (Stanton II); Series 2012 A, RB	5.00%	10/01/2024	1,695	1,817,633

Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	2,145	2,227,604

JEA ; Series 2008 3-C-1, VRD RB(e)	0.03%	10/01/2034	33,930	33,930,000

JEA (St. Johns River Power Park System);
Series 2012 6, RB	5.00%	10/01/2021	2,335	2,354,964

Series 2012 6, RB	4.00%	10/01/2032	100	100,199

Lee (County of), FL; Series 2010 A, Ref. RB (INS - AGM)(a)(g)	5.00%	10/01/2022	1,860	1,880,534

Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2012, Ref. RB	5.00%	11/15/2023	2,415	2,588,204

Miami-Dade (County of), FL;
Series 2010 E, RB (INS - AGM)(a)	5.00%	04/01/2022	200	200,454

Series 2011, GO Bonds(b)(c)	5.00%	07/01/2021	5,055	5,136,487

Palm Bay (City of), FL; Series 2003 A, RB (INS - NATL)(a)	4.13%	07/01/2025	5	5,016

Port St. Lucie (City of), FL; Series 2005 A, RB (INS - NATL)(a)	4.38%	07/01/2023	5	5,016

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital);
Series 1997 A, RB (CPI Rate + 2.05%), (INS - NATL)(a)(h)	3.86%	10/01/2021	65	65,977

Series 1998 B, Ref. RB (INS - NATL)(a)	5.25%	07/01/2024	250	281,715

St. Johns River Power Park; Series 2012, RB	5.00%	10/01/2022	2,000	2,017,660

Sunrise Lakes Phase 4 Recreation District;
Series 2008, Ref. GO Bonds (INS - AGC)(a)	4.00%	08/01/2022	10	10,029

Series 2008, Ref. GO Bonds (INS - AGC)(a)	4.00%	08/01/2023	5	5,014

Series 2008, Ref. GO Bonds (INS - AGC)(a)	4.13%	08/01/2024	20	20,060

				60,939,866

Georgia–6.15%
Atlanta (City of) & Fulton (County of), GA Recreation Authority; Series 2007 A, RB (INS - NATL)(a)	4.13%	12/01/2022	5	5,014

Brookhaven (City of), GA Development Authority (Children’s Healthcare); Series 2019 D, VRD RB(e)	0.03%	07/01/2042	42,140	42,140,000

Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle); Series 2013, Ref. RB(c)	2.93%	03/12/2024	7,000	7,465,920

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)
Burke (County of), GA Development Authority (Oglethorpe Power Corp. Plant Vogtle); Series 2010, Ref. VRD RB (LOC - Bank Of America N.A.)(e)(f)	0.04%	01/01/2037	$10,000	$10,000,000

Cedartown Polk (County of), GA Hospital Authority (Polk Medical Center); Series 2016, RB	5.00%	07/01/2034	465	532,179

College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(a)	4.38%	01/01/2026	40	40,125

Dalton (City of), GA Downtown Development Authority; Series 1996, Ctfs. (INS - NATL)(a)	5.50%	08/15/2026	3,450	3,867,243

Fulton (County of), GA Development Authority (Children’s Healthcare); Series 2008, Ref. VRD RB(e)	0.03%	07/01/2042	36,285	36,285,000

Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(a)	5.00%	12/01/2023	55	55,193

Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2031	1,780	1,930,944

Main Street Natural Gas, Inc.;
Series 2018 A, RB(c)	4.00%	09/01/2023	36,595	39,549,314

Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.75%)(c)(h)	0.83%	09/01/2023	1,000	1,005,600

Series 2018 C, RB(c)	4.00%	12/01/2023	3,700	4,025,600

Series 2018 D, RB (1 mo. USD LIBOR + 0.83%)(c)(h)	0.91%	12/01/2023	30,000	30,246,600

Milledgeville (City of) & Baldwin (County of), GA Development Authority; Series 2003 A, RB (INS - SGI)(a)	4.50%	09/01/2025	30	30,070

Private Colleges & Universities Authority; Series 2003, RB	5.25%	06/01/2021	280	281,003

				177,459,805

Idaho–0.00%
Regents of the University of Idaho; Series 2011, Ref. RB(b)(c)	5.25%	04/01/2021	85	85,348

Illinois–8.84%
Bellwood (Village of), IL; Series 2016 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2026	210	247,204

Bradley (Village of), IL (Bradley Commons); Series 2018 A, Ref. RB	5.00%	01/01/2022	400	407,692

Centerpoint Intermodal Center Program Trust; Series 2004 A, RB(c)(d)	4.00%	12/15/2022	4,365	4,415,285

Chicago (City of), IL;
Series 1993 B, Ref. GO Bonds(b)	5.13%	01/01/2022	145	150,836

Series 1999, GO Bonds (INS - NATL)(a)(j)	0.00%	01/01/2024	6,110	5,867,433

Series 2008, Ref. RB (INS - AGM)(a)	5.00%	11/01/2025	905	908,140

Series 2008, Ref. RB (INS - AGM)(a)	5.25%	11/01/2033	3,905	3,917,808

Chicago (City of), IL (O’Hare International Airport); Series 2012 B, Ref. RB(g)	5.00%	01/01/2024	9,045	9,395,041

Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(a)(j)	0.00%	12/01/2021	2,000	1,989,140

Series 1999 A, GO Bonds (INS - BHAC)(a)(j)	0.00%	12/01/2022	800	793,256

Series 2005 A, Ref. GO Bonds (INS - AMBAC)(a)	5.50%	12/01/2023	200	224,632

Chicago (City of), IL Transit Authority; Series 2010, Ref. RB (INS - AGM)(a)	5.00%	06/01/2028	6,500	6,513,780

Chicago State University; Series 1998, RB (INS - NATL)(a)	5.50%	12/01/2023	1,320	1,418,340

Collinsville (City of), IL Area Recreation District;
Series 2004, GO Bonds (INS - NATL)(a)	4.40%	12/01/2022	300	300,768

Series 2004, GO Bonds (INS - NATL)(a)	4.50%	12/01/2023	630	631,663

Series 2004, GO Bonds (INS - NATL)(a)	4.60%	12/01/2025	350	350,938

Series 2004, GO Bonds (INS - NATL)(a)	4.65%	12/01/2026	450	451,219

Series 2007, Ref. GO Bonds (INS - AMBAC)(a)	4.00%	12/01/2027	65	65,071

Cook (County of), IL;
Series 2012 C, Ref. GO Bonds (INS - AGM)(a)	5.00%	11/15/2025	4,670	5,013,759

Series 2012, Ref. GO Bonds	5.00%	11/15/2024	3,000	3,225,000

Cook County Community College District No. 508 (City Colleges of Chicago); Series 2013, GO Bonds	5.00%	12/01/2021	1,800	1,855,224

Cook County Community High School District No. 233 Homewood-Flossmoor; Series 2013, GO Bonds	4.00%	12/01/2026	2,695	2,830,289

Cook County School District No. 88; Series 2009 B, GO Bonds(b)(c)	4.10%	03/01/2021	810	810,000

Du Page Cook & Will Counties Community College District No. 502;
Series 2011 A, GO Bonds	5.00%	06/01/2024	1,300	1,315,678

Series 2011 A, GO Bonds	5.00%	06/01/2027	1,800	1,821,708

Eastern Illinois University; Series 2005, RB (INS - AMBAC)(a)	4.13%	04/01/2022	105	105,037

Greater Chicago Metropolitan Water Reclamation District; Series 2011 B, GO Bonds	5.00%	12/01/2031	4,800	4,978,224

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Illinois (State of);
Series 1992 P, RB(b)	6.50%	06/15/2022	$90	$93,255

Series 2010, Ref. GO Bonds (INS - AGM)(a)	5.00%	01/01/2023	9,665	9,813,551

Series 2010, Ref. GO Bonds	5.00%	01/01/2024	8,130	8,152,520

Series 2012, Ref. GO Bonds (INS - AGM)(a)	5.00%	08/01/2022	7,500	7,948,275

Series 2016, GO Bonds	5.00%	11/01/2025	2,000	2,283,780

Series 2017 D, GO Bonds	5.00%	11/01/2025	10,960	12,462,616

Series 2018 A, GO Bonds	4.00%	05/01/2024	2,085	2,247,818

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	3,500	3,713,535

Series 2020 A, GO Bonds	5.00%	11/01/2026	2,935	3,414,432

Illinois (State of) Finance Authority;
Series 2013 A, RB	5.00%	07/01/2021	1,540	1,560,251

Series 2013 A, RB	5.00%	07/01/2022	1,000	1,052,450

Series 2013 A, RB	5.00%	07/01/2023	1,000	1,082,940

Series 2017 A, RB(i)	4.25%	12/01/2027	440	39,600

Series 2019 A, Ref. RB	4.00%	11/01/2021	375	379,815

Series 2019 A, Ref. RB	4.00%	11/01/2023	405	424,075

Series 2019 A, Ref. RB	5.00%	11/01/2025	440	492,655

Series 2019 A, Ref. RB	5.00%	11/01/2026	460	524,276

Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2012, RB(b)(c)	5.00%	06/01/2022	18,080	19,176,913

Illinois (State of) Finance Authority (Ascension Health); Series 2012 A, RB(b)(c)	5.00%	11/15/2021	17,895	18,508,262

Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(g)	8.00%	06/01/2032	560	560,605

Illinois (State of) Finance Authority (Palos Hospital); Series 2010 C, RB	5.38%	05/15/2025	4,000	4,013,120

Illinois (State of) Housing Development Authority; Series 2005, RB (INS - AGM)(a)	4.60%	09/01/2025	30	30,099

Illinois (State of) Medical District Commission; Series 2002, COP (INS - NATL)(a)	5.00%	06/01/2022	60	60,154

Illinois (State of) Regional Transportation Authority; Series 1991 A, RB (INS - NATL)(a)	6.70%	11/01/2021	450	469,395

Madison, Jersey, Macoupin, Calhoun, Morgan, Scott and Greene Counties Community College District No. 536 (Lewis and Clark Community College); Series 2015 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	11/01/2021	1,000	1,030,940

Melrose Park (Village of), IL; Series 2011 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2022	1,700	1,760,214

Minooka (Village of), IL; Series 2011, Ref. GO Bonds	5.00%	01/01/2022	355	366,772

Regional Transportation Authority; Series 1997, Ref. RB (INS - NATL)(a)	6.00%	06/01/2023	2,030	2,136,575

Riverdale (Village of), IL; Series 2003 E, Ref. GO Bonds (INS - AGM)(a)	4.80%	01/01/2023	55	55,122

Rockford (City of), IL (Waterworks System Alternative Revenue Source); Series 2010, GO Bonds	3.75%	12/15/2025	280	280,720

Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2024	10,200	11,379,324

Southwestern Illinois Development Authority; Series 2013, RB(b)	6.38%	11/01/2023	835	917,448

Tender Option Bond Trust;
Series 2016-XG0073, VRD Ctfs. (INS - AGM)(a)(d)(e)	0.18%	12/01/2039	11,000	11,000,000

Series 2018-XL0093, VRD Ctfs.(d)(e)	0.18%	01/01/2048	31,700	31,700,000

Series 2020-XM00917, VRD Ctfs.(d)(e)	0.18%	01/01/2037	8,920	8,920,000

Series 2020-XM00918, VRD Ctfs.(d)(e)	0.18%	07/01/2024	3,800	3,800,000

University of Illinois;
Series 2008 A, Ref. COP (INS - AGM) (a)	5.25%	10/01/2022	2,110	2,117,406

Series 2008 A, Ref. COP (INS - AGM)(a)	5.25%	10/01/2026	1,020	1,023,254

University Park (Village of), IL; Series 2003, GO Bonds (INS - AMBAC)(a)	4.65%	12/01/2023	30	30,100

West Chicago Fire Protection District; Series 2008, GO Bonds (INS - NATL)(a)	4.75%	01/01/2029	15	15,042

Will County Community Unit School District No. 365; Series 2003, GO Bonds (INS - AGM)(a)(j)	0.00%	11/01/2023	20,455	20,126,902

				255,167,376

Indiana–0.47%
Gary (City of), IN & Chicago (City of), IL International Airport Authority (Gary/Chicago International Airport); Series 2014, RB(g)	5.50%	02/01/2025	730	732,694

Gary (City of), IN Sanitary District; Series 2011 A, RB(b)(c)	5.05%	01/15/2022	8,335	8,684,487

Indiana (State of) Finance Authority; Series 2012, RB(b)	4.00%	03/01/2022	420	426,350

Indiana (State of) Finance Authority (US Steel Corp.); Series 2010, Ref. RB	6.00%	12/01/2026	1,315	1,318,761

Indianapolis Local Public Improvement Bond Bank; Series 2011 I, RB	5.00%	06/01/2027	1,000	1,011,220

Merrillville (Town of), IN; Series 2016, RB	5.05%	04/01/2026	565	575,893

Michigan City (City of), IN; Series 2016, RB	4.50%	01/01/2026	710	713,060

				13,462,465

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–0.05%
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2019, RB	2.88%	05/15/2049	$1,500	$1,520,295

Kentucky–1.29%
Jefferson County Capital Projects Corp.;
Series 2007 A, Ref. RB (INS - AGM)(a)	4.25%	06/01/2022	10	10,031

Series 2007 A, Ref. RB (INS - AGM)(a)	4.38%	06/01/2028	25	25,071

Kentucky (Commonwealth of) Asset/Liability Commission; Series 2007 B, Ref. RN (3 mo. USD LIBOR + 0.55%), (INS - NATL)(a)(h)	0.69%	11/01/2025	11,285	11,129,606

Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living); Series 2016 B-1, Ref. RB	3.25%	05/15/2022	1,165	1,162,099

Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB	5.00%	05/01/2027	4,750	5,794,050

Series 2018, RB	5.00%	05/01/2028	5,000	6,205,550

Kentucky (Commonwealth of) Public Energy Authority; Series 2019 A-2, RB (1 mo. USD LIBOR + 1.12%)(c)(h)	1.20%	06/01/2025	10,000	10,160,000

Kentucky (State of) Property & Building Commission (No. 112); Series 2016 B, Ref. RB	5.00%	11/01/2021	1,250	1,289,187

Kentucky Rural Water Finance Corp.;
Series 2003 A, Ref. RB (INS - NATL)(a)	4.75%	02/01/2028	10	10,023

Series 2008, Ref. RB	4.13%	02/01/2023	5	5,011

Pikeville (City of), KY; Series 2011, Ref. RB(b)(c)	6.25%	03/01/2021	1,375	1,375,000

				37,165,628

Louisiana–0.99%
Ernest N Morial New Orleans Exhibition Hall Authority; Series 2012, Ref. RB	5.00%	07/15/2026	570	606,030

Louisiana (State of); Series 2012 A-1, Ref. RB	4.00%	05/01/2028	10,765	11,266,864

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, Ref. RB	5.00%	01/01/2022	160	161,234

Series 2019 A, Ref. RB	5.00%	01/01/2023	170	172,662

Series 2019 A, Ref. RB	5.00%	01/01/2024	175	178,783

Louisiana (State of) Stadium & Exposition District; Series 2020, RB	5.00%	07/03/2023	15,000	16,207,800

				28,593,373

Maine–0.06%
Maine (State of) Educational Loan Authority; Series 2012 A-1, RB (INS - AGC)(a)(g)	4.75%	12/01/2024	1,550	1,651,447

Maryland–0.61%
Maryland (State of) Department of Transportation; Series 2016, Ref. RB	4.00%	09/01/2021	3,600	3,669,048

Maryland (State of) Health & Higher Educational Facilities Authority; Series 2013 A, RB	5.00%	08/15/2027	7,005	7,725,324

Maryland (State of) University System; Series 2009 D, Ref. RB	4.00%	04/01/2021	10	10,029

Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	6,150	6,212,976

				17,617,377

Massachusetts–1.28%
Boston (City of), MA Water & Sewer Commission; Series 2009 B, Ref. RB	4.00%	11/01/2021	1,070	1,070,000

Cheshire (Town of), MA; Series 2009, GO Bonds (INS - AGM)(a)	4.75%	02/01/2024	35	35,120

Massachusetts (Commonwealth of) (Central Artery); Series 2000 B, VRD GO Bonds(e)	0.01%	12/01/2030	15,000	15,000,000

Massachusetts (Commonwealth of) Bay Transportation Authority (General Transportation System); Series 1991 A, RB (INS - AGC)(a)	7.00%	03/01/2021	660	660,000

Massachusetts (Commonwealth of) Development Finance Agency;
Series 2000, RB	6.00%	08/01/2021	205	209,959

Series 2007 C, RB (3 mo. USD LIBOR + 0.82%)(h)	0.95%	11/15/2032	3,095	3,081,320

Series 2012 G, RB	5.00%	10/01/2022	2,000	2,052,820

Massachusetts (Commonwealth of) Educational Financing Authority; Series 2010 A, RB	5.50%	01/01/2022	5,625	5,639,231

Massachusetts (Commonwealth of) School Building Authority; Series 2012 A, Ref. RB(b)(c)	5.00%	08/15/2022	4,000	4,282,123

Metropolitan Boston Transit Parking Corp.;
Series 2011, RB	5.00%	07/01/2024	2,405	2,440,522

Series 2011, RB	5.00%	07/01/2025	1,185	1,202,028

Series 2011, RB	5.00%	07/01/2026	1,105	1,120,669

North Reading (Town of), MA; Series 2005, GO Bonds (INS - AMBAC)(a)	4.00%	09/15/2023	10	10,028

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)
Waltham (City of), MA;
Series 2008, GO Bonds	4.00%	09/15/2024	$25	$25,071

Series 2008, GO Bonds	4.20%	09/15/2027	15	15,044

Worcester (City of), MA;
Series 2005 C, GO Bonds (INS - AMBAC)(a)	4.00%	09/15/2021	10	10,029

Series 2005 C, GO Bonds (INS - AMBAC)(a)	4.13%	09/15/2023	15	15,044

Series 2006, GO Bonds (INS - SGI)(a)	4.20%	11/01/2024	10	10,030

				36,879,038

Michigan–1.42%
Advanced Technology Academy; Series 2019, Ref. RB	3.50%	11/01/2024	505	513,333

Charyl Stockwell Academy; Series 2015, Ref. RB	4.88%	10/01/2023	170	174,658

Detroit (City of), MI; Series 2006, Ref. RB (3 mo. USD LIBOR + 0.60%), (INS -AGM)(a)(h)	0.76%	07/01/2032	7,825	7,639,626

Flat Rock (City of), MI Tax Increment Finance Authority; Series 2006 B, Ref. RB	4.75%	10/01/2021	10	10,032

Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.); Series 2019 C-1, RB	3.00%	04/01/2022	7,250	7,237,240

Howell (Town of), MI; Series 2006, GO Bonds (INS - AGM)(a)	4.50%	06/01/2022	10	10,032

Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2011 A, Ref. RB(b)(c)	5.50%	11/15/2021	12,375	12,842,527

Michigan (State of) Finance Authority; Series 2017, Ref. RB	5.00%	02/01/2022	605	618,183

Muskegon Heights (City of), MI;
Series 2005, Ref. RB (INS - NATL)(a)	4.00%	11/01/2021	105	105,595

Series 2006, Ref. RB (INS - NATL)(a)	4.00%	11/01/2026	185	186,156

Summit Academy North; Series 2016, Ref. RB	4.00%	11/01/2024	1,400	1,422,820

Taylor (City of), MI Tax Increment Finance Authority; Series 2013 B, Ref. RB (INS - AGM)(a)	4.00%	05/01/2021	15	15,043

Wayne (City of), MI; Series 2004, GO Bonds (INS - AMBAC)(a)	4.40%	10/01/2021	375	375,611

Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB(g)	5.00%	12/01/2028	9,050	9,793,096

				40,943,952

Minnesota–0.29%
Dakota (County of), MN Community Development Agency; Series 2018 B, RB(c)	3.80%	09/01/2021	855	853,042

Duluth Independent School District No. 709; Series 2016 A, Ref. COP	5.00%	02/01/2023	2,415	2,607,258

Minnesota (State of) Governmental Agency Finance Group (Flexible Term Program); Series 2007 A-1, RB (INS - AGC)(a)	4.13%	03/01/2027	15	15,035

New Prague (City of), MN; Series 2009 A, GO Bonds	4.15%	02/01/2024	5	5,015

North Mankato (City of), MN; Series 2009 C, GO Bonds	4.00%	12/01/2024	10	10,029

St. Paul (City of), MN Housing & Redevelopment Authority; Series 2016 A, Ref. RB	4.50%	07/01/2028	555	579,553

University of Minnesota; Series 1996 A, RB(b)	5.50%	07/01/2021	4,175	4,244,263

				8,314,195

Mississippi–0.57%
Mississippi (State of) Development Bank;
Series 2013 B, RB (INS - BAM)(a)	5.00%	10/01/2023	775	830,645

Series 2013, RB (INS - AGM)(a)	5.25%	12/01/2022	800	863,680

Mississippi Business Finance Corp.; Series 2006, RB	4.55%	12/01/2028	25	24,966

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2019, Ref. RB	2.50%	04/01/2022	14,800	14,864,380

Mississippi Valley State University Educational Building Corp.; Series 2007, RB (INS - AMBAC)(a)	4.00%	03/01/2022	10	10,029

				16,593,700

Missouri–1.47%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	590	591,209

Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	4.25%	04/01/2026	285	295,804

Missouri (State of) Health & Educational Facilities Authority; Series 2003 C3, VRD RB(e)	0.01%	11/15/2039	36,415	36,415,000

Series 2017, Ref. RB	5.00%	04/01/2026	3,130	3,605,948

Missouri (State of) Highway & Transportation Commission (Garvee); Series 2010 A, RB	5.00%	05/01/2021	205	205,746

Missouri (State of) Housing Development Commission; Series 2011 E-4, RB(b)(c)	4.25%	05/01/2021	40	40,270

Missouri Western State University; Series 2012, Ref. RB	3.00%	10/01/2024	50	50,047

Springfield Public Building Corp.; Series 2000 A, RB (INS - AMBAC)(a)(j)	0.00%	06/01/2025	245	214,103

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.00%	09/01/2023	$870	$912,726

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2017, Ref. RB	3.00%	09/01/2022	45	45,875

				42,376,728

Montana–1.40%
Mizuho Floater/Residual Trust; Series 2020-MIZ9027, VRD Ctfs. (LOC - Mizuho Capital Markets LLC)(d)(e)(f)	0.33%	01/01/2034	40,375	40,375,000

Ravalli County School District No. 7; Series 2006, GO Bonds (INS - AGM)(a)	4.00%	07/01/2023	10	10,029

				40,385,029

Nebraska–0.52%
Central Plains Energy Project (No. 4); Series 2018, RB(c)	5.00%	01/01/2024	13,500	15,019,830

Nevada–0.02%
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(d)	2.50%	06/15/2024	675	680,981

New Hampshire–0.00%
New Hampshire (State of) Health and Education Facilities Authority (Covenant Health Systems Obligated Group); Series 2007 B, RB	5.00%	07/01/2023	100	100,310

New Hampshire (State of) Municipal Bond Bank; Series 2003 D, RB (INS - AGM)(a)	4.00%	08/15/2021	5	5,014

				105,324

New Jersey–9.27%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	03/01/2027	250	304,543

Camden (County of), NJ Improvement Authority; Series 2013 A, Ref. RB	5.00%	12/01/2027	1,610	1,778,937

Casino Reinvestment Development Authority;
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2022	1,000	1,002,730

Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2024	1,500	1,503,720

Series 2014, Ref. RB	5.00%	11/01/2023	3,515	3,798,766

Gloucester (County of), NJ Industrial Pollution Control Financing Authority (ExxonMobil); Series 2003, Ref. VRD RB(e)	0.00%	01/01/2022	26,275	26,275,000

New Jersey (State of);
Series 2020 A, GO Bonds	5.00%	06/01/2027	25,000	30,749,250

Series 2020 A, GO Bonds	5.00%	06/01/2028	10,000	12,476,800

New Jersey (State of) Building Authority; Series 2016 A, Ref. RB (INS - BAM)(a)	5.00%	06/15/2025	1,500	1,765,755

Series 2016 A, Ref. RB(b)	5.00%	06/15/2025	1,000	1,184,500

New Jersey (State of) Economic Development Authority; Series 2004 A, RB (INS - NATL)(a)	5.25%	07/01/2025	6,840	8,056,015

Series 2004 A, RB(b)	5.25%	07/01/2025	820	979,638

Series 2005 N-1, Ref. RB (INS - NATL)(a)	5.50%	09/01/2023	3,010	3,368,461

Series 2005, Ref. RB (INS - AMBAC)(a)	5.50%	09/01/2024	6,000	6,954,960

Series 2012, Ref. RB	5.00%	06/15/2022	1,520	1,600,256

Series 2012, Ref. RB	5.00%	06/15/2023	6,500	6,833,385

Series 2013 NN, Ref. RB	5.00%	03/01/2023	2,000	2,175,280

Series 2013 NN, Ref. RB	5.00%	03/01/2025	3,000	3,248,400

Series 2017 A, Ref. RB(d)	3.50%	09/01/2022	10	10,104

Series 2017 B, Ref. RB	5.00%	11/01/2023	1,500	1,670,490

New Jersey (State of) Educational Facilities Authority (Higher Education Facilities Trust Fund); Series 2014, RB	5.00%	06/15/2026	1,000	1,125,870

New Jersey (State of) Health Care Facilities Financing Authority; Series 2013, Ref. RB	5.00%	09/15/2023	400	443,300

New Jersey (State of) Housing & Mortgage Finance Agency; Series 2007 A, RB (INS - AGM)(a)	5.00%	05/01/2021	40	40,216

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS - NATL)(a)	5.50%	12/15/2021	$20,000	$20,814,200

Series 2005 B, RB (INS - AMBAC)(a)	5.25%	12/15/2023	1,000	1,125,620

Series 2006 A, RB (INS - AMBAC)(a)	5.50%	12/15/2021	5,000	5,203,550

Series 2006 A, RB (INS - AGM)(a)	5.50%	12/15/2022	1,000	1,092,180

Series 2006 A, RB (INS - AGM)(a)	5.25%	12/15/2023	1,370	1,550,182

Series 2006, RB (INS - NATL)(a)	5.25%	12/15/2021	20,000	20,775,000

Series 2010 D, RB	5.25%	12/15/2023	4,505	5,070,918

Series 2011 B, RB	5.25%	06/15/2026	460	465,732

Series 2012 A-A, RB (INS - AGM)(a)	5.00%	06/15/2025	1,645	1,737,844

Series 2014, RN (SIFMA Municipal Swap Index + 1.20%)(c)(h)	1.23%	12/15/2021	10,000	10,010,500

Series 2018 A, Ref. RB	5.00%	06/15/2028	5,000	5,916,900

Series 2018-A, Ref. RN	5.00%	06/15/2024	3,500	3,991,330

North Caldwell School District; Series 2010, Ref. GO Bonds	4.00%	02/15/2023	515	516,457

Salem (County of), NJ Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS - AGM)(a)	5.38%	08/15/2028	125	125,390

Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(g)	5.00%	12/01/2023	1,220	1,279,743

Tender Option Bond Trust;
Series 2016-XF1059, VRD Ctfs. (INS - AMBAC)(a)(d)(e)	0.17%	12/15/2036	39,398	39,398,000

Series 2017-XF2482, VRD Ctfs. (INS - BAM)(a)(d)(e)	0.18%	03/01/2042	3,935	3,935,000

Union (County of), NJ Industrial Pollution Control Financing Authority (Exxon); Series 1994, Ref. VRD RB(e)	0.01%	07/01/2033	27,135	27,135,000

Vineland (City of), NJ; Series 2005, Ref. GO Bonds (INS - NATL)(a)	5.00%	03/01/2021	15	15,000

				267,504,922

New Mexico–0.22%
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012 A, Ref. RB	4.75%	07/01/2022	1,060	1,092,309

New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 C, RB	2.25%	07/01/2023	1,550	1,550,605

Series 2019 C, RB	2.38%	07/01/2024	1,550	1,550,666

Saltillo Public Improvement District;
Series 2018, Ref. RB (INS - BAM)(a)	4.00%	10/01/2024	105	117,187

Series 2018, Ref. RB (INS - BAM)(a)	4.00%	10/01/2025	160	182,723

Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 B, RB	2.63%	05/15/2025	1,000	1,001,610

Series 2019, RB	2.25%	05/15/2024	600	598,518

University of New Mexico;
Series 1991, RB(b)	6.50%	06/01/2021	30	30,463

Series 1992 A, Ref. RB	6.00%	06/01/2021	95	96,366

				6,220,447

New York–14.49%
Battery Park (City of), NY Authority; Series 2019 D-1, Ref. VRD RB(e)	0.03%	11/01/2038	27,670	27,670,000

Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2013, Ref. RB	5.00%	04/01/2022	450	457,196

Metropolitan Transportation Authority;
Series 2011 C, Ref. RB	5.00%	11/15/2027	3,400	3,489,828

Series 2012 C, Ref. RB	5.00%	11/15/2029	5,625	5,975,269

Series 2012 D, Ref. RB	5.00%	11/15/2028	14,985	15,918,116

Series 2012 F, Ref. RB	5.00%	11/15/2024	940	1,004,493

Series 2012 F, Ref. RB	5.00%	11/15/2027	10,000	10,622,700

Series 2015 D-1, Ref. RB	5.00%	11/15/2024	115	131,408

Series 2015 E3, VRD RB (LOC - Bank Of America N.A.)(e)(f)	0.01%	11/15/2050	34,935	34,935,000

Series 2015 F, Ref. RB	5.00%	11/15/2027	525	609,483

Series 2016 D, Ref. RB	5.00%	11/15/2021	1,000	1,030,660

Series 2018 B-2, RB	5.00%	05/15/2021	3,000	3,026,310

Series 2018 B-2D, RB	5.00%	05/15/2021	220	221,929

Series 2020 A-2, RB	4.00%	02/01/2022	1,225	1,260,611

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2023	$1,450	$1,607,963

Series 2016 A2, Ref. RB	4.00%	11/15/2025	145	163,277

Series 2017 B, Ref. RB	5.00%	11/15/2024	3,500	3,999,380

Series 2017 C-1, Ref. RB	5.00%	11/15/2023	3,000	3,326,820

Series 2017 C-1, Ref. RB	5.00%	11/15/2026	605	723,967

Series 2018 B, Ref. RB	5.00%	11/15/2023	2,200	2,439,668

Series 2018 B, Ref. RB	5.00%	11/15/2024	175	199,969

Nassau (County of), NY;
Series 2012 A, GO Bonds(b)(c)	5.00%	04/01/2021	1,310	1,315,109

Series 2021 A, GO Notes	2.00%	09/15/2021	45,515	45,971,060

Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	3,000	3,075,030

Nassau Health Care Corp.; Series 2009 B, VRD RB (LOC - Bank Of America N.A.)(e)(f)	0.02%	08/01/2029	12,030	12,030,000

New York (City of), NY;
Series 2005 E-3, GO Bonds (LOC - Bank Of America N.A.)(f)	0.02%	08/01/2034	10,735	10,735,000

Series 2011 A-1, GO Bonds(b)(c)	5.00%	08/01/2021	6,455	6,584,229

Series 2012 A-1, GO Bonds	5.00%	10/01/2022	9,070	9,756,690

Series 2013 F, VRD GO Bonds(e)	0.01%	03/01/2042	50,000	50,000,000

Series 2018 A, Ref. GO Bonds	5.00%	08/01/2022	5,000	5,338,700

New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2006, RB(b)(c)	5.00%	03/15/2021	1,005	1,006,739

New York (City of), NY Municipal Water Finance Authority; Series 2006 CC-1, VRD RB(e)	0.02%	06/15/2038	51,025	51,025,000

New York (State of) Dormitory Authority; Series 2015 A-1, Ref. RB(d)	4.80%	12/01/2023	455	453,489

New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS - NATL)(a)	5.50%	07/01/2023	5,000	5,361,450

New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB(e)	0.03%	11/01/2044	14,015	14,015,000

New York (State of) Housing Finance Agency (Green Bonds);
Series 2018 H, RB	2.65%	05/01/2022	1,000	1,027,840

Series 2018 H, RB	2.75%	11/01/2022	1,170	1,171,345

New York (State of) Metropolitan Transportation Authority; Series 2012 C, RB	5.00%	11/15/2028	8,095	8,599,076

New York (State of) Thruway Authority Highway & Bridge Trust Fund; Series 2011 A1, RB	5.00%	04/01/2025	1,525	1,530,795

New York Counties Tobacco Trust VI;
Series 2016 B, Ref. RB	5.00%	06/01/2021	350	353,791

Series 2016 B, Ref. RB	5.00%	06/01/2022	300	316,104

Series 2016 B, Ref. RB	5.00%	06/01/2023	685	749,719

Series 2016 B, Ref. RB	5.00%	06/01/2026	460	554,553

New York Local Government Assistance Corp.; Series 1993 E, Ref. RB (INS - FGIC)(a)	5.00%	04/01/2021	600	602,370

New York State Environmental Facilities Corp.; Series 2011 B, RB	5.00%	06/15/2028	3,000	3,040,710

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(g)	5.25%	08/01/2031	17,870	21,469,733

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(g)	5.00%	08/01/2026	14,040	14,285,419

Series 2016, Ref. RB(g)	5.00%	08/01/2031	20,070	20,403,162

Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2012, RB(b)(c)	5.00%	07/01/2022	2,610	2,775,657

Orange County Funding Corp. (Mount St. Mary College); Series 2012 B, RB	4.00%	07/01/2024	695	712,500

Public Housing Capital Fund Revenue Trust III; Series 2012, RB(d)	5.00%	07/01/2022	131	130,958

Ramapo (Town of), NY; Series 2006, GO Bonds (INS - SGI)(a)	4.00%	08/01/2021	100	99,941

Suffolk (County of), NY; Series 2017 C, Ref. GO Bonds (INS - BAM)(a)	5.00%	02/01/2022	4,610	4,801,084

Suffolk (County of), NY Industrial Development Agency; Series 1996, Ref. RB(i)(k)	6.70%	12/31/2021	30	0

Suffolk County Economic Development Corp. (Catholic Health Services of Long Island); Series 2011, Ref. RB	5.00%	07/01/2028	230	232,951

				418,339,251

North Carolina–3.84%
Charlotte (City of), NC; Series 2013 B, COP	3.00%	06/01/2022	2,485	2,490,219

Charlotte-Mecklenburg Hospital Authority (The); Series 2012 A, Ref. RB	5.00%	01/15/2028	4,945	5,162,283

North Carolina (State of) Medical Care Commission (Novant Health Group); Series 2004 A, VRD RB(e)	0.02%	11/01/2034	75,000	75,000,000

Raleigh (City of), NC; Series 2008 A, VRD RB(e)	0.03%	03/01/2035	23,190	23,190,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–(continued)
University of North Carolina;
Series 2008 A, RB (INS - AGC)(a)	4.25%	10/01/2021	$5	$5,015

Series 2008 A, RB (INS - AGC)(a)	4.75%	10/01/2028	10	10,032

University of North Carolina at Chapel Hill; Series 2012, RB (67% of 1 mo. USD LIBOR + 0.40%)(c)(h)	0.48%	11/09/2022	4,900	4,912,348

				110,769,897

North Dakota–0.21%
Burleigh (County of), ND; Series 2018, RB	3.25%	11/01/2023	3,495	3,545,293

Fargo (City of), ND; Series 2010 C, Ref. GO Bonds	4.00%	05/01/2023	1,205	1,208,446

Grand Forks (City of), ND; Series 2012, RB	4.00%	12/01/2027	1,265	1,279,295

West Fargo (City of), ND; Series 2009, GO Bonds	4.10%	11/01/2022	100	100,278

				6,133,312

Ohio–0.41%
Akron (City of), OH; Series 2009, Ref. RB (INS - AGC)(a)	4.00%	03/01/2022	75	75,214

Cuyahoga (County of), OH (Convention Hotel); Series 2014, COP	5.00%	12/01/2025	1,805	2,012,503

Cuyahoga (County of), OH (Shaker Square); Series 2010 D, Ref. RB	5.00%	12/01/2025	1,310	1,314,716

Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGM)(a)(g)	5.00%	12/01/2026	1,335	1,405,128

Greene (County of), OH; Series 2004 A, RB (INS - ACA)(a)	5.00%	09/01/2024	10	10,009

Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2018, Ref. RB(d)	5.00%	12/01/2023	3,000	3,179,160

Ohio (State of) Higher Educational Facility Commission;
Series 2006, RB (CPI Rate + 1.12%), (INS - AMBAC)(a)(h)	2.66%	12/01/2023	2,460	2,547,133

Series 2015, Ref. RB	6.00%	10/01/2021	615	616,937

RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	730	731,000

Scioto (County of), OH; Series 2006, GO Bonds (INS - AGM)(a)	4.25%	12/01/2026	20	20,056

Stark (County of), OH; Series 2004, GO Bonds (INS - NATL)(a)	4.38%	12/01/2024	20	20,063

				11,931,919

Oklahoma–0.09%
McGee Creek Authority; Series 1992, RB (INS - NATL)(a)	6.00%	01/01/2023	250	267,800

Oklahoma (State of) Development Finance Authority; Series 2015, RB	5.00%	07/01/2025	1,875	2,017,219

Oklahoma (State of) Municipal Power Authority; Series 1992 B, RB (INS -NATL)(a)	5.75%	01/01/2024	150	172,305

				2,457,324

Oregon–0.15%
Metro; Series 2012 A, GO Bonds	5.00%	06/01/2025	4,120	4,376,964

Oregon Health & Science University; Series 1996 A, RB (INS - NATL)(a)(j)	0.00%	07/01/2021	40	39,974

				4,416,938

Pennsylvania–6.31%
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University); Series 2017, RB	5.00%	10/15/2026	445	500,594

Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB(l)	5.60%	07/01/2023	465	418,500

Berks (County of), PA Municipal Authority; Series 2015 XF2049, VRD Ctfs.(d)(e)	0.15%	11/01/2044	8,420	8,420,000

Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2021	310	320,010

Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2022	400	430,324

Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2023	400	436,572

Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2024	425	463,858

Delaware Valley Regional Finance Authority; Series 2007 C, RB (3 mo. USD LIBOR + 0.65%)(h)	0.78%	06/01/2027	37,870	36,581,663

Erie (County of), PA Hospital Authority (St. Mary’s Home Erie);
Series 2006 A, Ref. RB (INS - AGC)(a)	4.50%	07/01/2023	30	30,097

Series 2006 A, Ref. RB (INS - AGC)(a)	4.80%	07/01/2029	250	250,608

Geisinger Authority (Geisinger Health System); Series 2014 B, Ref. RB (1 mo. USD LIBOR + 1.07%)(c)(h)	1.15%	06/01/2024	14,600	14,801,480

Luzerne (County of), PA;
Series 2015 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	11/15/2023	2,795	3,107,229

Series 2015 B, Ref. GO Bonds (INS - AGM)(a)	5.00%	05/15/2022	2,075	2,184,747

Series 2015 B, Ref. GO Bonds (INS - AGM)(a)	5.00%	05/15/2023	2,260	2,469,592

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System);
Series 2014 A, Ref. RB	5.00%	10/01/2022	$1,380	$1,449,593

Series 2014 A, Ref. RB	5.00%	10/01/2024	1,165	1,285,123

Pennsylvania (Commonwealth of) ; Series 2016, Ref. GO Bonds	5.00%	01/15/2022	2,960	3,084,942

Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2010 B, RB	8.00%	05/01/2029	2,750	2,764,575

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD RB(e)	0.11%	09/01/2045	58,030	58,030,000

Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2015 A, Ref. RB	5.00%	06/01/2023	6,200	6,777,034

Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2018 A-1, Ref. RB (SIFMA Municipal Swap Index + 0.60%)(h)	0.63%	12/01/2023	1,500	1,507,905

Series 2019, Ref. RB	5.00%	12/01/2022	5,325	5,766,655

Philadelphia (City of), PA Authority for Industrial Development;
Series 2013 A-1, RB	6.25%	06/15/2023	405	431,353

Series 2013, RB	5.00%	04/01/2033	1,765	1,872,347

Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2011 D, RB	5.00%	07/01/2025	5,300	5,404,940

Pittsburgh (City of), PA Urban Redevelopment Authority; Series 2009, RB (CEP - GNMA)	4.20%	10/20/2024	325	325,618

Pittsburgh (City of), PA Water & Sewer Authority; Series 2017 C, Ref. RB (SIFMA Municipal Swap Index + 0.65%), (INS - AGM)(a)(c)(h)	0.68%	12/01/2023	17,500	17,543,575

Pottsville (City of), PA Hospital Authority; Series 2014, RB(b)(d)	5.75%	07/01/2022	1,375	1,436,669

Sayre (City of), PA Health Care Facilities Authority; Series 2007, RB (3 mo. USD LIBOR + 0.78%)(h)	0.93%	12/01/2024	55	55,110

Tinicum (Town of) & Delaware (County of), PA Sewage Authority; Series 2003, RB (INS - AGM)(a)	4.25%	09/01/2022	450	451,364

Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	1,025	1,107,410

Wilkes-Barre Area School District;
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2024	1,010	1,151,854

Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2026	1,160	1,400,804

				182,262,145

Puerto Rico–0.62%
Puerto Rico (Commonwealth of);
Series 2003 A, GO Bonds (INS - AGC)(a)	5.00%	07/01/2027	500	516,855

Series 2007 A, GO Bonds (INS - AGC)(a)	5.00%	07/01/2023	30	31,010

Series 2011 A, Ref. GO Bonds (INS - AGM)(a)	5.38%	07/01/2025	1,360	1,392,966

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - AGC)(a)	5.00%	07/01/2026	100	103,370

Series 2005 RR, RB (INS - SGI)(a)	5.00%	07/01/2026	3,905	3,910,076

Series 2005 RR, RB (INS - SGI)(a)	5.00%	07/01/2027	1,505	1,506,957

Series 2007 UU, Ref. RB (INS - AGM)(a)	5.00%	07/01/2024	500	516,845

Series 2008 WW, RB (INS - AGC)(a)	5.25%	07/01/2033	500	519,030

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(a)	5.00%	07/01/2027	6,085	6,290,125

Series 2003 AA, Ref. RB (INS - AGM)(a)	4.95%	07/01/2026	210	214,534

Series 2003, RB (INS - AGC)(a)	5.00%	07/01/2028	475	491,012

Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(a)	5.25%	08/01/2021	1,380	1,388,101

Series 2002 A, RB (INS - AGM)(a)	4.75%	08/01/2022	605	611,770

Series 2005 A, RB (INS - AGM)(a)	5.00%	08/01/2022	195	201,568

Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2004 K, Ref. RB (INS - AGM)(a)	5.25%	07/01/2027	265	274,209

				17,968,428

Rhode Island–0.03%
Rhode Island (State of) Clean Water Finance Agency (Pooled Loan Issue); Series 2002 B, PCR	4.50%	10/01/2022	10	10,685

Rhode Island (State of) Student Loan Authority; Series 2013 A, RB(g)	3.25%	12/01/2022	975	976,813

				987,498

South Carolina–0.78%
Florence & Darlington (Counties of), SC Commission for Technical Education; Series 2014, Ref. RB	5.00%	03/01/2028	620	662,036

South Carolina (State of) Jobs-Economic Development Authority; Series 2006 A, RB (INS - NATL)(a)	4.25%	08/01/2024	25	25,065

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 C, VRD RB(e)	0.12%	05/01/2048	$20,000	$20,000,000

South Carolina (State of) Public Service Authority; Series 2015 C, Ref. RB	5.00%	12/01/2021	1,885	1,951,352

				22,638,453

Tennessee–1.14%
Columbia (City of), TN; Series 2008, RB (INS - AGC)(a)	5.13%	12/01/2022	50	50,183

Tennessee (State of) Local Development Authority; Series 2006, RB	4.13%	03/01/2023	5	5,015

Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2021	2,350	2,407,504

Series 2006 A, RB	5.25%	09/01/2022	6,285	6,734,943

Series 2006 A, RB	5.25%	09/01/2023	2,725	3,036,495

Series 2006 A, RB	5.25%	09/01/2024	15,115	17,390,412

Series 2006 C, RB	5.00%	02/01/2022	3,090	3,219,224

				32,843,776

Texas–5.13%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(a)	4.50%	08/15/2033	590	591,682

Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	4.00%	06/15/2026	530	532,194

Austin (City of), TX; Series 2011, RB	4.00%	11/15/2024	465	477,234

Big Oaks Municipal Utility District; Series 2009, GO Bonds (INS - AGC)(a)	4.50%	03/01/2021	275	275,000

Calhoun County Navigation Industrial Development Authority (Max Midstream Texas, LLC); Series 2020 A, RN(d)(g)	7.00%	07/27/2021	12,000	11,999,520

Carthage (City of), TX; Series 2010, Ref. GO Bonds (INS - AGM)(a)	4.00%	08/15/2023	150	150,429

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.00%	08/15/2021	665	677,136

El Paso (County of), TX Hospital District; Series 2013, GO Ctfs.	5.00%	08/15/2025	675	716,877

Elgin (City of), TX; Series 2007, GO Ctfs. (INS - AGM)(a)	4.40%	07/15/2027	275	275,869

Fort Worth (City of), TX; Series 2011, Ref. RB	5.00%	02/15/2025	135	135,485

Harris County Industrial Development Corp. (Exxon Mobil Corp.); Series 1984, VRD RB(e)	0.01%	03/01/2024	12,000	12,000,000

Joint Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2023	1,200	1,310,652

Series 2015, Ref. RB	5.00%	12/01/2024	1,865	2,085,835

Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, RB	5.25%	11/01/2040	470	477,135

Lower Colorado River Authority; Series 2011 B, Ref. RB(b)(c)	5.00%	05/15/2021	1,405	1,418,755

Mueller Local Government Corp.; Series 2009, RB	4.25%	09/01/2029	30	30,084

Murphy (City of), TX; Series 2010, GO Bonds	4.00%	02/15/2027	585	586,673

New Hope Cultural Education Facilities Finance Corp.;
Series 2016 A, RB	5.00%	04/01/2022	365	372,344

Series 2016 A, RB	5.00%	04/01/2023	385	410,695

Series 2016 A, RB	5.00%	04/01/2024	405	443,025

New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus); Series 2017 A, RB	4.00%	04/01/2023	1,295	1,307,859

North Texas Municipal Water District; Series 2003, RB	5.13%	06/01/2023	5	5,022

Port Arthur (Port of), TX Navigation District; Series 2010 D, VRD RB(e)	0.11%	11/01/2040	20,000	20,000,000

Red River Health Facilities Development Corp.; Series 2012, RB	4.70%	01/01/2022	30	30,461

Robstown (City of), TX; Series 2009, GO Ctfs. (INS - AGM)(a)(j)	0.00%	03/01/2024	490	470,282

Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	4.90%	09/15/2024	125	129,256

Texas (State of) Transportation Commission State Highway Fund; Series 2014 B1, VRD RB(e)	0.03%	04/01/2032	46,830	46,830,000

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	23,815	27,965,955

Texas Municipal Gas Acquisition & Supply Corp. II; Series 2007, RB (SIFMA Municipal Swap Index + 0.55%)(h)	0.58%	09/15/2027	16,390	16,361,645

				148,067,104

Vermont–0.01%
Burlington (City of), VT; Series 2012 A, GO Bonds	5.00%	11/01/2021	200	206,324

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virgin Islands–0.05%
Virgin Islands (Government of) Public Finance Authority;
Series 2010 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2029	$750	$763,200

Series 2013 B, Ref. RB (INS - AGM)(a)	5.00%	10/01/2024	590	631,914

				1,395,114

Virginia–0.79%
Bristol (City of), VA; Series 2001, Ref. RB(b)	5.00%	07/15/2021	10	10,178

Loudoun (County of), VA Economic Development Authority (Howard Hughes Medical); Series 2003 C, VRD RB(e)	0.03%	02/15/2038	22,700	22,700,000

				22,710,178

Washington–0.81%
Central Puget Sound Regional Transit Authority; Series 1999, RB (INS - NATL)(a)	4.75%	02/01/2028	1,010	1,109,131

Energy Northwest (Columbia Generating Station); Series 2011 A, Ref. RB	5.00%	07/01/2022	3,730	3,789,866

Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	20	20,021

King & Snohomish Counties School District No. 417; Series 2007, Ref. GO Bonds (INS - NATL)(a)	4.25%	12/01/2021	5	5,016

Seattle (City of), WA; Series 2010 B, Ref. RB	5.00%	08/01/2023	755	757,741

Seattle (Port of), WA;
Series 2010 A, Ref. RB	5.00%	12/01/2023	1,020	1,022,203

Series 2010 B, Ref. RB	5.00%	06/01/2023	1,300	1,302,847

Series 2010 B, Ref. RB	5.00%	06/01/2030	1,680	1,683,394

Series 2012 A, Ref. RB	5.00%	08/01/2029	9,205	9,855,609

Series 2017 C, RB(g)	5.00%	05/01/2025	275	320,834

Washington (State of); Series 2014 C, Ref. GO Bonds	5.00%	07/01/2023	3,205	3,559,249

				23,425,911

West Virginia–0.65%
Monongalia (County of), WV Building Commission (Health System Obligated Group); Series 2011, Ref. RB	5.75%	07/01/2025	50	50,751

Roane (County of), WV Building Commission; Series 2019, Ref. RB	2.55%	11/01/2021	2,500	2,503,175

West Virginia (State of) Hospital Finance Authority (West Virginia University Health System); Series 2018 E, Ref. VRD RB(e)	0.11%	06/01/2033	16,285	16,285,000

				18,838,926

Wisconsin–0.56%
Madison Metropolitan School District; Series 2015, GO Bonds	4.00%	03/01/2023	2,965	3,082,651

Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. RB(b)	5.50%	12/15/2026	3,360	4,047,557

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp.); Series 2017, Ref. RB	5.00%	06/01/2021	1,005	1,010,919

Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019 B-2, Ref. RB	2.55%	11/01/2027	2,000	2,002,200

Series 2019 B-3, Ref. RB	2.25%	11/01/2026	3,000	2,999,970

Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health); Series 2014 A, RB	5.00%	12/01/2021	1,130	1,169,776

Wisconsin (State of) Public Finance Authority;
Series 2014 A, RB(b)(c)	4.13%	10/01/2022	100	104,335

Series 2016 A, RB	4.00%	01/01/2024	280	274,630

Wisconsin Center District;
Series 1999, Ref. RB(b)	5.25%	12/15/2023	800	863,032

Series 1999, Ref. RB (INS - AGM)(a)	5.25%	12/15/2023	450	497,493

				16,052,563

TOTAL INVESTMENTS IN SECURITIES(m)–85.78% (Cost $2,434,619,574)				2,476,162,987

OTHER ASSETS LESS LIABILITIES–14.22%				410,564,101

NET ASSETS–100.00%				$2,886,727,088

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Short Term Municipal Fund

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $212,356,855, which represented 7.36% of the Fund’s Net Assets.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2021.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Security subject to the alternative minimum tax.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28, 2021 was $410,100, which represented less than 1% of the Fund’s Net Assets.

(j)	Zero coupon bond issued at a discount.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(l)	Restricted security. The aggregate value of these securities at February 28, 2021 was $418,500, which represented less than 1% of the Fund’s Net Assets.
(m)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.72%

Portfolio Composition
By credit sector, based on total investments
As of February 28, 2021

Other	42.3%

Revenue Bonds	38.9

General Obligation Bonds	13.2

Pre-Refunded Bonds	5.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Short Term Municipal Fund

Statement of Assets and Liabilities

February 28, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $2,434,619,574)	$2,476,162,987

Cash	403,827,051

Receivable for:
Investments sold	6,729,078

Fund shares sold	21,030,023

Interest	14,288,049

Investment for trustee deferred compensation and retirement plans	34,087

Other assets	947,262

Total assets	2,923,018,537

Liabilities:
Payable for:
Investments purchased	26,618,979

Dividends	686,296

Fund shares reacquired	7,998,419

Accrued fees to affiliates	817,595

Accrued other operating expenses	136,073

Trustee deferred compensation and retirement plans	34,087

Total liabilities	36,291,449

Net assets applicable to shares outstanding	$2,886,727,088

Net assets consist of:
Shares of beneficial interest	$2,863,992,873

Distributable earnings	22,734,215

$2,886,727,088

Net Assets:
Class A	$1,296,041,679

Class C	$44,382,069

Class Y	$1,544,293,531

Class R6	$2,009,809

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	341,395,824

Class C	11,692,035

Class Y	406,731,293

Class R6	528,356

Class A:
Net asset value and offering price per share	$3.80

Class C:
Net asset value and offering price per share	$3.80

Class Y:
Net asset value and offering price per share	$3.80

Class R6:
Net asset value and offering price per share	$3.80

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Short Term Municipal Fund

Statement of Operations

For the six months ended February 28, 2021

(Unaudited)

Investment income:
Interest	$20,488,251

Expenses:
Advisory fees	4,744,363

Administrative services fees	183,379

Custodian fees	16,777

Distribution fees:
Class A	1,349,408

Class C	250,582

Interest, facilities and maintenance fees	350,555

Transfer agent fees - A, C and Y	1,240,183

Transfer agent fees - R6	88

Trustees’ and officers’ fees and benefits	18,408

Registration and filing fees	129,513

Reports to shareholders	47,636

Professional services fees	40,454

Other	24,221

Total expenses	8,395,567

Less: Expense offset arrangement(s)	(191)

Net expenses	8,395,376

Net investment income	12,092,875

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(565,748)

Change in net unrealized appreciation of unaffiliated investment securities	4,818,017

Net realized and unrealized gain	4,252,269

Net increase in net assets resulting from operations	$16,345,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Short Term Municipal Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	February 28, 2021	August 31, 2020

Operations:
Net investment income	$12,092,875	$27,114,986

Net realized gain (loss)	(565,748)	(3,591,117)

Change in net unrealized appreciation	4,818,017	16,372,237

Net increase in net assets resulting from operations	16,345,144	39,896,106

Distributions to shareholders from distributable earnings:
Class A	(5,097,634)	(9,767,647)

Class C	(59,867)	(485,658)

Class Y	(8,250,116)	(17,126,318)

Class R6	(14,728)	(27,956)

Total distributions from distributable earnings	(13,422,345)	(27,407,579)

Share transactions–net:
Class A	398,342,839	486,375,525

Class C	(8,906,317)	(12,390,098)

Class Y	311,827,778	425,787,631

Class R6	(893,725)	2,869,615

Net increase in net assets resulting from share transactions	700,370,575	902,642,673

Net increase in net assets	703,293,374	915,131,200

Net assets:
Beginning of period	2,183,433,714	1,268,302,514

End of period	$2,886,727,088	$2,183,433,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Short Term Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends from net investment income		Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/21	$3.79	$0.02		$0.01	$0.03		$(0.02)		$3.80	0.74%	$1,296,042	0.79	%(d)	0.79	%(d)	0.76	%(d)	0.84	%(d)	13%
Year ended 08/31/20	3.77	0.06		0.02	0.08		(0.06)		3.79	2.14	896,488	0.82		0.82		0.76		1.56		89
Three months ended 08/31/19	3.75	0.02		0.02	0.04		(0.02)		3.77	1.03	405,334	0.82	(e)	0.82	(e)	0.76	(e)	1.72	(e)	13
Year ended 05/31/19	3.72	0.07		0.03	0.10		(0.07)		3.75	2.74	402,504	0.85		0.85		0.77		1.85		69
Year ended 05/31/18	3.75	0.07		(0.04)	0.03		(0.06)		3.72	0.94	413,457	0.86		0.86		0.79		1.84		80
Year ended 05/31/17	3.75	0.06		0.00	0.06		(0.06)		3.75	1.54	415,924	0.85		0.85		0.79		1.55		65
Year ended 05/31/16	3.74	0.07		0.01	0.08		(0.07)		3.75	2.19	401,211	0.83		0.83		0.80		1.78		51
Class C
Six months ended 02/28/21	3.79	0.00		0.01	0.01		(0.00)		3.80	0.38	44,382	1.54	(d)	1.54	(d)	1.51	(d)	0.09	(d)	13
Year ended 08/31/20	3.77	0.03		0.02	0.05		(0.03)		3.79	1.38	53,227	1.57		1.57		1.51		0.81		89
Three months ended 08/31/19	3.75	0.01		0.02	0.03		(0.01)		3.77	0.84	65,379	1.57	(e)	1.57	(e)	1.51	(e)	0.97	(e)	13
Year ended 05/31/19	3.72	0.04		0.03	0.07		(0.04)		3.75	1.97	77,493	1.61		1.61		1.53		1.09		69
Year ended 05/31/18	3.75	0.04		(0.03)	0.01		(0.04)		3.72	0.18	90,796	1.61		1.61		1.54		1.09		80
Year ended 05/31/17	3.75	0.03		0.00	0.03		(0.03)		3.75	0.78	105,243	1.60		1.60		1.54		0.80		65
Year ended 05/31/16	3.74	0.04		0.01	0.05		(0.04)		3.75	1.43	102,888	1.59		1.59		1.56		1.02		51
Class Y
Six months ended 02/28/21	3.79	0.02		0.01	0.03		(0.02)		3.80	0.86	1,544,294	0.54	(d)	0.54	(d)	0.51	(d)	1.09	(d)	13
Year ended 08/31/20	3.77	0.07		0.02	0.09		(0.07)		3.79	2.39	1,230,817	0.57		0.57		0.51		1.81		89
Three months ended 08/31/19	3.75	0.02		0.02	0.04		(0.02)		3.77	1.09	797,580	0.57	(e)	0.57	(e)	0.51	(e)	1.97	(e)	13
Year ended 05/31/19	3.72	0.08		0.03	0.11		(0.08)		3.75	3.00	786,224	0.60		0.60		0.52		2.09		69
Year ended 05/31/18	3.75	0.08		(0.04)	0.04		(0.07)		3.72	1.19	594,628	0.61		0.61		0.54		2.09		80
Year ended 05/31/17	3.76	0.07		(0.01)	0.06		(0.07)		3.75	1.52	487,831	0.60		0.60		0.54		1.80		65
Year ended 05/31/16	3.74	0.08		0.02	0.10		(0.08)		3.76	2.72	347,680	0.58		0.58		0.55		2.02		51
Class R6
Six months ended 02/28/21	3.80	0.02		0.01	0.03		(0.03)		3.80	0.64	2,010	0.45	(d)	0.45	(d)	0.42	(d)	1.18	(d)	13
Year ended 08/31/20	3.77	0.07		0.03	0.10		(0.07)		3.80	2.72	2,903	0.50		0.51		0.44		1.88		89
Three months ended 08/31/19	3.75	0.02		0.02	0.04		(0.02)		3.77	1.10	10	0.50	(e)	0.50	(e)	0.44	(e)	2.05	(e)	13
Period ended 05/31/19(g)	3.75	0.00	(f)	0.00 (f)	0.00	(f)	(0.00	)(f)	3.75	2.73	10	0.50	(e)	0.50	(e)	0.42	(e)	2.20	(e)	69

(a)	Calculated using average shares outstanding.
(b)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,090,610, $50,532, $1,397,046 and $2,261 for Class A, Class C, Class Y and Class R6 shares, respectively.
(e)	Annualized.
(f)	Amount represents less than $0.005.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Short Term Municipal Fund

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Short Term Municipal Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares. Effective November 30, 2020, the automatic conversion pursuant to the Conversion Feature changed from ten years to eight years. The first conversion of Class C shares to Class A shares occurred at the end of December 2020 for all Class C shares that were held for more than eight years as of November 30, 2020.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As

23	Invesco Short Term Municipal Fund

such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

LIBOR Risk - The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

L.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $100 million	0.500%
Next $150 million	0.450%
Next $250 million	0.425%
Next $500 million	0.400%
Next $4 billion	0.370%
Over $5 billion	0.350%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended February 28, 2021, the effective advisory fee rate incurred by the Fund was 0.38%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

24	Invesco Short Term Municipal Fund

    The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.79%, 1.54%, 0.54% and 0.44%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective June 1, 2021 through at least June 30, 2021, the Adviser has agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2021, IDI advised the Fund that IDI retained $0 in front-end sales commissions from the sale of Class A shares and $8,178 and $9,104 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of February 28, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$2,476,162,987	$0	$2,476,162,987

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $191.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a

25	Invesco Short Term Municipal Fund

period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

Effective February 25, 2021, the Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $2.0 billion, collectively by certain Funds, and which will expire on February 24, 2022. Prior to February 25, 2021, the revolving credit and security agreement permitted borrowings up to $2.5 billion. The revolving credit and security agreement is secured by the assets of the Fund. At February 28, 2021, the Fund had no borrowings outstanding under this agreement.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

    The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of August 31, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$6,274,308	$10,486,540	$16,760,848

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2021 was $686,747,827 and $284,740,828, respectively. Cost of investments, including any derivatives,on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$42,936,629

Aggregate unrealized (depreciation) of investments	(1,198,329)

Net unrealized appreciation of investments	$41,738,300

Cost of investments for tax purposes is $2,434,424,687.

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	185,537,151	$704,118,851	223,671,088	$841,600,678

Class C	1,508,543	5,717,853	5,091,253	19,093,020

Class Y	165,424,723	627,731,416	247,599,952	931,436,142

Class R6	442,801	1,682,386	845,974	3,191,610

Issued as reinvestment of dividends:
Class A	992,582	3,764,607	1,722,210	6,471,528

Class C	13,557	51,358	102,682	385,749

Class Y	1,602,850	6,078,779	3,203,601	12,039,729

Class R6	2,345	8,917	3,246	12,268

Automatic conversion of Class C shares to Class A shares:
Class A	2,227,129	8,459,589	1,403,689	5,273,580

Class C	(2,227,129)	(8,459,589)	(1,403,661)	(5,273,580)

26	Invesco Short Term Municipal Fund

	Summary of Share Activity
	Six months ended February 28, 2021(a)		Year ended August 31, 2020
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(83,785,248)	$(318,000,208)	(97,970,272)	$(366,970,261)

Class C	(1,638,264)	(6,215,939)	(7,109,553)	(26,595,287)

Class Y	(84,856,209)	(321,982,417)	(137,964,455)	(517,688,240)

Class R6	(680,665)	(2,585,028)	(88,012)	(334,263)

Net increase in share activity	184,564,166	$700,370,575	239,107,742	$902,642,673

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

27	Invesco Short Term Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(09/01/20)	(02/28/21)[1]	Period[2]	(02/28/21)	Period[2]	Ratio
Class A	$1,000.00	$1,007.40	$3.93	$1,020.88	$3.96	0.79%
Class C	1,000.00	1,003.80	7.65	1,017.16	7.70	1.54
Class Y	1,000.00	1,008.60	2.69	1,022.12	2.71	0.54
Class R6	1,000.00	1,006.40	2.24	1,022.56	2.26	0.45

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

28	Invesco Short Term Municipal Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	O-STM-SAR-1

ITEM 2.	CODE OF ETHICS.

Not required for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of April 19, 2021, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of April 19, 2021, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date: May 7, 2021

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date: May 7, 2021

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date: May 7, 2021